                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455

                           Virtus Opportunities Trust
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                            Hartford, CT 06103-4506
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                     Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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                                                     (VIRTUS MUTUAL FUNDS LOGO)
                                                                                                                       ANNUAL REPORT






                                               Virtus AlphaSector(TM) Allocation Fund
                                                Virtus AlphaSector(TM) Rotation Fund
                                                Virtus Alternatives Diversifier Fund
                                                          Virtus Bond Fund
                                                   Virtus CA Tax-Exempt Bond Fund
                                                  Virtus Global Infrastructure Fund
                                                  Virtus Global Opportunities Fund
                                              Virtus Global Real Estate Securities Fund
                                           Virtus Greater Asia ex Japan Opportunities Fund
                                             Virtus Greater European Opportunities Fund
                                                       Virtus High Yield Fund
                                                  Virtus International Equity Fund
                                          Virtus International Real Estate Securities Fund
                                                     Virtus Market Neutral Fund
                                                Virtus Multi-Sector Fixed Income Fund
                                                 Virtus Premium AlphaSector(TM) Fund
                                                  Virtus Senior Floating Rate Fund

*PROSPECTUS SUPPLEMENT APPLICABLE TO THESE FUNDS APPEARS AT THE BACK OF THIS ANNUAL REPORT.

     TRUST NAME:                   September 30, 2010                                                         Eligible
     VIRTUS                                                                                               shareholders can
     OPPORTUNITIES                                                                                          sign up for
     TRUST                                                                                                   eDelivery
                                                                                                                at
                                                                                                             Virtus.com
                                                                                                              (GRAPHIC)

     NOT FDIC INSURED              NO BANK GUARANTEE                                                        MAY LOSE VALUE

                                                             TABLE OF CONTENTS

Message to Shareholders ........................................................................................................   1
Disclosure of Fund Expenses ....................................................................................................   2
Key Investment Terms and Footnote Legend .......................................................................................   5

                                                                                                                           SCHEDULE
                                                                                                                FUND          OF
FUND                                                                                                          SUMMARY    INVESTMENTS
   Virtus AlphaSector(TM) Allocation Fund ("AlphaSector(TM) Allocation Fund") .............................       8          42
   Virtus AlphaSector(TM)  Rotation Fund ("AlphaSector(TM) Rotation Fund") ................................      10          43
   Virtus Alternatives Diversifier Fund ("Alternatives Diversifier Fund") .................................      12          44
   Virtus Bond Fund ("Bond Fund") .........................................................................      14          45
   Virtus CA Tax-Exempt Bond Fund ("CA Tax-Exempt Bond Fund") .............................................      16          49
   Virtus Global Infrastructure Fund ("Global Infrastructure Fund") .......................................      18          52
   Virtus Global Opportunities Fund ("Global Opportunities Fund") .........................................      20          53
   Virtus Global Real Estate Securities Fund ("Global Real Estate Securities Fund") .......................      22          55
   Virtus Greater Asia ex Japan Opportunities Fund
      ("Greater Asia ex Japan Opportunities Fund") ........................................................      24          57
   Virtus Greater European Opportunities Fund ("Greater European Opportunities Fund") .....................      26          59
   Virtus High Yield Fund ("High Yield Fund") .............................................................      28          61
   Virtus International Equity Fund ("International Equity Fund")** .......................................      30          64
   Virtus International Real Estate Securities Fund
      ("International Real Estate Securities Fund") .......................................................      32          66
   Virtus Market Neutral Fund ("Market Neutral Fund")* ....................................................      34          68
   Virtus Multi-Sector Fixed Income Fund ("Multi-Sector Fixed Income Fund") ...............................      36          72
   Virtus Premium AlphaSector(TM) Fund ("Premium AlphaSector(TM) Fund")*** ................................      38          79
   Virtus Senior Floating Rate Fund ("Senior Floating Rate Fund") .........................................      40          80
Statements of Assets and Liabilities ........................................................................................   86
Statements of Operations ....................................................................................................   90
Statements of Changes in Net Assets .........................................................................................   94
Financial Highlights ........................................................................................................  100
Notes to Financial Statements ...............................................................................................  108
Report of Independent Registered Public Accounting Firm .....................................................................  127
Tax Information Notice ......................................................................................................  128
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees ...............................................  129
Fund Management Tables ......................................................................................................  133

*    Schedule of Investments and Securities Sold Short.
**   Inception date September 16, 2010.
***  Inception date July 1, 2010.

------------------------------------------------------------------------------------------------------------------------------------
PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)
     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the
     Funds voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free
     1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at
     http://www.sec.gov.

FORM N-Q INFORMATION
     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC")
     for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at
     http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the
     SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
------------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

                             In September 2010, the National Bureau of Economic Research concluded that the "Great Recession" had ended more than a year earlier. Good news? Undoubtedly. The sign that all is right with the economy?
                             Hardly.

(PHOTO OF GEORGE R. AYLWARD)

                             While the recession was technically over, the economy has been stalled between tentative growth and a temptation to fall back into recession -- the feared "double dip." The economy certainly has improved since the lows of early 2009, but retail sales have remained weak and the housing market is still depressed, with few signs it has plumbed the bottom of the trough. With the unemployment rate continuing to hover near 10 percent, pessimism remains prevalent and consumer confidence in the economy remains challenged.

Are there opportunities for investors in these situations? Absolutely. The broader financial markets have seen overall gains for three of the past four quarters. July 2010 was the best month for stocks in a year, and then September 2010 topped July with returns not seen in 71 years. The Federal Reserve demonstrated its concern about persistently high unemployment rates and the long-term impact of the recession by saying it was prepared to do whatever was necessary to prevent deflation or the double dip. At the start of the 2010 fourth quarter, the Fed was preparing another round of quantitative easing through large-scale purchases of Treasuries and mortgage-backed securities, and the financial markets responded positively.

These factors are another reminder that during periods of market volatility, vigilance is the key for the investor, the financial advisor, and the professional money manager alike. Your fund's management team provides details of its approach to these markets in the enclosed commentary, and I encourage you to read this material carefully. We also suggest you rely on the experience of your personal financial advisor, who can review your investment objectives and your portfolio and, when appropriate, recommend adjustments to fit your current financial needs and your tolerance for risk.

The wide range of equity and fixed income investments available from the Virtus Mutual Funds allows you to design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will continue do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.


                                                                 1

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
                                                     VIRTUS OPPORTUNITIES TRUST
                                                     DISCLOSURE OF FUND EXPENSES
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

   We believe it is important for you to understand the impact of  EXPENSE TABLE costs  on  your  investment.  All  mutual  funds  have  operating  -----------------------------------------------------------------
expenses.  As a shareholder of a Virtus  Opportunities Trust Fund            Beginning         Ending       Annualized Expenses Paid
(each,  a  "Fund")  you  may  incur  two  types  of  costs:   (1)          Account Value    Account Value     Expense      During
transaction costs,  including sales charges on purchases of Class          April 1, 2010 September 30, 2010    Ratio      Period*
A shares and contingent deferred sales charges on Class C shares;  -----------------------------------------------------------------
and  (2)  ongoing  costs,  including  investment  advisory  fees;  ALPHASECTOR(TM) ALLOCATION FUND distribution and service fees; and other expenses. Class I shares  -----------------------------------------------------------------
are sold without sales  charges.  These  examples are intended to  ACTUAL
help you understand  your ongoing costs (in dollars) of investing  Class A   $1,000.00        $1,008.60        1.13%      $ 5.69
in the Fund and to compare  these costs with the ongoing costs of  Class C    1,000.00         1,004.60        1.87         9.40
investing in other mutual funds.  These  examples are based on an  Class I    1,000.00         1,009.60        0.89         4.48
investment of $1,000  invested at the beginning of the period and  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
held for the entire six-month period. The following Expense Table  Class A    1,000.00         1,019.33        1.13         5.74
illustrates your fund's costs in two ways.                         Class C    1,000.00         1,015.58        1.87         9.49
                                                                   Class I    1,000.00         1,020.55        0.89         4.52
ACTUAL EXPENSES                                                    -----------------------------------------------------------------
   The  first  section  of  the   accompanying   table   provides  ALPHASECTOR(TM)  ROTATION FUND
information about actual account values and actual expenses.  You  -----------------------------------------------------------------
may use the information in this section, together with the amount  ACTUAL
you  invested,  to estimate the  expenses  that you paid over the  Class A   $1,000.00        $  989.40        1.08%      $ 5.39
period.  Simply divide your account value by $1,000 (for example,  Class C    1,000.00           986.30        1.83         9.11
an $8,600  account value divided by $1,000 = 8.6),  then multiply  Class I    1,000.00           990.50        0.84         4.19
the  result by the number  given for your Fund under the  heading  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
"Expenses  Paid During  Period" to estimate the expenses you paid  Class A    1,000.00         1,019.59        1.08         5.48
on your account during the period.                                 Class C    1,000.00         1,015.78        1.83         9.29
                                                                   Class I    1,000.00         1,020.81        0.84         4.26
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES                       -----------------------------------------------------------------
   The  second  section  of  the   accompanying   table  provides  ALTERNATIVES DIVERSIFIER FUND
information  about  hypothetical  account values and hypothetical  -----------------------------------------------------------------
expenses  based on the Fund's actual expense ratio and an assumed  ACTUAL
rate of return of 5% per year before expenses,  which is not your  Class A   $1,000.00        $1,033.20        0.45%      $ 2.29
Fund's  actual  return.  The  hypothetical   account  values  and  Class C    1,000.00         1,029.60        1.20         6.11
expenses  may not be used to estimate the actual  ending  account  Class I    1,000.00         1,034.50        0.20         1.02
balance or  expenses  you paid for the  period.  You may use this  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
information  to compare the ongoing  costs of  investing  in your  Class A    1,000.00         1,022.79        0.45         2.28
Fund and other funds.  To do so,  compare  these 5%  hypothetical  Class C    1,000.00         1,018.98        1.20         6.09
examples  with the 5%  hypothetical  examples  that appear in the  Class I    1,000.00         1,024.05        0.20         1.02
shareholder reports of the other funds.                            -----------------------------------------------------------------
   Please note that the expenses shown in the accompanying  table  BOND FUND are meant to highlight your ongoing costs only and do not reflect  -----------------------------------------------------------------
any  transactional  costs,  such as sales  charges or  contingent  ACTUAL
deferred  sales  charges.  Therefore,  the second  section of the  Class A   $1,000.00        $1,064.30        0.85%      $ 4.40
accompanying table is useful in comparing ongoing costs only, and  Class B    1,000.00         1,059.60        1.60         8.26
will not help you  determine  the relative  total costs of owning  Class C    1,000.00         1,059.40        1.60         8.26
different funds. In addition,  if these  transactional costs were  Class I    1,000.00         1,064.70        0.60         3.11
included,  your costs would have been  higher.  The  calculations  HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
assume no shares  were  bought or sold  during the  period.  Your  Class A    1,000.00         1,020.75        0.85         4.32
actual  costs may have been  higher  or lower,  depending  on the  Class B    1,000.00         1,016.95        1.60         8.12
amount of your  investment  and the  timing of any  purchases  or  Class C    1,000.00         1,016.95        1.60         8.12
redemptions.                                                       Class I    1,000.00         1,022.02        0.60         3.05
                                                                   -----------------------------------------------------------------
                                                                   CA TAX-EXEMPT BOND FUND
                                                                   -----------------------------------------------------------------
                                                                   ACTUAL
                                                                   Class A   $1,000.00        $1,055.50        0.85%      $ 4.38
                                                                   Class I    1,000.00         1,056.90        0.60         3.09
                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                   Class A    1,000.00         1,020.75        0.85         4.32
                                                                   Class I    1,000.00         1,022.02        0.60         3.05
                                                                   -----------------------------------------------------------------
                                                                   GLOBAL INFRASTRUCTURE FUND
                                                                   -----------------------------------------------------------------
                                                                   ACTUAL
                                                                   Class A   $1,000.00        $1,051.20        1.37%      $ 7.04
                                                                   Class C    1,000.00         1,047.40        2.13        10.93
                                                                   Class I    1,000.00         1,053.40        1.13         5.82
                                                                   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                   Class A    1,000.00         1,018.12        1.37         6.95
                                                                   Class C    1,000.00         1,014.26        2.13        10.81
                                                                   Class I    1,000.00         1,019.33        1.13         5.74
                                                                   -----------------------------------------------------------------


                                                                  2

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
                                                     VIRTUS OPPORTUNITIES TRUST
                                               DISCLOSURE OF FUND EXPENSES (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

EXPENSE TABLE                                                      EXPENSE TABLE
-----------------------------------------------------------------  -----------------------------------------------------------------
          Beginning          Ending      Annualized Expenses Paid            Beginning          Ending      Annualized Expenses Paid
        Account Value   Account Value     Expense       During             Account Value   Account Value     Expense       During
        April 1, 2010 September 30, 2010   Ratio       Period*             April 1, 2010 September 30, 2010   Ratio       Period*
-----------------------------------------------------------------  -----------------------------------------------------------------
GLOBAL OPPORTUNITIES FUND                                          INTERNATIONAL REAL ESTATE SECURITIES FUND
-----------------------------------------------------------------  -----------------------------------------------------------------
ACTUAL                                                             ACTUAL
Class A   $1,000.00       $1,044.20         1.55%     $ 7.94       Class A   $1,000.00        $1,121.00        1.50%      $ 7.98
Class B    1,000.00        1,040.30         2.30       11.76       Class C    1,000.00         1,117.90        2.25        11.95
Class C    1,000.00        1,040.50         2.30       11.77       Class I    1,000.00         1,122.80        1.25         6.65
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A    1,000.00        1,017.20         1.55        7.87       Class A    1,000.00         1,017.46        1.50         7.61
Class B    1,000.00        1,013.39         2.30       11.68       Class C    1,000.00         1,013.65        2.25        11.42
Class C    1,000.00        1,013.39         2.30       11.68       Class I    1,000.00         1,018.72        1.25         6.35
-----------------------------------------------------------------  -----------------------------------------------------------------
GLOBAL REAL ESTATE SECURITIES FUND                                 MARKET NEUTRAL FUND**
-----------------------------------------------------------------  -----------------------------------------------------------------
ACTUAL                                                             ACTUAL
Class A   $1,000.00       $1,105.30         1.40%     $ 7.39       Class A   $1,000.00        $  999.10        4.06%      $20.35
Class C    1,000.00        1,101.30         2.15       11.33       Class B    1,000.00           995.00        4.81        24.06
Class I    1,000.00        1,106.70         1.15        6.07       Class C    1,000.00           995.00        4.82        24.11
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           Class I    1,000.00         1,000.90        3.82        19.16
Class A    1,000.00        1,017.96         1.40        7.11       HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class C    1,000.00        1,014.16         2.15       10.91       Class A    1,000.00         1,004.46        4.06        20.61
Class I    1,000.00        1,019.23         1.15        5.84       Class B    1,000.00         1,000.65        4.81        24.42
-----------------------------------------------------------------  Class C    1,000.00         1,000.60        4.82        24.47
GREATER ASIA EX JAPAN OPPORTUNITIES FUND                           Class I    1,000.00         1,005.68        3.82        19.39
-----------------------------------------------------------------  -----------------------------------------------------------------
ACTUAL                                                             MULTI-SECTOR FIXED INCOME FUND
Class A   $1,000.00       $1,216.00         1.80%     $10.00       -----------------------------------------------------------------
Class C    1,000.00        1,211.90         2.55       14.14       ACTUAL
Class I    1,000.00        1,217.80         1.55        8.62       Class A   $1,000.00        $1,060.70        1.19%      $ 6.15
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           Class B    1,000.00         1,055.90        1.94        10.00
Class A    1,000.00        1,015.93         1.80        9.14       Class C    1,000.00         1,056.40        1.94        10.00
Class C    1,000.00        1,012.12         2.55       12.95       Class I    1,000.00         1,061.10        0.93         4.81
Class I    1,000.00        1,017.20         1.55        7.87       HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
-----------------------------------------------------------------  Class A    1,000.00         1,019.03        1.19         6.04
GREATER EUROPEAN OPPORTUNITIES FUND                                Class B    1,000.00         1,015.22        1.94         9.85
-----------------------------------------------------------------  Class C    1,000.00         1,015.22        1.94         9.85
ACTUAL                                                             Class I    1,000.00         1,020.35        0.93         4.72
Class A   $1,000.00       $1,013.50         1.45%      $ 7.32      -----------------------------------------------------------------
Class C    1,000.00        1,009.80         2.20        11.08      PREMIUM ALPHASECTOR(TM) FUND++
Class I    1,000.00        1,014.90         1.20         6.06      -----------------------------------------------------------------
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           ACTUAL
Class A    1,000.00        1,017.71         1.45         7.36      Class A   $1,000.00        $1,117.00        1.70%      $ 9.02
Class C    1,000.00        1,013.90         2.20        11.17      Class C    1,000.00         1,115.00        2.45        12.99
Class I    1,000.00        1,018.98         1.20         6.09      Class I    1,000.00         1,117.00        1.45         7.70
-----------------------------------------------------------------  HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)
HIGH YIELD FUND                                                    Class A    1,000.00         1,008.11        1.70         4.22
-----------------------------------------------------------------  Class C    1,000.00         1,006.25        2.45         6.08
ACTUAL                                                             Class I    1,000.00         1,008.73        1.45         3.60
Class A   $1,000.00       $1,069.20         1.38%      $ 7.16      HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class B    1,000.00        1,066.50         2.13        11.03      Class A    1,000.00         1,016.44        1.70         8.63
Class C    1,000.00        1,066.00         2.13        11.03      Class C    1,000.00         1,012.63        2.45        12.44
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           Class I    1,000.00         1,017.71        1.45         7.36
Class A    1,000.00        1,018.06         1.38         7.01      -----------------------------------------------------------------
Class B    1,000.00        1,014.26         2.13        10.81      SENIOR FLOATING RATE FUND
Class C    1,000.00        1,014.26         2.13        10.81      -----------------------------------------------------------------
-----------------------------------------------------------------  ACTUAL
INTERNATIONAL EQUITY FUND+                                         Class A   $1,000.00       $1,017.10        1.20%       $6.07
-----------------------------------------------------------------  Class C    1,000.00        1,013.30        1.95         9.84
ACTUAL                                                             Class I    1,000.00        1,018.30        0.95         4.81
Class A   $1,000.00       $1,017.00         1.50%      $ 7.58      HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class C    1,000.00        1,016.00         2.25        11.37      Class A    1,000.00        1,018.98        1.20         6.09
Class I    1,000.00        1,017.00         1.25         6.32      Class C    1,000.00        1,015.17        1.95         9.90
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)           Class I    1,000.00        1,020.25        0.95         4.82
Class A    1,000.00        1,001.25         1.50         0.53      -----------------------------------------------------------------
Class C    1,000.00        1,000.98         2.25         0.80
Class I    1,000.00        1,001.34         1.25         0.45
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A    1,000.00        1,017.45         1.50         7.61
Class C    1,000.00        1,013.65         2.25        11.42
Class I    1,000.00        1,018.72         1.25         6.35
-----------------------------------------------------------------


                                                                  3

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

                                                     VIRTUS OPPORTUNITIES TRUST
                                               DISCLOSURE OF FUND EXPENSES (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

---------
+    Inception date is September 16, 2010.  Expenses are equal to the Fund's annualized  expense ratio,  which includes waived fees and reimbursed  fees, if applicable,  multiplied by the average  account  value over the period,  multiplied  by the number of days (13) expenses  were accrued,  then divided by
     365 days to reflect the period since inception.

++ Inception date is July 1, 2010. Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed fees, if applicable, multiplied by the average account value over the period, multiplied by the number of days (90) expenses were accrued, then divided by 365 days to reflect the period since inception.

* Expenses are equal to the relevant Funds' annualized expense ratio, which includes waived fees, reimbursed expenses, dividends and interest on short sales, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

**   Market  Neutral  Fund  annualized   expense  ratio  includes
     dividends and interest on short sales.

     For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

     You can find more  information  about the Funds' expenses in
     the  Financial   Statements   section  that   follows.   For
     additional  information  on  operating  expenses  and  other shareholder costs, refer to the prospectus.


                                                                  4
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
                                              KEY INVESTMENT TERMS AND FOOTNOTE LEGEND

KEY INVESTMENT TERMS                                               CITIGROUP 90-DAY TREASURY BILLS INDEX

ADR (AMERICAN DEPOSITARY RECEIPT)                                  The Citigroup 90-Day Treasury Bills Index measures monthly return equivalents of yield averages that are not marked to market. The
Represents shares of foreign companies traded in U.S. dollars on   90-Day Treasury Bills Index is an average of the last three
U.S. exchanges that are held by a U.S. bank or a trust. Foreign    three-month Treasury bill issues.
companies use ADRs in order to make it easier for Americans to
buy their shares.                                                  EXCHANGE-TRADED FUNDS (ETF)

ALPHASECTOR(TM) ALLOCATION FUND COMPOSITE INDEX                    Portfolios of stocks or bonds that track a specific market index.

The composite index allocation is 75% S&P 500(R) Index and 25%     FTSE EPRA/NAREIT DEVELOPED RENTAL EX U.S. INDEX
Barclays Capital U.S. Aggregate Bond Index. Prior to September
29, 2009, the composite index consisted of 60% S&P 500(R) Index    The FTSE EPRA/NAREIT Developed Rental ex U.S. Index is a
and 40% Barclays Capital U.S. Aggregate Bond Index.                free-float market capitalization index measuring international real estate securities, which meet minimum size, liquidity and
ALPHASECTOR(TM) ROTATION FUND COMPOSITE INDEX                      investment focus criteria. The index is a sub-set of the FTSE
                                                                   EPRA/NAREIT Investment Focus Index Series, which separates the
The composite index allocation is 100% S&P 500(R) Index. Prior to  existing constituents into both Rental and Non-Rental Indices. A
September 29, 2009, the composite index consisted of 80% S&P       company is classified as Rental if the rental revenue from
500(R) Index and 20% Barclays Capital U.S. Aggregate Bond Index.   properties is greater than or equal to 70% of total revenue. The classification is based on revenue sources as disclosed in the
ALPHASECTOR(TM) ROTATION INDEX                                     latest published financial statement. The index is calculated on a total return basis with dividends reinvested.
AlphaSector(SM) Rotation Index ("ASRX"), a public index published
by NASDAQ, through investment in exchange-traded funds (ETFs).     FTSE EPRA/NAREIT DEVELOPED RENTAL INDEX
ASRX is an active index that may invest in the nine Select Sector
SPDR(R) ETFs, representing the primary sectors of the S&P 500(R)   The FTSE EPRA/NAREIT Developed Rental Index is a free-float
Index, plus an ETF representing short-term U.S. Treasuries.        market capitalization index measuring global real estate
                                                                   securities, which meet minimum size, liquidity and investment
The primary sectors of the S&P 500(R) Index represented by the     focus criteria. The index is a sub-set of the FTSE EPRA/NAREIT
Select Sector SPDR(R) ETFs are: consumer discretionary, consumer   Investment Focus Index Series, which separates the existing
staples, energy, financials, healthcare, industrials, materials,   constituents into both Rental and Non-Rental Indices. A company
technology, and utilities. The Index has the flexibility to be     is classified as Rental if the rental revenue from properties is
invested in any combination of the nine sector ETFs, a             greater than or equal to 70% of total revenue. The classification
combination of sector ETFs and short-term U.S. Treasuries, or      is based on revenue sources as disclosed in the latest published
100% in short-term U.S. Treasuries.                                financial statement. The index is calculated on a total return basis with dividends reinvested.
BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND INDEX
                                                                   FUND OF FUNDS
The Barclays Capital California Municipal Bond Index measures
long term investment grade, tax-exempt and fixed rate bonds        A mutual fund that invests in the shares of other open-end mutual
issued in California. The index is calculated on a total return    funds according to an established asset allocation model,
basis.                                                             resulting in a diversified portfolio of asset classes and
                                                                   investment strategies appropriate for pursuit of the overall
BARCLAYS CAPITAL HIGH YIELD BOND 2% ISSUER CAP INDEX               investment objective.

The Barclays Capital High Yield Bond 2% Issuer Cap Index is a      ISHARES
market capitalization-weighted index that measures fixed rate
non-investment grade debt securities of U.S. and non-U.S.          Represents shares of an open-end Exchange-Traded Fund.
corporations. No single issuer accounts for more than 2% of
market cap. The index is calculated on a total return basis.       JPMORGAN EMERGING MARKETS BOND INDEX PLUS

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                         The JPMorgan Emerging Markets Bond Index Plus measures traded external debt instruments in emerging markets. The index is
The Barclays Capital U.S. Aggregate Bond Index measures the U.S.   calculated on a total return basis.
investment grade fixed rate bond market. The index is calculated on a total return basis.


                                                                  5
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
                                        KEY INVESTMENT TERMS AND FOOTNOTE LEGEND (CONTINUED)

LONG POSITION ("LONG")                                             PIK (PAYMENT-IN-KIND SECURITY)

Ownership of a security, giving the investor the right to          A bond which pays interest in the form of additional bonds, or
transfer ownership to someone else, the right to receive income    preferred stock which pays dividends in the form of additional
paid by the security, and the right to any profits or losses as    preferred stock.
the security's value changes.
                                                                   REIT (REAL ESTATE INVESTMENT TRUST)
MSCI AC FAR EAST EX JAPAN INDEX (NET)
                                                                   A publicly traded company that owns, develops and operates
The MSCI AC (All Country) Far East excluding Japan Index is a      income-producing real estate such as apartments, office
free float-adjusted market capitalization weighted index that is   buildings, hotels, shopping centers and other commercial
designed to measure the equity market performance of the Far       properties.
East, excluding Japan. Currently, the MSCI AC Far East ex Japan
Index consists of the following 10 developed and emerging market   S&P 500(R) INDEX
country indices: China, Hong Kong, India, Indonesia, Korea,
Malaysia, Philippines, Singapore, Taiwan and Thailand.             The S&P 500(R) Index is a free-float market
                                                                   capitalization-weighted index of 500 of the largest U.S.
MSCI EAFE(R) INDEX                                                 companies. The index is calculated on a total return basis with dividends reinvested.
The MSCI EAFE(R) (Europe, Australasia, Far East) Index is a free
float-adjusted market capitalization index that measures equity    S&P/LSTA U.S. LEVERAGED LOAN INDEX
market performance of developed markets, excluding the U.S. and
Canada. The index is calculated on a total return basis with       The S&P/LSTA Leveraged Loan Index is a daily total return index
gross dividends reinvested.                                        that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current
MSCI EUROPE INDEX (NET)                                            outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad
The MSCI Europe Index is a free float-adjusted market              cross section of leveraged loans syndicated in the United States,
capitalization weighted index that is designed to measure the      including dollar-denominated loans to overseas issuers.
equity market performance of the developed markets in Europe.
Currently, the MSCI Europe Index consists of the following 16      SHORT POSITION ("SHORT")
developed market country indices: Austria, Belgium, Denmark,
Finland, France, Germany, Greece, Ireland, Italy, the              Stock shares that an investor has sold without actually owning
Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the  (by borrowing the certificates from a broker) in anticipation of
United Kingdom.                                                    a decline in the stock value by a certain date. If the price falls, the investor buys the shares at the lower rate and makes a
MSCI WORLD(SM) INDEX (NET)                                         profit on the difference. It the price rises, the investor must buy at the higher price and sustains a loss.
A free float-adjusted market capitalization index that measures
developed global market equity performance. The index is           SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
calculated on a total return basis with net dividends reinvested.
                                                                   An ADR which is issued with the cooperation of the company whose
MSCI WORLD INFRASTRUCTURE SECTOR CAPPED INDEX                      stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting
The MSCI World Infrastructure Sector Capped Index is a market      rights. ADRs must be sponsored to be able to trade on a major capitalization weighted index that measures performance of global  U.S. exchange such as the NYSE.
infrastructure companies by capturing broad and diversified
opportunities across telecommunication, utilities, energy,         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
transportation and social infrastructure sectors. The
telecommunication infrastructure and utilities sector each         Securities purchased on a when-issued or forward commitment basis
represent one-third of the index weight, while energy,             are also known as delayed delivery transactions. Delayed delivery
transportation and social infrastructure sectors have a combined   transactions involve a commitment by a Fund to purchase or sell a
weight of the remaining one-third of the index. Prior to           security at a future date, ordinarily up to 90 days later.
September 1, 2008, the index allocation was 65% MSCI               When-issued or forward commitments enable a Fund to lock in what
USA/utilities index, 20% MSCI World Telcom Services index and 15%  is believed to be an attractive price or yield on a particular
MSCI World ex USA utilities index.                                 security for a period of time, regardless of future changes in interest rates.


                                                                  6
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
                                        KEY INVESTMENT TERMS AND FOOTNOTE LEGEND (CONTINUED)

FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at September 30, 2010, see the Federal Income Tax Information Note 12 in
     the Notes to Financial Statements.

(2)  Non-income producing.

(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

                                             Market Value
     Fund                             ($ reported in thousands)   % of Net Assets
     -------                          -------------------------   ---------------
     Bond Fund                                 $17,854                  9.0%
     High Yield Fund                            16,540                 15.9%
     Multi-Sector Fixed Income Fund             43,550                 20.8%
     Senior Floating Rate Fund                   6,937                  4.3%

(5)  Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(6)  Illiquid security.

(7)  Illiquid and restricted. See Note 7 in the Notes to Financial Statements.

(8)  Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(9)  At September 30, 2010, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 98%. At September 30, 2010, 66.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 26.4%, GNMA 13.1%, AMBAC 12.2%, and AGM 11.4%.

(10) All or a portion segregated as collateral.

(11) Affiliated Fund(s).

(12) Security in default.

(13) Escrowed to maturity.

(14) All or a portion of security on loan.

(15) Represents security purchased with cash collateral received for securities on loan.

(16) Amount is less than $500.


                                                                  7
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\
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

                                                                                                                  TICKER SYMBOLS:
                                                                                                                  Class A: PSWAX
                                                                                                                  Class C: PSWCX
ALPHASECTOR(TM) ALLOCATION FUND                                                                                   Class I: VAAIX

- ALPHASECTOR(TM) ALLOCATION FUND (THE       - The good news for the third quarter        LACK OF LIQUIDITY IN AN ETF COULD RESULT
  "FUND") is diversified and has an            extends beyond the raw performance         IN ITS VALUE BEING MORE VOLATILE THAN THE
  investment objective of seeking long-term    result. When evaluated at a more           UNDERLYING PORTFOLIO OF SECURITIES. SECTOR
  capital appreciation and current income.     extensive level, the market exhibited      ETFS ARE SUBJECT TO SECTOR RISKS AND
                                               improvement in its quality indicators      NON-DIVERSIFICATION RISKS, WHICH MAY
- For the fiscal year ended September 30,      from a second quarter that delivered very  RESULT IN GREATER PRICE FLUCTUATIONS THAN
  2010, the Fund's Class A shares at NAV       weak and troubling statistics. F-Squared   THE OVERALL MARKET. BECAUSE THE FUND
  returned 10.02%, Class C shares returned     (subadviser to the Fund) evaluates the     INVESTS IN ETFS, IT INDIRECTLY BEARS ITS
  9.20%, and Class I shares returned           market from perspective of the major U.S.  PROPORTIONATE SHARE OF THE OPERATING
  12.34%*. For the same period, the S&P        equity sectors, and the three primary      EXPENSES OF THE UNDERLYING FUNDS.
  500(R) Index ("S&P 500"), a broad-based      yardsticks that we focus on are price      INDIRECTLY, THE FUND IS SUBJECT TO ALL
  equity index, returned 10.16%; the           trends, volatility, and correlation        RISKS ASSOCIATED WITH THE UNDERLYING ETFS.
  Barclays Capital U.S. Aggregate Bond         between the sectors. And for all three of  THE GUARANTEE ON U.S. GOVERNMENT
  Index, a broad-based fixed income index,     these measures, the third quarter          SECURITIES APPLIES ONLY TO THE UNDERLYING
  returned 8.16%; and the AlphaSector(TM)      demonstrated significant improvements      SECURITIES OF THE FUND'S PORTFOLIO, AND
  Allocation Fund Composite Index, the         from the prior quarter.                    NOT TO THE VALUE OF THE FUND'S SHARES.
  Fund's style-specific benchmark                                                         CREDIT RISK REFERS TO THE POSSIBILITY THAT
  appropriate for comparison, returned       WHAT FACTORS AFFECTED THE FUND'S             AN ISSUER OF A SECURITY WILL NOT BE ABLE
  10.05%.                                    PERFORMANCE DURING ITS FISCAL YEAR?          TO MAKE PRINCIPAL AND INTEREST PAYMENTS IN
                                                                                          A TIMELY MANNER. THE FUND MAY INVEST IN
  * Returns less than 1 year are not         - The first half of 2010 saw significant     HIGH YIELD BONDS, WHICH MAY BE SUBJECT TO
    annualized.                                spikes in volatility (using our            GREATER CREDIT AND MARKET RISKS. THE
                                               proprietary volatility measure), with the  PRINCIPAL ON MORTGAGE- OR ASSET-BACKED
  ALL PERFORMANCE FIGURES ASSUME               average sector volatility increasing by    SECURITIES MAY NORMALLY BE PREPAID AT ANY
  REINVESTMENT OF DISTRIBUTIONS AND EXCLUDE    more than 100% from January through June.  TIME, WHICH WILL REDUCE THE YIELD AND
  THE EFFECT OF SALES CHARGES. PAST            In the third quarter that volatility came  MARKET VALUE OF THESE SECURITIES.
  PERFORMANCE IS NO GUARANTEE OF FUTURE        down an average of 47%, and the trend is
  RESULTS AND CURRENT PERFORMANCE MAY BE       pointing towards further reductions in     ------------------------------------------
  HIGHER OR LOWER THAN THE PERFORMANCE         volatility. The second quarter of 2010                 ASSET ALLOCATION
  SHOWN ABOVE.                                 also had near record levels of
                                               correlation between the various industry   The following table presents asset
HOW DID THE MARKET PERFORM DURING THE          sectors, rendering most active management  allocations within certain sectors and as
FUND'S FISCAL YEAR?                            and risk management techniques             a percentage of total investments as of
                                               ineffective.                               September 30, 2010.
- We just finished a strong third quarter
  of 2010 with the S&P 500 up an impressive  - The second quarter saw the majority of     Exchange-Traded Funds                63%
  11.3%, bringing year to date returns to a    the sectors turn "negative" based on our   Domestic Fixed Income Funds          21
  positive 3.9% and trailing 12 months up      analysis, implying that our analysis       Other (includes short-term
  10.2%. This marks the fifth quarter out      suggests that there is a higher              investments and securities
  of the last six with a positive return       probability that the sector will lose        lending collateral)                16
  for the market, and while that statistic     money going forward, versus gain value.                                        ---
  would imply a strong and robust equity       In such cases, we removed those sectors    Total                               100%
  market, 2010 has been anything but           entirely from the portfolio.                                                   ===
  healthy.                                                                                ------------------------------------------
                                             - Of those sectors that were still
- The 11.3% gain for third quarter 2010        positive, they had regressed to the point
  comes on the heels of a -11.4% loss in       that they were nearing the negative
  the second quarter 2010. In fact, in six     inflection point, which would have
  of the past eight quarters the S&P 500       triggered a bear market phase by our
  has either gained or lost at least 10%.      calculations. Fortunately, the third
  This level of volatility is not              quarter reversed the trend, and by the
  unprecedented, but it is indicative of       end of September a majority of the
  the kind of market uncertainty that has      sectors were back positive (and thus were
  traditionally been very challenging for      reinstated into the portfolio), and those
  active investment managers, and              remaining negative had turned to a
  unsettling for investors. Fortunately,       "positive bias." Thus the market trends
  the AlphaSector Rotation Index has been      heading into the fourth quarter of 2010
  able to weather the market volatility to     are positive and improving.
  outperform for both the third quarter,
  year to date 2010, and trailing 12         - Of those sectors that contributed most
  months.                                      significantly to the outperformance of
                                               the strategy during the year, having
                                               eliminated Health Care in the second
                                               quarter of 2010 and maintaining exposure
                                               to Consumer Discretionary were most
                                               constructive.

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                  8
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
ALPHASECTOR(TM) ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Inception     Inception
                                                                                     1 year     5 years     to 9/30/10        Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                              10.02%      2.50%         4.34%        8/1/03
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                            3.69       1.29          3.48         8/1/03
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                              9.20       1.73          3.56         8/1/03
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                    --         --         12.34        10/1/09
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                      10.16       0.64        NOTE 5             --
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                                             8.16       6.20        NOTE 6             --
------------------------------------------------------------------------------------------------------------------------------------
ALPHASECTOR(TM) ALLOCATION FUND COMPOSITE INDEX                                       10.05       3.24        NOTE 7             --
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(8): A SHARES: 1.45%; C SHARES: 2.20%; I SHARES: 1.20%.
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 8/1/03) IS 4.21% AND FOR CLASS I (SINCE 10/1/09) IS 13.07%.
(6)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 8/1/03) IS 5.70% AND FOR CLASS I (SINCE 10/1/09) IS 7.76%.
(7)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 8/1/03) IS 5.13% AND FOR CLASS I (SINCE 10/1/09) IS 12.11%.
(8)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE JANUARY 31, 2010, AND AS
     SUPPLEMENTED AND REVISED SEPTEMBER 14, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS. EXPENSE RATIOS DO NOT REFLECT FEES AND
     EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on August 1, 2003 (inception date of the Fund), for Class A and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

               Share         Share    S&P 500(R)       Barclays Capital            AlphaSector(TM)
          Class A(1,3,4) Class C(1,4)    Index   U.S. Aggregate Bond Index Allocation Fund Composite Index
          -------------- ------------ ---------- ------------------------- -------------------------------
 8/1/2003       9425         10000      10000              10000                        10000
9/30/2003       9604         10170      10191              10338                        10252
9/30/2004      10469         11011      11603              10718                        11256
9/30/2005      11299         11798      13024              11018                        12211
9/29/2006      12112         12551      14430              11422                        13180
9/28/2007      13641         14032      16802              12009                        14747
9/30/2008      11466         11703      13109              12447                        12935
9/30/2009      11618         11772      12204              13761                        13011
9/30/2010      12783         12854      13444              14884                        14319

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                  9

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: PWBAX
ALPHASECTOR(TM) ROTATION FUND                                                                                        Class C: PWBCX
                                                                                                                     Class I: VARIX

-    ALPHASECTOR(TM) ROTATION FUND (THE      WHAT FACTORS AFFECTED THE FUND'S             ------------------------------------------
     "FUND") is diversified and has an       PERFORMANCE DURING ITS FISCAL YEAR?                        Asset Allocation
     investment objective of seeking
     long-term capital appreciation.         -    The first half of 2010 saw significant  The following table presents asset
                                                  spikes in volatility (using our         allocations within certain sectors and as
-    For the fiscal year ended September          proprietary volatility measure), with   a percentage of total investments as of
     30, 2010, the Fund's Class A shares at       the average sector volatility           September 30, 2010.
     NAV returned 9.63%, Class C shares           increasing by more than 100% from
     returned 8.79%, and Class I shares           January through June. In the third      Exchange-Traded Funds                  79%
     returned 12.63%*. For the same period,       quarter that volatility came down an    Other
     the S&P 500(R) Index ("S&P 500"), a          average of 47%, and the trend is
     broad-based equity index, returned           pointing towards further reductions in    (including securities lending
     10.16%; the Barclays Capital U.S.            volatility. The second quarter of 2010    collateral)                          21
     Aggregate Bond Index, a broad-based          also had near record levels of                                                ---
     fixed income index, returned 8.16%;          correlation between the various         Total                                 100%
     and the AlphaSector(TM) Rotation Fund        industry sectors, rendering most                                              ===
     Composite Index, the Fund's                  active management and risk management   ------------------------------------------
     style-specific benchmark appropriate         techniques ineffective.
     for comparison, returned 10.16%.
                                             -    The second quarter saw the majority of
     *    Returns less than 1 year are not        the sectors turn "negative" based on
          annualized.                             our analysis, implying that our
                                                  analysis suggests that there is a
     ALL PERFORMANCE FIGURES ASSUME               higher probability that the sector
     REINVESTMENT OF DISTRIBUTIONS AND            will lose money going forward, versus
     EXCLUDE THE EFFECT OF SALES CHARGES.         gain value. In such cases, we removed
     PAST PERFORMANCE IS NO GUARANTEE OF          those sectors entirely from the
     FUTURE RESULTS AND CURRENT PERFORMANCE       portfolio.
     MAY BE HIGHER OR LOWER THAN THE
     PERFORMANCE SHOWN ABOVE.                -    Of those sectors that were still
                                                  positive, they had regressed to the
HOW DID THE MARKET PERFORM DURING THE             point that they were nearing the
FUND'S FISCAL YEAR?                               negative inflection point, which would
                                                  have triggered a bear market phase by
-    We just finished a strong third              our calculations. Fortunately, the
     quarter of 2010 with the S&P 500 up an       third quarter reversed the trend, and
     impressive 11.3%, bringing year to           by the end of September a majority of
     date returns to a positive 3.9% and          the sectors were back positive (and
     trailing 12 months up 10.2%. This            thus were reinstated into the
     marks the fifth quarter out of the           portfolio), and those remaining
     last six with a positive return for          negative had turned to a "positive
     the market, and while that statistic         bias." Thus the market trends heading
     would imply a strong and robust equity       into the fourth quarter of 2010 are
     market, 2010 has been anything but           positive and improving.
     healthy.
                                             -    Of those sectors that contributed most
-    The 11.3% gain for third quarter 2010        significantly to the outperformance of
     comes on the heels of a -11.4% loss in       the strategy during the year, having
     the second quarter 2010. In fact, in         eliminated Health Care in the second
     six of the past eight quarters the S&P       quarter of 2010 and maintaining
     500 has either gained or lost at least       exposure to Consumer Discretionary
     10%. This level of volatility is not         were most constructive.
     unprecedented, but it is indicative of
     the kind of market uncertainty that          LACK OF LIQUIDITY IN AN ETF COULD
     has traditionally been very                  RESULT IN ITS VALUE BEING MORE
     challenging for active investment            VOLATILE THAN THE UNDERLYING PORTFOLIO
     managers, and unsettling for                 OF SECURITIES. SECTOR ETFS ARE SUBJECT
     investors. Fortunately, the                  TO SECTOR RISKS AND
     AlphaSector Rotation Index has been          NON-DIVERSIFICATION RISKS, WHICH MAY
     able to weather the market volatility        RESULT IN GREATER PRICE FLUCTUATIONS
     to outperform for both the third             THAN THE OVERALL MARKET. BECAUSE THE
     quarter, year to date 2010, and              FUND INVESTS IN ETFS, IT INDIRECTLY
     trailing 12 months.                          BEARS ITS PROPORTIONATE SHARE OF THE
                                                  OPERATING EXPENSES OF THE UNDERLYING
-    The good news for the third quarter          FUNDS. INDIRECTLY, THE FUND IS SUBJECT
     extends beyond the raw performance           TO ALL RISKS ASSOCIATED WITH THE
     result. When evaluated at a more             UNDERLYING ETFS. THE GUARANTEE ON U.S.
     extensive level, the market exhibited        GOVERNMENT SECURITIES APPLIES ONLY TO
     improvement in its quality indicators        THE UNDERLYING SECURITIES OF THE
     from a second quarter that delivered         FUND'S PORTFOLIO, AND NOT TO THE VALUE
     very weak and troubling statistics.          OF THE FUND'S SHARES.
     F-Squared evaluates the market from
     perspective of the major U.S. equity
     sectors, and the three primary
     yardsticks that we focus on are price
     trends, volatility, and correlation
     between the sectors. And for all three
     of these measures, the third quarter
     demonstrated significant improvements
     from the prior quarter.

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 10

ALPHASECTOR(TM) ROTATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Inception     Inception
                                                                                     1 year     5 years     to 9/30/10        Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                               9.63%      1.50%         3.98%        8/1/03
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                            3.33       0.30          3.13         8/1/03
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                              8.79       0.76          3.22         8/1/03
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                    --         --         12.63        10/1/09
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                      10.16       0.64        NOTE 5             --
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                                             8.16       6.20        NOTE 6             --
------------------------------------------------------------------------------------------------------------------------------------
ALPHASECTOR(TM) ROTATION FUND COMPOSITE INDEX                                         10.16       2.05        NOTE 7             --
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(8): A SHARES: 1.34%; C SHARES: 2.09%; I SHARES 1.09%.
ALL RETURNS REPRESENT PAST  PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE  INVESTMENT  RETURN  AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS  THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL RETURNS ARE HISTORICAL AND  INCLUDE  CHANGES IN  SHARE  PRICE AND  THE  REINVESTMENT OF  BOTH DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC" (CONTINGENT DEFERRED  SALES CHARGE)  IS  APPLIED  TO  REDEMPTIONS OF  CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT  THE  TIME  OF PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 8/1/03) IS 4.21% AND FOR CLASS I (SINCE 10/1/09) IS 13.07%.
(6)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 8/1/03) IS 5.70% AND FOR CLASS I (SINCE 10/1/09) IS 7.76%.
(7)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 8/1/03) IS 4.76% AND FOR CLASS I (SINCE 10/1/09) IS 13.07%.
(8)  THE EXPENSE RATIOS OF THE  FUND  ARE  SET  FORTH  ACCORDING TO  THE  PROSPECTUS FOR THE FUND EFFECTIVE JANUARY 31, 2010, AND AS
     SUPPLEMENTED AND REVISED  SEPTEMBER 14, 2010,  AND  MAY  DIFFER  FROM  THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR  MORE  CURRENT  EXPENSE  RATIOS. EXPENSE RATIOS DO NOT REFLECT FEES AND
     EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000  made  on August 1, 2003  (inception  date of the Fund), for Class A and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                Share          Share         S&P 500(R)         Barclays Capital             AlphaSector(TM)
          Class A(1, 3, 4) Class C(1, 4)       Index        U.S. Aggregate Bond Index Rotation Fund Composite Index
          ---------------- ------------- ------------------ ------------------------- -----------------------------
 8/1/2003       9425           10000            10000                 10000                       10000
9/30/2003       9538           10100            10191                 10338                       10221
9/30/2004      10528           11074            11603                 10718                       11431
9/30/2005      11576           12084            13024                 11018                       12616
9/29/2006      12603           13063            14430                 11422                       13797
9/28/2007      14567           14999            16802                 12009                       15751
9/30/2008      11702           11946            13109                 12447                       13038
9/30/2009      11374           11538            12204                 13761                       12672
9/30/2010      12469           12552            13444                 14884                       13960

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 11

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: PDPAX
ALTERNATIVES DIVERSIFIER FUND                                                                                        Class C: PDPCX
                                                                                                                     Class I: VADIX

-    ALTERNATIVES DIVERSIFIER FUND (THE           The extreme pessimism reflected in           CONCENTRATING INVESTMENTS IN REITS
     "FUND") is diversified and has an            investor sentiment helped to put a           INVOLVES CERTAIN RISKS SUCH AS
     investment objective of long-term            recent bottom into stocks, along with        REFINANCING, PROPERTY VALUE CHANGES
     capital appreciation.                        slightly better economic data, and           AND MANAGEMENT SKILL.
                                                  generally better than expected
-    For the fiscal year ended September          corporate earnings. Other asset              THE FUND'S USE OF ASSET CLASS
     30, 2010, the Fund's Class A shares at       classes also experienced volatility,         ALLOCATIONS DOES NOT ASSURE OR
     NAV returned 8.91%, Class C shares           including many investments in the            GUARANTEE BETTER PERFORMANCE AND
     returned 8.06%, and Class I shares           Fund. However, given the multiple            CANNOT ELIMINATE THE RISK OF
     returned 11.11%*. For the same period,       investment approach of the Fund as a         INVESTMENT LOSS.
     the S&P 500(R) Index ("S&P 500"), a          whole, the Fund experienced less
     broad-based equity index, returned           volatility than the equity markets.          BEFORE INVESTING, YOU SHOULD
     10.16%, and the Diversifier Composite                                                     CAREFULLY READ THE APPLICABLE RISK
     Index, the Fund's style-specific index  WHAT FACTORS AFFECTED THE FUND'S                  DISCLOSURE FOR EACH OF THE UNDERLYING
     appropriate for comparison, returned    PERFORMANCE DURING ITS FISCAL YEAR?               VIRTUS MUTUAL FUNDS, WHICH CAN BE
     9.45%.                                                                                    FOUND IN THE CURRENT PROSPECTUS.
                                             -    There has been a measurable increase
     *    Returns less than 1 year are not        in correlation across asset classes,         LACK OF LIQUIDITY IN AN ETF COULD
          annualized.                             as there seems to be a "risk-on versus       RESULT IN ITS VALUE BEING MORE
                                                  risk-off" mentality among market             VOLATILE THAN THE UNDERLYING
     ALL PERFORMANCE FIGURES ASSUME               participants. Stocks, high-yield             PORTFOLIO OF SECURITIES. SECTOR ETFS
     REINVESTMENT OF DISTRIBUTIONS AND            bonds, commodities and real estate (to       ARE SUBJECT TO SECTOR RISKS AND
     EXCLUDE THE EFFECT OF SALES CHARGES.         name a few classes) tend to move             NON-DIVERSIFICATION RISKS, WHICH MAY
     PAST PERFORMANCE IS NO GUARANTEE OF          together as investors either chose to        RESULT IN GREATER PRICE FLUCTUATIONS
     FUTURE RESULTS AND CURRENT PERFORMANCE       put risk capital to work, or sell            THAN THE OVERALL MARKET. BECAUSE THE
     MAY BE HIGHER OR LOWER THAN THE              assets in tandem. While over time the        FUND INVESTS IN ETFS, IT INDIRECTLY
     PERFORMANCE SHOWN ABOVE.                     individual investments specific to the       BEARS ITS PROPORTIONATE SHARE OF THE
                                                  Fund have a relatively low correlation       OPERATING EXPENSES OF THE UNDERLYING
HOW DID THE MARKET PERFORM DURING THE             to the stock markets, the correlation        FUNDS. INDIRECTLY, THE FUND IS
FUND'S FISCAL YEAR?                               patterns do not work out all the time.       SUBJECT TO ALL RISKS ASSOCIATED WITH
                                                  However, on a rolling three-year             THE UNDERLYING ETFS.
-    On the face of things, equity markets        basis, the Fund has produced higher
     performed well over the course of the        returns with less risk than the S&P          INVESTING IN FUNDS THAT USE LEVERAGE,
     last year, with the S&P 500 rising           500 for all 23 of the rolling 3-year         SHORT SELLING, FUTURES, OPTIONS AND/
     10.16% year-over-year. However, it           periods since inception through              OR DERIVATIVES MAY EXPOSE THE FUND TO
     would be a simplification to suggest         September 30, 2010. The Fund has also        ADDITIONAL RISKS. COMMODITY OR
     the market "had a good year" when            experienced significantly less               COMMODITY-RELATED EQUITY PRICES MAY
     looked through the lens of the               volatility (as measured by the               FLUCTUATE WIDELY OVER SHORT TIME
     volatility investors endured to garner       standard deviation of the fund) than         PERIODS.
     the returns. On April 23, 2010, the          the index over all the rolling 3-year
     S&P 500 closed at 1,217, putting it at       periods and over the recent calendar    ------------------------------------------
     a recent high since the bear market          year. Historically, the asset classes                 Asset Allocation
     low hit in March of 2009. Optimism           in which the Fund invests have a
     regarding the economic recovery was          relatively low correlation to the S&P   The following table presents asset
     high and the market had virtually            500, which means greater                allocations within certain sectors and as
     doubled since the lows. Ultimately a         diversification. This spreading out of  a percentage of total investments as of
     spate of bad economic news, including        risk should provide investors with      September 30, 2010.
     signs of anemic job growth, rising           reasonable portfolio returns with less
     home foreclosures and falling housing        volatility.                             Exchange-Traded Funds                  35%
     prices, sent the market into a                                                       Equity Funds                           55
     tailspin. The market sold off                INVESTING INTERNATIONALLY, ESPECIALLY   Fixed Income Funds                     10
     dramatically until July 22 when the          IN EMERGING MARKETS, INVOLVES                                                 ---
     S&P closed at 1,022, for a 16% decline       ADDITIONAL RISKS SUCH AS CURRENCY,      Total                                 100%
     in the broad equity index. This              POLITICAL, ACCOUNTING, ECONOMIC AND                                           ===
     "correction" was largely caused by the       MARKET RISK.                            ------------------------------------------
     speculation the economy was going into
     a "double dip" recession and that            INVESTING IN THE SECURITIES OF SMALL
     stocks were overvalued relative to the       AND MID-SIZED COMPANIES INVOLVES
     earnings power. Subsequently, the            GREATER RISKS AND PRICE VOLATILITY
     market has recovered to 1,141 on             THAN LARGER, MORE ESTABLISHED
     September 30, 2010, the date of this         COMPANIES.
     report.

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 12

ALTERNATIVES DIVERSIFIER FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Inception     Inception
                                                                                                 1 year     to 9/30/10        Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                           8.91%        1.65%       11/30/05
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                                        2.65         0.42        11/30/05
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                                          8.06         0.90        11/30/05
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                                --        11.11         10/1/09
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                                  10.16       NOTE 5              --
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIER COMPOSITE INDEX                                                                        9.45       NOTE 6              --
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): A SHARES: GROSS 2.07%, NET 0.45%; C SHARES: GROSS 2.82%, NET 1.20%; I SHARES: GROSS 1.82%, NET 0.20%.
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT  PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE SHOWN. THE INVESTMENT RETURN AND  PRINCIPAL  VALUE OF  AN INVESTMENT WILL  FLUCTUATE SO THAT  AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR  ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN  SHARE  PRICE  AND  THE  REINVESTMENT  OF  BOTH DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED  TO  REDEMPTIONS  OF  CERTAIN  CLASSES  OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE  TIME  OF  PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 11/30/05) IS 0.23% AND FOR CLASS I (SINCE 10/1/09) IS 13.07%.
(6)  THE INDEX PERFORMANCE FOR CLASS A AND CLASS C (SINCE 11/30/05) IS 3.28% AND FOR CLASS I (SINCE 10/1/09) IS 9.45%.
(7)  THE  EXPENSE  RATIOS  OF  THE  FUND ARE SET FORTH  ACCORDING TO  THE PROSPECTUS FOR THE FUND EFFECTIVE JANUARY 31, 2010, AND AS
     SUPPLEMENTED  AND  REVISED  SEPTEMBER 14, 2010,  AND  MAY DIFFER  FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL  HIGHLIGHTS FOR  MORE  CURRENT  EXPENSE RATIOS. EXPENSE RATIOS DO NOT REFLECT FEES AND
     EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. NET EXPENSE: EXPENSES  REDUCED BY VOLUNTARY FEE WAIVER WHICH MAY BE DISCONTINUED
     AT ANY TIME. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on  November 30, 2005 (inception date of the Fund), for Class A and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                       (PERFORMANCE GRAPH)

                Share           Share         S&P 500(R)       Diversifier
           Class A(1, 3, 4) Class C(1, 4)       Index        Composite Index
           ---------------- ------------- ------------------ ---------------
11/30/2005        9425          10000            10000            10000
 9/29/2006       10059          10606            10855            11193
 9/28/2007       11431          11965            12639            12809
 9/30/2008       10409          10803             9862            11757
 9/30/2009        9368           9663             9181            10680
 9/30/2010       10203          10442            10114            11689

    For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 13

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: SAVAX
BOND FUND                                                                                                            Class B: SAVBX
                                                                                                                     Class C: SAVCX
                                                                                                                     Class I: SAVYX

-    BOND FUND (THE "FUND") is diversified   WHAT FACTORS AFFECTED THE FUND'S             ------------------------------------------
     and has an investment objective of      PERFORMANCE DURING ITS FISCAL YEAR?                        ASSET ALLOCATION
     high total return from both current
     income and capital appreciation.        -    The fund maintained a healthy           The following table presents asset
                                                  overweight to corporate credit during   allocations within certain sectors and as
-    For the fiscal year ended September          the period, and as a result, it         a percentage of total investments as of
     30, 2010, the Fund's Class A shares at       exceeded the benchmark by 249 basis     September 30, 2010.
     NAV returned 10.42%, Class B shares          points. The Fund emphasized
     returned 9.60%, Class C shares               financials, particularly banks and      Corporate Bonds                        51%
     returned 9.57%, and Class I shares           insurance, which stood out as top         Financials                     24%
     returned 10.65%. For the same period,        performers due to a supportive            Consumer Discretionary          8
     the Barclays Capital U.S. Aggregate          regulatory environment. The Fund also     Telecommunication Services      4
     Bond Index, which serves as the              maintained a meaningful allocation to     Utilities                       3
     broad based and style-specific               high yield debt, which returned           All other sectors              12
     benchmark index appropriate for              roughly 18%. In the securitized         Mortgage-Backed Securities             33
     comparison, returned 8.16%.                  sector, the fund emphasized             U.S. Government Securities              9
                                                  commercial mortgage backed              Loan Agreements                         2
     ALL PERFORMANCE FIGURES ASSUME               securities. CMBS was the top            Other (includes short-term
     REINVESTMENT OF DISTRIBUTIONS AND            performing component of the portfolio,    investments and securities
     EXCLUDE THE EFFECT OF SALES CHARGES.         with a total return of 23.29%. Agency     lending collateral)                   5
     PAST PERFORMANCE IS NO GUARANTEE OF          mortgage-backed securities, which                                             ---
     FUTURE RESULTS AND CURRENT PERFORMANCE       returned just 5.77% in the portfolio,   Total                                 100%
     MAY BE HIGHER OR LOWER THAN THE              were de-emphasized relative to the                                            ===
     PERFORMANCE SHOWN ABOVE.                     benchmark.                              ------------------------------------------

HOW DID THE MARKET PERFORM DURING THE             THE FUND MAY INVEST IN HIGH YIELD
FUND'S FISCAL YEAR?                               BONDS, WHICH MAY BE SUBJECT TO GREATER
                                                  CREDIT AND MARKET RISKS. AS INTEREST
-    The financial markets continued to           RATES RISE, EXISTING BOND PRICES FALL
     recover from the depressed levels they       AND CAN CAUSE THE VALUE OF AN
     reached in early 2009. While returns         INVESTMENT IN THE FUND TO DECLINE.
     did not match the stratospheric              CHANGES IN INTEREST RATES WILL AFFECT
     heights of the previous year,                THE VALUE OF LONGER TERM FIXED INCOME
     corporate credit continued its strong        SECURITIES MORE THAN SHORTER-TERM
     upward trajectory. The catalysts to          SECURITIES. THE PRINCIPAL ON MORTGAGE-
     credit were twofold. First, as               OR ASSET-BACKED SECURITIES MAY
     economic growth improved, credit             NORMALLY BE PREPAID AT ANY TIME,
     fundamentals improved with them.             WHICH WILL REDUCE THE YIELD AND MARKET
     Second, the Federal Reserve's low            VALUE OF THESE SECURITIES.
     interest rate policies drove investors
     out of money markets and Treasuries
     and into bonds that provided more
     yield. Improving fundamentals and the
     search combined to fan the demand for
     higher yielding corporate bonds. As a
     result, high yield bonds, as
     represented by the Barclays family of
     indices, returned 18.44% over the
     course of the year. High grade
     corporate credit also fared well,
     producing an 11.67% return. Commercial
     mortgage-backed securities ("CMBS")
     rallied along with the corporate
     sector, with a 17.99% total return
     according to Barclays. Returns on
     government related bonds were muted,
     as U.S. Treasuries generated a 7.57%
     return during the fiscal year, and
     mortgage-backed securities lagged, at
     only 5.71%.

    For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 14

BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        1 year            5 years         10 years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                 10.42%            6.02%            5.97%
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3)                                                                 5.18              4.99             5.46
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                                                 9.60              5.22             5.18
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                                                              5.60              5.22             5.18
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                                9.57              5.22             5.17
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                   10.65              6.28             6.26
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                                               8.16              6.20             6.41
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.02%, NET 0.85%; B SHARES: GROSS 1.77%, NET 1.60%; C SHARES: GROSS 1.77%, NET 1.60%; I
SHARES: GROSS 0.77%, NET 0.60%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.  CDSC CHARGES
     FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES  MADE  WITHIN 18  MONTHS  OF  PURCHASE  IN WHICH A  FINDER'S  FEE WAS PAID AND ALL
     REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS. NET EXPENSE: EXPENSES REDUCED BY VOLUNTARY
     FEE WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial  investment  of $10,000 made on September 30, 2000,  for Class A, Class B, Class C, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                                                             Barclays Capital U.S.
            Share Class A(1,3,4)   Share Class B(1,4)   Share Class C(1,4)   Share Class I    Aggregate Bond Index
            --------------------   ------------------   ------------------   -------------   ---------------------
9/29/2000           9525                 10000                10000              10000               10000
9/28/2001          10434                 10867                10865              10984               11295
9/30/2002          11007                 11392                11390              11636               12266
9/30/2003          11919                 12239                12235              12634               12930
9/30/2004          12435                 12672                12667              13208               13406
9/30/2005          12701                 12844                12838              13530               13781
9/29/2006          13147                 13203                13197              14049               14286
9/28/2007          13685                 13633                13626              14656               15020
9/30/2008          13618                 13466                13471              14632               15569
9/30/2009          15405                 15113                15114              16584               17212
9/30/2010          17011                 16563                16560              18350               18617

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 15

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: CTESX
CA TAX-EXEMPT BOND FUND                                                                                              Class I: CTXEX

- CA TAX-EXEMPT BOND FUND (THE "FUND") is      well as the prospect of lower federal        when interest rates reverse course and
  diversified and has an investment            and state financial support. Ongoing         move higher. The Fund did benefit from
  objective to obtain a high level of          reports challenging the fiscal soundness     its allocation to high quality
  current income exempt from California        of future retirement benefits along with     zero-coupon bonds. While out of favor
  state and local income taxes, as well as     sizable budget deficits still being          for the first part of the year, this
  federal income tax, consistent with the      reported throughout the country could        structure provided the portfolio with
  preservation of capital.                     derail the strong municipal valuation        attractive yield as relative spreads
                                               momentum, especially if fiscal               remain attractive. The Fund's allocation
- For the fiscal year ended September 30,      conditions do not improve.                   to the Healthcare Sector also benefited
  2010, the Fund's Class A shares at NAV                                                    performance as these higher coupon
  returned 4.43% and Class I shares            The technicals have clearly dominated        securities saw steady improvement in
  returned 4.69%. For the same period, the     the fundamentals in the municipal market     risk premiums throughout the year.
  Barclays Capital U.S. Aggregate Bond         with strong demand from individual
  Index, a broad-based fixed income index,     investors and lower supply of tax-exempt     The technicals have clearly dominated
  returned 8.16%, and the Barclays Capital     issuance due to the BAB program              the fundamentals in the municipal market
  California Municipal Bond Index, the         dominating the market. However, the          with strong demand from individual
  Fund's style-specific benchmark              fundamentals are starting to get             investors and lower supply of tax-exempt
  appropriate for comparison, returned         attention as municipalities are              issuance due to the BAB program
  6.04%.                                       experiencing budget problems not seen        dominating the market. However, the
                                               since the 1930s. With very low absolute      fundamentals are starting to get
  ALL PERFORMANCE FIGURES ASSUME               yields and the huge amount of money that     attention as municipal credits are
  REINVESTMENT OF DISTRIBUTIONS AND            has poured into the market over the past     experiencing budget problems not seen
  EXCLUDE THE EFFECT OF SALES CHARGES.         18 months, against the backdrop of           since the 1930s. With very low absolute
  PAST PERFORMANCE IS NO GUARANTEE OF          weaker fundamentals, we expect market        yields and the huge amount of money that
  FUTURE RESULTS AND CURRENT PERFORMANCE       performance to level off as we move          has poured into the market over the past
  MAY BE HIGHER OR LOWER THAN THE              through the balance of 2010 and into         18 months, against the backdrop of
  PERFORMANCE SHOWN ABOVE.                     2011.                                        weaker fundamentals, we expect market
                                                                                            performance to level off as we move
HOW DID THE MARKET PERFORM DURING THE        WHAT FACTORS AFFECTED THE FUND'S               through the balance of 2010.
FUND'S FISCAL YEAR?                          PERFORMANCE DURING ITS FISCAL YEAR?
                                                                                            A FUND THAT CONCENTRATES ITS INVESTMENTS
- The municipal bond market performed very   - Due to the fiscal challenges impacting       IN A SINGLE STATE WILL BE MORE
  well over the past year as strong demand     the State of California, California          SUSCEPTIBLE TO FACTORS ADVERSELY
  for tax-exempt bonds from individual         municipal bonds mostly underperformed        AFFECTING ISSUERS LOCATED IN THAT STATE
  investors and municipal bond funds and       bonds issued outside of the state. Just      THAN WOULD A MORE GEOGRAPHICALLY DIVERSE
  the continued success of the Build           recently, California finally passed its      PORTFOLIO OF SECURITIES. A PORTION OF
  America Bond program ("BABs") each           2011 budget, over 90 days past its           INCOME MAY BE SUBJECT TO SOME STATE
  benefited the market. Individuals have       original deadline. This budget attempts      AND/OR LOCAL TAXES AND, FOR CERTAIN
  invested record amounts of money into        to close a $19.1 billion deficit the         INVESTORS, A PORTION MAY BE SUBJECT TO
  municipal bond funds over the past 18        state is projecting for 2011. Because of     THE FEDERAL ALTERNATIVE MINIMUM TAX.
  months as they look to diversify their       the uncertainty surrounding the state's      INVESTING IN MUNICIPAL BONDS INVOLVES
  risks beyond the equity market and to        fiscal position, investors are demanding     MARKET RISK AND CREDIT RISK. AS INTEREST
  help prepare for the inevitable rise in      higher risk premiums on most California      RATES RISE, EXISTING BOND PRICES FALL
  taxes to fund federal and state              municipal bonds.                             AND CAN CAUSE THE VALUE OF AN INVESTMENT
  deficits. This huge demand for                                                            IN THE FUND TO DECLINE. CHANGES IN
  tax-exempt bonds has helped drive prices     Despite solid absolute performance, the      INTEREST RATES WILL AFFECT THE VALUE OF
  higher and improved the liquidity for        Fund's high quality emphasis hurt            LONGER-TERM FIXED INCOME SECURITIES MORE
  the entire municipal bond market. After      relative performance over the past year      THAN SHORTER-TERM SECURITIES.
  being shut out of the market for part of     as investors' search for yield in an
  2008 and 2009, issuers once again have       extremely low interest rate environment    ------------------------------------------
  affordable access to the market through      helped prices on lower rated municipal                  ASSET ALLOCATION
  BABs and the traditional tax-exempt          bonds move significantly higher.           The following table presents asset
  market as the cost of capital has            Investors are venturing into single-A      allocations within certain sectors and as
  improved greatly. The general effect of      and BBB rated issues in search of yield    a percentage of total investments as of
  the BAB program has been an overall          as overall interest rates have declined.   September 30, 2010.
  improvement in the price of most             This trend impacted performance in 2009
  municipal bonds, since this issuance         and through the first 9 months of 2010.    Pre-Refunded                           27%
  would previously have come to the market     While the Fund's absolute returns are      General Revenue                        16
  as tax-exempt debt. Issuers are enjoying     solidly positive, it could not keep pace   General Obligation                     15
  a much lower cost of capital on both BAB     with the improvement in prices of lower    Water & Sewer Revenue                  11
  issues and tax-exempt issues due to the      quality bonds. Additionally, the Fund's    Medical Revenue                         9
  great success of this program.               higher allocation to longer maturity       Development Revenue                     6
                                               bonds with short dated call options has    Education Revenue                       3
  Despite this improvement over the past       impacted performance. As interest rates    Other (includes short-term
  year, ongoing concerns persist over          moved steadily lower during the year,        investments)                         13
  difficult state and local fiscal             these bonds experienced less price                                               ---
  conditions. Investors are closely            appreciation than similar maturity         Total                                 100%
  monitoring the financial health of           noncallable bonds or bonds with longer                                           ===
  municipal issuers struggling with lower      dated call options. We continue to hold    ------------------------------------------
  revenues due to declines in sales tax        these high quality, shorter call dated
  and income tax receipts as                   bonds as interest rates hover near
                                               historic low levels. These bonds will
                                               provide strong relative performance

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 16

CA TAX-EXEMPT BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Inception         Inception
                                                        1 year         5 years        10 years        to 9/30/10           Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                 4.43%          4.03%           4.64%              --                 --
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3,4)                              -0.54           3.03            4.13               --                 --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                    4.69             --              --             4.29%           9/29/06
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(5)            8.16           6.20            6.41             6.83                 --
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND INDEX(5)      6.04           4.92            5.59             4.99                 --
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: GROSS 1.02%, NET 0.85%; I SHARES: GROSS 0.77%, NET 0.60%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE  PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS  AND CAPITAL
    GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC"  (CONTINGENT  DEFERRED  SALES  CHARGE) IS  APPLIED  TO REDEMPTIONS  OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES
    CHARGE  APPLIED  AT  THE  TIME OF  PURCHASE.  CDSC CHARGES  FOR CERTAIN  REDEMPTIONS OF CLASS A  SHARES MADE WITHIN 18 MONTHS OF
    PURCHASE IN WHICH A FINDER'S FEE WAS PAID ARE 1% AND 0% THEREAFTER.
(5) THE SINCE INCEPTION INDEX RETURNS ARE FROM THE INCEPTION DATE OF THE CLASS.
(6) THE  EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING  TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE JANUARY 31,  2010, AND AS
    SUPPLEMENTED AND REVISED SEPTEMBER 14, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES
    IN THIS REPORT.  SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE  RATIOS. NET EXPENSE:  EXPENSES  REDUCED BY VOLUNTARY FEE
    WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial  investment of $10,000 made on September 30, 2000 for Class A shares  including any  applicable  sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                         Barclays Capital
                            California      Barclays Capital
           Share Class    Munitipal Bond     U.S. Aggregate
           A(1, 3, 4)         Index            Bond Index
           -----------   ----------------   ----------------
9/29/2000     9525            10000              10000
9/28/2001    10413            10978              11295
9/30/2002    11396            11926              12266
9/30/2003    11540            12216              12930
9/30/2004    11943            12898              13406
9/30/2005    12310            13550              13781
9/29/2006    12810            14174              14286
9/28/2007    13044            14594              15020
9/30/2008    12791            14207              15569
9/30/2009    14365            16245              17212
9/30/2010    15001            17226              18617

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 17

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: PGUAX
                                                                                                                     Class C: PGUCX
GLOBAL INFRASTRUCTURE FUND                                                                                           Class I: PGIUX

- GLOBAL INFRASTRUCTURE FUND (THE "FUND")    - Given the global nature of the Fund,       ------------------------------------------
  is diversified and has an investment         European markets had a significant                      ASSET ALLOCATION
  objective of seeking both capital            impact on performance during the fiscal
  appreciation and current income.             year. In the first half of calendar year   The following table presents asset
                                               2010, the sovereign debt crisis spread     allocations within certain sectors and as
- For the fiscal year ended September 30,      across several countries in which the      a percentage of total investments as of
  2010, the Fund's Class A shares at NAV       Fund is invested, including Spain,         September 30, 2010.
  returned 10.48%, Class C shares returned     Portugal and Italy. In particular, the
  9.70%, and Class I shares returned           Fund's transportation holdings were hit    Telecommunication Services             30%
  10.96%. For the same period, the S&P         by these concerns.                         Utilities                              30
  500(R) Index, a broad-based equity                                                      Energy                                 21
  index, returned 10.16%, and the MSCI       WHAT FACTORS AFFECTED THE FUND'S             Industrials                            16
  World Infrastructure Sector Capped         PERFORMANCE DURING ITS FISCAL YEAR?          Consumer Discretionary                  2
  Index, the Fund's style-specific                                                        Other (includes short-term
  benchmark appropriate for comparison,      - The Fund significantly outperformed the      investments)                          1
  returned 6.79%.                              benchmark for the fiscal year ended                                              ---
                                               September 30, 2010, mainly due to the      Total                                 100%
  ALL PERFORMANCE FIGURES ASSUME               strength of stock selection in                                                   ===
  REINVESTMENT OF DISTRIBUTIONS AND            communications, utilities and              ------------------------------------------
  EXCLUDE THE EFFECT OF SALES CHARGES.         transportation. However, the overweight
  PAST PERFORMANCE IS NO GUARANTEE OF          in transportation was a slight detractor
  FUTURE RESULTS AND CURRENT PERFORMANCE       from performance as that sector
  MAY BE HIGHER OR LOWER THAN THE              underperformed all sectors in the Fund
  PERFORMANCE SHOWN ABOVE.                     due to the European sovereign debt
                                               concerns.
HOW DID THE MARKET PERFORM DURING THE
FUND'S FISCAL YEAR?                          - Looking at regional contributions, stock
                                               selection and an overweight in North
- Despite a positive return for both the       America contributed to relative
  Fund and the market during the fiscal        performance. In Europe, the underweight
  year ended September 30, 2010,               in utilities and strong stock selection
  volatility continued to define the           in transportation helped performance
  investing environment. For the last          versus the benchmark. The Fund's
  twelve months, the Fund outperformed the     underweight in Asia combined with poor
  broader market as our high-quality,          stock selection was a partial detractor
  lower-risk, above-market dividend yield      to performance on a relative basis.
  strategy came into favor as the stock
  market rally lost some steam.                INVESTING INTERNATIONALLY INVOLVES
                                               ADDITIONAL RISKS SUCH AS CURRENCY,
- Communications and Utilities showed          POLITICAL, ACCOUNTING, ECONOMIC AND
  their traditional defensiveness,             MARKET RISK. THE FUND MAY INVEST IN HIGH
  outperforming the broader market in weak     YIELD BONDS, WHICH MAY BE SUBJECT TO
  periods, namely the calendar fourth          GREATER CREDIT AND MARKET RISKS.
  quarter of 2009 and the calendar third       INFRASTRUCTURE RELATED ENTITIES ARE
  quarter of 2010. Communications rallied      SUBJECT TO FACTORS THAT MAY ADVERSELY
  in the last quarter of the fiscal year       AFFECT THEIR BUSINESS INCLUDING
  and have outperformed the broader            GOVERNMENT POLICIES AND REGULATION.
  market over the last year on the             INVESTING IN FUNDS THAT USE LEVERAGE,
  strength of dividends. Despite some          SHORT SELLING, FUTURES, OPTIONS AND/OR
  recovery in the most recent quarter,         DERIVATIVES MAY EXPOSE THE FUND TO
  utilities have largely remained out of       ADDITIONAL RISKS. BECAUSE THE FUND IS
  favor during the better part of the past     HEAVILY WEIGHTED IN A SINGLE SECTOR, IT
  twelve months. The energy sector rallied     WILL BE IMPACTED BY THAT SECTOR'S
  early in the fiscal year as the economic     PERFORMANCE MORE THAN A FUND WITH
  outlook showed improvement, but              BROADER SECTOR DIVERSIFICATION.
  performance stalled along with the
  economy.

  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 18

GLOBAL INFRASTRUCTURE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Inception         Inception
                                                                        1 year          5 years         to 9/30/10            Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                 10.48%          4.26%              5.45%           12/30/04
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                               4.13           3.04               4.37            12/30/04
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                 9.70           3.48               4.67            12/30/04
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                    10.96             --              -5.66              6/6/08
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                         10.16           0.64             NOTE 5              NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
MSCI WORLD INFRASTRUCTURE SECTOR CAPPED INDEX                             6.79           3.46             NOTE 6              NOTE 6
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(7): A SHARES: 1.33%; C SHARES: 2.08%, I SHARES: 1.08%.
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE  APPLIED AT THE TIME OF  PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  INDEX PERFORMANCE IS 1.06% FOR CLASS A AND CLASS C (SINCE 12/30/04) AND -5.14% FOR CLASS I (SINCE 6/6/08).
(6)  INDEX PERFORMANCE IS 5.64% FOR CLASS A AND CLASS C (SINCE 12/30/04) AND -6.95% FOR CLASS I (SINCE 6/6/08).
(7)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial  investment of $10,000 made on December 30, 2004 (inception date of the Fund), for Class A and Class C shares  including  any  applicable  sales  charges  or fees.  Performance  assumes  reinvestment  of  dividends  and  capital  gain distributions.

                                                         (PERFORMANCE GRAPH)

             Share Class A(1,3,4)  Share Class C(1,4)  S&P 500(R) Index   Global Infrastructure Linked Benchmark
             --------------------  ------------------  ----------------   --------------------------------------
12/30/2004           9425                 10000             10000                        10000
 9/30/2005          10378                 10959             10291                        11567
 9/29/2006          11381                 11911             11401                        12702
 9/28/2007          14405                 14964             13276                        15986
 9/30/2008          12153                 12543             10358                        13131
 9/30/2009          11574                 11855              9643                        12837
 9/30/2010          12788                 13004             10623                        13709

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 19

GLOBAL OPPORTUNITIES FUND                                                                                            TICKER SYMBOLS:
                                                                                                                     Class A: NWWOX
                                                                                                                     Class B: WWOBX
                                                                                                                     Class C: WWOCX


-  GLOBAL OPPORTUNITIES FUND (THE "FUND")    -  Tremendous uncertainty remains at the     INVESTING INTERNATIONALLY, ESPECIALLY IN
   is diversified and has an investment         macroeconomic level. Globally,            EMERGING MARKETS, INVOLVES ADDITIONAL
   objective of capital appreciation.           concerns about a double-dip recession,    RISKS SUCH AS CURRENCY, POLITICAL,
                                                deflation, consumer deleveraging and      ACCOUNTING, ECONOMIC AND MARKET RISK.
-  For the fiscal year ended September 30,      government deficits persist. It appears   INVESTING IN THE SECURITIES OF SMALL AND
   2010, the Fund's Class A shares at NAV       that it may take some time before         MID-SIZED COMPANIES INVOLVES GREATER RISKS
   returned 18.09%, Class B shares              markets regain solid ground and           AND PRICE VOLATILITY THAN LARGER, MORE
   returned 17.09%, and Class C shares          business confidence gains a strong        ESTABLISHED COMPANIES. BECAUSE THE FUND IS
   returned 17.01%. For the same period,        footing.                                  HEAVILY WEIGHTED IN A SINGLE SECTOR, IT
   the S&P 500(R) Index, a broad-based                                                    WILL BE IMPACTED BY THAT SECTOR'S
   equity index, returned 10.16%, and the    WHAT FACTORS AFFECTED THE FUND'S             PER-FORMANCE MORE THAN A FUND WITH BROADER
   MSCI World(SM) Index (Net), the Fund's    PERFORMANCE DURING ITS FISCAL YEAR?          SECTOR DIVERSIFICATION.
   style-specific benchmark appropriate
   for comparison, returned 6.76%.           -  The Fund's out-of-index holdings in       ------------------------------------------
                                                India, strong stock selection in the                   ASSET ALLOCATION
   ALL PERFORMANCE FIGURES ASSUME               U.S. and Switzerland, and its limited
   REINVESTMENT OF DISTRIBUTIONS AND            exposure to Japan helped the Fund         The following table presents asset
   EXCLUDE THE EFFECT OF SALES CHARGES.         outperform during the year.               allocations within certain sectors and as
   PAST PERFORMANCE IS NO GUARANTEE OF                                                    a percentage of total investments as of
   FUTURE RESULTS AND CURRENT PERFORMANCE    -  The Fund has sizeable positions in        September 30, 2010.
   MAY BE HIGHER OR LOWER THAN THE              large, multi-national corporations. In
   PERFORMANCE SHOWN ABOVE.                     general, their multiples remain fairly    Consumer Staples                       39%
                                                attractive. The companies are growing,    Information Technology                 23
HOW DID THE MARKET PERFORM DURING THE           but their valuations don't always         Financials                             11
FUND'S FISCAL YEAR?                             reflect that growth. The Fund is          Health Care                            10
                                                growing faster than the Index while       Consumer Discretionary                  6
-  World economies are stabilizing, and         trading at similar valuations.            Energy                                  4
   financial conditions are improving,                                                    Industrials                             3
   albeit unevenly, across the world.        -  The Fund's out-of-index Indian            Other (includes short-term
   Emerging countries had fewer                 holdings, including HDFC Bank and           investments)                          4
   structural issues than developed             Housing Development Finance, made                                               ---
   countries, and have recovered from the       positive contributions to absolute and    Total                                 100%
   crisis more quickly, in general. We          relative performance during the year.                                           ===
   anticipate that these countries will                                                   ------------------------------------------
   continue to show strength, although       -  Strong stock selection helped the
   growth rates may be slower as demand         United States make attractive
   for goods among consumers in developed       contributions to relative performance.
   countries remains muted. If domestic         Apple, McDonalds, Cognizant Technology
   demand grows quickly enough in emerging      Solutions, Mead, and Altria Group
   countries, it could help sustain growth      helped relative performance during the
   rates at higher levels.                      year.

-  The United States economy seems to have   -  Limited sector exposure and strong
   stabilized, and the country is further       stock selection helped make Financials
   along in cleaning up its financial           the best performing sector in the Fund
   system than are many other countries.        during the year. Indian Banks delivered
   However, headwinds remain. Unemployment      strong relative performance during the
   is very high. Consumer spending is           Fund's fiscal year. HDFC Bank and
   muted, although saving more and              Housing Development Finance Corp. made
   spending less may be good for the            positive contributions to relative
   economy over the longer term. We             performance.
   continue, as always, to carefully
   monitor the situation and adjust our
   risk exposures around the world
   accordingly.

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 20

GLOBAL OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           1 year          5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                    18.09%          -0.08%             0.01%
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                                 11.30           -1.26             -0.58
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                                                    17.09           -0.81             -0.73
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                                                                 13.09           -0.81             -0.73
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                                   17.01           -0.83             -0.76
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                            10.16            0.64             -0.43
------------------------------------------------------------------------------------------------------------------------------------
MSCI WORLD(SM) INDEX (NET)                                                                   6.76            1.30              0.79
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: GROSS 1.86%, NET 1.55%; B SHARES: GROSS 2.61%, NET 2.30%; C SHARES: GROSS 2.61%, NET 2.30%.
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.  CDSC CHARGES
     FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES  MADE  WITHIN 18  MONTHS  OF  PURCHASE  IN WHICH A  FINDER'S  FEE WAS PAID AND ALL
     REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS. NET EXPENSE: EXPENSES REDUCED BY VOLUNTARY
     FEE WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 For periods ended 9/30
-----------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on September 30, 2000, for Class A, Class B, and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

            Share Class A(1,3,4)  Share Class B(1,4)  Share Class C(1,4)  S&P 500(R) Index   MSCI World(SM) Index (Net)
            --------------------  ------------------  ------------------  ----------------   --------------------------
9/29/2000           9425                10000               10000             10000                  10000
9/28/2001           6787                 7139                7144              7336                   7186
9/30/2002           5704                 5964                5967              5834                   5807
9/30/2003           6873                 7120                7113              7259                   7282
9/30/2004           7880                 8106                8103              8265                   8527
9/30/2005           9472                 9673                9662              9277                  10141
9/29/2006          10973                11126               11118             10279                  11679
9/28/2007          13291                13371               13361             11968                  14022
9/30/2008           9237                 9236                9226              9338                  10370
9/30/2009           7987                 7934                7920              8693                  10132
9/30/2010           9433                 9289                9267              9577                  10817

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 21

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: VGSAX
                                                                                                                     Class C: VGSCX
GLOBAL REAL ESTATE SECURITIES FUND                                                                                   Class I: VGISX

-  GLOBAL REAL ESTATE SECURITIES FUND (THE      put their banking system through a        -  Looking forward, the outlook for global
   "FUND") is non-diversified and has a         series of stress tests. The results of       real estate space market fundamentals
   primary investment objective of              which were published during late July        (i.e., changes in rents and
   long-term capital appreciation and a         and helped calmed market fears and set       occupancies) remains mixed with Asia
   secondary investment objective of            the stage for a strong reversal in the       Pacific and emerging markets such as
   income.                                      performance of the Euro.                     Brazil further along the recovery curve
                                                                                             versus the U.S., Europe and the U.K.
-  For the fiscal year ended September 30,   -  Toward the end of the Fund's fiscal          However, the current low interest rate
   2010, the Fund's Class A shares at NAV       year The Wall Street Journal ran an          environment and expectations for low
   returned 22.42%, Class C shares              article titled "Macro Forces in Market       global economic growth have enhanced
   returned 21.55%, and Class I shares          Confound Stock Pickers,"(1) which went       the income appeal of high-quality core
   returned 22.77%. For the same period,        on to review how big picture items such      real estate on a global basis. With the
   the S&P 500(R) Index, a broad-based          as the economy, politics and monetary        return of liquidity to the real estate
   equity index, returned 10.16%, and the       policy seem to have a much greater           financing markets, the transaction
   FTSE EPRA/NAREIT Developed Rental            influence on the direction of stocks         market for real asset assets has
   Index, the Fund's style-specific             today than in the past. In our opinion,      improved markedly in 2010 and capital
   benchmark appropriate for comparison,        the events that transpired over the          values have increased across most
   returned 22.32%.                             fiscal year and their impact on              markets, particularly for prime
                                                securities markets are a perfect             assets.
   ALL PERFORMANCE FIGURES ASSUME               example of this trend. Nonetheless,
   REINVESTMENT OF DISTRIBUTIONS AND            despite the intra-year volatility that    -  Moreover, an environment of low growth
   EXCLUDE THE EFFECT OF SALES CHARGES.         occurred because of these evolving           and low interest rates is positive for
   PAST PERFORMANCE IS NO GUARANTEE OF          macro forces, overall the markets            global real estate securities and the
   FUTURE RESULTS AND CURRENT PERFORMANCE       posted positive returns during the           increased appetite for yield
   MAY BE HIGHER OR LOWER THAN THE              fiscal year.                                 alternatives has definitely been a
   PERFORMANCE SHOWN ABOVE.                                                                  large driver behind returns for global
                                             WHAT FACTORS AFFECTED THE FUND'S                real estate securities during the
HOW DID THE MARKET PERFORM DURING THE        PERFORMANCE DURING ITS FISCAL YEAR?             fiscal year and 2010 year-to-date.
FUND'S FISCAL YEAR?                                                                          Should these conditions remain in
                                             -  Macro forces, such as changing               place, we could see further capital
-  During the first half of the Fund's          expectations for the global economy,         appreciation in global real estate
   fiscal year signs of continued global        concerns regarding structural fiscal         shares over the balance of 2010 and
   economic recovery abounded, but the          imbalances across many developed             into 2011. However, to sustain the
   recovery remained uneven and bifurcated      countries and ongoing monetary policy        recent healthy moves in valuations over
   between emerging and developed               initiatives were significant factors         the medium-term, additional reductions
   economies at one level and then across       that affected the performance of the         in the cost of capital and/or further
   major developed economies at the next        Fund during the fiscal year.                 progress in space market fundamentals,
   level. Structural fiscal imbalances          Additionally, given the capital              and ultimately cash flow growth, will
   were a common issue of discussion and        intensive nature of the real estate          be needed.
   unfortunately are a too common feature       industry, the material reduction in
   among many of the developed economies        capital costs during the fiscal year      (1) TOM LAURICELLA AND GREGORY ZUCKERMAN,
   around the world. Even very small            has been a significant factor behind         "MACRO FORCES IN MARKET CONFOUND STOCK
   economies, such as Greece, can in the        the performance of the securities            PICKERS," THE WALL STREET JOURNAL,
   short run have a disproportionate            within the Fund.                             SEPTEMBER 24, 2010.
   impact on global financial markets and
   this was made abundantly clear during     -  Taking a closer look at the countries        CONCENTRATING INVESTMENTS IN REITS
   early 2010. Fiscal imbalances can            represented within the Fund's style          INVOLVES CERTAIN RISKS SUCH AS
   clearly be an impediment to long-run         benchmark the top five performing            REFINANCING, PROPERTY VALUE CHANGES AND
   growth and the market was keenly             countries during the fiscal year on a        MANAGEMENT SKILL. INVESTING
   focused on the will of political             U.S. dollar basis were Sweden, Hong          INTERNATIONALLY, ESPECIALLY IN
   leadership to put policies in place to       Kong, Canada, Singapore and                  EMERGING MARKETS, INVOLVES ADDITIONAL
   help correct these structural                Switzerland, respectively. Conversely        RISKS SUCH AS CURRENCY, POLITICAL,
   imbalances going forward.                    the bottom five performing countries         ACCOUNTING, ECONOMIC AND MARKET RISK.
                                                were Greece, Spain, the U.K., Belgium        INVESTING IN THE SECURITIES OF SMALL
-  During the second half of the Fund's         and Italy, respectively. Factors             AND MID-SIZED COMPANIES INVOLVES
   fiscal year the uncertainty surrounding      driving the performance of the top           GREATER RISKS AND PRICE VOLATILITY THAN
   the financial situations across              performing countries include better          LARGER, MORE ESTABLISHED COMPANIES. A
   several southern European countries          economic growth outlook, a more stable       NON-DIVERSIFIED FUND MAY BE MORE
   (i.e., Italy, Greece and Spain) and          fiscal situation and a healthier             SUSCEPTIBLE TO ANY SINGLE ECONOMIC,
   whether or not the European Union and        financial sector. Whereas the bottom         POLITICAL OR REGULATORY EVENT AFFECTING
   its healthier members, at least on a         performing countries were generally          AN ISSUER THAN IS A DIVERSIFIED FUND.
   relative basis, were going to act to         plagued by a weak fiscal situation and
   stabilize the ongoing European               financial sector and relatively weaker    ------------------------------------------
   sovereign debt crisis consumed               economic outlook.                                      ASSET ALLOCATION
   investors' attention. Over the second
   weekend in May, a large package of        -  During the fiscal year, 14 countries      The following table presents asset
   financial assistance was unveiled by         positively contributed to portfolio       allocations within certain sectors and as
   the European Union in coordination with      performance, 7 countries detracted from   a percentage of total investments as of
   the International Monetary Fund and the      performance and one was neutral. In       September 30, 2010.
   European Central Bank, which went a          aggregate, the fiscal year's
   long way to averting a larger financial      performance was driven primarily by       Retail REITs                           30%
   catastrophe. The unveiling of this           stock selection versus country            Office REITs                           16
   financial rescue package, however, was       allocation. The performance of the Fund   Specialized REITs                      16
   not enough to halt the downward spiral       relative to its style benchmark           Diversified REITs                      12
   of the Euro versus the U.S. dollar.          benefited from stock selection within     Residential REITs                      10
   Thus, in an attempt to boost investor        the U.S., allocation to and stock         Real Estate Operating Companies         9
   confidence, toward the end of the            selection within the Netherlands,         Industrial REITs                        4
   second quarter of 2010, European             allocation to Brazil, stock selection     Other (includes short-term
   financial regulators announced that          with Australia and allocation to            investments)                          3
   they would                                   Belgium. However, allocation to and                                             ---
                                                stock selection within Sweden, Canada     Total                                 100%
                                                and Japan negatively impacted the                                               ===
                                                performance of the Fund relative to its   ------------------------------------------
                                                style benchmark.

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 22

GLOBAL REAL ESTATE SECURITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Inception         Inception
                                                                                       1 year           to 9/30/10            Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                               22.42%             66.74%             3/2/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                            15.38              60.61              3/2/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                              21.55              65.53              3/2/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                  22.77              67.22              3/2/09
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                       10.16              39.06              NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FTSE EPRA/NAREIT DEVELOPED RENTAL INDEX                                                22.32              70.10              NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: GROSS 4.85%, NET 1.40%; C SHARES: GROSS 5.60%, NET 2.15%; CLASS I SHARES: GROSS 4.60%, NET 1.15%.
ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE  APPLIED AT THE TIME OF  PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE SINCE INCEPTION INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.
(6)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT.  SEE THE  FINANCIAL  HIGHLIGHTS  FOR MORE CURRENT  EXPENSE  RATIOS.  NET  EXPENSE:  EXPENSES  REDUCED BY
     CONTRACTUAL  FEE WAIVER IN EFFECT THROUGH MARCH 31, 2010.  GROSS EXPENSE:  DOES NOT REFLECT THE EFFECT OF THE  CONTRACTUAL  FEE
     WAIVER. EFFECTIVE APRIL 1, 2010, THE WAIVER IS VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial  investment of $10,000 made on March 2, 2009 (inception  date of the Fund),  for Class A, Class C and
Class I shares including any  applicable  sales charges or fees.  Performance  assumes reinvestment  of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

            Share Class A(1,3,4)  Share Class C(1,4)  Share Class I   S&P 500(R) Index   FTSE EPRA/NAREIT Developed Rental Index
            --------------------  ------------------  -------------   ----------------   ---------------------------------------
 3/2/2009           9425                 10000            10000           10000                         10000
9/30/2009          17276                 18250            18360           15289                         18933
9/30/2010          21149                 22182            22541           16842                         23158

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 23

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: VGAAX
                                                                                                                     Class C: VGACX
GREATER ASIA EX JAPAN OPPORTUNITIES FUND                                                                             Class I: VGAIX

-  GREATER ASIA EX JAPAN OPPORTUNITIES       WHAT FACTORS AFFECTED THE FUND'S                Financial companies led the way with
   FUND (THE "FUND") is diversified and      PERFORMANCE DURING ITS FISCAL YEAR?             strong performance from HDFC Bank,
   has an investment objective to seek                                                       Housing Development Finance Corp.
   long-term capital appreciation.           -  Strong stock selection, in addition to       making attractive contributions to
                                                positive sector and country allocation,      absolute and relative performance
-  For the fiscal year ended September 30,      were the primary drivers behind the          during the year.
   2010, the Fund's Class A shares at NAV       Fund's outperformance during the fiscal
   returned 34.27%, Class C shares              year.                                        INVESTING IN THE SECURITIES OF SMALL
   returned 33.39%, and Class I shares                                                       AND MID-SIZED COMPANIES INVOLVES
   returned 34.69%. For the same period,     -  Strong underlying earnings growth of         GREATER RISKS AND PRICE VOLATILITY THAN
   the S&P 500(R) Index, a broad-based          the stocks held in the portfolio over        LARGER, MORE ESTABLISHED COMPANIES.
   equity index, returned 10.16%, and the       the past several years was finally           BECAUSE THE FUND IS HEAVILY WEIGHTED IN
   MSCI AC Far East ex Japan Index (Net),       reflected in share price performance,        A SINGLE SECTOR, IT WILL BE IMPACTED BY
   the Fund's style-specific benchmark          helping the Fund outperform the indexes      THAT SECTOR'S PERFORMANCE MORE THAN A
   appropriate for comparison, returned         during the year.                             FUND WITH BROADER SECTOR
   18.50%.                                                                                   DIVERSIFICATION. INVESTING
                                             -  The Fund's Indian holdings made the          INTERNATIONALLY, ESPECIALLY IN EMERGING
   ALL PERFORMANCE FIGURES ASSUME               greatest contributions to absolute and       MARKETS, INVOLVES ADDITIONAL RISKS SUCH
   REINVESTMENT OF DISTRIBUTIONS AND            relative performance as the Fund was         AS CURRENCY, POLITICAL, ACCOUNTING,
   EXCLUDE THE EFFECT OF SALES CHARGES.         overweight the country.                      ECONOMIC AND MARKET RISK.
   PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE RESULTS AND CURRENT PERFORMANCE    -  Sri Lanka is an out-of-index play. The    ------------------------------------------
   MAY BE HIGHER OR LOWER THAN THE              Fund's holdings in the country made                    ASSET ALLOCATION
   PERFORMANCE SHOWN ABOVE.                     attractive contributions to relative
                                                and absolute performance during the       The following table presents asset
HOW DID THE MARKET PERFORM DURING THE           Fund's fiscal year. The country is        allocations within certain sectors and as
FUND'S FISCAL YEAR?                             benefiting from a period of peace and     a percentage of total investments as of
                                                investment following a decadeslong        September 30, 2010.
-  Markets in the Far East had a strong         civil war.
   year as countries in the region have                                                   Consumer Staples                       35%
   been some of the first to recover from    -  The Fund was significantly overweight     Financials                             22
   the financial crisis.                        the Consumer Staples sector, as that is   Industrials                            11
                                                the sector we find the largest number     Consumer Discretionary                  8
-  Tremendous uncertainty remains at the        of attractive investments. This           Information Technology                  7
   macroeconomic level. Globally,               weighting helped absolute and relative    Health Care                             5
   concerns about a double-dip recession,       performance during the Fund's fiscal      Materials                               5
   deflation, consumer deleveraging and         year. The strong performance of ITC and   Other (includes short-term
   government deficits persist. In this         Nestle India helped the Consumer            investments and securities
   environment investor dollars are             Staples sector become a top performer       lending collateral)                   7
   flowing to the regions less affected by      during the Fund's fiscal year.                                                  ---
   these issues, namely emerging markets                                                  Total                                 100%
   and the Far East.                         -  Financials was another top-performing                                           ===
                                                sector in the Fund during the Fund's      ------------------------------------------
                                                fiscal year. Indian

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 24

GREATER ASIA EX JAPAN OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for period ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Inception         Inception
                                                                                       1 year           to 9/30/10            Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                               34.27%              47.16%            4/21/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                            26.55               41.25             4/21/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                              33.39               46.10             4/21/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                  34.69               47.56             4/21/09
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                       10.16               23.76              NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
MSCI AC FAR EAST EX JAPAN INDEX (NET)                                                  18.50               42.15              NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE  RATIOS(6): A SHARES: GROSS 2.95%, NET 1.80%; C SHARES: GROSS 3.70%, NET 2.55%; CLASS I SHARES: GROSS 2.70%, NET 1.55%.
ALL RETURNS  REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE  INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL  FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH  MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS  ARE HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC" (CONTINGENT DEFERRED SALES CHARGE)  IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR CERTAIN REDEMPTIONS OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE SINCE INCEPTION INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.
(6)  THE EXPENSE RATIOS OF THE FUND ARE SET FORTH ACCORDING TO THE PROSPECTUS FOR THE FUND EFFECTIVE JANUARY 31, 2010, AND AS
     SUPPLEMENTED AND REVISED SEPTEMBER 14, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS. NET EXPENSE: EXPENSES REDUCED BY
     CONTRACTUAL FEE WAIVER IN EFFECT THROUGH MARCH 31, 2010. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE CONTRACTUAL FEE
     WAIVER. EFFECTIVE APRIL 1, 2010, THE WAIVER IS VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

GROWTH OF $10,000 For period ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on April 21, 2009 (inception date of the Fund), for Class A, Class C and
Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

            Share Class A(1,3,4)  Share Class C(1,4)  Share Class I   S&P 500(R) Index   MSCI AC Far East ex Japan Index (Net)
            --------------------  ------------------  -------------  -----------------   -------------------------------------
4/21/2009          9425                 10000             10000            10000                       10000
9/30/2009         12262                 12960             13020            12327                       13982
9/30/2010         16465                 17287             17537            13580                       16569

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 25

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: VGEAX
                                                                                                                     Class C: VGECX
GREATER EUROPEAN OPPORTUNITIES FUND                                                                                  Class I: VGEIX

-  GREATER EUROPEAN OPPORTUNITIES FUND       -  Tremendous uncertainty remains at the        INVESTING IN THE SECURITIES OF SMALL
   (THE "FUND") is diversified and has an       macroeconomic level. Globally,               AND MID-SIZED COMPANIES INVOLVES
   investment objective to seek long-term       concerns about a double-dip recession,       GREATER RISKS AND PRICE VOLATILITY THAN
   capital appreciation.                        deflation, consumer deleveraging and         LARGER, MORE ESTABLISHED COMPANIES.
                                                government deficits persist. It appears      BECAUSE THE FUND IS HEAVILY WEIGHTED IN
-  For the fiscal year ended September 30,      that it may take some time before            A SINGLE SECTOR, IT WILL BE IMPACTED BY
   2010, the Fund's Class A shares at NAV       markets regain solid ground and              THAT SECTOR'S PERFORMANCE MORE THAN A
   returned 9.14%, Class C shares returned      business confidence gains a strong           FUND WITH BROADER SECTOR
   8.28%, and Class I shares returned           footing.                                     DIVERSIFICATION. INVESTING
   9.48%. For the same period, the S&P                                                       INTERNATIONALLY, ESPECIALLY IN EMERGING
   500(R) Index, a broad-based equity        WHAT FACTORS AFFECTED THE FUND'S                MARKETS, INVOLVES ADDITIONAL RISKS SUCH
   index, returned 10.16%, and the MSCI      PERFORMANCE DURING ITS FISCAL YEAR?             AS CURRENCY, POLITICAL, ACCOUNTING,
   Europe Index (Net), the Fund's                                                            ECONOMIC AND MARKET RISK.
   style-specific benchmark appropriate      -  The Fund has sizeable positions in
   for comparison, returned 2.63%.              large, multi-national corporations. In    ------------------------------------------
                                                general, their multiples remain fairly                 ASSET ALLOCATION
   ALL PERFORMANCE FIGURES ASSUME               attractive. The companies are growing,
   REINVESTMENT OF DISTRIBUTIONS AND            but their valuations don't always         The following table presents asset
   EXCLUDE THE EFFECT OF SALES CHARGES.         reflect that growth. We believe that      allocations within certain sectors and as
   PAST PERFORMANCE IS NO GUARANTEE OF          many of the Fund's large holdings are     a percentage of total investments as of
   FUTURE RESULTS AND CURRENT PERFORMANCE       relatively less expensive than they       September 30, 2010.
   MAY BE HIGHER OR LOWER THAN THE              were last year. The Fund is growing
   PERFORMANCE SHOWN ABOVE.                     faster than the Index while trading at    Consumer Staples                       35%
                                                similar valuations.                       Health Care                            17
HOW DID THE MARKET PERFORM DURING THE                                                     Industrials                            16
FUND'S FISCAL YEAR?                          -  French firms such as Bureau Veritas and   Financials                             12
                                                Air Liquide made positive contributions   Consumer Discretionary                  7
-  While some evidence suggested that           to absolute and relative performance      Energy                                  5
   recovery was gaining momentum in the         during the Fund's fiscal year.            Information Technology                  2
   Eurozone during the first half of 2010,                                                Other (includes short-term
   the end of fiscal stimulus, the           -  The Fund's Swiss holdings made positive     investments
   sovereign debt crisis, and failure to        contributions to performance; Nestle        and securities lending
   restructure debt have negatively             delivered positive absolute and            collateral)                            6
   affected sentiment, slowing recovery.        relative returns.                                                               ---
   Across Europe, countries have been                                                     Total                                 100%
   adopting austerity measures: reducing     -  The Fund's limited exposure to the                                              ===
   spending increases, reining in public        Financial sector made positive            ------------------------------------------
   deficits, and working to restore fiscal      contributions during the Fund's fiscal
   stability. At the same time, they have       year.
   begun to pursue revenue by increasing
   taxes on certain goods and services.      -  Consumer Staples companies also made
   Higher taxes will, in some cases,            positive contributions to absolute
   affect the performance of companies in       performance during the Fund's fiscal
   specific market segments. We have            year. BAT and Phillip Morris
   assessed the affect on our holdings and      International helped relative
   made some adjustments to minimize the        performance.
   potential impact.

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 26

GREATER EUROPEAN OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for period ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Inception       Inception
                                                                                      1 year         to 9/30/10         Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                9.14%          27.21%          4/21/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                             2.87           22.10           4/21/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                               8.28           26.25           4/21/09
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                   9.48           27.56           4/21/09
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                       10.16           25.15            NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
MSCI EUROPE INDEX (NET)                                                                 2.63           31.21            NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: GROSS 2.38%, NET 1.45%; C SHARES: GROSS 3.13%, NET 2.20%; CLASS I SHARES: GROSS 2.13%, NET 1.20%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1) TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
    CHARGE  APPLIED AT THE TIME OF  PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
    PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5) THE SINCE INCEPTION INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.
(6) THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
    SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
    TABLES IN THIS REPORT.  SEE THE  FINANCIAL  HIGHLIGHTS  FOR MORE CURRENT  EXPENSE  RATIOS.  NET  EXPENSE:  EXPENSES  REDUCED BY
    CONTRACTUAL  FEE WAIVER IN EFFECT THROUGH MARCH 31, 2010.  GROSS EXPENSE:  DOES NOT REFLECT THE EFFECT OF THE  CONTRACTUAL  FEE
    WAIVER. EFFECTIVE APRIL 1, 2010, THE WAIVER IS VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial  investment of $10,000 made on April 21, 2009 (inception  date of the Fund),  for Class A, Class C and
Class I shares  including any  applicable  sales charges  or fees.  Performance  assumes  reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                Share            Share       Share        S&P        MSCI Europe
            Class A(1,3,4)   Class C(1,4)   Class I   500(R) Index   Index (Net)
            --------------   ------------   -------   ------------   -----------
4/21/2009        9425            10000       10000        10000         10000
9/30/2009       12224            12930       12980        12534         14402
9/30/2010       13342            14001       14210        13808         14780


  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 27

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: PHCHX
                                                                                                                     Class B: PHCCX
HIGH YIELD FUND                                                                                                      Class C: PGHCX

-  HIGH YIELD FUND (THE "FUND") is           WHAT FACTORS AFFECTED THE FUND'S             ------------------------------------------
   diversified and has a primary investment  PERFORMANCE DURING ITS FISCAL YEAR?                        ASSET ALLOCATION
   objective to seek high current income
   and a secondary objective of capital      -  Quality Diversification - We continue to  The following table presents asset
   growth.                                      increase our exposure to B rated and CCC  allocations within certain sectors as a
                                                & below rated securities that we believe  percentage of total investments as of
-  For the fiscal year ended September 30,      to be good relative value, mispriced      September 30, 2010.
   2010, the Fund's Class A shares at NAV       and/or misrated. The portfolio is
   returned 15.43%, Class B shares returned     currently overweight single B's and       Corporate Bonds                        88%
   14.65%, and Class C shares returned          slightly underweight CCC & below rated       Consumer Discretionary         22%
   14.53%. For the same period, the             securities. The single B weight has been     Telecommunication Services     14
   Barclays Capital U.S. Aggregate Bond         relatively constant throughout the year      Consumer Staples               10
   Index, a broad-based fixed income index,     while the CCC & below has slightly           Financials                      9
   returned 8.16%, and the Barclays Capital     increased.                                   Industrials                     7
   High Yield Bond 2% Issuer Cap Index, the                                                  All other sectors              26
   Fund's style-specific index appropriate   -  Manage Cash Levels - During the quarter,  Other (includes short-term
   for comparison, returned 18.24%.             we proactively managed our cash levels      investments and securities
                                                to balance the risk return trade-off        lending collateral)                  12
   ALL PERFORMANCE FIGURES ASSUME               between being fully invested and                                                ---
   REINVESTMENT OF DISTRIBUTIONS AND            reducing positions that we thought were   Total                                 100%
   EXCLUDE THE EFFECT OF SALES CHARGES.         overvalued given current fundamentals.                                          ===
   PAST PERFORMANCE IS NO GUARANTEE OF          Due to the payoff of several              -----------------------------------------
   FUTURE RESULTS AND CURRENT PERFORMANCE       yield-to-call investments and cash
   MAY BE HIGHER OR LOWER THAN THE              inflows, we ended September with a
   PERFORMANCE SHOWN ABOVE.                     higher cash balance than planned.

HOW DID THE MARKET PERFORM DURING THE        -  Shorter Duration Investments -
FUND'S FISCAL YEAR?                             Throughout the last two quarters, we
                                                invested in several short maturity/take
-  The High Yield Market posted strong          out trades in the portfolio. These
   performance for the fiscal year ended        trades generated a reasonable return
   September 30, 2010. The market recovery      during the summer flight to quality with
   that began in the second quarter of          a lower risk profile. We currently have
   2009, continued into 2010. Returns were      a couple of these types of trades still
   driven by low interest rates, slow but       on in the portfolio.
   positive economic growth, significant
   investor cash inflows, declining default     THE FUND MAY INVEST IN HIGH YIELD BONDS,
   rates, and positive corporate financial      WHICH MAY BE SUBJECT TO GREATER CREDIT
   results.                                     AND MARKET RISKS. AS INTEREST RATES
                                                RISE, EXISTING BOND PRICES FALL AND CAN
-  While sentiment was bullish throughout       CAUSE THE VALUE OF AN INVESTMENT IN THE
   the year, as indicated by positive           FUND TO DECLINE. CHANGES IN INTEREST
   returns in all rating categories, the        RATES WILL AFFECT THE VALUE OF
   BB and B categories were the largest         LONGER-TERM FIXED INCOME SECURITIES MORE
   contributors to returns. This is a           THAN SHORTER-TERM SECURITIES.
   departure from fiscal year 2009 when we
   saw the CC & below rating categories
   generate the highest market returns.



























        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 28

HIGH YIELD FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     1 year          5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                              15.43%           4.15%             3.13%
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                            9.95            3.14              2.63
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                                              14.65            3.40              2.37
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                                                           10.65            3.40              2.37
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                             14.53            3.43              2.37
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                                             8.16            6.20              6.41
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL HIGH YIELD BOND 2% ISSUER CAP INDEX                                  18.24            8.39              8.09
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(5): A SHARES: 1.38%, B SHARES: 2.13%, C SHARES: 2.13%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1) TOTAL  RETURNS  ARE  HISTORICAL AND  INCLUDE  CHANGES  IN  SHARE PRICE  AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED  AT THE  TIME OF  PURCHASE.  CDSC CHARGES  FOR B  SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR
    CERTAIN REDEMPTIONS OF  CLASS A SHARES MADE WITHIN 18 MONTHS OF PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF
    CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5) THE  EXPENSE RATIOS  OF THE  FUND ARE  SET  FORTH  ACCORDING TO  THE  PROSPECTUS FOR THE FUND EFFECTIVE JANUARY 31, 2010, AND AS
    SUPPLEMENTED AND REVISED SEPTEMBER 14, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES
    IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on September 30, 2000, for Class A, Class B, and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                                                  Barclays Capital    Barclays Capital
                                  Share             Share           Share         High Yield Bond      U.S. Aggregate
                             Class A(1, 3, 4)   Class B(1, 4)   Class C(1, 4)   2% Issuer Cap Index      Bond Index
                             ----------------   -------------   -------------   -------------------   ----------------

                  9/29/2000        9525             10000            10000              10000               10000
                  9/28/2001        8066              8414             8401               9458               11295
                  9/30/2002        7771              8045             8031               9376               12266
                  9/30/2003        9248              9500             9498              12139               12930
                  9/30/2004       10049             10238            10232              13659               13406
                  9/30/2005       10581             10687            10679              14559               13781
                  9/29/2006       11097             11133            11123              15612               14286
                  9/28/2007       11939             11878            11888              16801               15020
                  9/30/2008       10495             10383            10376              15035               15569
                  9/30/2009       11232             11020            11036              18420               17212
                  9/30/2010       12965             12634            12639              21780               18617

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 29

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: VIEAX
                                                                                                                     Class C: VIECX
                                                                                                                     Class I: VIIEX
INTERNATIONAL EQUITY FUND

-  INTERNATIONAL EQUITY FUND (THE "FUND") is                                     --------------------------------------------------
   diversified and has an investment objective to                                                  ASSET ALLOCATION
   seek to provide long-term capital appreciation.
                                                                                 The following table presents asset allocations
-  For the fiscal period September 16, 2010                                      within certain sectors and as a percentage of
   (inception date) through September 30, 2010,                                  total investments as of September 30, 2010.
   the Fund's Class A shares at NAV returned
   1.70%*, Class C shares returned 1.60%*, and                                   Consumer Staples                               12%
   Class I shares returned 1.70%.* For the same                                  Telecommunication Services                     12
   period, the S&P 500(R) Index, a broad-based                                   Energy                                         11
   equity index, returned 1.52%*, and the MSCI                                   Industrials                                    11
   EAFE(R) Index (Net), the Fund's style-specific                                Health Care                                    10
   benchmark appropriate for comparison, returned                                Information Technology                         10
   2.51%.*                                                                       Utilities                                       8
                                                                                 Other (includes short-term investments)        26
   * Returns less than 1 year are not annualized.                                                                              ---
                                                                                 Total                                         100%
   ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF                                                                              ===
   DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES                                 --------------------------------------------------
   CHARGES. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE                                 INVESTING INTERNATIONALLY, ESPECIALLY IN EMERGING
   HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.                             MARKETS, INVOLVES ADDITIONAL RISKS SUCH AS
                                                                                 CURRENCY, POLITICAL, ACCOUNTING, ECONOMIC AND
                                                                                 MARKET RISK.

                                                                                 A PORTFOLIO THAT HOLDS A LIMITED NUMBER OF
                                                                                 SECURITIES WILL BE IMPACTED BY EACH SECURITY'S
                                                                                 PERFORMANCE MORE THAN A PORTFOLIO WITH A LARGER
                                                                                 NUMBER OF HOLDINGS.



































  For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 30

                                                   THIS PAGE INTENTIONALLY BLANK.

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: PXRAX
                                                                                                                     Class C: PXRCX
INTERNATIONAL REAL ESTATE SECURITIES FUND                                                                            Class I: PXRIX

-  INTERNATIONAL REAL ESTATE SECURITIES         put their banking system through a        -  Looking forward, the outlook for
   FUND (THE "FUND") is non-diversified         series of stress tests. The results of       international real estate space market
   and has a primary investment objective       which were published during late July        fundamentals (i.e., changes in rents
   of long-term capital appreciation and a      and helped calm market fears and set         and occupancies) remains mixed with
   secondary investment objective of            the stage for a strong reversal in the       Asia Pacific and emerging markets such
   income.                                      performance of the Euro.                     as Brazil further along the recovery
                                                                                             curve versus Europe and the U.K.
-  For the fiscal year ended September 30,   -  Toward the end of the Fund's fiscal          However, the current low interest rate
   2010, the Fund's Class A shares at NAV       year The Wall Street Journal ran an          environment and expectations for low
   returned 14.44%, Class C shares              article titled "Macro Forces in Market       global economic growth have enhanced
   returned 13.73%, and Class I shares          Confound Stock Pickers,"(1) which went       the income appeal of high-quality core
   returned 14.83%. For the same period,        on to review how big picture items such      real estate on a global basis. With the
   the S&P 500(R) Index, a broad-based          as the economy, politics and monetary        return of liquidity to the real estate
   equity index, returned 10.16%, and the       policy seem to have a much greater           financing markets, the transaction
   FTSE EPRA/NAREIT Developed Rental ex         influence on the direction of stocks         market for real estate assets has
   U.S. Index, the Fund's style-specific        today than in the past. In our opinion,      improved markedly in 2010 and capital
   benchmark appropriate for comparison,        the events that transpired over the          values have increased across most
   returned 15.04%.                             fiscal year and their impact on              markets, particularly for prime
                                                securities markets are a perfect             assets.
   ALL PERFORMANCE FIGURES ASSUME               example of this trend. Nonetheless,
   REINVESTMENT OF DISTRIBUTIONS AND            despite the intra-year volatility that    -  Moreover, an environment of low growth
   EXCLUDE THE EFFECT OF SALES CHARGES.         occurred because of these evolving           and low interest rates is positive for
   PAST PERFORMANCE IS NO GUARANTEE OF          macro forces, overall the markets            international real estate securities
   FUTURE RESULTS AND CURRENT PERFORMANCE       posted positive returns during the           and the increased appetite for yield
   MAY BE HIGHER OR LOWER THAN THE              fiscal year.                                 alternatives has definitely been a
   PERFORMANCE SHOWN ABOVE.                                                                  large driver behind returns for
                                             WHAT FACTORS AFFECTED THE FUND'S                international real estate securities
HOW DID THE MARKET PERFORM DURING THE        PERFORMANCE DURING ITS FISCAL YEAR?             during the fiscal year and 2010
FUND'S FISCAL YEAR?                                                                          year-to-date. Should these conditions
                                             -  Macro forces, such as changing               remain in place, we could see further
-  During the first half of the Fund's          expectations for the global economy,         capital appreciation in international
   fiscal year signs of continued global        concerns regarding structural fiscal         real estate shares over the balance of
   economic recovery abounded, but the          imbalances across many developed             2010 and into 2011. However, to sustain
   recovery remained uneven and bifurcated      countries and ongoing monetary policy        the recent healthy moves in valuations
   between emerging and developed               initiatives were significant factors         over the medium-term, additional
   economies at one level and then across       that affected the performance of the         reductions in the cost of capital
   major developed economies at the next        Fund during the fiscal year.                 and/or further progress in space
   level. Structural fiscal imbalances          Additionally, given the capital              market fundamentals, and ultimately
   were a common issue of discussion and        intensive nature of the real estate          cash flow growth, will be needed.
   unfortunately are a too common feature       industry, the material reduction in
   among many of the developed economies        capital costs during the fiscal year      (1) TOM LAURICELLA AND GREGORY ZUCKERMAN,
   around the world. Even very small            has been a significant factor behind         "MACRO FORCES IN MARKET CONFOUND STOCK
   economies, such as Greece, can in the        the performance of the securities            PICKERS," THE WALL STREET JOURNAL,
   short run have a disproportionate            within the Fund.                             SEPTEMBER 24, 2010.
   impact on global financial markets and
   this was made abundantly clear during     -  Taking a closer look at the countries        INVESTING IN THE SECURITIES OF SMALL
   early 2010. Fiscal imbalances can            represented within the Fund's style          AND MID-SIZED COMPANIES INVOLVES
   clearly be an impediment to long-run         benchmark the top five performing            GREATER RISKS AND PRICE VOLATILITY THAN
   growth and the market was keenly             countries during the fiscal year on a        LARGER, MORE ESTABLISHED COMPANIES.
   focused on the will of political             U.S. dollar basis were Sweden, Hong          INVESTING INTERNATIONALLY, ESPECIALLY
   leadership to put policies in place to       Kong, Canada, Singapore and                  IN EMERGING MARKETS, INVOLVES
   help correct these structural                Switzerland, respectively. Conversely        ADDITIONAL RISKS SUCH AS CURRENCY,
   imbalances going forward.                    the bottom five performing countries         POLITICAL, ACCOUNTING, ECONOMIC AND
                                                were Greece, Spain, the U.K., Belgium        MARKET RISK. A NON-DIVERSIFIED FUND MAY
-  During the second half of the Fund's         and Italy, respectively. Factors             BE MORE SUSCEPTIBLE TO ANY SINGLE
   fiscal year the uncertainty surrounding      driving the performance of the top           ECONOMIC, POLITICAL OR REGULATORY
   the financial situations across              performing countries include better          EVENT AFFECTING AN ISSUER THAN IS A
   several southern European countries          economic growth outlook, a more stable       DIVERSIFIED FUND. CONCENTRATING
   (i.e., Italy, Greece and Spain) and          fiscal situation and a healthier             INVESTMENTS IN REITS INVOLVES CERTAIN
   whether or not the European Union and        financial sector. Whereas the bottom         RISKS SUCH AS REFINANCING, PROPERTY
   its healthier members, at least on a         performing countries were generally          VALUE CHANGES AND MANAGEMENT SKILL.
   relative basis, were going to act to         plagued by a weak fiscal situation and
   stabilize the ongoing European               financial sector and relatively weaker    ------------------------------------------
   sovereign debt crisis consumed               economic outlook.                                       ASSET ALLOCATION
   investors' attention. Over the second
   weekend in May, a large package of        -  During the fiscal year, 15 countries      The following table presents asset
   financial assistance was unveiled by         positively contributed to portfolio       allocations within certain sectors and as
   the European Union in coordination with      performance and 6 countries detracted     a percentage of total investments as of
   the International Monetary Fund and the      from performance. In aggregate, the       September 30, 2010.
   European Central Bank, which went a          fiscal year's performance was driven
   long way to averting a larger financial      primarily by country allocation versus    Retail REITs                           38%
   catastrophe. The unveiling of this           stock selection. The performance of       Real Estate Operating Companies        19
   financial rescue package, however, was       the Fund relative to its style            Diversified REITs                      18
   not enough to halt the downward spiral       bench-mark benefited from stock           Office REITs                           15
   of the Euro versus the U.S. dollar.          selection within Australia, allocation    Industrial REITs                        6
   Thus, in an attempt to boost investor        to Brazil and Hong Kong, stock            Specialized REITs                       2
   confidence, toward the end of the            selection and allocation in the           Residential REITs                       1
   second quarter of 2010, European             Netherlands and allocation to Belgium.    Other (includes short-term
   financial regulators announced that          However, allocation to and stock            investments)                          1
   they would                                   selection within Sweden and Canada and                                          ---
                                                allocation to Switzerland negatively      Total                                 100%
                                                impacted the performance of the Fund                                            ===
                                                relative to its style benchmark.          ------------------------------------------



        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 32

INTERNATIONAL REAL ESTATE SECURITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Inception       Inception
                                                                                         1 Year       to 9/30/10          Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                  14.44%         -9.53%          10/1/07
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                                7.86         -11.30           10/1/07
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                                 13.73         -10.22           10/1/07
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                     14.83          -9.31           10/1/07
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                          10.16          -7.57            NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FTSE EPRA/NAREIT DEVELOPED RENTAL EX U.S. INDEX                                           15.04         -11.55            NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: GROSS 1.66%, NET 1.50%; C SHARES: GROSS 2.41%, NET 2.25%; CLASS I SHARES: GROSS 1.41%, NET 1.25%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE  APPLIED AT THE TIME OF  PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE SINCE INCEPTION INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.
(6)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS. NET EXPENSE: EXPENSES REDUCED BY VOLUNTARY
     FEE WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on October 1, 2007 (inception date of the Fund), for Class A, Class C and
Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                                        FTSE EPRA/NAREIT
                   Share           Share        Share        S&P        Developed Rental
            Class A(1, 3, 4)   Class C(1, 4)   Class I   500(R) Index     ex U.S. Index
            ----------------   -------------   -------   ------------   ----------------
10/1/2007        9425             10000         10000        10000           10000
9/30/2008        6460              6791          6868         7700            6486
9/30/2009        6099              6363          6496         7168            6016
9/30/2010        6979              7237          7459         7897            6920

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 33

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: EMNAX
                                                                                                                     Class B: EMNBX
                                                                                                                     Class C: EMNCX
MARKET NEUTRAL FUND                                                                                                  Class I: VIMNX

-  MARKET NEUTRAL FUND (THE "FUND") is       WHAT FACTORS AFFECTED THE FUND'S             -  On a sector basis we added value most
   diversified and has an investment         PERFORMANCE DURING ITS FISCAL YEAR?             significantly in Information
   objective to seek long-term capital                                                       Technology and Health Care and
   appreciation while maintaining minimal    -  Market environments such as we               detracted most significantly in
   portfolio exposure to general equity         experienced this year are challenging        Consumer Discretionary and Financials.
   market risk.                                 for market neutral investing, because        We held positions across all ten
                                                the benefits of stock selection become       sectors we monitor during the period
-  For the fiscal year ended September 30,      muted when larger macro concerns drive       and generated positive results in 6 out
   2010, the Fund's Class A shares at NAV       market returns. The range of returns         of the 10 sectors.
   returned 0.67%, Class B shares returned      across the equity universe has narrowed
   -0.20%, Class C shares returned -0.20%,      considerably since mid-2009, as for          INVESTMENTS IN SHORT POSITIONS HAVE
   and Class I shares returned 0.95%*. For      much of this period stocks have traded       ADDITIONAL RISK THAT LONG POSITIONS DO
   the same period, the S&P 500(R) Index        not on their individual merits (an           NOT. IN THEORY, THE RISK OF LOSS ON A
   ("S&P 500"), A broad-based equity            environment that rewards skillful stock      SHORT POSITION IS UNLIMITED. INVESTING
   index, returned 10.16%, and the              selection) but on changing expectations      IN THE SECURITIES OF SMALL AND
   Citigroup 90-Day Treasury Bills Index,       on the prospects for global recovery.        MID-SIZED COMPANIES INVOLVES GREATER
   which is the Fund's style-specific                                                        RISKS AND PRICE VOLATILITY THAN LARGER,
   index appropriate for comparison,         -  In addition, the portfolio is generally      MORE ESTABLISHED COMPANIES. INVESTING
   returned 0.12%.                              positioned (long) to favor stocks of         INTERNATIONALLY, ESPECIALLY IN EMERGING
                                                companies that we expect to deliver          MARKETS, INVOLVES ADDITIONAL RISKS SUCH
   *  Returns less than 1 year are not          earnings and revenue growth as economic      AS CURRENCY, POLITICAL, ACCOUNTING,
      annualized.                               conditions improve and against (short)       ECONOMIC AND MARKET RISK. LACK OF
                                                companies that we consider to be             LIQUIDITY IN AN ETF COULD RESULT IN ITS
   ALL PERFORMANCE FIGURES ASSUME               overvalued relative to their growth          VALUE BEING MORE VOLATILE THAN THE
   REINVESTMENT OF DISTRIBUTIONS AND            prospects or expect to fall short of         UNDERLYING PORTFOLIO OF SECURITIES.
   EXCLUDE THE EFFECT OF SALES CHARGES.         expectations. But in the face of recent      SECTOR ETFS ARE SUBJECT TO SECTOR RISKS
   PAST PERFORMANCE IS NO GUARANTEE OF          turmoil, many investors have clung to        AND NON-DIVERSIFICATION RISKS, WHICH
   FUTURE RESULTS AND CURRENT PERFORMANCE       stocks that HAVE DONE WELL, rather than      MAY RESULT IN GREATER PRICE
   MAY BE HIGHER OR LOWER THAN THE              looking for those that WILL DO WELL.         FLUCTUATIONS THAN THE OVERALL MARKET.
   PERFORMANCE SHOWN ABOVE.                     Moreover, in a market that trends            BECAUSE THE FUND INVESTS IN ETFS, IT
                                                upward with frequent sharp reversals,        INDIRECTLY BEARS ITS PROPORTIONATE
HOW DID THE MARKET PERFORM DURING THE           one can generally only gain ground           SHARE OF THE OPERATING EXPENSES OF THE
FUND'S FISCAL YEAR?                             under one scenario or the                    UNDERLYING FUNDS. INDIRECTLY, THE FUND
                                                other--attempting to time such things        IS SUBJECT TO ALL RISKS ASSOCIATED WITH
-  Global equity markets advanced over the      is not part of our investment approach.      THE UNDERLYING ETFS. INVESTING IN FUNDS
   year ended September 30, 2010, with the      As a result, we have stood by our            THAT USE LEVERAGE, SHORT SELLING,
   S&P 500 gaining 10.2% and the MSCI EAFE      portfolio selections, while carefully        FUTURES, OPTIONS AND/OR DERIVATIVES MAY
   ("EAFE") index coming in with a lower,       managing risk and hedging; and during        EXPOSE THE FUND TO ADDITIONAL RISKS.
   but positive, return at 3.7%. Although       the last few months we have begun to
   the end result was a positive one, the       see more positive results from those      ------------------------------------------
   process of getting there was variable        efforts.                                               ASSET ALLOCATION
   to say the least. The S&P 500, for
   example, gained more than 5% in each of   -  During the year our domestic large cap    The following table presents asset
   the first two quarters of the fiscal         slices made the largest contributions     allocations within certain sectors as a
   year--only to give it back by June 30,       to return, while the developed            percentage of total investments as of
   dropping -11.4%. A gain of 11.3% in the      international slices struggled more       September 30, 2010.
   final quarter of the year brought us         with the fallout from sovereign debt
   back to roughly where we were on March       problems and the austerity measures                                 Long     Short
   31.                                          they brought about. Emerging markets                             Positions Positions
                                                generated the highest long-short spread   Consumer Discretionary      20%      20%
-  The most significant sources of              in the portfolio, but their smaller       Consumer Staples            17       19
   volatility during the period were            weight in the portfolio muted their       Health Care                 16       16
   concerns around European sovereign debt      impact. Our perennial strong performer,   Financials                  10       13
   and the potential for a "double-dip"         the Small Mid-Cap Opportunistic team,     Industrials                 10       11
   recession. Not surprisingly, sovereign       contributed with a small positive         Information Technology       9        8
   debt worries hit non-U.S. markets            result; while both the Small-Cap Growth   Energy                       6        6
   harder--thus the lower return for the        and Small-Cap Value teams had negative    Other (includes short-term
   EAFE index. Thus, the markets wavered        long-short spreads and negative             investments)              12        7
   between upward trends on incremental         contributions to return. The teams that                              ---       ---
   evidence of recovery across global           fared worst during this year tend to be   Total                      100%      100%
   economies, only to drop precipitously        the leading contributors to return                                   ===       ===
   on news that indicated a pause or            under normal conditions--which            ------------------------------------------
   retreat.                                     supports our view that a widely
                                                diversified portfolio is conducive to
                                                consistency of performance.









        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 34

MARKET NEUTRAL FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 09/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Inception        Inception
                                                    1 year           5 years          10 years        to 9/30/10           Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                             0.67%            -1.63%             1.43%              --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                         -5.12             -2.79              0.83               --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                            -0.20             -2.39              0.68               --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                         -4.19             -2.58              0.68               --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)           -0.20             -2.38              0.69               --               --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                  --                --                --             0.95%         10/1/09
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                    10.16              0.64             -0.43            13.07           NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP 90-DAY TREASURY BILLS INDEX                0.12              2.48              2.41             0.12           NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: GROSS 4.24% (WHICH INCLUDES 2.27% OF DIVIDENDS ON SHORT SALES), NET 4.18% (WHICH INCLUDES 2.27% OF
DIVIDENDS ON SHORT SALES); B SHARES: GROSS 4.99% (WHICH INCLUDES 2.27% OF DIVIDENDS ON SHORT SALES), NET 4.93% (WHICH INCLUDES 2.27%
OF DIVIDENDS ON SHORT SALES); C SHARES: GROSS 4.99% (WHICH INCLUDES 2.27% OF DIVIDENDS ON SHORT SALES), NET 4.93% (WHICH INCLUDES
2.27% OF DIVIDENDS ON SHORT SALES); I SHARES: GROSS 3.99% (WHICH INCLUDES 2.27% OF DIVIDENDS ON SHORT SALES), NET 3.93% (WHICH
INCLUDES 2.27% OF DIVIDENDS ON SHORT SALES).

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT VIRTUS.COM FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.  CDSC CHARGES
     FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES  MADE  WITHIN 18  MONTHS  OF  PURCHASE  IN WHICH A  FINDER'S  FEE WAS PAID AND ALL
     REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE SINCE INCEPTION INDEX RETURNS ARE FROM THE INCEPTION DATE OF CLASS I.
(6)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS. NET EXPENSE: EXPENSES REDUCED BY VOLUNTARY
     FEE WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.


GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on September 30, 2000, for Class A, Class B, and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                                                 Citigroup
                  Share             Share           Share            S&P       90-Day Treasury
            Class A(1, 3, 4)    Class B(1 ,4)   Class C(1, 4)   500(R) Index     Bills Index
            ----------------    -------------   -------------   ------------   ---------------
9/29/2000          9425             10000           10000           10000           10000
9/28/2001         10733             11306           11311            7336           10504
9/30/2002         12558             13131           13129            5834           10711
9/30/2003         11299             11734           11736            7259           10842
9/30/2004         11468             11818           11820            8265           10954
9/30/2005         11795             12078           12082            9277           11230
9/29/2006         11151             11328           11327           10279           11725
9/28/2007         10653             10743           10749           11968           12312
9/30/2008         10082             10094           10100            9338           12626
9/30/2009         10791             10723           10731            8693           12675
9/30/2010         10863             10701           10710            9577           12690






        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 35

                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: NAMFX
MULTI-SECTOR FIXED INCOME FUND                                                                                       Class B: NBMFX
                                                                                                                     Class C: NCMFX
                                                                                                                     Class I: VMFIX

-  MULTI-SECTOR FIXED INCOME FUND (THE      -  Over the last 12 months yields declined     INVESTING INTERNATIONALLY, ESPECIALLY IN
   "FUND") is diversified and has an           across the U.S. Treasury curve, with a      EMERGING MARKETS, INVOLVES ADDITIONAL
   investment objective to maximize current    flattening of the curve between 2 and 10    RISKS SUCH AS CURRENCY, POLITICAL,
   income while preserving capital.            year Treasuries and a steepening of the     ACCOUNTING, ECONOMIC AND MARKET RISK. THE
                                               curve between 10 and 30 year Treasuries.    FUND MAY INVEST IN HIGH YIELD BONDS,
-  For the fiscal year ended September 30,                                                 WHICH MAY BE SUBJECT TO GREATER CREDIT
   2010, the Fund's Class A shares at NAV   -  Conditions in the Fixed Income Market       AND MARKET RISKS. AS INTEREST RATES RISE,
   returned 15.14%, Class B shares returned    remain greatly improved as compared to      EXISTING BOND PRICES FALL AND CAN CAUSE
   14.20%, Class C shares returned 14.29%,     the credit crunch during 2008, and the      THE VALUE OF AN INVESTMENT IN THE FUND TO
   and Class I shares returned 15.41%*. For    beginning of 2009.                          DECLINE. CHANGES IN INTEREST RATES WILL
   the same period, the Barclays Capital                                                   AFFECT THE VALUE OF LONGER-TERM FIXED
   U.S. Aggregate Bond Index, which is both -  The flight to quality of 2008, continued    INCOME SECURITIES MORE THAN SHORTER-TERM
   the Fund's broad-based and                  to reverse over the last 12 months. U.S.    SECURITIES.
   style-specific fixed income index,          Treasuries under-performed spread
   returned 8.16%.                             sectors during this time period as the    -------------------------------------------
                                               economy showed signs of improvement,                    ASSET ALLOCATION
   *  Returns less than 1 year are not         liquidity increased in the markets, and
      annualized.                              investors were less risk averse.          The following table presents asset
                                                                                         allocations within certain sectors and as a
   ALL PERFORMANCE FIGURES ASSUME           WHAT FACTORS AFFECTED THE FUND'S             percentage of total investments as of
   REINVESTMENT OF DISTRIBUTIONS AND        PERFORMANCE DURING ITS FISCAL YEAR?          September 30, 2010.
   EXCLUDE THE EFFECT OF SALES CHARGES.
   PAST PERFORMANCE IS NO GUARANTEE OF      -  The significant outperformance of fixed   Corporate Bonds                         54%
   FUTURE RESULTS AND CURRENT PERFORMANCE      income spread sectors relative to U.S.    Loan Agreements                         15
   MAY BE HIGHER OR LOWER THAN THE             Treasuries and agency debentures was the  Mortgage-Backed Securities              13
   PERFORMANCE SHOWN ABOVE.                    key driver of the Fund's strong           Foreign Government Securities           12
                                               performance for the fiscal year. The      Asset-Backed Securities                  2
HOW DID THE BOND MARKETS PERFORM DURING THE    Fund benefited from its overweight to     U.S. Government Securities               1
FUND'S FISCAL YEAR?                            spread product and lack of exposure to    Other (includes short-term
                                               U.S. Treasuries and agency debentures.      investments)                           3
-  The broad U.S. Fixed Income Market, as                                                                                       ---
   represented by the Barclays Capital      -  The Fund's underweight to Agency          Total                                  100%
   Aggregate Bond Index, returned 8.16% for    Mortgage-Backed Securities also                                                  ===
   the fiscal year ended September 30,         benefited performance.                    -------------------------------------------
   2010.
                                            -  Among Fixed Income Sectors, the Fund's
-  In the 8 meetings during the fiscal year    over-weight to Corporate High Yield
   the Federal Reserve left rates unchanged    (including High Yield Bank Loans),
   at 0-0.25%. In the first 5 meetings         Emerging Markets Debt, Commercial
   citing that economic activity continues     Mortgage-Backed Securities, and
   to pick up however risks to growth still    Corporate High Quality were all
   exist. In the last 3 meetings citing the    significant positive contributors to
   economic activity surrounding employment    performance for the fiscal year.
   and output had slowed and was expected
   to be more modest in the near term than  -  The Fund's higher quality bias to
   was previously anticipated.                 corporate high yield detracted from
                                               performance during the fiscal year as
                                               lower quality within the sector
                                               outperformed.

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 36

MULTI-SECTOR FIXED INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Inception   Inception
                                                                              1 year   5 years   10 years   to 9/30/10      Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                       15.14%    6.44%      7.04%         --            --
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                     9.67     5.40       6.52          --            --
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES AT NAV(2)                                                       14.20     5.63       6.24          --            --
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES WITH CDSC(4)                                                    10.20     5.63       6.24          --            --
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                      14.29     5.66       6.26          --            --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                             --       --         --       15.41%      10/1/09
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                                      8.16     6.20       6.41        7.76        NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: 1.16%, B SHARES: 1.91%, C SHARES: 1.91%, I SHARES: 0.91%

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.  CDSC CHARGES
     FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES  MADE  WITHIN 18  MONTHS  OF  PURCHASE  IN WHICH A  FINDER'S  FEE WAS PAID AND ALL
     REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE SINCE INCEPTION INDEX RETURNS ARE FROM THE INCEPTION DATE OF CLASS I.
(6)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on September 30, 2000, for Class A, Class B, and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                                                 Barclays Capital U.S.
            Share Class A(1, 3, 4)   Share Class B(1, 4)   Share Class C(1, 4)    Aggregate Bond Index
            ----------------------   -------------------   -------------------   ---------------------
9/29/2000             9525                   10000                 10000                 10000
9/28/2001             9586                    9989                  9999                 11295
9/30/2002            10315                   10669                 10677                 12266
9/30/2003            12014                   12331                 12343                 12930
9/30/2004            13162                   13413                 13421                 13406
9/30/2005            13784                   13947                 13951                 13781
9/29/2006            14495                   14545                 14559                 14286
9/28/2007            15393                   15348                 15357                 15020
9/30/2008            13937                   13789                 13791                 15569
9/30/2009            16353                   16061                 16079                 17212
9/30/2010            18829                   18341                 18376                 18617

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 37


                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: VAPAX
PREMIUM ALPHASECTOR(TM) FUND                                                                                         Class C: VAPCX
                                                                                                                     Class I: VAPIX

-  PREMIUM ALPHASECTOR(TM) FUND (THE        WHAT FACTORS AFFECTED THE FUND'S               LACK OF LIQUIDITY IN AN ETF COULD RESULT
   "FUND") is diversified and has an        PERFORMANCE DURING ITS FISCAL PERIOD?          IN ITS VALUE BEING MORE VOLATILE THAN THE
   investment objective of seeking                                                         UNDERLYING PORTFOLIO OF SECURITIES.
   long-term capital appreciation.          -  The first half of 2010 saw significant      SECTOR ETFS ARE SUBJECT TO SECTOR RISKS
                                               spikes in volatility (using our             AND NON-DIVERSIFICATION RISKS, WHICH MAY
-  For the fiscal period July 1, 2010          proprietary volatility measure), with       RESULT IN GREATER PRICE FLUCTUATIONS THAN
   (inception date) through September 30,      the average sector volatility increasing    THE OVERALL MARKET. BECAUSE THE FUND
   2010, the Fund's Class A shares at NAV      by more than 100% from January through      INVESTS IN ETFS, IT INDIRECTLY BEARS ITS
   returned 11.70%*, Class C shares            June. In the third quarter that             PROPORTIONATE SHARE OF THE OPERATING
   returned 11.50%, and Class I shares         volatility came down an average of 47%,     EXPENSES OF THE UNDERLYING FUNDS.
   returned 11.70%*. For the same period,      and the trend is pointing towards           INDIRECTLY, THE FUND IS SUBJECT TO ALL
   the S&P 500(R) Index ("S&P 500"), a         further reductions in volatility. The       RISKS ASSOCIATED WITH THE UNDERLYING
   broad-based equity index, returned          second quarter of 2010 also had near        ETFS.
   11.65%*. AlphaSector(TM) Premium Index,     record levels of correlation between the
   the Fund's style-specific index             various industry sectors, rendering most    THE GUARANTEE ON U.S. GOVERNMENT
   appropriate for comparison, returned        active management and risk management       SECURITIES APPLIES ONLY TO THE UNDERLYING
   14.93%*.                                    techniques ineffective.                     SECURITIES OF THE PORTFOLIO, AND NOT TO
                                                                                           THE VALUE OF THE PORTFOLIO'S SHARES.
   *  Returns less than 1 year are not      -  The second quarter saw the majority of
      annualized.                              the sectors turn "negative" based on our    A PORTFOLIO THAT HOLDS A LIMITED NUMBER
                                               analysis, implying that our analysis        OF SECURITIES WILL BE IMPACTED BY EACH
   ALL PERFORMANCE FIGURES ASSUME              suggests that there is a higher             SECURITY'S PERFORMANCE MORE THAN A
   REINVESTMENT OF DISTRIBUTIONS AND           probability that the sector will lose       PORTFOLIO WITH A LARGER NUMBER OF
   EXCLUDE THE EFFECT OF SALES CHARGES.        money going forward, versus gain value.     HOLDINGS.
   PAST PERFORMANCE IS NO GUARANTEE OF         In such cases, we removed those sectors
   FUTURE RESULTS AND CURRENT PERFORMANCE      entirely from the portfolio.              ------------------------------------------
   MAY BE HIGHER OR LOWER THAN THE                                                                     ASSET ALLOCATION
   PERFORMANCE SHOWN ABOVE.                 -  Of those sectors that were still
                                               positive, they had regressed to the       The following table presents asset
HOW DID THE MARKET PERFORM DURING THE          point that they were nearing the          allocations within certain sectors and as a
FUND'S FISCAL PERIOD?                          negative inflection point, which would    percentage of total investments as of
                                               have triggered a bear market phase by     September 30, 2010.
-  We just finished a strong third quarter     our calculations. Fortunately, the third
   of 2010 with the S&P 500 up an              quarter reversed the trend, and by the    Exchange-Traded Funds                   79%
   impressive 11.3%, bringing year to date     end of September a majority of the        Other (includes short-term investments
   returns to a positive 3.9% and trailing     sectors were back positive (and thus        and securities lending collateral)    21
   12 months up 10.2%. This marks the fifth    were reinstated into the portfolio), and                                         ---
   quarter out of the last six with a          those remaining negative had turned to a  Total                                  100%
   positive return for the market, and         "positive bias." Thus the market trends                                          ===
   while that statistic would imply a          heading into the fourth quarter of 2010   ------------------------------------------
   strong and robust equity market, 2010       are positive and improving.
   has been anything but healthy.
                                            -  Of those sectors that contributed most
-  The 11.3% gain for third quarter 2010       significantly to the outperformance of
   comes on the heels of a -11.4% loss in      the strategy during the period,
   the second quarter 2010. In fact, in six    maintaining exposure to Consumer
   of the past eight quarters the S&P 500      Discretionary was most constructive.
   has either gained or lost at least 10%.
   This level of volatility is not
   unprecedented, but it is indicative of
   the kind of market uncertainty that has
   traditionally been very challenging for
   active investment managers, and
   unsettling for investors. Fortunately,
   the AlphaSector Premium Index has been
   able to weather the market volatility to
   outperform for both the third quarter,
   year to date 2010, and trailing 12
   months.

-  The good news for the third quarter
   extends beyond the raw performance
   result. When evaluated at a more
   extensive level, the market exhibited
   improvement in its quality indicators
   from a second quarter that delivered
   very weak and troubling statistics.
   F-Squared evaluates the market from
   perspective of the major U.S. equity
   sectors, and the three primary
   yardsticks that we focus on are price
   trends, volatility, and correlation
   between the sectors. And for all three
   of these measures, the third quarter
   demonstrated significant improvements
   from the prior quarter.

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 38

PREMIUM ALPHASECTOR(TM) FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Inception   Inception
                                                                                                             to 9/30/10     Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                                                       11.70%      7/1/10
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                                                     5.28       7/1/10
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2)                                                                                       11.50       7/1/10
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES WITH CDSC(4)                                                                                    10.50       7/1/10
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV(2)                                                                                       11.70       7/1/10
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX                                                                                               11.65       NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: GROSS 2.04%, NET 1.70%; C SHARES: GROSS 2.79%, NET 2.45%; I SHARES: GROSS 1.79%, NET 1.45%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.  CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT  RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  "CDSC"  (CONTINGENT  DEFERRED  SALES CHARGE) IS APPLIED TO  REDEMPTIONS  OF CERTAIN  CLASSES OF SHARES THAT DO NOT HAVE A SALES
     CHARGE  APPLIED AT THE TIME OF  PURCHASE.  CDSC  CHARGES  FOR  CERTAIN  REDEMPTIONS  OF CLASS A SHARES MADE WITHIN 18 MONTHS OF
     PURCHASE IN WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5)  THE SINCE INCEPTION INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.
(6)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT.  SEE THE  FINANCIAL  HIGHLIGHTS  FOR MORE CURRENT  EXPENSE  RATIOS.  NET  EXPENSE:  EXPENSES  REDUCED BY
     CONTRACTUAL  FEE WAIVER IN EFFECT THROUGH JUNE 30, 2011.  GROSS  EXPENSE:  DOES NOT REFLECT THE EFFECT OF THE  CONTRACTUAL  FEE
     WAIVER. EXPENSE RATIOS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on July 1, 2010 (inception date of the Fund), for Class A, Class C and
Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

            Share Class A(1, 3, 4)   Share Class C(1, 4)   Share Class I   S&P 500(R) Index
            ----------------------   -------------------    -------------   ----------------
7/1/2010              9425                   10000             10000            10000
9/30/2010            10528                   11050             11170            11165

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 39


                                                                                                                     TICKER SYMBOLS:
                                                                                                                     Class A: PSFRX
                                                                                                                     Class C: PFSRX
SENIOR FLOATING RATE FUND                                                                                            Class I: PSFIX

-  SENIOR FLOATING RATE FUND (THE "FUND")    -  Bank Loan performance benefited from a       INVESTING IN FUNDS THAT USE LEVERAGE,
   is diversified and has an investment         combination of factors including             SHORT SELLING, FUTURES, OPTIONS AND/OR
   objective of high total return from both     attractive valuations, a decline in the      DERIVATIVES MAY EXPOSE THE FUND TO
   current income and capital appreciation.     projected default rate, an increased         ADDITIONAL RISKS. INVESTING
                                                risk appetite by investors overall, and      INTERNATIONALLY INVOLVES ADDITIONAL
-  For the fiscal year ended September 30,      strong demand for bank loans.                RISKS SUCH AS CURRENCY, POLITICAL,
   2010, the Fund's Class A shares at NAV                                                    ACCOUNTING, ECONOMIC AND MARKET RISK.
   returned 8.05%, Class C shares returned   WHAT FACTORS AFFECTED THE FUND'S                THE FUND MAY INVEST IN HIGH YIELD
   7.35%, and Class I shares returned        PERFORMANCE DURING ITS FISCAL YEAR?             BONDS, WHICH MAY BE SUBJECT TO GREATER
   8.44%. For the same period, the Barclays                                                  CREDIT AND MARKET RISKS. AS INTEREST
   Capital U.S. Aggregate Bond Index, a      -  The overall positive returns in the U.S.     RATES RISE, EXISTING BOND PRICES FALL
   broad-based fixed index, returned 8.16%,     Leveraged Loan Market positively             AND CAN CAUSE THE VALUE OF AN
   and the S&P/LSTA Leveraged Loan Index,       impacted the Fund, achieving positive        INVESTMENT IN THE FUND TO DECLINE.
   the Fund's style-specific benchmark,         returns for the fiscal year. Similar to      CHANGES IN INTEREST RATES WILL AFFECT
   returned 10.80%.                             the overall U.S. leveraged loan market,      THE VALUE OF LONGER-TERM FIXED INCOME
                                                the Fund's had a positive total return       SECURITIES MORE THAN SHORTER-TERM
   ALL PERFORMANCE FIGURES ASSUME               and outperformed U.S. Treasuries 3 out       SECURITIES.
   REINVESTMENT OF DISTRIBUTIONS AND            of the 4 quarters during the fiscal
   EXCLUDE THE EFFECT OF SALES CHARGES.         year.                                     ------------------------------------------
   PAST PERFORMANCE IS NO GUARANTEE OF                                                                 ASSET ALLOCATION
   FUTURE RESULTS AND CURRENT PERFORMANCE    -  The underweight in the Fund to the
   MAY BE HIGHER OR LOWER THAN THE              lowest quality rating tiers relative to   The following table presents asset
   PERFORMANCE SHOWN ABOVE.                     the index contributed to its              allocations within certain sectors and as
                                                underperformance as the CCC, not rated,   a percentage of total investments as of
HOW DID THE MARKET PERFORM DURING THE           and the distressed loan quality tiers     September 30, 2010.
FUND'S FISCAL YEAR?                             outperformed. Overall negative issue
                                                selection within the fund, including in   Consumer Discretionary                 28%
-  The U.S. Leveraged Loan Market, as           the retail, broadcasting, and             Information Technology                 13
   represented by the S&P/LSTA Leveraged        telecommunications industries, detracted  Industrials                            11
   Loan Index and the Credit Suisse             from performance.                         Materials                              10
   Leveraged Loan Index, returned 10.80%                                                  Financials                              9
   and 10.34% respectively for the fiscal    -  The Fund benefited from an overweight to  Health Care                             9
   year ended September 30, 2010,               split B/CCC bank loans, as this rating    Telecommunication Services              5
   outperforming the majority of other          tier returned 15.36%, outperforming the   Other (includes short-term
   fixed income sectors on an excess return     overall return of the index by over 4%.     investments)                         15
   basis.                                       The overweight to the Chemical Industry                                         ---
                                                and underweight to the Utility and        Total                                 100%
-  One of the key factors driving the           Healthcare Sectors also benefited                                               ===
   strong returns of the loan market was        performance. In addition, the allocation  ------------------------------------------
   the outperformance of the lower rating       to high yield bonds benefited the
   tiers within the Bank Loan Market.           performance of the Fund.
   During the Fund's fiscal year CCC loans
   returned 19.44%, not rated loans
   returned 13.21%, and distressed loans
   returned 12.94%.

        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 40


SENIOR FLOATING RATE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Inception          Inception
                                                                                   1 Year            to 9/30/10            Date
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT NAV(2)                                                             8.05%             6.47%             1/31/08
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES AT POP(3, 4)                                                          2.92              4.54              1/31/08
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES AT NAV(2) AND WITH CDSC(4)                                            7.35              5.72              1/31/08
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES AT NAV                                                                8.44              6.74              1/31/08
------------------------------------------------------------------------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(5)                                        8.16              6.52                   --
------------------------------------------------------------------------------------------------------------------------------------
S&P/LSTA LEVERAGED LOAN INDEX(5)                                                    10.80              6.61                   --
------------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSE RATIOS(6): A SHARES: GROSS 1.35%, NET 1.20%; C SHARES: GROSS 2.10%, NET 1.95%; I SHARES: GROSS 1.10%, NET 0.95%.

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY  BE HIGHER OR LOWER THAN THE
PERFORMANCE  SHOWN.  THE INVESTMENT RETURN  AND  PRINCIPAL VALUE OF AN  INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL  COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES
THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT virtus.com FOR PERFORMANCE DATA CURRENT
TO THE MOST RECENT MONTH-END.
(1) TOTAL  RETURNS  ARE  HISTORICAL  AND INCLUDE  CHANGES IN  SHARE  PRICE AND THE  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS
    DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 4.75% SALES CHARGE.
(4) "CDSC" (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
    APPLIED  AT THE  TIME OF PURCHASE.  CDSC CHARGES  FOR CERTAIN REDEMPTIONS OF CLASS A SHARES MADE WITHIN 18 MONTHS OF PURCHASE IN
    WHICH A FINDER'S FEE WAS PAID AND ALL REDEMPTIONS OF CLASS C SHARES WITHIN THE FIRST YEAR ARE 1% AND 0% THEREAFTER.
(5) THE SINCE INCEPTION INDEX RETURNS ARE FROM THE FUND'S INCEPTION DATE.
(6) THE  EXPENSE RATIOS  OF THE  FUND ARE  SET FORTH  ACCORDING  TO  THE  PROSPECTUS FOR THE FUND EFFECTIVE JANUARY 31, 2010, AND AS
    SUPPLEMENTED AND REVISED SEPTEMBER 14, 2010, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLES
    IN THIS  REPORT.  SEE THE  FINANCIAL  HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS. NET EXPENSE: EXPENSES REDUCED BY VOLUNTARY FEE
    WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER.

GROWTH OF $10,000 For periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on January 31, 2008 (inception date of the Fund), for Class A, Class C and
Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                                                                               Barclays Capital U.S.
                   Share Class A(1, 3, 4)  Share Class C(1, 4) Share Class I   S&P/LSTA Leveraged Loan Index    Aggregate Bond Index
                   ----------------------  ------------------- -------------   -----------------------------   ---------------------
1/30/2004                   9525                  10000            10000                   10000                       10000
9/29/2004                   9324                   9741             9804                    9507                        9897
9/29/2005                  10418                  10806            10974                   10704                       10942
9/29/2006                  11257                  11600            11900                   11860                       11835


        For information regarding the indexes and certain investment terms, see the Key Investment Terms and Footnote Legend starting on page 5.


                                                                 41


                                                VIRTUS ALPHASECTOR(TM) ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE
                           ------- --------                             ------- --------
MUTUAL FUNDS--25.1%                          SHORT-TERM INVESTMENTS--1.5%                 ABBREVIATION:
                                                                                          SPDR   S&P Depositary Receipt
FIXED INCOME FUNDS--25.1%                    MONEY MARKET MUTUAL FUNDS--1.5%
Virtus Bond Fund                             BlackRock Liquidity Funds
  ClassI (11)              873,486 $  9,871    TempFund Portfolio -
-------------------------------------------    Institutional Shares
TOTAL MUTUAL FUNDS                             (seven-day effective
(IDENTIFIED COST $9,172)              9,871    yield 0.229%)            610,077 $   610
-------------------------------------------  ------------------------------------------
                                             TOTAL SHORT-TERM INVESTMENTS
EXCHANGE-TRADED FUNDS--74.5%                 (IDENTIFIED COST $610)                 610
Consumer Discretionary                       ------------------------------------------
  Select Sector SPDR
  Fund                     126,065    4,212  SECURITIES LENDING COLLATERAL--18.1%
Consumer Staples Select
  Sector SPDR Fund(14)     150,015    4,181  MONEY MARKET MUTUAL FUNDS--18.1%
Financial Select Sector                      BlackRock Institutional
  SPDR Fund(14)            282,990    4,061    Money Market Trust
Industrial Select Sector                       (seven-day effective
  SPDR Fund                134,370    4,203    yield 0.309%)(15)        546,089     546
Materials Select Sector                      BlackRock Liquidity Funds
  SPDR Fund                126,290    4,140    TempCash Portfolio -
Technology Select Sector                       Institutional Shares
  SPDR Fund                189,360    4,359    (seven-day effective
Utilities Select Sector                        yield 0.240%)(15)      6,559,021   6,559
  SPDR Fund                133,995    4,200  ------------------------------------------
-------------------------------------------  TOTAL SECURITIES LENDING COLLATERAL
TOTAL EXCHANGE-TRADED FUNDS                  (IDENTIFIED COST $7,105)             7,105
(IDENTIFIED COST $27,144)            29,356  ------------------------------------------
-------------------------------------------  TOTAL INVESTMENTS--119.2%
TOTAL LONG-TERM INVESTMENTS--99.6%           (IDENTIFIED COST $44,031)           46,942(1)
(IDENTIFIED COST $36,316)            39,227
-------------------------------------------  Other assets and liabilities,
                                               net--(19.2)%                      (7,557)
                                                                                -------
                                             NET ASSETS--100.0%                 $39,385
                                                                                =======

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                     Level 2 -
                                       Total Value      Level 1 -   Significant
                                           at             Quoted     Observable
                                   September 30, 2010     Prices       Inputs
                                   ------------------   ---------   -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                 $29,356          $29,356       $ --
  Mutual Funds                            9,871            9,871         --
  Securities Lending Collateral           7,105            6,559        546
  Short-Term Investments                    610              610         --
                                        -------          -------       ----
Total Investments                       $46,942          $46,396       $546
                                        =======          =======       ====

There are no Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 42


                                                 VIRTUS ALPHASECTOR(TM) ROTATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE
                           ------- --------                             ------- --------
EXCHANGE-TRADED FUNDS--99.5%                 SECURITIES LENDING COLLATERAL--26.0%         ABBREVIATION:
Consumer Discretionary                       BlackRock Institutional                      SPDR   S&P Depositary Receipt
  Select Sector SPDR                           Money Market Trust
  Fund(14)               1,871,400 $ 62,523    (seven-day effective
Consumer Staples Select                        yield 0.309%)(15)      8,763,932 $  8,764
  Sector SPDR Fund(14)   2,224,680   62,002  BlackRock Liquidity
Financial Select Sector                        Funds TempCash
  SPDR Fund(14)          4,197,280   60,231    Portfolio - Institutional
Industrial Select Sector                       Shares (seven-day
  SPDR Fund(14)          1,994,170   62,378    effective yield
Materials Select Sector                        0.240%)(15)          105,262,637  105,263
  SPDR Fund(14)          1,873,330   61,408  -------------------------------------------
Technology Select Sector                     TOTAL SECURITIES LENDING COLLATERAL
  SPDR Fund              2,811,350   64,717  (IDENTIFIED COST $114,027)          114,027
Utilities Select Sector                      -------------------------------------------
  SPDR Fund              1,987,700   62,314  TOTAL INVESTMENTS--125.5%
-------------------------------------------  (IDENTIFIED COST $523,535)         549,600(1)
TOTAL EXCHANGE-TRADED FUNDS                  Other assets and liabilities,
(IDENTIFIED COST $409,508)          435,573    net--(25.5)%                     (111,640)
-------------------------------------------                                     --------
TOTAL LONG-TERM INVESTMENTS--99.5%           NET ASSETS--100.0%                 $437,960
(IDENTIFIED COST $409,508)          435,573                                     ========
-------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                      Total Value      Level 1 -        Level 2 -
                                          at            Quoted        Significant
                                  September 30, 2010    Prices     Observable Inputs
                                  ------------------   ---------   -----------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds                $435,573        $435,573        $   --
  Securities Lending Collateral         114,027         105,263         8,764
                                       --------        --------        ------
Total Investments                      $549,600        $540,836        $8,764
                                       ========        ========        ======

There are no Level 3 (significant unobservable inputs) priced securities.

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 43

                                                VIRTUS ALTERNATIVES DIVERSIFIER FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                           SHARES   VALUE                                SHARES   VALUE
                         --------- --------                             ------- --------
MUTUAL FUNDS(11)--64.4%                      SHORT-TERM INVESTMENTS--0.0%
EQUITY FUNDS--54.6%                          MONEY MARKET MUTUAL FUNDS--0.0%
Virtus Global                                BlackRock Liquidity Funds
  Infrastructure                               TempFund Portfolio -
  Fund Class I           3,236,152 $ 34,691    Institutional Shares
Virtus International                           (seven-day effective
  Real Estate                                  yield 0.229%)            104,662 $    105
  Securities Fund                            -------------------------------------------
  Class I                3,778,932   23,845  TOTAL SHORT-TERM INVESTMENTS
Virtus Market Neutral                        (IDENTIFIED COST $105)                  105
  Fund Class I(2)        4,287,161   45,358  -------------------------------------------
Virtus Real Estate                           TOTAL INVESTMENTS--99.7%
  Securities Class I       877,629   22,889  (IDENTIFIED COST                    231,563(1)
                                   --------  $226,280)
                                    126,783  Other assets and liabilities,
                                   --------  net--0.2%                               580
                                                                                --------
FIXED INCOME FUNDS--9.8%                     NET ASSETS--100.0%                 $232,143
Virtus Senior Floating                                                          ========
  Rate Fund Class I      2,325,461   22,790
-------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $141,691)          149,573
-------------------------------------------
EXCHANGE-TRADED FUNDS--35.3%
iShares S&P North
  American Natural
  Resources Sector
  Index Fund               670,900   23,307
PowerShares DB
  Commodity Index
  Tracking Fund(2)       1,466,860   35,366
PowerShares DB G10
  Currency Harvest
  Fund(2)                  998,802   23,212
-------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $84,484)            81,885
-------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.7%
(IDENTIFIED COST $226,175)          231,458
-------------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                    Total Value        Level 1 -
                                         at              Quoted
                                 September 30, 2010      Prices
                                 ------------------  -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Exchange-Traded Funds               $ 81,885          $ 81,885
  Mutual Funds                         149,573           149,573
  Short-Term Investments                   105               105
                                      --------          --------
Total Investments                     $231,563          $231,563
                                      ========          ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

          For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                    See Notes to Financial Statements


                                                                 44

                                                          VIRTUS BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                   PAR
                            VALUE    VALUE                               VALUE    VALUE                        VALUE    VALUE
                           ------- --------                             ------- --------                      ------- --------
U.S. GOVERNMENT SECURITIES--9.6%             AGENCY--CONTINUED                            NON-AGENCY--CONTINUED
U.S. Treasury Bond                             5.000%, 5/1/33           $ 1,576 $  1,673  DLJ Mortgage Acceptance
  3.500%, 2/15/39          $ 9,430 $  9,123    5.500%, 6/1/33             1,090    1,171    Corp. 96-M, I
U.S. Treasury Note                             5.500%, 7/1/33               957    1,028    (Principal Only)
  2.625%, 6/30/14            1,590    1,693    5.000%, 9/1/33               236      251    144A
  3.250%, 12/31/16           1,300    1,419    6.000%, 11/1/34            1,813    1,979    0.000%,
  3.625%, 2/15/20            6,310    6,921    5.500%, 5/1/35             2,029    2,158    9/18/11 (4)(7)    $        1 $      1
-------------------------------------------    5.500%, 12/1/35              211      225  Greenwich Capital
TOTAL U.S. GOVERNMENT SECURITIES               5.500%, 3/1/36               453      484    Commercial
(IDENTIFIED COST $17,869)            19,156    5.500%, 4/1/36               363      391    Funding Corp.
-------------------------------------------    6.390%, 5/25/36              807      908    05-GG5, A5
                                               5.500%, 9/1/36             1,670    1,791    5.224%, 4/10/37        1,080    1,164
MUNICIPAL BONDS--0.6%                          5.500%, 11/1/36              243      259  Merrill Lynch-
                                               6.000%, 9/1/37                47       51    Countrywide
MICHIGAN--0.1%                                 6.000%, 10/1/37              313      337    Commercial
City of Flat Rock Finance                      6.000%, 1/1/38               117      126    Mortgage
  Authority Taxable                            6.000%, 2/1/38               120      129    Trust
  Series A,                                    6.000%, 2/1/38                34       36    06-4, A3
  6.750%, 10/1/16               95      103    6.000%, 2/1/38                83       89    5.172%,
                                   --------    6.000%, 2/1/38               144      155    12/12/49               1,000    1,036
                                               6.000%, 3/1/38               668      719  Morgan Stanley
RHODE ISLAND--0.5%                             6.500%, 3/1/38             5,307    5,909    Capital I
City of Woonsocket                             5.500%, 4/1/38               404      430    04-T15, A3
  Pension Funding                              6.000%, 5/1/38               161      173    5.030%,
  Taxable                                      5.500%, 6/1/38               575      611    6/13/41                  490      511
  (AGM Insured)                                6.000%, 7/1/38             3,627    3,928    06-T23, A4
  5.660%, 7/15/13            1,000    1,087    5.500%, 8/1/38             1,378    1,466    5.981%,
-------------------------------------------    6.000%, 8/1/38               292      314    8/12/41                1,030    1,153
TOTAL MUNICIPAL BONDS                          6.000%, 8/1/38               485      522    05-T17, A5
(IDENTIFIED COST $1,125)              1,190    6.000%, 8/1/38             1,578    1,708    4.780%,
-------------------------------------------    6.000%, 8/1/38               138      149    12/13/41                 690      744
                                               5.500%, 9/1/39             2,438    2,609    07-T27, A4
MORTGAGE-BACKED SECURITIES--33.7%              4.500%, 9/1/40             1,580    1,647    5.802%,
                                             FNMA REMICs                                    6/11/42                1,050    1,165
AGENCY--24.8%                                  03-42, HC                                    06-IQ11, A4
FHLMC                                          4.500%, 12/25/17             335      349    5.938%,
  7.500%, 4/1/14                18       19  GNMA                                           10/15/42(3)            1,400    1,552
  7.000%, 4/1/16                20       22    8.500%, 11/15/22               1        1    05-T19, A4A
  7.000%, 1/1/33               173      196    6.500%, 9/15/28              137      154    4.890%,
  5.000%, 1/1/35               934      989    7.500%, 9/15/29              139      160    6/12/47                  305      332
  5.000%, 7/1/35             3,749    3,969    5.000%, 7/15/33            1,317    1,413    05-IQ9, A3
FHLMC REMICs                                   6.000%, 6/15/34              232      254    4.540%,
  JA-2777                                                                       --------    7/15/56                  645      668
  4.500%, 11/15/17             275      283                                       49,259  OBP Depositor
  CH-2904                                                                       --------    LLC Trust
  4.500%, 4/15/19              858      896  NON-AGENCY--8.9%                               10-OBP, A 144A
FNMA                                         American Tower Trust 07-1A,                    4.646%,
  7.000%, 5/1/14                12       13    AFX 144A                                     7/15/45 (4)              870      941
  6.000%, 10/1/14              178      192    5.420%, 4/15/37 (4)          190      209  Paine Webber
  8.000%, 1/1/15                 3        3  Banc of America Commercial                     Mortgage
  6.500%, 6/1/16               127      138    Mortgage, Inc.                               Acceptance
  6.000%, 7/1/17                62       68    05-1, A4 5.063%,                             Corp.
  5.500%, 9/1/17               155      169    11/10/42(3)                  290      306    99-C1, D
  4.500%, 12/1/18            1,024    1,078    06-2, A3 5.712%,                             7.150%,
  4.500%, 3/1/20               165      174    5/10/45(3)                 2,285    2,468    6/15/32                   74       74
  5.000%, 4/1/20               274      292  Bear Stearns Commercial                      Wachovia Bank
  4.500%, 5/1/20               444      467    Mortgage Securities                          Commercial
  4.000%, 6/1/20               285      301    04-T16, A6                                   Mortgage Trust
  4.500%, 11/1/20            1,517    1,597    4.750%, 2/13/46              260      277    05-C19, A5
  5.000%, 8/1/21               102      108  Commercial Mortgage                            4.661%, 5/15/44        3,145    3,271
  6.508%, 3/25/29            1,115    1,290    Pass-Through                                                              --------
  6.000%, 5/1/29               149      164    Certificates                                                                17,732
  6.500%, 7/1/29               179      200    05-C6, A4 5.168%,                          ---------------------------------------
  6.500%, 5/1/30                 5        6    6/10/44                      315      342  TOTAL MORTGAGE-BACKED SECURITIES
  7.500%, 3/1/31               105      120    07-C9, A4 5.815%,                          (IDENTIFIED COST $63,617)        66,991
  7.000%, 7/1/31                68       77    12/10/49(3)                  675      735  ---------------------------------------
  7.000%, 9/1/31               117      133  Credit Suisse Mortgage
  6.500%, 2/1/32               252      282    Capital Certificates                       ASSET-BACKED SECURITIES--0.0%
  6.500%, 3/1/32                99      110    06-C1, A3 5.711%,                          Carmax Auto Owner
  5.500%, 4/1/33               136      146    2/15/39(3)                   100      107    Trust 07-2, A3
                                               06-C5, A3 5.311%,                            5.230%,
                                               12/15/39                     650      676    12/15/11                   2        2
                                                                                          ---------------------------------------
                                                                                          TOTAL ASSET-BACKED SECURITIES
                                                                                          (IDENTIFIED COST $2)                  2
                                                                                          ---------------------------------------

                                                                                          CORPORATE BONDS--52.7%

                                                                                          CONSUMER DISCRETIONARY--8.1%
                                                                                          Affinion Group, Inc.
                                                                                            10.125%,
                                                                                            10/15/13                 560      578
                                                                                          Avis Budget Car
                                                                                            Rental LLC/Avis
                                                                                            Budget Finance,
                                                                                            Inc.
                                                                                            7.625%,
                                                                                            5/15/14(14)              610      622
                                                                                          Cablevision
                                                                                            Systems Corp.
                                                                                            8.000%, 4/15/20           85       92
                                                                                          Cequel
                                                                                            Communications
                                                                                            Holdings I
                                                                                            LLC/Cequel
                                                                                            Capital Corp.
                                                                                            144A 8.625%,
                                                                                            11/15/17 (4)             360      382
                                                                                          Comcast Corp.
                                                                                            5.700%, 7/1/19           980    1,124
                                                                                          Discovery
                                                                                            Communications
                                                                                            LLC
                                                                                            3.700%, 6/1/15           465      493
                                                                                          Echostar DBS
                                                                                            Corp.
                                                                                            7.125%, 2/1/16           530      560

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 45

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
CONSUMER DISCRETIONARY--CONTINUED            ENERGY--CONTINUED                            FINANCIALS--CONTINUED
Fortune Brands, Inc.                         Energy Transfer Partners                     Credit Suisse
  3.000%, 6/1/12           $   910 $    927    LP                                           Guernsey Ltd.
Landry's Holdings, Inc.                        8.500%, 4/15/14          $   755 $    896    5.860%,
  144A                                         6.700%, 7/1/18               570      664    11/15/49(3)       $      815 $    775
  11.500%, 6/1/14 (4)          665      622  Harvest Operations Corp.                     CVS Pass-Through
NBC Universal, Inc.                            7.875%, 10/15/11             915      923    Trust 144A
  144A 2.100%, 4/1/14(4)       840      844  Kinder Morgan Energy                           7.507%,
  144A 3.650%, 4/30/15(4)      400      422    Partners LP                                  1/10/32 (4)              317      371
  144A 4.375%, 4/1/21(4)       845      855    5.850%, 9/15/12              415      448  Developers
Nebraska Book Co., Inc.                        9.000%, 2/1/19               500      651    Diversified
  10.000%, 12/1/11           1,125    1,145  Linn Energy LLC/Linn                           Realty Corp.
  8.625%, 3/15/12              240      230    Energy                                       7.875%, 9/1/20           430      446
Payless Shoesource, Inc.                       Finance Corp. 144A                         Duke Realty LP
  8.250%, 8/1/13               465      474    7.750%, 2/1/21 (4)           230      233    5.950%, 2/15/17          950    1,019
Royal Caribbean Cruises                      Petroleos Mexicanos 144A                     Export-Import Bank
  Ltd.                                         4.875%, 3/15/15 (4)          390      421    of Korea
  8.750%, 2/2/11(14)         1,090    1,119  Petropower I Funding                           5.500%, 10/17/12         135      144
Scientific Games                               Trust 144A                                 Ford Motor Credit
  International,                               7.360%, 2/15/14 (4)           70       71    Co. LLC
  Inc.                                       Plains All American                            7.500%, 8/1/12           625      664
  9.250%, 6/15/19              700      747    Pipeline                                   General Electric
Sinclair Broadcast Group,                      LP/Plains All American                       Capital Corp.
  Inc.                                       Finance Corp.                                  2.800%, 1/8/13         1,340    1,380
  8.000%, 3/15/12              785      788    4.250%, 9/1/12               215      224    4.375%, 9/16/20          960      964
Time Warner Cable, Inc.                      TransCanada Pipelines Ltd.                   Genworth Global
  5.000%, 2/1/20               815      873    6.350%, 5/15/67(3)           300      281    Funding Trusts
United Artists Theatre                                                          --------    5.125%, 3/15/11          925      940
  Circuit,                                                                         6,249  Goldman Sachs
  Inc. Series BD-1                                                              --------    Group, Inc.
  9.300%, 7/1/15 (6)(8)         22       21  FINANCIALS--24.8%                              (The)
United Components, Inc.                      AFLAC, Inc.                                    3.700%, 8/1/15           300      307
  9.375%, 6/15/13              980    1,000    6.450%, 8/15/40              300      312    6.000%, 6/15/20          665      731
Unitymedia Hessen GmbH                       Ally Financial, Inc.                         HSBC Bank USA NA
  & Co.                                        0.000%, 6/15/15              920      665    4.875%, 8/24/20          700      730
  KG/Unitymedia NRW GmbH                     American Express Co.                         Icahn Enterprises
  144A                                         7.250%, 5/20/14              795      932    LP/Icahn
  8.125%, 12/1/17 (4)        1,120    1,170  Bank of America Corp.                          Enterprises
WMG Holdings Corp.                             5.750%, 8/15/16              960    1,031    Finance Corp.
  9.500%, 12/15/14(3)(14)    1,045    1,006    5.625%, 7/1/20               870      919    8.000%, 1/15/18          490      495
                                   --------  Barclays Bank plc                            ICICI Bank Ltd.
                                     16,094    Series 1,                                    RegS
                                   --------    5.000%, 9/22/16              985    1,078    5.750%,
CONSUMER STAPLES--2.6%                         144A                                         11/16/10 (5)             105      105
Altria Group, Inc.                             10.179%, 6/12/21(4)          560      747  ING Capital Funding
  9.250%, 8/6/19               495      664  Bear Stearns Cos., Inc.                        Trust III
Anheuser-Busch InBev                           LLC (The)                                    8.439%,
  Worldwide, Inc.                              7.250%, 2/1/18               785      956    12/31/49(3)            1,060    1,023
  3.000%, 10/15/12             900      934  Capital One Capital VI                       International Lease
Beverages & More, Inc.                         8.875%, 5/15/40              320      336    Finance Corp.
  144A                                       Capital One Financial                          144A 8.625%,
  9.625%, 10/1/14 (4)          520      525    Corp.                                        9/15/15(4)               100      107
Delhaize Group                                 5.700%, 9/15/11              620      646    144A 8.750%,
  6.500%, 6/15/17              725      865    7.375%, 5/23/14              365      426    3/15/17(4)               460      495
Kraft Foods, Inc.                              6.150%, 9/1/16               625      685  JPMorgan Chase &
  2.625%, 5/8/13               360      373  Chubb Corp.                                    Co.
  6.125%, 2/1/18               535      631    6.375%, 3/29/67(3)           420      414    5.750%, 1/2/13         1,020    1,110
Philip Morris                                CIT Group Funding Co. of                       5.125%, 9/15/14          860      943
International, Inc.                            Delaware LLC                                 3.700%, 1/20/15          620      655
  6.875%, 3/17/14              275      324    10.250%, 5/1/13              335      349  Series 1,
Stater Brothers Holdings,                      10.250%, 5/1/14              650      677    7.900%,
  Inc.                                       Citigroup, Inc.                                12/31/49(3)              395      423
  8.125%, 6/15/12              940      946    5.000%, 9/15/14            1,745    1,812  Macquarie Group
                                   --------    4.875%, 5/7/15               280      291    Ltd. 144A
                                      5,262  CNA Financial Corp.                            7.300%,
                                   --------    5.875%, 8/15/20              480      490    8/1/14 (4)               870      984
ENERGY--3.1%                                 Credit Suisse First                          MetLife, Inc.
Bristow Group, Inc.                            Boston                                       2.375%, 2/6/14           475      480
  6.125%, 6/15/13              760      773    6.000%, 2/15/18              630      696    6.750%, 6/1/16           210      251
Chesapeake Energy Corp.                                                                   Metropolitan Life
  7.250%, 12/15/18             245      265                                                 Global
Enbridge Energy Partners                                                                    Funding I 144A
  LP                                                                                        2.875%,
  5.875%, 12/15/16             350      399                                                 9/17/12 (4)              980    1,011
                                                                                          Morgan Stanley
                                                                                            6.000%, 4/28/15          615      676
                                                                                            6.625%, 4/1/18         1,215    1,347
                                                                                          Protective Life
                                                                                            Secured Trust
                                                                                            4.000%, 4/1/11         1,670    1,697
                                                                                          Prudential
                                                                                            Financial, Inc.
                                                                                            3.625%, 9/17/12          820      852
                                                                                            6.200%, 1/15/15          505      569
                                                                                            7.375%, 6/15/19          520      633
                                                                                            8.875%,
                                                                                            6/15/38(3)               605      675
                                                                                          Rabobank Nederland
                                                                                            NV 144A
                                                                                            11.000%,
                                                                                            12/31/49 (3)(4)          425      553

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 46

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                         PAR
                            VALUE    VALUE                               VALUE    VALUE                              VALUE    VALUE
                           ------- --------                             ------- --------                            ------- --------
FINANCIALS--CONTINUED                        INFORMATION TECHNOLOGY--1.9%                 UTILITIES--3.4%
  Regions Financial Corp.                    Corning, Inc.                                Appalachian Power Co.
  0.459%, 6/26/12(3)       $ 1,935    1,848    4.250%, 8/15/20          $   385 $    404    5.550%, 4/1/11          $   810 $    828
  4.875%, 4/26/13              560      567  Fiserv, Inc.                                 Atmos Energy Corp.
  5.750%, 6/15/15              560      570    6.125%, 11/20/12             920    1,004    6.350%, 6/15/17             465      532
Resona Bank Ltd. 144A                        Intuit, Inc.                                 Calpine Corp. 144A
  5.850%, 9/29/49 (3)(4)       985      983    5.750%, 3/15/17              430      487    7.875%, 7/31/20 (4)         170      175
Royal Bank of Scotland plc                   Sanmina-SCI Corp. 144A                       CMS Energy Corp.
  (The)                                        3.042%, 6/15/14 (3)(4)       870      824    6.250%, 2/1/20              760      804
  3.950%, 9/21/15              540      546  Symantec Corp.                               Dominion Resources, Inc.
  5.625%, 8/24/20              995    1,043    2.750%, 9/15/15              145      146    8.875%, 1/15/19             180      245
Santander Issuances S.A                      Viasat, Inc.                                 FirstEnergy Solutions
  Unipersonal 144A                             8.875%, 9/15/16              105      114    Corp.
  5.911%, 6/20/16 (4)(14)    1,085    1,152  Xerox Corp.                                    6.050%, 8/15/21             435      465
SunTrust Banks, Inc.                           4.250%, 2/15/15              680      730  Florida Power Corp.
  5.250%, 11/5/12              310      328                                     --------    6.650%, 7/15/11             520      544
Sydney Airport Finance Co.                                                         3,709  Georgia Power Co.
  Propriety Ltd.                                                                --------    6.000%, 11/1/13             335      382
  5.125%, 2/22/21              205      205  MATERIALS--2.1%                              Nevada Power Co. Series O
Teachers Insurance &                         Ball Corp.                                     6.500%, 5/15/18             730      880
  Annuity Association of                       6.750%, 9/15/20              245      261  Pacific Gas & Electric
  America 144A                               Buckeye Technologies, Inc.                     Co.
  6.850%, 12/16/39 (4)         480      591    8.500%, 10/1/13              730      743    8.250%, 10/15/18            650      864
UBS Preferred Funding                        Dow Chemical Co. (The)                       South Carolina Electric &
  Trust I                                      6.000%, 10/1/12            1,050    1,138    Gas Co.
  8.622%, 10/29/49(3)        1,990    1,990    5.900%, 2/15/15              970    1,081    6.500%, 11/1/18             310      384
Wachovia Corp.                               Holcim U.S. Finance                          Virginia Electric & Power
  5.750%, 2/1/18               570      650    S.A.R.L. & Cie S.C.S                         Co
WEA Finance LLC/WCI                            144A                                         Series A
  Finance LLC 144A                             6.000%, 12/30/19 (4)         435      475    5.400%, 1/15/16             645      756
  5.700%, 10/1/16 (4)        1,065    1,190  Huntsman International LLC                                                     --------
Wells Fargo Capital XIII                       8.625%, 3/15/20(14)          110      114                                       6,859
  7.700%, 3/26/13(3)           460      477  Solutia, Inc.                                ------------------------------------------
Westfield Capital Corp.,                       7.875%, 3/15/20              275      295  TOTAL CORPORATE BONDS
  Ltd./Westfield Finance                                                        --------  (IDENTIFIED COST $97,613)          104,900
  Authority 144A                                                                   4,107  ------------------------------------------
  5.125%, 11/15/14 (4)         150      164                                     --------
                                   --------  TELECOMMUNICATION                            LOAN AGREEMENTS(3)--2.4%
                                     49,321    SERVICES--4.0%
                                   --------  Alltel Corp.                                 CONSUMER DISCRETIONARY--0.5%
HEALTH CARE--1.4%                              7.000%, 7/1/12               350      385  KAR Holdings, Inc.
Boston Scientific Corp.                      AT&T, Inc.                                     Tranche
  6.000%, 1/15/20              465      497    2.500%, 8/15/15              680      693    3.085%, 10/21/13          1,000      977
DaVita, Inc.                                 GCI, Inc.                                                                      --------
  6.625%, 3/15/13              420      429    8.625%, 11/15/19             745      799  CONSUMER STAPLES--0.3%
Express Scripts, Inc.                        Global Crossing Ltd.                         Roundy's Supermarkets,
  5.250%, 6/15/12              775      827    12.000%, 9/15/15             550      624    Inc.
  7.250%, 6/15/19              245      308  Nextel Communications,                         Tranche
Pfizer, Inc.                                   Inc. Series C                                10.000%, 4/16/16            500      510
  4.450%, 3/15/12              625      658    5.950%, 3/15/14              495      495                                    --------
                                   --------  NII Capital Corp.                            FINANCIALS--0.3%
                                      2,719    8.875%, 12/15/19             910    1,016  AGFS Funding Co. Tranche,
                                   --------  Qwest Corp.                                    7.250%, 4/21/15             575      579
INDUSTRIALS--1.3%                              7.875%, 9/1/11             1,055    1,117                                    --------
Corrections Corp. of                         Telcordia Technologies,                      HEALTH CARE--0.5%
  America                                      Inc. 144A                                  Biomet, Inc. Tranche B,
  7.750%, 6/1/17               595      643    11.000%, 5/1/18 (4)          430      424    3.358%, 3/25/15             995      967
DynCorp International,                       Telefonica Emisiones SAU                                                       --------
  Inc. 144A                                    5.984%, 6/20/11            1,080    1,120  INFORMATION TECHNOLOGY--0.5%
  10.375%, 7/1/17 (4)          210      210  Virgin Media Finance plc                     Reynolds & Reynolds Co.
Goodman Global Group, Inc.                     8.375%, 10/15/19             545      601    (The) Tranche B,
  0.000%, 12/15/14             950      613  Windstream Corp.                               5.250%, 4/21/17             230      230
Hutchison Whampoa                              144A                                       Reynolds Group
  International Ltd. 144A                      8.125%, 9/1/18(4)            210      219    0.000%, 5/5/16              825      830
  5.750%, 9/11/19 (4)          435      483    7.000%, 3/15/19              400      394                                    --------
Travelport LLC                                                                  --------                                       1,060
  9.875%, 9/1/14               720      744                                        7,887                                    --------
                                   --------                                     --------  UTILITIES--0.3%
                                      2,693                                               Calpine Corp. Tranche,
                                   --------                                                 3.415%, 3/29/14             682      666
                                                                                          ------------------------------------------
                                                                                          TOTAL LOAN AGREEMENTS
                                                                                          (IDENTIFIED COST $4,753)             4,759
                                                                                          ------------------------------------------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 47

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                           SHARES    VALUE                             SHARES    VALUE
                          -------- --------                           -------- --------
PREFERRED STOCK--0.2%                       SECURITIES LENDING                             ABBREVIATIONS:
                                              COLLATERAL--1.9%
FINANCIALS--0.2%                            BlackRock Institutional                        AGM     Assured Guaranty Municipal Corp.
Citigroup Capital XII                         Money Market Trust                           FHLMC   Federal Home Loan Mortgage
  Pfd.                                        (seven-day effective                                 Corporation ("Freddie Mac")
  7.875%                    16,200 $    405   yield 0.309%)(15)        292,520 $    293    FNMA    Federal National Mortgage
------------------------------------------- BlackRock Liquidity Funds                              Association ("Fannie Mae")
TOTAL PREFERRED STOCK                         TempCash Portfolio -                         GNMA    Government National Mortgage
(IDENTIFIED COST $405)                  405   Institutional Shares                                 Association ("Ginnie Mae")
-------------------------------------------   (seven-day effective                         REMIC   Real Estate Mortgage Investment
TOTAL LONG-TERM INVESTMENTS--99.2%            yield 0.240%)(15)      3,513,421    3,513            Conduit
(IDENTIFIED COST $185,384)          197,403 -------------------------------------------
------------------------------------------- TOTAL SECURITIES LENDING COLLATERAL            COUNTRY WEIGHTINGS as of 9/30/10+
                                            (IDENTIFIED COST $3,806)              3,806    -----------------------------------------
SHORT-TERM                                  -------------------------------------------    United States (includes short-term
  INVESTMENTS--1.7%                         TOTAL INVESTMENTS--102.8%                        investments and securities lending
                                            (IDENTIFIED COST $192,604)          204,623(1)   collateral)                         93%
MONEY MARKET MUTUAL                                                                        Australia                              1
  FUNDS--1.7%                               Other Assets and                               Canada                                 1
BlackRock Liquidity Funds                     Liabilities--(2.8)%                (5,542)   Germany                                1
  TempFund Portfolio -                                                         --------    Spain                                  1
  Institutional Shares                      NET ASSETS--100.0%                 $199,081    United Kingdom                         1
  (seven-day effective                                                         ========    Other                                  2
  yield 0.229%)          3,414,177    3,414                                                -----------------------------------------
-------------------------------------------                                                Total                                100%
TOTAL SHORT-TERM INVESTMENTS                                                               -----------------------------------------
(IDENTIFIED COST $3,414)              3,414                                                + % of total investments as of
-------------------------------------------                                                  September 30, 2010
                                                                                           -----------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                                       Level 2 -        Level 3 -
                                                    Total Market        Level 1 -     Significant     Significant
                                                      Value at            Quoted      Observable      Unobservable
                                                 September 30, 2010       Prices         Inputs          Inputs
                                                 ------------------     ---------     -----------     ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
  Asset-Backed Securities                             $      2           $   --         $      2          $ --
  Corporate Bonds                                      104,900               --          104,354           546
  Loan Agreements                                        4,759               --            4,759            --
  Mortgage-Backed Securities                            66,991               --           66,991            --
  Municipal Bonds                                        1,190               --            1,190            --
  U.S. Government Securities                            19,156               --           19,156            --
Equity Securities:
  Preferred Stock                                          405              405               --            --
  Securities Lending Collateral                          3,806            3,513              293            --
  Short-Term Investments                                 3,414            3,414               --            --
                                                      --------           ------         --------          ----
Total Investments                                     $204,623           $7,332         $196,745          $546
                                                      ========           ======         ========          ----

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                 Mortgage-Backed
                                                     Total          Securities       Corporate Bonds
                                                   --------      ---------------     ---------------
BALANCE AS OF SEPTEMBER 30, 2009:                   $ 248            $ 139                 $109
Accrued discount (premium)(a)                           1               --(e)                 1
Realized gain (loss)(b)                                --(e)            --(e)                --
Change in unrealized appreciation
  (depreciation)(b)                                   (15)               6                  (21)
Net purchases (sales)(c)                             (142)              --                 (142)
Transfers in and/or out of Level 3(d)                 454             (145)                 599
                                                    -----            -----                 ----
BALANCE AS OF SEPTEMBER 30, 2010:                   $ 546            $  --                 $546
                                                    =====            =====                 ====

(a)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.
(b)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.
(c)  INCLUDES PAYDOWNS, IF ANY.
(d)  "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF SEPTEMBER 30, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN
     THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.
(e)  AMOUNT IS LESS THAN $500.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 48

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                         PAR
                            VALUE    VALUE                               VALUE    VALUE                              VALUE    VALUE
                           ------- --------                             ------- --------                            ------- --------
MUNICIPAL TAX-EXEMPT BONDS(9)--97.9%         GENERAL OBLIGATION--CONTINUED                GENERAL REVENUE--CONTINUED
DEVELOPMENT REVENUE--5.6%                    Los Angeles Unified School                   State Public Works Board
Hercules Redevelopment                         District Series C (AGM                       of the State of
  Agency Tax-Allocation                        Insured)                                     California Department
  (AMBAC Insured)                              5.000%, 7/1/24           $   500 $    551    of Health Services,
  5.000%, 8/1/29           $   500 $    379  Los Angeles Unified School                     Richmond Lab Series B
Ontario Redevelopment                          District, Series A-1                         (XLCA Insured)
  Financing Authority                          (NATL Insured)                               5.000%, 11/1/17         $   460 $    498
  (NATL Insured)                               4.500%, 1/1/28               500      507    Highway Patrol Series C
  5.250%, 8/1/13               500      517  New Haven Unified School                       5.250%, 11/1/20             500      506
San Diego Redevelopment                        District (AGM Insured)                       Department of General
  Agency (AMBAC Insured)                       0.000%, 8/1/33             1,500      398    Services Buildings 8 & 9
  Series B 5.350%, 9/1/24    1,000    1,006  Norwalk-La Mirada Unified                      Series A
  Series A 4.750%, 9/1/30      500      476    School District Series D                     6.125%, 4/1/29              500      547
Santa Clara Redevelopment                      (AGM Insured)                                Various Capital
  Agency Tax Allocation                        0.000%, 8/1/33             1,500      389    Projects Series G-1
  (NATL Insured)                             Placer Union High School                       5.750%, 10/1/30             500      536
  5.000%, 6/1/22             1,000    1,012    District (AGM Insured)                                                       --------
                                   --------    0.000%, 8/1/32             1,500      411                                       9,350
                                      3,390  Rancho Santiago Community                                                      --------
                                   --------    College District
                                               (AGM Insured)                              HIGHER EDUCATION REVENUE--3.7%
EDUCATION REVENUE--3.5%                        0.000%, 9/1/27             1,200      487  California Educational
North City West School                       San Rafael Elementary                          Facilities Authority
  Facilities Financing                         School                                       Stanford University
  Authority, Series B                          District (NATL, FGIC                         5.250%, 4/1/40              500      628
  (AMBAC Insured)                              Insured)                                   University of California
  5.250%, 9/1/19             1,000    1,058    0.000%, 8/1/26             1,000      483    Series D
Sweetwater Unified High                      Walnut Valley Unified                          (NATL, FGIC Insured)
  School District, Public                      School                                       5.000%, 5/15/28             500      539
  Financing Authority,                         District, Series A                           Series G
  Series A (AGM Insured)                       (NATL Insured)                               (NATL, FGIC Insured)
  5.000%, 9/1/29             1,000    1,019    0.000%, 8/1/19             3,095    1,728    4.750%, 5/15/35             525      532
                                   --------                                     --------    Series B
                                      2,077                                        8,978    4.750%, 5/15/38             500      506
                                   --------                                     --------                                    --------
                                                                                                                               2,205
GENERAL OBLIGATION--14.9%                    GENERAL REVENUE--15.6%                                                         --------
Antelope Valley Union High                   Anaheim Public Financing
  School District,                             Authority, Series C                        MEDICAL REVENUE--8.8%
  Series A                                     (AGM Insured)                                California Health
  (NATL Insured)                               6.000%, 9/1/16             1,600    1,877    Facilities Financing
  5.000%, 2/1/27             1,000    1,034  Golden State Tobacco                           Authority, Stanford
Brea Olinda Unified School                     Securitization Corp.,                        Hospital and Clinics
  District, Series A                           Series A-1                                   Series A
  (NATL, FGIC Insured)                         5.125%, 6/1/47             1,250      853    5.000%, 11/15/14            250      274
  6.000%, 8/1/15               150      178    5.750%, 6/1/47             1,000      755    Cedars-Sinai Medical
Butte-Glenn Community                        Los Angeles County Public                      Center
  College District,                            Works Financing                              5.000%, 11/15/34            500      507
  Series A (NATL Insured)                      Authority, Series A                          Providence Health &
  5.500%, 8/1/19             1,000    1,077    (AGM Insured)                                Services Series C
California State                               5.500%, 10/1/18              390      439    6.500%, 10/1/38             300      340
  5.250%, 6/1/16                65       66  Pomona, Certificates of                        Kaiser Permanente
  5.500%, 3/1/26               500      547    Participation                                Series A
  5.000%, 12/1/37              250      252    (AMBAC Insured)                              5.250%, 4/1/39              500      505
California State Veterans                      5.500%, 6/1/28             1,365    1,481  California State Public
  Bonds, Series CC                           San Diego County,                              Works Board, Department
  4.500%, 12/1/37              330      307    Certificates of                              of Mental
Gilroy Unified School                          Participation                                Health Series A
  District (NATL, FGIC                         (AMBAC Insured)                              5.500%, 6/1/16            1,000    1,100
  Insured)                                     5.250%, 11/1/15              960      963  California Statewide
  5.000%, 8/1/27               500      520  South Bay Regional Public                      Communities Development
Grossmont-Cuyamaca                             Communications Authority                     Authority, Kaiser
  Community College                            (ACA Insured)                                Permanente, Series B
  District Election of                         4.750%, 1/1/31               635      513    5.000%, 3/1/41              500      494
  2002 Series A                              South Coast Air Quality                        Sutter Health, Series B
  (NATL Insured)                               Management District                          5.625%, 8/15/42           1,000    1,012
  5.000%, 8/1/19                40       43    Building Corp.                               St. Joseph Health
                                               (AMBAC Insured)                              System (FGIC Insured)
                                               6.000%, 8/1/11               380      382    5.750%, 7/1/47              500      520

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 49

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                    PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
MEDICAL REVENUE--CONTINUED                                                                WATER & SEWER REVENUE--10.9%
San Joaquin General                          PRE-REFUNDED--CONTINUED                      California Statewide
  Hospital Project,                          Grossmont-Cuyamaca                             Communities
  Certificates of                              Community College                            Development
  Participation (NATL                          District Election of                         Authority,
  Insured)                                     2002 Series A                                Anheuser-Busch
  5.250%, 9/1/12           $   100 $    101    Pre-refunded 8/1/13 @100                     Project
Santa Clara County                             (NATL Insured)                               4.800%, 9/1/46    $    1,000 $    911
  Financing Authority,                         5.000%, 8/1/19           $   210 $    234  Delta Diablo
  Series A (AMBAC                            Huntington Park                                Sanitation
  Insured)                                     Redevelopment Agency                         District,
  7.750%, 11/15/11             400      432    Single Family                                Certificates of
                                   --------    Residential Mortgage,                        Participation
                                      5,285    Series A                                     (NATL Insured)
                                   --------    (FHA/VA/PRIV MTGS                            0.000%, 12/1/16        1,070      820
                                               Insured)                                   El Dorado Irrigation
MUNICIPAL UTILITY DISTRICT REVENUE--1.7%       8.000%, 12/1/19 (13)       2,400    3,491    District,
East Bay Municipal Utility                   Los Angeles Harbor                             Certificates of
  District (NATL Insured)                      Department                                   Participation,
  5.000%, 6/1/35               500      528    7.600%, 10/1/18(13)          780      952    Series A (NATL,
Sacramento Municipal                         M-S-R Public Power Agency                      FGIC Insured)
  Utilities District                           San Juan Project,                            5.250%, 3/1/16           365      395
  Financing Authority                          Series D (NATL Insured)                    Irvine Ranch Water
  (NATL Insured)                               6.750%, 7/1/20 (13)        1,535    1,912    District,
  4.750%, 7/1/26               500      515  Northern California Power                      Certificates of
                                   --------    Agency, Hydroelectric                        Participation
                                      1,043    Project No.1 Series A                        5.000%, 3/1/24           500      584
                                   --------    Pre-refunded 7/1/21                        Metropolitan Water
                                               @ 100 (AMBAC Insured)                        District of
NATURAL GAS REVENUE--1.3%                      7.500%, 7/1/23               195      273    Southern
Roseville Natural Gas                        Riverside County                               California Water
  Financing Authority                          Redevelopment Agency,                        Works, Series B-1
  5.000%, 2/15/24              750      762    Pre-refunded 10/01/11                        (NATL, FGIC
                                   --------    @ 102 (AMBAC Insured)                        Insured)
                                               5.250%, 10/1/17              250      267    5.000%, 10/1/36        1,000    1,033
POWER REVENUE--1.5%                          Riverside County Single                      Modesto Wastewater,
Northern California Power                      Family Series B (GNMA                        Series A
  Agency, Hydroelectric                        Collateralized)                              (AGM Insured)
  Project No.1 Series A                        8.625%, 5/1/16(13)         1,000    1,346    5.000%, 11/1/19          245      273
  (NATL Insured)                               Series A (GNMA                             Mountain View
  5.200%, 7/1/32               330      330    Collateralized)                              Shoreline Regional
Southern California Public                     7.800%, 5/1/21(13)         4,000    5,706    Park Community,
  Power Authority Windy                      Stockton Housing Facility,                     Series A
  Point/Windy Flats                            Series A Pre-refunded                        (NATL Insured)
  Project, Series 1,                           9/20/17 @ 100                                5.500%, 8/1/21         1,000    1,001
  5.000%, 7/1/28               500      558    (GNMA Collateralized)                      Redlands Financing
                                   --------    5.600%, 3/20/28              190      191    Authority,
                                        888                                     --------    Series A (AGM
                                   --------                                       16,169    Insured)
                                                                                --------    5.000%, 9/1/17         1,000    1,012
PRE-REFUNDED--26.9%                                                                       Westlands Water
California Infrastructure &                  TRANSPORTATION REVENUE--3.5%                   District,
  Economic Development                       Alameda Corridor                               Certificates of
  Bank Pre-refunded                            Transportation                               Participation
  7/1/26 @100                                  Authority, Series A                          (NATL Insured)
  (AMBAC Insured)                              (NATL Insured)                               5.250%, 9/1/14           500      545
  5.125%, 7/1/37               500      639    5.125%, 10/1/16              150      151                                 --------
Contra Costa County Home                       5.125%, 10/1/17              125      126                                    6,574
  Mortgage                                   Bay Area Toll Authority,                     ---------------------------------------
  (GNMA Collateralized)                        San Francisco Bay Area                     TOTAL MUNICIPAL TAX-EXEMPT BONDS
  7.500%, 5/1/14 (13)          500      620    Series F-1                                 (IDENTIFIED COST $55,584)        58,846
Cypress Single Family                          5.000%, 4/1/34               500      534  ---------------------------------------
  Residential Mortgage,                        5.125%, 4/1/39               500      534  TOTAL LONG-TERM INVESTMENTS--97.9%
  Series B                                   Los Angeles International                    (IDENTIFIED COST $55,584)        58,846
  (Private Mortgage                            Airport Series A                           ---------------------------------------
  Insurance)                                   5.000%, 5/15/40              500      521
  7.250%, 1/1/12 (13)          200      217  San Diego County Regional                                          SHARES
Duarte Redevelopment                           Airport Authority,                                             ----------
  Agency Single Family                         Series A                                   SHORT-TERM INVESTMENTS--1.5%
  Mortgage, Series A                           5.000%, 7/1/40               250      259
  (FNMA Collateralized)                                                         --------  MONEY MARKET MUTUAL FUNDS--1.5%
  6.875%, 11/1/11 (13)         300      321                                        2,125  BlackRock Liquidity
                                                                                --------    Funds TempFund
                                                                                            Portfolio -
                                                                                            Institutional
                                                                                            Shares (seven-day
                                                                                            effective yield
                                                                                            0.229%)              911,155      911
                                                                                          ---------------------------------------
                                                                                          TOTAL SHORT-TERM INVESTMENTS
                                                                                          (IDENTIFIED COST $911)              911
                                                                                          ---------------------------------------
                                                                                          TOTAL INVESTMENTS--99.4%
                                                                                          (IDENTIFIED COST $56,495)        59,757(1)
                                                                                          Other assets and
                                                                                            liabilities,
                                                                                            net--0.6%                         357
                                                                                                                         --------
                                                                                          NET ASSETS--100.0%             $ 60,114
                                                                                                                         ========

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 50

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

ABBREVIATIONS:

ACA       American Capital Access Financial
          Guarantee Corp.
AGM       Assured Guaranty Municipal Corp.
AMBAC     American Municipal Bond Assurance
          Corporation
FGIC      Financial Guaranty Insurance
          Company
FHA       Federal Housing Authority
FNMA      Federal National Mortgage
          Association ("Fannie Mae")
GNMA      Government National Mortgage
          Association ("Ginnie Mae")
NATL      National Public Finance Guarantee
          Corp.
Priv Mtgs Private Mortgage Insurance
VA        U.S. Department of Veterans
          Affairs
XLCA      XL Capital Assurance

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                      Level 2 -
                                       Total Market      Level 1 -   Significant
                                         Value at         Quoted     Observable
                                    September 30, 2010    Prices       Inputs
                                    ------------------   ---------   -----------
INVESTMENTS IN SECURITIES:
Debt Securities:
  Municipal Tax-Exempt Securities         $58,846           $ --       $58,846
Equity Securities:
  Short-Term Investments                      911            911            --
                                          -------           ----       -------
Total Investments                         $59,757           $911       $58,846
                                          =======           ====       =======

There are no Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 51

                                                  VIRTUS GLOBAL INFRASTRUCTURE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------
COMMON STOCKS--98.8%                         TELECOMMUNICATION SERVICES--CONTINUED        UTILITIES--CONTINUED
                                             Telefonica S.A. Sponsored                    SevernTrent plc
CONSUMER DISCRETIONARY--1.7%                   ADR (Spain)               27,090 $  2,009    (United Kingdom)      24,195 $    498
SES SA (Luxembourg)         50,100 $  1,204  TELUS Corp. (Canada)        29,630    1,317  Southern Co. (The)
                                   --------  Verizon Communications,                        (United States)       21,470      800
                                               Inc. (United States)      51,230    1,670  Tokyo Electric
ENERGY--20.8%                                Vodafone Group plc                             Power Co., Inc.
Enbridge, Inc. (Canada)     88,150    4,610    Sponsored ADR                                (The) (Japan)         30,440      743
Spectra Energy Corp.                           (United Kingdom)         136,160    3,378  Wisconsin Energy
  (United States)          145,510    3,282  Windstream Corp.                               Corp.
TransCanada Corp.                              (United States)           94,870    1,166    (United States)       15,850      916
  (Canada)                  96,120    3,568                                     --------  Xcel Energy, Inc.
Williams Cos., Inc. (The)                                                         21,122    (United States)       36,180      831
  (United States)          152,800    2,920                                     --------                                 --------
                                   --------                                                                                20,640
                                     14,380  UTILITIES--29.9%                             ---------------------------------------
                                   --------  CenterPoint Energy, Inc.                     TOTAL COMMON STOCKS
                                               (United States)           50,590      795  (IDENTIFIED COST $63,108)        68,253
INDUSTRIALS--15.8%                           Centrica plc                                 ---------------------------------------
Abertis Infraestructuras                       (United Kingdom)         270,740    1,376  TOTAL LONG-TERM INVESTMENTS--98.8%
  S.A. Spain)               51,463      959  CMS Energy Corp.                             (IDENTIFIED COST $63,108)        68,253
Atlantia S.p.A. (Italy)     99,206    2,056    (United States)           47,240      851  ---------------------------------------
Ferrovial SA (Spain)        71,980      673  DTE Energy Co.
Fraport AG Frankfurt                           (United States)           13,780      633  SHORT-TERM INVESTMENTS--1.7%
  Airport Services                           E.ON AG (Germany)           22,450      662
  Worldwide (Germany)       23,430    1,425  Energias de Portugal SA                      MONEY MARKET MUTUAL FUNDS--1.7%
Hamburger Hafen Und                            (Portugal)               195,330      670  Dreyfus Cash
  Logistik AG (Germany)     19,990      778  Entergy Corp.                                  Management Fund -
Koninklijke Vopak NV                           (United States)           15,570    1,192    Institutional
  (Netherlands)             43,880    2,094  GDF Suez (France)           30,235    1,082    Shares
Transurban Group                             ITC Holdings Corp.                             (seven-day
  (Australia)              425,120    2,042    (United States)           16,250    1,012    effective
Vinci SA (France)           17,560      880  National Grid plc                              yield 0.210%)      1,158,726    1,159
                                   --------    (United Kingdom)          87,750      744  ---------------------------------------
                                     10,907  NextEra Energy, Inc.                         TOTAL SHORT-TERM INVESTMENTS
                                   --------    (United States)           25,800    1,403  (IDENTIFIED COST $1,159)          1,159
                                             Northeast Utilities                          ---------------------------------------
TELECOMMUNICATION SERVICES--30.6%              (United States)           21,270      629  TOTAL INVESTMENTS--100.5%
American Tower Corp.                         Northwest Natural Gas Co.                    (IDENTIFIED COST $64,267)        69,412(1)
  Class A (United                              (United States)           15,560      738
  States)(2)                35,250    1,807  NSTAR (United States)       20,820      819  Other assets and
AT&T, Inc. (United States) 127,840    3,656  NV Energy, Inc.                                liabilities, net--(0.5)%         (364)
Crown Castle International                     (United States)           52,990      697                                 --------
  Corp. (United States)(2)  37,280    1,646  ONEOK, Inc.                                  NET ASSETS--100.0%             $ 69,048
France Telecom SA                              (United States)           13,570      611                                 ========
  Sponsored ADR (France)    50,820    1,094  Public Service Enterprise
Frontier Communications                        Group, Inc.                                ABBREVIATION:
  Corp. (United States)     92,827      758    (United States)           35,660    1,180  ADR   American Depositary Receipt
Koninklijke KPN N.V                          Questar Corp.
  (Netherlands)             60,680      938    (United States)           25,450      446  COUNTRY WEIGHTINGS as of 9/30/10+
Nippon Telegraph &                           Sempra Energy                                ---------------------------------------
  Telephone Corp. ADR                          (United States)           24,390    1,312  United States
  (Japan)                   33,480      734                                                 (includes short-term investments)  48%
Singapore                                                                                 Canada                               14
  Telecommunications Ltd.                                                                 United Kingdom                        9
  (Singapore)              397,400      949                                               Spain                                 5
                                                                                          France                                4
                                                                                          Germany                               4
                                                                                          Netherlands                           4
                                                                                          Other                                12
                                                                                          ---------------------------------------
                                                                                          Total                               100%
                                                                                          ---------------------------------------
                                                                                          +  % of total investments as of
                                                                                             September 30, 2010
                                                                                          ---------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                Total Market      Level 1 -
                                  Value at         Quoted
                             September 30, 2010    Prices
                             ------------------   ---------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                    $68,253         $68,253
  Short-Term Investments             1,159           1,159
                                   -------         -------
Total Investments                  $69,412         $69,412
                                   =======         =======

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 52

                                                  VIRTUS GLOBAL OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------
COMMON STOCKS--99.5%                         HEALTH CARE--10.9%                           SECURITIES LENDING COLLATERAL--2.8%
                                             Abbott Laboratories                          Dreyfus Cash
CONSUMER DISCRETIONARY--6.0%                   (United States)           47,392 $  2,476    Advantage Fund -
Hero Honda Motors Ltd.                       Becton, Dickinson & Co.                        Institutional
  (India)                   10,200 $    422    (United States)           13,810    1,023    Shares (seven-day
John Wiley & Sons, Inc.                      BioMerieux (France)          8,400      870    effective yield
  Class A (United States)   14,050      574  Covidien plc (Ireland)      24,200      973    0.250%)(15)        1,706,000 $  1,706
McDonald's Corp.                             Novo Nordisk A/S Class B                     ---------------------------------------
  (United States)           36,089    2,689    (Denmark)                 13,263    1,316  TOTAL SECURITIES LENDING COLLATERAL
Norstar Founders Group                                                          --------  (IDENTIFIED COST $1,706)          1,706
  Ltd.                                                                             6,658  ---------------------------------------
  (Cayman                                                                       --------  TOTAL INVESTMENTS--102.9%
  Islands)(2)(6)(8)        272,000        0                                               (IDENTIFIED COST $50,240)        62,952(1)
                                   --------  INDUSTRIALS--3.0%
                                      3,685  Bharat Heavy Electricals                     Other assets and liabilities,
                                   --------    Ltd.                                         net--(2.9)%                    (1,764)
                                               (India)                   22,070    1,217                                 --------
CONSUMER STAPLES--39.9%                      Capita Group plc (The)                       NET ASSETS--100.0%             $ 61,188
Altria Group, Inc.                             (United Kingdom)          50,038      618                                 ========
  (United States)           38,210      918                                     --------
British American Tobacco                                                           1,835  COUNTRY WEIGHTINGS as of 9/30/10+
  plc                                                                           --------  ---------------------------------------
  (United Kingdom)(10)     114,009    4,252                                               United States (includes
Coca-Cola Co. (The)                          INFORMATION TECHNOLOGY--23.5%                  short-term investments)            53%
  (United States)           46,932    2,746  Apple, Inc.                                  India                                16
Costco Wholesale Corp.                         (United States)(2)        11,200    3,178  United Kingdom                       16
  (United States)            7,625      492  Cognizant Technology                         Brazil                                3
Imperial Tobacco Group plc                   Solutions Corp. Class A                      Switzerland                           3
  (United Kingdom)          80,324    2,394    (United States)(2)        25,225    1,626  Canada                                2
ITC Ltd. (India)           256,610    1,018  Dolby Laboratories, Inc.                     Denmark                               2
Mead Johnson Nutrition Co.                     Class A                                    Other                                 5
  (United States)           34,056    1,938    (United States)(2)(14)    17,500      994  ---------------------------------------
Nestle India Ltd. (India)   12,325      928  Google, Inc. Class A                         Total                               100%
Nestle S.A. Registered                         (United States)(2)         4,813    2,531  ---------------------------------------
  Shares                                     MasterCard, Inc. Class A                     + % of total investments as of
  (Switzerland)             35,538    1,893    (United States)            8,985    2,013    September 30, 2010
Philip Morris                                Microsoft Corp.                              ---------------------------------------
  International,                               (United States)           46,750    1,145
  Inc. (United States)      76,135    4,265  Redecard SA (Brazil)        69,829    1,090
Reckitt Benckiser Group                      Visa, Inc. Class A
  plc                                          (United States)(14)       24,421    1,814
  (United Kingdom)          24,724    1,360                                     --------
Tesco plc (United Kingdom) 169,383    1,128                                       14,391
Woolworths Ltd.                              -------------------------------------------
  (Australia)               38,337    1,069  TOTAL COMMON STOCKS
                                   --------  (IDENTIFIED COST $48,188)            60,900
                                     24,401  -------------------------------------------
                                   --------  TOTAL LONG-TERM INVESTMENTS--99.5%
                                             (IDENTIFIED COST $48,188)            60,900
ENERGY--4.4%                                 -------------------------------------------
Canadian Natural Resources
  Ltd. (Canada)             44,920    1,554  SHORT-TERM INVESTMENTS--0.6%
Exxon Mobil Corp.
  (United States)           18,600    1,149  MONEY MARKET MUTUAL FUNDS--0.6%
                                   --------    Dreyfus Cash Management
                                      2,703    Fund - Institutional
                                   --------    Shares (seven-day
                                               effective yield 0.210%)  345,669      346
FINANCIALS--11.8%                            -------------------------------------------
CETIP SA - Balcao                            TOTAL SHORT-TERM INVESTMENTS
Organizado de Ativos e                       (IDENTIFIED COST $346)                  346
  Derivativos                                -------------------------------------------
  (Brazil)(2)               58,942      575
HDFC Bank Ltd. (India)      64,040    3,548
Housing Development
  Finance Corp. (India)    190,275    3,104
                                   --------
                                      7,227
                                   --------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 53

                                                  VIRTUS GLOBAL OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

(reported in thousands)

At September 30, 2010, the Fund had entered into forward currency contracts as follows:

   Contracts  In Exchange                Settlement           Unrealized
  to Receive      for      Counterparty    Date       Value  Appreciation
  ----------  -----------  ------------  ----------  ------  ------------
  BRL    685  USD     370    Citibank     12/02/10    $399       $29
  CAD    823  USD     788    Citibank     11/30/10     799        11
  CHF    426  USD     389    Citibank     11/19/10     434        45
  EUR    202  USD     272    Citibank      2/14/11     275         3
                                                                 ---
                                                                 $88
                                                                 ===

                                                               Unrealized
   Contracts  In Exchange                Settlement           Appreciation
    to Sell       for      Counterparty    Date       Value  (Depreciation)
  ----------  -----------  ------------  ----------  ------  -------------
  BRL    160  USD      84    Citibank     12/02/10   $   93      $  (9)
  BRL    266  USD     140    Citibank     12/02/10      155        (15)
  BRL    260  USD     137    Citibank     12/02/10      152        (15)
  CAD    823  USD     782    Citibank     11/30/10      799        (17)
  CHF    426  USD     372    Citibank     11/19/10      434        (62)
  EUR    202  USD     262    Citibank      2/14/11      275        (13)
  GBP  2,333  USD   3,662    Citibank      2/14/11    3,661          1
                                                                 -----
                                                                  (130)
                                                                 -----
                                                                 $ (42)
                                                                 =====

FOREIGN CURRENCIES:
BRL  Brazilian Real
CAD  Canadian Dollar
CHF  Swiss Franc
EUR  European Currency Unit
GBP  United Kingdom Pound Sterling
USD  United States Dollar

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                 Level 2 -     Level 3 -
                                     Total Value     Level 1 -  Significant  Significant
                                        at             Quoted    Observable  Unobservable
                                 September 30, 2010    Prices      Inputs       Inputs
                                 ------------------  ---------  -----------  ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                       $60,900         $60,900      $ --          $ 0+
  Securities Lending Collateral         1,706           1,706        --           --
  Short-Term Investments                  346             346        --           --
                                      -------         -------      ----          ---
Total Investments                     $62,952         $62,952      $ --          $ 0+
                                      =======         =======      ====          ===
Other Financial Instruments:
  Forward Currency Contracts(a)       $   (42)        $    --      $(42)         $--
                                      =======         =======      ====          ===

(a)  Valued at the unrealized appreciation (depreciation) on the investment.
+    Level 3 Common Stock valued at zero at beginning and end of period.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 54

                                              VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------
COMMON STOCKS--96.7%                         OFFICE REITS--CONTINUED                      RESIDENTIAL
                                             Corporate Office                               REITS--CONTINUED
DIVERSIFIED REITS--12.0%                       Properties                                 AvalonBay
Beni Stabili SpA                               Trust (United States)        813 $     30    Communities, Inc.
  (Italy)(2)                   978 $      1  Derwent London plc                             (United States)          410 $     43
BGP Holdings plc                               (United Kingdom)             950       23  Boardwalk Real
  (Australia)(2)(6)(8)      13,566        0  Digital Realty Trust, Inc.                     Estate Investment
British Land Co. plc                           (United States)            1,174       72    Trust
  (United Kingdom)           5,630       41  Duke Realty Corp.                              (Canada)                 456       21
Canadian Real Estate                           (United States)              685        8  BRE Properties,
  Investment Trust                           Great Portland Estates plc                     Inc.
  (Canada)                     960       29    (United Kingdom)           3,421       18    (United States)          186        8
Cominar Real Estate                          ING Office Fund                              Equity Lifestyle
  Investment Trust                             (Australia)               48,608       28    Properties,
  (Canada)                     835       18  Japan Prime Realty                             Inc.
Dexus Property Group                           Investment Corp. (Japan)       9       20    (United States)          469       25
  (Australia)               49,140       41  Japan Real Estate                            Equity Residential
First Capital Realty, Inc.                     Investment Corp. (Japan)       3       27    (United States)        2,273      108
  (Canada)                   1,085       16  Kilroy Realty Corp.                          Essex Property
Fonciere Des Regions                           (United States)              432       14    Trust, Inc.
  (France)                     174       18  Mack-Cali Realty Corp.                         (United States)          314       34
GPT Group (Australia)       10,700       30    (United States)              634       21  Home Properties,
Kenedix Realty Investment                    Nippon Building Fund, Inc.                     Inc.
  Corp. (Japan)                  6       23    (Japan)                        3       26    (United States)          263       14
Land Securities Group plc                    Nomura Real Estate Office                    UDR, Inc.
  (United Kingdom)           6,125       62    Fund, Inc. (Japan)             2       11    (United States)        1,429       30
Liberty Property Trust                       SL Green Realty Corp.                                                       --------
  (United States)              653       21    (United States)              556       35                                      333
Mapletree Logistics Trust                    Societe Immobiliere de                                                      --------
  (Singapore)               13,455        9    Location Pour
Vornado Realty Trust                           L'industrie Et Le                          RETAIL REITS--30.4%
  (United States)            1,205      103    Commerce (France)            220       28  CapitaMall Trust
                                   --------                                     --------    (Singapore)            2,450        4
                                        412                                          559  CFS Retail Property
                                   --------                                     --------    Trust
                                                                                            (Australia)(8)         6,200       11
INDUSTRIAL REITS--3.6%                       REAL ESTATE OPERATING COMPANIES--9.0%        Corio N.V.
AMB Property Corp.                           AEON Mall Co., Ltd.                            (Netherlands)            761       52
  (United States)              991       26    (Japan)                    1,370       33  Developers
Ascendas Real Estate                         Brookfield Properties                          Diversified
Investment Trust                               Corp.                                        Realty Corp.
  (Singapore)               14,800       25    (Canada)                   3,325       52    (United States)        2,524       28
Goodman Group                                Brookfield Properties                        Eurocommercial
  (Australia)               74,000       46    Corp.                                        Properties N.V.
SEGRO plc                                      (United States)              355        6    (Italy)                  580       27
  (United Kingdom)           6,505       28  Castellum AB (Sweden)        2,125       28  Federal Realty
                                   --------  Citycon Oyj (Finland)        4,675       20    Investments
                                        125  GAGFAH S.A. (Germany)        2,075       17    Trust
                                   --------  Hongkong Land Holdings                         (United States)          383       31
                                               Ltd. (Bermuda)            11,500       71  Hammerson plc
OFFICE REITS--16.3%                          Iguatemi Empresa de                            (United Kingdom)       5,040       31
Alexandria Real Estate                         Shopping Centers SA                        Kimco Realty Corp.
  Equities, Inc.                               (Brazil)                     680       15    (United States)        3,490       55
  (United States)              386       27  Multiplan Empreendimentos                    Klepierre (France)       1,520       59
Allied Properties Real                         Imobiliarios SA (Brazil)     345        7  Link (The)
  Estate Investment Trust                    Norwegian Property ASA                         (Hong Kong)           14,004       42
  (Canada)                     400        9    (Norway)(2)                9,900       17  Macerich Co. (The)
BioMed Realty Trust, Inc.                    PSP Swiss Property AG                          (United States)        1,088       47
  (United States)            1,270       23    (Switzerland)(2)             240       18  Regency Centers
Boston Properties, Inc.                      Safestore Holdings plc                         Corp.
  (United States)              993       83    (United Kingdom)          12,776       25    (United States)          200        8
CapitaCommercial Trust                                                          --------  RioCan Real Estate
  (Singapore)               16,000       18                                          309    Investment Trust
Champion Reit                                                                   --------    (Canada)               2,232       50
  (Hong Kong)               50,418       26                                               Simon Property
Commonwealth Property                        RESIDENTIAL REITS--9.7%                        Group, Inc.
  Office Fund                                American Campus                                (United States)        2,156      200
  (Australia)               13,000       12    Communities, Inc.                          Tanger Factory
                                               (United States)              888       27    Outlet
                                             Apartment Investment &                         Centers
                                               Management Co.                               (United States)          405       19
                                               Class A (United States)    1,075       23  Taubman Centers,
                                                                                            Inc.
                                                                                            (United States)          460       21
                                                                                          Unibail-Rodamco
                                                                                            (France)(2)              668      148
                                                                                          Weingarten Realty
                                                                                            Investors
                                                                                            (United States)        1,570       34
                                                                                          Westfield Group
                                                                                            (Australia)           14,800      175
                                                                                                                         --------
                                                                                                                            1,042
                                                                                                                         --------

                                                                                          SPECIALIZED REITS--15.7%
                                                                                          Big Yellow Group
                                                                                            plc
                                                                                            (United Kingdom)       4,730       24
                                                                                          Entertainment
                                                                                            Properties
                                                                                            Trust
                                                                                            (United States)          598       26
                                                                                          Extra Space
                                                                                            Storage, Inc.
                                                                                            (United States)        1,949       32
                                                                                          HCP, Inc.
                                                                                            (United States)        1,734       62

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 55

                                              VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES  VALUE                                 SHARES  VALUE     ABBREVIATION:
                           ------- ------                                ------- ------     REIT  Real Estate Investment Trust
SPECIALIZED REITS--CONTINUED                  RIGHTS--0.0%
Health Care REIT, Inc.                                                                      FOREIGN CURRENCIES:
  (United States)            1,333 $   63     DIVERSIFIED REITS--0.0%                       EUR   European Currency Unit
Host Hotels & Resorts, Inc.                   Mapletree Logistics Trust                     SGD   Singapore Dollar
  (United States)            5,738     83       Exercise price 0.815 SGD
LaSalle Hotel Properties                        exp. 10/8/10(2)(8)         1,076 $   --(16) COUNTRY WEIGHTINGS as of 9/30/10+
  (United States)            1,045     25     -----------------------------------------     ----------------------------------------
Nationwide Health                             TOTAL RIGHTS                                  United States (includes short-term
  Properties,                                 (IDENTIFIED COST $0)                   --       investments)                       54%
  Inc. (United States)       1,115     43     -----------------------------------------     Australia                            10
Public Storage (United                        TOTAL LONG-TERM INVESTMENTS--96.7%            France                                7
  States)                      940     91     (IDENTIFIED COST $2,212)            3,321     United Kingdom                        7
Starwood Hotels & Resorts                     -----------------------------------------     Canada                                6
  Worldwide, Inc.                                                                           Japan                                 4
  (United States)              300     16     SHORT-TERM INVESTMENTS--3.2%                  Bermuda                               2
Sunstone Hotel Investors, Inc.                                                              Other                                10
  (United States)(2)         1,110     10     MONEY MARKET MUTUAL FUNDS--3.2%               ----------------------------------------
Ventas, Inc.                                  Dreyfus Cash                                  Total                               100%
  (United States)            1,268     66       Management Fund -                           ----------------------------------------
                                   ------       Institutional Shares                        +  % of total investments as of
                                      541       (seven-day effective                           September 30, 2010
-----------------------------------------       yield 0.210%)            109,959    110     ----------------------------------------
TOTAL COMMON STOCKS                           -----------------------------------------
(IDENTIFIED COST $2,212)            3,321     TOTAL SHORT-TERM INVESTMENTS
-----------------------------------------     (IDENTIFIED COST $110)                110
                                              -----------------------------------------
WARRANTS--0.0%
                                              TOTAL INVESTMENTS--99.9%
DIVERSIFIED REITS--0.0%                       (IDENTIFIED COST $2,322)            3,431(1)
Fonciere Des Regions
  Strike price 65.00 EUR                      Other assets and
  exp. 12/31/10(2)              10     --(16)   liabilities, net--0.1%                1
                                                                                 ------
-----------------------------------------     NET ASSETS--100.0%                 $3,432
TOTAL WARRANTS                                                                   ======
(IDENTIFIED COST $0)                   --
-----------------------------------------

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                                           Level 3 -
                                                Total Value           Level 1 -          Significant
                                                    at                  Quoted           Unobservable
                                            September 30, 2010          Prices              Inputs
                                            ------------------        ---------          ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                                   $3,321               $3,321               $  0(b)
  Warrants                                            --(a)                --(a)              --
  Rights                                              --(a)                --                 --(a)
  Short-Term Investments                             110(a)               110                 --
                                                  ------               ------               ----
Total Investments                                 $3,431               $3,431               $ --(a)
                                                  ======               ======               ====

There are no Level 2 (significant observable inputs) priced securities.

(a) Amount is less than $500.
(b) Level 3 Common Stock valued at zero at the beginning and end of the period.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 56

                                           VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)
                            SHARES  VALUE                                SHARES   VALUE                               SHARES  VALUE
                           ------- --------                             ------- --------                             ------- -------
COMMON STOCKS--96.5%                         CONSUMER STAPLES--CONTINUED                  INDUSTRIALS--10.2%
                                             Unilever Indonesia Tbk PT                    Beijing Enterprises Holdings
CONSUMER DISCRETIONARY--7.7%                   (Indonesia)               89,200 $    168    Ltd. (China)              23,075 $   164
BEC World plc (Thailand)    54,700 $     70  Unilever Pakistan Ltd.                       Bharat Electronics Ltd.
Billabong International Ltd.                   (Pakistan)                 1,900       89    (India)                    2,067      80
  (Australia)               11,805       91  Want Want China Holdings                     Bharat Heavy Electricals Ltd.
Cox & Kings India Ltd.                         Ltd. (China)              91,100       85    (India)                    2,200     121
  (India)                    7,600       96  Woolworths Ltd. (Australia) 11,023      307  Jain Irrigation Systems Ltd.
Genting Malaysia Bhd                         Zhongpin, Inc. (China)(2)    4,845       79    (India)                    3,900     103
  (Malaysia)                99,600      109                                     --------  Jardine Matheson Holdings
Hero Honda Motors Ltd.                                                             3,744    Ltd. (Hong Kong)           2,800     127
  (India)                    3,200      132                                     --------  Jardine Strategic Holdings Ltd.
Jubilant Foodworks Ltd.                                                                     (Bermuda)                  2,700      72
  (India)(2)                   900       10  ENERGY--2.4%                                 Keells (John) Holdings plc
Kangwon Land, Inc. (Korea)   7,940      173  CNOOC Ltd. (Hong Kong)      44,996       87    (Sri Lanka)               37,700     111
Super Cheap Auto Group                       Oil & Gas Development Co.,                   Singapore Airport Terminal
  Ltd. (Australia)          19,508      123    Ltd. (Pakistan)           36,600       62    Services Ltd. (Singapore) 32,400      70
Woongjin Thinkbig Co., Ltd.                  PTT Exploration & Production                 Singapore Post Ltd.
  (South Korea)              1,920       42    plc (Thailand)            22,000      112    (Singapore)               93,500      87
                                   --------                                     --------  Taiwan Secom Co., Ltd.
                                        846                                          261    (Taiwan)                  45,000      77
                                   --------                                     --------  UGL Ltd. (Australia)         6,900      99
                                             FINANCIALS--22.0%                                                               -------
CONSUMER STAPLES--34.2%                      Axis Bank Ltd. (India)       1,100       38                                       1,111
AmorePacific Corp.                           Bank Rakyat Indonesia                                                           -------
  (South Korea)                164      165    (Indonesia)               31,700       35
British American Tobacco                     Commercial Bank of Ceylon                    INFORMATION TECHNOLOGY--6.5%
  Bangladesh Co., Ltd.                         plc (Sri Lanka)           42,350      107  Baidu.com, Inc. Sponsored
  (Bangladesh)              14,700      148  CRISIL Ltd. (India)            217       29    ADR (China)(2)             1,485     153
British American Tobacco                     Delta Brac Housing Finance                   Financial Technologies India
  Bhd (Malaysia)             7,800      123    Corp., Ltd. (Bangladesh)   2,200       89    Ltd. (India)               2,700      69
Ceylon Tobacco Co., Ltd.                     Gruh Finance Ltd. (India)   14,300      132  NetEase.Com, Inc. ADR
  (Sri Lanka)(8)            36,000      116  Hatton National Bank plc                       (China)(2)                 4,751     187
Coca-Cola Amatil Ltd.                          (Sri Lanka)               17,060       59  NHN Corp. (Korea)(2)           671     115
  (Australia)               20,527      238  HDFC Bank Ltd. (India)(10)   9,920      549  Taiwan Semiconductor
Colgate Palmolive India Ltd.                 Hong Kong Exchanges &                          Manufacturing Co., Ltd.
  (India)                    5,100       99    Clearing Ltd. (Hong Kong)  4,071       80    (Taiwan)                  63,000     125
Dabur India Ltd. (India)    38,200       92  Housing Development                          Tencent Holdings Ltd.
Dairy Farm International                       Finance Corp. (India)     29,594      483    (China)                    2,600      57
  Holdings Ltd. (Hong Kong) 13,100      100  Infrastructure Development                                                      -------
Distilleries Co. of Sri                        Finance Co., Ltd. (India) 31,900      144                                         706
  Lanka Ltd. (Sri Lanka)    77,500      124  Jammu & Kashmir Bank Ltd.                                                       -------
Gudang Garam Tbk PT                            (India)                    7,800      140
  (Indonesia)                9,900       57  Mahindra & Mahindra                          MATERIALS--4.8%
Guinness Anchor Bhd                            Financial Services (India) 6,100       88  Asian Paints Ltd. (India)    1,800     107
  (Malaysia)                33,335       90  MCB Bank Ltd. (Pakistan)     7,637       17  Engro Corp., Ltd.
Hengan International Group                   QBE Insurance Group Ltd.                       (Pakistan)                22,400      45
  Co., Ltd. (China)         22,800      227    (Australia)(14)           12,826      214  Fauji Fertilizer Co., Ltd.
ITC Ltd. (India)            99,175      394  Shriram Transport Finance                    (Pakistan)                  45,500      55
LG Household & Health Care                     Co., Ltd. (India)          7,400      128  Semen Gresik (Persero)
  Ltd. (Korea)                 300      111  Yes Bank Ltd. (India)       10,200       79    Tbk PT (Indonesia)       229,300     255
Marico Bangladesh Ltd.                                                          --------  Yingde Gases Group Co., Ltd.
  (Bangladesh)               8,250       82                                        2,411    (China)(2)                65,770      62
Nestle India Ltd. (India)    3,800      286                                     --------                                     -------
Nestle Malaysia Bhd                                                                                                              524
  (Malaysia)                 6,200       84  HEALTH CARE--5.2%                                                               -------
Nestle Pakistan Ltd.                         Cipla Ltd. (India)           9,820       70
  (Pakistan)                 3,695       81  Kalbe Farma Tbk PT                           TELECOMMUNICATION SERVICES--1.9%
Pakistan Tobacco Co., Ltd.                     (Indonesia)              186,200       53  Philippine Long Distance
  (Pakistan)(8)            127,772      165  Lupin Ltd. (India)          10,500       91    Telephone Co. Sponsored
Thai Beverage plc                            ResMed, Inc. (United                           ADR (Philippines)          2,260     135
  (Thailand)               350,500       73    States)(2)                79,591      260  Telekomunikasi Indonesia
Tsingtao Brewery Co., Ltd.                   Sun Pharmaceutical                             Tbk PT (Indonesia)        72,801      75
  (China)                   28,000      161    Industries Ltd. (India)    2,000       90                                     -------
                                                                                --------                                         210
                                                                                     564                                     -------
                                                                                --------
                                                                                          UTILITIES--1.6%
                                                                                          China Resources Gas Group
                                                                                            Ltd. (Bermuda)(8)         34,300      51


            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 57

                                           VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE
                           ------- --------
UTILITIES--CONTINUED                            At September 30, 2010, the Fund had entered into forward currency contracts as
HongKong Electric Holdings Ltd.                 follows (reported in thousands):
  (Hong Kong)               16,000 $     97
NTPC Ltd. (India)            5,400       26     Contracts      In Exchange                       Settlement              Unrealized
                                   --------     to Receive        for          Counterparty         Date        Value   Appreciation
                                        174     ----------     -----------     ------------      ----------     -----   ------------
-------------------------------------------     AUD    465       USD   420       Citibank         11/18/10       $447       $27
TOTAL COMMON STOCKS                             INR  4,686       USD   100       Citibank         11/18/10        103         3
(IDENTIFIED COST $8,140)             10,551     INR  4,357       USD    93       Citibank         11/18/10         96         3
-------------------------------------------     INR  8,943       USD   189       Citibank         11/18/10        197         8
                                                INR  6,393       USD   137       Citibank         11/18/10        141         4
MUTUAL FUNDS--0.6%                                                                                                          ---
Macquarie Korea                                                                                                             $45
  Infrastructure Fund       14,650       62                                                                                 ===
-------------------------------------------
TOTAL MUTUAL FUNDS                                                                                                Unrealized
(IDENTIFIED COST $57)                    62      Contracts    In Exchange                   Settlement           Appreciation
-------------------------------------------       to Sell         for        Counterparty      Date      Value   (Depreciation)
TOTAL LONG-TERM INVESTMENTS--97.1%              ----------    -----------    ------------   ----------   -----   -------------
(IDENTIFIED COST $8,197)             10,613     AUD    342    USD     299      Citibank      11/18/10     $329      $(30)
-------------------------------------------     AUD    123    USD     102      Citibank      11/18/10      118       (16)
                                                INR 17,722    USD     383      Citibank      11/18/10      391        (8)
SHORT-TERM INVESTMENTS--1.3%                    INR  6,657    USD     145      Citibank      11/18/10      147        (2)
                                                                                                                    ----
MONEY MARKET MUTUAL FUNDS--1.3%                                                                                      (56)
Dreyfus Cash Management                                                                                             ----
  Fund - Institutional                                                                                              $(11)
  Shares (seven-day                                                                                                 ====
  effective yield 0.210%)  138,968      139
-------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                    FOREIGN CURRENCIES:
(IDENTIFIED COST $139)                  139     AUD  Australian Dollar
-------------------------------------------     INR  Indian Rupee
                                                USD  United States Dollar
SECURITIES LENDING COLLATERAL--0.0%
Dreyfus Cash Advantage                          The following table provides a summary of inputs used to value the Fund's net assets
  Fund - Institutional Shares                   as of September 30, 2010 (see Security Valuation Note 2A in the Notes to Financial
  (seven-day effective                          Statements).
  yield 0.250%)(15)          4,000        4
-------------------------------------------                                                                  Level 2 -    Level 3 -
TOTAL SECURITIES LENDING COLLATERAL                                              Total Value     Level 1 -  Significant  Significant
(IDENTIFIED COST $4)                      4                                           at           Quoted    Observable Unobservable
-------------------------------------------                                  September 30, 2010    Prices      Inputs      Inputs
TOTAL INVESTMENTS--98.4%                                                     ------------------  ---------  ----------- ------------
(IDENTIFIED COST $8,340)             10,756(1)  INVESTMENTS IN SECURITIES:
                                                Equity Securities:
Other assets and                                  Common Stocks                     $10,551       $10,297      $ --        $254
  liabilities, net--1.6%                177       Mutual Funds                           62            62        --          --
                                   --------       Securities Lending
NET ASSETS--100.0%                 $ 10,933         Collateral                            4             4        --          --
                                   ========       Short-Term Investments                139           139        --          --
                                                                                    -------       -------      ----        ----
ABBREVIATION:                                   Total Investments                   $10,756       $10,502      $ --        $254
ADR   American Depositary Receipt                                                   =======       =======      ====        ====
                                                Other Financial Instruments:
COUNTRY WEIGHTINGS as of 9/30/10+                 Forward Currency
--------------------------------------------      Contracts(a)                      $   (11)      $    --      $(11)       $ --
India                                    34%                                        =======       =======      ====        ====
China                                    11
Australia                                10     (a) Valued at the unrealized appreciation (depreciation) on the investment.
Indonesia                                 6
Pakistan                                  5     The following is a reconciliation of assets of the Fund, for Level 3 investments for
Sri Lanka                                 5     which significant unobservable inputs were used to determine fair value:
Malaysia                                  4
Other                                    25                                                        Common Stocks
--------------------------------------------                                                       -------------
Total                                   100%    BALANCE AS OF SEPTEMBER 30, 2009:                      $ --
--------------------------------------------      Accrued discounts (premiums)                           --
+ % of total investments as of                    Realized gain (loss)                                   --
  September 30, 2010                              Change in unrealized appreciation (depreciation)       --
--------------------------------------------      Net purchases (sales)                                  --
                                                  Transfers in and/or out of Level 3(a)                 254
                                                                                                       ----
                                                BALANCE AS OF SEPTEMBER 30, 2010:                      $254
                                                                                                       ====

                                                (a) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF SEPTEMBER 30, 2010,
                                                    FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM
                                                    THE BEGINNING TO THE END OF THE PERIOD.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 58

                                             VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------
COMMON STOCKS--101.1% CONSUMER               HEALTH CARE--17.2%                           SHORT-TERM INVESTMENTS--1.9%
CONSUMER DISCRETIONARY--6.7%                 BioMerieux (France)            772   $   80
Domino's Pizza plc                           Cie Generale D'optique                       MONEY MARKET MUTUAL FUNDS--1.9%
  (United Kingdom)          19,930   $  147    Essilor International SA
Dunelm Group plc                               (France)                   1,734      119  Dreyfus Cash
  (United Kingdom)           7,732       47  Covidien plc (Ireland)       3,462      139    Management Fund -
Pearson plc                                  Fresenius Medical Care                         Institutional
  (United Kingdom)           5,658       88    AG & Co. KGaA                                Shares (seven-day
SES SA (Luxembourg)          2,051       49    (Germany)                  1,630      101    effective yield
                                   --------  Novartis AG Registered                         0.210%)               92,179 $     92
                                        331    Shares (Switzerland)       1,178       68  ---------------------------------------
                                   --------  Novo Nordisk A/S Class B                     TOTAL SHORT-TERM INVESTMENTS
                                               (Denmark)                  1,744      173  (IDENTIFIED COST $92)                92
CONSUMER STAPLES--36.3%                      Roche Holding AG Registered                  ---------------------------------------
British American Tobacco                       Shares (Switzerland)         641       88  SECURITIES LENDING COLLATERAL--0.0%
  plc (United Kingdom)(10)   6,548      244  Synthes, Inc. (Switzerland)    686       79  Dreyfus Cash
Colruyt SA (Belgium)           382      101                                     --------    Advantage Fund -
Diageo plc                                                                           847    Institutional
  (United Kingdom)           7,944      137                                     --------    Shares (seven-day
Imperial Tobacco Group plc                                                                  effective yield
  (United Kingdom)           8,040      240  INDUSTRIALS--16.1%                             0.250%)(15)            1,000        1
Lindt & Spruengli AG                         Andritz AG (Austria)           795       56  ---------------------------------------
(Switzerland)                   11       26  Bunzl plc (United Kingdom)   5,775       69  TOTAL SECURITIES LENDING COLLATERAL
Nestle S.A. Registered                       Bureau Veritas SA (France)   1,699      119  (IDENTIFIED COST $1)                  1
  Shares (Switzerland)       4,393      234  Capita Group plc (The)                       ---------------------------------------
Philip Morris                                  (United Kingdom)           9,739      120  TOTAL INVESTMENTS--103.0%
  International, Inc.                        Cobham plc (United Kingdom) 17,800       64  (IDENTIFIED COST $3,982)          5,063(1)
  (United States)            4,529      254  De La Rue plc                                Other assets and
Reckitt Benckiser Group                        (United Kingdom)           5,260       54    liabilities, net--(3.0)%         (150)
  plc (United Kingdom)       2,865      158  Elbit Systems Ltd. (Israel)  1,030       55                                 --------
SABMiller plc                                G4S plc (United Kingdom)    29,949      120  NET ASSETS--100.0%             $  4,913
  (United Kingdom)           2,786       89  Rational AG (Germany)          279       59                                 ========
Tesco plc                                    Vossloh AG (Germany)           705       75
  (United Kingdom)          28,754      191                                     --------  COUNTRY WEIGHTINGS as of 9/30/10+
Unilever N.V.                                                                        791  ----------------------------------------
  (Netherlands)(14)          3,619      108                                     --------  United Kingdom                       42%
                                   --------                                               France                               12
                                      1,782  INFORMATION                                  Switzerland                          10
                                   --------  TECHNOLOGY--2.5%                             Germany                               9
                                             Accenture plc Class A                        United States (includes short-term
ENERGY--4.7%                                   (Ireland)                  2,947      125    investments and securities lending
BG Group plc                                                                    --------    collateral)                         7
  (United Kingdom)           3,008       53                                               Ireland                               5
Core Laboratories N.V.                       MATERIALS--2.3%                              Netherlands                           4
  (Netherlands)              1,104       97  Air Liquide SA (France)        932      114  Other                                11
Total SA (France)            1,554       80                                     --------  ----------------------------------------
                                   --------                                               Total                               100%
                                        230  UTILITIES--2.5%                              ----------------------------------------
                                   --------  Scottish & Southern Energy
                                               plc (United Kingdom)       4,775       84  +  % of total investments as of September
FINANCIALS--12.8%                            Terna Rete Elettrica                            30, 2010
Admiral Group plc                              Nazionale S.p.A. (Italy)   9,157       39  -----------------------------------------
  (United Kingdom)           2,125       56                                     --------
Amlin plc (United Kingdom)  13,916       88                                          123
CNP Assurances (France)      4,422       82  -------------------------------------------
Deutsche Boerse AG                           TOTAL COMMON STOCKS
  (Germany)                  1,147       76  (IDENTIFIED COST $3,889)              4,970
Muenchener                                   -------------------------------------------
  Rueckversicherungs-                        TOTAL LONG-TERM INVESTMENTS--101.1%
  Gesellschaft AG                            (IDENTIFIED COST $3,889)              4,970
  Registered Shares                          -------------------------------------------
  (Germany)                    937      130
Reinet Investments SCA
  (Luxembourg)(2)            5,022       84
Standard Chartered plc
  (United Kingdom)           3,855      111
                                   --------
                                        627
                                   --------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 59

                                             VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

(reported in thousands)

At September 30, 2010, the Fund had entered into forward currency contracts as follows (reported in thousands):

                                                                                         Unrealized
                        Contracts   In Exchange                  Settlement             Appreciation
                       to Receive       for       Counterparty      Date       Value   (Depreciation)
                       ----------   -----------   ------------   ----------   ------   --------------
                       CHF    223   USD     207     Citibank      12/10/10      $227        $  20
                       CHF    222   USD     196     Citibank      12/10/10       226           30
                       EUR    415   USD     564     Citibank       2/14/11       565            1
                       EUR    265   USD     336     Citibank      12/10/10       361           25
                       EUR    474   USD     624     Citibank      12/10/10       646           22
                       EUR    213   USD     263     Citibank      12/10/10       290           27
                       GBP    543   USD     863     Citibank      11/04/10       853          (10)
                       GBP    210   USD     318     Citibank      11/04/10       330           12
                       GBP    327   USD     484     Citibank      11/04/10       513           29
                       GBP     24   USD      34     Citibank      11/04/10        37            3
                                                                                            -----
                                                                                            $ 159
                                                                                            =====

                                                                                         Unrealized
                        Contracts   In Exchange                  Settlement             Appreciation
                         to Sell        for       Counterparty      Date       Value   (Depreciation)
                       ----------   -----------   ------------   ----------   ------   --------------
                       CHF    111   USD     100     Citibank      12/10/10    $  113        $ (13)
                       CHF    334   USD     288     Citibank      12/10/10       340          (52)
                       EUR    415   USD     539     Citibank       2/14/11       565          (26)
                       EUR    952   USD   1,137     Citibank      12/10/10     1,297         (160)
                       GBP    537   USD     843     Citibank       2/14/11       843           --*
                       GBP    606   USD     928     Citibank      11/04/10       952          (24)
                       GBP    497   USD     734     Citibank      11/04/10       781          (47)
                                                                                            -----
                                                                                             (322)
                                                                                            -----
                                                                                            $(163)
                                                                                            =====

FOREIGN CURRENCIES:
CHF   Swiss Franc
EUR   European Currency Unit
GBP   United Kingdom Pound Sterling
USD   United States Dollar

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                     Level 2 -
                                      Total Value      Level 1 -    Significant
                                          at             Quoted      Observable
                                  September 30, 2010     Prices        Inputs
                                  ------------------   ----------   ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                         $4,970           $4,970        $  --
  Securities Lending Collateral              1                1           --
  Short-Term Investments                    92               92           --
                                        ------           ------        -----
Total Investments                       $5,063           $5,063        $  --
                                        ======           ======        =====
Other Financial Instruments:
  Forward Currency Contracts(a)         $ (163)          $   --        $(163)
                                        ======           ======        =====

There are no Level 3 (significant unobservable inputs) priced securities.

(a)  Valued at the unrealized appreciation (depreciation) on the investment.
*    Amount less than $500.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 60

                                                       VIRTUS HIGH YIELD FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
CORPORATE BONDS--87.9%                       CONSUMER DISCRETIONARY--CONTINUED            ENERGY--6.8%
                                             Sinclair Broadcast Group,                    Aquilex Holdings
CONSUMER DISCRETIONARY--23.3%                  Inc.                                         LLC/Aquilex
Affinion Group, Inc.                           8.000%, 3/15/12          $   605 $    607    Finance Corp.
  10.125%, 10/15/13        $   645 $    666  Sirius XM Radio, Inc. 144A                     11.125%, 12/15/16 $      545 $    542
  11.500%, 10/15/15          1,555    1,650    8.750%, 4/1/15 (4)(14)     1,100    1,174  Atlas Pipeline
AMC Entertainment, Inc.                      Speedway Motorsports, Inc.                     Partners LP
  8.000%, 3/1/14               675      684    6.750%, 6/1/13               620      629    8.125%, 12/15/15       1,395    1,416
AutoNation, Inc.                             Susser Holdings LLC/Susser                   Bristow Group, Inc.
  6.750%, 4/15/18              105      108    Finance Corp.                                6.125%, 6/15/13          880      895
Avis Budget Car Rental                         8.500%, 5/15/16              330      345  Comstock Resources,
  LLC/Avis Budget                            United Artists Theatre                         Inc.
  Finance, Inc.                                Circuit, Inc.                                8.375%, 10/15/17           5        5
  7.625%, 5/15/14(14)          925      944    Series BE-9                                Crosstex Energy
Cablevision Systems Corp.                      9.300%, 7/1/15(6)(8)          10       10    LP/Crosstex
  8.000%, 4/15/20(14)          440      476    Series 95-A                                  Energy Finance
Cengage Learning                               9.300%, 7/1/15(6)(8)         260      250    Corp.
  Acquisitions, Inc. 144A                      Series BD-1                                  8.875%, 2/15/18          340      358
  13.250%, 7/15/15 (3)(4)      750      748    9.300%, 7/1/15(6)(8)         280      269  El Paso Corp.
Cequel Communications                          Series AW-0                                  8.250%, 2/15/16          515      576
  Holdings I LLC/Cequel                        9.300%, 7/1/15(6)(8)           1        1  Linn Energy
  Capital Corp. 144A                         Unitymedia Hessen GmbH &                       LLC/Linn Energy
  8.625%, 11/15/17 (4)         680      721    Co. KG/Unitymedia NRW                        Finance Corp.
Cinemark USA, Inc.                             GmbH 144A                                    144A 8.625%,
  8.625%, 6/15/19              685      733    8.125%, 12/1/17 (4)          835      873      4/15/20(4)             500      533
CSC Holdings LLC                             Videotron Ltee                                 144A 7.750%,
  8.625%, 2/15/19            1,045    1,181    9.125%, 4/15/18              490      554      2/1/21(4)              500      507
Echostar DBS Corp.                           WMG Holdings Corp.                           Pioneer Natural
  6.625%, 10/1/14              410      429    9.500%, 12/15/14(3)(14)    1,030      991    Resources Co.
Education Management                         Wynn Las Vegas LLC/Wynn                        6.650%, 3/15/17          100      107
  LLC/Education Management                     Las Vegas Capital Corp.                    Plains Exploration
  Finance Corp.                                144A                                         & Production Co.
  10.250%, 6/1/16               82       85    7.750%, 8/15/20 (4)          500      530    7.000%, 3/15/17          715      736
Goodyear Tire & Rubber Co.                                                      --------    7.625%, 6/1/18           540      570
  (The)                                                                           24,246  SandRidge Energy,
  10.500%, 5/15/16           1,210    1,376                                     --------    Inc. 144A
Hanesbrands, Inc.                                                                           8.750%,
  8.000%, 12/15/16             305      324  CONSUMER STAPLES--10.0%                          1/15/20 (4)            855      851
Intelsat Jackson Holdings                    Ingles Markets, Inc.                                                        --------
  SA 144A                                      8.875%, 5/15/17            1,200    1,299                                    7,096
  7.250%, 10/15/20 (4)       1,000    1,005  Alliance One                                                                --------
Jarden Corp.                                   International, Inc.
  7.500%, 5/1/17               425      442    10.000%, 7/15/16           1,365    1,485  FINANCIALS--8.8%
Lamar Media Corp. Series C                   B&G Foods, Inc.                              Ally Financial,
  6.625%, 8/15/15              635      646    7.625%, 1/15/18              300      313    Inc.
Landry's Holdings, Inc.                      Beverages & More, Inc.                         0.000%, 6/15/15        2,040    1,474
  144A                                         144A                                       CEDC Finance Corp.
  11.500%, 6/1/14 (4)        1,000      935    9.625%, 10/1/14 (4)        1,000    1,010    International,
Levi Strauss & Co.                           Bumble Bee Foods LLC                           Inc. 144A
  8.875%, 4/1/16               755      802    7.750%, 12/15/15             306      329    9.125%,
Mediacom Broadband                           C&S Group Enterprises LLC                      12/1/16 (4)              690      745
  LLC/Mediacom Broadband                       144A                                       CIT Group, Inc.
  Corp.                                        8.375%, 5/1/17 (4)           830      814    7.000%, 5/1/17(14)     1,250    1,230
  8.500%, 10/15/15              50       51  Constellation Brands, Inc.                   Developers
Nebraska Book Co., Inc.                        7.250%, 9/1/16               805      860    Diversified
  8.625%, 3/15/12              755      725  Dole Food Co., Inc.                            Realty Corp.
Peninsula Gaming LLC                           8.750%, 7/15/13               65       69    7.875%, 9/1/20           195      202
  10.750%, 8/15/17(14)         910      966    144A 8.000%, 10/1/16(4)      340      357  Ford Motor Credit
Sally Holdings LLC/Sally                     Michael Foods, Inc. 144A                       Co. LLC
  Capital, Inc.                                9.750%, 7/15/18 (4)          500      538    7.500%, 8/1/12         1,435    1,524
  10.500%, 11/15/16            720      792  Pantry, Inc. (The)                             7.000%, 4/15/15          475      508
Scientific Games                               7.750%, 2/15/14              895      902  Host Hotels &
  International, Inc.                        Stater Brothers Holdings,                      Resorts LP
  9.250%, 6/15/19            1,120    1,196    Inc.                                         Series O
Service Corp.                                  7.750%, 4/15/15              565      582    6.375%, 3/15/15          200      206
  International                              SUPERVALU, Inc.                              Icahn Enterprises
  8.000%, 11/15/21             305      328    8.000%, 5/1/16(14)           930      942    LP/Icahn
                                             Tops Markets LLC 144A                          Enterprises
                                               10.125%, 10/15/15 (4)        840      906    Finance Corp.
                                                                                --------    8.000%, 1/15/18          535      540
                                                                                  10,406  ING Capital Funding
                                                                                --------    Trust III
                                                                                            8.439%,
                                                                                            12/31/49(3)              435      420
                                                                                          International Lease
                                                                                            Finance Corp.
                                                                                            144A 8.625%,
                                                                                            9/15/15(4)                45       48
                                                                                            144A 8.750%,
                                                                                            3/15/17(4)               730      785
                                                                                          NBC Acquisition
                                                                                            Corp.
                                                                                            11.000%,
                                                                                            3/15/13(3)(14)         1,245    1,123
                                                                                          UBS Preferred
                                                                                            Funding Trust I
                                                                                            8.622%,
                                                                                            10/29/49(3)              245      245
                                                                                          Ventas Realty
                                                                                            LP/Ventas
                                                                                            Capital Corp.
                                                                                            Series 1
                                                                                            6.500%, 6/1/16           155      162
                                                                                                                         --------
                                                                                                                            9,212
                                                                                                                         --------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 61

                                                       VIRTUS HIGH YIELD FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                         PAR
                            VALUE    VALUE                               VALUE    VALUE                              VALUE    VALUE
                           ------- --------                             ------- --------                           --------- -------
HEALTH CARE--6.6%                            MATERIALS--CONTINUED                         UTILITIES--CONTINUED
Biomet, Inc.                                 Freeport-McMoRan                             Ferrellgas Partners LP
  11.625%, 10/15/17        $ 2,120 $  2,372    Copper & Gold, Inc.                          9.125%, 10/1/17        $     675 $   735
Community Health Systems,                      8.375%, 4/1/17           $   625 $    699    8.625%, 6/15/20              340     366
  Inc.                                       Huntsman International LLC                   NRG Energy, Inc.
  8.875%, 7/15/15            1,205    1,283    7.875%, 11/15/14             490      511    7.375%, 1/15/17              695     714
DaVita, Inc.                                   8.625%, 3/15/20(14)          500      520                                     -------
  7.250%, 3/15/15            1,295    1,351    144A                                                                            2,073
HCA, Inc.                                      8.625%, 3/15/21(4)           500      520  ------------------------------------------
  9.250%, 11/15/16           1,405    1,524  Phibro Animal Health Corp.                   TOTAL CORPORATE BONDS
  8.500%, 4/15/19              290      325    144A                                       (IDENTIFIED COST $89,391)           91,554
                                   --------    9.250%, 7/1/18 (4)           100      104  ------------------------------------------
                                      6,855  Solutia, Inc.                                LOAN AGREEMENTS--2.5%
                                   --------    7.875%, 3/15/20              940    1,009  CONSUMER STAPLES--0.5%
INDUSTRIALS--7.1%                            Valmont Industries, Inc.                     Roundy's Supermarkets,
ARAMARK Corp.                                  6.625%, 4/20/20              535      551    Inc.
  8.500%, 2/1/15               780      815                                     --------    Tranche
Casella Waste Systems, Inc.                                                        5,932    10.000%, 4/16/16             500     510
  9.750%, 2/1/13             1,495    1,514                                     --------                                     -------
Corrections Corp. of                         TELECOMMUNICATION                            FINANCIALS--0.4%
  America                                      SERVICES--15.0%                            AGFS Funding Co. Tranche,
  7.750%, 6/1/17               610      659  Cincinnati Bell, Inc.                          7.250%, 4/21/15              410     413
Dycom Industries, Inc.                         8.750%, 3/15/18(14)          890      872                                     -------
  8.125%, 10/15/15             985    1,012  Crown Castle International                   INDUSTRIALS--0.6%
DynCorp International, Inc.                    Corp.                                      Vertrue, Inc. Tranche,
  144A                                         7.125%, 11/1/19              565      604    3.540%, 8/16/14              750     651
  10.375%, 7/1/17 (4)           95       95  Frontier Communications                                                         -------
Gibraltar Industries, Inc.                     Corp.                                      INFORMATION
  Series B                                     8.125%, 10/1/18              595      653    TECHNOLOGY--1.0%
  8.000%, 12/1/15              780      764  GCI, Inc.                                    Reynolds & Reynolds Co.
Goodman Global Group, Inc.                     8.625%, 11/15/19           1,640    1,759    (The)
  0.000%, 12/15/14           1,330      858  Global Crossing Ltd.                           Tranche B,
L-3 Communications Corp.                       12.000%, 9/15/15           1,200    1,362    5.250%, 4/21/17              230     231
  5.875%, 1/15/15              370      380  Hughes Network Systems                       Reynolds Group
Travelport LLC                                 LLC/Hughes Network                           0.000%, 5/5/16               750     754
  9.875%, 9/1/14             1,280    1,323    Systems Finance Corp.                                                         -------
                                   --------    9.500%, 4/15/14            1,770    1,841                                         985
                                      7,420  ITC DeltaCom, Inc.                           ------------------------------------------
                                   --------    10.500%, 4/1/16              845      863  TOTAL LOAN AGREEMENTS
INFORMATION                                  Nextel Communications, Inc.                  (IDENTIFIED COST $2,527)             2,559
  TECHNOLOGY--2.6%                             Series C                                   ------------------------------------------
Jabil Circuit, Inc.                            5.950%, 3/15/14              750      750
  7.750%, 7/15/16              295      325  NII Capital Corp.                                                       SHARES
Sanmina-SCI Corp. 144A                         8.875%, 12/15/19           2,165    2,417                           ---------
  3.042%, 6/15/14 (3)(4)       655      620  PAETEC Holding Corp.                         COMMON STOCKS--0.0%
SunGard Data Systems, Inc.                     9.500%, 7/15/15            1,085    1,112  INDUSTRIALS--0.0%
  9.125%, 8/15/13              655      672  Poland Telecom Finance BV                    ACG Holdings, Inc.
  10.250%, 8/15/15             985    1,042    Series B                                     (2)(7)(8)                     76       0
Viasat, Inc. 8.875%,                           14.000%, 12/1/07                           ------------------------------------------
  9/15/16                       45       49    (6)(8)(12)                 4,942       62  TOTAL COMMON STOCKS
                                   --------  Telcordia Technologies,                      (IDENTIFIED COST $358)                   0
                                      2,708    Inc.                                       ------------------------------------------
                                   --------    144A                                       TOTAL LONG-TERM
MATERIALS--5.7%                                11.000%, 5/1/18 (4)          750      740    INVESTMENTS--90.4%
Ardagh Packaging Finance                     Virgin Media Finance plc                     (IDENTIFIED COST $92,276)           94,113
  plc 144A                                     8.375%, 10/15/19             695      766  ------------------------------------------
  7.375%, 10/15/17(4)          250      259  Windstream Corp.                             SHORT-TERM
Ball Corp. 6.750%,                             144A                                         INVESTMENTS--9.0%
  9/15/20                      445      474    8.125%, 9/1/18(4)             95       99  MONEY MARKET MUTUAL
Boise Paper Holdings                           7.000%, 3/15/19            1,475    1,453    FUNDS--9.0%
  LLC/Boise Finance Co.                      144A                                         BlackRock Liquidity Funds
  9.000%, 11/1/17              345      372    7.750%, 10/15/20(4)          250      253    TempFund Portfolio -
  8.000%, 4/1/20               315      328                                     --------    Institutional Shares
Cascades, Inc.                                                                    15,606    (seven-day effective
  7.875%, 1/15/20               70       73                                     --------    yield 0.229%)          9,414,528   9,415
Celanese U.S. Holdings LLC                   UTILITIES--2.0%                              ------------------------------------------
  144A                                       Calpine Corp. 144A                           TOTAL SHORT-TERM
  6.625%, 10/15/18 (4)         500      512    7.875%, 7/31/20 (4)          250      258    INVESTMENTS
                                                                                          (IDENTIFIED COST $9,415)             9,415
                                                                                          ------------------------------------------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 62

                                                       VIRTUS HIGH YIELD FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                           SHARES    VALUE
                         --------- --------
SECURITIES LENDING COLLATERAL--6.6%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.309%)(15)        526,006 $    526
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.240%)(15)      6,317,806    6,318
-------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $6,844)              6,844
-------------------------------------------
TOTAL INVESTMENTS--106.0%
(IDENTIFIED COST
  $108,535)                         110,372(1)
Other Assets and
  Liabilities--(6.0)%                (6,264)
                                   --------
NET ASSETS--100.0%                 $104,108
                                   ========

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                                 Level 2 -       Level 3 -
                                                 Total Value       Level 1 -    Significant     Significant
                                                     at              Quoted      Observable    Unobservable
                                             September 30, 2010      Prices        Inputs         Inputs
                                             ------------------    ---------    -----------    ------------

INVESTMENTS IN SECURITIES:
Debt Securities:
  Corporate Bonds                                 $ 91,554          $    --       $89,952        $1,602
  Loan Agreements                                    2,559               --         2,559            --
Equity Securities:
  Common Stock                                           0(e)            --            --             0(e)
  Securities Lending Collateral                      6,844            6,318           526            --
  Short-Term Investments                             9,415            9,415            --            --
                                                  --------          -------       -------        ------
Total Investments                                 $110,372          $15,733       $93,037        $1,602
                                                  ========          =======       =======        ======

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                               Corporate Bonds
                                                               ---------------
BALANCE AS OF SEPTEMBER 30, 2009:                                  $  634
  Accrued discounts (premiums)(a)                                       3
  Realized gain (loss)(b)                                              --
  Change in unrealized appreciation (depreciation)(b)                  35
  Net purchases (sales)(c)                                            (80)
  Transfers in and/or out of Level 3(d)                             1,010
                                                                   ------
BALANCE AS OF SEPTEMBER 30, 2010:                                  $1,602
                                                                   ======

(a)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.
(b)  DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.
(c)  INCLUDES PAYDOWNS, IF ANY.
(d)  "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF SEPTEMBER 30, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN
     THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.
(e)  LEVEL 3 COMMON STOCK HAS A BEGINNING AND ENDING VALUE OF ZERO.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 63

                                                  VIRTUS INTERNATIONAL EQUITY FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------
COMMON STOCKS--33.0%                         HEALTH CARE--3.4%                            MATERIALS--CONTINUED
                                             GlaxoSmithKline plc                          Shin-Etsu Chemical
CONSUMER                                       (United Kingdom)           1,800 $     35    Co., Ltd.
  DISCRETIONARY--1.9%                        Novartis AG Registered                         (Japan)                  400 $     19
British Sky Broadcasting                       Shares                                     Syngenta AG
  Group plc                                    (Switzerland)              1,070       61    Registered Shares
  (United Kingdom)           2,400 $     27  Roche Holding AG                               (Switzerland)            100       25
Casio Computer Co., Ltd.                       (Switzerland)                480       66                                 --------
  (Japan)                    3,500       26  Sanofi-Aventis SA (France)     720       48                                      187
Compass Group plc                            Teva Pharmaceutical                                                         --------
  (United Kingdom)(10)       1,000        8    Industries Ltd. (Israel)     635       35  TELECOMMUNICATION
Reed Elsevier N.V.                                                              --------    SERVICES--4.3%
  (Netherlands)              3,720       47                                          245  Belgacom SA
Sumitomo Rubber Industries                                                      --------    (Belgium)                830       32
  Ltd. (Japan)               2,200       22  INDUSTRIALS--3.8%                            Bezeq Israeli
Swatch Group AG (The)                        Asahi Holdings, Inc.                           Telecommunication
  (Switzerland)                 33       12    (Japan)                      500       11    Corp., Ltd.
                                   --------  Brambles Ltd. (Australia)    7,000       42    (Israel)               5,995       15
                                        142  Deutsche Post AG Registered                  Koninklijke KPN N.V.
                                   --------    Shares (Germany)           2,660       48    (Netherlands)          3,120       48
CONSUMER STAPLES--4.3%                       Makita Corp. (Japan)           900       29  Singapore
British American Tobacco                     Mitsubishi Electric Corp.                      Telecommunications
  plc                                          (Japan)                    2,000       17    Ltd. (Singapore)       9,000       22
  (United Kingdom)             700       26  Panalpina Welttransport                      Telefonica S.A.
Colruyt SA (Belgium)           180       47    Holding AG Registered                        (Spain)                2,620       65
Foster's Group Ltd.                            Shares (Switzerland)(2)      190       21  Telekom Malaysia Bhd
  (Australia)                7,000       41  PLUS Expressways Bhd                           (Malaysia)            17,000       19
Nestle S.A. Registered                         (Malaysia)                14,000       19  Telenor ASA (Norway)     1,600       25
  Shares (Switzerland)       1,370       73  Rolls-Royce Group plc                        Telstra Corp., Ltd.
Swedish Match AB (Sweden)      970       26    (United Kingdom)(2)        1,600       15    (Australia)           14,000       35
Tesco plc (United                            Singapore Post Ltd.                          Vodafone Group plc
Kingdom)                     3,700       25    (Singapore)               26,000       24    (United Kingdom)      19,700       49
Unilever N.V.                                TNT N.V. (Netherlands)       1,220       33                                 --------
(Netherlands)                  827       25  Toyota Tsusho Corp.                                                              310
Woolworths Ltd.                                (Japan)                    1,400       21                                 --------
  (Australia)                1,750       49                                     --------  UTILITIES--2.8%
                                   --------                                          280  HongKong Electric
                                        312                                     --------    Holdings Ltd.
                                   --------  INFORMATION                                    (Hong Kong)            9,000       55
ENERGY--3.9%                                   TECHNOLOGY--3.3%                           National Grid plc
BP plc (United Kingdom)      4,100       28  ASM Pacific Technology                         (United Kingdom)       3,200       27
CNOOC Ltd. (Hong Kong)      18,000       35    Ltd. (Hong Kong)           3,100       28  RWE AG (Germany)           460       31
Royal Dutch Shell plc                        Keyence Corp. (Japan)          100       22  Scottish & Southern
  Class A                                    Nintendo Co., Ltd. (Japan)     100       25    Energy plc
  (United Kingdom)           2,130       64  Nippon Electric Glass Co.,                     (United Kingdom)       1,400       25
Royal Dutch Shell plc                          Ltd. (Japan)               1,000       13  Snam Rete Gas S.p.A.
  Class B                                    SAP AG (Germany)             1,300       64    (Italy)                8,140       41
  (United Kingdom)           1,200       35  Venture Corp., Ltd.                          United Utilities
Straits Asia Resources Ltd.                    (Singapore)                2,000       15    Group plc
  (Singapore)                8,000       13  VTech Holdings Ltd.                            (United Kingdom)       2,900       26
Total SA (France)            1,530       79    (Hong Kong)                3,000       31                                 --------
Woodside Petroleum Ltd.                      Wincor Nixdorf AG                                                                205
  (Australia)                  760       32    (Germany)                    613       40  ---------------------------------------
                                   --------                                     --------  TOTAL COMMON STOCKS
                                        286                                          238  (IDENTIFIED COST $2,362)          2,404
                                   --------                                     --------  ---------------------------------------
FINANCIALS--2.7%                             MATERIALS--2.6%                              EXCHANGE-TRADED FUNDS--1.0%
Hang Seng Bank Ltd.                          Air Liquide SA (France)        330       40  iShares MSCI Taiwan
  (Hong Kong)                3,000       44  CRH plc (Ireland)            1,800       30    Index Fund             5,537       75
Hong Leong Finance Ltd.                      Fuchs Petrolub AG                            ---------------------------------------
  (Singapore)                3,000        7    (Germany)                    145       17  TOTAL EXCHANGE-TRADED FUNDS
Legal & General Group plc                    Givaudan SA Registered                       (IDENTIFIED COST $73)                75
  (United Kingdom)          17,500       28    Shares (Switzerland)          15       15  ---------------------------------------
Malayan Banking Bhd                          Lafarge Malayan Cement Bhd                   TOTAL LONG-TERM
  (Malaysia)                 6,000       17    (Malaysia)                 7,400       19    INVESTMENTS--34.0%
QBE Insurance Group Ltd.                     Rio Tinto Ltd. (Australia)     290       22  (IDENTIFIED COST $2,435)          2,479
  (Australia)                2,510       42                                               ---------------------------------------
Tokyu Reit, Inc. (Japan)         3       16                                               SHORT-TERM
United Overseas Bank Ltd.                                                                   INVESTMENTS--0.9%
  (Singapore)                1,000       14                                               MONEY MARKET MUTUAL
Zurich Financial Services                                                                   FUNDS--0.9%
  AG                                                                                      Dreyfus Cash
  (Switzerland)                130       31                                                 Management Fund -
                                   --------                                                 Institutional
                                        199                                                 Shares (seven-day
                                   --------                                                 effective yield
                                                                                            0.210%)               62,326       62
                                                                                          ---------------------------------------
                                                                                          TOTAL SHORT-TERM
                                                                                            INVESTMENTS
                                                                                          (IDENTIFIED COST $62)                62
                                                                                          ---------------------------------------


            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 64

                                                  VIRTUS INTERNATIONAL EQUITY FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

(reported in thousands)

                                     VALUE
                                   --------
TOTAL INVESTMENTS--34.9%
(IDENTIFIED COST $2,497)           $  2,541(1)
Other assets and liabilities,
  net--65.1%                          4,731
                                   --------
NET ASSETS--100.0%                 $  7,272
                                   ========

ABBREVIATION:
REIT   Real Estate Investment Trust

COUNTRY WEIGHTINGS as of 9/30/10+
----------------------------------------------
United Kingdom                           16%
Switzerland                              12
Australia                                10
Japan                                     9
Germany                                   8
Hong Kong                                 8
France                                    7
Other (includes short-term investments)  30
----------------------------------------------
Total                                   100%
----------------------------------------------
+ % of total investments as of September 30,
  2010
----------------------------------------------

At September 30, 2010, the Fund had entered into forward currency contracts as follows:

                                                                                                       Unrealized
          Contracts     In Exchange                                         Settlement                Appreciation
         to Receive         for                   Counterparty                 Date        Value     (Depreciation)
         ----------     -----------     -------------------------------     ----------     -----     --------------
           AUD 275        USD 258       State Street Bank and Trust Co.      11/23/10       $264          $(6)
                                                                                                          ===

FOREIGN CURRENCY:
AUD   Australian Dollar
USD   United States Dollar

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                                   Level 2 -
                                                 Total Value        Level 1 -     Significant
                                                     at               Quoted       Observable
                                             September 30, 2010       Prices         Inputs
                                             ------------------     ---------     -----------

INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                                    $2,404             $2,404          $--
  Exchange-Traded Funds                                75                 75           --
  Short-Term Investments                               62                 62           --
                                                   ------             ------          ---
Total Investments                                  $2,541             $2,541          $--
                                                   ======             ======          ===
Other Financial Instruments:
  Forward Currency Contracts                       $   (6)            $   --          $(6)
                                                   ======             ======          ===

There are no Level 3 (significant unobservable inputs) priced securities.

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 65

                                          VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                           SHARES   VALUE                               SHARES   VALUE                           SHARES    VALUE
                          ------- --------                             ------- --------                         -------- --------
COMMON STOCKS--98.8%                        REAL ESTATE OPERATING COMPANIES--18.9%       RIGHTS--0.0%
                                            AEON Mall Co., Ltd.
DIVERSIFIED REITS--18.0%                      (Japan)                   22,830 $    555  DIVERSIFIED REITS--0.0%
Beni Stabili SpA                            Brookfield Properties                        Mapletree Logistics
  (Italy)(2)               22,257 $     21    Corp. (Canada)            55,550      868    Trust Exercise price
BGP Holdings plc                            Castellum AB (Sweden)       29,866      397    0.815 SGD exp.
  (Australia)(2)(6)(8)    588,920        0  Citycon Oyj (Finland)       78,766      336    10/8/10(2)(8)          18,764 $      1
British Land Co. plc                        GAGFAH S.A. (Germany)       27,076      216  ----------------------------------------
  (United Kingdom)         96,075      702  Hongkong Land Holdings                       TOTAL RIGHTS
Canadian Real Estate                          Ltd. (Hong Kong)         202,500    1,257  (IDENTIFIED COST $0)                   1
  Investment Trust                          Iguatemi Empresa de                          ----------------------------------------
  (Canada)                 15,120      459    Shopping Centers SA                        TOTAL LONG-TERM
Cominar Real Estate                           (Brazil)                  12,540      280    INVESTMENTS--98.8%
  Investment Trust                          Multiplan Empreendimentos                    (IDENTIFIED COST
  (Canada)                 14,100      297    Imobiliarios SA                              $20,409)                        26,706
Dexus Property Group                          (Brazil)                   6,578      140  ----------------------------------------
  (Australia)             839,415      694  Norwegian Property ASA                       SHORT-TERM
First Capital Realty,                         (Norway)(2)              168,500      291    INVESTMENTS--0.8%
  Inc. (Canada)            18,260      275  PSP Swiss Property AG                        MONEY MARKET MUTUAL
Fonciere Des Regions                          (Switzerland)(2)           4,741      350    FUNDS--0.8%
  (France)                  2,570      274  Safestore Holdings plc                       Dreyfus Cash
GPT Group (Australia)     201,900      574    (United Kingdom)         209,876      408    Management Fund -
Kenedix Realty Investment                                                      --------    Institutional
  Corp. (Japan)               100      378                                        5,098    Shares (seven-day
Land Securities Group plc                                                      --------    effective yield
  (United Kingdom)        104,273    1,049                                                 0.210%)               206,825      207
Mapletree Logistics Trust                   RESIDENTIAL REITS--1.3%                      ----------------------------------------
  (Singapore)             234,545      155  Boardwalk Real Estate                        TOTAL SHORT-TERM INVESTMENTS
                                  --------    Investment Trust                           (IDENTIFIED COST $207)               207
                                     4,878    (Canada)                   7,760      355  ----------------------------------------
                                  --------                                     --------  TOTAL INVESTMENTS--99.6%
                                                                                         (IDENTIFIED COST
INDUSTRIAL REITS--6.4%                      RETAIL REITS--38.0%                            $20,616)                        26,913(1)
Ascendas Real Estate                        CapitaMall Trust                             Other assets and
  Investment Trust                            (Singapore)               44,650       73    liabilities,
  (Singapore)             285,200      475  CFS Retail Property Trust                      net--0.4%                          107
Goodman Group                                 (Australia)(8)           117,252      215                                  --------
  (Australia)           1,280,280      798  Corio N.V. (Netherlands)    13,570      928  NET ASSETS--100.0%              $ 27,020
SEGRO plc                                   EuroCommercial Properties                                                    ========
  (United Kingdom)        106,057      455    N.V. (Netherlands)        10,272      476
                                  --------  Hammerson plc                                ABBREVIATIONS:
                                     1,728    (United Kingdom)          85,009      527  REIT Real Estate Investment Trust
                                  --------  Klepierre (France)          21,374      824
                                            Link (The) (Hong Kong)     267,941      794  FOREIGN CURRENCIES:
OFFICE REITS--14.7%                         RioCan Real Estate                           SGD  Singapore Dollar
Allied Properties Real                        Investment Trust
  Estate Investment Trust                     (Canada)                  36,250      807  COUNTRY WEIGHTINGS as of 9/30/10+
  (Canada)                  6,295      139  Unibail-Rodamco                              ------------------------------------------
CapitaCommercial Trust                        (France)(2)               11,315    2,509  Australia                             22%
  (Singapore)             289,000      325  Westfield Group                              France                                15
Champion Reit (Hong Kong) 878,576      453    (Australia)              262,673    3,113  United Kingdom                        15
Commonwealth Property                                                          --------  Canada                                12
  Office Fund (Australia) 215,916      192                                       10,266  Japan                                  9
Derwent London plc                                                             --------  Bermuda                                5
  (United Kingdom)         13,646      322  SPECIALIZED REITS--1.5%                      Hong Kong                              5
Great Portland Estates                      Big Yellow Group plc                         Other (includes short-term
  plc (United Kingdom)     46,718      251    (United Kingdom)          78,461      402    investments)                        17
ING Office Fund                             -------------------------------------------  ------------------------------------------
  (Australia)             762,950      442  TOTAL COMMON STOCKS                          Total                                100%
Japan Prime Realty                          (IDENTIFIED COST $20,409)            26,705  ------------------------------------------
  Investment Corp.                          -------------------------------------------  + % of total investments as of September
  (Japan)                     146      321                                                 30, 2010
Japan Real Estate                                                                        ------------------------------------------
  Investment Corp.
  (Japan)                      47      427
Nippon Building Fund,
  Inc. (Japan)                 50      438
Nomura Real Estate Office
  Fund, Inc. (Japan)           34      189
Societe Immobiliere de
  Location Pour
  L'industrie Et Le
  Commerce (France)         3,707      479
                                  --------
                                     3,978
                                  --------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 66

                                          VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                             Level 3 -
                                Total Value     Level 1 -   Significant
                                    at            Quoted   Unobservable
                            September 30, 2010    Prices      Inputs
                            ------------------  ---------  ------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                   $26,705        $26,705       $--++
  Rights                                1             --         1
  Short-Term Investments              207            207        --
                                  -------        -------       ---
Total Investments                 $26,913        $26,912       $ 1
                                  =======        =======       ===

There are no Level 2 (significant observable inputs) priced securities.

++ Level 3 Common Stock valued at zero at beginning and end of period.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                    Rights
                                                    ------
BALANCE AS OF SEPTEMBER 30, 2009:                     $--
  Accrued discounts (premiums)                         --
  Realized gain (loss)                                 --
  Change in unrealized appreciation (depreciation)     --
  Net purchases (sales)                                --
  Transfers in and/or out of Level 3(a)                 1
                                                      ---
BALANCE AS OF SEPTEMBER 30, 2010:                     $ 1
                                                      ===

(a) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF SEPTEMBER 30, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE
    PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 67

                                                     VIRTUS MARKET NEUTRAL FUND
                                          SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                               SHARES  VALUE
                           ------- --------                             ------- --------                             ------- -------
COMMON STOCKS--88.8%                         CONSUMER STAPLES--CONTINUED                  HEALTH CARE--15.2%
                                             Nestle S.A. Registered                       Alexion Pharmaceuticals,
CONSUMER DISCRETIONARY--19.0%                  Shares                     9,500 $    506    Inc.(2)(10)                3,650 $   235
Abercrombie & Fitch Co.                      PepsiCo, Inc.               24,340    1,617  Allergan, Inc.               4,630     308
  Class A(10)               20,200 $    794  Philip Morris                                Allscripts-Misys
AnnTaylor Stores                               International, Inc.(10)   21,570    1,208    Healthcare Solutions,
  Corp.(2)(10)              26,980      546  Procter & Gamble Co. (The)   7,530      452    Inc.(2)                   37,060     685
Autoliv, Inc.(10)            6,790      444  Toyo Suisan Kaisha Ltd.     20,000      412  AMERIGROUP Corp.(2)          7,640     324
Carnival Corp.              14,400      550  Unilever N.V.               28,360      848  AmerisourceBergen
Electrolux AB Series B      28,100      692  Whole Foods Market,                            Corp.(10)                  9,380     288
Esprit Holdings Ltd.        34,753      189    Inc.(2)(10)               31,422    1,166  Amylin Pharmaceuticals,
Ethan Allen Interiors,                                                          --------    Inc.(2)                   51,910   1,082
  Inc.(10)                  24,630      430                                       14,967  ArthroCare Corp.(2)          4,840     132
Foschini Ltd. ADR(10)       16,120      384                                     --------  BioMarin Pharmaceutical,
Great Wall Motor Co., Ltd. 210,500      570  ENERGY--5.5%                                   Inc.(2)                   10,940     245
Home Depot, Inc. (The)(10)  27,490      871  Anadarko Petroleum                           Celgene Corp.(2)(10)         4,260     245
Inchcape plc(2)            120,140      588    Corp.(10)                  3,620      207  Cooper Companies, Inc.      10,560     488
Jack in the Box, Inc.(2)    14,520      311  Cameron International                        Covidien plc(10)            19,220     772
Johnson Controls, Inc.       9,010      275    Corp.(2)                  18,860      810  Dendreon Corp.(2)           22,460     925
L'Occitane International                     Comstock Resources,                          Edwards Lifesciences
  SA(2)                    156,500      436    Inc.(2)                   14,190      319    Corp.(2)                   3,160     212
Limited Brands, Inc.        18,030      483  Concho Resources,                            Emergency Medical Services
Liz Claiborne, Inc.(2)     117,490      714    Inc.(2)(10)               13,950      923    Corp. Class A(2)(10)       5,030     268
LVMH Moet Hennessy                           Continental Resources,                       Emergent Biosolutions,
  Louis Vuitton S.A.         5,580      819    Inc.(2)                   10,040      465    Inc.(2)(10)               26,100     450
Macy's, Inc.                22,490      519  Dockwise Ltd.(2)             8,850      220  Express Scripts, Inc.(2)     3,800     185
NetFlix, Inc.(2)             1,190      193  Ensco International plc                      Hanger Orthopedic Group,
Newell Rubbermaid,                             Sponsored ADR             18,860      844    Inc.(2)                   23,340     339
  Inc.(10)                  17,190      306  Halliburton Co.(10)          6,440      213  Hospira, Inc.(2)(10)        19,570   1,116
Nordstrom, Inc.(10)         12,640      470  LUKOIL O.A.O Sponsored                       Human Genome Sciences,
OfficeMax, Inc.(2)(10)      71,560      937    ADR(10)                    5,980      339    Inc.(2)(10)               10,650     317
Pier 1 Imports, Inc.(2)     56,950      466  Schlumberger Ltd.            3,800      234  ICON plc Sponsored ADR(2)    6,570     142
Ryland Group, Inc. (The)    20,120      361  Suncor Energy, Inc.          9,250      301  Illumina, Inc.(2)            5,190     255
Saks, Inc.(2)(10)           54,440      468  Tidewater, Inc.              4,530      203  Incyte Corp., Ltd.(2)       15,280     244
Sodexo                       4,550      295                                     --------  King Pharmaceuticals,
Staples, Inc.(10)           49,820    1,042                                        5,078    Inc.(2)(10)               66,410     661
Talbots, Inc.(2)            29,760      390                                     --------  MAP Pharmaceuticals,
Target Corp.(10)            18,820    1,006  FINANCIALS--9.2%                               Inc.(2)(10)                8,000     122
Thomas Cook Group plc      246,710      666  Arch Capital Group                           Medco Health Solutions,
Timberland Co. (The)                           Ltd.(2)(10)                7,250      608    Inc.(2)                    3,880     202
  Class A(2)(10)            32,730      648  Capital One Financial                        Merck & Co., Inc.(10)        4,040     149
Toyoda Gosei Co., Ltd.      10,400      229    Corp.                     11,460      453  Onyx Pharmaceuticals,
Williams-Sonoma, Inc.(10)   19,350      613  Citizens Republic Bancorp,                     Inc.(2)                   13,980     369
                                   --------    Inc.(2)                  205,820      185  PerkinElmer, Inc.(10)        2,390      55
                                     17,705  City National Corp.(10)     17,060      905  Pfizer, Inc.(10)            15,110     259
                                   --------  Comerica, Inc.              12,310      457  Salix Pharmaceuticals
CONSUMER STAPLES--16.1%                      Fidelity National                              Ltd.(2)(10)                8,560     340
Archer-Daniels-Midland Co.  17,600      562    Financial, Inc.                            Sanofi-Aventis SA            8,270     551
BJ's Wholesale Club,                           Class A(10)               51,050      802  Smith & Nephew plc          44,730     408
  Inc.(2)(10)               21,640      898  First American Financial                     St. Jude Medical, Inc.(2)   23,710     933
British American Tobacco                       Corp.(10)                 34,420      514  Thermo Fisher Scientific,
  plc Sponsored ADR          6,150      459  First Midwest Bancorp,                         Inc.(2)(10)                4,190     201
Clorox Co. (The)(10)        14,090      941    Inc.                      24,850      287  United Therapeutics
Diageo plc                  14,999      258  Huntington Bancshares,                         Corp.(2)(10)               1,270      71
Energizer Holdings,                            Inc.                     204,480    1,159  Universal Health Services,
  Inc.(2)(10)               10,580      711  IntercontinentalExchange,                      Inc. Class B(10)           3,230     126
Estee Lauder Cos., Inc.                        Inc.(2)                    3,330      349  Warner Chilcott plc
  (The) Class A(10)          3,440      218  Investment Technology                          Class A                    8,270     186
Fomento Economico                              Group, Inc.(2)(10)        31,086      442  Zimmer Holdings,
  Mexicano S.A.B. de C.V.                    MFA Financial, Inc.(10)     53,010      405    Inc.(2)(10)                4,160     218
  Sponsored ADR             14,590      740  MGIC Investment Corp.(2)    26,640      246                                     -------
Imperial Tobacco Group plc  16,740      499  Muenchener                                                                       14,108
Kao Corp.                   18,500      451    Rueckversicherungs-                                                           -------
Kirin Brewery Co., Ltd.     30,000      426    Gesellschaft AG                            INDUSTRIALS--9.9%
Koninklijke Ahold N.V.      37,590      507    Registered Shares          2,600      360  Altra Holdings,
Kraft Foods, Inc. Class A   24,930      769  Piper Jaffray Cos.(2)(10)    7,700      224    Inc.(2)(10)               31,344     462
Lance, Inc.                 11,070      236  PrivateBancorp, Inc.        32,560      371  Babcock & Wilcox
Metro AG                    12,150      791  Radian Group, Inc.          22,410      175    Co.(2)(10)                 6,360     135
Molson Coors Brewing Co.                     TD Ameritrade Holding                        BAE Systems plc             90,833     488
  Class B                    6,190      292    Corp.(2)                  29,640      479  East Japan Railway Co.       4,300     260
                                             Wilmington Trust Corp.      16,450      148  Finmeccanica SpA            46,510     553
                                                                                  ------  FTI Consulting, Inc.(2)     12,420     431
                                                                                   8,569  Harbin Power Equipment
                                                                                  ------    Co., Ltd.                444,000     552

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 68

                                                     VIRTUS MARKET NEUTRAL FUND
                                   SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                           SHARES     VALUE
                           ------- --------                             ------- --------                        ---------- --------
INDUSTRIALS--CONTINUED                       TELECOMMUNICATION SERVICES--CONTINUED          CONSUMER DISCRETIONARY--CONTINUED
ICF International, Inc.(2)  15,740 $    395  MTN Group Ltd. Sponsored                       NIKE, Inc. Class B     (13,200)$ (1,058)
IDEX Corp.(10)               7,710      274    ADR                       17,140 $    314    O'Reilly Automotive,
Kennametal, Inc.(10)        26,540      821  Telefonica Moviles                               Inc.                 (13,680)    (728)
Koninklijke Philips                            S.A.(2)(6)(8)              1,400        0    Panera Bread Co.
  Electronics N.V.          19,490      613  VimpelCom Ltd.(2)           18,670      277      Class A               (6,240)    (553)
Lennox International, Inc.   7,830      326                                     --------    Penney (J.C.) Co.,
Navistar International                                                             1,356      Inc.                 (21,660)    (589)
  Corp.(2)                  14,440      630                                     --------    Polo Ralph Lauren
Robert Half International,                   UTILITIES--1.4%                                  Corp.                 (3,650)    (328)
  Inc.                      20,220      526  Cia Paranaense de Energia                      Ross Stores, Inc.      (12,010)    (656)
Roper Industries, Inc.       4,710      307    ADR                       16,460      366    Starwood Hotels &
Schneider Electric SA        4,333      549  Portland General Electric                        Resorts
Snap-On, Inc.(10)            5,360      249    Co.(10)                   23,130      469      Worldwide, Inc.       (9,710)    (510)
Steelcase, Inc. Class A(10) 68,530      571  Public Service Enterprise                      Urban Outfitters,
Teledyne Technologies,                         Group, Inc.               14,240      471      Inc.                 (33,230)  (1,045)
  Inc.(2)(10)                4,727      188                                     --------    Woolworths Holdings
Timken Co. (The)(10)        10,860      417                                        1,306      Ltd. GDR             (10,650)    (413)
TNT N.V.                    17,690      475  -------------------------------------------                                   --------
                                   --------  TOTAL COMMON STOCKS                                                            (16,899)
                                      9,222  (IDENTIFIED COST $70,594)            82,533                                   --------
                                   --------  -------------------------------------------
INFORMATION TECHNOLOGY--8.4%                 TOTAL LONG-TERM INVESTMENTS--88.8%             CONSUMER STAPLES--(16.9)%
Akamai Technologies,                         (IDENTIFIED COST $70,594)            82,533    Asahi Breweries Ltd.   (25,800)    (516)
  Inc.(2)                    3,700      186  -------------------------------------------    Campbell Soup Co.      (36,990)  (1,322)
AOL, Inc.(2)(10)             9,977      247  SHORT-TERM INVESTMENTS--5.7%                   Carrefour SA           (14,470)    (778)
Apple, Inc.(2)               1,290      366                                                 Church & Dwight Co.,
AU Optronics Corp.                           MONEY MARKET MUTUAL FUNDS--5.7%                  Inc.                 (20,880)  (1,356)
  Sponsored ADR(2)          36,560      382  BlackRock Liquidity                            Constellation Brands,
DealerTrack Holdings,                          Funds TempFund                                 Inc. Class A         (28,000)    (495)
  Inc.(2)                   16,980      290    Portfolio - Institutional                    Flowers Foods, Inc.    (40,850)  (1,015)
Dolby Laboratories, Inc.                       Shares (seven-day                            General Mills, Inc.    (27,810)  (1,016)
  Class A(2)                 3,850      219    effective yield                              Green Mountain
Google, Inc. Class A(2)        890      468    0.229%)                5,275,948    5,276      Coffee, Inc.         (47,670)  (1,487)
Harris Corp.                13,740      608  -------------------------------------------    Hain Celestial Group,
Informatica Corp.(2)(10)     5,050      194  TOTAL SHORT-TERM INVESTMENTS                     Inc. (The)           (22,330)    (535)
International Business                       (IDENTIFIED COST $5,276)              5,276    Heinz (H.J.) Co.       (29,890)  (1,416)
  Machines Corp.             1,600      215  -------------------------------------------    Kimberly-Clark de
Microsemi Corp.(2)          35,310      606  TOTAL INVESTMENTS--94.5%                         Mexico S.A.B. de
Motorola, Inc.(2)(10)      105,030      896  (IDENTIFIED COST $75,870)            87,809(1)   C.V.                 (12,380)    (396)
NetApp, Inc.(2)              3,880      193  SECURITIES SOLD SHORT--(88.9)%                 L'Oreal SA              (6,250)    (703)
QUALCOMM, Inc.               8,630      389  (PROCEEDS ($75,713))                (82,637)   Lindt & Spruengli AG      (310)    (743)
Quest Software, Inc.(2)(10) 32,280      794  Other assets and liabilities,                  Pernod-Ricard SA        (7,497)    (626)
Rovi Corp.(2)(10)            8,590      433    net--94.4%                         87,737    Reckitt Benckiser
Siliconware Precision                                                           --------      Group plc             (9,850)    (542)
  Industries Co.                             NET ASSETS--100.0%                 $ 92,909    SABMiller plc           (8,570)    (274)
  Sponsored ADR             72,000      391                                     ========    Seven & I Holdings
Synopsys, Inc.(2)           17,660      437  SECURITIES SOLD SHORT--88.9%                     Co., Ltd.            (19,200)    (450)
Teradata Corp.(2)(10)        6,280      242                                                 Shiseido Co., Ltd.     (20,500)    (460)
VMware, Inc. Class A(2)      3,250      276  COMMON STOCKS SOLD SHORT--(88.9)%              Smucker (J.M.) Co.
                                   --------                                                   (The)                 (7,636)    (462)
                                      7,832  CONSUMER DISCRETIONARY--(18.2)%                Tyson Foods, Inc.
                                   --------  Advance Auto Parts, Inc.    (9,070)    (532)     Class A              (24,900)    (399)
MATERIALS--2.6%                              Bed Bath & Beyond, Inc.    (10,600)    (460)   Wal-Mart de Mexico S.A.B.
Atlas Iron Ltd.(2)         134,240      301  Brunswick Corp.            (25,660)    (390)     de C.V. Sponsored
Impala Platinum Holdings                     Byd Co., Ltd.              (78,000)    (627)     ADR                  (16,170)    (408)
  Ltd. Sponsored ADR(10)    10,800      280  Carpetright plc            (45,740)    (562)   Walgreen Co.            (9,750)    (327)
Kaneka Corp.                66,000      396  Compass Group plc          (35,370)    (295)                                  --------
RTI International Metals,                    Crew (J.) Group, Inc.      (45,430)  (1,527)                                   (15,726)
  Inc.(2)(10)               17,700      542  Family Dollar Stores, Inc. (17,410)    (769)                                  --------
Titanium Metals Corp.(2)    28,350      566  Garmin Ltd.                 (9,330)    (283)
Tokyo Ohka Kogyo Co., Ltd.  17,090      305  Genuine Parts Co.          (15,060)    (671)   ENERGY--(5.2)%
                                   --------  Hermes International        (4,190)    (957)   AMEC plc               (39,950)    (619)
                                      2,390  Husqvarna AB              (107,260)    (794)   Baker Hughes, Inc.     (18,170)    (774)
                                   --------  Intercontinental Hotels                        Berry Petroleum Co.
TELECOMMUNICATION                              Group plc                (31,450)    (561)     Class A              (20,130)    (639)
  SERVICES--1.5%                             Li & Fung Ltd.             (60,000)    (338)   Cenovus Energy, Inc.   (10,980)    (316)
Frontier Communications                      LKQ Corp.                  (42,729)    (889)   Devon Energy Corp.      (3,260)    (211)
  Corp.                     93,620     765   Lululemon Athletica, Inc.  (23,920)  (1,070)   Diamond Offshore
                                             NGK Spark Plug Co., Ltd.   (22,000)    (294)     Drilling, Inc.       (11,180)    (757)
                                                                                            Goodrich Petroleum
                                                                                              Corp.                (28,120)    (410)
                                                                                            Nabors Industries
                                                                                              Ltd.                 (25,960)    (469)
                                                                                            PetroChina Co., Ltd.
                                                                                              ADR                   (2,820)    (328)
                                                                                            Seadrill Ltd.          (11,830)    (343)
                                                                                                                           --------
                                                                                                                             (4,866)
                                                                                                                           --------
                                                                                            FINANCIALS--(7.1)%
                                                                                            CBOE Holdings, Inc.    (13,320)    (267)
                                                                                            Charles Schwab Corp.
                                                                                              (The)                (29,830)    (415)
                                                                                            FirstMerit Corp.       (16,300)    (299)



            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 69

                                                     VIRTUS MARKET NEUTRAL FUND
                                   SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------
FINANCIALS--CONTINUED                        INDUSTRIALS--CONTINUED                       UTILITIES--(1.4)%
Hannover Rueckversicherung                                                                Huaneng Power
  AG Registered Shares      (8,480)$   (390) GATX Corp.                 (26,320)$   (772)   International, Inc.
Prosperity Bancshares,                       Legrand SA                 (15,050)    (509)   Sponsored ADR         (4,890)$   (121)
  Inc.                     (38,200)  (1,240) Rolls-Royce Group plc      (84,346)    (799) NextEra Energy, Inc.    (8,390)    (456)
TCF Financial Corp.        (57,860)    (937) Stericycle, Inc.            (2,040)    (142) PG&E Corp.             (10,110)    (459)
Trustmark Corp.            (12,160)    (264) UniFirst Corp.             (11,340)    (501) Tractebel Energia SA
Valley National Bancorp    (56,448)    (728) Vestas Wind Systems A/S    (14,025)    (528)   Sponsored ADR        (18,960)    (281)
Waddell & Reed Financial,                    Watsco, Inc.                (9,800)    (546)                                --------
  Inc. Class A             (12,400)    (339)                                    --------                                   (1,317)
Washington Federal, Inc.   (32,470)    (495)                                      (8,974) ---------------------------------------
Westamerica Bancorp        (23,080)  (1,258)                                    --------  TOTAL COMMON STOCKS SOLD SHORT--(88.9)%
                                    -------  INFORMATION TECHNOLOGY--(11.3)%              (PROCEEDS ($75,713))            (82,637)
                                     (6,632) Advanced Semiconductor                       ---------------------------------------
                                    -------  Engineering, Inc. ADR     (116,534)    (479) TOTAL SECURITIES SOLD SHORT--(88.9)%
HEALTH CARE--(14.6)%                         Altera Corp.               (46,220)  (1,394) (PROCEEDS ($75,713))           (82,637)(1)
AMAG Pharmaceuticals, Inc.  (6,710)    (115) Amdocs Ltd.                 (4,680)    (134) ---------------------------------------
AstraZeneca plc Sponsored                    ANSYS, Inc.                (13,120)    (554)
  ADR                      (20,250)  (1,027) Automatic Data Processing,                   ABBREVIATIONS:
Auxilium Pharmaceuticals,                      Inc.                      (3,270)    (137) ADR   American Depositary Receipt
  Inc.                     (12,690)    (314) CACI International, Inc.
Bard (C.R.), Inc.           (5,680)    (462)   Class A                   (7,860)    (356) COUNTRY WEIGHTINGS - LONG as of 9/30/10+
Becton, Dickinson & Co.    (11,180)    (828) Finisar Corp.              (36,830)    (692) -----------------------------------------
Biogen Idec, Inc.          (19,040)  (1,068) LG Display Co., Ltd. ADR   (24,970)    (435) United States (includes short-term
CareFusion Corp.           (11,470)    (285) Marvell Technology Group                       investments)                       75%
Charles River Laboratories                     Ltd.                     (18,990)    (333) United Kingdom                        5
  International, Inc.       (4,230)    (140) MasterCard, Inc. Class A    (3,460)    (775) France                                3
Conceptus, Inc.            (12,560)    (173) National Semiconductor                       Japan                                 3
Covance, Inc.              (13,320)    (623)   Corp.                    (14,890)    (190) Netherlands                           3
DaVita, Inc.                (2,670)    (184) Neopost SA                  (6,729)    (501) China                                 1
DENTSPLY International,                      QLogic Corp.               (38,800)    (684) Germany                               1
  Inc.                     (16,080)    (514) SAP AG Sponsored ADR        (9,200)    (454) Other                                 9
Eisai Co., Ltd.            (17,350)    (607) Skyworks Solutions, Inc.   (17,650)    (365) -----------------------------------------
Eli Lilly & Co.            (13,660)    (499) Taiwan Semiconductor                         Total                               100%
Gen-Probe, Inc.            (15,140)    (734)   Manufacturing Co., Ltd.,                   -----------------------------------------
Haemonetics Corp.          (10,070)    (589)   Sponsored ADR            (33,350)    (338) + % of total investments as of September
Health Net, Inc.            (7,710)    (210) Texas Instruments, Inc.    (14,570)    (395)   30, 2010
Healthways, Inc.           (26,950)    (314) Visa, Inc. Class A          (9,880)    (734) -----------------------------------------
Integra LifeSciences                         Vishay Intertechnology,
  Holdings Corp.           (12,330)    (487)   Inc.                     (37,770)    (366) COUNTRY WEIGHTINGS - SHORT as of 9/30/10+
Intuitive Surgical, Inc.    (2,520)    (715) Xilinx, Inc.               (14,690)    (391) -----------------------------------------
Invacare Corp.             (19,470)    (516) Yahoo!, Inc.               (33,160)    (470) United States                        71%
Johnson & Johnson           (2,980)    (185) Zebra Technologies Corp.                     United Kingdom                        6
Laboratory Corp. of America                    Class A                  (10,610)    (357) France                                5
  Holdings                  (2,890)    (227)                                    --------  Japan                                 4
Lundbeck (H) A/S           (23,040)    (407)                                     (10,534) Bermuda                               2
Mylan, Inc.                (25,360)    (477)                                    --------  China                                 2
NuVasive, Inc.              (3,920)    (138) MATERIALS--(3.1)%                            Denmark                               1
Owens & Minor, Inc.         (6,900)    (196) Anglo Platinum Ltd. ADR     (3,900)    (367) Other                                 9
Techne Corp.               (10,395)    (642) OJI Paper Co., Ltd.        (88,980)    (393) -----------------------------------------
UCB SA                      (7,640)    (265) OZ Minerals Ltd.          (267,320)    (376) Total                               100%
Vertex Pharmaceuticals,                      Sensient Technologies                        -----------------------------------------
  Inc.                     (18,250)    (631)   Corp.                    (35,890)  (1,094) + % of total investments as of September
                                    -------  Sigma-Aldrich Corp.         (2,460)    (148)   30, 2010
                                    (13,572) Toray Industries, Inc.     (80,370)    (448) -----------------------------------------
                                    -------                                     --------
INDUSTRIALS--(9.7)%                                                               (2,826)
American Superconductor                                                         --------
  Corp.                     (9,950)    (309) TELECOMMUNICATION SERVICES--(1.4)%
Baldor Electric Co.        (33,960)  (1,372) Indosat Tbk PT ADR         (10,010)    (305)
Bucyrus International,                       Mobile TeleSystems OJSC
  Inc.                      (9,440)    (655)   Sponsored ADR            (14,690)    (312)
Central Japan Railway Co.      (34)    (250) tw telecom, inc.           (36,290)    (674)
Cobham plc                (120,640)    (438)                                    --------
Con-way, Inc.              (16,800)    (521)                                      (1,291)
Donaldson Co., Inc.        (19,970)    (941)                                    --------
Dongfang Electric Corp.,
  Ltd.                    (147,200)    (691)

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 70

                                                     VIRTUS MARKET NEUTRAL FUND
                                   SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                Level 3 -
                                  Total Value      Level 1 -   Significant
                                     at            Quoted      Unobservable
                              September 30, 2010   Prices         Inputs
                              ------------------  ----------  -------------
INVESTMENTS IN SECURITIES:
Equity Securities:
  Common Stocks                  $ 82,533          $ 82,533       $ 0(a)
  Short-Term Investments            5,276             5,276        --
                                 --------          --------       ---
Total Investments                $ 87,809          $ 87,809       $ 0(a)
                                 ========          ========       ===
Liabilities:
  Common Stocks Sold Short       $(82,637)         $(82,637)      $--
                                 ========          ========       ===

There are no Level 2 (significant observable inputs) priced securities.

(a) Level 3 Common Stock has a beginning and ending value of $0.


           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 71

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                              PAR                                         PAR                                       PAR
                              VALUE       VALUE                           VALUE       VALUE                        VALUE   VALUE
                           ----------    -------                       ----------    -------                       -----  ------
U.S. GOVERNMENT SECURITIES--0.7%                   Series FR-30,                             NON-AGENCY--CONTINUED
U.S. Treasury Bond                                 10.750%, 5/15/16     3,360,000IDR $   436 GMAC Commercial
  3.875%, 8/15/40          $    1,500    $ 1,551 Republic of Korea                             Mortgage
------------------------------------------------   Series 1112,                                Securities, Inc.
TOTAL U.S. GOVERNMENT SECURITIES                   4.750%, 12/10/11     1,427,500KRW   1,278   04-C2, A3
(IDENTIFIED COST $1,562)                   1,551 Republic of Lithuania                         5.134%, 8/10/38     $  450 $  480
------------------------------------------------   144A 7.375%,                              Greenwich Capital
                                                   2/11/20(4)          $      500        559   Commercial
MUNICIPAL BONDS--0.4%                            Republic of Poland                            Funding
                                                   Series 0414,                                Corp. 04-GG1, A7
KENTUCKY--0.2%                                     5.750%, 4/25/14          2,945PLZ   1,037   5.317%, 6/10/36        550    603
State of Kentucky                                Republic of South                           JPMorgan Chase
  General Fund Taxable                             Africa                                      Commercial
  3.165%, 4/1/18                  505        510   Series R-201                                Mortgage
                                         -------   8.750%, 12/21/14         5,285ZAR     798   Securities Corp.
                                                 Republic of Sri                               05-LDP2, AM
MICHIGAN--0.1%                                     Lanka 144A                                  4.780%, 7/15/42        775    775
Tobacco Settlement Finance                         6.250%, 10/4/20(4)         450        456   06-CB17, AM
  Authority Taxable Series                       Republic of Turkey                            5.464%, 12/12/43       600    571
  06-A, 7.309%, 6/1/34            165        131   0.000%, 2/2/11           1,220TRY     823   05-LDP5, AM
                                         ------- Republic of Ukraine                           5.405%, 12/15/44(3)    950    965
                                                   RegS                                        06-LDP7, A4
VIRGINIA--0.1%                                     6.580%, 11/21/16(5)        360        355   6.062%, 4/15/45(3)   1,000  1,109
Tobacco Settlement                               Russian Federation                            06-LDP9, A3
  Financing Corp.                                  RegS                                        5.336%, 5/15/47        700    728
  Taxable Series 07-A1,                            7.500%,                                     07-LD12, A4
  6.706%, 6/1/46                  345        239   3/31/30(3)(5)              134        160   5.882%, 2/15/51        750    787
------------------------------------------------ ------------------------------------------- Lehman Brothers
TOTAL MUNICIPAL BONDS                            TOTAL FOREIGN GOVERNMENT SECURITIES           - UBS
(IDENTIFIED COST $983)                       880 (IDENTIFIED COST $21,485)            24,510   Commercial
------------------------------------------------ -------------------------------------------   Mortgage
                                                                                               Trust
FOREIGN GOVERNMENT SECURITIES--11.7%             MORTGAGE-BACKED SECURITIES--13.8%             07-C2, A3
                                                                                               5.430%, 2/15/40      1,100  1,151
Bolivarian Republic of                           NON-AGENCY--13.8%                             07-C2, H 144A
  Venezuela                                      American Tower Trust                          6.212%,
  8.500%, 10/8/14               1,210      1,022   07-1A, C                                    2/15/40(3)(4)          850     97
  RegS 5.750%, 2/26/16(5)         705        493   144A 5.615%,                                05-C3, AM 4.794%,
  9.250%, 9/15/27               1,035        763   4/15/37(4)                 750        799   7/15/40                350    352
  9.375%, 1/13/34                 950        651 Bear Stearns                                  07-C6, A4 5.858%,
Commonwealth of Australia                          Commercial                                  7/15/40                700    730
  Series 123,                                      Mortgage                                    07-C7, A3 5.866%,
  5.750%, 4/15/12               2,525AUD   2,476   Securities, Inc.                            9/15/45                600    635
Commonwealth of Canada                             06-PW12, A4                               Lehman Brothers
  2.750%, 12/1/10               2,704CAD   2,636   5.907%, 9/11/38(3)         790        882   Commercial
  2.000%, 9/1/12                  505CAD     497   06-PW12, AM                                 Conduit Mortgage
Commonwealth of New                                5.946%, 9/11/38(3)         650        648   Trust
  Zealand Series 1111,                             06-PW14, A4                                 07-C3, A4 6.152%,
  6.000%, 11/15/11              2,170NZD   1,636   5.201%, 12/11/38           350        370   7/15/44(3)             500    526
Federative Republic of                             05-PW10, A4                               Merrill Lynch
  Brazil                                           5.405%, 12/11/40           950      1,032   Mortgage
  12.500%, 1/5/22               1,125BRL     820   07-T28, A4                                  Trust
  10.250%, 1/10/28              2,130BRL   1,412   5.742%, 9/11/42            800        888   06-C1, AM 5.838%,
Kingdom of Norway                                  05-T20, A4A                                 5/12/39(3)             715    716
  Series 469,                                      5.296%, 10/12/42(3)        600        663 Merrill Lynch-
  6.000%, 5/16/11               2,760NOK     479   07-PW18, A4                                 Countrywide
Kingdom of Sweden                                  5.700%, 6/13/50            750        807   Commercial Mortgage
  Series 1045,                                     07-PW18, AM                                 Trust
  5.250%, 3/15/11               3,250SEK     491   6.084%, 6/13/50            725        662   06-4, A3 5.172%,
Republic of Argentina PIK                        Citigroup/Deutsche                            12/12/49               650    673
  Interest Capitalization                          Bank                                      Morgan Stanley
  8.280%, 12/31/33              2,692      2,252   Commercial Mortgage                         Capital I
  Series GDP 3.169%,                               Trust                                       05-HQ5, A3 5.007%,
  12/15/35(3)                   3,200        398   05-CD1, AM                                  1/14/42                197    203
Republic of Colombia                               5.396%, 7/15/44(3)         610        620   06-IQ12, A4
  12.000%, 10/22/15           925,000COP     676   07-CD4, A4                                  5.332%, 12/15/43     1,300  1,416
  6.125%, 1/18/41               1,000      1,150   5.322%, 12/11/49           475        492   07-IQ14, A4
Republic of Indonesia                            Credit Suisse First                           5.692%, 4/15/49        820    851
  Series FR-23, 11.000%,                           Boston                                    Residential Accredit
  12/15/12                  6,200,000IDR     756   Mortgage Securities                         Loans, Inc.
                                                   Corp.                                       02-QS12, B1
                                                   04-C5, A3                                   6.250%, 9/25/32        321     65
                                                   4.499%, 11/15/37           825        842 Salomon Brothers
                                                 Credit Suisse                                 Mortgage
                                                   Mortgage Capital                            Securities VII,
                                                   Certificates                                Inc.
                                                   06-C1, A3                                   01-C1, D
                                                   5.711%, 2/15/39 (3)        650        696   6.831%, 12/18/35       650    660
                                                 GE Capital Commercial                       Timberstar Trust
                                                   Mortgage Corp.                              06-1A,
                                                   03-C1, C                                    C 144A
                                                   4.975%, 1/10/38            595        625   5.884%, 10/15/36(4)  1,000  1,048
                                                                                             Wachovia Bank
                                                                                               Commercial
                                                                                               Mortgage Trust
                                                                                               04-C12, A4
                                                                                               5.484%, 7/15/41(3)     450    490
                                                                                               07-C30, A5
                                                                                               5.342%, 12/15/43       410    402
                                                                                               06-C29, A4
                                                                                               5.308%, 11/15/48     1,000  1,077
                                                                                               07-C33, A4
                                                                                               6.102%, 2/15/51(3)     550    574

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


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
                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                              PAR                                             PAR                                       PAR
                              VALUE       VALUE                              VALUE   VALUE                              VALUE VALUE
                           ----------    -------                            ------- -------                             ----- -----
NON-AGENCY--CONTINUED                            CONSUMER DISCRETIONARY--CONTINUED          CONSUMER STAPLES--1.4%
Washington Mutual Mortgage                       Harrah's Operating Co.,                    BFF International
  Pass-Through                                     Inc.                                       Ltd. 144A
  Certificates                                     11.250%, 6/1/17          $   425 $   467   7.250%, 1/28/20(4)        $ 150 $  162
  05-AR10, 1A2                                     144A 12.750%, 4/15/18(4)      90      84 Bunge Ltd. Finance Corp.
  2.771%, 9/25/35 (3)      $      670    $   604 Hyatt Hotels Corp. 144A                      8.500%, 6/15/19             250    302
Wells Fargo Mortgage-                              5.750%, 8/15/15(4)           100     108 Constellation Brands, Inc.
  Backed                                         International Game                           8.375%, 12/15/14            165    183
  Securities Trust                                 Technology                               Diversey, Inc.
  07-16, 1A7                                       7.500%, 6/15/19              580     689   8.250%, 11/15/19             50     54
  6.000%, 12/28/37                690        602 Landry's Holdings, Inc.                    Michael Foods, Inc. 144A
------------------------------------------------   144A                                       9.750%, 7/15/18(4)          275    296
TOTAL MORTGAGE-BACKED SECURITIES                   11.500%, 6/1/14(4)           275     257 Reynolds American, Inc.
(IDENTIFIED COST $25,862)                 28,916 Landry's Restaurants, Inc.                   7.625%, 6/1/16              375    440
------------------------------------------------   11.625%, 12/1/15             200     212 Rite Aid Corp. 144A
                                                   144A 11.625%, 12/1/15(4)      45      48   8.000%, 8/15/20(4)          120    122
ASSET-BACKED SECURITIES--2.2%                    Libbey Glass, Inc. 144A                    Tyson Foods, Inc.
Bombardier Capital                                 10.000%, 2/15/15(4)           50      54   7.350%, 4/1/16              650    722
  Mortgage                                       McJunkin Red Man Corp.                     Yankee Acquisition Corp.
  Securitization Corp.                             144A 9.500%, 12/15/16(4)     360     319   Series B, 9.750%, 2/15/17   535    559
  99-A, A3                                       Mediacom LLC/Mediacom                                                        ------
  5.980%, 1/15/18                 711        647   Capital Corp.                                                               2,840
Carmax Auto Owner                                  9.125%, 8/15/19              750     780                                   ------
  Trust 07-2,                                    MGM Resorts International,                 ENERGY--6.9%
  B 5.370%, 3/15/13               350        358   Inc.                                     Anadarko Petroleum Corp.
Conseco Finance                                    7.625%, 1/15/17              400     339   6.375%, 9/15/17             560    617
  Securitizations                                  11.125%, 11/15/17            225     257 Antero Resources Finance
  Corp. 01-3, A4                                 Mobile Mini, Inc.                            Corp.
  6.910%, 5/1/33                  662        697   6.875%, 5/1/15               350     345   9.375%, 12/1/17             250    267
Dunkin Securitization/DB                         NCLCorp., Ltd.                             Coffeyville Resources LLC/
  Master Finance LLC                               11.750%, 11/15/16            500     562   Coffeyville Finance,
  06-1, M1                                       Nebraska Book Co., Inc.                      Inc.
  144A 8.285%, 6/20/31(4)         690        680   10.000%, 12/1/11             500     509   144A 10.875%, 4/1/17(4)     675    715
FMAC Loan Receivables                            Pinnacle Entertainment,                    Denbury Resources, Inc.
  Trust                                            Inc.                                       7.500%, 12/15/15            510    532
  98-CA, A2                                        8.750%, 5/15/20              200     198 Energy Transfer Equity LP
  144A 6.660%, 9/15/20(4)           1          1 Pokagon Gaming Authority                     7.500%, 10/15/20             75     79
Harley-Davidson Motorcycle                         144A 10.375%, 6/15/14(4)     117     123 Expro Finance Luxembourg
  Trust 07-2, C                                  QVC, Inc. 144A                               SCA 144A 8.500%,
  5.410%, 8/15/15                 565        588   7.500%, 10/1/19(4)           820     861   12/15/16(4)                 750    718
IHOP Franchising LLC 07-3A                       River Rock Entertainment                   Gazprom International SA
  144A 7.059%, 12/20/37(4)        800        798   Authority (The)                            144A 7.201%, 2/1/20(4)      580    628
IndyMac Manufactured                               9.750%, 11/1/11              250     227 Gazprom OAO (Gaz
  Housing Contract                               Royal Caribbean Cruises                      Capital SA)
  98-1, A3                                         Ltd.                                       144A 6.212%, 11/22/16(4)    935    993
  6.370%, 9/25/28                 508        430   6.875%, 12/1/13            1,250   1,322   144A 8.146%, 4/11/18(4)     100    117
Popular ABS Mortgage                             Scientific Games                             144A 6.510%, 3/7/22(4)      315    335
  Pass-Through Trust                               International,                           Helix Energy Solutions
  05-5, AF3                                        Inc. 9.250%, 6/15/19         170     181   Group, Inc.
  5.086%, 11/25/35(3)             447        443 Seminole Hard Rock                           144A 9.500%, 1/15/16(4)     200    204
------------------------------------------------   Entertainment, Inc.                      Hercules Offshore,
TOTAL ASSET-BACKED SECURITIES                      /Seminole                                  Inc. 144A
(IDENTIFIED COST $4,555)                   4,642   Hard Rock International                    10.500%, 10/15/17(4)        225    188
------------------------------------------------   LLC                                      Holly Corp. 9.875%, 6/15/17    88     94
                                                   144A 2.792%, 3/15/14                     OPTI Canada, Inc.
CORPORATE BONDS--54.5%                             (3)(4)                        75      66   7.875%, 12/15/14            600    455
                                                 Seneca Gaming Corp.                        Petrohawk Energy Corp.
CONSUMER DISCRETIONARY--5.6%                       Series B                                   10.500%, 8/1/14             475    540
Advance Auto Parts, Inc.                           7.250%, 5/1/12                19      19 Petroleos de Venezuela SA
  5.750%, 5/1/20                  265        286 Toys R Us Property Co.,                      5.250%, 4/12/17             950    553
American Axle &                                    LLC                                      Petroleos Mexicanos 144A
  Manufacturing                                    144A 8.500%, 12/1/17(4)      600     637   6.000%, 3/5/20(4)           270    298
  Holdings, Inc. 144A                            TRW Automotive, Inc. 144A                  Petropower I Funding Trust
  9.250%, 1/15/17(4)              350        385   8.875%, 12/1/17(4)           140     154   144A 7.360%, 2/15/14(4)     406    412
Arcos Dorados B.V. 144A                          Universal City Development                 Pioneer Drilling Co. 144A
  7.500%, 10/1/19(4)              375        408   Partners Ltd./Universal                    9.875%, 3/15/18 (4)         110    113
Cengage Learning                                   City                                     Pride International, Inc.
  Acquisitions, Inc. 144A                          Development Partners                       8.500%, 6/15/19             330    383
  10.500%, 1/15/15(4)             400        400   Finance, Inc.                            QEP Resources, Inc.
Cequel Communications                              8.875%, 11/15/15              60      62   6.875%, 3/1/21              480    522
  Holdings I LLC/Cequel                            10.875%, 11/15/16            200     218 Rowan Cos., Inc.
  Capital Corp. 144A                             Videotron Ltee                               5.000%, 9/1/17              485    501
  8.625%, 11/15/17(4)             170        180   6.375%, 12/15/15             180     185
DigitalGlobe, Inc.                                 9.125%, 4/15/18               82      93
  10.500%, 5/1/14                  65         73 Wyndham Worldwide Corp.
Eastman Kodak Co.                                  7.375%, 3/1/20               590     632
  7.250%, 11/15/13                 72         69                                    -------
                                                                                     11,809
                                                                                    -------

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 73
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

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                           PAR                                       PAR
                             VALUE     VALUE                              VALUE   VALUE                              VALUE     VALUE
                           -------    -------                            ------- -------                            ------    ------
ENERGY--CONTINUED                             FINANCIALS--CONTINUED                      INANCIALS--CONTINUED
SEACOR Holdings, Inc.                         Blackstone Holdings                        Hertz Corp. (The)
  7.375%, 10/1/19          $   600    $   654   Finance                                    10.500%, 1/1/16          $  100    $  107
Swift Energy Co.                                Co., LLC 144A                            Host Hotels & Resorts LP
  8.875%, 1/15/20              500        523   6.625%, 8/15/19(4)       $   385 $  409    9.000%, 5/15/17             125       140
TengizChevroil Finance Co.                    Brandywine Operating                       ICICI Bank Ltd. 144A
  S.A.R.L. 144A                                 Partnership LP                             6.375%, 4/30/22(3)(4)       375       377
  6.124%, 11/15/14(4)          643        680   7.500%, 5/15/15              500    560  International Lease
Tesoro Corp. 6.500%,                          Capital One Capital VI                       Finance Corp.
  6/1/17                       480        475   8.875%, 5/15/40            1,000  1,050    4.750%, 1/13/12             600       603
Transocean, Inc.                              Cemex Finance LLC 144A                       5.300%, 5/1/12              625       630
  6.500%, 11/15/20             725        790   9.500%, 12/14/16(4)          245    248  Jefferies Group, Inc.
  Series C                                    Chubb Corp.                                  8.500%, 7/15/19             500       581
  1.500%, 12/15/37             500        478   6.375%, 3/29/67(3)           680    670  JPMorgan Chase & Co.
Venoco, Inc.                                  CIT Group, Inc.                              Series 1,
  11.500%, 10/1/17             600        638   7.000%, 5/1/13               600    606    7.900%, 12/31/49(3)         247       265
Weatherford International                     Citigroup, Inc.                            JPMorgan Chase Capital
  Ltd.                                          5.000%, 9/15/14              365    379    XXVII
  9.625%, 3/1/19               318        415   4.875%, 5/7/15               845    877    Series AA 7.000%,
Western Refining, Inc.                          5.500%, 2/15/17              255    263    11/1/39                     500       513
  144A                                        City National Corp.                        Kazkommerts Bank
  11.250%, 6/15/17(4)          600        567   5.250%, 9/15/20              475    484    International BV
                                      ------- Comerica Capital Trust II                    RegS 8.500%, 4/16/13(5)     500       496
                                       14,484   6.576%, 2/20/37(3)           750    750    RegS 8.000%, 11/3/15(5)     250       236
                                      ------- Discover Bank                              Kimco Realty Corp.
FINANCIALS--26.3%                               8.700%, 11/18/19             250    295    6.875%, 10/1/19             550       640
ABH Financial Ltd.                              7.000%, 4/15/20              700    762  Lincoln National Corp.
  (Alfa Markets Ltd.) 144A                    DuPont Fabros Technology                     8.750%, 7/1/19              300       386
  8.200%, 6/25/12(4)           150        159   LP                                         6.050%, 4/20/67(3)          300       265
ADCB Finance Cayman Ltd.                        8.500%, 12/15/17             700    754  Lloyds Banking Group
  144A 4.750%, 10/8/14(4)      560        570 Equity One, Inc.                             Capital
AFLAC, Inc. 8.500%,                             6.250%, 12/15/14             375    406    No.1 plc 144A
  5/15/19                      300        382 Fidelity National                            7.875%, 11/1/20(4)          600       591
Agile Property Holdings                         Financial                                Lloyds TSB Bank plc 144A
  Ltd.                                          Services, Inc.                             6.500%, 9/14/20(4)          750       757
  144A 10.000%,                                 6.600%, 5/15/17              750    774  Lukoil International
  11/14/16(4)                  240        263 Fifth Third Capital                          Finance
Alfa Invest Ltd. 144A                           Trust IV                                   BV 144A 7.250%,
  9.250%, 6/24/13(4)           350        377   6.500%, 4/15/37(3)           800    763    11/5/19(4)                  525       572
Allstate Corp.                                First Niagara Financial                    Macquarie Group Ltd. 144A
  6.125%, 5/15/37(3)           680        632   Group, Inc.                                7.625%, 8/13/19(4)          500       582
Ally Financial, Inc.                            6.750%, 3/19/20              500    552  Morgan Stanley
  6.875%, 9/15/11              253        262 First Tennessee Bank N.A.                    6.000%, 5/13/14             165       181
American General Finance                        5.050%, 1/15/15              725    719    5.750%, 10/18/16            280       303
  Corp.                                       First Tennessee Capital I                    144A 10.090%, 5/3/17(4)   1,000BRL    565
  5.400%, 12/1/15              750        608   Series A, 8.070%, 1/6/27     475    456  Petroplus Finance Ltd.
AmSouth Bank N.A.                             Ford Motor Credit Co., LLC                   144A
  Series AI                                     8.000%, 6/1/14               400    438    6.750%, 5/1/14(4)           375       345
  4.850%, 4/1/13               825        831   8.700%, 10/1/14              125    140  Pinnacle Foods Finance
AON Corp 5.000%, 9/30/20       430        439   6.625%, 8/15/17              255    272    LLC/
Atlantic Finance Ltd. 144A                      8.125%, 1/15/20              650    748    Pinnacle Foods Finance
  9.750%, 5/27/14(4)           450        491 Genworth Financial, Inc.                     Corp.
Banco Bilbao Vizcaya                            5.750%, 6/15/14              500    518    144A 9.250%, 4/1/15(4)      175       183
  Argentaria S.A.                               6.515%, 5/22/18              700    714  PNC Financial Services
  International                               Glen Meadow Pass-Through                     Group, Inc.
  Preferred S.A.                                Trust 144A                                 8.250%, 5/29/49(3)          350       372
  Unipersonal                                   6.505%, 2/12/67(3)(4)        770    616  Principal Financial
  5.919%, 12/31/49(3)          675        584 Glencore Funding LLC 144A                    Group, Inc.
Banco Bradesco SA 144A                          6.000%, 4/15/14(4)         1,000  1,037    8.875%, 5/15/19             850     1,119
  5.900%, 1/16/21 (4)          750        761 GMAC LLC                                   ProLogis
Banco do Brasil SA                              7.250%, 3/2/11               633    647    7.625%, 8/15/14             500       540
  144A 5.375%, 1/15/21(4)      600        596   6.000%, 12/15/11             633    653    6.625%, 5/15/18             185       182
  144A 8.500%, 10/29/49(4)     600        705 Goldman Sachs Group, Inc.                    6.875%, 3/15/20             400       393
Banco Votorantim SA 144A                        (The)                                    Prudential Financial, Inc.
  7.375%, 1/21/20(4)           550        586   5.950%, 1/18/18              300    329    8.875%, 6/15/38(3)          450       502
Bank of America Corp.                           7.500%, 2/15/19              365    434  Regions Financial Corp.
  5.420%, 3/15/17              700        717 HBOs plc 144A                                7.750%, 11/10/14            200       217
  8.000%, 12/29/49(3)          375        387   6.750%, 5/21/18(4)           115    116    5.750%, 6/15/15             210       214
Bank of America Corp.                         Health Care REIT, Inc.                     Resona Bank Ltd. 144A
  Capital                                       4.700%, 9/15/17              700    707    5.850%, 9/29/49(3)(4)       750       748
  Trust XI 6.625%, 5/23/36     525        549                                            Royal Bank of Scotland
Barclays Bank plc                                                                          Group plc (The)
  144A 6.050%, 12/4/17(4)      435        472                                              6.400%, 10/21/19            370       403
  144A 5.926%,                                                                             7.648%, 8/29/49(3)          550       529
  9/29/49(3)(4)                600        561
Bear Stearns Cos., Inc.
  LLC (The)
  7.250%, 2/1/18               700        853

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 74

                                               VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE   VALUE                                VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
FINANCIALS--CONTINUED                        HEALTH CARE--CONTINUED                       MATERIALS--5.0%
Royal Bank of Scotland plc                   UHS Escrow Corp. 144A                        ABI Escrow Corp.
  (The)                                        7.000%, 10/1/18 (4)      $   140 $    145    144A
  4.875%, 3/16/15          $   285 $    300  Valeant Pharmaceuticals                        10.250%, 10/15/18
  3.950%, 9/21/15              205      207    International                                (4)               $      550 $    562
  5.625%, 8/24/20              750      786    8.375%, 6/15/16               35       41  Allegheny
Russian Agricultural Bank                                                       --------    Technologies,
  OJSC (RSHB Capital SA)                                                           2,688    Inc.
  144A 9.000%, 6/11/14(4)      100      115                                     --------    9.375%, 6/1/19           590      713
  144A 6.299%, 5/15/17(4)      380      396                                               Catalyst Paper
Santander US Debt S.A.                       INDUSTRIALS--3.7%                              Corp.
  Unipersonal (Banco                         America West Airlines                          7.375%, 3/1/14           750      313
  Santander S.A.) 144A                         00-1G                                      Celanese U.S.
  3.781%, 10/7/15 (4)          800      794    8.057%, 7/2/20               523      547    Holdings LLC
SLM Corp.                                    American Airlines, Inc.                        144A 6.625%,
  5.450%, 4/25/11              300      303    01-1,                                        10/15/18 (4)              45       46
  5.375%, 5/15/14              200      195    6.977%, 5/23/21              297      253  Commercial Metals
  8.450%, 6/15/18            1,050    1,061  CHC Helicopter SA 144A                         Co.
Societe Generale 144A                          9.250%, 10/15/20 (4)         325      330    7.350%, 8/15/18          730      791
  5.922%, 4/29/49 (3)(4)       650      616  Continental Airlines, Inc.                   Edgen Murray Corp
Sovereign Bank                                 98-1A,                                       12.250%, 1/15/15         650      473
  8.750%, 5/30/18              400      462    6.648%, 9/15/17              354      362  Georgia-Pacific LLC
SunTrust Bank                                DRS Technologies, Inc.                         144A
  5.400%, 4/1/20               500      518    6.625%, 2/1/16               500      513    7.125%, 1/15/17
TNK-BP Finance S.A. 144A                     Esco Corp. 144A                                (4)                      475      505
  7.500%, 3/13/13 (4)          325      354    8.625%, 12/15/13 (4)         600      618  Gerdau Holdings,
TNK-BP Finance SA 144A                       General Cable Corp.                            Inc. 144A
  7.250%, 2/2/20 (4)           100      109    7.125%, 4/1/17               500      510    7.000%, 1/20/20
Unum Group 7.125%, 9/30/16     450      519  Global Aviation Holdings                       (4)                       250      279
UOB Cayman Ltd. 144A                           Ltd.                                       Graham Packaging Co
  5.796%, 12/29/49 (3)(4)      500      514    144A 14.000%, 8/15/13                        LP/GPC Capital
Wachovia Bank NA                               (4)                          800      860    Corp I 144A
  5.000%, 8/15/15              250      276  Liberty Tire Recycling                         8.250%, 10/1/18
Webster Financial Corp.                        144A                                         (4)                      140      143
  5.125%, 4/15/14              205      201    11.000%, 10/1/16 (4)         170      173  Huntsman
Willis North America, Inc.                   Marquette Transportation                       International LLC
  7.000%, 9/29/19              500      550    Co./                                         144A 8.625%,
Woori Bank 144A                                Marquette Transportation                     3/15/21 (4)              125      130
  6.125%, 5/3/16 (3)(4)      1,000    1,013    Finance Corp. 144A                         Ineos Group
Zions Bancorp                                  10.875%, 1/15/17 (4)         125      128    Holdings plc
  7.750%, 9/23/14              225      238  Moog, Inc. 7.250%, 6/15/18     100      102    144A 8.500%,
                                   --------  Noble Group Ltd. 144A                          2/15/16 (4)            1,550    1,319
                                     54,995    6.750%, 1/29/20 (4)          880      948  International
                                   --------  Owens Corning, Inc.                            Paper Co.
                                               6.500%, 12/1/16              595      644    9.375%, 5/15/19          508      659
HEALTH CARE--1.3%                            PharmaNet Development                        Lyondell Chemical
Healthsouth Corp.                              Group, Inc. 144A                             Co.
  7.250%, 10/1/18              410      419    10.875%, 4/15/17 (4)         305      316    11.000%, 5/1/18          250      278
Inventiv Health, Inc. 144A                   Teekay Corp. 8.500%,                         Nova Chemicals
  10.000%, 8/15/18 (4)         400      398    1/15/20                      300      328    Corp.
Mylan, Inc. 144A                             United Rentals North                           3.748%,
  7.625%, 7/15/17 (4)          113      121    America, Inc.                                11/15/13(3)             1,000      961
Omnicare, Inc.                                 10.875%, 6/15/16             198      224  Owens-Brockway
  7.750%, 6/1/20               240      247  USG Corp. 144A                                 Glass Container,
Patheon, Inc. 144A                             9.750%, 8/1/14 (4)           100      105    Inc.
  8.625%, 4/15/17 (4)          110      113  Voto-Votorantim Ltd. 144A                      7.375%, 5/15/16          475      514
Psychiatric Solutions,                         6.750%, 4/5/21 (4)           750      795  Plastipak Holdings,
  Inc.                                                                          --------    Inc.
  Series 1, 7.750%,                                                                7,756    144A 8.500%,
  7/15/15                      375      392                                     --------    12/15/15 (4)             500      520
Rotech Healthcare, Inc.                                                                   Ryerson, Inc.
  144A                                       INFORMATION TECHNOLOGY--1.2%                   12.000%, 11/1/15         600      621
  10.750%, 10/15/15 (4)         75       75  Broadridge Financial                         Steel Dynamics, Inc.
Select Medical Corp.                           Solutions, Inc.                              7.375%, 11/1/12          225      242
  7.625%, 2/1/15               425      417    6.125%, 6/1/17               525      564  Vedanta Resources
U.S. Oncology, Inc.                          Crown Castle Holdings GS V                     plc 144A
  9.125%, 8/15/17              300      320    LLC/Crown Castle GS III                      9.500%, 7/18/18
                                               Corp.                                        (4)                      375      407
                                               144A 7.750%, 5/1/17 (4)      400      442  Verso Paper
                                             Freescale Semiconductor,                       Holdings LLC/
                                               Inc.                                         Verso Paper, Inc.
                                               10.125%, 12/15/16            350      320    11.500%, 7/1/14          300      330
                                             Jabil Circuit, Inc.                            Series B,
                                               8.250%, 3/15/18              600      674    11.375%, 8/1/16          750      678
                                             Sorenson Communications,                                                    --------
                                               Inc.                                                                        10,484
                                               144A 10.500%, 2/1/15 (4)     500      295                                 --------
                                             SunGard Data Systems, Inc.
                                               9.125%, 8/15/13              225      231  TELECOMMUNICATION SERVICES--2.7%
                                                                                --------  Axtel SAB de C.V.
                                                                                   2,526    144A
                                                                                --------    9.000%, 9/22/19
                                                                                            (4)                      200      186
                                                                                          Cincinnati Bell,
                                                                                            Inc.
                                                                                            8.250%, 10/15/17         180      183
                                                                                          Clearwire
                                                                                            Communications
                                                                                            LLC/Clearwire
                                                                                            Finance, Inc.
                                                                                            144A 12.000%,
                                                                                            12/1/15(4)               200      217
                                                                                            144A 12.000%,
                                                                                            12/1/15(4)               200      217
                                                                                          Frontier
                                                                                            Communications
                                                                                            Corp.
                                                                                            7.875%, 4/15/15          325      353
                                                                                            8.125%, 10/1/18          275      302
                                                                                          ITC DeltaCom, Inc.
                                                                                            10.500%, 4/1/16          400      408
                                                                                          Nextel
                                                                                            Communications,
                                                                                            Inc.
                                                                                            Series E 6.875%,
                                                                                            10/31/13                 175      177
                                                                                            Series D 7.375%,
                                                                                            8/1/15                   650      656

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 75

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
TELECOMMUNICATION SERVICES--CONTINUED        CONSUMER DISCRETIONARY--CONTINUED            FINANCIALS--0.6%
Qwest Corp.                                  Getty Images, Inc. Tranche                   AGFS Funding Co.
  8.375%, 5/1/16           $   200 $    236    B,                                           Tranche,
  6.500%, 6/1/17               215      235    6.250%, 7/2/15           $   393 $    396    7.250%, 4/21/15   $      420 $    423
Telecom Italia Capital SA                    Harrah's Operating Co.,                      Agile Property
  6.999%, 6/4/18               350      402    Inc.                                         Holdings Ltd.
  7.175%, 6/18/19              500      587    Tranche B-2,                                 Tranche, 3.000%,
Telemar Norte Leste SA                         3.498%, 1/28/15              346      299    1/25/13                  315      290
  144A                                         Tranche B-4,                               Synatech Holdings,
  5.500%, 10/23/20 (4)         305      309    9.500%, 10/31/16             213      219    Inc.
Virgin Media Finance plc                     HHI Group Holdings LLC                         Tranche, 2.290%,
  Series 1, 9.500%,                            Tranche, 10.500%,                            4/2/14                   449      384
  8/15/16                      410      465    3/30/15                      195      198  Universal City
West Corp. 144A                              Intelsat Jackson Holding                       Development
  8.625%, 10/1/18 (4)          150      153    Ltd. Tranche,                                Partners, Ltd.
Wind Acquisition Finance                       3.533%, 2/1/14               575      541    Tranche B,
  SA                                         Landry's Restaurant,                           5.500%, 11/6/14           74       75
  144A 11.750%, 7/15/17                        Inc.                                                                      --------
  (4)                          350      394    Tranche, 8.000%,                                                             1,172
Windstream Corp.                               11/30/13                     175      176                                 --------
  7.000%, 3/15/19              250      246  Las Vegas Sands LLC
                                   --------    Tranche B,                                 HEALTH CARE--1.0%
                                      5,726    3.030%, 11/23/16             298      271  Ardent Health
                                   --------    Tranche DD-I,                                Services, Inc.
                                               3.030%, 11/23/16              60       55    Tranche, 6.500%,
UTILITIES--0.4%                              Michaels Stores, Inc.                          9/15/15                  498      490
Centrais Eletricas                             Tranche B-2,                               Inventiv Health,
  Brasileiras SA                               4.906%, 7/31/16              550      540    Inc. Tranche,
  144A 6.875%, 7/30/19 (4)     100      118  Nielsen Finance LLC                            6.500%, 8/4/16           299      300
Israel Electric Corp.,                         Tranche A, 2.257%,                         Medical Card
  Ltd. 144A                                    8/9/13                       352      338    Systems, Inc.
  7.250%, 1/15/19 (4)          200      226    Tranche B, 4.008%,                           Tranche, 12.000%,
Midwest Generation LLC                         5/1/16                       205      199    9/17/15                  370      363
  Series B 8.560%, 1/2/16      101      100  RCN Corp. Tranche,                           Psychiatric
Suburban Propane Partners                      6.500%, 8/26/16              475      474    Solutions, Inc.
  LP/Suburban Energy                         Sinclair Television Group,                     Tranche B,
  Finance                                      Inc.                                         2.167%, 7/1/12           140      139
  Corp. 7.375%, 3/15/20        180      192    Tranche B,                                 RehabCare Group,
Texas Competitive Electric                     5.500%, 10/29/15             164      165    Inc.
  Holdings Co. LLC Series                    United Components, Inc.                        Tranche B,
  A                                            Tranche, 6.250%, 3/23/17     225      227    6.000%, 11/24/15         194      194
  10.250%, 11/1/15             200      132  Univision Communications,                    Rotech Healthcare,
                                   --------    Inc. Tranche B,                              Inc. PIK
                                        768    2.506%, 9/29/14            1,071      944    Interest
-------------------------------------------  Visant Corp. Tranche B,                        Capitalization,
TOTAL CORPORATE BONDS                          7.000%, 12/22/16             110      111    6.475%, 9/26/11          300      297
(IDENTIFIED COST $106,938)          114,076  Vision Solutions, Inc.                       Select Medical
-------------------------------------------    Tranche,                                     Corp.
                                               7.750%, 7/23/16              500      492    Tranche B-1,
LOAN AGREEMENTS(3)--15.0%                                                       --------    4.089%, 8/22/14          208      206
                                                                                  10,743  Warner Chilcott Co.
CONSUMER DISCRETIONARY--5.1%                                                    --------    LLC
Advantage Sales &                                                                           Tranche B-4,
  Marketing,                                 CONSUMER STAPLES--0.7%                         6.500%, 2/22/16           15       15
  Inc. Tranche, 8.500%,                      Revlon Consumer Products                       Tranche B-3,
  5/5/17                       385      385    Corp. Tranche,                               6.500%, 2/22/16           48       48
Alliance Laundry Holdings,                     6.167%, 3/11/15              701      700                                 --------
  Inc.                                       Reynolds Group Holdings                                                        2,052
  Tranche B, 0.000%,                           Ltd.                                                                      --------
  9/30/16                      650      655    Tranche, 5.750%, 5/5/16      199      200
AMF Bowling Worldwide,                         Tranche, 6.250%, 5/5/16      198      199  INDUSTRIALS--1.6%
  Inc.                                       Spectrum Brands, Inc.                        Harland Clarke
  Tranche B, 2.761%,                           Tranche, 8.188%, 6/16/16     333      339    Holdings Corp.
  6/7/13                       483      423                                     --------    Tranche B,
Atrium Cos., Inc. Tranche,                                                         1,438    2.777%, 6/30/14          986      867
  7.000%, 4/30/16              500      484                                     --------  Hawker Beechcraft
Bourland & Leverich Supply                                                                  Acquisition
  Co.                                        ENERGY--0.4%                                   Co. LLC Letter of
  Tranche, 11.000%,                          Big West Oil LLC Tranche,                      Credit,
  8/19/15                      370      363    12.000%, 7/23/15             226      230    2.100%, 3/26/14           34       27
Cengage Learning                             Hercules Offshore LLC                          Tranche, 2.256%,
  Acquisitions,                                Tranche B, 6.000%,                           3/26/14                  561      455
  Inc. Tranche, 2.540%,                        7/11/13                      495      427  Holdings Gaming
  7/3/14                       788      709  Venoco, Inc. Tranche C,                        Borrower
Ceridian Corp. Tranche,                        4.313%, 5/7/14               210      198    LP Tranche B-1,
  3.256%, 11/9/14              937      844                                     --------    12.000%, 6/30/15         159      160
Charter Communications                                                               855  Interactive Data
  Operating LLC Tranche                                                         --------    Corp.
  B-1,                                                                                      Tranche B,
  2.260%, 3/6/14                79       78                                                 6.750%, 1/29/17          200      202
  Tranche C, 3.540%,                                                                      Ozburn-Hessey
  9/6/16                       645      630                                                 Holding Co.
Clear Channel                                                                               LLC Tranche B,
  Communications, Inc.                                                                      7.500%, 4/8/16           398      403
  Tranche B,                                                                              Protection One,
  3.906%, 1/29/16              250      197                                                 Inc.
Ford Motor Co. Tranche                                                                      Tranche B,
  B-1,                                                                                      6.000%, 6/4/16           229      230
  3.023%, 12/15/13             337      330                                               Trans Union LLC
                                                                                            Tranche B,
                                                                                            6.750%, 6/15/17          329      334
                                                                                          Transaction Network
                                                                                            Services,
                                                                                            Inc. Tranche,
                                                                                            6.000%, 11/18/15         223      224
                                                                                          Vertrue, Inc.
                                                                                            Tranche,
                                                                                            3.290%, 8/16/14          196      170

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 76

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                   SHARES     VALUE
                            VALUE    VALUE                               VALUE    VALUE                       ---------- --------
                           ------- --------                             ------- --------  SHORT-TERM INVESTMENTS--1.9%
INDUSTRIALS--CONTINUED                       TELECOMMUNICATION SERVICES--CONTINUED
  Zuffa LLC Tranche B,                       Level 3 Communications,                      MONEY MARKET MUTUAL
  7.500%, 6/19/15          $   210   $  213    Inc.                                         FUNDS--1.9%
                                   --------    Tranche A,                                   BlackRock
                                      3,285    2.643%, 3/13/14          $   525 $    480    Liquidity Funds
                                   --------    Tranche B,                                   TempFund
                                               11.500%, 3/13/14             130      140    Portfolio -
INFORMATION TECHNOLOGY--3.0%                 Securus Technologies, Inc.                     Institutional
Airvana Network Solutions,                     Tranche, 8.000%,                             Shares
  Inc.                                         10/31/14                     488      490    (seven-day
  Tranche, 11.000%,                          U.S. TelePacific Corp.                         effective
  8/27/14                      453      449    Tranche B, 9.250%,                           yield 0.229%)      4,001,772 $  4,002
Allen Systems Group, Inc.                      8/17/15                      597      600  ---------------------------------------
  Tranche, 8.500%,                                                              --------  TOTAL SHORT-TERM INVESTMENTS
  10/18/13                     520      523                                        2,212  (IDENTIFIED COST $4,002)          4,002
  Tranche, 6.500%, 4/18/14     255      254                                     --------  ---------------------------------------
Avaya, Inc. Tranche B-1,
  3.058%, 10/24/14             740      658  UTILITIES--0.6%                              TOTAL INVESTMENTS--100.7%
Dresser, Inc. Tranche B,                     New Development Holdings                     (IDENTIFIED COST $197,695)      210,957(1)
  6.112%, 5/4/15               834      809    LLC Tranche,
DynCorp International LLC                      7.000%, 7/3/17               459      467  Other Assets and
  Tranche B, 6.250%,                         NRG Energy, Inc.                               Liabilities--(0.7)%            (1,558)
  7/7/16                       390      392    Tranche B, 1.767%,                                                        --------
First Data Corp.                               2/1/13                        33       32  NET ASSETS--100.0%             $209,399
  Tranche B-3,                                 Letter of Credit                                                          ========
  3.006%, 9/24/14              598      527    1.789%, 2/1/13               437      426
  Tranche B-1,                               Texas Competitive Electric                   ABBREVIATIONS:
  3.006%, 9/24/14              375      331    Holdings Co. LLC                           FNMA   Federal National Mortgage
Freescale Semiconductor,                       Tranche B-3,                                      Association
  Inc.                                         3.774%, 10/10/14             136      106         ("Fannie Mae")
  Tranche, 4.509%, 12/1/16     394      361    Tranche B-2,                               PIK    Payment-in-Kind Security
Infor Enterprise Solutions                     3.843%, 10/10/14             257      200  REIT   Real Estate Investment Trust
  Holdings, Inc.                                                                --------
  Tranche DD, 6.506%,                                                              1,231  FOREIGN CURRENCIES:
  3/2/14                       174      116  -------------------------------------------  AUD    Australian Dollar
  Tranche, 6.506%, 3/2/14      301      199  TOTAL LOAN AGREEMENTS                        BRL    Brazilian Real
Knology, Inc. Tranche B,                     (IDENTIFIED COST $30,780)            31,313  CAD    Canadian Dollar
  0.000%, 9/30/16              325      322  -------------------------------------------  COP    Colombian Peso
Reynolds & Reynolds Co.                                                                   IDR    Indonesian Rupiah
    (The)                                                                SHARES           KRW    Korean Won
  Tranche B, 5.250%,                                                    -------           NOK    Norwegian Krone
  4/21/17                      133      134  PREFERRED STOCK--0.3%                        NZD    New Zealand Dollar
SonicWALL, Inc. Tranche,                                                                  PLZ    Polish Zloty
  8.250%, 1/23/16              500      501  FINANCIALS--0.3%                             SEK    Swedish Krona
Spansion LLC Tranche B,                      Citigroup Capital XII                        TRY    New Turkish Lira
  7.500%, 2/9/15               537      542    7.875%                    10,650      266  ZAR    South African Rand
Springboard Finance LLC                      FNMA 8.250%                 38,000       16
  Tranche, 7.000%, 2/23/15     210      211  GMAC, Inc. (Ally)                            COUNTRY WEIGHTINGS as of 9/30/10+
                                   --------    7.00% 144A(4)                321      289  ----------------------------------------
                                      6,329  -------------------------------------------  United States (includes short-term
                                   --------  TOTAL PREFERRED STOCK                          investments)                       72%
                                             (IDENTIFIED COST $1,023)                571  United Kingdom                        4
MATERIALS--0.9%                              -------------------------------------------  Brazil                                3
Anchor Glass Container                                                                    Canada                                2
    Corp.                                    COMMON STOCKS--0.0%                          Russia                                2
  Tranche, 10.000%, 9/2/16     760      752                                               Venezuela                             2
Gentek Holding LLC                           CONSUMER DISCRETIONARY--0.0%                 Argentina                             1
  Tranche,                                   Mark IV Industries             117        4  Other                                 14
  7.000%, 10/29/14             136      136  -------------------------------------------  ----------------------------------------
Hoffmaster Group, Inc.                       TOTAL COMMON STOCKS                          Total                               100%
  Tranche,                                   (IDENTIFIED COST $1)                      4  ----------------------------------------
  7.063%, 5/12/16              395      385  -------------------------------------------  + % of total investments as of
Nalco Co.                                                                                   September 30, 2010
  Tranche B, 6.500%,                         EXCHANGE-TRADED                              ----------------------------------------
  5/13/16                      119      119  FUNDS--0.2%
  Tranche B-1,                               iShares FTSE/Xinhua
  0.000%, 10/5/17               90       90    China 25 Index Fund       11,500      492
New Sunward Holding BV                       -------------------------------------------
  Tranche B,                                 TOTAL EXCHANGE-TRADED FUNDS
  3.195%, 2/14/14              335      298  (IDENTIFIED COST $504)                  492
Smurfit-Stone Container                      -------------------------------------------
  Enterprise Tranche B,                      TOTAL LONG-TERM INVESTMENTS--98.8%
  6.750%, 2/22/16              214      216  (IDENTIFIED COST $193,693)          206,955
                                   --------  -------------------------------------------
                                      1,996
                                   --------

TELECOMMUNICATION SERVICES--1.1%
Cincinnati Bell, Inc.
  Tranche B,
  6.625%, 6/11/17              498      502

           For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 77

                                               VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements).

                                                                   Level 2 -     Level 3 -
                                       Total Value     Level 1 -  Significant   Significant
                                           at            Quoted    Observable  Unobservable
                                   September 30, 2010    Prices      Inputs       Inputs
                                   ------------------  ---------  -----------  ------------
INVESTMENTS IN SECURITIES:
Debt Securities:
  Asset-Backed Securities               $  4,642         $   --    $ 4,642         $ --
  Corporate Bonds                        114,076             --    114,076           --
  Foreign Government Securities           24,510             --     24,510           --
  Loan Agreements                         31,313             --     31,023          290
  Mortgage-Backed Securities              28,916             --     28,916           --
  Municipal Bonds                            880             --        880           --
  U.S. Government Securities               1,551             --      1,551           --
Equity Securities:
  Common Stocks                                4             --         --            4
  Exchange-Traded Funds                      492            492         --           --
  Preferred Stocks                           571            571         --           --
  Short-Term Investments                   4,002          4,002         --           --
                                        --------         ------   --------         ----
Total Investments                       $210,957         $5,065   $205,598         $294
                                        ========         ======   ========         ====

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                            Mortgage-Backed   Asset-Backed  Corporate     Loan     Common
                                    Total      Securities      Securities     Bonds    Agreements  Stocks
                                   -------  ----------------  ------------  ---------  ----------  ------
BALANCE AS OF SEPTEMBER 30, 2009:  $ 1,598      $   890           $ 54        $ 505      $149      $  --(e)
  Accrued discounts (premiums)(a)        3           --              1           --         2         --
  Realized gain (loss)(b)             (606)          --             (1)          --        --(f)    (605)
  Change in unrealized
    appreciation (depreciation)(b)     786          158              5            7        11        605
  Net purchases (sales)(c)            (159)          --            (58)        (100)       (1)        --
  Transfers in and/or out of
    level 3(d)                      (1,328)      (1,048)            (1)        (412)      129          4
                                   -------      -------            ----       -----      ----      -----
BALANCE AS OF SEPTEMBER 30, 2010:  $   294      $    --            $ --       $  --      $290      $   4
                                   =======      =======            ====       =====      ====      =====

(a) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.
(b) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.
(c) INCLUDES PAYDOWNS, IF ANY.
(d) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF SEPTEMBER 30, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE
    PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.
(e) LEVEL 3 COMMON STOCKS HAVE A BEGINNING VALUE OF $0.
(f) AMOUNT IS LESS THAN $500.

                                                 See Notes to Financial Statements


                                                                 78

                                                 VIRTUS PREMIUM ALPHASECTOR(TM) FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                            SHARES      VALUE      The following table provides a summary of inputs used to value the Fund's net
                           -------    ---------    assets as of September 30, 2010 (see Security Valuation Note 2A in the Notes to
EXCHANGE-TRADED FUNDS--96.7%                       Financial Statements).
Consumer Discretionary
  Select Sector SPDR Fund     595,879 $  19,908                                        Total Value     Level 1 -      Level 2 -
Consumer Staples Select                                                                    at           Quoted       Significant
  Sector SPDR Fund            708,605    19,749                                     September 30,2010   Prices    Observable Inputs
Financial Select Sector                                                             -----------------  ---------  -----------------
  SPDR Fund(14)             1,338,275    19,204    INVESTMENTS IN SECURITIES:
Industrial Select Sector                           Equity Securities:
  SPDR Fund(14)               635,015    19,863      Exchange-Traded Funds               $138,633      $ 138,633        $   --
Materials Select Sector                              Securities Lending Collateral         36,123         33,347         2,776
  SPDR Fund(14)               596,620    19,557      Short-Term Investments                 1,876          1,876            --
Technology Select Sector                                                                 --------      ---------        ------
  SPDR Fund                   887,200    20,424    Total Investments                     $176,632      $ 173,856        $2,776
Utilities Select Sector                                                                  ========      =========        ======
  SPDR Fund                   635,655    19,928
-----------------------------------------------    There are no Level 3 (significant unobservable inputs) priced securities.
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $134,431)              138,633
-----------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.7%
(IDENTIFIED COST $134,431)              138,633
-----------------------------------------------

SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.229%)             1,876,172     1,876
-----------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,876)                  1,876
-----------------------------------------------

SECURITIES LENDING COLLATERAL--25.2%

MONEY MARKET MUTUAL FUNDS--25.2%
BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.309%)(15)         2,776,406     2,776
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.240%)            33,347,115    33,347
-----------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $36,123)                36,123
-----------------------------------------------
TOTAL INVESTMENTS--123.2%
(IDENTIFIED COST $172,430)              176,632(1)
Other assets and liabilities,
  net--(23.2)%                          (33,303)
                                      ---------
NET ASSETS--100.0%                    $ 143,329
                                      =========

ABBREVIATION:
SPDR       S&P Depositary Receipt

                                                  See Notes to Financial Statements


                                                                 79
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
                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
FOREIGN GOVERNMENT SECURITIES--0.9%          FINANCIALS--0.7%                             TELECOMMUNICATION SERVICES--1.4%
Bolivarian Republic of                       Ford Motor Credit Co., LLC                   Clearwire
  Venezuela RegS                                8.700%, 10/1/14         $   140 $    157    Communications
  5.750%, 2/26/16(5)       $ 1,500 $  1,048     6.625%, 8/15/17             205      218    LLC/Clearwire
Republic of Argentina PIK                    International Lease                            Finance, Inc.
  Interest Capitalization                       Finance Corp.                               144A 12.000%,
  8.280%, 12/31/33             482      403     4.750%, 1/13/12             350      352      12/1/15(4)      $      750 $    814
-------------------------------------------  SLM Corp. 8.450%, 6/15/18      475      480    144A 12.000%,
TOTAL FOREIGN GOVERNMENT SECURITIES                                             --------      12/1/15(4)             200      216
(IDENTIFIED COST $1,495)              1,451                                        1,207  ITC DeltaCom, Inc.
-------------------------------------------                                     --------    10.500%, 4/1/16          700      715
                                                                                          Level 3 Financing,
ASSET-BACKED SECURITIES--0.1%                HEALTH CARE--0.5%                              Inc.
Harley-Davidson Motorcycle                   Inventiv Health, Inc. 144A                     4.344%, 2/15/15(3)       200      163
  Trust 07-2, C                                 10.000%, 8/15/18(4)         270      269  Nextel
  5.410%, 8/15/15              170      177  Rotech Healthcare, Inc.                        Communications,
-------------------------------------------     144A                                        Inc. Series D
TOTAL ASSET-BACKED SECURITIES                   10.750%, 10/15/15(4)        100       99    7.375%, 8/1/15           300      303
(IDENTIFIED COST $135)                  177  Select Medical Corp.                                                        --------
-------------------------------------------     7.625%, 2/1/15              450      442                                    2,211
                                                                                --------  ---------------------------------------
CORPORATE BONDS--9.0%                                                                810  TOTAL CORPORATE BONDS
                                                                                --------  (IDENTIFIED COST $ 14,226)       14,610
CONSUMER DISCRETIONARY--1.9%                                                              ---------------------------------------
American Axle &                              INDUSTRIALS--1.4%
  Manufacturing Holdings,                    Global Aviation Holdings                     LOAN AGREEMENTS(3)--86.2%
  Inc. 144A                                     Ltd. 144A
  9.250%, 1/15/17(4)           350      385     14.000%, 8/15/13(4)         730      785  CONSUMER DISCRETIONARY--26.4%
Cengage Learning                             Kratos Defense & Security                    24 Hour Fitness
  Acquisitions, Inc. 144A                       Solutions, Inc.                             Worldwide, Inc.
  10.500%, 1/15/15(4)          450      449     10.000%, 6/1/17             350      373    Tranche B,
Eastman Kodak Co.                            Liberty Tire Recycling                         6.750%, 4/22/16          998      956
  7.250%, 11/15/13              55       53     144A                                      Advantage Sales &
Harrah's Operating Co., Inc.                    11.000%, 10/1/16(4)         165      168    Marketing, Inc.
  11.250%, 6/1/17              140      154  PharmaNet Development                          Tranche, 5.000%,
  144A 12.750%, 4/15/18(4)      80       75     Group, Inc. 144A                              5/5/16                 741      740
Landry's Holdings, Inc.                         10.875%, 4/15/17(4)         415      431    Tranche, 8.500%,
  144A                                       TransDigm, Inc.                                  5/5/17                 615      615
  11.500%, 6/1/14(4)           200      187     7.750%, 7/15/14             500      508  Alliance Laundry
Landry's Restaurants,Inc.                                                       --------    Holdings, Inc.
  11.625%, 12/1/15             166      176                                        2,265    Tranche B,
Libbey Glass, Inc. 144A                                                         --------    0.000%, 9/30/16          750      756
  10.000%, 2/15/15(4)           75       81                                               AMF Bowling
MGM Resorts International,                   INFORMATION TECHNOLOGY--0.5%                   Worldwide, Inc.
  Inc.                                       Freescale Semiconductor,                       Tranche B,
  10.375%, 5/15/14              47       53     Inc.                                        2.757%, 6/7/13           571      500
Nebraska Book Co., Inc.                         10.125%, 12/15/16           450      412  Atrium Cos., Inc.
  10.000%, 12/1/11             615      626  Sorenson Communications,                       Tranche,
Seneca Gaming Corp.                             Inc. 144A                                   7.000%, 4/30/16        1,000      969
  Series B                                      10.500%, 2/1/15(4)          750      442  Bourland & Leverich
  7.250%, 5/1/12               400      396                                     --------    Supply Co.
Universal City Development                                                           854    Tranche,
  Partners Ltd./Universal City                                                  --------    11.000%, 8/19/15         330      323
  Development Partners                                                                    Carmike Cinemas,
  Finance, Inc.                              MATERIALS--1.8%                                Inc. Tranche,
  8.875%, 11/15/15              45       47  ABI Escrow Corp. 144A                          5.500%, 1/27/16          898      902
  10.875%, 11/15/16            300      326     10.250%, 10/15/18(4)        350      358  CDW LLC Tranche B,
                                   --------  Ardagh Packaging Finance                       4.257%, 10/10/14         992      916
                                      3,008     plc 144A                                  Cengage Learning
                                   --------     7.375%, 10/15/17(4)         250      258    Acquisitions,
                                             Catalyst Paper Corp.                           Inc. Tranche,
ENERGY--0.8%                                    7.375%, 3/1/14              300      125    2.540%, 7/3/14           897      807
Coffeyville Resources                        Ineos Group Holdings                         Ceridian Corp.
  LLC/Coffeyville Finance,                      plc 144A                                    Tranche,
  Inc. 144A                                     8.500%, 2/15/16(4)          750      638    3.256%, 11/9/14        1,551    1,398
  10.875%, 4/1/17(4)           700      742  Lyondell Chemical Co.                        Charter
Hercules Offshore, Inc.                         11.000%, 5/1/18             499      555    Communications
  144A                                       Verso Paper Holdings                           Operating LLC
  10.500%, 10/15/17(4)         275      230     LLC/Verso Paper, Inc.                       Tranche B-1,
Western Refining, Inc.                          11.500%, 7/1/14             365      402    2.260%, 3/6/14           157      154
  144A                                          Series B, 4.216%,                           Tranche C,
  10.750%, 6/15/14(3)(4)       325      310     8/1/14(3)                   500      447    3.540%, 9/6/16         1,276    1,247
                                   --------     Series B, 11.375%,                        Clear Channel
                                      1,282     8/1/16                      210      190    Communications,
                                   --------                                     --------    Inc. Tranche B,
                                                                                   2,973    3.906%, 1/29/16          520      410
                                                                                --------  CSC Holdings, LLC
                                                                                            Tranche B-2,
                                                                                            0.000%, 3/29/16          804      792
                                                                                          Cumulus Media, Inc.
                                                                                            Tranche,
                                                                                            4.006%, 6/11/14          745      675
                                                                                          Dana Holding Corp.
                                                                                            Tranche,
                                                                                            4.883%, 1/30/15          936      928

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 80

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
                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
CONSUMER DISCRETIONARY--CONTINUED            CONSUMER DISCRETIONARY--CONTINUED            CONSUMER STAPLES--CONTINUED
Dave & Busters, Inc.                         Nielsen Finance LLC                          Yankee Candle Co.,
  Tranche,                                     Tranche A, 2.258%,                           Inc. Tranche,
  6.000%, 6/1/16           $   998 $    996    8/9/13                   $   649 $    624    2.260%, 2/6/14    $      454 $    436
Emmis Operating Co.                            Tranche B, 4.008%,                                                        --------
  Tranche B,                                   5/1/16                       604      585                                    5,748
  4.281%, 11/1/13            1,189    1,007  OSI Restaurant Partners,                                                    --------
Ford Motor Co. Tranche B-1,                    LLC
  3.023%, 12/15/13             973      954    Tranche RC,                                ENERGY--1.9%
Getty Images, Inc.                             1.767%, 6/14/13               83       76  Big West Oil LLC
  Tranche B,                                   Tranche B,                                   Tranche,
  6.250%, 7/2/15               952      960    2.625%, 6/14/14              914      841    12.000%, 7/23/15         510      520
Harrah's Operating Co.,                      Pilot Travel Centers LLC                     Helix Energy
  Inc.                                         Tranche B,                                   Solutions Group,
  Tranche B-2,                                 5.250%, 6/30/16              280      284    Inc. Tranche,
  3.498%, 1/28/15            1,030      890  RCN Corp. Tranche,                             2.507%, 7/1/13           635      610
  Tranche B-4,                                 0.000%, 8/26/16            1,025    1,022  Hercules Offshore
  9.500%, 10/31/16             581      597  Sabre, Inc. Tranche,                           LLC Tranche B,
HHI Group Holdings LLC                         2.366%, 9/30/14              991      919    6.000%, 7/11/13        1,110      960
  Tranche,                                   Sinclair Television Group,                   Venoco, Inc.
  0.000%, 3/30/15              585      594    Inc. Tranche B,                              Tranche C,
Intelsat Jackson Holding                       5.500%, 10/29/15             470      473    4.313%, 5/7/14         1,005      944
  Ltd. Tranche,                              Six Flags Theme Parks, Inc.                                                 --------
  3.533%, 2/1/14             1,000      942    Tranche B,                                                                   3,034
Intelstat Corp.                                6.000%, 6/30/16            1,693    1,703                                 --------
  Tranche B-2-A,                             Tenneco, Inc. Tranche B,
  3.033%, 1/3/14               188      182    5.039%, 6/3/16               499      500  FINANCIALS--8.2%
  Tranche B-2-B,                             Toys "R" Us, Inc.                            AGFS Funding Co.
  3.033%, 1/3/14               188      182    Tranche B,                                   Tranche,
  Tranche B-2-C,                               6.000%, 9/1/16               520      521    7.250%, 4/21/15        1,450    1,460
  3.033%, 1/3/14               188      182  Travelport LLC Tranche DD,                   Agile Property
Isle of Capri Casinos, Inc.                    2.760%, 8/23/13            1,089    1,049    Holdings Ltd.
  Tranche,                                   United Components, Inc.                        Tranche,
  5.000%, 11/25/13             393      376    Tranche, 6.250%, 3/23/17     315      317    3.006%, 1/25/13          375      345
  Tranche DD-B,                              Univision Communications,                    Bass Pro Group LLC
  5.000%, 11/25/13             157      150    Inc. Tranche B,                              Tranche B
  Tranche DD-A,                                2.506%, 9/29/14            1,999    1,762    5.188%, 4/10/15          498      499
  5.000%, 11/25/13             138      132  Visant Corp. Tranche B,                      CB Richard Ellis
Lamar Media Corp.                              0.000%, 12/22/16             340      342    Group, Inc.
  Tranche B,                                 Vision Solutions, Inc.                         Tranche A-2,
  4.200%, 12/30/16           1,493    1,502    Tranche, 7.750%, 7/23/16     500      492    5.250%, 6/24/13          500      500
Landry's Restaurant, Inc.                    VML U.S. Finance LLC                           Tranche B-1,
  Tranche,                                     Tranche DD-B,                                6.000%, 12/20/15       1,029    1,032
  0.000%, 11/30/13             825      832    4.780%, 5/25/12              152      151  CIT Group, Inc.
Las Vegas Sands LLC                            Tranche B,                                   Tranche DD-3
  Tranche B,                                   4.780%, 5/27/13              513      507    6.115%, 8/11/15          870      879
  3.030%, 11/23/16             622      567  VWR Funding, Inc. Tranche,                   Delos Aircraft, Inc.
  Tranche DD-I,                                2.756%, 6/30/14              738      694    Tranche B-2,
  3.030%, 11/23/16             126      114                                     --------    7.000%, 3/17/16          727      739
MCC Iowa LLC Tranche F,                                                           42,661  Fortress Invest
  4.500%, 10/23/17             998      988                                     --------    Group Tranche,
Mediacom Illinois LLC                                                                       0.000%, 10/7/15          155      155
  Tranche D,                                 CONSUMER STAPLES--3.5%                       Green Tree Credit
  5.500%, 3/31/17              347      344  Dean Foods Co. Tranche B,                      Solutions Tranche,
MGM MIRAGE                                     3.290%, 4/2/16               998      993    8.000%, 12/18/15         526      520
  Tranche D,                                 Michael Foods, Inc.                            Hertz Corp.
  6.000%, 10/3/11              500      485    Tranche B,                                   Letter of Credit
  Tranche E,                                   6.250%, 6/29/16              569      574    0.339%, 12/21/12         115      113
  7.000%, 2/21/14              500      429  Revlon Consumer Products                       Tranche B,
Michaels Stores, Inc.                          Corp. Tranche,                               2.010%, 12/21/12         621      610
  Tranche B-2,                                 6.167%, 3/11/15            1,025    1,022  International Lease
  4.906%, 7/31/16              923      906  Reynolds Group Holdings                        Finance Corp.
Midcontinent                                   Ltd.                                         Tranche B-1,
  Communications                               Tranche, 5.750%, 5/5/16      576      580    6.750%, 3/17/15          838      854
  Tranche B,                                   Tranche, 6.250%, 5/5/16      538      542  Nuveen Investments,
  6.250%, 12/31/16             820      824  Rite Aid Corp. Tranche 3,                      Inc. Tranche B,
Neiman-Marcus Group, Inc.                      6.000%, 6/4/14             1,288    1,261    3.385%, 11/13/14       1,475    1,330
  (The) Tranche,                             Spectrum Brands, Inc.                        Pinnacle Foods
  2.276%, 4/6/13             1,624    1,576    Tranche,                                     Finance
                                               8.188%, 6/16/16              334      340    LLC/Pinnacle Food
                                                                                            Finance Corp.
                                                                                            Tranche B,
                                                                                            2.758%, 4/2/14         1,080    1,047
                                                                                          Re/Max
                                                                                            International,
                                                                                            Inc. Tranche,
                                                                                            5.500%, 4/16/16          995      995

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 81
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
                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
FINANCIALS--CONTINUED                        HEALTH CARE--CONTINUED                       INDUSTRIALS--CONTINUED
Synatech Holdings, Inc.                      RehabCare Group, Inc.                        Interactive Data
  Tranche,                                     Tranche B,                                   Corp. Tranche B,
  2.260%, 4/2/14           $   794 $    679    6.000%, 11/24/15         $   479 $    479    6.750%, 1/29/17   $      833 $    844
Universal City Development                   Rotech Healthcare, Inc.                      Live Nation
  Partners, Ltd. Tranche B,                    PIK Interest                                 Entertainment,
  5.500%, 11/6/14              583      586    Capitalization,                              Inc. Tranche B,
Vanguard Health Holding                        6.475%, 9/26/11              400      396    4.500%, 11/7/16          498      493
  Co., II LLC Tranche B,                     Select Medical Corp.                         Manitowoc Co., Inc.
  5.000%, 1/29/16              868      863    Tranche B-1,                                 (The) Tranche B,
                                   --------    4.089%, 8/22/14              766      760    8.000%, 11/6/14          983      990
                                     13,206  Universal Health Services,                   Ozburn-Hessey
                                   --------    Inc. Tranche B,                              Holding Co. LLC
                                               0.000%, 10/17/16             825      830    Tranche B,
HEALTH CARE--8.9%                            Valeant Pharmaceuticals                        7.500%, 4/8/16           896      908
Ardent Health Services,                        Tranche DD,                                Protection One, Inc.
  Inc. Tranche,                                0.000%, 9/27/16              200      202    Tranche B,
  6.500%, 9/15/15              896      883    Tranche B,                                   6.000%, 6/4/16         1,017    1,020
Aveta, Inc. Tranche B,                         0.000%, 9/27/16              800      808  Quad Graphics, Inc.
  8.000%, 4/14/15              241      235  Warner Chilcott Co. LLC                        Tranche B,
Bausch & Lomb, Inc.                            Tranche B-4,                                 5.500%, 4/20/16          998      983
  Tranche DD,                                  6.500%, 2/22/16               10       10  ServiceMaster Co.
  3.506%, 4/24/15               94       91    Tranche B-3,                                 (The)
  Tranche,                                     6.500%, 2/22/16               32       32    Tranche DD,
  3.517%, 4/24/15              389      374  Warner Chilcott plc                            2.760%, 7/24/14          173      164
Butler Animal Health                           Tranche A,                                   Tranche B,
  Supply LLC Tranche,                          6.000%, 10/30/14             314      310    2.773%, 7/24/14        1,739    1,641
  5.500%, 12/31/15             744      746    Tranche B-1                                Trans Union LLC
Catalent Pharma Solutions,                     6.250%, 4/30/15              151      152    Tranche B,
  Inc. Tranche,                                Tranche B-2                                  6.750%, 6/15/17          623      632
  2.506%, 4/10/14              992      916    6.250%, 4/30/15              252      253  Transaction Network
Community Health Systems,                                                       --------    Services,
  Inc.                                                                            14,318    Inc. Tranche,
  Tranche B,                                                                    --------    6.000%, 11/18/15         301      302
  2.549%, 7/25/14            1,168    1,110                                               Vertrue, Inc.
  Tranche DD,                                INDUSTRIALS--10.2%                             Tranche,
  2.549%, 7/25/14               60       57  Advanced Disposal Services,                    3.290%, 8/16/14          587      510
CRC Health Corp. Tranche,                      Inc. Tranche B,                            Zuffa LLC Tranche B,
  2.539%, 2/6/13               488      457    6.000%, 1/14/15            1,489    1,496    7.500%, 6/19/15        1,027    1,039
Generic Drug Holdings, Inc.                  Altegrity, Inc. Tranche,                                                    --------
  Tranche,                                     3.292%, 2/21/15            1,588    1,447                                   16,555
  6.500%, 4/8/16               857      827  ARAMARK Corp.                                                               --------
  Tranche DD,                                  Letter of Credit 1,
  6.500%, 4/8/16               118      114    0.106%, 1/26/14               18       17  INFORMATION TECHNOLOGY--13.1%
HCA, Inc. Tranche A-1,                         Tranche,                                   Airvana Network
  1.789%, 11/16/12             826      798    2.164%, 1/26/14              225      215    Solutions, Inc.
Health Management                              Letter of Credit 2,                          Tranche,
  Associates, Inc.                             0.106%, 7/26/16               33       32    11.000%, 8/27/14         498      494
  Tranche B,                                   Tranche,                                   Allen Systems Group,
  2.039%, 2/28/14              316      298    3.539%, 7/26/16              496      488    Inc. Tranche,
HealthSouth Corp.                            Bucyrus International, Inc.                    8.500%, 10/18/13         337      339
  Tranche 1, 2.650%,                           Tranche C,                                   Tranche,
  3/10/13                      539      537    4.500%, 2/19/16              798      806    0.000%, 4/18/14          153      152
  Tranche 2, 4.150%,                         Harland Clarke Holdings                      Aspect Software,
  9/10/15                      444      444    Corp. Tranche B,                             Inc. Tranche B,
Inventiv Health, Inc.                          2.776%, 6/30/14            1,459    1,282    6.250%, 5/7/16           995      994
  Tranche,                                   Hawker Beechcraft                            Avaya, Inc. Tranche
  6.500%, 8/4/16               275      276    Acquisition Co. LLC                          B-1,
Medical Card Systems, Inc.                     Letter of Credit,                            3.058%, 10/24/14       1,482    1,318
  Tranche,                                     2.100%, 3/26/14               81       66  CommScope, Inc.
  12.000%, 9/17/15             260      255    Tranche,                                     Tranche B,
MMM Holdings, Inc.                             2.273%, 3/26/14            1,357    1,100    2.773%, 12/26/14         490      486
  Tranche B,                                 Holdings Gaming Borrower                     Dresser, Inc.
  8.000%, 4/14/15              241      235    LP Tranche B-1,                              Tranche B,
Multiplan, Inc. Tranche B,                     12.000%, 6/30/15              80       80    2.612%, 5/4/14           248      239
  0.000%, 8/26/17              498      499                                                 Tranche B,
NBTY, Inc. Tranche B,                                                                       6.111%, 5/4/15         1,400    1,358
  0.000%, 10/1/17              265      268                                               DynCorp
Psychiatric Solutions, Inc.                                                                 International LLC
  Tranche B,                                                                                Tranche B,
  2.167%, 7/1/12               670      666                                                 6.250%, 7/7/16         1,025    1,031
                                                                                          Fidelity National
                                                                                            Information
                                                                                            Services, Inc.
                                                                                            Tranche B,
                                                                                            5.250%, 7/18/16          280      283
                                                                                          First Data Corp.
                                                                                            Tranche B-3,
                                                                                            3.006%, 9/24/14        1,824    1,607
                                                                                          Freescale
                                                                                            Semiconductor,
                                                                                            Inc. Tranche,
                                                                                            4.509%, 12/1/16        1,107    1,013

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 82
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
                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE    VALUE                               VALUE    VALUE                          VALUE     VALUE
                           ------- --------                             ------- --------                      ---------- --------
INFORMATION TECHNOLOGY--CONTINUED            MATERIALS--CONTINUED                         TELECOMMUNICATION SERVICES--CONTINUED
Infor Enterprise Solutions                   Hexion Specialty Chemicals                   U.S. TelePacific
  Holdings, Inc.                               Tranche                                      Corp. Tranche B,
  Tranche, 6.506%, 3/2/14  $   348 $    231    4.063%, 5/5/15           $   177 $    169    9.250%, 8/17/15   $      597 $    600
  Tranche DD, 6.506%,                          Tranche                                                                   --------
  3/2/14                       202      134    4.313%, 5/5/15               399      383                                    6,141
  Tranche, 6.010%, 7/28/15     510      477  Hoffmaster Group, Inc.                                                      --------
  Tranche B, 6.010%,                           Tranche,
  7/28/15                      978      914    7.063%, 5/12/16              988      963  UTILITIES--1.4%
Knology, Inc. Tranche B,                     Huntsman International                       Calpine Corp.
  0.000%, 9/30/16              425      421    LLC Tranche C,                               Tranche,
MSCI, Inc. Tranche,                            2.515%, 6/30/16              855      822    3.165%, 3/29/14          267      261
  4.750%, 6/1/16               185      186  Ineos Holdings Ltd.                          New Development
NuSil Technology LLC                           Tranche B-2,                                 Holdings LLC
  Tranche B,                                   7.500%, 12/16/13             368      369    Tranche,
  6.000%, 2/18/15              366      367    Tranche C-2,                                 7.000%, 7/3/17           529      538
RedPrairie Corp. Tranche,                      8.000%, 12/16/14             421      424  NRG Energy, Inc.
  6.000%, 3/24/16            1,244    1,238  JohnsonDiversey, Inc.                          Tranche B,
Reynolds & Reynolds Co.                        Tranche B,                                   1.773%, 2/1/13           460      448
  (The) Tranche B,                             5.500%, 11/24/15             235      236    Letter of Credit
  5.250%, 4/21/17              706      708  Lyondell Chemical Co.                          1.789%, 2/1/13           306      298
Sensata Technologies BV                        Tranche,                                   Texas Competitive
  Tranche B,                                   5.500%, 4/8/16               873      881    Electric Holdings
  2.231%, 4/27/13            1,231    1,195  Momentive Performance                          Co. LLC
SkillSoft Corp. Tranche,                       Materials, Inc.                              Tranche B-3,
  6.500%, 5/30/17              938      946    Tranche B-1                                  3.774%, 10/10/14         986      765
SonicWALL, Inc. Tranche,                       2.563%, 12/4/13              995      954                                 --------
  8.250%, 1/23/16              550      551  New Sunward Holding BV                                                         2,310
Spansion LLC Tranche B,                        Tranche B,                                 ---------------------------------------
  7.500%, 2/9/15             1,274    1,284    4.792%, 2/14/14              719      640
Springboard Finance LLC                      Noranda Aluminum, Inc.                       TOTAL LOAN AGREEMENTS
  Tranche,                                     Tranche B,                                 (IDENTIFIED COST $136,478)      139,232
  7.000%, 2/23/15              829      834    2.046%, 5/18/14              611      578  ---------------------------------------
Sungard Data Systems, Inc.                   Pinafore LLC Tranche B,                      TOTAL LONG-TERM INVESTMENTS--96.2%
  Tranche A, 2.008%,                           6.750%, 9/29/16              150      151  (IDENTIFIED COST $152,334)      155,470
  2/28/14                       22       22  PQ Corp. Tranche                             ---------------------------------------
  Tranche B, 4.007%,                           3.620%, 7/30/14              995      928
  2/28/16                    1,234    1,215  Smurfit-Stone Container                                            SHARES
Towerco Finance LLC                            Enterprise Tranche B,                                          ----------
  Tranche,                                     6.750%, 2/22/16            1,446    1,456
  6.000%, 11/24/14             496      500  Solutia, Inc. Tranche,                       SHORT-TERM INVESTMENTS--6.4%
Vertafore, Inc. Tranche                        4.750%, 3/17/17              592      595
  6.750%, 7/29/16              569      571                                     --------  MONEY MARKET MUTUAL FUNDS--6.4%
                                   --------                                       14,151  BlackRock Liquidity
                                     21,108                                     --------    Funds TempFund
                                   --------                                                 Portfolio -
                                             TELECOMMUNICATION SERVICES--3.8%               Institutional
MATERIALS--8.8%                              Cincinnati Bell, Inc.                          Shares (seven-day
Anchor Glass Container                         Tranche B,                                   effective
  Corp.                                        6.880%, 6/11/17            1,219    1,229    yield 0.229%)     10,277,357   10,277
  Tranche, 6.000%, 3/2/16      576      576  Level 3 Communications,                      ---------------------------------------
  Tranche, 10.000%,                            Inc.                                       TOTAL SHORT-TERM INVESTMENTS
  9/2/16                       715      708    Tranche A,                                 (IDENTIFIED COST $10,277)        10,277
Berry Plastics Group, Inc.                     2.642%, 3/13/14            1,450    1,325  ---------------------------------------
  Tranche C,                                   Tranche B,                                 TOTAL INVESTMENTS--102.6%
  2.376%, 4/3/15             1,241    1,138    11.500%, 3/13/14              70       76  (IDENTIFIED COST $162,611)      165,747(1)
Building Materials Holding                   MetroPCS Wireless, Inc.
  Corp. of America                             Tranche B,                                 Other Assets and
  Tranche B,                                   2.563%, 11/3/13              409      401    Liabilities--(2.6)%            (4,162)
  3.063%, 2/22/14              131      129  nTelos, Inc. Tranche B,                                                     --------
Celanese U.S. Holdings LLC                     5.750%, 8/7/15             1,469    1,475  NET ASSETS--100.0%             $161,585
  Tranche                                    Securus Technologies, Inc.                                                  ========
  3.534%, 10/31/16             307      302    Tranche,
Chemtura Corp.                                 8.000%, 10/31/14             577      580  ABBREVIATION:
  Tranche A,                                 Time Warner Telecom
  5.500%, 2/11/11              500      505    Holdings, Inc.                             PIK   Payment-in-Kind Security
  Tranche                                      Tranche B,
  6.000%, 8/29/16              500      503    2.010%, 1/7/13               460      455  COUNTRY WEIGHTINGS as of 9/30/10+
Gentek Holding LLC                                                                        ----------------------------------------
  Tranche,                                                                                United States (includes short-term
  7.000%, 10/29/14             235      236                                                 investments)                       88%
Graham Packaging                                                                          Japan                                 2
  6.000%, 9/23/16              500      505                                               United Kingdom                        2
                                                                                          Canada                                1
                                                                                          Germany                               1
                                                                                          South Korea                           1
                                                                                          Switzerland                           1
                                                                                          Other                                 4
                                                                                          ----------------------------------------
                                                                                          Total                               100%
                                                                                          ----------------------------------------
                                                                                          + % of total investments as of
                                                                                            September 30, 2010

            For information regarding the footnotes, see the Key Investment Terms and Footnote Legend starting on page 5.

                                                  See Notes to Financial Statements


                                                                 83

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security Valuation Note 2A in the Notes to Financial Statements).

                                                                       Level 2 -    Level 3 -
                                       Total Value       Level 1 -   Significant   Significant
                                           at             Quoted     Observable    Unobservable
                                   September 30, 2010     Prices        Inputs        Inputs
                                   ------------------   ----------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Asset-Backed Securities             $       177      $       --   $       177      $   --
   Corporate Bonds                          14,610              --        14,610          --
   Foreign Government Securities             1,451              --         1,451          --
   Loan Agreements                         139,232              --       138,887         345
Equity Securities:
   Short-Term Investments                   10,277          10,277            --          --
                                       -----------      ----------   -----------      ------
Total Investments                      $   165,747      $   10,277   $   155,125      $  345
                                       ===========      ==========   ===========      ======

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)                                Loan Agreements
                                                         ---------------
BALANCE AS OF SEPTEMBER 30, 2009:                          $      74
   Accrued discounts (premiums)(a)                                 1
   Realized gain (loss)(b)                                        --(e)
   Change in unrealized appreciation (depreciation)(b)             5
   Net purchases (sales)(d)                                       --(e)
   Transfers in and/or out of Level 3(c)                         265
                                                           ---------
BALANCE AS OF SEPTEMBER 30, 2010:                          $     345

                                                           =========

(a)   DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER INTEREST INCOME.
(b) DISCLOSED IN THE STATEMENT OF OPERATIONS UNDER NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.
(c) "TRANSFERS IN AND/OR OUT" REPRESENT THE ENDING VALUE AS OF SEPTEMBER 30, 2010, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.
(d)   INCLUDES PAYDOWNS, IF ANY.
(e)   AMOUNT IS LESS THAN $500.

   For information regarding the footnotes, see the Key Investment Terms and
                      Footnote Legend starting on page 5.

                        See Notes to Financial Statements

                         THIS PAGE INTENTIONALLY BLANK.

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2010

(Amounts reported in thousands except shares and per share amounts)

                                                        ALPHASECTOR(TM)  ALPHASECTOR(TM)    ALTERNATIVES
                                                        ALLOCATION FUND   ROTATION FUND   DIVERSIFIER FUND    BOND FUND
                                                        ---------------  ---------------  ----------------  ------------
ASSETS
Investment in securities at value(1)(2) .............   $     37,071     $    549,600     $     81,990      $    204,623
Investments in affiliated funds at value(3) .........          9,871               --          149,573                --
Receivables
   Investment securities sold .......................             --            2,278            1,803             8,217
   Fund shares sold .................................             95            3,307              666               295
   Receivable from adviser ..........................             --               --               48                --
   Dividends and interest receivable ................              1               20               --(5)          1,931
Trustee retainer ....................................             --(5)             3                1                 1
Prepaid expenses ....................................             20               54               17                24
                                                        ------------     ------------     ------------      ------------
         Total assets ...............................         47,058          555,262          234,098           215,091
                                                        ------------     ------------     ------------      ------------
LIABILITIES
Cash overdraft ......................................             --            1,162               --                --
Payables
   Fund shares repurchased ..........................            113            1,592            1,688             1,021
   Investment securities purchased ..................            392               --               --            11,017
   Collateral on securities loaned ..................          7,105          114,027               --             3,806
   Investment advisory fee ..........................             12              159               --                41
   Distribution and service fees ....................             18              147               94                23
   Administration fee ...............................              5               51               28                24
   Transfer agent fees and expenses .................              7               86              100                28
   Professional fee .................................             18               23               26                31
   Other accrued expenses ...........................              3               55               19                19
                                                        ------------     ------------     ------------      ------------
        Total liabilities ...........................          7,673          117,302            1,955            16,010
                                                        ------------     ------------     ------------      ------------
NET ASSETS ..........................................   $     39,385     $    437,960     $    232,143      $    199,081
                                                        ============     ============     ============      ============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial
     interest .......................................   $     43,046     $    444,088     $    314,212      $    205,742
   Accumulated undistributed net investment income
     (loss) .........................................            288            2,565              638               145
   Accumulated undistributed net realized gain
     (loss) .........................................         (6,860)         (34,758)         (87,990)          (18,825)
   Net unrealized appreciation (depreciation) on
     investments ....................................          2,911           26,065            5,283            12,019
                                                        ------------     ------------     ------------      ------------
NET ASSETS ..........................................   $     39,385     $    437,960     $    232,143      $    199,081
                                                        ============     ============     ============      ============

CLASS A
Net asset value (net assets/shares outstanding)
  per share .........................................   $      10.35     $      10.18     $      10.05      $      11.18
Maximum offering price per share NAV/(1 - 4.75%) ....   $         --     $         --     $         --      $      11.74
Maximum offering price per share NAV/(1 - 5.75%) ....   $      10.98     $      10.80     $      10.66      $         --
Shares of beneficial interest outstanding, unlimited
  authorization(4) ..................................      1,961,116       18,890,140       11,454,557         6,008,359
Net Assets ..........................................   $     20,295     $    192,375     $    115,081      $     67,147

CLASS B
Net asset value (net assets/shares outstanding) and
  offering price per share ..........................   $         --     $         --     $         --      $      10.93
Shares of beneficial interest outstanding, unlimited
  authorization(4) ..................................             --               --               --           257,270
Net Assets ..........................................   $         --     $         --     $         --      $      2,812

CLASS C

Net asset value (net assets/shares outstanding) and
  offering price per share ..........................   $      10.33     $      10.09     $       9.95      $      10.96
Shares of beneficial interest outstanding, unlimited
  authorization(4) ..................................      1,652,008       13,228,221        8,579,681           790,262
Net Assets ..........................................   $     17,066     $    133,453     $     85,330      $      8,663

CLASS I
Net asset value (net assets/shares outstanding) and
  offering price per share ..........................   $      10.36     $      10.18     $      10.06      $      11.30
Shares of beneficial interest outstanding, unlimited
  authorization(4) ..................................        195,347       11,009,926        3,155,202        10,658,114
Net Assets ..........................................   $      2,024     $    112,132     $     31,732      $    120,459

(1) Investment in securities at cost ................   $     34,859     $    523,535     $     84,589      $    192,604
(2) Market value of securities on loan ..............          6,810          109,088               --             3,671
(3) Investments in affiliated funds at cost .........          9,172               --          141,691                --
(4) All Funds except the Bond Fund have no par value.
    The Bond Fund has a par value of $1.00.
(5) Amount is less than $500 (not reported
    in thousands).

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               SEPTEMBER 30, 2010

(Amounts reported in thousands except shares and per share amounts)

                                                     CA TAX-EXEMPT       GLOBAL                GLOBAL         GLOBAL REAL ESTATE
                                                       BOND FUND    INFRASTRUCTURE FUND  OPPORTUNITIES FUND    SECURITIES FUND
                                                     -------------  -------------------  ------------------  -------------------
ASSETS
Investment in securities at value(1)(2) .........    $    59,757    $     69,412         $     62,952        $      3,431
Foreign currency at value  (3) ..................             --              --                   --(4)               --(4)
Receivables
    Investment securities sold ..................             --             954                   --                  13
    Fund shares sold ............................             12              36                    2                  39
    Receivable from adviser .....................             --              --                   --                   2
    Dividends and interest receivable ...........            831             133                  209                   9
    Tax reclaims ................................             --              40                   91                  --(4)
Trustee retainer ................................             --(4)           --(4)                --(4)               --(4)
Prepaid expenses ................................             11              11                   17                   9
Unrealized appreciation on forward currency
  contracts .....................................             --              --                   88                  --
                                                     -----------    ------------         ------------        ------------
         Total assets ...........................         60,611          70,586               63,359               3,503
                                                     -----------    ------------         ------------        ------------
LIABILITIES
Payables
    Fund shares repurchased .....................             64             335                   18                  --
    Investment securities purchased .............            258           1,092                   --                  40
    Collateral on securities loaned .............             --              --                1,706                  --
    Foreign capital gain taxes payable ..........             --              --                  207                  --
    Dividend distributions ......................            110              --                   --                  --
    Investment advisory fee .....................             12              37                   32                  --
    Distribution and service fees ...............              7              11                   13                   1
    Administration fee ..........................              7               8                    7                  --(4)
    Transfer agent fees and expenses ............              5              20                   22                  --(4)
    Professional fee ............................             29              29                   29                  29
    Other accrued expenses ......................              5               6                    7                   1
Unrealized depreciation on forward currency
contracts .......................................             --              --                  130                  --
                                                     -----------    ------------         ------------        ------------
         Total liabilities ......................            497           1,538                2,171                  71
                                                     -----------    ------------         ------------        ------------
NET ASSETS ......................................    $    60,114    $     69,048         $     61,188        $      3,432
                                                     ===========    ============         ============        ============

NET ASSETS CONSIST OF:
    Capital paid in on shares of beneficial
      interest ..................................    $    57,160    $     78,024         $     76,826        $      2,307
    Accumulated undistributed net investment
      income (loss) .............................             58             116                1,210                 (72)
    Accumulated undistributed net realized gain
      (loss) ....................................           (366)        (14,233)             (29,319)                 88
    Net unrealized appreciation (depreciation) on
      investments ...............................          3,262           5,141               12,471               1,109
                                                     -----------    ------------         ------------        ------------
NET ASSETS ......................................    $    60,114    $     69,048         $     61,188        $      3,432
                                                     ===========    ============         ============        ============
CLASS A
Net asset value (net assets/shares outstanding)
  per share .....................................    $     12.34    $      10.71         $       7.79        $      19.84
Maximum offering price per share NAV/(1-4.75%)...    $     12.96    $         --         $         --        $         --
Maximum offering price per share NAV/(1-5.75%)...    $        --    $      11.36         $       8.27        $      21.05
Shares of beneficial interest outstanding, no par
  value, unlimited authorization ................      2,587,796       2,314,147            7,586,476             125,556
Net Assets ......................................    $    31,945    $     24,794         $     59,088        $      2,492


CLASS B
Net asset value (net assets/shares outstanding)
  and offering price per share ..................    $        --    $         --         $       6.97        $         --
Shares of beneficial interest outstanding, no par
  value, unlimited authorization ................             --              --              185,566                  --
Net Assets ......................................    $        --    $         --         $      1,294        $         --

CLASS C

Net asset value (net assets/shares outstanding)
  and offering price per share ..................    $        --    $      10.69         $       6.93        $      19.67
Shares of beneficial interest outstanding, no par
  value, unlimited authorization ................             --         669,576              116,161              13,338
Net Assets ......................................    $        --    $      7,160         $        806        $        262

CLASS I

Net asset value (net assets/shares outstanding)
  and offering price per share ..................    $     12.33    $      10.72         $         --        $      19.91
Shares of beneficial interest outstanding, no par
  value, unlimited authorization ................      2,283,727       3,461,699                   --              34,060
Net Assets ......................................    $    28,169    $     37,094         $         --        $        678

(1) Investment in securities at cost ............    $    56,495    $     64,267         $     50,240        $      2,322
(2) Market value of securities on loan ..........             --              --                1,630                  --
(3) Foreign currency at cost ....................             --              --                   --(4)               --(4)
(4) Amount is less than $500 (not reported in
    thousands).

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               SEPTEMBER 30, 2010

(Amounts reported in thousands except shares and per share amounts)

                                                   GREATER ASIA          GREATER                                      INTERNATIONAL
                                                     EX JAPAN           EUROPEAN         HIGH YIELD    INTERNATIONAL   REAL ESTATE
                                               OPPORTUNITIES FUND  OPPORTUNITIES FUND      FUND        EQUITY FUND   SECURITIES FUND
                                               ------------------  ------------------  -------------  -------------  ---------------
ASSETS
Investment in securities at value(1)(2) .....  $      10,756       $        5,063      $     110,372  $     2,541    $   26,913
Foreign currency at value(3) ................             19                   --                 --           --            --
Cash ........................................             --                   --(4)              --           --            --
Receivables
   Investment securities sold ...............            410                   --              1,877            5            27
   Fund shares sold .........................             49                   --                  2        4,730            --
   Receivable from adviser ..................             --                    2                 --           16            --
   Dividends and interest receivable.........             19                   19              1,972            2            85
   Tax reclaims .............................             --(4)                15                 --           --(4)         30
Trustee retainer ............................             --(4)                --(4)               1           --            --(4)
Prepaid expenses ............................             12                    9                 14           --            21
Unrealized appreciation on forward
  currency contracts ........................             45                  169                 --           --            --
                                               -------------       --------------      -------------  -----------    ----------
           Total assets .....................         11,310                5,277            114,238        7,294        27,076
                                               -------------       --------------      -------------  -----------    ----------
LIABILITIES
Payables
   Fund shares repurchased ..................              4                   --                 38           --             1
   Investment securities purchased ..........            169                   --              3,087           --            --
   Collateral on securities loaned ..........              4                    1              6,844           --            --
   Foreign capital gain taxes payable .......             97                   --                 --           --            --
   Investment advisory fee ..................              5                   --                 53           --            17
   Distribution and service fees ............              2                    1                 22           --(4)          1
   Administration fee .......................              1                    1                 12           --(4)          3
   Transfer agent fees and expenses .........              1                   --(4)              30           --(4)          2
   Trustees' fee and expenses ...............             --                   --                 --           --(4)         --
   Professional fee .........................             29                   29                 35           14            28
   Other accrued expenses ...................              9                   --(4)               9            2             4
Unrealized depreciation on forward
currency contracts ..........................             56                  332                 --            6            --
                                               -------------       --------------      -------------  -----------    ----------
           Total liabilities ................            377                  364             10,130           22            56
                                               -------------       --------------      -------------  -----------    ----------
NET ASSETS ..................................  $      10,933       $        4,913      $     104,108  $     7,272    $   27,020
                                               =============       ==============      =============  ===========    ==========
NET ASSETS CONSIST OF:
   Capital paid in on shares of
     beneficial interest ....................  $       7,158       $        3,345      $     150,352  $     7,230    $   46,789
   Accumulated undistributed net
     investment income (loss) ...............            204                   69                135            3          (750)
   Accumulated undistributed net realized
     gain (loss) ............................          1,263                  580           (48,216)            1       (25,317)
   Net unrealized appreciation
     (depreciation)  on investments .........          2,308                  919              1,837           38         6,298
                                               -------------       --------------      -------------  -----------    ----------
NET ASSETS ..................................  $      10,933       $        4,913      $     104,108  $     7,272    $   27,020
                                               =============       ==============      =============  ===========    ==========
CLASS A
Net asset value (net assets/shares
  outstanding) per share ....................  $       16.89       $        13.56      $        4.17  $     10.17    $     6.30
Maximum offering price per share
  NAV/(1 - 4.75%) ...........................  $          --       $           --      $        4.38  $        --    $       --
Maximum offering price per share
  NAV/(1 - 5.75%) ...........................  $       17.92       $        14.39      $          --  $     10.79    $     6.68
Shares of beneficial interest outstanding,
  no par value, unlimited authorization .....        609,952              341,422         24,327,783       10,000       392,514
Net Assets ..................................  $      10,305       $        4,629      $     101,326  $       102    $    2,474

CLASS B
Net asset value (net assets/shares
  outstanding) and offering price per
  share .....................................  $          --       $           --      $        4.08  $        --    $       --
Shares of beneficial interest outstanding,
  no par value, unlimited authorization .....             --                   --            162,484           --            --
Net Assets ..................................  $          --       $           --      $         663  $        --    $       --

CLASS C
Net asset value (net assets/shares
  outstanding)  and offering price per
  share .....................................  $       16.77       $        13.45      $        4.11  $     10.16    $     6.26
Shares of beneficial interest outstanding,
no par value, unlimited authorization .......         25,635               10,570            515,259       10,000        78,959
Net Assets ..................................  $         430       $          142      $       2,119  $       102    $      494

CLASS I
Net asset value (net assets/shares
  outstanding)  and offering price per
  share .....................................  $       16.94       $        13.60      $          --  $     10.18    $     6.31
Shares of beneficial interest outstanding,
  no par value, unlimited authorization .....         11,706               10,459                 --      694,222     3,812,109
Net Assets ..................................  $         198       $          142      $          --  $     7,068    $   24,052

(1) Investment in securities at cost ........  $       8,340       $        3,982      $     108,535  $     2,497    $   20,616
(2) Market value of securities on loan ......              4                    1              6,583           --            --
(3) Foreign currency at cost ................             19                   --                 --           --            --
(4) Amount is less than $500 (not reported
    in thousands).

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               SEPTEMBER 30, 2010

(Amounts reported in thousands except shares and per share amounts)

                                                                                    MULTI-SECTOR       PREMIUM            SENIOR
                                                                       MARKET       FIXED INCOME   ALPHASECTOR(TM)     FLOATING RATE
                                                                    NEUTRAL FUND        FUND            FUND              FUND
                                                                    ------------    ------------   ---------------     -------------
ASSETS
Investment in securities at value(1)(4) ..........................  $    87,809     $    210,957   $       176,632     $     165,747
Foreign currency at value (2) ....................................          220               --                --                --
Cash .............................................................           --               --                --                24
Deposits with broker for securities sold short ...................       85,007               --                --                --
Receivables
   Investment securities sold ....................................        7,151              291                --                19
   Fund shares sold ..............................................          210            1,084             9,484             1,036
   Dividends and interest receivable .............................           73            3,078                 5               809
   Tax reclaims ..................................................            7               --                --                --
Trustee retainer .................................................           --(5)             1                --(5)              1
Prepaid expenses .................................................           25               20                49                21
                                                                    -----------     ------------   ---------------     -------------
      Total assets ...............................................      180,502          215,431           186,170           167,657
                                                                    -----------     ------------   ---------------     -------------
LIABILITIES
Securities sold short at value(3) ................................       82,637               --                --                --
Payables
   Fund shares repurchased .......................................           99              302               546               543
   Investment securities purchased ...............................        4,546            5,070             6,027             5,177
   Collateral on securities loaned ...............................           --               --            36,123                --
   Dividend distributions ........................................           --              362                --               142
   Dividends on short sales ......................................          138               --                --                --
   Investment advisory fee .......................................           90               91                74                79
   Distribution and service fees .................................            8               85                32                43
   Administration fee ............................................           11               24                 9                19
   Transfer agent fees and expenses ..............................           15               42                 5                14
   Professional fee ..............................................           36               35                12                35
   Other accrued expenses ........................................           13               21                13                20
                                                                    -----------     ------------   ---------------     -------------
      Total liabilities ..........................................       87,593            6,032            42,841             6,072
                                                                    -----------     ------------   ---------------     -------------
NET ASSETS .......................................................  $    92,909     $    209,399   $       143,329     $     161,585
                                                                    ===========     ============   ===============     =============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ..............  $   106,179     $    201,866   $       138,740     $     156,456
   Accumulated undistributed net investment income (loss) ........           (7)           1,031               604               306
   Accumulated undistributed net realized gain (loss) ............      (18,296)          (6,775)             (217)            1,687
   Net unrealized appreciation (depreciation) on investments .....       11,955           13,277             4,202             3,136
   Net unrealized appreciation (depreciation) on securities
   sold short ....................................................       (6,922)              --                --                --
                                                                    -----------     ------------   ---------------     -------------
NET ASSETS .......................................................  $    92,909     $    209,399   $       143,329     $     161,585
                                                                    ===========     ============   ===============     =============

CLASS A
Net asset value (net assets/shares outstanding) per share ........  $     10.57     $      10.77   $         11.17     $        9.80
Maximum offering price per share NAV/(1-4.75%) ...................  $        --     $      11.31   $            --     $       10.29
Maximum offering price per share NAV/(1-5.75%) ...................  $     11.21     $         --   $         11.85     $          --
Shares of beneficial interest outstanding, no par value,
  unlimited authorization.........................................    1,660,608       11,697,801         7,958,250        10,076,012
Net Assets .......................................................  $    17,556     $    125,962   $        88,916     $      98,790

CLASS B
Net asset value (net assets/shares outstanding) and
  offering price per share .......................................  $     10.04     $      10.75   $            --     $          --
Shares of beneficial interest outstanding, no par value,
  unlimited authorization ........................................       66,667        1,264,023                --                --
Net Assets .......................................................  $       670     $     13,590   $            --     $          --

CLASS C
Net asset value (net assets/shares outstanding) and
  offering price per share .......................................  $     10.00     $      10.84   $         11.15     $        9.81
Shares of beneficial interest outstanding, no par
  value, unlimited authorization .................................      424,938        5,740,651         2,679,413         3,069,042
Net Assets .......................................................  $     4,249     $     62,214   $        29,864     $      30,116

CLASS I
Net asset value (net assets/shares outstanding) and
  offering price per share .......................................  $     10.58     $      10.76   $         11.17     $        9.80
Shares of beneficial interest outstanding, no par
  value, unlimited authorization .................................    6,654,430          709,162         2,197,010         3,334,838
Net Assets .......................................................  $    70,434     $      7,633   $        24,549     $      32,679

(1) Investment in securities at cost .............................  $    75,870     $    197,695   $       172,430     $     162,611
(2) Foreign currency at cost .....................................          202               --                --                --
(3) Proceeds from securities sold short ..........................       75,713               --                --                --
(4) Market value of securities on loan ...........................           --               --            34,494                --
(5) Amount is less than $500 (not reported in thousands).

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2010

($ Reported in thousands)

                                                            ALPHASECTOR(TM)    ALPHASECTOR(TM)     ALTERNATIVES
                                                            ALLOCATION FUND     ROTATION FUND     DIVERSIFIER FUND     BOND FUND
                                                            ---------------    ---------------    ----------------    ----------
INVESTMENT INCOME
  Dividends ...........................................     $           633    $         7,107    $            281    $       10
  Dividend income from affiliated funds ...............                 417                 --               5,460            --
  Interest ............................................                  --                 --                  --        10,674
  Security lending ....................................                   7                106                  --             4
                                                            ---------------    ---------------    ----------------    ----------
     Total investment income ..........................               1,057              7,213               5,741        10,688
                                                            ---------------    ---------------    ----------------    ----------
EXPENSES
  Investment advisory fees ............................                 169              1,271                 253           944
  Service fees, Class A ...............................                  49                342                 324           165
  Distribution and service fees, Class B ..............                  --                 --                  --            34
  Distribution and service fees, Class C ..............                 171                911                 934            80
  Administration fees .................................                  43                355                 284           234
  Transfer agent fee and expenses .....................                  47                409                 533           190
  Custodian fees ......................................                   3                 13                   6            16
  Printing fees and expenses ..........................                  13                 85                  49            17
  Professional fees ...................................                  19                 25                  33            24
  Registration fees ...................................                  43                 92                  59            52
  Trustees' fee and expenses ..........................                   3                 21                  22            18
  Miscellaneous expenses ..............................                   7                 30                  38            35
                                                            ---------------    ---------------    ----------------    ----------
      Total expenses ..................................                 567              3,554               2,535         1,809
  Less expenses reimbursed and/or waived
   by investment adviser ..............................                 (33)                --                (770)         (293)
                                                            ---------------    ---------------    ----------------    ----------
        Net expenses ..................................                 534              3,554               1,765         1,516
                                                            ---------------    ---------------    ----------------    ----------
  NET INVESTMENT INCOME (LOSS) ........................                 523              3,659               3,976         9,172
                                                            ---------------    ---------------    ----------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments .............                 (84)           (16,759)             (5,333)        7,573
  Net realized gain (loss) on affiliated funds ........                  11                 --              (8,488)           --
  Capital gain distributions from affiliated funds.....                  --                 --                 539            --
  Net change in unrealized appreciation
  (depreciation) on investments .......................               2,940             26,684              29,546         4,062
                                                            ---------------    ---------------    ----------------    ----------
NET GAIN (LOSS) ON INVESTMENTS ........................               2,867              9,925              16,264        11,635
                                                            ---------------    ---------------    ----------------    ----------
Net increase (decrease) in net assets resulting
  from operations .....................................     $         3,390    $        13,584    $         20,240    $   20,807
                                                            ===============    ===============    ================    ==========

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         YEAR ENDED SEPTEMBER 30, 2010

($ Reported in thousands)

                                                                                             GLOBAL            GLOBAL
                                                   CA TAX-EXEMPT        GLOBAL           OPPORTUNITIES       REAL ESTATE
                                                     BOND FUND    INFRASTRUCTURE FUND        FUND          SECURITIES FUND
                                                   -------------  -------------------    -------------     ---------------
INVESTMENT INCOME
  Dividends .....................................  $           2  $             3,411    $       1,641     $            97
  Interest ......................................          2,800                   --(1)            --(1)               --(1)
  Security lending ..............................             --                   --               --(1)               --
  Foreign taxes withheld ........................             --                (241)              (25)                 (3)
                                                   -------------  -------------------    -------------     ---------------
    Total investment income .....................          2,802                3,170            1,616                  94
                                                   -------------  -------------------    -------------     ---------------
EXPENSES
  Investment advisory fees ......................            264                  513              493                  22
  Service fees, Class A .........................             80                   81              140                   4
  Distribution and service fees, Class B ........             --                   --               13                  --
  Distribution and service fees, Class C ........             --                   71                8                   2
  Administration fees ...........................             66                   87               65                   3
  Transfer agent fee and expenses ...............             36                  144              141                   2
  Custodian fees ................................              3                   11               20                   8
  Printing fees and expenses ....................              8                   16               11                   1
  Professional fees .............................             37                   31               33                  32
  Registration fees .............................             28                   41               37                  51
  Trustees' fee and expenses ....................              5                    7                5                  --(1)
  Miscellaneous expenses ........................             10                   13               10                   2
                                                   -------------  -------------------    -------------     ---------------
    Total expenses ..............................            537                1,015              976                 127
  Less expenses reimbursed and/or waived by
   investment adviser ...........................           (106)                  --              (48)                (91)
                                                   -------------  -------------------    -------------     ---------------
    Net expenses ................................            431                1,015              928                  36
                                                   -------------  -------------------    -------------     ---------------
  NET INVESTMENT INCOME (LOSS) ..................          2,371                2,155              688                  58
                                                   -------------  -------------------    -------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on investments .......           (137)              (3,925)           5,782(2)              112
  Net realized gain (loss) on foreign
    currency transactions .......................             --                    3               (2)                 --(1)
  Net change in unrealized appreciation
   (depreciation) on investments ................            418                9,507            3,414                 378
  Net change in unrealized
   appreciation (depreciation)
   on foreign currency translation ..............             --                   (6)             (46)                 --(1)
  Net change in foreign taxes on unrealized
   capital gains ................................             --                   --             (207)                 --
                                                   -------------  -------------------    -------------     ---------------
  NET GAIN (LOSS) ON INVESTMENTS ................            281                5,579            8,941                 490
                                                   -------------  -------------------    -------------     ---------------
Net increase (decrease) in net assets resulting
from operations .................................  $       2,652  $             7,734    $       9,629     $           548
                                                   =============  ===================    =============     ===============

(1) Amount is less than $500 (not reported in thousands).
(2) Net of foreign capital gain taxes withheld of $7.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         YEAR ENDED SEPTEMBER 30, 2010


($ Reported in thousands)

                                                    GREATER ASIA       GREATER
                                                      EX JAPAN         EUROPEAN                                   INTERNATIONAL
                                                   OPPORTUNITIES    OPPORTUNITIES    HIGH YIELD INTERNATIONAL     REAL ESTATE
                                                       FUND             FUND           FUND     EQUITY FUND(1)    SECURITIES FUND
                                                   -------------    -------------    ---------- --------------    ---------------
INVESTMENT INCOME
  Dividends .....................................  $         240    $         200    $        5 $            3    $         1,331
  Interest ......................................             --(2)            --(2)      8,404             --(2)              --(2)
  Security lending ..............................             --(2)            --(2)          5             --                 --
  Foreign taxes withheld ........................            (18)             (14)           --             --(2)             (70)
                                                   -------------    -------------    ---------- --------------    ---------------
      Total investment income ...................            222              186         8,414              3              1,261
                                                   -------------    -------------    ---------- --------------    ---------------
EXPENSES
  Investment advisory fees ......................             79               52           605              1                281
  Service fees, Class A .........................             19               14           226             --(2)               6
  Distribution and service fees, Class B ........             --               --             8             --                 --
  Distribution and service fees, Class C ........              2                2            19             --(2)               4
  Administration fees ...........................              9                7           105             --(2)              32
  Transfer agent fee and expenses ...............              2               --(2)        195             --(2)              19
  Custodian fees ................................             47               12             5             --(2)              15
  Printing fees and expenses ....................              2                2            16             --(2)               4
  Professional fees .............................             31               30            36             14                 31
  Registration fees .............................             48               47            40              2                 35
  Trustees' fee and expenses ....................              1               --(2)          8             --(2)               1
  Miscellaneous expenses ........................              3                2            15             --(2)               6
                                                   -------------    -------------    ---------- --------------    ---------------
      Total expenses ............................            243              168         1,278             17                434
  Less expenses reimbursed and/or waived
   by investment adviser ........................            (99)             (79)           --            (16)               (73)
                                                   -------------    -------------    ---------- --------------    ---------------
      Net expenses ..............................            144               89         1,278              1                361
                                                   -------------    -------------    ---------- --------------    ---------------
  NET INVESTMENT INCOME (LOSS) ..................             78               97         7,136              2                900
                                                   -------------    -------------    ---------- --------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Net realized gain (loss) on investments ......          1,492              390         5,255              1               (460)
   Net realized gain (loss) on foreign
    currency transactions .......................            (63)             325            --              1                 12
   Net change in unrealized appreciation
    (depreciation on investments ................          1,071             (287)        1,031             44              3,167
   Net change in unrealized appreciation
    (depreciation) on foreign
     currency translation .. ....................            (96)            (162)           --             (6)               (33)
                                                   -------------    -------------    ---------- --------------    ---------------
NET GAIN (LOSS) ON INVESTMENTS                             2,404              266         6,286             40              2,686
                                                   -------------    -------------    ---------- --------------    ---------------
Net increase (decrease) in net assets resulting
  from operations ...............................  $       2,482    $         363    $   13,422 $           42    $         3,586
                                                   =============    =============    ========== ==============    ===============

(1) Inception date is September 16, 2010.
(2) Amount is less than $500 (not reported in thousands).

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         YEAR ENDED SEPTEMBER 30, 2010


($ Reported in thousands)

                                                                                     MULTI-SECTOR     PREMIUM          SENIOR
                                                                  MARKET NEUTRAL     FIXED INCOME  ALPHASECTOR(TM)  FLOATING RATE
                                                                       FUND              FUND          FUND(1)          FUND
                                                                  --------------     ------------  ---------------  -------------
INVESTMENT INCOME
 Dividends ...................................................... $        1,366     $         44  $           854  $          18
 Interest .......................................................             --(2)        15,155               --          9,220
 Security lending ...............................................             --               --                7             --
 Foreign taxes withheld .........................................            (48)             (18)              --             --
                                                                  --------------     ------------  ---------------  -------------
     Total investment income ....................................          1,318           15,181              861          9,238
                                                                  --------------     ------------  ---------------  -------------

EXPENSES
 Investment advisory fees .......................................          1,347            1,095              154            759(3)
 Service fees, Class A ..........................................             43              289               23            179
 Distribution and service fees, Class B .........................             10              137               --             --
 Distribution and service fees, Class C .........................             44              522               31            154
 Administration fees ............................................            102              228               17            141
 Transfer agent fee and expenses ................................             92              271               10             76
 Custodian fees .................................................             33               25                1              7
 Printing fees and expenses .....................................             15               30                8             17
 Professional fees ..............................................             40               40               18             37
 Registration fees ..............................................             57               65               16             40
 Trustees' fee and expenses .....................................              8               17                1              9
 Miscellaneous expenses .........................................             14               36                2             24
                                                                  --------------     ------------  ---------------  -------------
     Total expenses .............................................          1,805            2,755              281          1,443
 Dividends on short sales .......................................          1,451               --               --             --
 Interest expense on short sales ................................            364               --               --             --
 Less expenses reimbursed and/or waived by investment adviser ...           (255)              --             (24)             --
                                                                  --------------     ------------  ---------------  -------------
     Net expenses ...............................................          3,365            2,755              257          1,443
                                                                  --------------     ------------  ---------------  -------------
     NET INVESTMENT INCOME (LOSS) ...............................         (2,047)          12,426              604          7,795
                                                                  --------------     ------------  ---------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........

 Net realized gain (loss) on investments ........................         16,192            4,754             (217)         2,075
 Net realized gain (loss) on securities sold short ..............         (7,742)              --               --             --
 Net realized gain (loss) on foreign currency transactions ......             (7)             (16)              --             --
 Net change in unrealized appreciation (depreciation)
   on investments ...............................................         (4,264)          10,182            4,202         (1,224)
 Net change in unrealized appreciation (depreciation)
   on securities sold short .....................................         (1,522)              --               --             --
 Net change in unrealized appreciation (depreciation)
   on foreign currency translation ..............................             18               (8)              --             --
                                                                  --------------     ------------  ---------------  -------------
 NET GAIN (LOSS) ON INVESTMENTS .................................          2,675           14,912            3,985            851
                                                                  --------------     ------------  ---------------  -------------
Net increase (decrease) in net assets resulting
  from operations ............................................... $          628     $     27,338  $         4,589  $       8,646
                                                                  ==============     ============  ===============  =============

(1) Inception date is July 1, 2010.
(2) Amount is less than $500 (not reported in thousands).
(3) Includes expense reimbursement recapture of $ 58. See Note 3C in the Notes to Financial Statements.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                       STATEMENT OF CHANGES IN NET ASSETS

($ Reported in thousands)

                                                                  ALPHASECTOR(TM) ALLOCATION FUND   ALPHASECTOR(TM) ROTATION FUND
                                                                  -------------------------------   -----------------------------
                                                                   YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                  SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                                      2010             2009            2010             2009
                                                                  -------------    --------------   -------------   -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..................................   $         523    $          816   $       3,659   $       1,022
Net realized gain (loss) ......................................             (73)           (6,354)        (16,759)        (17,763)
Net change in unrealized appreciation (depreciation) ..........           2,940             4,618          26,684          13,479
                                                                  -------------    --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...           3,390              (920)         13,584          (3,262)
                                                                  -------------    --------------   -------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................            (314)             (590)           (805)           (670)
Net investment income, Class B ................................              --                --              --              --
Net investment income, Class C ................................            (142)             (387)            (97)           (424)
Net investment income, Class I ................................             (17)               --            (520)             --
Net realized long-term gains, Class A .........................              --               (76)             --            (558)
Net realized long-term gains, Class C .........................              --               (69)             --            (625)
Net realized long-term gains, Class I .........................              --                --              --              --
                                                                  -------------    --------------   -------------   -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....            (473)           (1,122)         (1,422)         (2,277)
                                                                  -------------    --------------   -------------   -------------

FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........            (263)           (3,417)        149,521          (1,731)
Change in net assets from share transactions, Class B .........              --                --              --              --
Change in net assets from share transactions, Class C .........            (972)           (4,112)         88,764          (6,293)
Change in net assets from share transactions, Class I .........           1,979                --         109,673              --
                                                                  -------------    --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....             744            (7,529)        347,958          (8,024)
                                                                  -------------    --------------   -------------   -------------

CAPITAL CONTRIBUTIONS
Fair funds settlement(1) ......................................              --                --              --              --
                                                                  -------------    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           3,661            (9,571)        360,120         (13,563)

NET ASSETS
Beginning of period ...........................................          35,724            45,295          77,840          91,403
                                                                  -------------    --------------   -------------   -------------

END OF PERIOD .................................................   $      39,385    $       35,724   $     437,960   $      77,840
                                                                  =============    ==============   =============   =============

Accumulated undistributed net investment income (loss) at end
  of period ...................................................   $         288    $          238   $       2,565   $         328

(1) The Fund was a recipient of a portion of a distribution from a Fair Fund settlement established by the United States Securities and Exchange Commission. The proceeds received were a part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

 ALTERNATIVES DIVERSIFIER FUND                 BOND FUND                    CA TAX-EXEMPT BOND FUND
-------------------------------     -------------------------------     -------------------------------
 YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
    2010              2009              2010              2009              2010              2009
-------------     -------------     -------------     -------------     -------------     -------------


$       3,976     $       3,586     $       9,172     $       7,987     $       2,371     $       2,437
      (13,282)          (58,276)            7,573            (2,547)             (137)             (140)
       29,546            (2,181)            4,062            17,869               418             4,403
-------------     -------------     -------------     -------------     -------------     -------------
       20,240           (56,871)           20,807            23,309             2,652             6,700
-------------     -------------     -------------     -------------     -------------     -------------


       (3,206)           (2,270)           (2,839)           (1,659)           (1,264)           (1,359)
           --                --              (122)             (149)               --                --
       (1,519)             (546)             (289)             (179)               --                --
         (561)               --            (5,837)           (5,993)           (1,100)           (1,097)
           --                --                --                --                --               (21)
           --                --                --                --                --                --
           --                --                --                --                --               (15)
-------------     -------------     -------------     -------------     -------------     -------------
       (5,286)           (2,816)           (9,087)           (7,980)           (2,364)           (2,492)
-------------     -------------     -------------     -------------     -------------     -------------


      (59,963)          (58,940)           (2,777)           38,228            (1,898)           (2,877)
           --                --            (1,582)             (197)               --                --
      (21,365)          (18,076)              164             4,714                --                --
       29,962                --           (31,771)           (7,351)            2,372            (4,081)
-------------     -------------     -------------     -------------     -------------     -------------
      (51,366)          (77,016)          (35,966)           35,394               474            (6,958)
-------------     -------------     -------------     -------------     -------------     -------------


           --                --                --                37                --                12
-------------     -------------     -------------     -------------     -------------     -------------
      (36,412)         (136,703)          (24,246)           50,760               762            (2,738)


      268,555           405,258           223,327           172,567            59,352            62,090
-------------     -------------     -------------     -------------     -------------     -------------

$     232,143     $     268,555     $     199,081     $     223,327     $      60,114     $      59,352
=============     =============     =============     =============     =============     =============

$         638     $       1,804     $         145     $          82     $          58     $          51

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                    GLOBAL INFRASTRUCTURE FUND       GLOBAL OPPORTUNITIES FUND
                                                                  ------------------------------    -----------------------------
                                                                   YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                  SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                                      2010            2009              2010             2009
                                                                  -------------    -------------    -------------   -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..................................   $       2,155    $       2,363    $         688   $         600
Net realized gain (loss) ......................................          (3,922)         (10,235)           5,780         (31,976)
Net change in unrealized appreciation (depreciation) ..........           9,501            6,299            3,161          19,640
                                                                  -------------    -------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...           7,734           (1,573)           9,629         (11,736)
                                                                  -------------    -------------    -------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................            (855)          (2,172)            (614)           (729)
Net investment income, Class B ................................              --               --              (11)            (16)
Net investment income, Class C ................................            (148)            (103)              (6)             (9)
Net investment income, Class I ................................          (1,200)              (8)              --              --
Net realized short-term gains, Class A ........................              --               --               --              --
Net realized short-term gains, Class C ........................              --               --               --              --
Net realized short-term gains, Class I ........................              --               --               --              --
Net realized long-term gains, Class A .........................              --             (448)              --              --
Net realized long-term gains, Class C .........................              --              (12)              --              --
Net realized long-term gains, Class I .........................              --               (1)              --              --
                                                                  -------------    -------------    -------------   -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....          (2,203)          (2,744)            (631)           (754)
                                                                  -------------    -------------    -------------   -------------

FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........         (53,591)           6,209           (3,220)         (7,674)
Change in net assets from share transactions, Class B .........              --               --             (288)           (572)
Change in net assets from share transactions, Class C .........             499            3,849              (91)           (163)
Change in net assets from share transactions, Class I .........          33,028              238               --              --
                                                                  -------------    -------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....         (20,064)          10,296           (3,599)         (8,409)
                                                                  -------------    -------------    -------------   -------------

CAPITAL CONTRIBUTIONS
Fair funds settlement(2) ......................................              --               --               --             157
                                                                  -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................         (14,533)           5,979            5,399         (20,742)

NET ASSETS
Beginning of period ...........................................          83,581           77,602           55,789          76,531
                                                                  -------------    -------------    -------------   -------------

END OF PERIOD .................................................   $      69,048    $      83,581    $      61,188   $      55,789
                                                                  =============    =============    =============   =============

Accumulated undistributed net investment income (loss) at end
  of period ...................................................   $         116    $         161    $       1,210   $         528

(1) Amount is less than $500 (not reported in thousands).
(2) The Fund was a recipient of a portion of a distribution from a Fair Fund settlement established by the United States Securities and Exchange Commission. The proceeds received were a part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                        See Notes to Financial Statements

      GLOBAL REAL ESTATE               GREATER ASIA EX JAPAN               GREATER EUROPEAN
        SECURITIES FUND                 OPPORTUNITIES FUND                OPPORTUNITIES FUND               HIGH YIELD FUND
-------------------------------  --------------------------------  --------------------------------  ----------------------------
                     FROM                             FROM                              FROM
                   INCEPTION                        INCEPTION                         INCEPTION
 YEAR ENDED    MARCH 2, 2009 TO    YEAR ENDED   APRIL 21, 2009 TO   YEAR ENDED    APRIL 21, 2009 TO   YEAR ENDED      YEAR ENDED
SEPTEMBER 30,   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
    2010             2009            2010             2009             2010             2009             2010            2009
-------------  ----------------  -------------  -----------------  -------------  -----------------  -------------  -------------


 $      58        $      30        $      78        $      48        $      97        $      61        $   7,136      $   7,387
       112               94            1,429              146              715               65            5,255        (18,245)
       378              731              975            1,333             (449)           1,368            1,031         16,375
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------
       548              855            2,482            1,527              363            1,494           13,422          5,517
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------


      (136)              --              (66)              --              (71)              --           (6,934)        (7,268)
        --               --               --               --               --               --              (57)           (81)
       (16)              --               (1)              --               (2)              --             (131)          (102)
       (44)              --               (2)              --               (2)              --               --             --
       (54)              --             (159)              --             (203)              --               --             --
        (7)              --               (3)              --               (7)              --               --             --
       (17)              --               (3)              --               (4)              --               --             --
        (3)              --               --               --               --               --               --             --
        --(1)            --               --               --               --               --               --             --
        (1)              --               --               --               --               --               --             --
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------
      (278)              --             (234)              --             (289)              --           (7,122)        (7,451)
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------


       717              899            1,746            4,964           (1,673)           4,809            4,645           (524)
        --               --               --               --               --               --             (410)          (271)
        47              109              224              100              (56)             159              409            155
       435              100               24              100                6              100               --             --
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------
     1,199            1,108            1,994            5,164           (1,723)           5,068            4,644           (640)
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------


        --               --               --               --               --               --               --             --
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------
     1,469            1,963            4,242            6,691           (1,649)           6,562           10,944         (2,574)


     1,963               --            6,691               --            6,562               --           93,164         95,738
 ---------        ---------        ---------        ---------        ---------        ---------        ---------      ---------

 $   3,432        $   1,963        $  10,933        $   6,691        $   4,913        $   6,562        $ 104,108      $  93,164
 =========        =========        =========        =========        =========        =========        =========      =========

 $     (72)       $      42        $     204        $      69        $      69        $      46        $     135      $     122

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

($ Reported in thousands)

                                                                   INTERNATIONAL     INTERNATIONAL REAL ESTATE
                                                                    EQUITY FUND           SECURITIES FUND
                                                                  --------------   -----------------------------
                                                                  FROM INCEPTION
                                                                   SEPTEMBER 16,
                                                                      2010 TO       YEAR ENDED      YEAR ENDED
                                                                   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                                       2010            2010            2009
                                                                  --------------   -------------   -------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..................................   $            2   $         900   $       1,719
Net realized gain (loss) ......................................                2            (448)        (23,503)
Net change in unrealized appreciation (depreciation) ..........               38           3,134          11,782
                                                                  --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...               42           3,586         (10,002)
                                                                  --------------   -------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class A ................................               --            (145)         (1,995)
Net investment income, Class B ................................               --              --              --
Net investment income, Class C ................................               --             (35)            (15)
Net investment income, Class I ................................               --          (2,179)             (3)
Net realized short-term gains, Class A ........................               --              --              --
Net realized short-term gains, Class C ........................               --              --              --
Net realized short-term gains, Class I ........................               --              --              --
                                                                  --------------   -------------   -------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .....               --          (2,359)         (2,013)
                                                                  --------------   -------------   -------------

FROM SHARE TRANSACTIONS (SEE NOTE 5)
Change in net assets from share transactions, Class A .........              100         (28,793)        (16,660)
Change in net assets from share transactions, Class B .........               --              --              --
Change in net assets from share transactions, Class C .........              100              64             212
Change in net assets from share transactions, Class I .........            7,030          21,860               8
                                                                  --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .....            7,230          (6,869)        (16,440)
                                                                  --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................            7,272          (5,642)        (28,455)

NET ASSETS
Beginning of period ...........................................               --          32,662          61,117
                                                                  --------------   -------------   -------------

END OF PERIOD .................................................   $        7,272   $      27,020   $      32,662
                                                                  ==============   =============   =============

Accumulated undistributed net investment income (loss) at end
  of period ...................................................   $            3   $        (750)  $         207

                        See Notes to Financial Statements

                                                                          PREMIUM
    MARKET NEUTRAL FUND           MULTI-SECTOR FIXED INCOME FUND    ALPHASECTOR(TM) FUND      SENIOR FLOATING RATE FUND
------------------------------    ------------------------------    --------------------    ------------------------------
                                                                      FROM INCEPTION
 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED        JULY 1, 2010 TO        YEAR ENDED       YEAR ENDED
SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,       SEPTEMBER 30,        SEPTEMBER 30,    SEPTEMBER 30,
    2010             2009             2010             2009                2010                 2010             2009
-------------    -------------    -------------    -------------    --------------------    -------------    -------------


 $  (2,047)        $  (2,043)       $  12,426        $   7,746            $     604           $   7,795        $   1,958
     8,443              (795)           4,738           (9,528)                (217)              2,075              923
    (5,768)            8,585           10,174           24,573                4,202              (1,224)           5,291
 ---------         ---------        ---------        ---------            ---------           ---------        ---------
       628             5,747           27,338           22,791                4,589               8,646            8,172
 ---------         ---------        ---------        ---------            ---------           ---------        ---------


        --                --           (7,296)          (6,623)                  --              (4,573)          (1,919)
        --                --             (762)            (854)                  --                  --               --
        --                --           (2,891)          (1,656)                  --                (897)             (51)
        --                --           (1,149)              --                   --              (2,034)             (18)
        --                --               --               --                   --                (551)             (56)
        --                --               --               --                   --                (103)              (2)
        --                --               --               --                   --                (552)              (1)
 ---------         ---------        ---------        ---------            ---------           ---------        ---------
        --                --          (12,098)          (9,133)                  --              (8,710)          (2,047)
 ---------         ---------        ---------        ---------            ---------           ---------        ---------


   (57,358)          (50,048)          (4,905)          25,286               86,114              45,570           32,707
      (765)             (336)            (745)             169                   --                  --               --
      (182)             (793)          16,774           19,964               28,722              27,500            2,212
    69,968                --            6,417               --               23,904              32,458              137
 ---------         ---------        ---------        ---------            ---------           ---------        ---------
    11,663           (51,177)          17,541           45,419              138,740             105,528           35,056
 ---------         ---------        ---------        ---------            ---------           ---------        ---------
    12,291           (45,430)          32,781           59,077              143,329             105,464           41,181


    80,618           126,048          176,618          117,541                   --              56,121           14,940
 ---------         ---------        ---------        ---------            ---------           ---------        ---------

 $  92,909         $  80,618        $ 209,399        $ 176,618            $ 143,329           $ 161,585        $  56,121
 =========         =========        =========        =========            =========           =========        =========

 $      (7)        $      (3)       $   1,031        $     223            $     604           $     306        $      --

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                       CAPITAL
                                                         GAIN         NET
                                                    DISTRIBUTIONS   REALIZED                DIVIDENDS  DISTRIBUTIONS
                             NET ASSET      NET        RECEIVED       AND        TOTAL        FROM          FROM
                              VALUE,    INVESTMENT       FROM      UNREALIZED     FROM         NET          NET
                             BEGINNING    INCOME      AFFILIATED      GAIN     INVESTMENT  INVESTMENT     REALIZED        TOTAL
                             OF PERIOD   (LOSS)(2)     FUNDS(2)      (LOSS)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
                            -------------------------------------------------------------------------------------------------------
--------------------------
ALPHASECTOR(TM) ALLOCATION
FUND
--------------------------
CLASS A
10/1/09 to 9/30/10            $ 9.56       0.17            --         0.78        0.95       (0.16)           --         (0.16)
10/1/08 to 9/30/09              9.78       0.23            --        (0.15)       0.08       (0.27)        (0.03)        (0.30)
10/1/07 to 9/30/08             12.01       0.26          0.19        (2.32)      (1.87)      (0.26)        (0.10)        (0.36)
8/1/07 to 9/30/07              12.02       0.02           --          0.40        0.42       (0.05)        (0.38)        (0.43)
8/1/06 to 7/31/07              11.31       0.27          0.46         0.59        1.32       (0.43)        (0.18)        (0.61)
8/1/05 to 7/31/06              11.61       0.22          0.10         0.18        0.50       (0.23)        (0.57)        (0.80)

CLASS C
10/1/09 to 9/30/10            $ 9.54       0.09            --         0.78        0.87       (0.08)           --         (0.08)
10/1/08 to 9/30/09              9.75       0.16            --        (0.14)       0.02       (0.20)        (0.03)        (0.23)
10/1/07 to 9/30/08             11.98       0.18          0.20        (2.33)      (1.95)      (0.18)        (0.10)        (0.28)
8/1/07 to 9/30/07              12.00       0.01            --         0.40        0.41       (0.05)        (0.38)        (0.43)
8/1/06 to 7/31/07              11.30       0.18          0.46         0.58        1.22       (0.34)        (0.18)        (0.52)
8/1/05 to 7/31/06              11.60       0.12          0.10         0.19        0.41       (0.14)        (0.57)        (0.71)

CLASS I
10/1/09(6) to 9/30/10         $ 9.39       0.24           --          0.91        1.15       (0.18)           --         (0.18)

--------------------------
ALPHASECTOR(TM) ROTATION
FUND
--------------------------
CLASS A
10/1/09 to 9/30/10            $ 9.34       0.14            --         0.76        0.90       (0.06)           --         (0.06)
10/1/08 to 9/30/09              9.95       0.15            --        (0.48)      (0.33)      (0.15)        (0.13)        (0.28)
10/1/07 to 9/30/08             12.81       0.18          0.29        (2.92)      (2.45)      (0.24)        (0.17)        (0.41)
8/1/07 to 9/30/07              12.91       0.02            --         0.53        0.55       (0.03)        (0.62)        (0.65)
8/1/06 to 7/31/07              11.89       0.20          0.60         0.86        1.66       (0.42)        (0.22)        (0.64)
8/1/05 to 7/31/06              12.07       0.15          0.12         0.40        0.67       (0.16)        (0.69)        (0.85)

CLASS C
10/1/09 to 9/30/10            $ 9.29       0.07            --         0.75        0.82       (0.02)           --         (0.02)
10/1/08 to 9/30/09              9.88       0.08            --        (0.45)      (0.37)      (0.09)        (0.13)        (0.22)
10/1/07 to 9/30/08             12.74       0.09          0.30        (2.92)      (2.53)      (0.16)        (0.17)        (0.33)
8/1/07 to 9/30/07              12.85         --(5)         --         0.54        0.54       (0.03)        (0.62)        (0.65)
8/1/06 to 7/31/07              11.84       0.10          0.60         0.86        1.56       (0.33)        (0.22)        (0.55)
8/1/05 to 7/31/06              12.02       0.06          0.12         0.40        0.58       (0.07)        (0.69)        (0.76)

CLASS I
10/1/09(6) to 9/30/10         $ 9.11       0.20            --         0.94        1.14       (0.07)           --         (0.07)

                                                                                                   RATIO OF
                                                                                     RATIO OF        GROSS
                                                                                       NET          EXPENSES
                                                                                    OPERATING      TO AVERAGE
                                              NET ASSET               NET ASSETS,  EXPENSES TO     NET ASSETS
                                  CHANGE IN     VALUE,                  END OF       AVERAGE        (BEFORE
                                  NET ASSET      END       TOTAL        PERIOD         NET        WAIVERS AND
                                    VALUE     OF PERIOD   RETURN(1) (IN THOUSANDS)  ASSETS(8)  REIMBURSEMENTS)(8)
                                 --------------------------------------------------------------------------------
--------------------------
ALPHASECTOR(TM) ALLOCATION
FUND
--------------------------
CLASS A
10/1/09 to 9/30/10                   0.79      $10.35      10.02%      $ 20,295       1.08%          1.17%
10/1/08 to 9/30/09                  (0.22)       9.56       1.33         18,989       0.59           0.59
10/1/07 to 9/30/08                  (2.23)       9.78     (15.94)        23,358       0.22(7)        0.47
8/1/07 to 9/30/07                   (0.01)      12.01       3.48(4)      29,742       0.27(3)        0.48(3)
8/1/06 to 7/31/07                    0.71       12.02      11.82         29,304       0.05           0.46
8/1/05 to 7/31/06                   (0.30)      11.31       4.43         24,768       0.26(7)        0.56

CLASS C
10/1/09 to 9/30/10                   0.79      $10.33       9.20%      $ 17,066       1.83%          1.92%
10/1/08 to 9/30/09                  (0.21)       9.54       0.59         16,735       1.34           1.34
10/1/07 to 9/30/08                  (2.23)       9.75     (16.59)        21,937       0.97(7)        1.22
8/1/07 to 9/30/07                   (0.02)      11.98       3.40(4)      32,320       1.01(3)        1.23(3)
8/1/06 to 7/31/07                    0.70       12.00      10.90         32,286       0.80           1.21
8/1/05 to 7/31/06                   (0.30)      11.30       3.63         33,776       1.03(7)        1.31

CLASS I
10/1/09(6) to 9/30/10                0.97      $10.36      12.34%(4)   $  2,024       0.89%(3)       0.97%(3)

--------------------------
ALPHASECTOR(TM) ROTATION
FUND
--------------------------
CLASS A
10/1/09 to 9/30/10                   0.84      $10.18       9.63%      $192,375       1.06%          1.06%
10/1/08 to 9/30/09                  (0.61)       9.34      (2.81)        37,722       0.64           0.64
10/1/07 to 9/30/08                  (2.86)       9.95     (19.66)        41,396       0.21(7)        0.45
8/1/07 to 9/30/07                   (0.10)      12.81       4.23(4)      58,663       0.26(3)        0.49(3)
8/1/06 to 7/31/07                    1.02       12.91      14.16         56,857       0.06           0.45
8/1/05 to 7/31/06                   (0.18)      11.89       5.76         51,755       0.20(7)        0.45

CLASS C
10/1/09 to 9/30/10                   0.80      $10.09       8.79%      $133,453       1.81%          1.81%
10/1/08 to 9/30/09                  (0.59)       9.29      (3.41)        40,118       1.38           1.38
10/1/07 to 9/30/08                  (2.86)       9.88     (20.35)        50,007       0.96(7)        1.20
8/1/07 to 9/30/07                   (0.11)      12.74       4.17(4)      77,181       1.01(3)        1.24(3)
8/1/06 to 7/31/07                    1.01       12.85      13.29         76,049       0.80           1.20
8/1/05 to 7/31/06                   (0.18)      11.84       4.99         75,168       0.96(7)        1.19

CLASS I
10/1/09(6) to 9/30/10                1.07      $10.18      12.63%(4)   $112,132       0.83%(3)       0.83%(3)

                                        RATIO OF
                                     NET INVESTMENT
                                         INCOME
                                         (LOSS)       PORTFOLIO
                                       TO AVERAGE     TURNOVER
                                       NET ASSETS       RATE
                                     --------------------------
--------------------------
ALPHASECTOR(TM) ALLOCATION
FUND
--------------------------
CLASS A
10/1/09 to 9/30/10                        1.73%         147%
10/1/08 to 9/30/09                        2.71          111
10/1/07 to 9/30/08                        2.36           24
8/1/07 to 9/30/07                         1.15(3)         2(4)
8/1/06 to 7/31/07                         2.28           41
8/1/05 to 7/31/06                         1.92           67

CLASS C
10/1/09 to 9/30/10                        0.95%         147%
10/1/08 to 9/30/09                        1.92          111
10/1/07 to 9/30/08                        1.64           24
8/1/07 to 9/30/07                         0.39(3)         2(4)
8/1/06 to 7/31/07                         1.53           41
8/1/05 to 7/31/06                         1.08           67

CLASS I
10/1/09(6) to 9/30/10                     2.44%(3)      147%

-------------------------
ALPHASECTOR(TM) ROTATION
FUND
-------------------------
CLASS A
10/1/09 to 9/30/10                        1.41%         245%
10/1/08 to 9/30/09                        1.80          131
10/1/07 to 9/30/08                        1.57           23
8/1/07 to 9/30/07                         0.72(3)         2(4)
8/1/06 to 7/31/07                         1.54           43
8/1/05 to 7/31/06                         1.25           74

CLASS C
10/1/09 to 9/30/10                        0.68%         245%
10/1/08 to 9/30/09                        1.03          131
10/1/07 to 9/30/08                        0.81           23
8/1/07 to 9/30/07                        (0.03)(3)        2(4)
8/1/06 to 7/31/07                         0.79           43
8/1/05 to 7/31/06                         0.48           74

CLASS I
10/1/09(6) to 9/30/10                     2.04%(3)      245%

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                         CAPITAL
                                                          GAIN         NET
                                                      DISTRIBUTIONS  REALIZED               DIVIDENDS  DISTRIBUTIONS
                               NET ASSET     NET        RECEIVED       AND        TOTAL       FROM         FROM
                                 VALUE,   INVESTMENT      FROM      UNREALIZED     FROM        NET          NET
                               BEGINNING    INCOME     AFFILIATED      GAIN     INVESTMENT INVESTMENT    REALIZED      TOTAL
                               OF PERIOD  (LOSS)(2)       FUNDS       (LOSS)    OPERATIONS   INCOME        GAINS   DISTRIBUTIONS
                               -------------------------------------------------------------------------------------------------
------------------------
ALTERNATIVES DIVERSIFIER
FUND
------------------------
CLASS A
10/1/09 to 9/30/10              $ 9.43       0.18        0.02(2)       0.64        0.84      (0.22)          --        (0.22)
10/1/08 to 9/30/09               10.62       0.13        0.01(2)      (1.22)      (1.08)     (0.11)          --        (0.11)
10/1/07 to 9/30/08               11.80       0.10        0.11(2)      (1.25)      (1.04)     (0.14)          --        (0.14)
8/1/07 to 9/30/07                11.15       0.03          --          0.69        0.72      (0.01)       (0.06)       (0.07)
8/1/06 to 7/31/07                10.63       0.18        0.13(2)       0.41(9)     0.72      (0.20)          --(5)     (0.20)
11/30/05(6) to 7/31/06           10.00       0.08        0.02(2)       0.57        0.67      (0.04)          --        (0.04)

CLASS C
10/1/09 to 9/30/10              $ 9.34       0.10        0.02(2)       0.64        0.76      (0.15)          --        (0.15)
10/1/08 to 9/30/09               10.50       0.07        0.01(2)      (1.19)      (1.11)     (0.05)          --        (0.05)
10/1/07 to 9/30/08               11.70       0.02        0.12(2)      (1.27)      (1.13)     (0.07)          --        (0.07)
8/1/07 to 9/30/07                11.07       0.02          --          0.68        0.70      (0.01)       (0.06)       (0.07)
8/1/06 to 7/31/07                10.58       0.11        0.14(2)       0.38(9)     0.63      (0.14)          --(5)     (0.14)
11/30/05(6) to 7/31/06           10.00       0.03        0.04(2)       0.54        0.61      (0.03)          --        (0.03)

CLASS I
10/1/09(6) to 9/30/10           $ 9.27       0.18        0.01(2)       0.84        1.03      (0.24)          --        (0.24)

---------
BOND FUND
---------
CLASS A
10/1/09 to 9/30/10              $10.57       0.46          --          0.62        1.08      (0.47)          --        (0.47)
10/1/08 to 9/30/09                9.75       0.42          --          0.82        1.24      (0.42)          --        (0.42)
10/1/07 to 9/30/08               10.21       0.42          --         (0.45)      (0.03)     (0.43)          --        (0.43)
10/1/06 to 9/30/07               10.27       0.44          --         (0.05)       0.39      (0.45)          --        (0.45)
10/1/05 to 9/30/06               10.46       0.43          --         (0.06)       0.37      (0.41)       (0.15)       (0.56)

CLASS B
10/1/09 to 9/30/10              $10.34       0.37          --          0.60        0.97      (0.38)          --        (0.38)
10/1/08 to 9/30/09                9.55       0.34          --          0.80        1.14      (0.35)          --        (0.35)
10/1/07 to 9/30/08               10.01       0.33          --         (0.43)      (0.10)     (0.36)          --        (0.36)
10/1/06 to 9/30/07               10.07       0.35          --         (0.04)       0.31      (0.37)          --        (0.37)
10/1/05 to 9/30/06               10.28       0.34          --         (0.06)       0.28      (0.34)       (0.15)       (0.49)

CLASS C
10/1/09 to 9/30/10              $10.37       0.37          --          0.60        0.97      (0.38)          --        (0.38)
10/1/08 to 9/30/09                9.58       0.34          --          0.80        1.14      (0.35)          --        (0.35)
10/1/07 to 9/30/08               10.04       0.31          --         (0.41)      (0.10)     (0.36)          --        (0.36)
10/1/06 to 9/30/07               10.09       0.35          --         (0.03)       0.32      (0.37)          --        (0.37)
10/1/05 to 9/30/06               10.30       0.34          --         (0.06)       0.28      (0.34)       (0.15)       (0.49)

CLASS I
10/1/09 to 9/30/10              $10.68       0.49          --          0.62        1.11      (0.49)          --        (0.49)
10/1/08 to 9/30/09                9.86       0.45          --          0.83        1.28      (0.46)          --        (0.46)
10/1/07 to 9/30/08               10.32       0.53          --         (0.54)      (0.01)     (0.45)          --        (0.45)
10/1/06 to 9/30/07               10.36       0.46          --         (0.02)       0.44      (0.48)          --        (0.48)
10/1/05 to 9/30/06               10.56       0.47          --         (0.08)       0.39      (0.44)       (0.15)       (0.59)

                                                                                                   RATIO OF
                                                                                     RATIO OF        GROSS
                                                                                       NET          EXPENSES
                                                                                    OPERATING      TO AVERAGE
                                              NET ASSET               NET ASSETS,  EXPENSES TO     NET ASSETS
                                  CHANGE IN     VALUE,                  END OF       AVERAGE        (BEFORE
                                  NET ASSET      END       TOTAL        PERIOD         NET        WAIVERS AND
                                    VALUE     OF PERIOD   RETURN(1) (IN THOUSANDS)  ASSETS(8)  REIMBURSEMENTS)(8)
                                 --------------------------------------------------------------------------------
------------------------
ALTERNATIVES DIVERSIFIER
FUND
------------------------
CLASS A
10/1/09 to 9/30/10                   0.62       $10.05       8.91%     $115,081        0.45%           0.75%
10/1/08 to 9/30/09                  (1.19)        9.43     (10.00)      167,472        0.29            0.58
10/1/07 to 9/30/08                  (1.18)       10.62      (8.94)      267,294        0.31            0.52
8/1/07 to 9/30/07                    0.65        11.80       6.45(4)    109,620        0.34(3)         0.54(3)
8/1/06 to 7/31/07                    0.52        11.15       6.76        95,230        0.26            0.51
11/30/05(6) to 7/31/06               0.63        10.63       6.72(4)      1,231        0.20(3)        31.52(3)

CLASS C
10/1/09 to 9/30/10                   0.61       $ 9.95       8.06%     $ 85,330        1.20%           1.50%
10/1/08 to 9/30/09                  (1.16)        9.34     (10.55)      101,083        1.04            1.33
10/1/07 to 9/30/08                  (1.20)       10.50      (9.71)      137,964        1.06            1.27
8/1/07 to 9/30/07                    0.63        11.70       6.32(4)     68,343        1.09(3)         1.29(3)
8/1/06 to 7/31/07                    0.49        11.07       6.01        60,669        1.01            1.26
11/30/05(6) to 7/31/06               0.58        10.58       6.16(4)        581        0.95(3)        46.88(3)

CLASS I
10/1/09(6) to 9/30/10                0.79       $10.06      11.11%(4)  $ 31,732        0.20%(3)        0.51%(3)

---------
BOND FUND
---------
CLASS A
10/1/09 to 9/30/10                   0.61       $11.18      10.42%     $ 67,147        0.84%(11)       0.98%
10/1/08 to 9/30/09                   0.82        10.57      13.12        66,232        0.85            1.01
10/1/07 to 9/30/08                  (0.46)        9.75      (0.49)       23,823        1.12(7)         1.17
10/1/06 to 9/30/07                  (0.06)       10.21       4.09        29,077        1.12            1.12
10/1/05 to 9/30/06                  (0.19)       10.27       3.51        28,022        1.11            1.15

CLASS B
10/1/09 to 9/30/10                   0.59       $10.93       9.60%     $  2,812        1.59%(11)       1.72%
10/1/08 to 9/30/09                   0.79        10.34      12.23         4,212        1.59            1.75
10/1/07 to 9/30/08                  (0.46)        9.55      (1.23)        4,075        1.87(7)         1.92
10/1/06 to 9/30/07                  (0.06)       10.01       3.26         4,294        1.87            1.87
10/1/05 to 9/30/06                  (0.21)       10.07       2.80         5,459        1.88            2.30

CLASS C
10/1/09 to 9/30/10                   0.59       $10.96       9.57%     $  8,663        1.59%(11)       1.73%
10/1/08 to 9/30/09                   0.79        10.37      12.19         8,048        1.59            1.75
10/1/07 to 9/30/08                  (0.46)        9.58      (1.14)        2,839        1.86(7)         1.92
10/1/06 to 9/30/07                  (0.05)       10.04       3.25         1,534        1.87            1.87
10/1/05 to 9/30/06                  (0.21)       10.09       2.79         1,401        1.88            3.44

CLASS I
10/1/09 to 9/30/10                   0.62       $11.30      10.65%     $120,459        0.59%(11)       0.73%
10/1/08 to 9/30/09                   0.82        10.68      13.34       144,835        0.59            0.75
10/1/07 to 9/30/08                  (0.46)        9.86      (0.16)      141,830        0.76(7)         0.85
10/1/06 to 9/30/07                  (0.04)       10.32       4.32        52,044        0.87            0.87
10/1/05 to 9/30/06                  (0.20)       10.36       3.84        63,156        0.82            0.82


                                   RATIO OF
                                NET INVESTMENT
                                    INCOME
                                    (LOSS)       PORTFOLIO
                                  TO AVERAGE     TURNOVER
                                  NET ASSETS       RATE
                                --------------------------
-------------------------
ALTERNATIVES DIVERSIFIER
FUND
------------------------
CLASS A
10/1/09 to 9/30/10                   1.87%            4%
10/1/08 to 9/30/09                   1.62            20
10/1/07 to 9/30/08                   0.89            32
8/1/07 to 9/30/07                    1.74(3)         18(4)
8/1/06 to 7/31/07                    1.61            11
11/30/05(6) to 7/31/06               1.11(3)         81(4)

CLASS C
10/1/09 to 9/30/10                   1.07%            4%
10/1/08 to 9/30/09                   0.91            20
10/1/07 to 9/30/08                   0.14            32
8/1/07 to 9/30/07                    0.99(3)         18(4)
8/1/06 to 7/31/07                    0.93            11
11/30/05(6) to 7/31/06               0.38(3)         81(4)

CLASS I
10/1/09(6) to 9/30/10                1.83%(3)         4%

---------
BOND FUND
---------
CLASS A
10/1/09 to 9/30/10                   4.26%          160%
10/1/08 to 9/30/09                   4.15           274
10/1/07 to 9/30/08                   4.10           325
10/1/06 to 9/30/07                   4.25           266
10/1/05 to 9/30/06                   4.21           275

CLASS B
10/1/09 to 9/30/10                   3.50%          160%
10/1/08 to 9/30/09                   3.52           274
10/1/07 to 9/30/08                   3.35           325
10/1/06 to 9/30/07                   3.49           266
10/1/05 to 9/30/06                   3.43           275

CLASS C
10/1/09 to 9/30/10                   3.50%          160%
10/1/08 to 9/30/09                   3.43           274
10/1/07 to 9/30/08                   3.33           325
10/1/06 to 9/30/07                   3.50           266
10/1/05 to 9/30/06                   3.41           275

CLASS I
10/1/09 to 9/30/10                   4.51%          160%
10/1/08 to 9/30/09                   4.52           274
10/1/07 to 9/30/08                   4.38           325
10/1/06 to 9/30/07                   4.49           266
10/1/05 to 9/30/06                   4.59           275

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                 NET
                                                               REALIZED                 DIVIDENDS DISTRIBUTIONS
                                    NET ASSET        NET         AND         TOTAL        FROM        FROM
                                     VALUE,      INVESTMENT   UNREALIZED     FROM          NET         NET
                                    BEGINNING      INCOME        GAIN     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                    OF PERIOD     (LOSS)(2)     (LOSS)    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
                                    ----------------------------------------------------------------------------------------
-----------------------
CA TAX-EXEMPT BOND FUND
-----------------------
CLASS A
10/1/09 to 9/30/10                   $12.29         0.48         0.04        0.52        (0.47)         --        (0.47)
10/1/08 to 9/30/09                    11.41         0.47         0.90        1.37        (0.48)      (0.01)       (0.49)
10/1/07 to 9/30/08                    12.09         0.46        (0.68)      (0.22)       (0.46)         --        (0.46)
5/1/07 to 9/30/07                     12.26         0.19        (0.17)       0.02        (0.18)      (0.01)       (0.19)
5/1/06 to 4/30/07                     12.19         0.47         0.18        0.65        (0.48)      (0.10)       (0.58)
5/1/05 to 4/30/06                     12.71         0.49        (0.39)       0.10        (0.49)      (0.13)       (0.62)

CLASS I
10/1/09 to 9/30/10                  $ 12.28         0.51         0.04        0.55        (0.50)         --        (0.50)
10/1/08 to 9/30/09                    11.41         0.50         0.88        1.38        (0.50)      (0.01)       (0.51)
10/1/07 to 9/30/08                    12.08         0.49        (0.67)      (0.18)       (0.49)         --        (0.49)
5/1/07 to 9/30/07                     12.25         0.20        (0.17)       0.03        (0.19)      (0.01)       (0.20)
9/29/06(6) to 4/30/07                 12.43         0.28        (0.06)       0.22        (0.30)      (0.10)       (0.40)

--------------------------
GLOBAL INFRASTRUCTURE FUND
--------------------------
CLASS A
10/1/09 to 9/30/10                  $  9.97         0.26         0.77        1.03        (0.29)         --        (0.29)
10/1/08 to 9/30/09                    10.91         0.31        (0.87)      (0.56)       (0.30)      (0.08)       (0.38)
10/1/07 to 9/30/08                    13.70         0.31        (2.31)      (2.00)       (0.28)      (0.51)       (0.79)
5/1/07 to 9/30/07                     13.66         0.18         0.23        0.41        (0.23)      (0.14)       (0.37)
5/1/06 to 4/30/07                     10.60         0.44         3.03        3.47        (0.41)         --        (0.41)
5/1/05 to 4/30/06                     10.13         0.42         0.44        0.86        (0.39)         --        (0.39)

CLASS C
10/1/09 to 9/30/10                  $  9.95         0.20         0.75        0.95        (0.21)         --        (0.21)
10/1/08 to 9/30/09                    10.89         0.26        (0.89)      (0.63)       (0.23)      (0.08)       (0.31)
10/1/07 to 9/30/08                    13.66         0.23        (2.31)      (2.08)       (0.18)      (0.51)       (0.69)
5/1/07 to 9/30/07                     13.62         0.14         0.22        0.36        (0.18)      (0.14)       (0.32)
5/1/06 to 4/30/07                     10.57         0.37         3.01        3.38        (0.33)         --        (0.33)
5/1/05 to 4/30/06                     10.12         0.35         0.43        0.78        (0.33)         --        (0.33)

CLASS I
10/1/09 to 9/30/10                  $  9.96         0.31         0.76        1.07        (0.31)         --        (0.31)
10/1/08 to 9/30/09                    10.90         0.34        (0.87)      (0.53)       (0.33)      (0.08)       (0.41)
6/6/08(6) to 9/30/08                  13.41         0.07        (2.40)      (2.33)       (0.18)         --        (0.18)

-------------------------
GLOBAL OPPORTUNITIES FUND
-------------------------
CLASS A
10/1/09 to 9/30/10                  $  6.67         0.09         1.11        1.20        (0.08)         --        (0.08)
10/1/08 to 9/30/09                     7.82         0.07        (1.14)      (1.07)       (0.08)         --        (0.08)
10/1/07 to 9/30/08                    11.59         0.13        (3.59)      (3.46)       (0.09)      (0.22)       (0.31)
7/1/07 to 9/30/07                     12.15         0.02         0.20        0.22        (0.08)      (0.70)       (0.78)
7/1/06 to 6/30/07                      9.86         0.11         2.30        2.41        (0.12)         --        (0.12)
7/1/05 to 6/30/06                      8.38         0.07         1.51        1.58        (0.10)         --        (0.10)

                                                                                                             RATIO OF
                                                                                          RATIO OF             GROSS
                                                                                            NET              EXPENSES
                                                                                         OPERATING          TO AVERAGE
                                                NET ASSET                 NET ASSETS,   EXPENSES TO         NET ASSETS
                                   CHANGE IN     VALUE,                     END OF        AVERAGE             (BEFORE
                                   NET ASSET       END       TOTAL          PERIOD          NET             WAIVERS AND
                                     VALUE      OF PERIOD   RETURN(1)    (IN THOUSANDS)   ASSETS(8)     REIMBURSEMENTS)(8)
                                   ----------------------------------------------------------------------------------------
-----------------------
CA TAX-EXEMPT BOND FUND
-----------------------
CLASS A
10/1/09 to 9/30/10                   0.05        $12.34       4.43%      $ 31,945          0.85%              1.03%
10/1/08 to 9/30/09                   0.88         12.29      12.31         33,728          0.85               1.02
10/1/07 to 9/30/08                  (0.68)        11.41      (1.94)        34,197          0.85               1.01
5/1/07 to 9/30/07                   (0.17)        12.09       0.18(4)      39,094          0.88(3)            1.05(3)
5/1/06 to 4/30/07                    0.07         12.26       5.40         42,243          0.87               1.10
5/1/05 to 4/30/06                   (0.52)        12.19       0.71         46,214          1.02(7)            1.28

CLASS I
10/1/09 to 9/30/10                   0.05        $12.33       4.69%      $ 28,169          0.60%              0.78%
10/1/08 to 9/30/09                   0.87         12.28      12.50         25,624          0.60               0.77
10/1/07 to 9/30/08                  (0.67)        11.41      (1.61)        27,893          0.60               0.76
5/1/07 to 9/30/07                   (0.17)        12.08       0.30(4)      28,277          0.64(3)            0.80(3)
9/29/06(6) to 4/30/07               (0.18)        12.25       1.79(4)      28,952          0.64(3)            0.79(3)

--------------------------
GLOBAL INFRASTRUCTURE FUND
--------------------------
CLASS A
10/1/09 to 9/30/10                   0.74        $10.71      10.48%      $ 24,794          1.33%              1.33%
10/1/08 to 9/30/09                  (0.94)         9.97      (4.76)        77,049          1.31               1.33
10/1/07 to 9/30/08                  (2.79)        10.91     (15.63)        75,664          1.15               1.22
5/1/07 to 9/30/07                    0.04         13.70       3.02(4)      57,938          1.19(3)            1.25(3)
5/1/06 to 4/30/07                    3.06         13.66      33.74         51,190          1.17               1.40
5/1/05 to 4/30/06                    0.47         10.60       8.66         14,298          1.15               2.72

CLASS C
10/1/09 to 9/30/10                   0.74        $10.69       9.70%      $  7,160          2.10%              2.10%
10/1/08 to 9/30/09                  (0.94)         9.95      (5.49)         6,188          2.09               2.10
10/1/07 to 9/30/08                  (2.77)        10.89     (16.18)         1,856          1.90               1.97
5/1/07 to 9/30/07                    0.04         13.66       2.72(4)       1,964          1.95(3)            2.00(3)
5/1/06 to 4/30/07                    3.05         13.62      32.55          1,769          1.91               2.19
5/1/05 to 4/30/06                    0.45         10.57       7.87          1,108          1.90               3.54

CLASS I
10/1/09 to 9/30/10                   0.76        $10.72      10.96%      $ 37,094          1.10%              1.10%
10/1/08 to 9/30/09                  (0.94)         9.96      (4.54)           344          1.09               1.10
6/6/08(6) to 9/30/08                (2.51)        10.90     (17.51)(4)         82          0.90(3)            1.01(3)

-------------------------
GLOBAL OPPORTUNITIES FUND
-------------------------
CLASS A
10/1/09 to 9/30/10                   1.12       $ 7.79       18.09%      $ 59,088          1.57%(7)           1.66%
10/1/08 to 9/30/09                  (1.15)        6.67      (13.53)        53,644          1.86               1.86
10/1/07 to 9/30/08                  (3.77)        7.82      (30.50)        73,003          1.65               1.65
7/1/07 to 9/30/07                   (0.56)       11.59        1.93(4)     116,983          1.60(3)            1.60(3)
7/1/06 to 6/30/07                    2.29        12.15       24.61        117,709          1.61               1.64
7/1/05 to 6/30/06                    1.48         9.86       18.90        102,783          1.60               1.70

                                            RATIO OF
                                         NET INVESTMENT
                                             INCOME
                                             (LOSS)           PORTFOLIO
                                           TO AVERAGE         TURNOVER
                                           NET ASSETS           RATE
                                         -------------------------------
------------------------
CA TAX-EXEMPT BOND FUND
------------------------
CLASS A
10/1/09 to 9/30/10                            3.94%              10%
10/1/08 to 9/30/09                            4.10                8
10/1/07 to 9/30/08                            3.82               10
5/1/07 to 9/30/07                             3.74(3)             4(4)
5/1/06 to 4/30/07                             3.81               19
5/1/05 to 4/30/06                             3.89                8

CLASS I
10/1/09 to 9/30/10                            4.19%              10%
10/1/08 to 9/30/09                            4.35                8
10/1/07 to 9/30/08                            4.07               10
5/1/07 to 9/30/07                             3.99(3)             4(4)
9/29/06(6) to 4/30/07                         3.90(3)            19(4)

--------------------------
GLOBAL INFRASTRUCTURE FUND
--------------------------
CLASS A
10/1/09 to 9/30/10                            2.51%              22%
10/1/08 to 9/30/09                            3.50               46
10/1/07 to 9/30/08                            2.39               60
5/1/07 to 9/30/07                             3.23(3)            29(4)
5/1/06 to 4/30/07                             3.64               21
5/1/05 to 4/30/06                             4.06               40

CLASS C
10/1/09 to 9/30/10                            1.98%              22%
10/1/08 to 9/30/09                            2.85               46
10/1/07 to 9/30/08                            1.72               60
5/1/07 to 9/30/07                             2.47(3)            29(4)
5/1/06 to 4/30/07                             3.11               21
5/1/05 to 4/30/06                             3.38               40

CLASS I
10/1/09 to 9/30/10                            3.04%              22%
10/1/08 to 9/30/09                            3.80               46
6/6/08(6) to 9/30/08                          1.83(3)            60(4)

-------------------------
GLOBAL OPPORTUNITIES FUND
-------------------------
CLASS A
10/1/09 to 9/30/10                            1.21%              78%
10/1/08 to 9/30/09                            1.16              168
10/1/07 to 9/30/08                            1.31               62
7/1/07 to 9/30/07                             0.59(3)            15(4)
7/1/06 to 6/30/07                             1.01               74
7/1/05 to 6/30/06                             0.76              124

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD



                                                                 NET
                                                               REALIZED                 DIVIDENDS DISTRIBUTIONS
                                    NET ASSET        NET         AND         TOTAL        FROM        FROM
                                     VALUE,      INVESTMENT   UNREALIZED     FROM          NET         NET
                                    BEGINNING      INCOME        GAIN     INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                    OF PERIOD     (LOSS)(2)     (LOSS)    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
                                    ----------------------------------------------------------------------------------------
-------------------------
GLOBAL OPPORTUNITIES FUND
(CONTINUED)
-------------------------
CLASS B
10/1/09 to 9/30/10                    $ 6.00        0.03          0.99         1.02        (0.05)         --       (0.05)
10/1/08 to 9/30/09                      7.06        0.02         (1.02)       (1.00)       (0.06)         --       (0.06)
10/1/07 to 9/30/08                     10.48        0.04         (3.22)       (3.18)       (0.02)      (0.22)      (0.24)
7/1/07 to 9/30/07                      11.04          --(5)       0.18         0.18        (0.04)      (0.70)      (0.74)
7/1/06 to 6/30/07                       8.98        0.02          2.10         2.12        (0.06)         --       (0.06)
7/1/05 to 6/30/06                       7.65          --(5)       1.37         1.37        (0.04)         --       (0.04)

CLASS C
10/1/09 to 9/30/10                    $ 5.97        0.03          0.98         1.01        (0.05)         --       (0.05)
10/1/08 to 9/30/09                      7.03        0.02         (1.02)       (1.00)       (0.06)         --       (0.06)
10/1/07 to 9/30/08                     10.44        0.05         (3.22)       (3.17)       (0.02)      (0.22)      (0.24)
7/1/07 to 9/30/07                      11.01          --(5)       0.17         0.17        (0.04)      (0.70)      (0.74)
7/1/06 to 6/30/07                       8.95        0.02          2.10         2.12        (0.06)         --       (0.06)
7/1/05 to 6/30/06                       7.62          --(5)       1.37         1.37        (0.04)         --       (0.04)

-----------------------------
GLOBAL REAL ESTATE SECURITIES
FUND
-----------------------------
CLASS A
10/1/09 to 9/30/10                    $18.33        0.40          3.31         3.71        (1.55)      (0.65)      (2.20)
3/2/09(6) to 9/30/09                   10.00        0.30          8.03         8.33           --          --          --

CLASS C
10/1/09 to 9/30/10                    $18.25        0.27          3.29         3.56        (1.49)      (0.65)      (2.14)
3/2/09(6) to 9/30/09                   10.00        0.24          8.01         8.25           --          --          --

CLASS I
10/1/09 to 9/30/10                    $18.36        0.47          3.30         3.77        (1.57)      (0.65)      (2.22)
3/2/09(6) to 9/30/09                   10.00        0.32          8.04         8.36           --          --          --

---------------------
GREATER ASIA EX JAPAN
OPPORTUNITIES FUND
---------------------
CLASS A
10/1/09 to 9/30/10                    $13.01        0.14          4.19         4.33        (0.13)      (0.32)      (0.45)
4/21/09(6) to 9/30/09                  10.00        0.10          2.91         3.01           --          --          --

CLASS C
10/1/09 to 9/30/10                    $12.96        0.07          4.16         4.23        (0.10)      (0.32)      (0.42)
4/21/09(6) to 9/30/09                  10.00        0.06          2.90         2.96           --          --          --

CLASS I
10/1/09 to 9/30/10                    $13.02        0.18          4.21         4.39        (0.15)      (0.32)      (0.47)
4/21/09(6) to 9/30/09                  10.00        0.11          2.91         3.02           --          --          --

                                                                                                                     RATIO OF
                                                                                               RATIO OF               GROSS
                                                                                                  NET                EXPENSES
                                                                                               OPERATING            TO AVERAGE
                                                  NET ASSET                    NET ASSETS,    EXPENSES TO           NET ASSETS
                                    CHANGE IN       VALUE,                       END OF         AVERAGE              (BEFORE
                                    NET ASSET        END         TOTAL           PERIOD           NET              WAIVERS AND
                                      VALUE       OF PERIOD     RETURN(1)    (IN THOUSANDS)    ASSETS(8)        REIMBURSEMENTS)(8)
                                    ----------------------------------------------------------------------------------------------
-------------------------
GLOBAL OPPORTUNITIES FUND
(CONTINUED)
-------------------------
CLASS B
10/1/09 to 9/30/10                    0.97          $ 6.97         17.09%    $ 1,294          2.32%(7)          2.41%
10/1/08 to 9/30/09                   (1.06)           6.00        (14.10)      1,369          2.61              2.61
10/1/07 to 9/30/08                   (3.42)           7.06        (30.93)      2,379          2.39              2.39
7/1/07 to 9/30/07                    (0.56)          10.48          1.65(4)    4,945          2.35(3)           2.35(3)
7/1/06 to 6/30/07                     2.06           11.04         23.76       5,074          2.36              2.39
7/1/05 to 6/30/06                     1.33            8.98         17.92       5,395          2.35              2.45

CLASS C
10/1/09 to 9/30/10                    0.96          $ 6.93         17.01%    $   806          2.32%(7)          2.41%
10/1/08 to 9/30/09                   (1.06)           5.97        (14.16)        776          2.62              2.62
10/1/07 to 9/30/08                   (3.41)           7.03        (30.95)      1,149          2.40              2.40
7/1/07 to 9/30/07                    (0.57)          10.44          1.67(4)    1,857          2.35(3)           2.35(3)
7/1/06 to 6/30/07                     2.06           11.01         23.74       1,838          2.36              2.38
7/1/05 to 6/30/06                     1.33            8.95         17.99       2,826          2.35              2.45

-----------------------------
GLOBAL REAL ESTATE SECURITIES
FUND
-----------------------------
CLASS A
10/1/09 to 9/30/10                    1.51          $19.84         22.42%    $ 2,492          1.40%             4.07%
3/2/09(6) to 9/30/09                  8.33           18.33         83.30(4)    1,586          1.40(3)           9.62(3)

CLASS C
10/1/09 to 9/30/10                    1.42          $19.67         21.55%    $   262          2.15%             4.83%
3/2/09(6) to 9/30/09                  8.25           18.25         82.50(4)      194          2.15(3)          10.45(3)

CLASS I
10/1/09 to 9/30/10                    1.55          $19.91         22.77%    $   678          1.15%             3.90%
3/2/09(6) to 9/30/09                  8.36           18.36         83.60(4)      183          1.15(3)           6.04(3)

---------------------
GREATER ASIA EX JAPAN
OPPORTUNITIES FUND
---------------------
CLASS A
10/1/09 to 9/30/10                    3.88          $16.89         34.27%    $10,305          1.80%             3.05%
4/21/09(6) to 9/30/09                 3.01           13.01         30.10(4)    6,431          1.80(3)           3.78(3)

CLASS C
10/1/09 to 9/30/10                    3.81          $16.77         33.39%    $   430          2.55%             3.83%
4/21/09(6) to 9/30/09                 2.96           12.96         29.60(4)      130          2.55(3)           4.54(3)

CLASS I
10/1/09 to 9/30/10                    3.92          $16.94         34.69%    $   198          1.55%             2.80%
4/21/09(6) to 9/30/09                 3.02           13.02         30.20(4)      130          1.55(3)           3.54(3)

                                       RATIO OF
                                    NET INVESTMENT
                                        INCOME
                                        (LOSS)         PORTFOLIO
                                      TO AVERAGE        TURNOVER
                                       NET ASSETS         RATE
                                   ------------------------------
-------------------------
GLOBAL OPPORTUNITIES FUND
(CONTINUED)
-------------------------
CLASS B
10/1/09 to 9/30/10                       0.43%             78%
10/1/08 to 9/30/09                       0.35             168
10/1/07 to 9/30/08                       0.49              62
7/1/07 to 9/30/07                       (0.15)(3)          15(4)
7/1/06 to 6/30/07                        0.22              74
7/1/05 to 6/30/06                        0.01             124

CLASS C
10/1/09 to 9/30/10                       0.48%             78%
10/1/08 to 9/30/09                       0.37             168
10/1/07 to 9/30/08                       0.55              62
7/1/07 to 9/30/07                       (0.15)(3)          15(4)
7/1/06 to 6/30/07                        0.23              74
7/1/05 to 6/30/06                       (0.03)            124

-----------------------------
GLOBAL REAL ESTATE SECURITIES
FUND
-----------------------------
CLASS A
10/1/09 to 9/30/10                       2.21%             28%
3/2/09(6) to 9/30/09                     3.68(3)           29(4)

CLASS C
10/1/09 to 9/30/10                       1.50%             28%
3/2/09(6) to 9/30/09                     2.94(3)           29(4)

CLASS I
10/1/09 to 9/30/10                       2.63%             28%
3/2/09(6) to 9/30/09                     3.93(3)           29(4)

---------------------
GREATER ASIA EX JAPAN
OPPORTUNITIES FUND
---------------------
CLASS A
10/1/09 to 9/30/10                       1.00%             78%
4/21/09(6) to 9/30/09                    1.88(3)           26(4)

CLASS C
10/1/09 to 9/30/10                       0.46%             78%
4/21/09(6) to 9/30/09                    1.12(3)           26(4)

CLASS I
10/1/09 to 9/30/10                       1.25%             78%
4/21/09(6) to 9/30/09                    2.11(3)           26(4)

         The footnote legend is at the end of the financial highlights.

                       See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                NET
                                                             REALIZED                 DIVIDENDS    DISTRIBUTIONS
                                   NET ASSET       NET          AND         TOTAL        FROM          FROM
                                    VALUE,      INVESTMENT  UNREALIZED      FROM         NET            NET
                                   BEGINNING      INCOME       GAIN      INVESTMENT   INVESTMENT     REALIZED         TOTAL
                                   OF PERIOD    (LOSS)(2)     (LOSS)     OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
                                   ---------------------------------------------------------------------------------------------
-------------------
GREATER EUROPEAN
OPPORTUNITIES FUND
-------------------
CLASS A
10/1/09 to 9/30/10                  $12.97       0.21        0.95           1.16      (0.15)          (0.42)         (0.57)
4/21/09(6) to 9/30/09                10.00       0.12        2.85           2.97         --              --             --

CLASS C
10/1/09 to 9/30/10                  $12.93       0.07        0.98           1.05      (0.11)          (0.42)         (0.53)
4/21/09(6) to 9/30/09                10.00       0.07        2.86           2.93         --              --             --

CLASS I
10/1/09 to 9/30/10                  $12.98       0.24        0.96           1.20      (0.16)          (0.42)         (0.58)
4/21/09(6) to 9/30/09                10.00       0.14        2.84           2.98         --              --             --

---------------
HIGH YIELD FUND
---------------
CLASS A
10/1/09 to 9/30/10                  $ 3.89       0.31        0.28           0.59      (0.31)             --          (0.31)
10/1/08 to 9/30/09                    3.98       0.31       (0.08)          0.23      (0.32)             --          (0.32)
10/1/07 to 9/30/08                    4.89       0.34       (0.90)         (0.56)     (0.35)             --          (0.35)
11/1/06 to 9/30/07                    4.91       0.30       (0.01)          0.29      (0.31)             --          (0.31)
11/1/05 to 10/31/06                   4.88       0.31        0.05           0.36      (0.33)             --          (0.33)
11/1/04 to 10/31/05                   5.11       0.31       (0.19)          0.12      (0.35)             --          (0.35)

CLASS B
10/1/09 to 9/30/10                  $ 3.82       0.27        0.27           0.54      (0.28)             --          (0.28)
10/1/08 to 9/30/09                    3.92       0.28       (0.09)          0.19      (0.29)             --          (0.29)
10/1/07 to 9/30/08                    4.81       0.30       (0.88)         (0.58)     (0.31)             --          (0.31)
11/1/06 to 9/30/07                    4.84       0.26       (0.01)          0.25      (0.28)             --          (0.28)
11/1/05 to 10/31/06                   4.81       0.26        0.06           0.32      (0.29)             --          (0.29)
11/1/04 to 10/31/05                   5.05       0.27       (0.20)          0.07      (0.31)             --          (0.31)

CLASS C
10/1/09 to 9/30/10                  $ 3.85       0.27        0.27           0.54      (0.28)             --          (0.28)
10/1/08 to 9/30/09                    3.94       0.28       (0.08)          0.20      (0.29)             --          (0.29)
10/1/07 to 9/30/08                    4.84       0.30       (0.89)         (0.59)     (0.31)             --          (0.31)
11/1/06 to 9/30/07                    4.87       0.26       (0.01)          0.25      (0.28)             --          (0.28)
11/1/05 to 10/31/06                   4.84       0.27        0.05           0.32      (0.29)             --          (0.29)
11/1/04 to 10/31/05                   5.07       0.27       (0.19)          0.08      (0.31)             --          (0.31)

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
CLASS A
9/16/10(6) to 9/30/10               $10.00         --(5)     0.17           0.17         --              --             --

CLASS C
9/16/10(6) to 9/30/10               $10.00         --(5)     0.16           0.16         --              --             --

CLASS I
9/16/10(6) to 9/30/10               $10.00       0.01        0.17           0.18         --              --             --

                                                                                                                     RATIO OF
                                                                                                RATIO OF              GROSS
                                                                                                  NET                EXPENSES
                                                                                               OPERATING            TO AVERAGE
                                                   NET ASSET                  NET ASSETS,     EXPENSES TO           NET ASSETS
                                  CHANGE IN         VALUE,                       END OF         AVERAGE              (BEFORE
                                  NET ASSET           END          TOTAL         PERIOD           NET              WAIVERS AND
                                    VALUE          OF PERIOD     RETURN(1)   (IN THOUSANDS)     ASSETS(8)       REIMBURSEMENTS)(8)
                                 -------------------------------------------------------------------------------------------------
------------------
GREATER EUROPEAN
OPPORTUNITIES FUND
------------------
CLASS A
10/1/09 to 9/30/10                  0.59           $13.56           9.14%      $  4,629           1.45%               2.75%
4/21/09(6) to 9/30/09               2.97            12.97          29.70(4)       6,236           1.45(3)             3.60(3)

CLASS C
10/1/09 to 9/30/10                  0.52           $13.45           8.28%      $    142           2.20%               3.50%
4/21/09(6) to 9/30/09               2.93            12.93          29.30(4)         196           2.20(3)             4.27(3)

CLASS I
10/1/09 to 9/30/10                  0.62           $13.60           9.48%      $    142           1.20%               2.56%
4/21/09(6) to 9/30/09               2.98            12.98          29.80(4)         130           1.20(3)             3.34(3)

---------------
HIGH YIELD FUND
---------------
CLASS A
10/1/09 to 9/30/10                  0.28           $ 4.17          15.43%      $101,326           1.35%               1.35%(3)
10/1/08 to 9/30/09                 (0.09)            3.89           7.02         90,560           1.37                1.37
10/1/07 to 9/30/08                 (0.91)            3.98         (12.10)        92,907           1.34                1.34
11/1/06 to 9/30/07                 (0.02)            4.89           6.06(4)     125,200           1.39(3)             1.39(3)
11/1/05 to 10/31/06                 0.03             4.91           7.52        132,408           1.37                1.37
11/1/04 to 10/31/05                (0.23)            4.88           2.37        144,060           1.36                1.36

CLASS B
10/1/09 to 9/30/10                  0.26           $ 4.08          14.65%      $    663           2.10%               2.10%(3)
10/1/08 to 9/30/09                 (0.10)            3.82           6.13          1,019           2.12                2.12
10/1/07 to 9/30/08                 (0.89)            3.92         (12.59)         1,366           2.08                2.08
11/1/06 to 9/30/07                 (0.03)            4.81           5.22(4)       2,597           2.13(3)             2.13(3)
11/1/05 to 10/31/06                 0.03             4.84           6.83          4,595           2.12                2.12
11/1/04 to 10/31/05                (0.24)            4.81           1.46          7,791           2.11                2.11

CLASS C
10/1/09 to 9/30/10                  0.26           $ 4.11          14.53%      $  2,119           2.10%               2.10%(3)
10/1/08 to 9/30/09                 (0.09)            3.85           6.36          1,585           2.12                2.12
10/1/07 to 9/30/08                 (0.90)            3.94         (12.72)         1,465           2.09                2.09
11/1/06 to 9/30/07                 (0.03)            4.84           5.20(4)       2,081           2.14(3)             2.14(3)
11/1/05 to 10/31/06                 0.03             4.87           6.80          1,585           2.12                2.12
11/1/04 to 10/31/05                (0.23)            4.84           1.66          1,758           2.11                2.11

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
CLASS A
9/16/10(6) to 9/30/10               0.17           $10.17           1.70%(4)   $    102           1.50%(3)           19.64%(3)

CLASS C
9/16/10(6) to 9/30/10               0.16           $10.16           1.60%(4)   $    102           2.25%(3)           20.39%(3)

CLASS I
9/16/10(6) to 9/30/10               0.18           $10.18           1.70%(4)   $  7,068           1.25%(3)           19.39%(3)

                                   RATIO OF
                                NET INVESTMENT
                                    INCOME
                                    (LOSS)          PORTFOLIO
                                  TO AVERAGE         TURNOVER
                                  NET ASSETS           RATE
                               --------------------------------
------------------
GREATER EUROPEAN
OPPORTUNITIES FUND
------------------
CLASS A
10/1/09 to 9/30/10                   1.60%              48%
4/21/09(6) to 9/30/09                2.38(3)            14(4)

CLASS C
10/1/09 to 9/30/10                   0.56%              48%
4/21/09(6) to 9/30/09                1.31(3)            14(4)

CLASS I
10/1/09 to 9/30/10                   1.83%              48%
4/21/09(6) to 9/30/09                2.63(3)            14(4)

---------------
HIGH YIELD FUND
---------------
CLASS A
10/1/09 to 9/30/10                   7.69%              92%
10/1/08 to 9/30/09                   8.88              134
10/1/07 to 9/30/08                   7.41              100
11/1/06 to 9/30/07                   6.59(3)           102(4)
11/1/05 to 10/31/06                  6.25              161
11/1/04 to 10/31/05                  6.23               59

CLASS B
10/1/09 to 9/30/10                   6.95%              92%
10/1/08 to 9/30/09                   8.21              134
10/1/07 to 9/30/08                   6.63              100
11/1/06 to 9/30/07                   5.78(3)           102(4)
11/1/05 to 10/31/06                  5.46              161
11/1/04 to 10/31/05                  5.47               59

CLASS C
10/1/09 to 9/30/10                   6.93%              92%
10/1/08 to 9/30/09                   8.06              134
10/1/07 to 9/30/08                   6.66              100
11/1/06 to 9/30/07                   5.89(3)           102(4)
11/1/05 to 10/31/06                  5.48              161
11/1/04 to 10/31/05                  5.48               59

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
CLASS A
9/16/10(6) to 9/30/10                1.36%(3)           --%(4)

CLASS C
9/16/10(6) to 9/30/10                0.61%(3)           --%(4)

CLASS I
9/16/10(6) to 9/30/10                1.62%(3)           --%(4)

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                             NET
                                                          REALIZED                  DIVIDENDS     DISTRIBUTIONS
                                NET ASSET       NET          AND        TOTAL         FROM             FROM
                                  VALUE,     INVESTMENT  UNREALIZED      FROM          NET             NET
                                BEGINNING      INCOME       GAIN      INVESTMENT   INVESTMENT        REALIZED         TOTAL
                                OF PERIOD    (LOSS)(2)     (LOSS)     OPERATIONS     INCOME           GAINS       DISTRIBUTIONS
                                ------------------------------------------------------------------------------------------------
-------------------------
INTERNATIONAL REAL ESTATE
SECURITIES FUND
-------------------------
CLASS A
10/1/09 to 9/30/10               $ 6.00         0.13        0.65         0.78        (0.48)             --            (0.48)
10/1/08 to 9/30/09                 6.72         0.21       (0.66)       (0.45)       (0.27)             --            (0.27)
10/1/07(6) to 9/30/08             10.00         0.21       (3.32)       (3.11)       (0.17)             --            (0.17)

CLASS C
10/1/09 to 9/30/10               $ 6.00         0.13        0.61         0.74        (0.48)             --            (0.48)
10/1/08 to 9/30/09                 6.70         0.19       (0.67)       (0.48)       (0.22)             --            (0.22)
10/1/07(6) to 9/30/08             10.00         0.20       (3.38)       (3.18)       (0.12)             --            (0.12)

CLASS I
10/1/09 to 9/30/10               $ 5.99         0.19        0.61         0.80        (0.48)             --            (0.48)
10/1/08 to 9/30/09                 6.72         0.23       (0.67)       (0.44)       (0.29)             --            (0.29)
10/1/07(6) to 9/30/08             10.00         0.25       (3.35)       (3.10)       (0.18)             --            (0.18)

                                                                                                        RATIO OF
                                                                                      RATIO OF           GROSS
                                                                                        NET             EXPENSES
                                                                                     OPERATING         TO AVERAGE
                                           NET ASSET                 NET ASSETS,     EXPENSES TO        NET ASSETS
                             CHANGE IN      VALUE,                     END OF          AVERAGE           (BEFORE
                             NET ASSET        END        TOTAL         PERIOD            NET           WAIVERS AND
                               VALUE       OF PERIOD    RETURN(1)   (IN THOUSANDS)    ASSETS(8)     REIMBURSEMENTS)(8)
                             ----------------------------------------------------------------------------------------
--------------------------
INTERNATIONAL REAL ESTATE
SECURITIES FUND
--------------------------
CLASS A
10/1/09 to 9/30/10             0.30         $6.30       14.44%       $ 2,474           1.50%             1.70%
10/1/08 to 9/30/09            (0.72)         6.00       (5.59)        32,178           1.50              1.66
10/1/07(6) to 9/30/08         (3.28)         6.72      (31.46)        60,907           1.50              2.11

CLASS C
10/1/09 to 9/30/10             0.26         $6.26       13.73%       $   494           2.25%             2.51%
10/1/08 to 9/30/09            (0.70)         6.00       (6.30)           413           2.25              2.40
10/1/07(6) to 9/30/08         (3.30)         6.70      (32.09)           141           2.23              3.00

CLASS I
10/1/09 to 9/30/10             0.32         $6.31       14.83%       $24,052           1.25%             1.51%(3)
10/1/08 to 9/30/09            (0.73)         5.99       (5.43)            71           1.25              1.41
10/1/07(6) to 9/30/08         (3.28)         6.72      (31.32)            69           1.24              2.16

                                RATIO OF
                             NET INVESTMENT
                                 INCOME
                                 (LOSS)           PORTFOLIO
                               TO AVERAGE         TURNOVER
                               NET ASSETS            RATE
                             ------------------------------
--------------------------
INTERNATIONAL REAL ESTATE
SECURITIES FUND
--------------------------
CLASS A
10/1/09 to 9/30/10               2.21%              20%
10/1/08 to 9/30/09               4.71               54
10/1/07(6) to 9/30/08            2.74                8

CLASS C
10/1/09 to 9/30/10               2.28%              20%
10/1/08 to 9/30/09               4.21               54
10/1/07(6) to 9/30/08            2.52                8

CLASS I
10/1/09 to 9/30/10               3.31%              20%
10/1/08 to 9/30/09               4.87               54
10/1/07(6) to 9/30/08            3.00                8

                                                       NET
                                                    REALIZED                  DIVIDENDS
                          NET ASSET       NET          AND         TOTAL         FROM
                            VALUE,    INVESTMENT   UNREALIZED       FROM         NET                       CHANGE IN
                          BEGINNING     INCOME        GAIN       INVESTMENT   INVESTMENT       TOTAL       NET ASSET
                          OF PERIOD    (LOSS)(2)     (LOSS)      OPERATIONS     INCOME     DISTRIBUTIONS     VALUE
                          --------------------------------------------------------------------------------------------
--------------------
MARKET NEUTRAL FUND
--------------------
CLASS A
10/1/09 to 9/30/10         $10.50       (0.25)        0.32          0.07           --            --          0.07
10/1/08 to 9/30/09           9.81       (0.01)        0.70          0.69           --            --          0.69
10/1/07 to 9/30/08          10.53       (0.09)       (0.47)        (0.56)       (0.16)        (0.16)        (0.72)
11/1/06 to 9/30/07          11.19        0.14        (0.58)        (0.44)       (0.22)        (0.22)        (0.66)
11/1/05 to 10/31/06         11.87        0.12        (0.80)        (0.68)          --            --         (0.68)
11/1/04 to 10/31/05         11.51       (0.03)        0.39          0.36           --            --          0.36

CLASS B
10/1/09 to 9/30/10         $10.06       (0.32)        0.30         (0.02)          --            --         (0.02)
10/1/08 to 9/30/09           9.47       (0.08)        0.67          0.59           --            --          0.59
10/1/07 to 9/30/08          10.17       (0.12)       (0.49)        (0.61)       (0.09)        (0.09)        (0.70)
11/1/06 to 9/30/07          10.80        0.08        (0.57)        (0.49)       (0.14)        (0.14)        (0.63)
11/1/05 to 10/31/06         11.55        0.02        (0.77)        (0.75)          --            --         (0.75)
11/1/04 to 10/31/05         11.28       (0.13)        0.40          0.27           --            --          0.27

                                                                          RATIO OF            RATIO OF
                                                                          EXPENSES            EXPENSES
                                                                         (EXCLUDING          (INCLUDING
                                                                       DIVIDENDS AND        DIVIDENDS AND
                                                                        INTEREST ON          INTEREST ON
                                                                        SHORT SALES          SHORT SALES
                                                                       AFTER EXPENSE        AFTER EXPENSE
                             NET ASSET               NET ASSETS,        WAIVERS AND          WAIVERS AND
                               VALUE,                   END OF       REIMBURSEMENTS)(8)  REIMBURSEMENTS)(8)
                                END        TOTAL        PERIOD           TO AVERAGE          TO AVERAGE
                             OF PERIOD    RETURN(1)  (IN THOUSANDS)      NET ASSETS          NET ASSETS
                             ------------------------------------------------------------------------------
--------------------
MARKET NEUTRAL FUND
--------------------
CLASS A
10/1/09 to 9/30/10            $10.57       0.67%       $ 17,556            1.82%(7)           3.76%(7)
10/1/08 to 9/30/09             10.50       7.03          74,749            1.77               4.04
10/1/07 to 9/30/08              9.81      (5.36)        119,387            1.81               3.49
11/1/06 to 9/30/07             10.53      (3.86)(4)      54,630            1.91(3)            3.56(3)
11/1/05 to 10/31/06            11.19      (5.81)         89,054            2.19               3.63
11/1/04 to 10/31/05            11.87       3.13         111,133            2.20               3.65

CLASS B
10/1/09 to 9/30/10            $10.04      (0.20)%      $    670            2.60%(7)           4.55%(7)
10/1/08 to 9/30/09             10.06       6.23           1,435            2.52               4.83
10/1/07 to 9/30/08              9.47      (6.04)          1,678            2.55               4.19
11/1/06 to 9/30/07             10.17      (4.64)(4)       2,651            2.67(3)            4.22(3)
11/1/05 to 10/31/06            10.80      (6.41)          4,338            2.91               4.39
11/1/04 to 10/31/05            11.55       2.39           7,859            2.90               4.36

                               RATIO OF
                               EXPENSES
                              (INCLUDING
                            DIVIDENDS AND
                             INTEREST ON
                             SHORT SALES           RATIO OF
                           BEFORE EXPENSE       NET INVESTMENT
                             WAIVERS AND           INCOME
                          REIMBURSEMENTS)(8)        (LOSS)       PORTFOLIO
                              TO AVERAGE          TO AVERAGE      TURNOVER
                              NET ASSETS          NET ASSETS        RATE
                          ------------------------------------------------
--------------------
MARKET NEUTRAL FUND
--------------------
CLASS A
10/1/09 to 9/30/10               4.04%              (2.33)%         155%
10/1/08 to 9/30/09               4.23               (0.08)          253
10/1/07 to 9/30/08               3.84               (0.85)          285
11/1/06 to 9/30/07               3.95(3)             1.45(3)        394(4)
11/1/05 to 10/31/06              3.63                1.04           285
11/1/04 to 10/31/05              3.65               (0.26)          177

CLASS B
10/1/09 to 9/30/10               4.83%              (3.15)%         155%
10/1/08 to 9/30/09               5.02               (0.79)          253
10/1/07 to 9/30/08               4.55               (1.19)          285
11/1/06 to 9/30/07               4.63(3)             0.82(3)        394(4)
11/1/05 to 10/31/06              4.39                0.22           285
11/1/04 to 10/31/05              4.36               (1.14)          177

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                             NET
                                                           REALIZED                   DIVIDENDS
                                 NET ASSET       NET         AND          TOTAL         FROM
                                   VALUE,     INVESTMENT  UNREALIZED      FROM           NET                       CHANGE IN
                                 BEGINNING      INCOME       GAIN      INVESTMENT    INVESTMENT        TOTAL       NET ASSET
                                 OF PERIOD    (LOSS)(2)     (LOSS)     OPERATIONS      INCOME      DISTRIBUTIONS     VALUE
                                 ---------------------------------------------------------------------------------------------
-------------------
MARKET NEUTRAL FUND
(CONTINUED)
-------------------
CLASS C
10/1/09 to 9/30/10                $10.02        (0.32)       0.30        (0.02)           --              --         (0.02)
10/1/08 to 9/30/09                  9.43        (0.07)       0.66         0.59            --              --          0.59
10/1/07 to 9/30/08                 10.12        (0.12)      (0.49)       (0.61)        (0.08)          (0.08)        (0.69)
11/1/06 to 9/30/07                 10.75         0.07       (0.56)       (0.49)        (0.14)          (0.14)        (0.63)
11/1/05 to 10/31/06                11.49         0.02       (0.76)       (0.74)           --              --         (0.74)
11/1/04 to 10/31/05                11.22        (0.11)       0.38         0.27            --              --          0.27

CLASS I
10/1/09(6) to 9/30/10             $10.49        (0.23)       0.32         0.09            --              --          0.09

                                                                           RATIO OF           RATIO OF           RATIO OF
                                                                           EXPENSES           EXPENSES           EXPENSES
                                                                          (EXCLUDING         (INCLUDING         (INCLUDING
                                                                        DIVIDENDS AND      DIVIDENDS AND      DIVIDENDS AND
                                                                         INTEREST ON        INTEREST ON        INTEREST ON
                                                                         SHORT SALES        SHORT SALES        SHORT SALES
                                                                        AFTER EXPENSE       AFTER EXPENSE     BEFORE EXPENSE
                              NET ASSET               NET ASSETS,        WAIVERS AND        WAIVERS AND        WAIVERS AND
                                VALUE,                   END OF       REIMBURSEMENTS)(8) REIMBURSEMENTS)(8) REIMBURSEMENTS)(8)
                                 END       TOTAL         PERIOD           TO AVERAGE         TO AVERAGE         TO AVERAGE
                              OF PERIOD   RETURN(1)  (IN THOUSANDS)       NET ASSETS         NET ASSETS         NET ASSETS
                              -----------------------------------------------------------------------------------------------
-------------------
MARKET NEUTRAL FUND
(CONTINUED)
-------------------
CLASS C
10/1/09 to 9/30/10            $10.00     (0.20)%        $ 4,249             2.62%(7)           4.62%(7)           4.90%
10/1/08 to 9/30/09             10.02      6.26            4,434             2.52               4.84               5.03
10/1/07 to 9/30/08              9.43     (6.04)           4,983             2.55               4.19               4.55
11/1/06 to 9/30/07             10.12     (4.57)(4)        7,187             2.68(3)            4.27(3)            4.68(3)
11/1/05 to 10/31/06            10.75     (6.44)          18,377             2.92               4.41               4.41
11/1/04 to 10/31/05            11.49      2.41           40,584             2.90               4.35               4.35

CLASS I
10/1/09(6) to 9/30/10         $10.58      0.95%(4)      $70,434             1.64%(3)(7)        3.69%(3)(7)        3.97%(3)

                                    RATIO OF
                                 NET INVESTMENT
                                     INCOME
                                     (LOSS)            PORTFOLIO
                                   TO AVERAGE          TURNOVER
                                   NET ASSETS            RATE
                                 --------------------------------
-------------------
MARKET NEUTRAL FUND
(CONTINUED)
-------------------
CLASS C
10/1/09 to 9/30/10                (3.17)%                155%
10/1/08 to 9/30/09                (0.77)                 253
10/1/07 to 9/30/08                (1.21)                 285
11/1/06 to 9/30/07                 0.76(3)               394(4)
11/1/05 to 10/31/06                0.19                  285
11/1/04 to 10/31/05               (0.97)                 177

CLASS I
10/1/09(6) to 9/30/10             (2.20)%(3)             155%

                                                          NET
                                                        REALIZED                     DIVIDENDS   DISTRIBUTIONS
                              NET ASSET       NET         AND           TOTAL          FROM          FROM
                               VALUE,     INVESTMENT   UNREALIZED       FROM            NET           NET
                              BEGINNING     INCOME        GAIN       INVESTMENT     INVESTMENT     REALIZED        TOTAL
                              OF PERIOD    (LOSS)(2)     (LOSS)      OPERATIONS       INCOME         GAINS     DISTRIBUTIONS
                              -----------------------------------------------------------------------------------------------
------------------
MULTI-SECTOR FIXED
INCOME FUND
------------------
CLASS A
10/1/09 to 9/30/10             $ 9.96        0.67         0.79          1.46          (0.65)           --         (0.65)
10/1/08 to 9/30/09               9.23        0.59         0.85          1.44          (0.71)           --         (0.71)
10/1/07 to 9/30/08              10.89        0.68        (1.66)        (0.98)         (0.68)           --         (0.68)
11/1/06 to 9/30/07              10.88        0.56        (0.03)         0.53          (0.52)           --         (0.52)
11/1/05 to 10/31/06             10.63        0.59         0.21          0.80          (0.55)           --         (0.55)
11/1/04 to 10/31/05             11.16        0.59        (0.40)         0.19          (0.72)           --         (0.72)

CLASS B
10/1/09 to 9/30/10             $ 9.95        0.59         0.79          1.38          (0.58)           --         (0.58)
10/1/08 to 9/30/09               9.22        0.53         0.84          1.37          (0.64)           --         (0.64)
10/1/07 to 9/30/08              10.88        0.60        (1.66)        (1.06)         (0.60)           --         (0.60)
11/1/06 to 9/30/07              10.87        0.48        (0.02)         0.46          (0.45)           --         (0.45)
11/1/05 to 10/31/06             10.61        0.51         0.22          0.73          (0.47)           --         (0.47)
11/1/04 to 10/31/05             11.13        0.50        (0.40)         0.10          (0.62)           --         (0.62)



                                                                                           RATIO OF
                                                                                             NET           RATIO OF
                                              NET ASSET                  NET ASSETS,       EXPENSES          GROSS
                                 CHANGE IN      VALUE,                      END OF        TO AVERAGE       EXPENSES
                                 NET ASSET       END          TOTAL         PERIOD           NET          TO AVERAGE
                                   VALUE      OF PERIOD      RETURN(1)  (IN THOUSANDS)    ASSETS(8)      NET ASSETS(8)
                                --------------------------------------------------------------------------------------
------------------
MULTI-SECTOR FIXED
INCOME FUND
------------------
CLASS A
10/1/09 to 9/30/10                  0.81       $10.77        15.14%       $125,962          1.16%            1.16%
10/1/08 to 9/30/09                  0.73         9.96        17.34         121,968          1.16             1.16
10/1/07 to 9/30/08                 (1.66)        9.23        (9.46)         88,744          1.15             1.15
11/1/06 to 9/30/07                  0.01        10.89         4.95(4)      113,458          1.19(3)          1.19(3)
11/1/05 to 10/31/06                 0.25        10.88         7.74         113,362          1.17             1.17
11/1/04 to 10/31/05                (0.53)       10.63         1.73         113,885          1.20             1.20

CLASS B
10/1/09 to 9/30/10                  0.80       $10.75        14.20%       $ 13,590          1.91%            1.91%
10/1/08 to 9/30/09                  0.73         9.95        16.47          13,276          1.91             1.91
10/1/07 to 9/30/08                 (1.66)        9.22       (10.16)         11,969          1.90             1.90
11/1/06 to 9/30/07                  0.01        10.88         4.25(4)       14,205          1.94(3)          1.94(3)
11/1/05 to 10/31/06                 0.26        10.87         7.05          14,147          1.92             1.92
11/1/04 to 10/31/05                (0.52)       10.61         0.91          16,879          1.95             1.95


                                RATIO OF
                             NET INVESTMENT
                                 INCOME             PORTFOLIO
                               TO AVERAGE           TURNOVER
                               NET ASSETS             RATE
                             --------------------------------
------------------
MULTI-SECTOR FIXED
INCOME FUND
------------------
CLASS A
10/1/09 to 9/30/10                  6.46%                74%
10/1/08 to 9/30/09                  6.90                 85
10/1/07 to 9/30/08                  6.54                 91
11/1/06 to 9/30/07                  5.55(3)              92(4)
11/1/05 to 10/31/06                 5.52                 96
11/1/04 to 10/31/05                 5.36                136

CLASS B
10/1/09 to 9/30/10                  5.72%                74%
10/1/08 to 9/30/09                  6.18                 85
10/1/07 to 9/30/08                  5.80                 91
11/1/06 to 9/30/07                  4.80(3)              92(4)
11/1/05 to 10/31/06                 4.78                 96
11/1/04 to 10/31/05                 4.61                136

         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                                                                  NET
                                                               REALIZED                  DIVIDENDS   DISTRIBUTIONS
                                     NET ASSET       NET          AND         TOTAL        FROM          FROM
                                       VALUE,     INVESTMENT  UNREALIZED      FROM          NET           NET
                                     BEGINNING      INCOME       GAIN      INVESTMENT   INVESTMENT     REALIZED          TOTAL
                                     OF PERIOD    (LOSS)(2)     (LOSS)     OPERATIONS     INCOME         GAINS       DISTRIBUTIONS
                                    ----------------------------------------------------------------------------------------------
-----------------------
MULTI-SECTOR FIXED
INCOME FUND (CONTINUED)
-----------------------
CLASS C
10/1/09 to 9/30/10                    $10.02         0.59        0.80         1.39        (0.57)            --            (0.57)
10/1/08 to 9/30/09                      9.27         0.52        0.87         1.39        (0.64)            --            (0.64)
10/1/07 to 9/30/08                     10.94         0.61       (1.68)       (1.07)       (0.60)            --            (0.60)
11/1/06 to 9/30/07                     10.93         0.48       (0.02)        0.46        (0.45)            --            (0.45)
11/1/05 to 10/31/06                    10.67         0.51        0.22         0.73        (0.47)            --            (0.47)
11/1/04 to 10/31/05                    11.18         0.51       (0.40)        0.11        (0.62)            --            (0.62)

CLASS I
10/1/09(6) to 9/30/10                 $ 9.95         0.70        0.79         1.49        (0.68)            --            (0.68)

----------------------------
PREMIUM ALPHASECTOR(TM) FUND
----------------------------
CLASS A
7/1/10(6) to 9/30/10                  $10.00         0.12        1.05         1.17           --             --               --

CLASS C
7/1/10(6) to 9/30/10                  $10.00         0.09        1.06         1.15           --             --               --

CLASS I
7/1/10(6) to 9/30/10                  $10.00         0.11        1.06         1.17           --             --               --

-------------------------
SENIOR FLOATING RATE FUND
-------------------------
CLASS A
10/1/09 to 9/30/10                    $ 9.87         0.67        0.09         0.76        (0.64)        (0.19)            (0.83)
10/1/08 to 9/30/09                      9.41         0.54        0.47         1.01        (0.55)           --(5)          (0.55)
1/31/08(6) to 9/30/08                  10.00         0.41       (0.61)       (0.20)       (0.39)           --             (0.39)

CLASS C
10/1/09 to 9/30/10                    $ 9.87         0.59        0.10         0.69        (0.56)        (0.19)            (0.75)
10/1/08 to 9/30/09                      9.41         0.44        0.51         0.95        (0.49)           --(5)          (0.49)
1/31/08(6) to 9/30/08                  10.00         0.37       (0.61)       (0.24)       (0.35)           --             (0.35)

CLASS I
10/1/09 to 9/30/10                    $ 9.86         0.64        0.15         0.79        (0.66)        (0.19)            (0.85)
10/1/08 to 9/30/09                      9.41         0.58        0.45         1.03        (0.58)           --(5)          (0.58)
1/31/08(6) to 9/30/08                  10.00         0.43       (0.61)       (0.18)       (0.41)           --             (0.41)


                                                                                                              RATIO OF
                                                                                                                NET
                                                        NET ASSET                      NET ASSETS,           EXPENSES TO
                                       CHANGE IN         VALUE,                           END OF               AVERAGE
                                       NET ASSET           END            TOTAL           PERIOD                 NET
                                         VALUE          OF PERIOD        RETURN(1)    (IN THOUSANDS)          ASSETS(8)
                                      ----------------------------------------------------------------------------------------
-----------------------
MULTI-SECTOR FIXED
INCOME FUND (CONTINUED)
-----------------------
CLASS C
10/1/09 to 9/30/10                       0.82            $10.84          14.29%          $ 62,214              1.91%
10/1/08 to 9/30/09                       0.75             10.02          16.59             41,374              1.90
10/1/07 to 9/30/08                      (1.67)             9.27         (10.20)            16,828              1.90
11/1/06 to 9/30/07                       0.01             10.94           4.22(4)          20,677              1.94(3)
11/1/05 to 10/31/06                      0.26             10.93           7.00             17,222              1.91
11/1/04 to 10/31/05                     (0.51)            10.67           0.99             15,175              1.95

CLASS I
10/1/09(6) to 9/30/10                    0.81            $10.76          15.41%(4)       $  7,633              0.91%(3)

---------------------------
PREMIUM ALPHASECTOR(TM) FUND
---------------------------
CLASS A
7/1/10(6) to 9/30/10                     1.17            $11.17          11.70%(4)       $ 88,916              1.70%(3)

CLASS C
7/1/10(6) to 9/30/10                     1.15            $11.15          11.50%(4)       $ 29,864              2.45%(3)

CLASS I
7/1/10(6) to 9/30/10                     1.17            $11.17          11.70%(4)       $ 24,549              1.45%(3)

------------------------
SENIOR FLOATING RATE FUND
------------------------
CLASS A
10/1/09 to 9/30/10                      (0.07)           $ 9.80           8.05%          $ 98,790              1.20%(10)
10/1/08 to 9/30/09                       0.46              9.87          11.74             52,987              1.20
1/31/08(6) to 9/30/08                   (0.59)             9.41          (2.12)(4)         14,349              1.20(3)

CLASS C
10/1/09 to 9/30/10                      (0.06)           $ 9.81           7.35%          $ 30,116              1.95%(10)
10/1/08 to 9/30/09                       0.46              9.87          10.94              2,740              1.95
1/31/08(6) to 9/30/08                   (0.59)             9.41          (2.59)(4)            359              1.95(3)

CLASS I
10/1/09 to 9/30/10                      (0.06)           $ 9.80           8.44%          $ 32,679              0.95%(10)
10/1/08 to 9/30/09                       0.45              9.86          11.94                394              0.95
1/31/08(6) to 9/30/08                   (0.59)             9.41          (1.96)(4)            232              0.95(3)



                                        RATIO OF             RATIO OF
                                         GROSS            NET INVESTMENT
                                        EXPENSES              INCOME         PORTFOLIO
                                       TO AVERAGE           TO AVERAGE        TURNOVER
                                      NET ASSETS(8)         NET ASSETS         RATE
                                      ------------------------------------------------
-----------------------
MULTI-SECTOR FIXED
INCOME FUND (CONTINUED)
-----------------------
CLASS C
10/1/09 to 9/30/10                      1.91%                5.71%             74%
10/1/08 to 9/30/09                      1.90                 5.93              85
10/1/07 to 9/30/08                      1.90                 5.80              91
11/1/06 to 9/30/07                      1.94(3)              4.81(3)           92(4)
11/1/05 to 10/31/06                     1.91                 4.77              96
11/1/04 to 10/31/05                     1.95                 4.62             136

CLASS I
10/1/09(6) to 9/30/10                   0.91%(3)             6.78%(3)          74%

---------------------------
PREMIUM ALPHASECTOR(TM) FUND
---------------------------
CLASS A
7/1/10(6) to 9/30/10                    1.83%(3)             4.64%(3)          47%(4)

CLASS C
7/1/10(6) to 9/30/10                    2.67%(3)             3.51%(3)          47%(4)

CLASS I
7/1/10(6) to 9/30/10                    1.75%(3)             4.02%(3)          47%(4)

------------------------
SENIOR FLOATING RATE FUND
------------------------
CLASS A
10/1/09 to 9/30/10                      1.15%(10)            6.86%             41%
10/1/08 to 9/30/09                      1.33                 6.00              63
1/31/08(6) to 9/30/08                   1.80(3)              6.25(3)           27(4)

CLASS C
10/1/09 to 9/30/10                      1.92%(10)            6.02%             41%
10/1/08 to 9/30/09                      2.05                 4.82              63
1/31/08(6) to 9/30/08                   2.57(3)              5.58(3)           27(4)

CLASS I
10/1/09 to 9/30/10                      0.89%(10)            6.56%             41%
10/1/08 to 9/30/09                      1.13                 6.54              63
1/31/08(6) to 9/30/08                   1.56(3)              6.51(3)           27(4)


FOOTNOTE LEGEND
     (1) Sales charges, where applicable, are not reflected in the total return calculation.
     (2)  Computed using average shares outstanding.
     (3)  Annualized.
     (4)  Not annualized.
     (5)  Amount is less than $0.005.
     (6)  Inception date.
     (7) Due to a change in expense ratio, the ratio shown is a blended expense ratio.
     (8) The Funds will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
     (9) The amount shown for a share outstanding throughout the period does not accord with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
     (10) See Note 3C in the Notes to Financial Statements for information on recapture of expenses previously waived.
     (11) Includes extraordinary expenses.

                        See Notes to Financial Statements

                           VIRTUS OPPORTUNITIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2010

1.    ORGANIZATION

      Virtus Opportunities Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

      As of the date of this report, 20 funds are offered for sale (each a "Fund"), of which 17 are reported in this annual report. Each Fund's investment objective is outlined on the respective Fund's summary page.

      All the Funds offer Class A and Class C shares with the exception of the CA Tax-Exempt Bond Fund which does not offer Class C shares. All Funds with the exception of the Global Opportunities Fund and the High Yield Fund, offer Class I shares. Effective December 1, 2009, Class B shares were no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding Qualifying Transactions, refer to the prospectus).

      Class A shares of the Bond Fund, CA Tax-Exempt Bond Fund, High Yield Fund, Multi-Sector Fixed Income Fund and Senior Floating Rate Fund are sold with a front-end sales charge of up to 4.75% with some exceptions. Class A shares of the remaining Funds are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% - 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January 29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the funds was modified to be 18 months. In each case, the CDSC period begins on the last day of the month preceding the month in which the purchase was made.

      Class B shares were generally sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are generally sold with a 1% (1.25% for the Market Neutral Fund) CDSC if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and shareholder servicing plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

      A.    SECURITY VALUATION:

            The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

                  - Level 1 - quoted prices in active markets for identical securities

                  - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

                  - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

            A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

            Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

            Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

            Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

            Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

            Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

            The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

            Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

            A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      B.    SECURITY TRANSACTIONS AND RELATED INCOME:

            Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

            Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

      C.    INCOME TAXES:

            Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

            The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

            The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of September 30, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

      D.    DISTRIBUTIONS TO SHAREHOLDERS:

            Distributions are recorded by each Fund on the ex-dividend date. For the CA Tax-Exempt Fund and the Multi-Sector Fixed Income Fund income distributions are declared and recorded daily and distributed monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

      E.    EXPENSES:

            Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

            In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders of the Funds indirectly bear the pro-rata expenses of the underlying mutual funds in which certain funds invest.

      F.    FOREIGN CURRENCY TRANSLATION:

            Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

      G.    DERIVATIVE FINANCIAL INSTRUMENTS:

            Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

            FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

            Funds enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. dollars during perceived times of U.S. dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

            WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

            EQUITY-LINKED INSTRUMENTS: Equity-linked instruments are investments of various types issued by financial institutions or special purpose entities located in foreign countries. They provide investors with the synthetic economic performance of a referenced equity security including benefits from dividends and other corporate actions, but they do not have certain rights of direct investment in the referenced securities, e.g.: voting rights. In addition to the market and other risks of the referenced equity security, investments in equity-linked instruments expose the Funds to counterparty risk, which includes the risk that the issuing entity may not be able to honor its financial commitment to the Fund. Equity-linked instruments have no guaranteed return of principal and may experience a return different from the referenced equity security. Typically, when the Funds invest in equity-linked instruments they do so in order to obtain exposure to certain countries in which the Funds do not have local accounts. At September 30, 2010, the Funds did not hold any Equity-Linked Certificates.

            The following is a summary of the Funds' derivative instrument holdings categorized by primary risk exposure as of September 30, 2010 ($ reported in thousands):

                                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                 ---------------------------------------------------------------------------
DERIVATIVE TYPE**                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
--------------------------       -----------------------------------      ----------------------------------
EQUITY CONTRACTS                 Investment in securities at value                       --
FOREIGN EXCHANGE CONTRACTS       Unrealized appreciation on forward       Unrealized depreciation on forward
                                   currency contracts                       currency contracts

                                                               ASSET DERIVATIVE FAIR VALUE
                                              ------------------------------------------------------------
                                                TOTAL VALUE AT                            FOREIGN EXCHANGE
                                              SEPTEMBER 30, 2010     EQUITY CONTRACTS         CONTRACTS
                                              ------------------     ----------------     ----------------
Global Opportunities Fund                     $               89     $             --     $             89
Global Real Estate Securities Fund                            --(1)                --(1)                --
Greater Asia ex Japan Opportunities Fund                      45                   --                   45
Greater European Opportunities Fund                          169                   --                  169
International Real Estate Securities Fund                      1                    1                   --

(1) Amount is less than $500.

                                                            LIABILITY DERIVATIVE FAIR VALUE
                                              ------------------------------------------------------------
                                                TOTAL VALUE AT                            FOREIGN EXCHANGE
                                              SEPTEMBER 30, 2010     EQUITY CONTRACTS         CONTRACTS
                                              ------------------     ----------------     ----------------
Global Opportunities Fund                     $             (131)    $             --     $           (131)
Greater Asia ex Japan Opportunities Fund                     (56)                  --                  (56)
Greater European Opportunities Fund                         (332)                  --                 (332)
International Equity Fund                                     (6)                  --                   (6)

** FOR OPEN DERIVATIVES AS OF SEPTEMBER 30, 2010 SEE THE SCHEDULES OF
   INVESTMENTS, WHICH IS ALSO INDICATIVE OF ACTIVITY FOR THE PERIOD ENDED SEPTEMBER 30, 2010.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

DERIVATIVE TYPE                                          LOCATION ON THE STATEMENTS OF OPERATIONS
-----------------------------         ------------------------------------------------------------------------------------
EQUITY CONTRACTS                      Net realized gain (loss) on investments
                                      Net change in unrealized appreciation (depreciation) on investments

FOREIGN EXCHANGE CONTRACTS            Net realized gain (loss) on foreign currency transactions
                                      Net change in unrealized appreciation (depreciation) on foreign currency translation

                                              REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                              -------------------------------------------------------------------------
                                                TOTAL VALUE AT                                        FOREIGN EXCHANGE
                                              SEPTEMBER 30, 2010           EQUITY CONTRACTS               CONTRACTS
                                              ------------------           ----------------           -----------------
Global Opportunities Fund                     $            2,573           $          2,438           $             135
Greater Asia ex Japan Opportunities Fund                     (36)                        --                         (36)
Greater European Opportunities Fund                          332                         --                         332

                                              CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                                                    IN RESULTS FROM OPERATIONS
                                              --------------------------------------------------------------------------
                                                TOTAL VALUE AT                                         FOREIGN EXCHANGE
                                              SEPTEMBER 30, 2010           EQUITY CONTRACTS                CONTRACTS
                                              ------------------           ----------------           ------------------
Global Opportunities Fund                     $           (1,076)          $         (1,022)          $              (54)
Global Real Estate Securities Fund                            --(1)                      --(1)                        --
Greater Asia ex Japan Opportunities Fund                    (212)                      (205)                          (7)
Greater European Opportunities Fund                         (163)                        --                         (163)
International Equity Fund                                     (6)                        --                           (6)
International Real Estate Securities Fund                      1                          1                           --

(1) Amount is less than $500.

      H.    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

            Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

      I.    LOAN AGREEMENTS:

            Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. The funds currently hold assignment loans.

      J.    SHORT SALES:
            ($ REPORTED IN THOUSANDS)

            Certain funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

            At September 30, 2010, the value of securities sold short in the Market Neutral Fund amounted to $(82,637) against which collateral of $115,652 was provided. The collateral includes the deposits with broker for securities sold short and the market value of segregated investments held long, as footnoted in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short appreciate in value, thereby increasing potential losses.

            In accordance with the terms of its prime brokerage agreements, the Market Neutral Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the year ended September 30, 2010, the Fund had net charges of $364 on borrowed securities. Such amounts are included in Interest expense on short sales on the statement of operations.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

K. SECURITY LENDING:

   Certain Funds may loan securities to qualified brokers through an agreement with Bank of New York Mellon ("BNY Mellon") or PFPC Trust Company ("PFPC"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon or PFPC for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

   At September 30, 2010, the following Funds had securities on loan (reported in thousands):

                                                         MARKET VALUE        CASH COLLATERAL
                                                         ------------        ---------------
  AlphaSector(TM) Allocation Fund ................         $  6,810              $  7,105
  AlphaSector(TM) Rotation Fund ..................          109,088               114,027
  Bond Fund ......................................            3,671                 3,806
  Global Opportunities Fund ......................            1,630                 1,706
  Greater Asia ex Japan Opportunities Fund .......                4                     4
  Greater European Opportunities Fund ............                1                     1
  High Yield Fund ................................            6,583                 6,844
  Premium AlphaSector(TM) Fund ...................           34,494                36,123

L. REPURCHASE AGREEMENTS:

   Certain Funds may invest in repurchase agreements. A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited. At September 30, 2010, the Funds had no open repurchase agreements.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

   A. ADVISER:

      Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

      For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:


                                                                            1ST $1 BILLION              OVER $1 BILLION
                                                                            --------------              ---------------
      AlphaSector(TM) Allocation Fund ....................                      0.45%**                     0.40%**
      AlphaSector(TM) Rotation Fund ......................                      0.45                        0.40
      Bond Fund+ .........................................                      0.45                        0.40
      Greater Asia ex Japan Opportunities Fund ...........                      1.00                        0.95
      Greater European Opportunities Fund ................                      0.85                        0.80
      Market Neutral Fund*+ ..............................                      1.50                        1.40

                                                                  1ST $1 BILLION       $1+ BILLION - $2 BILLION         $2+ BILLION
                                                                  --------------       ------------------------         -----------
      CA Tax-Exempt Bond Fund ...........................             0.45%                     0.40%                       0.35%
      Global Infrastructure Fund ........................             0.65                      0.60                        0.55
      Global Opportunities Fund .........................             0.85                      0.80                        0.75
      Global Real Estate Securities Fund ................             0.85                      0.80                        0.75
      High Yield Fund ...................................             0.65                      0.60                        0.55
      International Real Estate Securities Fund .........             1.00                      0.95                        0.90
      Multi-Sector Fixed Income Fund ....................             0.55                      0.50                        0.45
      Senior Floating Rate Fund .........................             0.60                      0.55                        0.50

                                                                  1ST $2 BILLION       $2+ BILLION - $4 BILLION        $4+ BILLION
                                                                  --------------       ------------------------         -----------
      International Equity Fund .........................              0.85%                    0.80%                       0.75%

      For the Funds shown below the individual rates
        are as follows:
      Alternatives Diversifier Fund .....................                                       0.10%
      Premium AlphaSector(TM) Fund ......................                                       1.10

      The Adviser manages the Funds' investment programs and general operations of the Funds, including oversight of the Funds' subadvisers.

      * THE ADVISER HAD VOLUNTARILY AGREED TO WAIVE 0.15% OF ITS MANAGEMENT FEE. THE WAIVER WAS DISCONTINUED ON MARCH 15, 2010.

      ** THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE 0.09% OF ITS MANAGEMENT
         FEE ASSOCIATED WITH THE FUND'S FIXED INCOME PORTFOLIO.

      + EFFECTIVE JANUARY 1, 2010, BREAKPOINTS WERE ADDED TO THE MANAGEMENT FEE STRUCTURE FOR AVERAGE DAILY NET ASSETS OVER $1 BILLION.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

B. SUBADVISER:

   The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds they serve are as follows:

   FUND                                        SUBADVISER          FUND                                        SUBADVISER
   ----                                        ----------          ----                                        ----------
   AlphaSector(TM) Allocation Fund             F-Squared(4)(9)     Bond Fund                                   SCM(7)(10)
   AlphaSector(TM) Rotation Fund               F-Squared(4)(9)     Global Infrastructure Fund                  DPIM(2)(10)
   Global Opportunities Fund                   Vontobel(6)         International Real Estate Securities Fund   DPIM(2)(10)
   Global Real Estate Securities Fund          DPIM(2)(10)         Market Neutral Fund                         TBCAM(1)
   Greater Asia ex Japan Opportunities Fund    Vontobel(6)         Multi-Sector Fixed Income Fund              Goodwin(3)
   Greater European Opportunities Fund         Vontobel(6)         Premium AlphaSector(TM) Fund                F-Squared LLC(5)(9)
   High Yield Fund                             SCM(7)(10)          Senior Floating Rate Fund                   Goodwin(3)
   International Equity Fund                   Pyrford(8)

   (1)  The Boston Company Asset Management LLC
   (2)  Duff & Phelps Investment Management Co.
   (3)  Goodwin Capital Advisers, Inc.
   (4)  F-Squared Investments, Inc. ("F-Squared").
   (5)  F-Squared  Institutional  Advisors, LLC ("F-Squared LLC")
   (6)  Vontobel Asset Management, Inc.
   (7)  SCM Advisors, LLC
   (8) Pyrford International Ltd. (An indirect wholly-owned subsidiary of the Bank of Montreal ("BoM"). BoM is a minority investor of Virtus).
   (9) F-Squared and/or F-Squared LLC provides VIA with a proposed asset allocation among ETFs. Final allocations and trading for the funds is conducted by VIA based on F-Squared's recommendations.
   (10) DPIM and SCM are indirect, wholly-owned subsidiaries of Virtus.

C. EXPENSE LIMITS AND FEE WAIVERS:

   The Adviser has voluntarily agreed to limit each Fund's total operating expenses (excluding taxes and extraordinary expenses), so that such expenses do not exceed the below percentages of the average daily net asset values for the following funds. The Adviser may discontinue these voluntary expense caps at any time.

                                                           CLASS A        CLASS B           CLASS C         CLASS I
                                                           -------        -------           -------         -------
   Alternatives Diversifier Fund(2) ...............         0.20%            --              0.20%            0.20%
   Bond Fund ......................................         0.85           1.60%             1.60             0.60
   CA Tax-Exempt Bond Fund ........................         0.85             --                --             0.60
   Global Opportunities Fund(4) ...................         1.55           2.30              2.30               --
   Global Real Estate Securities Fund(5) ..........         1.40             --              2.15             1.15
   Greater Asia ex Japan Opportunities Fund(5) ....         1.80             --              2.55             1.55
   Greater European Opportunities Fund(5) .........         1.45             --              2.20             1.20
   International Real Estate Securities Fund ......         1.50             --              2.25             1.25
   Market Neutral Fund(1) .........................         1.90           2.65              2.65             1.65
   Senior Floating Rate Fund(3) ...................         1.20             --              1.95             0.95

   The Adviser has contractually agreed to limit the following Funds total operating expenses (excluding interest, taxes, and extraordinary expenses).

                                                                                                                    THROUGH
                                                                 CLASS A          CLASS C           CLASS I           DATE
                                                                 -------          -------           -------         --------
   International Equity Fund .......................              1.50%            2.25%             1.25%          9/30/11
   Premium AlphaSector(TM) Fund ....................              1.70             2.45              1.45           6/30/11

   (1) Excluding dividends on short sales and prime brokerage interest expenses, effective January 1, 2010, the Fund's expense ratios were increased.
   (2) Excluding 12b-1 fees and acquired Fund fees and expenses.
   (3) Excluding leverage expenses, if any.
   (4) Effective January 1, 2010. Prior to that, there was no expense limitation.
   (5) Prior to April 1, 2010, the waiver was contractual.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

      Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending.

                                                                     EXPIRATION DATE
                                                            -----------------------------------
                                                             2011       2012    2013     TOTAL
                                                            -------    ------  ------   -------
AlphaSector(TM) Allocation Fund+.......................     $ 137      $ --     $ --    $  137
AlphaSector(TM) Rotation Fund+.........................       274        --       --       274
Alternatives Diversifier Fund..........................       571       775      770     2,116
Bond Fund..............................................        95       281      293       669
CA Tax-Exempt Bond Fund................................       109        96      106       311
Global Infrastructure Fund+............................        51        13       --        64
Global Opportunities Fund..............................        --        --       48        48
Global Real Estate Securities Fund.....................        --        66       91       157
Greater Asia ex Japan Opportunities Fund...............        --        51       99       150
Greater European Opportunities Fund....................        --        55       79       134
International Equity Fund..............................        --        --       16        16
International Real Estate Securities Fund..............       126        57       73       256
Market Neutral Fund....................................       191       164      195       550
Premium AlphaSector(TM) Fund...........................        --        --       24        24
Senior Floating Rate Fund*.............................         3        42       --        45

     * ADVISER IS CURRENTLY RECAPTURING PREVIOUSLY WAIVED OR REIMBURSED EXPENSES. THE AMOUNTS IN THE ABOVE TABLE REFLECT THE AMOUNTS CURRENTLY AVAILABLE FOR RECAPTURE.

     + DURING THE CURRENT FISCAL YEAR, THE EXPENSE RATIO HAS NOT FALLEN BELOW
       THE RATES REQUIRED FOR RECAPTURE.

D.   DISTRIBUTOR:

     As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the fiscal year (the "period") ended September 30, 2010, it retained Class A net commissions of $456 and deferred sales charges of $0; Class B deferred sales charges of $17; and Class C deferred sales charges of $83.

     In addition, each Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and shareholder service plans as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%(1); Class B shares 1.00%; Class C shares 1.00%; Class I shares are not subject to a 12b-1 plan. Effective October 5, 2009, the distribution and/or service fees for the AlphaSector(TM) Allocation, AlphaSector(TM) Rotation and Alternatives Diversifier Funds were increased.

     Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC fee, the CDSC schedule of the original shares purchased continues to apply.

     (1) THE ALPHASECTOR(TM) ALLOCATION FUND, ALPHASECTOR(TM) ROTATION FUND AND ALTERNATIVES DIVERSIFIER FUND INVEST IN ETFS. THE FUNDS BEAR THEIR PROPORTIONATE SHARE OF ANY DISTRIBUTION AND SHAREHOLDER SERVICING FEES OF THE ETFS.

E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

     VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2010, VP Distributors received administration fees totaling $1,177 which are included in the Statement of Operations.

     VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2010, VP Distributors received transfer agent fees totaling $1,498 which are included in the Statements of Operations. A portion of these fees are paid to outside entities that also provide service to the Funds.

     On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Trust effective immediately.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

F.    AFFILIATED SHAREHOLDERS:

      At September 30, 2010, Virtus and its affiliates including BoM (a minority investor in Virtus) and its affiliates and the retirement plans of Virtus and its affiliates held shares of the funds which may be redeemed at any time that aggregated the following:

                                                  AGGREGATE SHARES     NET ASSET VALUE
                                                 -----------------    -----------------
AlphaSector(TM) Allocation Fund,
 Class I.....................................             10,844       $          112
AlphaSector(TM) Rotation Fund,
 Class I.....................................             11,064                  113
Alternatives Diversifier Fund,
 Class I.....................................             11,056                  111
Bond Fund,
 Class I.....................................          1,323,608               14,957
Global Infrastructure Fund,
 Class I.....................................          3,236,152               34,692
Global Real Estate Securities Fund,
 Class A.....................................             90,482                1,795
 Class C.....................................             11,277                  222
 Class I.....................................             11,321                  225
Greater Asian ex Japan Opportunities Fund,
 Class A.....................................                 10                   --*
 Class C.....................................                 10                   --*
 Class I.....................................                 10                   --*
Greater European Opportunities Fund,
 Class A.....................................                 10                   --*
 Class C.....................................                 10                   --*
 Class I.....................................                 10                   --*
International Equity Fund,
 Class A.....................................             10,000                  102
 Class C.....................................            240,000                2,438
International Real Estate Securities Fund,
 Class A.....................................            231,388                1,458
 Class C.....................................             11,561                   72
 Class I.....................................          3,790,753               23,920
Market Neutral Fund,
 Class I.....................................          4,287,161               45,358
Multi-Sector Fixed Income Fund,
 Class I.....................................             10,726                  115
Senior Floating Rate Fund,
 Class I.....................................          2,325,461               22,790

     * Amount is less than $500 (not reported in thousands).

G.   INVESTMENTS IN AFFILIATES:
     ($ REPORTED IN THOUSANDS)

     A summary of the Fund of Fund's total long-term and short-term purchases and sales of the shares of the underlying Funds during the period ended September 30, 2010 is as follows:

                                                  BALANCE                                     BALANCE                  DISTRIBUTIONS
                                                    AT                                          AT         DIVIDEND     OF REALIZED
                                                  9/30/09   PURCHASES(1)  SALES PROCEEDS      9/30/10       INCOME        GAINS
                                                 ---------  ------------  --------------     ---------    ---------    -------------
ALPHASECTOR(TM) ALLOCATION FUND
Bond Fund......................................  $   8,891   $    2,627   $       2,175       $  9,870     $    417      $        0
                                                 ---------   ----------   -------------       --------     --------      ----------
................................................  $   8,891   $    2,627   $       2,175       $  9,870     $    417      $        0
                                                 =========   ==========   =============       ========     ========      ==========

ALTERNATIVES DIVERSIFIER FUND
Global Infrastructure Fund(2)..................  $  41,383   $    1,144   $      10,468       $ 34,692     $  1,144      $        0
International Real Estate Securities Fund(2)...     30,436        2,171           8,591         23,845        2,171               0
Market Neutral Fund(2).........................     49,991        1,175           6,172         45,358           --               0
Real Estate Securities Fund(2).................     30,661          422          13,856         22,889          422               0
Senior Floating Rate Fund(2)...................     27,088        2,263           6,376         22,789        1,723             540
                                                 ---------   ----------   -------------       --------     --------      ----------
                                                 $ 179,559   $    7,175   $      45,493       $149,573     $  5,460      $      540
                                                 =========   ==========   =============       ========     ========      ==========


(1) Includes reinvested dividends from income and capital gains distributions.
(2) Class A shares exchanged for Class I shares on October 5, 2009.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

4.    PURCHASES AND SALES OF SECURITIES
      ($ REPORTED IN THOUSANDS)

      Purchases and sales of investment securities (excluding U.S. Government securities and agency securities, forward currency contracts, futures and short-term securities) during the period ended September 30, 2010, were as follows:

                                                             PURCHASES          SALES
                                                            ------------     ------------
AlphaSector(TM) Allocation Fund.........................    $    54,959      $    54,516
AlphaSector(TM) Rotation Fund...........................      1,021,257          674,399
Alternatives Diversifier Fund...........................         10,423           62,904
Bond Fund...............................................        177,121          169,703
CA Tax-Exempt Bond Fund.................................          6,669            5,566
Global Infrastructure Fund..............................         16,507           35,621
Global Opportunities Fund...............................         44,130           48,126
Global Real Estate Securities Fund......................          1,611              690
Greater Asia ex Japan Opportunities Fund................          7,825            6,011
Greater European Opportunities Fund.....................          2,815            4,486
High Yield Fund.........................................         81,501           82,507
International Equity Fund...............................          2,439                5
International Real Estate Securities Fund...............          5,433           13,173
Market Neutral Fund.....................................        115,244          122,293
Multi-Sector Fixed Income Fund..........................        148,429          130,721
Premium AlphaSector(TM) Fund............................        163,238           28,591
Senior Floating Rate Fund...............................        143,252           46,745

                                                                                PURCHASES
                                                            SHORT SALES      TO COVER SHORTS
                                                            ------------     ----------------
Market Neutral Fund.....................................    $   131,026      $   134,549

      Purchases and sales of long term U.S. Government and agency securities for the Funds during the period ended September 30, 2010, were as follows:

                                                               PURCHASES         SALES
                                                            ------------     ------------
Bond Fund..............................................     $   148,068      $ 183,049
High Yield Fund........................................             534            529
Multi-Sector Fixed Income Fund.........................          13,656         14,070

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

5.    CAPITAL SHARE TRANSACTIONS
      (REPORTED IN THOUSANDS)

      Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                          ALPHASECTOR(TM) ALLOCATION FUND                       ALPHASECTOR(TM) ROTATION FUND
                                    --------------------------------------------     ----------------------------------------------
                                        YEAR ENDED               YEAR ENDED                YEAR ENDED                YEAR ENDED
                                    SEPTEMBER 30, 2010       SEPTEMBER 30, 2009        SEPTEMBER 30, 2010        SEPTEMBER 30, 2009
                                    ------------------      --------------------     ----------------------     -------------------
                                    SHARES     AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES     AMOUNT
                                    ------    --------      ------      --------     --------    ----------     ------    ---------
CLASS A
Sale of shares                        587     $  5,835         248      $  2,071      23,021     $  229,246        336    $  2,733
Reinvestment of distributions          27          260          71           582          78            733        132       1,049
Plan of Reorganization
   (See Note 10)                       --           --          --            --          --             --        673       4,920
Shares repurchased                   (640)      (6,358)       (720)       (6,070)     (8,246)       (80,458)    (1,267)    (10,433)
                                    -----     --------      ------      --------     -------     ----------     ------    --------
Net Increase / (Decrease)             (26)    $   (263)       (401)     $ (3,417)     14,853     $  149,521       (126)   $ (1,731)
                                    =====     ========      ======      ========     =======     ==========     ======    ========
CLASS C
Sale of shares                        319     $  3,226          94      $    772      11,903     $  117,490        291    $  2,307
Reinvestment of distributions           8           77          27           220           5             54         63         495
Plan of Reorganization
   (See Note 10)                       --           --          --            --          --             --        326       2,368
Shares repurchased                   (429)      (4,275)       (616)       (5,104)     (3,000)       (28,780)    (1,421)    (11,463)
                                    -----     --------      ------      --------     -------     ----------     ------    --------
Net Increase / (Decrease)            (102)    $   (972)       (495)     $ (4,112)      8,908     $   88,764       (741)   $ (6,293)
                                    =====     ========      ======      ========     =======     ==========     ======    ========
CLASS I(2)
Sale of shares                        254     $  2,569          --      $     --      12,711        126,049         --    $     --
Reinvestment of distributions          --(1)         2          --            --          19            176         --          --
Shares repurchased                    (59)        (592)         --            --      (1,720)       (16,552)        --          --
                                    -----     --------      ------      --------     -------     ----------     ------    --------
Net Increase / (Decrease)             195     $  1,979          --      $     --      11,010     $  109,673         --    $     --
                                    =====     ========      ======      ========     =======     ==========     ======    ========

                                             ALTERNATIVES DIVERSIFIER FUND                              BOND FUND
                                    --------------------------------------------     ----------------------------------------------
                                       YEAR ENDED              YEAR ENDED                 YEAR ENDED                 YEAR ENDED
                                    SEPTEMBER 30, 2010      SEPTEMBER 30, 2009        SEPTEMBER 30, 2010         SEPTEMBER 30, 2009
                                    ------------------      --------------------     ----------------------     -------------------
                                    SHARES     AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
                                    ------    --------      ------      --------     --------    ----------     ------     --------
CLASS A
Sale of shares                       4,042    $  39,056       9,545     $  79,842         499     $    5,402       799     $  7,932
Reinvestment of distributions          295        2,845         208         1,695         189          2,042       136        1,365
Plan of Reorganization
   (See Note 10)                        --           --          --            --          --             --     5,242       52,917
Shares repurchased                 (10,636)    (101,864)    (17,177)     (140,477)       (948)       (10,221)   (2,352)      23,986)
                                   -------    ---------     -------     ---------    --------     ----------    ------     --------
Net Increase / (Decrease)           (6,299)   $ (59,963)     (7,424)    $ (58,940)       (260)    $   (2,777)    3,825     $ 38,228
                                   =======    =========     =======     =========    ========     ==========    ======     ========
CLASS B
Sale of shares                          --    $      --          --     $      --          13     $      141       105     $  1,008
Reinvestment of distributions           --           --          --            --           7             74         8           79
Plan of Reorganization
   (See Note 10)                        --           --          --            --          --             --        95          940
Shares repurchased                      --           --          --            --        (171)        (1,797)     (227)      (2,224)
                                   -------    ---------     -------     ---------    --------     ----------    ------     --------
Net Increase / (Decrease)               --    $      --          --     $      --        (151)    $   (1,582)      (19)    $   (197)
                                   =======    =========     =======     =========    ========     ==========    ======     ========
CLASS C
Sale of shares                       1,406    $  13,424       2,585     $  21,666         256     $    2,721       463     $  4,507
Reinvestment of distributions           96          927          40           318          20            216        14          137
Plan of Reorganization
   (See Note 10)                        --           --          --            --          --             --       201        1,994
Shares repurchased                  (3,747)     (35,716)     (4,935)      (40,060)       (262)        (2,773)     (199)      (1,924)
                                   -------    ---------     -------     ---------    --------     ----------    ------     --------
Net Increase / (Decrease)           (2,245)   $ (21,365)     (2,310)    $ (18,076)         14     $      164       479     $  4,714
                                   =======    =========     =======     =========    ========     ==========    ======     ========
CLASS I(2)
Sale of shares                       4,673    $  44,596          --     $      --         930         10,188     1,802     $ 18,627
Reinvestment of distributions            9           84          --            --         498          5,440       533        5,339
Shares repurchased                  (1,527)     (14,718)         --            --      (4,335)      (47,399)    (3,159)     (31,317)
                                   -------    ---------     -------     ---------    --------     ----------    ------     --------
Net Increase / (Decrease)            3,155    $  29,962          --     $      --      (2,907)    $  (31,771)     (824)    $ (7,351)
                                   =======    =========     =======     =========    ========     ==========    ======     ========

(1) Amount less than 500.
(2) Inception date for AlphaSector(TM) Allocation, AlphaSector(TM) Rotation and the Alternatives Diversifier Funds' Class I is October 1, 2009.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

                                            CA TAX-EXEMPT BOND FUND                             GLOBAL INFRASTRUCTURE FUND
                                  -----------------------------------------------     -------------------------------------------
                                        YEAR ENDED                YEAR ENDED                YEAR ENDED            YEAR ENDED
                                    SEPTEMBER 30, 2010        SEPTEMBER 30, 2009        SEPTEMBER 30, 2010    SEPTEMBER 30, 2009
                                  ---------------------     ---------------------     --------------------   --------------------
                                   SHARES       AMOUNT       SHARES      AMOUNT        SHARES     AMOUNT      SHARES      AMOUNT
                                  -------      --------     --------    ---------     -------    ---------   --------   ---------
CLASS A
Sale of shares                         21       $   249           84      $   955       1,285    $ 13,099      3,481    $30,659
Reinvestment of distributions          61           732           69          792          76         783        275      2,518
Shares repurchased                   (239)       (2,879)        (403)      (4,624)     (6,776)    (67,473)    (2,961)   (26,968)
                                  -------       -------      -------     --------     -------    --------     ------    -------
Net Increase / (Decrease)            (157)      $(1,898)        (250)     $(2,877)     (5,415)   $(53,591)       795    $ 6,209
                                  =======       =======      =======     ========     =======    ========     ======    =======
CLASS C
Sale of shares                         --       $    --           --      $    --         200    $  2,042        547    $ 4,742
Reinvestment of distributions          --            --           --           --           8          80          8         74
Shares repurchased                     --            --           --           --        (160)     (1,623)      (103)      (967)
                                  -------       -------      -------     --------     -------    --------     ------    -------
Net Increase / (Decrease)              --       $    --           --      $    --          48    $    499        452    $ 3,849
                                  =======       =======      =======     ========     =======    ========     ======    =======
CLASS I
Sale of shares                        325       $ 3,912          417      $ 4,764       4,422      43,104         36    $   317
Reinvestment of distributions          26           316           32          363         114       1,166          1          9
Shares repurchased                   (154)       (1,856)        (807)      (9,208)     (1,108)    (11,242)       (10)       (88)
                                  -------       -------      -------     --------     -------    --------     ------    -------
Net Increase / (Decrease)             197       $ 2,372         (358)     $(4,081)      3,428    $ 33,028         27    $   238
                                  =======       =======      =======     ========     =======    ========     ======    =======

                                             GLOBAL OPPORTUNITIES FUND                      GLOBAL REAL ESTATE SECURITIES FUND
                                  -----------------------------------------------     -------------------------------------------
                                                                                                                 FROM INCEPTION
                                         YEAR ENDED                YEAR ENDED              YEAR ENDED           MARCH 2, 2009 TO
                                     SEPTEMBER 30, 2010       SEPTEMBER 30, 2009      SEPTEMBER 30, 2010       SEPTEMBER 30, 2009
                                  ---------------------     ---------------------     -------------------    --------------------
                                   SHARES       AMOUNT       SHARES      AMOUNT        SHARES     AMOUNT      SHARES      AMOUNT
                                  -------      --------     --------    ---------     -------    --------    --------   ---------
CLASS A
Sale of shares                        455       $ 3,222          253     $  1,470          31    $    588         87    $   906
Reinvestment of distributions          78           547          110          642          11         193         --         --
Shares repurchased                   (989)       (6,989)      (1,652)      (9,786)         (4)        (64)        --(1)      (7)
                                  -------       -------      -------     --------     -------    --------     ------    -------
Net Increase / (Decrease)            (456)      $(3,220)      (1,289)    $ (7,674)         38    $    717         87    $   899
                                  =======       =======      =======     ========     =======    ========     ======    =======
CLASS B
Sale of shares                         43       $   263           59     $    314          --    $     --         --    $    --
Reinvestment of distributions           2            10            3           15          --          --         --         --
Shares repurchased                    (87)         (561)        (170)        (901)         --          --         --         --
                                  -------       -------      -------     --------     -------    --------     ------    -------
Net Increase / (Decrease)             (42)      $  (288)        (108)    $   (572)         --    $     --         --    $    --
                                  =======       =======      =======     ========     =======    ========     ======    =======
CLASS C
Sale of shares                         17       $   107           20     $    103           1    $     24         11    $   109
Reinvestment of distributions           1             5            1            7           1          23         --         --
Shares repurchased                    (32)         (203)         (55)        (273)         --(1)       --(1)      --         --
                                  -------       -------      -------     --------     -------    --------     ------    -------
Net Increase / (Decrease)             (14)      $   (91)         (34)    $   (163)          2    $     47         11    $   109
                                  =======       =======      =======     ========     =======    ========     ======    =======
CLASS I
Sale of shares                         --       $    --           --     $     --          26    $    477         10    $   104
Reinvestment of distributions          --            --           --           --           4          62         --         --
Shares repurchased                     --            --           --           --          (6)       (104)        --(1)      (4)
                                  -------       -------      -------     --------     -------    --------     ------    -------
Net Increase / (Decrease)              --       $    --           --     $     --          24    $    435         10    $   100
                                  =======       =======      =======     ========     =======    ========     ======    =======

(1) Amount less than 500.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

                                     GREATER ASIA EX JAPAN OPPORTUNITIES FUND         GREATER EUROPEAN OPPORTUNITIES FUND
                                    -----------------------------------------   ----------------------------------------------
                                                             FROM INCEPTION                                 FROM INCEPTION
                                         YEAR ENDED         APRIL 21, 2009 TO        YEAR ENDED            APRIL 21, 2009 TO
                                     SEPTEMBER 30, 2010    SEPTEMBER 30, 2009    SEPTEMBER 30, 2010       SEPTEMBER 30, 2009
                                    --------------------   ------------------   --------------------     ---------------------
                                    SHARES       AMOUNT     SHARES    AMOUNT     SHARES      AMOUNT      SHARES       AMOUNT
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
CLASS A
Sale of shares                         276     $   3,920       496   $  4,977        20     $    258         481     $   4,809
Reinvestment of distributions           17           225        --         --        21          274          --            --
Shares repurchased                    (177)       (2,399)       (1)       (13)     (181)      (2,205)         --            --
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
Net Increase / (Decrease)              116     $   1,746       495   $  4,964      (140)    $ (1,673)        481     $   4,809
                                    ======     =========   =======   ========   =======     ========     =======     =========

CLASS C
Sale of shares                          15     $     220        10   $    100        --(1)  $      2          15     $     159
Reinvestment of distributions           --(1)          4        --         --         1            8          --            --
Shares repurchased                      --            --        --         --        (5)         (66)         --(1)         --(1)
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
Net Increase / (Decrease)               15     $     224        10   $    100        (4)    $    (56)         15     $     159
                                    ======     =========   =======   ========   =======     ========     =======     =========

CLASS I
Sale of shares                           1     $      19        10   $    100        --     $     --          10     $     100
Reinvestment of distributions           --(1)          5        --         --        --(1)         6          --            --
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
Net Increase / (Decrease)                1     $      24        10   $    100        --(1)  $      6          10     $     100
                                    ======     =========   =======   ========   =======     ========     =======     =========

(1) Amount less than 500.

                                                   HIGH YIELD FUND                     INTERNATIONAL EQUITY FUND
                                    ----------------------------------------------     -------------------------
                                                                                             FROM INCEPTION
                                         YEAR ENDED                YEAR ENDED            SEPTEMBER 15, 2010 TO
                                     SEPTEMBER 30, 2010        SEPTEMBER 30, 2009          SEPTEMBER 30, 2010
                                    --------------------     ---------------------     -------------------------
                                    SHARES       AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT
                                    -------    ---------     -------     ---------     ---------     -----------
CLASS A
Sale of shares                        4,666    $  19,037       2,754     $   9,302            10     $       100
Reinvestment of distributions         1,190        4,767       1,398         4,860            --              --
Shares repurchased                   (4,790)     (19,159)     (4,232)      (14,686)           --              --
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)             1,066    $   4,645         (80)    $    (524)           10     $       100
                                    =======    =========     =======     =========     =========     ===========

CLASS B
Sale of shares                           12    $      47          49     $     177            --     $        --
Reinvestment of distributions             9           35          14            48            --              --
Shares repurchased                     (125)        (492)       (145)         (496)           --              --
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)              (104)   $    (410)        (82)    $    (271)           --     $        --
                                    =======    =========     =======     =========     =========     ===========

CLASS C
Sale of shares                          148    $     586         160     $     564            10     $       100
Reinvestment of distributions            18           71          17            59            --              --
Shares repurchased                      (62)        (248)       (137)         (468)           --              --
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)               104    $     409          40     $     155            10     $       100
                                    =======    =========     =======     =========     =========     ===========

CLASS I
Sale of shares                           --    $      --          --     $      --           694     $     7,030
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)                --    $      --          --     $      --           694     $     7,030
                                    =======    =========     =======     =========     =========     ===========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

                                    INTERNATIONAL REAL ESTATE SECURITIES FUND                  MARKET NEUTRAL FUND
                                    -----------------------------------------   ----------------------------------------------
                                         YEAR ENDED             YEAR ENDED            YEAR ENDED               YEAR ENDED
                                     SEPTEMBER 30, 2010    SEPTEMBER 30, 2009     SEPTEMBER 30, 2010      SEPTEMBER 30, 2009
                                    --------------------   ------------------   --------------------     ---------------------
                                    SHARES       AMOUNT    SHARES     AMOUNT     SHARES      AMOUNT       SHARES      AMOUNT
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
CLASS A
Sale of shares                         110     $     588     1,367   $  5,970     1,029     $ 10,853       3,947     $  40,379
Reinvestment of distributions           27           145       420      1,993        --           --          --            --
Shares repurchased                  (5,108)      (29,526)   (5,485)   (24,623)   (6,485)     (68,211)     (8,995)      (90,427)
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
Net Increase / (Decrease)           (4,971)    $ (28,793)   (3,698)  $(16,660)   (5,456)    $(57,358)     (5,048)    $ (50,048)
                                    ======     =========   =======   ========   =======     ========     =======     =========

CLASS B
Sale of shares                          --     $      --        --   $     --        10     $    104          31     $     302
Shares repurchased                      --            --        --         --       (86)        (869)        (65)         (638)
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
Net Increase / (Decrease)               --     $      --        --   $     --       (76)    $   (765)        (34)    $    (336)
                                    ======     =========   =======   ========   =======     ========     =======     =========

CLASS C
Sale of shares                          16     $      91        92   $    428       110     $  1,099         137     $   1,345
Reinvestment of distributions            5            29         3         13        --           --          --            --
Shares repurchased                     (11)          (56)      (47)      (229)     (128)      (1,281)       (223)       (2,138)
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
Net Increase / (Decrease)               10     $      64        48   $    212       (18)    $   (182)        (86)    $    (793)
                                    ======     =========   =======   ========   =======     ========     =======     =========

CLASS I(1)
Sale of shares                       4,901     $  28,283         1   $      5     7,462     $ 78,497          --     $      --
Reinvestment of distributions          407         2,177         1          3        --           --          --            --
Shares repurchased                  (1,507)       (8,600)       --         --      (808)      (8,529)         --            --
                                    ------     ---------   -------   --------   -------     --------     -------     ---------
Net Increase / (Decrease)            3,801     $  21,860         2   $      8     6,654     $ 69,968          --     $      --
                                    ======     =========   =======   ========   =======     ========     =======     =========

(1) Inception date for the Market Neutral Fund's Class I is October 1, 2009.

                                           MULTI-SECTOR FIXED INCOME FUND            PREMIUM ALPHASECTOR(TM) FUND
                                    ----------------------------------------------   ----------------------------
                                                                                             FROM INCEPTION
                                         YEAR ENDED                YEAR ENDED               JULY 1, 2010 TO
                                     SEPTEMBER 30, 2010        SEPTEMBER 30, 2009          SEPTEMBER 30, 2010
                                    --------------------     ---------------------     --------------------------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES         AMOUNT
                                    -------    ---------     -------     ---------     ---------     ------------
CLASS A
Sale of shares                        4,402    $  45,541       5,597     $  49,548         8,409     $    90,954
Reinvestment of distributions           517        5,368         514         4,358            --              --
Shares repurchased                   (5,467)     (55,814)     (3,479)      (28,620)         (451)         (4,840)
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)              (548)   $  (4,905)      2,632     $  25,286         7,958     $    86,114
                                    =======    =========     =======     =========     =========     ===========

CLASS B
Sale of shares                           78    $     791         258     $   2,120            --     $        --
Reinvestment of distributions            39          405          54           453            --              --
Shares repurchased                     (188)      (1,941)       (276)       (2,404)           --              --
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)               (71)   $    (745)         36     $     169            --     $        --
                                    =======    =========     =======     =========     =========     ===========

CLASS C
Sale of shares                        2,420    $  25,154       3,161     $  27,293         2,697     $    28,909
Reinvestment of distributions           134        1,408          96           830            --              --
Shares repurchased                     (944)      (9,788)       (942)       (8,159)          (17)           (187)
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)             1,610    $  16,774       2,315     $  19,964         2,680     $    28,722
                                    =======    =========     =======     =========     =========     ===========

CLASS I(1)
Sale of shares                        3,199    $  32,392          --     $      --         2,291     $    24,912
Reinvestment of distributions             4           45          --            --            --              --
Shares repurchased                   (2,494)     (26,020)         --            --           (94)         (1,008)
                                    -------    ---------     -------     ---------     ---------     -----------
Net Increase / (Decrease)               709    $   6,417          --     $      --         2,197     $    23,904
                                    =======    =========     =======     =========     =========     ===========

(1) Inception date for the Multi-Sector Fixed Income Fund's Class I is October 1, 2009.

                           VIRTUS OPPORTUNITIES TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

                                                     SENIOR FLOATING RATE FUND
                                          ------------------------------------------------
                                               YEAR ENDED                 YEAR ENDED
                                           SEPTEMBER 30, 2010         SEPTEMBER 30, 2009
                                          ---------------------     ----------------------
                                           SHARES       AMOUNT       SHARES       AMOUNT
                                          --------    ---------     --------     ---------
CLASS A
Sale of shares                               9,581    $  93,658        3,998     $  34,119
Reinvestment of distributions                  287        2,805          205         1,836
Shares repurchased                          (5,162)     (50,893)        (357)       (3,248)
                                          --------    ---------     --------     ---------
Net Increase / (Decrease)                    4,706    $  45,570        3,846     $  32,707
                                          ========    =========     ========     =========

CLASS C
Sale of shares                               2,849    $  28,061          249     $   2,289
Reinvestment of distributions                   65          631            4            38
Shares repurchased                            (122)      (1,192)         (13)         (115)
                                          --------    ---------     --------     ---------
Net Increase / (Decrease)                    2,792    $  27,500          240     $   2,212
                                          ========    =========     ========     =========

CLASS I
Sale of shares                               3,981    $  39,129           40     $     365
Reinvestment of distributions                  245        2,393            2            18
Shares repurchased                            (932)      (9,064)         (27)         (246)
                                          --------    ---------     --------     ---------
Net Increase / (Decrease)                    3,294    $  32,458           15     $     137
                                          ========    =========     ========     =========

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

6.   10% SHAREHOLDERS

     As of September 30, 2010, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                                  % OF SHARES       NUMBER OF
                                                  OUTSTANDING        ACCOUNTS
                                                  -----------       ---------
AlphaSector(TM) Allocation Fund...............         18%              1
AlphaSector(TM) Rotation Fund.................         25               2
Alternatives Diversifier Fund+................         24               2
CA Tax-Exempt Bond Fund.......................         33               2
Global Infrastructure Fund+...................         51               1*
Global Real Estate Securities Fund............         64               2*
Greater Asia ex Japan Opportunities Fund......         70               2
Greater European Opportunities Fund...........         89               1
International Equity Fund.....................         94               3*
International Real Estate Securities Fund+....         88               1
Market Neutral Fund+..........................         75               2*
Premium AlphaSector(TM) Fund..................         18               1
Senior Floating Rate Fund+....................         57               3*

     * Includes affiliated shareholder accounts.

     + The Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At September 30, 2010, the Fund was the owner of record of approximately 88% of the International Real Estate Securities Fund, 49% of the Market Neutral Fund, 50% of the Global Infrastructure Fund, and 14% of the Senior Floating Rate Fund.

7.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At September 30, 2010, the Funds held the following illiquid and restricted securities:

                                                                             MARKET VALUE          % OF
                                          ACQUISITION      ACQUISITION            AT           NET ASSETS AT
                                             DATE             COST             9/30/10            9/30/10
                                          -----------      -----------       ------------      -------------
BOND FUND
---------
DLJ Mortgage Acceptance
   Corp. 96-M, 1 (Principal Only)
   144A 0.000%,
   9/18/11.............................     4/28/04        $       1         $        1               0.00%

HIGH YIELD FUND
---------------
Poland Telecom Finance BV
   Series B
   14%, 12/1/07........................    11/24/97            5,000                 62               0.00%
ACG Holdings, Inc. ....................     12/4/93              358                  0               0.00%

MARKET NEUTRAL FUND
-------------------
Telefonica Moviles S.A. ...............    12/20/01                0                  0               0.00%

     The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.   CREDIT RISK AND ASSET CONCENTRATION

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     Since the Market Neutral Fund does not clear its own short selling transactions, it has established accounts with its broker for this purpose. This results in concentration of credit risk with the brokerage firm. Such risk, however, is mitigated by the broker's obligation to comply with rules and regulations governing their business activities. These rules and regulations generally require maintenance of net capital and segregation of customer's funds and securities from holdings of the firm. In the event that the clearing broker becomes insolvent, recovery of segregated funds may be limited to a pro rata share of all customer-segregated funds available. In such an instance, the Fund could incur losses to the extent that the recovery amount is less than the total cash and other securities deposited with the clearing broker.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

     At September 30, 2010, certain Funds held securities issued by various companies in specific sectors or countries as detailed below:

                                                                           PERCENTAGE OF TOTAL
               FUND                                     SECTOR                 INVESTMENTS
-------------------------------------------   --------------------------   -------------------
Global Infrastructure Fund                    Telecommunication Services           30%
                                                      Utilities                    30
Global Opportunities Fund                          Consumer Staples                39
Global Real Estate Securities Fund                   Retail REITs                  30
Greater Asia ex Japan Opportunities Fund           Consumer Staples                35
Greater European Opportunities Fund                Consumer Staples                35
International Real Estate Securities Fund            Retail REITs                  38

9.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

10.  PLANS OF REORGANIZATION

     (ALL AMOUNTS EXCEPT FOR PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     On May 29, 2009, the Bond Fund acquired all of the net assets of the Virtus Core Bond Fund ("Core Bond Fund") of the Virtus Opportunities Trust pursuant to an Agreement and Plan of Reorganization approved by the Core Bond Fund's Board of Trustees on February 25, 2009. The acquisition was accomplished by a tax-free exchange of 5,242 Class A shares, 95 Class B shares, and 201 Class C shares of the Bond Fund outstanding on May 29, 2009, (valued at $52,917, $940 and $1,994, respectively) for 6,851 Class A shares, 123 Class B shares, and 259 Class C shares of the Core Bond Fund outstanding on May 29, 2009. The Core Bond Fund had net assets on that date of $55,851 including $3,274 of net depreciation, which were combined with those of the Bond Fund. The aggregate net assets of Bond Fund immediately after the merger were $221,885 (which included Class I net assets of $131,924 which were not included in the exchange). The shareholders of each Class of the Core Bond Fund received for each share owned approximately 0.76, 0.77 and 0.78 share, respectively, of Class A, Class B, and Class C shares of the Bond Fund.

     On November 21, 2008, the AlphaSector(TM) Rotation Fund (formerly the Wealth Builder Fund) acquired all of the net assets of the Virtus Wealth Accumulator Fund ("Wealth Accumulator Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Virtus Opportunities Trust on August 20, 2008. The acquisition was accomplished by a tax-free exchange of 673 Class A shares and 326 Class C shares of the AlphaSector(TM) Rotation Fund outstanding on November 21, 2008 (valued at $4,920 and $2,368, respectively) for 773 Class A shares and 376 Class C shares of the Wealth Accumulator Fund outstanding on November 21, 2008. The Wealth Accumulator Fund had net assets on that date of $7,288 including $5,266 of net depreciation, which were combined with those of the Fund. The aggregate net assets of the Fund immediately after the merger were $70,731. The shareholders of the Wealth Accumulator Fund received for each share owned approximately 0.87 and 0.87, respectively, of Class A and Class C shares of the same class of the AlphaSector(TM) Rotation Fund.

11.  EXEMPTIVE ORDER

     On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d) (1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange-traded funds.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

12.  FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                                       NET UNREALIZED
                                                      FEDERAL      UNREALIZED        UNREALIZED         APPRECIATION
FUND                                                 TAX COST     APPRECIATION     (DEPRECIATION)      (DEPRECIATION)
--------------------------------------------        -----------  ---------------  ----------------   ------------------
AlphaSector(TM) Allocation Fund.............        $    44,426  $         2,550  $            (34)  $            2,516
AlphaSector(TM) Rotation Fund...............            534,397           15,709              (506)              15,203
Alternatives Diversifier Fund...............            245,387           30,859           (44,683)             (13,824)
Bond Fund...................................            193,004           11,741              (122)              11,619
CA Tax-Exempt Bond Fund.....................             56,495            4,228              (966)               3,262
Global Infrastructure Fund..................             64,845            7,467            (2,900)               4,567
Global Opportunities Fund...................             51,146           12,081              (275)              11,806
Global Real Estate Securities Fund..........              2,481              955                (5)                 950
Greater Asia ex Japan Opportunities Fund....              8,609            2,195               (48)               2,147
Greater European Opportunities Fund.........              4,040            1,053               (30)               1,023
High Yield Fund.............................            108,586            7,041            (5,255)               1,786
International Equity Fund...................              2,497               59               (15)                  44
International Real Estate Securities Fund...             27,401            2,128            (2,616)                (488)
Market Neutral Fund (Long positions)........             77,791           12,279            (2,261)              10,018
Market Neutral Fund (Short positions).......            (76,704)           3,133            (9,066)              (5,933)
Multi-Sector Fixed Income Fund..............            197,820           17,084            (3,947)              13,137
Premium AlphaSector(TM) Fund................            172,752            4,037              (156)               3,881
Senior Floating Rate Fund...................            162,612            4,639            (1,504)               3,135

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                      EXPIRATION YEAR
                                ------------------------------------------------------------------------------------------------
                                  2011       2012     2013       2014       2015        2016      2017        2018       TOTAL
                                --------    ------   -------    -------    -------    -------   --------    --------    --------
AlphaSector(TM) Allocation
  Fund....................      $     --    $   --   $    --    $    --    $    --    $    --   $    402    $  6,064    $  6,466
AlphaSector(TM) Rotation
  Fund....................            --        --        --         --         --         --        687      17,328      18,015
Alternatives Diversifier
  Fund....................            --        --        --         --        443      1,961      2,258      63,092      67,754
Bond Fund....................      2,634       273     6,243         41      4,355      1,080      3,798          --      18,424
CA Tax-Exempt Bond...........         --        --        --         --         --         --         --         280         280
Global Infrastructure
  Fund....................            --        --        --         --         --         --      1,264       8,762      10,026
Global Opportunities
  Fund....................            --        --        --         --         --         --      8,384      20,795      29,179
High Yield Fund..............     21,888        --        --        143         --         --     17,034       9,151      48,216
International Equity
  Fund....................            --        --        --         --         --         --         --           5           5
International Real Estate
  Securities Fund.........            --        --        --         --         --         --        231      19,858      20,089
Market Neutral Fund..........      3,612        --        --      7,527      6,744         24         --          --      17,907
Multi-Sector Fixed
  Income Fund.............            --        --        --         --         --         --      1,961       4,689       6,650

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. For the period ended September 30, 2010, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Bond Fund                             $     3,383
Market Neutral Fund                         3,612

The following Funds had capital loss carryovers which expired in 2010:

AlphaSector(TM) Rotation Fund         $       741
High Yield Fund                            70,135
Market Neutral Fund                         2,630
Multi-Sector Fixed Income Fund             13,774

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2010, the Funds deferred and recognized post-October losses as follows:

                                                       CAPITAL LOSS        CAPITAL LOSS       CURRENCY LOSS     CURRENCY LOSS
                                                         DEFERRED           RECOGNIZED          DEFERRED         RECOGNIZED
                                                     ---------------     --------------      --------------     -------------
AlphaSector(TM) Allocation Fund . . . . . . . .      $           --      $        6,243      $          --      $         --
AlphaSector(TM) Rotation Fund . . . . . . . . .               5,881              17,830                 --                --
Alternatives Diversifier Fund . . . . . . . . .               1,129              61,797                 --                --
Bond Fund . . . . . . . . . . . . . . . . . . .                  --               3,803                 --                --
CA Tax-Exempt Bond . . . . . . . . . . . . . ..                  86                 229                 --                --
Global Infrastructure Fund . . . . . . . . . ..               3,629               8,244                 --                --
Global Opportunities Fund . . . . . . . . . . .                  --              25,820                134                90
Greater Asia ex Japan Opportunities Fund . . ..                  --                  --                 27                --
Greater European Opportunities Fund . . . . . .                  --                  --                  6                --
High Yield Fund . . . . . . . . . . . . . . . .                  --              14,140                 --                --
International Real Estate Securities Fund . . .                 835              19,188                 --                18
Market Neutral Fund . . . . . . . . . . . . . .                  --                 177                  7                 3
Multi-Sector Fixed Income Fund . . . . . . . ..                  --               8,922                 --                51
Senior Floating Rate Fund . . . . . . . . . . .                  --                 327                 --                --

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedules of Investments) consist of the following:


                                                        UNDISTRIBUTED            UNDISTRIBUTED      UNDISTRIBUTED
                                                          ORDINARY                LONG-TERM          TAX-EXEMPT
                                                           INCOME                CAPITAL GAINS         INCOME
                                                     ------------------         ---------------     -------------
AlphaSector(TM) Allocation Fund . . . . . . . ..     $              289         $            --     $        --
AlphaSector(TM) Rotation Fund . . . . . . . . ..                  2,565                      --              --
Alternatives Diversifier Fund . . . . . . . . ..                    638                      --              --
Bond Fund . . . . . . . . . . . . . . . . . . ..                    145                      --              --
CA Tax-Exempt Bond . . . . . . . . . . . . . ...                     --                      --              57
Global Infrastructure Fund . . . . . . . . . ...                    116                      --              --
Global Opportunities Fund . . . . . . . . . ....                  2,068                      --              --
Global Real Estate Securities Fund . . . . . ...                    148                      28              --
Greater Asia ex Japan Opportunities Fund . . . .                  1,510                     233              --
Greater European Opportunities Fund . . . . . ..                    205                     345              --
High Yield Fund . . . . . . . . . . . . . . . ..                    135                      --              --
International Equity Fund  . . . . . . . . . ...                      4                      --              --
International Real Estate Securities Fund . . ..                  1,642                      --              --
Market Neutral Fund . . . . . . . . . . . . . ..                     --                   2,522              --
Multi-Sector Fixed Income Fund . . . . . . . ...                  1,030                      --              --
Premium AlphaSector(TM) Fund . . . . . . . . ...                    709                      --              --
Senior Floating Rate Fund . . . . . . . . . . ..                  1,928                      65              --

For the period ended September 30, 2010, the CA Tax-Exempt Bond Fund distributed $2,362 of exempt interest dividends.

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

                           VIRTUS OPPORTUNITIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               SEPTEMBER 30, 2010

13. RECLASSIFICATION OF CAPITAL ACCOUNTS

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of September 30, 2010, the Funds recorded reclassifications to increase (decrease) the accounts as listed below ($ reported in thousands):

                                                         CAPITAL PAID IN          UNDISTRIBUTED          ACCUMULATED
                                                           ON SHARES OF           NET INVESTMENT        NET REALIZED
                                                        BENEFICIAL INTEREST       INCOME (LOSS)          GAIN (LOSS)
                                                       --------------------     ----------------       --------------
AlphaSector(TM) Rotation Fund                          $              (741)     $            --        $          741
Alternatives Diversifier Fund                                          247                  144                  (391)
Bond Fund                                                               12                  (22)                   10
Global Infrastructure Fund                                              --                    3                    (3)
Global Opportunities Fund                                               --                  625                  (625)
Global Real Estate Securities Fund                                      --                   24                   (24)
Greater Asia ex Japan Opportunities Fund                                --                  126                  (126)
Greater European Opportunities Fund                                     --                    1                    (1)
High Yield Fund                                                    (70,098)                  (1)               70,099
International Equity Fund                                               --                    1                    (1)
International Real Estate Securities Fund                               --                  502                  (502)
Market Neutral Fund                                                 (4,671)               2,043                 2,628
Multi-Sector Fixed Income Fund                                     (13,774)                 480                13,294
Senior Floating Rate Fund                                               --                   15                   (15)

14. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

15. SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[PRICEWATERHOUSECOOPERS LOGO]

To the Board of Trustees of Virtus Opportunities Trust and Shareholders of the Funds, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of Virtus AlphaSector(TM) Allocation Fund, Virtus AlphaSector(TM) Rotation Fund, Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Infrastructure Fund, Virtus Global Opportunities Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus High Yield Fund, Virtus International Equity Fund, Virtus International Real Estate Securities Fund, Virtus Multi-Sector Fixed Income Fund, Virtus Premium AlphaSector(TM) Fund and Virtus Senior Floating Rate Fund and the schedule of investments and securities sold short of Virtus Market Neutral Fund, each a series of Virtus Opportunities Trust, (the "Funds"), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds at September 30, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian, brokers and underlying funds' transfer agent, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
November 22, 2010

                           VIRTUS OPPORTUNITIES TRUST
                             TAX INFORMATION NOTICE
                         SEPTEMBER 30, 2010 (UNAUDITED)

For the fiscal year ended September 30, 2010, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The Funds designate the amounts below as long-term capital gains dividends ("LTCG") ($ reported in thousands), or if subsequently different, the amounts will be designated in the next annual report. The actual percentage for the calendar year will be designated in year-end tax statements.

                 FUND                                              QDI                 DRD               LTCG
-------------------------------------------------      -----------------------  ------------------     ---------
AlphaSector(TM) Allocation Fund                                    100%                 100%           $   --
AlphaSector(TM) Rotation Fund                                      100                  100                --
Alternatives Diversifier Fund                                       49                   25                --
Global Infrastructure Fund                                         100                   64                --
Global Opportunities Fund                                           73                   34                --
Global Real Estate Securities Fund                                  21                    0                28
Greater Asia ex Japan Opportunities Fund                            12                    0               233
Greater European Opportunities Fund                                 56                    4               345
International Equity Fund                                           73                   --                --
International Real Estate Securities Fund                           40                   --                --
Market Neutral Fund                                                 --                   --             2,522
Premium AlphaSector(TM) Fund                                        83                   78                --
Senior Floating Rate Fund                                           --                   --                65

For the period ended September 30, 2010, the Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder ($ reported in thousands).

                                                                FOREIGN SOURCE        FOREIGN TAXES
                                                                    INCOME           PAID ON FOREIGN
                                                                  RECOGNIZED          SOURCE INCOME
                                                              ------------------    ------------------
Global Infrastructure Fund  . . . . . . . . . . . . . . . ..   $          1,898     $         241
Global Opportunities Fund   . . . . . . . . . . . . . . . ..                 --                --
Global Real Estate Securities Fund . . . . . . . . . . . . .                 --                --
Greater Asia ex Japan Opportunities Fund  . . . . . . . . ..                230                18
Greater European Opportunities Fund  . . . . . . . . . . ...                185                14
International Equity Fund   . . . . . . . . . . . . . . . ..                  3                 1
International Real Estate Securities Fund . . . . . . . . ..              1,331                70

For federal income tax purposes, 100% of the income dividends paid by the CA Tax-Exempt Fund qualify as exempt-interest dividends.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
               FOR VIRTUS PREMIUM ALPHASECTOR(TM) FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES

The Board of Trustees of Virtus Opportunities Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Virtus family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Virtus Mutual Funds. At a meeting held on June 1-3, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act"), considered and approved each Agreement for the Fund, as further discussed below. In approving each Agreement, the Board determined that the retention of the adviser and subadviser was in the best interests of the Fund and its shareholders.

In reaching their decisions, the Board considered information for other Virtus Mutual Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES

The Fund would be managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of the Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with VIA as adviser, the Trustees considered VIA's existing process for supervising and managing the other Virtus Mutual Fund subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Virtus Mutual Funds; and (h) VIA's supervision of the Virtus Mutual Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Virtus Mutual Fund shareholders as a result of being part of the Virtus family of funds, including the right to exchange investments between the same class of Virtus Mutual Funds without a sales charge, the ability to reinvest Virtus Mutual Fund dividends into other Virtus Mutual Funds and the right to combine holdings in other Virtus Mutual Funds to obtain a reduced sales charge.

With respect to the limited services subadvisory Agreement, the Board noted that F-Squared Investments, Inc. (the "Subadviser") provided information with respect to portfolio management, compliance with the Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreement, the Board considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to manage the Fund; (b) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems and (c) the Subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were reasonable and beneficial to the Fund and its shareholders.

INVESTMENT PERFORMANCE

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board reviewed and was satisfied with the Subadviser's investment approach and the investment performance of the historical investment returns of the AlphaSector Premium Index as published by the Subadviser, as compared with certain broad market indexes.

PROFITABILITY

The Board also considered certain information relating to profitability that had been provided by VIA, noting VIA's intention to cap the Fund's total expenses during the startup phase. The Board noted that the profitability appeared reasonable and concluded that the profitability to VIA was reasonable in light of the quality of all services rendered to the Fund by VIA and its affiliates and the expense caps to be implemented.

The Board did not separately review profitability information for the Subadviser, noting that the subadvisory fees are paid by VIA rather than by the Fund.

MANAGEMENT FEES AND TOTAL EXPENSES

In evaluating the management fees and total expenses of the Fund, the Board reviewed information provided by VIA and comparisons to other funds in the Fund's peer group. As noted above, the Board also noted the reimbursements that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. Based upon the information presented by VIA, the Trustees determined that the management fees charged by VIA and the total expenses of the Fund were reasonable.

The Board acknowledged that the subadvisory fees to be paid would be paid by VIA and not by the Fund. The Board noted that the subadvisory fee appeared to be reasonable in light of the quality of services to be rendered by the Subadviser.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
               FOR VIRTUS PREMIUM ALPHASECTOR(TM) FUND (THE "FUND")
                      BY THE BOARD OF TRUSTEES (CONTINUED)

ECONOMIES OF SCALE

The Board noted that reimbursements would be in place for the Fund. The Board determined that VIA and the Fund likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Fund would have an opportunity to benefit from these economies of scale.

In considering the subadvisory Agreement, the Board also considered the existence of any economies of scale and whether they would be passed along to the Fund's shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

After considering the information presented, the Board ultimately concluded that it should approve the Agreements.

SUBSEQUENT ASSIGNMENT AND ASSUMPTION OF SUBADVISORY AGREEMENT

Subsequent to the June 1-3, 2010 approval of the Subadvisory Agreement for the Fund, the Subadviser requested to transfer the Subadvisory Agreement for the Fund to a new entity named F-Squared Institutional Advisors, LLC (the "New Subadviser"). In order to effect this change, the Subadviser secured an opinion letter under the 1940 Act from the law firm Kirkpatrick & Lockhart which opined that the change in investment [sub]advisers would not be considered to be an "assignment" under the 1940 Act because both subadvisers had identical management and a common controlling shareholder. Because of these commonalities, the Board was not required to participate in a Section 15(c) review under the 1940 Act to approve the subadvisory agreement with the New Subadviser. However, the board approved certain required items of the New Subadviser, namely, its policies and procedures and its Code of Ethics. An Assignment and Assumption Agreement was executed as of August 25, 2010 whereupon the New Subadviser acquired and assumed all of the duties and obligations of the Subadviser under the Subadvisory Agreement with respect to the Fund.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                FOR VIRTUS INTERNATIONAL EQUITY FUND (THE "FUND")
                            BY THE BOARD OF TRUSTEES

The Board of Trustees of Virtus Opportunities Trust (the "Trust"), along with the Boards of Trustees of the other trusts in the Virtus family of funds (collectively, the "Board"), is responsible for determining whether to approve the entering into and continuation of each investment advisory and subadvisory agreement (each, an "Agreement") for the Virtus Mutual Funds. At a meeting held on June 1-3, 2010, the Board, including a majority of the Trustees who are not interested persons as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act"), considered and approved each Agreement for the Fund, as further discussed below. In approving each Agreement, the Board determined that the retention of the adviser and subadviser was in the best interests of the Fund and its shareholders.

In reaching their decisions, the Board considered information for other Virtus Mutual Funds furnished throughout the year at regular Board meetings as well as information prepared specifically in connection with the approval review process. During the approval review process, the Board received assistance and advice from and met separately with independent legal counsel. The Board's determination contemplated a number of factors that the Trustees believed to be relevant. Some of the factors that the Board considered are described below, although the Trustees did not identify any particular information or factor as controlling, but, instead, the Board considered the Agreements in the totality of the circumstances. Each individual Trustee may have evaluated the information presented differently, giving different weights to different factors.

NATURE, EXTENT AND QUALITY OF SERVICES

The Fund would be managed using a "manager of managers" structure that generally involves the use of one or more subadvisers to manage some or all of the Fund's portfolio. Under this structure, Virtus Investment Advisers, Inc. ("VIA") is responsible for evaluating and selecting subadvisers on an ongoing basis and for making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. Therefore, in considering the Agreement with VIA as adviser, the Trustees considered VIA's existing process for supervising and managing the other Virtus Mutual Fund subadvisers, including (a) VIA's ability to select and monitor the subadvisers; (b) VIA's ability to provide the services necessary to monitor the subadvisers' compliance with the Funds' respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA's ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (d) the experience, capability and integrity of VIA's management and other personnel; (e) the financial position of VIA; (f) the quality of VIA's own regulatory and legal compliance policies, procedures and systems; (g) the nature, extent and quality of administrative and other services provided by VIA to the Virtus Mutual Funds; and (h) VIA's supervision of the Virtus Mutual Funds' other service providers. Finally, the Board also noted the extent of benefits that are provided to Virtus Mutual Fund shareholders as a result of being part of the Virtus family of funds, including the right to exchange investments between the same class of Virtus Mutual Funds without a sales charge, the ability to reinvest Virtus Mutual Fund dividends into other Virtus Mutual Funds and the right to combine holdings in other Virtus Mutual Funds to obtain a reduced sales charge.


With respect to the subadvisory Agreement, the Board noted that Pyrford International Ltd. (the "Subadviser") provided information with respect to portfolio management, compliance with the Fund's investment policies and procedures, and compliance with applicable securities laws and assurances thereof. In considering the approval of the subadvisory Agreement, the Board considered the Subadviser's investment management process, including (a) the experience, capability and integrity of the Subadviser's management and other personnel committed by the Subadviser to manage the Fund; (b) the quality and commitment of the Subadviser's regulatory and legal compliance policies, procedures and systems and (c) the Subadviser's brokerage and trading practices.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were reasonable and beneficial to the Fund and its shareholders.

INVESTMENT PERFORMANCE

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board reviewed and was satisfied with the Subadviser's investment approach and the investment performance of the historical investment returns of a composite made up of comparable accounts as compared to the MSCI EAFE Index.

PROFITABILITY

The Board also considered certain information relating to profitability that had been provided by VIA, noting VIA's and the Subadviser's intentions to cap the Fund's total expenses during the startup phase. The Board noted that the profitability appeared reasonable and concluded that the profitability to VIA was reasonable in light of the quality of all services rendered to the Fund by VIA and its affiliates and the expense caps to be implemented.

The Board did not separately review profitability information for the Subadviser, noting that the subadvisory fees are paid by VIA rather than by the Fund.

MANAGEMENT FEES AND TOTAL EXPENSES

In evaluating the management fees and total expenses of the Fund, the Board reviewed information provided by VIA and comparisons to other funds in the Fund's peer group. As noted above, the Board also noted the reimbursements that would be provided to the Fund in order to limit the total expenses incurred by the Fund and its shareholders. Based upon the information presented by VIA, the Trustees determined that the management fees charged by VIA and the total expenses of the Fund were reasonable.

The Board acknowledged that the subadvisory fees to be paid would be paid by VIA and not by the Fund. The Board noted that the subadvisory fee appeared to be reasonable in light of the quality of services to be rendered by the Subadviser.

              CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
                FOR VIRTUS INTERNATIONAL EQUITY FUND (THE "FUND")
                      BY THE BOARD OF TRUSTEES (CONTINUED)

ECONOMIES OF SCALE

The Board noted that the management fees for the Fund included breakpoints based on assets under management, and that reimbursements would be in place for the Fund. The Board determined that VIA and the Fund likely would achieve certain economies of scale, particularly in relationship to certain fixed costs, and shareholders of the Fund would have an opportunity to benefit from these economies of scale.

In considering the subadvisory Agreement, the Board also considered the existence of any economies of scale and whether they would be passed along to the Fund's shareholders, but noted that any such economies would likely be generated at the Fund level rather than at the Subadviser level.

After considering the information presented, the Board ultimately concluded that it should approve the Agreements.

                             FUND MANAGEMENT TABLES
                                   (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust as of September 30, 2010, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

            NAME,
        YEAR OF BIRTH,
       YEAR ELECTED AND                                                      PRINCIPAL OCCUPATION(s)
       NUMBER OF FUNDS                                                       DURING PAST 5 YEARS AND
          OVERSEEN                                                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------        ----------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                Chairman, Bloc Global Services Group, LLC (commodities business) (2010 to present). Managing
YOB: 1939                       Director, Almanac Capital Management (commodities business) (2007 to 2008). Partner, Stonington
44 Funds                        Partners, Inc. (private equity fund)(2001 to 2007). Director/Trustee, Evergreen Funds
                                (88 portfolios)(1989 to present).

Philip R. McLoughlin            Managing Director, SeaCap Asset Management Fund I, L.P. (2009 to present) and SeaCap Partners, LLC
Chairman                        (investment management) (2009 to present). Partner, Cross Pond Partners, LLC (strategy consulting
YOB: 1946                       firm) (2006 to present). Director, World Trust Fund (1991 to present). Chairman and Trustee, Virtus
47 Funds                        Variable Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios) (2003 to present).
                                Director, DTF Tax-Free Income Fund, Inc. (1996 to present); Duff &   Phelps Utility and Corporate
                                Bond Trust, Inc. (1996 to present); and DNP Select Income Fund Inc. (2009 to present).  Director,
                                Argo Group International Holdings, Inc. and its predecessor, PXRE Corporation (insurance) (1986 to
                                2009).

Geraldine M. McNamara           Retired. Managing Director, U.S. Trust Company of New York (1982 to 2006). Director, DTF Tax-Free
YOB: 1951                       Income Fund, Inc. (2003 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (2003 to
47 Funds                        present); and DNP Select Income Fund Inc. (2009 to present).

James M. Oates                  Managing Director, Wydown Group (consulting firm) (1994 to present). Chairman and Trustee, John
YOB: 1946                       Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios) (2005 to present). Director,
44 Funds                        Stifel Financial (1996 to present). Director, Connecticut River Bank (1999 to present) and
                                Connecticut River Bancorp (1998 to present). Chairman,   Emerson Investment Management, Inc.
                                (2000 to present). Director, Trust Company of New Hampshire (2002 to present). Director, Beaumont
                                Financial Partners, LLC (2000 to present). President of the Board (1999 to present) and   Director
                                (1985 to present), Middlesex School. Chairman (1997 to 2006) and Non-Executive Chairman
                                (2007 to present), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.)
                                (financial services). Director, Investors Bank and   Trust Co. and Investors Financial Services
                                Corporation (1995 to 2007). Trustee, John Hancock Funds III (2005 to 2006).

Richard E. Segerson             Managing Director, Northway Management Company (1998 to present).
YOB: 1946
44 Funds

Ferdinand L.J. Verdonck         Director, The J.P. Morgan Continental European Investment Trust (1998 to present). Director, Groupe
YOB: 1942                       SNEF (electric and electronic installations) (1998 to present). Director, Galapagos N.V.
44 Funds                        (biotechnology) (2005 to present). Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology)
                                (2007 to present). Director, Movetis N.V. (biotechnology)  (2008 to present). Director, Borje Berlin
                                A.G. (stock exchange) (2008 to 2009). Chairman, EASDAQ (stock exchange) (2001 to 2007). Chairman,
                                Banco Urquijo (1998 to 2006).

                                   (UNAUDITED)

                               INTERESTED TRUSTEE

     The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

          NAME,
      YEAR OF BIRTH,
     YEAR ELECTED AND                                                     PRINCIPAL OCCUPATION(s)
     NUMBER OF FUNDS                                                      DURING PAST 5 YEARS AND
        OVERSEEN                                                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------       --------------------------------------------------------------------------------------------------
George R. Aylward(1)              Director, President and Chief Executive Officer (2008 to present), Director and President (2006 to
President                         2008), Chief Operating Officer (2004 to 2006), Vice President, Finance, (2001 to 2002), Virtus
YOB: 1964                         Investment Partners, Inc. and/or certain of its subsidiaries. Various senior officer positions
46 Funds                          with Virtus affiliates (2008 to present). Senior Executive Vice President and President, Asset
                                  Management (2007 to 2008), Senior Vice President and Chief Operating Officer, Asset Management
                                  (2004 to 2007), Vice President and Chief of Staff (2001 to 2004), The Phoenix Companies, Inc.
                                  Various senior officer positions with Phoenix affiliates (2005 to 2008). President (2006 to present), Executive Vice President (2004 to 2006), the Virtus Mutual Funds Family. President,
                                  Virtus Variable Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios) (since 2010).
                                  Chairman, President and Chief Executive Officer, The Zweig Funds (2 portfolios) (2006-present).

(1) Mr. Aylward is an "interested person," as defined in the 1940 Act, by reason of his position as President, and Chief Executive Officer of Virtus Investment Partners, Inc. ("Virtus"), the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                          POSITION(s) HELD WITH
      NAME, ADDRESS AND                    TRUST AND LENGTH OF                            PRINCIPAL OCCUPATION(s)
       YEAR OF BIRTH                           TIME SERVED                                  DURING PAST 5 YEARS
----------------------------       --------------------------------      -----------------------------------------------------------
Francis G. Waltman                 Senior Vice President                 Executive Vice President, Head of Product Management (2009
YOB: 1962                          since 2008.                           to present), Senior Vice President, Asset Management
                                                                         Product Development (2008 to 2009), Senior Vice President,
                                                                         Asset Management Product Development (2005 to 2007), Virtus
                                                                         Investment Partners, Inc. and/or certain of its
                                                                         subsidiaries. Senior Vice President, Virtus Variable
                                                                         Insurance Trust (f/k/a The Phoenix Edge Series Fund)
                                                                         (8 portfolios) (since 2010). Director (2008 to 2009),
                                                                         Director and President (2006 to 2007), VP Distributors,
                                                                         Inc. (f/k/a Phoenix Equity Planning Corporation). Director
                                                                         and Senior Vice President, Virtus Investment Advisers, Inc.
                                                                         (2008 to present).

Marc Baltuch                      Vice President and                     Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna                 Chief Compliance Officer               (1989 to present). Vice President, The Zweig Funds (2
Associates, LLC                   since 2004.                            portfolios) (2004 to present). Independent Chief Compliance
900 Third Avenue                                                         Officer, Virtus Variable Insurance Trust (f/k/a, The
New York, NY 10022                                                       Phoenix Edge Series Fund) (8 portfolios) (2004 to present).
YOB: 1945                                                                President and Director of Watermark Securities, Inc. (1991
                                                                         to present). Assistant Secretary, Gotham Advisors Inc.
                                                                         (1990 to 2005).

W. Patrick Bradley                Chief Financial Officer and            Senior Vice President, Fund Administration (2009 to
YOB: 1972                         Treasurer since 2005.                  present), Vice President, Fund Administration (2007 to
                                                                         2009), Second Vice President, Fund Control & Tax (2004 to
                                                                         2006), Virtus Investment Partners, Inc. and/or certain
                                                                         of its subsidiaries. Chief Financial Officer and Treasurer
                                                                         (2006 to present), Vice President and Principal Accounting
                                                                         Officer (2006 to 2010), Assistant Treasurer (2004 to 2006),
                                                                         Virtus Variable Insurance Trust (f/k/a The Phoenix Edge
                                                                         Series Fund) (8 portfolios). Chief Financial Officer and
                                                                         Treasurer (2005 to present), Assistant Treasurer (2004 to
                                                                         2006), certain funds within the Virtus Mutual Funds Family.


Kevin J. Carr                     Vice President, Chief Legal            Senior Vice President (2009 to present), Counsel and
YOB: 1954                         Officer, Counsel and Secretary         Secretary (2008 to present) and Vice President (2008 to
                                  since 2005.                            2009), Virtus Investment Partners, Inc. and/or certain of
                                                                         its subsidiaries. Vice President, Chief Legal Officer,
                                                                         Counsel and Secretary, Virtus Variable Insurance Trust
                                                                         (f/k/a The Phoenix Edge Series Fund) (8 portfolios) (since
                                                                         2010). Vice President and Counsel, Phoenix Life Insurance
                                                                         Company (2005 to 2008).  Compliance Officer of Investments
                                                                         and Counsel, Travelers Life and Annuity Company (January
                                                                         2005 to May 2005). Assistant General Counsel and certain
                                                                         other positions, The Hartford Financial Services Group
                                                                         (1995 to 2005).

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES                                       INVESTMENT ADVISER
George R. Aylward                              Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                               100 Pearl Street
Philip R. McLoughlin, Chairman                 Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                 PRINCIPAL UNDERWRITER
Richard E. Segerson                            VP Distributors, Inc.
Ferdinand L.J. Verdonck                        100 Pearl Street
                                               Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                   TRANSFER AGENT
Francis G. Waltman, Senior Vice President      VP Distributors, Inc.
Marc Baltuch, Vice President and               100 Pearl Street
  Chief Compliance Officer                     Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
  and Treasurer                                CUSTODIANS
Kevin J. Carr, Vice President, Chief Legal     The Bank of New York Mellon
  Officer, Counsel and Secretary               One Wall Street
                                               New York, NY 10286

                                               PFPC Trust Company
                                               8800 Tinicum Boulevard
                                               Philadelphia, PA 19153-3111

                                               HOW TO CONTACT US
                                               Mutual Fund Services                1-800-243-1574
                                               Adviser Consulting Group            1-800-243-4361
                                               Telephone Orders                    1-800-367-5877
                                               Text Telephone                      1-800-243-1926
                                               Web site                                VIRTUS.COM

IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                           VIRTUS OPPORTUNITIES TRUST

 Supplement dated November 29, 2010 to the Prospectuses dated January 31, 2010, as supplemented and revised September 14, 2010

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds, except Virtus International Equity Fund and Virtus Premium AlphaSector Fund. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500. Also effective January 1, 2011, the Class A Sales charge and dealer commission schedules for Virtus fixed income funds will be modified.

MINIMUM PURCHASE REQUIREMENTS

Effective January 1, 2011, Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled "Purchase Minimums" under the heading "Purchase and Sale of Fund Shares" in each fund's Prospectus is replaced with the following:

PURCHASE MINIMUMS (EXCEPT CLASS I SHARES)

---------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                                                                                   $2,500
---------------------------------------------------------------------------------------------------------------------
   Individual Retirement Accounts (IRAs), systematic purchase, or systematic exchange accounts             $100
---------------------------------------------------------------------------------------------------------------------
   Defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans   No minimum
---------------------------------------------------------------------------------------------------------------------
Minimum Additional Purchase                                                                                $100
---------------------------------------------------------------------------------------------------------------------
   Defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans   No minimum
---------------------------------------------------------------------------------------------------------------------

Also, the description of minimum initial and subsequent investment amounts appearing in the section "Step 1" under the heading "Your Account" is amended to reflect the information shown in the above table.

Minimums shown above currently apply to Virtus International Equity Fund and Virtus Premium AlphaSector Fund.

ANNUAL FEE ASSESSMENT FOR CERTAIN ACCOUNTS

Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading "Account Policies" in each fund's prospectus:

     ANNUAL FEE ON SMALL ACCOUNTS

     To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

     The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

CLASS A SALES CHARGES -- APPLICABLE TO VIRTUS FIXED INCOME FUNDS

Effective January 1, 2011, Virtus Mutual Funds will implement changes to the sales charge and dealer commission schedules applicable to purchases of Class A Shares of Virtus fixed income funds. Accordingly, the Virtus Opportunities Trust Prospectus will be revised as described below.

                           VIRTUS OPPORTUNITIES TRUST

 Supplement dated November 29, 2010 to the Prospectuses dated January 31, 2010, as supplemented and revised September 14, 2010 (Continued)

The following information replaces the second table under the heading "Sales Charges You May Pay to Purchase Class A Shares" in the section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

       VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

           AMOUNT OF               SALES CHARGE AS A    SALES CHARGE AS A
        TRANSACTION AT               PERCENTAGE OF        PERCENTAGE OF
        OFFERING PRICE               OFFERING PRICE       AMOUNT INVESTED
-------------------------------    -----------------    -----------------
Under $50,000                            2.75%               2.83%
$50,000 but under  $100,000              2.25                2.30
$100,000 but under $250,000              1.75                1.78
$250,000 but under $500,000              1.25                1.27
$500,000 but under  $1,000,000           1.00                1.01
$1,000,000 or more                       None                None

 VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED
                                   INCOME FUND

           AMOUNT OF               SALES CHARGE AS A    SALES CHARGE AS A
        TRANSACTION AT               PERCENTAGE OF        PERCENTAGE OF
        OFFERING PRICE               OFFERING PRICE       AMOUNT INVESTED
-------------------------------    -----------------    -----------------
Under $50,000                            3.75%               3.90%
$50,000 but under  $100,000              3.50                3.63
$100,000 but under $250,000              3.25                3.36
$250,000 but under $500,000              2.25                2.30
$500,000 but under $1,000,000            1.75                1.78
$1,000,000 or  more                      None                None

The following information replaces the second table under the heading "Compensation to Dealers" in the section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

      VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

          AMOUNT OF                SALES CHARGE AS A    SALES CHARGE AS A    DEALER DISCOUNT AS A
        TRANSACTION AT               PERCENTAGE OF        PERCENTAGE OF         PERCENTAGE OF
        OFFERING PRICE               OFFERING PRICE       AMOUNT INVESTED       OFFERING PRICE
-------------------------------    -----------------    -----------------    --------------------
Under $50,000                            2.75%                2.83%                2.25%
$50,000 but under $100,000               2.25                 2.30                 2.00
$100,000 but under $250,000              1.75                 1.78                 1.50
$250,000 but under $500,000              1.25                 1.27                 1.00
$500,000 but under $1,000,000            1.00                 1.01                 1.00
$1,000,000 or more                       None                 None                 None

 VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED
                                   INCOME FUND

          AMOUNT OF                SALES CHARGE AS A    SALES CHARGE AS A    DEALER DISCOUNT AS A
        TRANSACTION AT               PERCENTAGE OF        PERCENTAGE OF         PERCENTAGE OF
        OFFERING PRICE               OFFERING PRICE       AMOUNT INVESTED       OFFERING PRICE
-------------------------------    -----------------    -----------------    --------------------
Under $50,000                            3.75%               3.90%                    3.25%
$50,000 but under $100,000               3.50                3.63                     3.00
$100,000 but under $250,000              3.25                3.36                     2.75
$250,000 but under $500,000              2.25                2.30                     2.00
$500,000 but under $1,000,000            1.75                1.78                     1.50
$1,000,000 or more                       None                None                     None

 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE
                                   REFERENCE.

VOT 8020/Minimums&FISalesCharges (11/10)

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                      LANCASTER,
                                                                         PA
                                                                    PERMIT 1793
             [VIRTUS LOGO]

c/o State Street Bank and Trust Company
             P.O. Box 8301
         Boston, MA 02266-8301

For more information about Virtus mutual funds, please call your financial representative, contact us at 1-800-243-1574 or VIRTUS.COM.

8022                                                                     10-10

                                                                                                                              ANNUAL
                                                                                                                              REPORT
                                                    (VIRTUS MUTUAL FUNDS LOGO)

------------------------------------------------------------------------------------------------------------------------------------


                                                 Virtus Foreign Opportunities Fund







                     * Prospectus Supplement applicable to the Fund appears at the back of this Annual Report.

------------------------------------------------------------------------------------------------------------------------------------

     TRUST NAME:                                         September 30, 2010                           Eligible
     VIRTUS                                                                                       shareholders can
     OPPORTUNITIES                                                                                  sign up for
     TRUST                                                                                           eDelivery
                                                                                                         at
                                                                                                     Virtus.com
                                                                                                     (GRAPHIC)

     NO BANK GUARANTEE                                     NOT FDIC INSURED                        MAY LOSE VALUE

                                                          TABLE OF CONTENTS

VIRTUS FOREIGN OPPORTUNITIES FUND
("Foreign Opportunities Fund")

Message to Shareholders .......................................................................................................    1
Disclosure of Fund Expenses ...................................................................................................    2
Fund Summary ..................................................................................................................    4
Schedule of Investments .......................................................................................................    7
Statement of Assets and Liabilities ...........................................................................................   11
Statement of Operations .......................................................................................................   12
Statement of Changes in Net Assets ............................................................................................   13
Financial Highlights ..........................................................................................................   14
Notes to Financial Statements .................................................................................................   15
Report of Independent Registered Public Accounting Firm .......................................................................   23
Tax Information Notice ........................................................................................................   24
Fund Management Tables ........................................................................................................   25

------------------------------------------------------------------------------------------------------------------------------------

     PROXY VOTING PROCEDURES (FORM N-PX)
     The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the
     Fund voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free
     1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at
     http://www.sec.gov.

     FORM N-Q INFORMATION
     The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC")
     for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at
     http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the
     SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

------------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

                               In September 2010, the National Bureau of Economic Research concluded that the "Great Recession" had ended more than a year earlier. Good news? Undoubtedly. The sign that all is right with the economy?
                               Hardly.
(PHOTO OF GEORGE R. AYLWARD)
                               While the recession was technically over, the economy has been stalled between tentative growth and a temptation to fall back into recession -- the feared
                               "double dip." The economy certainly has improved since the lows of early 2009, but retail sales have remained weak and the housing market is still depressed, with few signs it has plumbed the bottom of the trough. With the unemployment rate continuing to hover near 10 percent, pessimism remains prevalent and consumer confidence in the economy remains challenged.

Are there opportunities for investors in these situations? Absolutely. The broader financial markets have seen overall gains for three of the past four quarters. July 2010 was the best month for stocks in a year, and then September 2010 topped July with returns not seen in 71 years. The Federal Reserve demonstrated its concern about persistently high unemployment rates and the long-term impact of the recession by saying it was prepared to do whatever was necessary to prevent deflation or the double dip. At the start of the 2010 fourth quarter, the Fed was preparing another round of quantitative easing through large-scale purchases of Treasuries and mortgage-backed securities, and the financial markets responded positively.

These factors are another reminder that during periods of market volatility, vigilance is the key for the investor, the financial advisor, and the professional money manager alike. Your fund's management team provides details of its approach to these markets in the enclosed commentary, and I encourage you to read this material carefully. We also suggest you rely on the experience of your personal financial advisor, who can review your investment objectives and your portfolio and, when appropriate, recommend adjustments to fit your current financial needs and your tolerance for risk.

The wide range of equity and fixed income investments available from the Virtus Mutual Funds allows you to design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will continue do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,

(GEORGE R. AYLWARD)
George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.



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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

   We believe it is important for you to understand  the impact   HYPOTHETICAL EXAMPLE FOR
of costs on your  investment.  All mutual funds have  operating   COMPARISON PURPOSES
expenses.  As a shareholder of the Virtus Foreign Opportunities
Fund  (the  "Fund")  you may  incur  two  types of  costs:  (1)      The  second   section  of  the   accompanying   table  provides
transaction  costs,  including  sales  charges on  purchases of   information  about  hypothetical  account values and  hypothetical
Class A shares and contingent deferred sales charges on Class C   expenses  based on the Fund's actual  expense ratio and an assumed
shares; and (2) ongoing costs,  including  investment  advisory   rate of return of 5% per year before  expenses,  which is not your
fees; distribution and service fees; and other expenses.  Class   Fund's actual return. The hypothetical account values and expenses
I shares  are sold  without  a sales  charge  and do not  incur   may not be used to estimate the actual ending  account  balance or
distribution  and service fees.  These examples are intended to   expenses you paid for the period.  You may use this information to
help  you  understand   your  ongoing  costs  (in  dollars)  of   compare  the  ongoing  costs of  investing  in your Fund and other
investing  in the  Fund and to  compare  these  costs  with the   funds. To do so, compare these 5%  hypothetical  examples with the
ongoing  costs  of  investing  in  other  mutual  funds.  These   5% hypothetical examples that appear in the shareholder reports of
examples are based on an investment  of $1,000  invested at the   the other funds.
beginning  of the  period  and  held for the  entire  six-month
period.  The following  Expense Table  illustrates  your fund's      Please note that the expenses shown in the  accompanying  table
costs in two ways.                                                are meant to highlight  your ongoing costs only and do not reflect any  transactional  costs,  such as sales  charges  or  contingent
ACTUAL EXPENSES                                                   deferred  sales  charges.  Therefore,  the  second  section of the accompanying  table is useful in comparing ongoing costs only, and
   The  first  section  of  the  accompanying   table  provides   will not help you  determine  the  relative  total costs of owning
information  about actual account  values and actual  expenses.   different funds. In addition,  if these  transactional  costs were
You may use the information in this section,  together with the   included,  your costs  would have been  higher.  The  calculations
amount you  invested,  to estimate the  expenses  that you paid   assume no shares  were  bought or sold  during  the  period.  Your
over the period.  Simply  divide your  account  value by $1,000   actual  costs may have been  higher  or  lower,  depending  on the
(for example, an $8,600 account value divided by $1,000 = 8.6),   amount  of your  investment  and the  timing of any  purchases  or
then  multiply  the  result by the  number  given for your fund   redemptions.
under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                         DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

EXPENSE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Beginning           Ending                      Expenses
                                                                             Account            Account        Annualized     Paid
                                                                              Value              Value           Expense     During
                                                                          April 1, 2010   September 30, 2010      Ratio     Period*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                                     $1,000.00          $1,061.60          1.49%      $ 7.70
Class C                                                                      1,000.00           1,057.20          2.24        11.55
Class I                                                                      1,000.00           1,062.50          1.24         6.41
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                                      1,000.00           1,017.51          1.49         7.56
Class C                                                                      1,000.00           1,013.70          2.24        11.37
Class I                                                                      1,000.00           1,018.78          1.24         6.29

*    Expenses are equal to the Fund's annualized  expense ratio which includes waived fees and reimbursed  expenses,  if applicable, multiplied by the average  account value over the period,  multiplied by the number of days (183)  expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized  expense ratios noted above do not reflect fees and expenses  associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more  information  about the Fund's  expenses in the Financial  Statements  section that follows.  For  additional information on operating expenses and other shareholder costs, refer to the prospectus.


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
VIRTUS FOREIGN OPPORTUNITIES FUND                                                                                    TICKER SYMBOLS:
                                                                                                                     Class A: JVIAX
                                                                                                                     Class C: JVICX
                                                                                                                     Class I: JVXIX

[ ]  FOREIGN OPPORTUNITIES FUND (the "Fund") is diversified and         over the longer term. We continue, as always, to carefully
     has an investment objective to seek long-term capital              monitor the situation and adjust our risk exposures around
     appreciation. THERE IS NO GUARANTEE THAT THE FUND WILL             the world accordingly.
     ACHIEVE ITS OBJECTIVE.
                                                                   [ ]  Tremendous uncertainty remains at the macroeconomic level.
[ ]  For the fiscal year ended September 30, 2010, the Fund's           Globally, concerns about a double-dip recession, deflation,
     Class A shares at NAV returned 15.34%, Class C shares              consumer deleveraging and government deficits persist. It
     returned 14.42% and Class I shares returned 15.60%. For the        appears that it may take some time before markets regain
     same period, the S&P 500(R) Index, a broad-based equity            solid ground and business confidence gains a strong footing.
     index, returned 10.16% and the MSCI EAFE(R) Index (Net), the
     Fund's style-specific index appropriate for comparison,       WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL
     returned 3.27%.                                               YEAR?

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF DISTRIBUTION   [ ]  The Fund has sizeable positions in large, multi-national
     AND EXCLUDE THE EFFECT OF SALES CHARGES. PAST PERFORMANCE IS       corporations. In general, their multiples remain fairly
     NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY         attractive. The companies are growing, but their valuations
     BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN.                     do not always reflect that growth. As a result, despite the
                                                                        Fund's fiscal year's outperformance, we believe that many of
HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?               the Fund's large holdings are relatively less expensive than they were last year. The Fund is growing faster than the
[ ]  World economies are stabilizing, and financial conditions          Index while trading at similar valuations.
     are improving, albeit unevenly, across the world. Emerging
     countries had fewer structural issues than developed          [ ]  The Fund was significantly underweight in Japan, which
     countries, and have recovered from the crisis more quickly,        helped absolute and relative performance during the Fund's
     in general. We anticipate that these countries will continue       fiscal year.
     to show strength, although growth rates may be slower as
     demand for goods among consumers in developed countries       [ ]  The United Kingdom's BAT and Switzerland's Philip Morris
     remains muted. If domestic demand grows quickly enough in          International Inc., two of the Fund's largest positions in
     emerging countries, it could help sustain growth rates at          the international developed markets, were also positive
     higher levels.                                                     contributors to performance during the Fund's fiscal year.

[ ]  The United States economy seems to have stabilized, and the   [ ]  The Fund's out-of-index holdings in India made attractive
     country is further along in cleaning up its financial system       contributions to relative and absolute performance during
     than are many other countries. However, headwinds remain.          the Fund's fiscal year. HDFC Bank, Housing Development
     Unemployment is very high. Consumer spending is muted,             Finance, and ITC made attractive performance contributions
     although saving more and spending less may be good for the         during the fiscal year. Emerging countries continued to have
     economy                                                            fewer structural issues than developed countries.


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
VIRTUS FOREIGN OPPORTUNITIES FUND (CONTINUED)

[ ]  The Fund's positions in Brazil, which also are out-of-index                           ASSET ALLOCATIONS
     positions, made attractive contributions to relative and
     absolute performance during the Fund's fiscal year. Souza     The following table presents the portfolio holdings within
     Cruz and Ambev also made positive contributions to relative   certain sectors as a percentage of total investments at September
     and absolute performance.                                     30, 2010.

[ ]  Strong stock selection helped make Financials the best        Consumer Staples                                              42%
     performing sector in the Fund during the Fund's fiscal year.  Financials                                                    20
     Specifically, India's HDFC Bank and Housing Development       Health Care                                                   13
     Finance, and United Kingdom's HSBC Holdings, were top         Industrials                                                    8
     performers during the Fund's fiscal year.                     Energy                                                         4
                                                                   Utilities                                                      4
[ ]  Consumer Staples companies were also top performers during    Consumer Discretionary                                         3
     the fiscal year, as the sector made strong contributions to   Information Technology                                         2
     absolute and relative performance. ITC, BAT, and Souza Cruz   Other (includes short-term investments
     helped relative performance.                                     and securities lending collateral)                          4
                                                                                                                                ---
     INVESTING INTERNATIONALLY, ESPECIALLY IN EMERGING MARKETS,    Total                                                        100%
     INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL,                                                                     ===
     ACCOUNTING, ECONOMIC AND MARKET RISK. BECAUSE THE FUND IS
     HEAVILY WEIGHTED IN A SINGLE SECTOR, IT WILL BE IMPACTED BY   MSCI EAFE(R) INDEX (NET)
     THAT SECTOR'S PERFORMANCE MORE THAN A FUND WITH BROADER       A free float-adjusted market capitalization index that measures
     SECTOR DIVERSIFICATION.                                       developed foreign market equity performance, excluding the U.S.
                                                                   and Canada. The index is calculated on a total return basis with gross dividends reinvested.

                                                                   SPONSORED ADR
                                                                   (AMERICAN DEPOSITARY RECEIPT)
                                                                   An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major
KEY INVESTMENT TERMS                                               U.S. exchange such as the NYSE.

ADR (AMERICAN DEPOSITARY RECEIPT)                                  S&P 500(R) INDEX
Represents shares of foreign companies traded in U.S. dollars on   The S&P 500(R) Index is a free-float market
U.S. exchanges that are held by a U.S. bank or trust. Foreign      capitalization-weighted index of 500 of the largest U.S.
companies use ADRs in order to make it easier for Americans to     companies. The index is calculated on a total return basis with
buy their shares.                                                  dividends reinvested.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES
ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.


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
VIRTUS FOREIGN OPPORTUNITIES FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
----------------------------------------------------------------------------------------------------------------------------
                                                                                                       Inception
                                                                                 1       5       10       to       Inception
                                                                                Year   Years   Years    9/30/10       Date
----------------------------------------------------------------------------------------------------------------------------
     CLASS A SHARES AT NAV (2)                                                 15.34%  4.92%    3.95%         --          --
----------------------------------------------------------------------------------------------------------------------------
     CLASS A SHARES AT POP(3, 4)                                                8.71   3.68     3.34          --          --
----------------------------------------------------------------------------------------------------------------------------
     CLASS C SHARES AT NAV (2) AND
     WITH CDSC(4)                                                              14.42   4.11       --        9.48%   10/10/03
----------------------------------------------------------------------------------------------------------------------------
     CLASS I SHARES AT NAV                                                     15.60     --       --        1.69     5/15/06
----------------------------------------------------------------------------------------------------------------------------
     S&P 500(R) INDEX                                                          10.16   0.64    -0.43      NOTE 5      NOTE 5
----------------------------------------------------------------------------------------------------------------------------
     MSCI EAFE(R) INDEX (NET)                                                   3.27   1.97     2.55      NOTE 6      NOTE 6
----------------------------------------------------------------------------------------------------------------------------

     FUND EXPENSE RATIOS(7): A SHARES: 1.48%; C SHARES: 2.23%; I SHARES: 1.23%.

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
     THE PERFORMANCE  SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
     WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION
     OF TAXES THAT A SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS  OR THE  REDEMPTION OF FUND SHARES.  PLEASE VISIT  VIRTUS.COM FOR
     PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CERTAIN  REDEMPTIONS OF CLASS A SHARES MADE WITHIN 18 MONTHS OF PURCHASES IN
     WHICH A FINDER'S FEE WAS PAID AND ALL CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.
(5)  INDEX PERFORMANCE IS 3.75% FOR CLASS C (SINCE 10/10/03) AND -0.73% FOR CLASS I (SINCE 5/15/06).
(6)  INDEX PERFORMANCE IS 6.88% FOR CLASS C (SINCE 10/10/03) AND -1.85% FOR CLASS I (SINCE 5/15/06).
(7)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on September 30, 2000 for Class A shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFORMANCE GRAPH)

                                                   Share Class A(1)(3)(4)   MSCI EAFE(R) Index (Net)   S&P 500(R) Index
9/29/2000                                                  $ 9,425                   $10,000              $10,000
9/28/2001                                                    6,146                     7,135                7,337
9/30/2002                                                    5,690                     6,027                5,834
9/30/2003                                                    6,807                     7,595                7,259
9/30/2004                                                    8,351                     9,272                8,266
9/30/2005                                                   10,923                    11,663                9,277
9/29/2006                                                   13,592                    13,898               10,279
9/28/2007                                                   17,166                    17,354               11,968
9/30/2008                                                   12,621                    12,060                9,338
9/30/2009                                                   12,040                    12,450                8,693
9/30/2010                                                   13,887                    12,857                9,577

     For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 5.


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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                               SHARES     VALUE                                   SHARES      VALUE
                             ---------- ----------                               ---------- ---------
                                                    CONSUMER STAPLES--CONTINUED
PREFERRED STOCK--3.4%                               Woolworths Ltd.
CONSUMER STAPLES--2.1%                                 (Australia)                1,221,013 $  34,036
Companhia de Bebidas                                                                        ---------
   das Americas ADR                                                                           487,227
   (Brazil) 2.94%               201,862 $   24,987                                          ---------
                                        ----------  ENERGY--4.4%
UTILITIES--1.3%                                     Canadian Natural
AES Tiete SA                                           Resources Ltd.
   (Brazil) 10.59%            1,118,515     14,847     (Canada)                     727,962    25,180
--------------------------------------------------  Core Laboratories N.V.
TOTAL PREFERRED STOCK                                  (Netherlands)(4)             299,940    26,407
(IDENTIFIED COST $22,259)                   39,834                                          ---------
--------------------------------------------------                                             51,587
COMMON STOCKS--95.3%                                                                        ---------
CONSUMER DISCRETIONARY--3.3%                        FINANCIALS--20.5%
Domino's Pizza plc                                  Admiral Group plc
   (United Kingdom)             941,572      6,946     (United Kingdom)             482,114    12,618
Hero Honda Motors Ltd.                              Amlin plc (United
   (India)                      171,800      7,104     Kingdom)                   2,490,523    15,700
Nitori Co., Ltd. (Japan)        301,550     25,213  CETIP SA - Balcao
                                        ----------     Organizado de Ativos
                                            39,263     e Derivativos (Brazil)(2)    814,514     7,943
                                        ----------  HDFC Bank Ltd. (India)        1,354,550    75,041
CONSUMER STAPLES--41.3%                             Housing Development
British American Tobacco                               Finance Corp.
   plc (United Kingdom)       1,748,955     65,238     (India)(3)                 4,053,570    66,142
Coca-Cola Amatil Ltd.                               Muenchener
   (Australia)                1,231,288     14,258     Rueckversicherungs-
Colruyt SA (Belgium)(4)          67,344     17,801     Gesellschaft AG
Diageo plc (United                                     Registered Shares
   Kingdom)                   1,433,623     24,683     (Germany)                    125,657    17,404
Imperial Tobacco Group                              QBE Insurance Group
   plc (United Kingdom)       1,643,577     48,978     Ltd. (Australia)(4)        1,238,423    20,660
ITC Ltd. (India)              7,886,478     31,293  Standard Chartered plc
Nestle India Ltd. (India)       145,788     10,973     (United Kingdom)             950,588    27,267
Nestle S.A. Registered                                                                      ---------
   Shares (Switzerland)       1,021,300     54,409                                            242,775
Philip Morris                                                                               ---------
   International, Inc.                              HEALTH CARE--13.4%
   (United States)            1,138,072     63,755  BioMerieux (France)             167,149    17,320
Reckitt Benckiser Group                             Cie Generale D'optique
   plc (United Kingdom)         637,417     35,056     Essilor International
SABMiller plc (United                                  SA (France)(4)               326,354    22,454
   Kingdom)                     622,514     19,905  Cipla Ltd. (India)            1,042,347     7,478
Souza Cruz SA (Brazil)          467,140     23,600  Covidien plc (Ireland)          835,230    33,568
Tesco plc (United                                   Novartis AG Registered
   Kingdom)                   6,492,236     43,242     Shares (Switzerland)         328,048    18,812
                                                    Novo Nordisk A/S
                                                       Class B (Denmark)            498,717    49,490

                                                  See Notes to Financial Statements

                    For information regarding certain investment terms, see the Key Investment Terms on page 5.


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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)
                                SHARES    VALUE                                       SHARES      VALUE
                              --------- ----------                                  ---------- ----------
HEALTH CARE--CONTINUED                              SHORT-TERM INVESTMENTS--1.7%
Roche Holding AG                                    MONEY MARKET MUTUAL FUNDS--1.7%
   Registered Shares                                Dreyfus Cash Management
   (Switzerland)                 63,963 $    8,735    Fund - Institutional
                                        ----------    Shares (seven-day
                                           157,857    effective yield
                                        ----------    0.210%)                       20,483,611 $   20,484
INDUSTRIALS--7.9%                                   -----------------------------------------------------
Bharat Heavy Electricals                            TOTAL SHORT-TERM INVESTMENTS
   Ltd. (India)                 222,836     12,291  (IDENTIFIED COST $20,484)                      20,484
Bunzl plc (United                                   -----------------------------------------------------
   Kingdom)                     775,200      9,243
Bureau Veritas SA                                   SECURITIES LENDING COLLATERAL--2.3%
   (France)                     203,103     14,182  Dreyfus Cash Advantage
Capita Group plc (The)                                Fund - Institutional
   (United Kingdom)           1,733,953     21,409    Shares (seven-day
De La Rue plc (United                                 effective yield
   Kingdom)                     707,631      7,342    0.250%)(5)                    27,027,000     27,027
G4S plc (United                                     -----------------------------------------------------
   Kingdom)                   2,613,284     10,452  TOTAL SECURITIES LENDING COLLATERAL
Secom Co., Ltd. (Japan)         409,400     18,489  (IDENTIFIED COST $27,027)                      27,027
                                        ----------  -----------------------------------------------------
                                            93,408
                                        ----------  TOTAL INVESTMENTS--102.7%
INFORMATION TECHNOLOGY--2.2%                        (IDENTIFIED COST $924,517)                  1,212,880(1)
Cielo SA (Brazil)             1,461,500     12,611  Other assets and liabilities, net--(2.7)%     (31,964)
Redecard SA (Brazil)            883,860     13,801                                             ----------
                                        ----------  NET ASSETS--100.0%                         $1,180,916
                                            26,412                                             ==========
                                        ----------
UTILITIES--2.3%                                     COUNTRY WEIGHTINGS as of September 30, 2010+
CPFL Energia SA (Brazil)        531,100     12,210  -----------------------------------------------------
Scottish & Southern                                 United Kingdom                                     30%
   Energy plc (United                               India                                              17
   Kingdom)                     842,460     14,796  Brazil                                              9
                                        ----------  United States (includes short-term investments
                                            27,006     and securities lending collateral)               9
--------------------------------------------------  Switzerland                                         7
TOTAL COMMON STOCKS                                 Australia                                           6
(IDENTIFIED COST $854,747)               1,125,535  France                                              4
--------------------------------------------------  Other                                              18
TOTAL LONG-TERM INVESTMENTS--98.7%                  -----------------------------------------------------
(IDENTIFIED COST $877,006)               1,165,369  Total                                             100%
--------------------------------------------------  -----------------------------------------------------
                                                    + % of total investments as of September 30, 2010.

FOOTNOTE LEGEND
(1)  Federal Income Tax Information: For tax information at September 30, 2010, see Note 8, Federal Income Tax Information in the
     Notes to Financial Statements.
(2)  Non-income producing.
(3)  All or a portion of the security is segregated as collateral.
(4)  All or a portion of security is on loan.
(5)  Represents security purchased with cash collateral received for securities on loan.

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

At September 30, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

  Contracts                    In Exchange   Settlement                Unrealized
  to Receive    Counterparty       for          Date       Value      Appreciation
-------------   ------------   -----------   ----------   --------   --------------
AUD    45,238     Citibank     USD  40,837    11/19/10     $43,452       $ 2,615
BRL    43,652     Citibank     USD  23,579    12/02/10      25,454         1,875
CAD    16,242     Citibank     USD  15,563    11/30/10      15,763           200
CHF    24,350     Citibank     USD  22,220    11/19/10      24,792         2,572
EUR    32,141     Citibank     USD  40,756    12/10/10      43,791         3,035
EUR    14,827     Citibank     USD  18,353    12/10/10      20,201         1,848
EUR    26,339     Citibank     USD  35,431     2/14/11      35,866           435
INR   142,148     Citibank     USD  30,126    11/18/10      31,349         1,223
INR 1,016,172     Citibank     USD  21,764    11/18/10      22,411           647
INR   744,878     Citibank     USD  15,951    11/18/10      16,428           477
INR   692,532     Citibank     USD  14,777    11/18/10      15,273           496
                                                                         -------
                                                                         $15,423
                                                                         =======

                                                                        Unrealized
  Contracts                    In Exchange   Settlement                Appreciation
  to Sell       Counterparty       for          Date       Value      (Depreciation)
-------------   ------------   -----------   ----------   --------    --------------
AUD    36,645     Citibank     USD  31,399    11/19/10    $ 35,199      $ (3,800)
AUD     8,593     Citibank     USD   7,126    11/19/10       8,254        (1,128)
BRL    16,641     Citibank     USD   8,752    12/02/10       9,703          (951)
BRL     9,978     Citibank     USD   5,241    12/02/10       5,818          (577)
BRL    43,652     Citibank     USD   8,976    12/02/10       9,932          (956)
CAD    16,242     Citibank     USD  15,425    11/30/10      15,763          (338)
CHF     1,231     Citibank     USD  10,841    11/19/10      12,538        (1,697)
CHF    13,036     Citibank     USD  10,509    11/19/10      12,255        (1,746)
EUR    46,968     Citibank     USD  56,339    12/10/10      63,993        (7,654)
EUR    26,339     Citibank     USD  34,208     2/14/11      35,866        (1,658)
GBP    91,749     Citibank     USD 144,034     2/14/11     143,989            45
INR 3,875,056     Citibank     USD  84,272    11/18/10      85,461        (1,189)
                                                                         -------
                                                                         (21,649)
                                                                         -------
                                                                        $ (6,226)
                                                                        ========

FOREIGN CURRENCIES:

AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR European Currency Unit
GBP United Kingdom Pound Sterling
INR Indian Rupee
USD United States Dollar

                                                  See Notes to Financial Statements


                                                                 9

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 1A in the Notes to Financial Statements):

                                                                                             Total Value                  Level 2 -
                                                                                                  at         Level 1 -   Significant
                                                                                            September 30,     Quoted     Observable
                                                                                                 2010         Prices        Inputs
                                                                                            -------------   ----------   -----------
INVESTMENTS IN SECURITIES:
Equity Securities:
   Common Stocks                                                                            $ 1,125,535     $1,125,535   $    --
   Preferred Stocks                                                                              39,834         39,834        --
   Securities Lending Collateral                                                                 27,027         27,027        --
   Short-Term Investments                                                                        20,484         20,484        --
                                                                                            -----------     ----------   -------
Total Investments                                                                           $ 1,212,880     $1,212,880   $    --
                                                                                            ===========     ==========   =======
Other Financial Instruments:
   Forward Currency Contracts(1)                                                            $    (6,226)    $       --   $(6,226)
                                                                                            ===========     ==========   =======

There are no Level 3 (significant unobservable inputs) priced securities.

(1)  Valued at the unrealized appreciation (depreciation) on the investment.

                                                  See Notes to Financial Statements


                                                                 10

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                         SEPTEMBER 30, 2010

(Amounts reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)(2) ...................................................................             $ 1,212,880
Foreign currency at value(3) ..............................................................................                      40
Receivables
   Investment securities sold .............................................................................                   1,357
   Fund shares sold .......................................................................................                   1,665
   Dividends and interest receivable ......................................................................                   6,315
   Tax reclaims ...........................................................................................                   2,040
Trustee retainer ..........................................................................................                       6
Prepaid expenses ..........................................................................................                      59
Unrealized appreciation on forward currency contracts .....................................................                  15,468
                                                                                                                        -----------
      Total assets ........................................................................................               1,239,830
                                                                                                                        -----------
LIABILITIES
Payables
   Fund shares repurchased ................................................................................                   8,660
   Collateral on securities loaned ........................................................................                  27,027
   Investment advisory fee ................................................................................                     803
   Distribution and service fees ..........................................................................                     152
   Administration fee .....................................................................................                     138
   Transfer agent fees and expenses .......................................................................                     304
   Professional fee .......................................................................................                      35
Other accrued expenses ....................................................................................                     101
Unrealized depreciation on forward currency contracts .....................................................                  21,694
                                                                                                                        -----------
      Total liabilities ...................................................................................                  58,914
                                                                                                                        -----------
NET ASSETS ................................................................................................             $ 1,180,916
                                                                                                                        ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ..........................................................             $ 1,285,349
Accumulated undistributed net investment income (loss) ....................................................                  16,962
Accumulated undistributed net realized gain (loss) ........................................................                (403,812)
Net unrealized appreciation (depreciation) on investments .................................................                 282,417
                                                                                                                        -----------
NET ASSETS ................................................................................................             $ 1,180,916
                                                                                                                        ===========
CLASS A
Net asset value (net assets/shares outstanding) per share .................................................             $     22.06
Maximum offering price per share NAV/(1-5.75%) ............................................................             $     23.41
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization ......................              22,353,610
Net Assets ................................................................................................             $   493,214

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ..............................             $     21.81
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization ......................               2,956,211
Net Assets ................................................................................................             $    64,480

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ..............................             $     22.12
Shares of beneficial interest outstanding, $0.001 par value, unlimited authorization ......................              28,174,905
Net Assets ................................................................................................             $   623,222

(1) Investment in securities at cost ......................................................................             $   924,517
(2) Market value of securities on loan ....................................................................                  25,958
(3) Foreign currency at cost ..............................................................................                      39

                                                  See Notes to Financial Statements


                                                                 11

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                       STATEMENT OF OPERATIONS
                                                    YEAR ENDED SEPTEMBER 30, 2010

($ Reported in thousands)

INVESTMENT INCOME
   Dividends ..............................................................................................             $ 39,870
   Security lending .......................................................................................                   38
   Foreign taxes withheld .................................................................................               (1,806)
                                                                                                                        --------
      Total investment income .............................................................................               38,102
                                                                                                                        --------
EXPENSES
   Investment advisory fees ...............................................................................                9,848
   Service fees, Class A ..................................................................................                1,229
   Distribution and service fees, Class C .................................................................                  670
   Administration fees ....................................................................................                1,310
   Transfer agent fee and expenses ........................................................................                1,849
   Custodian fees .........................................................................................                  484
   Printing fees and expenses .............................................................................                  140
   Registration fees ......................................................................................                  139
   Professional fees ......................................................................................                   68
   Trustees' fee and expenses .............................................................................                   98
   Miscellaneous expenses .................................................................................                  156
                                                                                                                        --------
      Total expenses ......................................................................................               15,991
                                                                                                                        --------
NET INVESTMENT INCOME (LOSS) ..............................................................................               22,111
                                                                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ................................................................              (20,302)(1)
   Net realized gain (loss) on foreign currency transactions ..............................................               10,283
   Net change in unrealized appreciation (depreciation) on investments ....................................              153,276
   Net change in unrealized appreciation (depreciation) on foreign currency translation ...................               (2,518)
                                                                                                                        --------
NET GAIN (LOSS) ON INVESTMENTS ............................................................................              140,739
                                                                                                                        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........................................             $162,850
                                                                                                                        ========

(1) Net of foreign capital gains taxes withheld of $212.

                                                  See Notes to Financial Statements


                                                                 12

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2010   September 30, 2009
                                                                                             ------------------   ------------------
FROM OPERATIONS
   Net investment income (loss) ..........................................................       $   22,111           $   19,216
   Net realized gain (loss) ..............................................................          (10,019)            (276,330)
   Net change in unrealized appreciation (depreciation) ..................................          150,758              206,917
                                                                                                 ----------           ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................          162,850              (50,197)
                                                                                                 ----------           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................................           (6,262)              (5,015)
   Net investment income, Class C ........................................................             (470)                  --
   Net investment income, Class I ........................................................           (8,996)              (4,811)
   Net realized short-term gains, Class A ................................................               --                 (259)
   Net realized short-term gains, Class C ................................................               --                  (40)
   Net realized short-term gains, Class I ................................................               --                 (184)
                                                                                                 ----------           ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................................          (15,728)             (10,309)
                                                                                                 ----------           ----------
FROM SHARE TRANSACTIONS
SALE OF SHARES
   Class A (6,955 and 11,828 shares, respectively) .......................................          139,306              191,967
   Class C (389 and 724 shares, respectively) ............................................            7,732               11,630
   Class I (6,263 and 17,113 shares, respectively) .......................................          125,220              289,001

REINVESTMENT OF DISTRIBUTIONS
   Class A (286 and 293 shares, respectively) ............................................            5,659                4,739
   Class C (17 and 2 shares, respectively) ...............................................              341                   29
   Class I (402 and 249 shares, respectively) ............................................            7,956                4,026

SHARES REPURCHASED
   Class A (10,912 and 16,329 shares, respectively) ......................................         (218,783)            (265,401)
   Class C (1,104 and 1,783 shares, respectively) ........................................          (21,975)             (28,718)
   Class I (7,031 and 8,248 shares, respectively) ........................................         (141,846)            (133,887)
                                                                                                 ----------           ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................................          (96,390)              73,386

CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) ..............................................................               --                  931
                                                                                                 ----------           ----------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................           50,732               13,811

NET ASSETS
Beginning of period ......................................................................        1,130,184            1,116,373
                                                                                                 ----------           ----------
END OF PERIOD ............................................................................       $1,180,916           $1,130,184
                                                                                                 ==========           ==========
Accumulated undistributed net investment income (loss) at end of period ..................           16,962               12,245

(1)  The Fund was a recipient of a portion of a  distribution  from a Fair Fund  established  by the United  States  Securities  and
     Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                      See Notes to Financial Statements


                                                                 13

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                        FINANCIAL HIGHLIGHTS
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                                                 OUTSTANDING THROUGHOUT EACH PERIOD

                  NET                   NET
                 ASSET               REALIZED              DIVIDENDS DISTRIBUTIONS
                VALUE,       NET        AND       TOTAL      FROM        FROM
               BEGINNING INVESTMENT UNREALIZED    FROM        NET         NET
                  OF       INCOME      GAIN    INVESTMENT INVESTMENT   REALIZED        TOTAL
                PERIOD    (LOSS)(1)   (LOSS)   OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
               ---------------------------------------------------------------------------------
CLASS A
10/1/09 to
   9/30/10       $19.40    0.37(4)     2.54       2.91       (0.25)        --          (0.25)
10/1/08 to
   9/30/09        20.54    0.34(4)    (1.29)     (0.95)      (0.18)     (0.01)         (0.19)
10/1/07 to
   9/30/08        28.58    0.20(4)    (7.59)     (7.39)      (0.17)     (0.48)         (0.65)
3/1/07 to
   9/30/07        25.00    0.22(4)     3.46       3.68       (0.06)     (0.04)         (0.10)
3/1/06 to
   2/28/07        21.47    0.21(4)     4.08       4.29       (0.17)     (0.59)         (0.76)
3/1/05 to
   2/28/06        19.02    0.17(4)     3.85       4.02       (0.22)     (1.35)         (1.57)
CLASS C
10/1/09 to
   9/30/10       $19.21    0.21(4)     2.52       2.73       (0.13)        --          (0.13)
10/1/08 to
   9/30/09        20.27    0.22(4)    (1.27)     (1.05)         --      (0.01)         (0.01)
10/1/07 to
   9/30/08        28.31    0.01(4)    (7.52)     (7.51)      (0.05)     (0.48)         (0.53)
3/1/07 to
   9/30/07        24.85    0.10(4)     3.44       3.54       (0.04)     (0.04)         (0.08)
3/1/06 to
   2/28/07        21.41  (0.01)(4)     4.11       4.10       (0.07)     (0.59)         (0.66)
3/1/05 to
   2/28/06        19.11  (0.06)(4)     3.92       3.86       (0.21)     (1.35)         (1.56)
CLASS I
10/1/09 to
   9/30/10       $19.45    0.42(4)     2.54       2.96       (0.29)        --          (0.29)
10/1/08 to
   9/30/09        20.58    0.40(4)    (1.28)     (0.88)      (0.24)     (0.01)         (0.25)
10/1/07 to
   9/30/08        28.61    0.27(4)    (7.61)     (7.34)      (0.21)     (0.48)         (0.69)
3/1/07 to
   9/30/07        25.00    0.25(4)     3.47       3.72       (0.07)     (0.04)         (0.11)
5/15/06(6)
to 2/28/07        22.54    0.13(4)     3.14       3.27       (0.22)     (0.59)         (0.81)

                                                                         RATIO OF       RATIO OF
                                                                           GROSS           NET
                                                          RATIO OF       EXPENSES      INVESTMENT
                            NET                   NET       NET         TO AVERAGE       INCOME
               CHANGE IN   ASSET                ASSETS,   EXPENSES      NET ASSETS       (LOSS)
                  NET     VALUE,                END OF   TO AVERAGE       (BEFORE      TO AVERAGE PORTFOLIO
                 ASSET      END       TOTAL     PERIOD      NET         WAIVERS AND        NET     TURNOVER
                 VALUE   OF PERIOD  RETURN(1)   (000'S)  ASSETS(7)  REIMBURSEMENTS)(7)   ASSETS      RATE
               --------------------------------------------------------------------------------------------
CLASS A
10/1/09 to
   9/30/10
10/1/08 to        2.66   $   22.06   15.34%   $493,214     1.47%           1.47%         1.82%      34%
   9/30/09
10/1/07 to       (1.14)      19.40   (4.41)    505,009     1.48            1.48          2.09        63
   9/30/08
3/1/07 to        (8.04)      20.54  (26.48)    620,952     1.37(5)         1.39          0.78       129
   9/30/07
3/1/06 to         3.58       28.58   14.72(3)  667,719     1.36(2)         1.40(2)       1.44(2)     49(3)
   2/28/07
3/1/05 to         3.53       25.00   20.39     360,822     1.37            1.43          0.88        57
   2/28/06
CLASS C           2.45       21.47   21.82     128,991     1.25            1.62          0.85        52
10/1/09 to
   9/30/10
10/1/08 to        2.60   $   21.81   14.42%   $ 64,480     2.22%           2.21%         1.04%       34%
   9/30/09
10/1/07 to       (1.06)      19.21   (5.18)     70,201     2.23            2.23          1.33        63
   9/30/08
3/1/07 to        (8.04)      20.27  (27.04)     95,523     2.12(5)         2.15          0.03       129
   9/30/07
3/1/06 to         3.46       28.31   14.24(3)  106,847     2.11(2)         2.16(2)       0.64(2)     49(3)
   2/28/07
3/1/05 to         3.44       24.85   19.46      45,154     2.13            2.17         (0.06)       57
   2/28/06
CLASS I           2.30       21.41   20.96       6,019     2.00            2.35         (0.29)       52
10/1/09 to
   9/30/10
10/1/08 to        2.67   $   22.12   15.60%   $623,222     1.22%           1.22%         2.08%       34%
   9/30/09
10/1/07 to       (1.13)      19.45   (4.03)    554,974     1.23            1.23          2.42        63
   9/30/08
3/1/07 to        (8.03)      20.58  (26.31)    399,898     1.12(5)         1.15          1.01       129
   9/30/07
5/15/06(6)        3.61       28.61   14.88(3)  431,985     1.11(2)         1.15(2)       1.59(2)     49(3)
to 2/28/07
                  2.46       25.00   14.84(3)  83,938      1.13(2)         1.17(2)       0.71(2)     57(3)

(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Blended net expense ratio.
(6) Inception date.
(7) The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

                                                 See Notes to Financial Statements


                                                                 14

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                    NOTES TO FINANCIAL STATEMENTS
                                                         SEPTEMBER 30, 2010

1.   ORGANIZATION
     Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment
     Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 20 funds are offered for sale, of which the Foreign Opportunities Fund is reported in this annual report. The Fund's investment objective is outlined on the Fund summary page.

     The Fund offers Class A shares, Class C shares and Class I shares.

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January
     29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class C shares are generally sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:
          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          o    Level 1 - quoted prices in active markets for identical securities

          o    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          o    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                                                                 15

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New
          York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the
          Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as
          Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the
          Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:
          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C.   INCOME TAXES:
          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.


                                                                 16

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The
          Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of
          September 30, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:
          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:
          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:
          Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   DERIVATIVE FINANCIAL INSTRUMENTS:
          ($ REPORTED IN THOUSANDS)
          Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the


                                                                 17
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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

          investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

          FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the
          Statement of Operations. When the contract is closed or offset with the same counterparty, on settlement date, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

          The Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. The Fund also from time to time hedges the currency exposure of foreign denominated securities held in the portfolio, back to U.S. dollars during perceived times of U.S.
          dollar strength. This is done in order to protect U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.
          Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

          The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of
          September 30, 2010:

                                                                                  ASSET DERIVATIVES          LIABILITY DERIVATIVES
                                                                             --------------------------   --------------------------
                                                                               BALANCE SHEET      FAIR      BALANCE SHEET      FAIR
                                                                                 LOCATION        VALUE        LOCATION        VALUE
                                                                             ----------------   -------   ----------------   -------
          Foreign                                                            Unrealized                   Unrealized
          exchange                                                           appreciation on              depreciation on
          contracts                                                          forward currency             forward currency
                                                                             contracts          $15,468   contracts          $21,694

          For open derivative instruments as of September 30, 2010, see the Schedule of Investments, which is also indicative of activity for the period ended September 30, 2010.

                                                                                               REALIZED GAIN (LOSS) ON
                                                                                  DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                                                                 ---------------------------------------------------
          Foreign exchange contracts(1)                                                                $12,177

                                                                                 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                                                                                  DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                                                                                 ---------------------------------------------------
          Foreign exchange contracts(2)                                                                $(6,573)

          (1)  Located within Net realized gain (loss) on foreign currency transactions on the Statement of Operations.

          (2)  Located within Net change in unrealized appreciation (depreciation) on foreign currency translation on the Statement of Operations.


                                                                 18
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

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

     H.   SECURITIES LENDING ($ REPORTED IN THOUSANDS):
          The Fund may loan securities to qualified brokers through an agreement with The Bank of New York Mellon ("BNY Mellon").
          Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, or securities issued or guaranteed by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At September 30, 2010, the Fund had securities on loan with a market value of $25,958 and received cash collateral of
          $27,027.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:
          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment
          Partners, Inc. ("Virtus"), is the Adviser to the Fund.

          For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund 0.85% of 1st $2 billion; 0.80% $2+
          billion through $4 billion; and 0.75% $4+ billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:
          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Vontobel Asset Management,
          Inc. ("Vontobel") serves as the Fund's subadviser.

     C.   EXPENSE RECAPTURE:
          Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred.
          The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of reimbursed expenses may be recaptured by the fiscal years ended as follows:

                                                     2011       2012       2013       TOTAL
                                                    ------     ------     ------     -------
                                                     $341       $ --       $ --        $341

          During the current fiscal year, the expense ratio has not fallen below the rate required for recapture.


                                                                 19
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

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

     D.   DISTRIBUTOR:
          As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of
          Virtus, has advised the Fund that for the fiscal year (the "period") ended September 30, 2010, it retained Class A net commissions of $13 and Class C deferred sales charges of $14.

          In addition, the Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:
          VP Distributors serves as the Administrator to the Fund. For the period ended September 30, 2010, VP Distributors received administration fees totaling $899 which are included in the Statement of Operations.

          VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2010, VP Distributors received transfer agent fees totaling $1,518 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide service to the Fund.

          On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Fund effective immediately.

     F.   AFFILIATED SHAREHOLDERS:
          At September 30, 2010, Virtus and its affiliates including Bank of Montreal (a minority investor in Virtus) and the retirement plans of Virtus and its affiliates held shares of the Fund which may be redeemed at any time that aggregated the following:

                                                      AGGREGATE      NET ASSET
                                                        SHARES         VALUE
                                                      ----------     --------
          Class A shares .........................        5,731      $   126
          Class I shares .........................    1,175,003       25,991

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)
     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts and short-term securities) during the period ended September 30, 2010, were as follows:

                                                       PURCHASES       SALES
                                                       ---------     ---------
                                                        $379,397     $458,436

     There were no purchases or sales of long-term U.S. Government and agency securities.


                                                                 20
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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

5.   10% SHAREHOLDERS
     As of September 30, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholder is not affiliated with Virtus.

                                                           % OF         NUMBER
                                                          SHARES          OF
                                                       OUTSTANDING     ACCOUNTS
                                                       -----------     ---------
                                                           27%             1

6.   CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the
     Fund did not concentrate its investments in such sectors.

     At September 30, 2010, the Fund held securities issued by various companies in the consumer staples sector, representing 42% of the total investments of the Fund.

7.   INDEMNIFICATIONS
     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)
     At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the
     Fund were as follows:

                                                                                        NET UNREALIZED
                                          FEDERAL      UNREALIZED       UNREALIZED       APPRECIATION
                                         TAX COST     APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                         --------     ------------     ------------     --------------
                                         $975,294       $248,660         $(11,074)         $237,586

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                                               EXPIRATION YEAR
                                                     ----------------------------------
                                                       2017         2018        TOTAL
                                                     --------     --------     --------
                                                     $153,055     $224,240     $377,295


                                                                 21
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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers. The Fund's capital loss carryover may include losses acquired in connection with prior year mergers. Utilization of these capital loss carryovers is subject to annual limitations.

     The Fund had capital loss carryover of $379 which expired in 2010.

     Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2010, the Fund deferred capital losses of $19,865, currency losses of $1,684, and recognized post-October capital losses of $224,503, and currency losses of $3,446.

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $54,890 and undistributed long-term capital gains of
     $0.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of
     Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9.   RECLASSIFICATIONS OF CAPITAL ACCOUNTS
     ($ REPORTED IN THOUSANDS)
     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of September 30, 2010, the
     Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                                               CAPITAL PAID
                                                   IN ON
                                                 SHARES OF       UNDISTRIBUTED      ACCUMULATED
                                                BENEFICIAL      NET INVESTMENT     NET REALIZED
                                                 INTEREST        INCOME (LOSS)      GAIN (LOSS)
                                                -----------     --------------     ------------
                                                   $(379)          $(1,666)           $2,045

10.  RECENT ACCOUNTING PRONOUNCEMENT
     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving
     Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

11.  SUBSEQUENT EVENT EVALUATIONS
     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.


                                                                 22
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
                                               REPORT OF INDEPENDENT REGISTERED PUBLIC
                                                           ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees of
Virtus Opportunities Trust and Shareholders of
Virtus Foreign Opportunities Fund:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Foreign Opportunities Fund, (the "Fund"), a series of Virtus Opportunities Trust, at September 30,
2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2010 by correspondence with the custodian, broker and transfer agent, provides a reasonable basis for our opinion.


(PRICEWATERHOUSECOOPERS)

Philadelphia, Pennsylvania
November 22, 2010


                                                                 23
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
                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                       TAX INFORMATION NOTICE
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

For the fiscal year ended September 30, 2010, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amount below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in thousands).

                                                QDI              DRD             LTCG
                                           -------------   --------------   --------------
                                                 60%              5%              $ --

For the fiscal year ended September 30, 2010, the Fund recognized $37,019 ($ reported in thousands), of foreign source income on which the Fund paid foreign taxes of $1,805 ($ reported in thousands). This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.


                                                                 24
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
                                                       FUND MANAGEMENT TABLES

     Information pertaining to the Trustees and officers of the Trust as of September 30, 2010, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
   NAME,YEAR OF BIRTH,                                               PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                                DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.           Chairman, Bloc Global Services Group, LLC (commodities business) (2010 to present). Managing Director,
YOB: 1939                  Almanac Capital Management (commodities business) (2007 to 2008). Partner, Stonington Partners, Inc.
44 Funds                   (private equity fund) (2001 to 2007). Director/Trustee, Evergreen Funds (88 portfolios) (1989 to present).

------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin       Managing Director, SeaCap Asset Management Fund I, L.P. (2009 to present) and SeaCap Partners, LLC
Chairman                   (investment management) (2009 to present). Partner, Cross Pond Partners, LLC (strategy consulting firm)
YOB: 1946                  (2006 to present). Director, World Trust Fund (1991 to present). Chairman and Trustee, Virtus Variable
47 Funds                   Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios) (2003 to present). Director, DTF
                           Tax-Free Income Fund, Inc. (1996 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (1996
                           to present); and DNP Select Income Fund Inc. (2009 to present). Director, Argo Group International
                           Holdings, Inc. and its predecessor, PXRE Corporation (insurance) (1986 to 2009).

------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara      Retired. Managing Director, U.S. Trust Company of New York (1982 to 2006). Director, DTF Tax-Free Income
YOB: 1951                  Fund, Inc. (2003 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (2003 to present); and
47 Funds                   DNP Select Income Fund Inc. (2009 to present).

------------------------------------------------------------------------------------------------------------------------------------
James M. Oates             Managing Director, Wydown Group (consulting firm) (1994 to present). Chairman and Trustee, John Hancock
YOB: 1946                  Trust (93 portfolios) and John Hancock Funds II (74 portfolios) (2005 to present). Director, Stifel
44 Funds                   Financial (1996 to present). Director, Connecticut River Bank (1999 to present) and Connecticut River
                           Bancorp (1998 to present). Chairman, Emerson Investment Management, Inc. (2000 to present). Director,
                           Trust Company of New Hampshire (2002 to present). Director, Beaumont Financial Partners, LLC (2000 to
                           present). President of the Board (1999 to present) and Director (1985 to present), Middlesex School.
                           Chairman (1997 to 2006) and Non-Executive Chairman (2007 to present), Hudson Castle Group, Inc. (formerly
                           IBEX Capital Markets, Inc.) (financial services). Director, Investors Bank and Trust Co. and Investors
                           Financial Services Corporation (1995 to 2007). Trustee, John Hancock Funds III (2005 to 2006).

------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson        Managing Director, Northway Management Company (1998 to present).
YOB: 1946
44 Funds

------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck    Director, The J.P. Morgan Continental European Investment Trust (1998 to present). Director, Groupe SNEF
YOB: 1942                  (electric and electronic installations) (1998 to present). Director, Galapagos N.V. (biotechnology) (2005
44 Funds                   to present). Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (2007 to present). Director,
                           Movetis N.V. (biotechnology) (2008 to present). Director, Borje Berlin A.G. (stock exchange) (2008 to
                           2009). Chairman, EASDAQ (stock exchange) (2001 to 2007). Chairman, Banco Urquijo (1998 to 2006).
------------------------------------------------------------------------------------------------------------------------------------


                                                                 25
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
                                                 FUND MANAGEMENT TABLES (CONTINUED)

                                                         INTERESTED TRUSTEE

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
  NAME,YEAR OF BIRTH,                                               PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                                DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)       Director, President and Chief Executive Officer (2008 to present), Director and President (2006 to 2008),
YOB: 1964                  Chief Operating Officer (2004 to 2006), Vice President, Finance, (2001 to 2002), Virtus Investment
46 Funds                   Partners, Inc. and/or certain of its subsidiaries. Various senior officer positions with Virtus affiliates (2008 to present). Senior Executive Vice President and President, Asset Management (2007 to
                           2008), Senior Vice President and Chief Operating Officer, Asset Management (2004 to 2007), Vice President
                           and Chief of Staff (2001 to 2004), The Phoenix Companies, Inc. Various senior officer positions with
                           Phoenix affiliates (2005 to 2008). President (2006 to present), Executive Vice President (2004 to 2006), the Virtus Mutual Funds Family. President, Virtus Variable Insurance Trust (f/k/a The Phoenix Edge Series
                           Fund) (8 portfolios) (since 2010). Chairman, President and Chief Executive Officer, The Zweig Funds (2
                           portfolios) (2006 to present).
------------------------------------------------------------------------------------------------------------------------------------

(1)  Mr. Aylward is an "interested person," as defined in the 1940 Act, by reason of his position as President and Chief Executive
     Officer of Virtus Investment Partners, Inc. ("Virtus"), the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.


                                                                 26
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
                                                 FUND MANAGEMENT TABLES (CONTINUED)

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
  NAME, ADDRESS AND              TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
    YEAR OF BIRTH                    TIME SERVED                                         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman       Senior Vice President                  Executive Vice President, Head of Product Management (2009 to
YOB: 1962                since 2008.                            present), Senior Vice President, Asset Management Product
                                                                Development (2008 to 2009), Senior Vice President, Asset Management
                                                                Product Development (2005 to 2007), Virtus Investment Partners, Inc.
                                                                and/or certain of its subsidiaries. Senior Vice President, Virtus
                                                                Variable Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8
                                                                portfolios) (since 2010). Director (2008 to 2009), Director and
                                                                President (2006 to 2007), VP Distributors, Inc. (f/k/a Phoenix
                                                                Equity Planning Corporation). Director and Senior Vice President,
                                                                Virtus Investment Advisers, Inc. (2008 to present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch             Vice President and                     Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989 to
c/o Zweig-DiMenna        Chief Compliance Officer               present). Vice President, The Zweig Funds (2 portfolios) (2004 to
Associates, LLC          since 2004.                            present). Independent Chief Compliance Officer, Virtus Variable
900 Third Avenue                                                Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios)
New York, NY 10022                                              (2004 to present). President and Director of Watermark Securities,
YOB: 1945                                                       Inc. (1991 to present). Assistant Secretary, Gotham Advisors Inc.
                                                                (1990 to 2005).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley       Chief Financial Officer and            Senior Vice President, Fund Administration (2009 to present), Vice
YOB: 1972                Treasurer since 2005.                  President, Fund Administration (2007 to 2009), Second Vice
                                                                President, Fund Control & Tax (2004 to 2006), Virtus Investment
                                                                Partners, Inc. and/or certain of its subsidiaries. Chief Financial
                                                                Officer and Treasurer (2006-present), Vice President and Principal
                                                                Accounting Officer (2006 to 2010), Assistant Treasurer (2004 to
                                                                2006), Virtus Variable Insurance Trust (f/k/a The Phoenix Edge
                                                                Series Fund) (8 portfolios). Chief Financial Officer and Treasurer
                                                                (2005 to present), Assistant Treasurer (2004 to 2006), certain funds within the Virtus Mutual Funds Family.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr            Vice President, Chief Legal            Senior Vice President (2009 to present), Counsel and Secretary (2008
YOB: 1954                Officer, Counsel and Secretary         to present) and Vice President (2008 to 2009), Virtus Investment
                         since 2005.                            Partners, Inc. and/or certain of its subsidiaries. Vice President,
                                                                Chief Legal Officer, Counsel and Secretary, Virtus Variable
                                                                Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios)
                                                                (since 2010). Vice President and Counsel, Phoenix Life Insurance
                                                                Company (2005 to 2008). Compliance Officer of Investments and
                                                                Counsel, Travelers Life and Annuity Company (January 2005 to May
                                                                2005). Assistant General Counsel and certain other positions, The
                                                                Hartford Financial Services Group (1995 to 2005).
------------------------------------------------------------------------------------------------------------------------------------


                                                                 27
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

VIRTUS OPPORTUNITIES TRUST                                                   INVESTMENT ADVISER
101 Munson Street                                                            Virtus Investment Advisers, Inc.
Greenfield, MA 01301-9668                                                    100 Pearl Street
                                                                             Hartford, CT 06103-4506

TRUSTEES                                                                     PRINCIPAL UNDERWRITER
George R. Aylward                                                            VP Distributors, Inc.
Leroy Keith, Jr.                                                             100 Pearl Street
Philip R. McLoughlin, Chairman                                               Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                               TRANSFER AGENT
Richard E. Segerson                                                          VP Distributors, Inc.
Ferdinand L.J. Verdonck                                                      100 Pearl Street
                                                                             Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                                 CUSTODIAN
Francis G. Waltman, Senior Vice President                                    The Bank of New York Mellon
Marc Baltuch, Vice President and                                             One Wall Street
 Chief Compliance Officer                                                    New York, NY 10286
W. Patrick Bradley, Chief Financial Officer
 and Treasurer                                                               INDEPENDENT REGISTERED PUBLIC
Kevin J. Carr, Vice President, Chief Legal                                   ACCOUNTING FIRM
 Officer, Counsel and Secretary                                              PricewaterhouseCoopers LLP
                                                                             2001 Market Street
                                                                             Philadelphia, PA 19103-7042

                                                                             HOW TO CONTACT US
                                                                             Mutual Fund Services       1-800-243-1574
                                                                             Adviser Consulting Group   1-800-243-4361
                                                                             Telephone Orders           1-800-367-5877
                                                                             Text Telephone             1-800-243-1926
                                                                             Web site                       VIRTUS.COM

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IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange  Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing  address.  If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
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                                                     VIRTUS OPPORTUNITIES TRUST

                                    Supplement dated November 29, 2010 to the Prospectuses dated
                                  January 31, 2010, as supplemented and revised September 14, 2010

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds, except Virtus
International Equity Fund and Virtus Premium AlphaSector Fund. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500. Also effective January 1, 2011, the Class A Sales charge and dealer commission schedules for Virtus fixed income funds will be modified.

MINIMUM PURCHASE REQUIREMENTS

Effective January 1, 2011, Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled "Purchase Minimums" under the heading "Purchase and Sale of Fund Shares" in each fund's prospectus is replaced with the following:

     -------------------------------------------------------------------------------------------------------------------------------
     PURCHASE MINIMUMS (EXCEPT CLASS I SHARES)
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Initial Purchase                                                                                           $2,500
     -------------------------------------------------------------------------------------------------------------------------------
        Individual Retirement Accounts (IRAs), systematic
        purchase, or systematic exchange accounts                                                                       $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs,
        profit-sharing plans, or employee benefit plans                                                                 No minimum
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Additional Purchase                                                                                        $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs,
        profit-sharing plans, or employee benefit plans                                                                 No minimum
     -------------------------------------------------------------------------------------------------------------------------------

Also, the description of minimum initial and subsequent investment amounts appearing in the section "Step 1" under the heading "Your
Account" is amended to reflect the information shown in the above table.

Minimums shown above currently apply to Virtus International Equity Fund and Virtus Premium AlphaSector Fund.

ANNUAL FEE ASSESSMENT FOR CERTAIN ACCOUNTS

Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading "Account Policies" in each fund's prospectus:

     ANNUAL FEE ON SMALL ACCOUNTS

     To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserve the right to assess an annual
     $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

     The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

CLASS A SALES CHARGES -- APPLICABLE TO VIRTUS FIXED INCOME FUNDS

Effective January 1, 2011, Virtus Mutual Funds will implement changes to the sales charge and dealer commission schedules applicable to purchases of Class A Shares of Virtus fixed income funds. Accordingly, the Virtus Opportunities Trust Prospectus will be revised as described below.
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                                                     VIRTUS OPPORTUNITIES TRUST

                                    Supplement dated November 29, 2010 to the Prospectuses dated
                            January 31, 2010, as supplemented and revised September 14, 2010 (Continued)

The following information replaces the second table under the heading "Sales Charges You May Pay to Purchase Class A Shares" in the
section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

                                 VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

               AMOUNT OF                             SALES CHARGE AS A                            SALES CHARGE AS A
             TRANSACTION AT                            PERCENTAGE OF                                 PERCENTAGE OF
             OFFERING PRICE                            OFFERING PRICE                               AMOUNT INVESTED
--------------------------------------   --------------------------------------   --------------------------------------------------
Under $50,000                                            2.75%                                           2.83%
$50,000 but under $100,000                               2.25                                            2.30
$100,000 but under $250,000                              1.75                                            1.78
$250,000 but under $500,000                              1.25                                            1.27
$500,000 but under $1,000,000                            1.00                                            1.01
$1,000,000 or more                                       None                                            None

                         VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED INCOME FUND

               AMOUNT OF                             SALES CHARGE AS A                            SALES CHARGE AS A
             TRANSACTION AT                            PERCENTAGE OF                                 PERCENTAGE OF
             OFFERING PRICE                            OFFERING PRICE                               AMOUNT INVESTED
--------------------------------------   --------------------------------------   --------------------------------------------------
Under $50,000                                            3.75%                                           3.90%
$50,000 but under $100,000                               3.50                                            3.63
$100,000 but under $250,000                              3.25                                            3.36
$250,000 but under $500,000                              2.25                                            2.30
$500,000 but under $1,000,000                            1.75                                            1.78
$1,000,000 or more                                       None                                            None

The following information replaces the second table under the heading "Compensation to Dealers" in the section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

                                 VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

                                             SALES CHARGE             SALES CHARGE                      DEALER DISCOUNT
               AMOUNT OF                         AS A                    AS A                                AS A
             TRANSACTION AT                  PERCENTAGE OF            PERCENTAGE OF                      PERCENTAGE OF
             OFFERING PRICE                 OFFERING PRICE          AMOUNT INVESTED                    OFFERING PRICE
--------------------------------------   ---------------------   ----------------------   ------------------------------------------
Under $50,000                                     2.75%                   2.83%                              2.25%
$50,000 but under $100,000                        2.25                    2.30                               2.00
$100,000 but under $250,000                       1.75                    1.78                               1.50
$250,000 but under $500,000                       1.25                    1.27                               1.00
$500,000 but under $1,000,000                     1.00                    1.01                               1.00
$1,000,000 or more                                None                    None                               None

                         VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED INCOME FUND

                                             SALES CHARGE             SALES CHARGE                      DEALER DISCOUNT
               AMOUNT OF                         AS A                    AS A                                AS A
             TRANSACTION AT                  PERCENTAGE OF            PERCENTAGE OF                      PERCENTAGE OF
             OFFERING PRICE                 OFFERING PRICE          AMOUNT INVESTED                    OFFERING PRICE
--------------------------------------   ---------------------   ----------------------   ------------------------------------------
Under $50,000                                     3.75%                   3.90%                              3.25%
$50,000 but under $100,000                        3.50                    3.63                               3.00
$100,000 but under $250,000                       3.25                    3.36                               2.75
$250,000 but under $500,000                       2.25                    2.30                               2.00
$500,000 but under $1,000,000                     1.75                    1.78                               1.50
$1,000,000 or more                                None                    None                               None

                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

VOT 8020/Minimums&FISalesCharges (11/10)
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                                                                                                                  ------------
                                                                          (VIRTUS MUTUAL FUNDS LOGO)                PRSRT STD
                                                                                                                  U.S. POSTAGE
                                                                    c/o State Street Bank and Trust Company           PAID
                                                                                 P.O. Box 8301                     LANCASTER,
                                                                             Boston, MA 02266-8301                     PA
                                                                                                                   PERMIT 1793
                                                                                                                  ------------

For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or VIRTUS.COM

8025                                                        10-10
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                                                                                                                         ANNUAL
                                                                                                                         REPORT
                                                     (VIRTUS MUTUAL FUNDS LOGO)

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                                              Virtus Multi-Sector Short Term Bond Fund




















                       Prospectus Supplement applicable to the Fund appears at the back of this Annual Report.

------------------------------------------------------------------------------------------------------------------------------------

     TRUST NAME:                                         September 30, 2010                                        Eligible
     VIRTUS                                                                                                    shareholders can
     OPPORTUNITIES                                                                                               sign up for
     TRUST                                                                                                        eDelivery
                                                                                                                      at
                                                                                                                  Virtus.com
                                                                                                                  (GRAPHIC)

     NO BANK GUARANTEE                                    NOT FDIC INSURED                                      MAY LOSE VALUE
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                                                          TABLE OF CONTENTS


VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
("Multi-Sector Short Term Bond Fund")

Message to Shareholders .......................................................................................................    1
Disclosure of Fund Expenses ...................................................................................................    2
Fund Summary ..................................................................................................................    4
Schedule of Investments .......................................................................................................    7
Statement of Assets and Liabilities ...........................................................................................   28
Statement of Operations .......................................................................................................   29
Statement of Changes in Net Assets ............................................................................................   30
Financial Highlights ..........................................................................................................   31
Notes to Financial Statements .................................................................................................   33
Report of Independent Registered Public Accounting Firm .......................................................................   41
Tax Information Notice ........................................................................................................   42
Fund Management Tables ........................................................................................................   43




------------------------------------------------------------------------------------------------------------------------------------

     PROXY VOTING PROCEDURES (FORM N-PX)
     The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


     FORM N-Q INFORMATION
     The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the
     "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at
     http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

------------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.
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                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

(PHOTO OF GEORGE R. AYLWARD)     In September 2010, the National Bureau of Economic Research concluded that the "Great Recession"
                                 had ended more than a year earlier. Good news? Undoubtedly. The sign that all is right with the economy? Hardly.

While the recession was technically over, the economy has been stalled between tentative growth and a temptation to fall back into recession -- the feared "double dip." The economy certainly has improved since the lows of early 2009, but retail sales have remained weak and the housing market is still depressed, with few signs it has plumbed the bottom of the trough. With the unemployment rate continuing to hover near 10 percent, pessimism remains prevalent and consumer confidence in the economy remains challenged.

Are there opportunities for investors in these situations? Absolutely. The broader financial markets have seen overall gains for three of the past four quarters. July 2010 was the best month for stocks in a year, and then September 2010 topped July with returns not seen in 71 years. The Federal Reserve demonstrated its concern about persistently high unemployment rates and the long-term impact of the recession by saying it was prepared to do whatever was necessary to prevent deflation or the double dip. At the start of the 2010 fourth quarter, the Fed was preparing another round of quantitative easing through large-scale purchases of Treasuries and mortgage-backed securities, and the financial markets responded positively.

These factors are another reminder that during periods of market volatility, vigilance is the key for the investor, the financial advisor, and the professional money manager alike. Your fund's management team provides details of its approach to these markets in the enclosed commentary, and I encourage you to read this material carefully. We also suggest you rely on the experience of your personal financial advisor, who can review your investment objectives and your portfolio and, when appropriate, recommend adjustments to fit your current financial needs and your tolerance for risk.

The wide range of equity and fixed income investments available from the Virtus Mutual Funds allows you to design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will continue do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,



/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                 1
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                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                              DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                  FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010


   We believe it is important for you to understand  the impact      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
of costs on your  investment.  All mutual funds have  operating         The  second  section  of  the  accompanying  table  provides
expenses.  As a shareholder  of the Virtus  Multi-Sector  Short      information about hypothetical  account values and hypothetical
Term Bond Fund (the  "Fund")  you may incur two types of costs:      expenses  based  on the  Fund's  actual  expense  ratio  and an
(1) transaction costs,  including sales charges on purchases of      assumed rate of return of 5% per year before expenses, which is
Class A shares and contingent deferred sales charges on Class B      not your Fund's actual return. The hypothetical  account values
and Class T shares; and (2) ongoing costs, including investment      and  expenses  may not be used to  estimate  the actual  ending
advisory  fees;   distribution  and  service  fees;  and  other      account  balance or expenses  you paid for the period.  You may
expenses. Class C shares are sold without a sales charge. Class      use this  information to compare the ongoing costs of investing
I shares  are sold  without  a sales  charge  and do not  incur      in your  Fund  and  other  funds.  To do so,  compare  these 5%
distribution  and service fees.  These examples are intended to      hypothetical  examples with the 5%  hypothetical  examples that
help  you  understand   your  ongoing  costs  (in  dollars)  of      appear in the shareholder reports of the other funds.
investing  in the  Fund and to  compare  these  costs  with the         Please  note  that the  expenses  shown in the  accompanying
ongoing  costs  of  investing  in  other  mutual  funds.  These      table are meant to highlight your ongoing costs only and do not
examples are based on an investment  of $1,000  invested at the      reflect  any  transactional  costs,  such as sales  charges  or
beginning  of the  period  and  held for the  entire  six-month      contingent  deferred  sales  charges.   Therefore,  the  second
period.  The following  Expense Table  illustrates  your fund's      section  of the  accompanying  table  is  useful  in  comparing
costs in two ways.                                                   ongoing  costs  only,  and  will not  help  you  determine  the relative total costs of owning different funds. In addition, if
ACTUAL EXPENSES                                                      those transactional costs were included,  your costs would have
   The  first  section  of  the  accompanying   table  provides      been higher.  The calculations  assume no shares were bought or
information  about actual account  values and actual  expenses.      sold during the period.  Your actual costs may have been higher
You may use the information in this section,  together with the      or lower,  depending on the amount of your  investment  and the
amount you  invested,  to estimate the  expenses  that you paid      timing of any purchases or redemptions.
over the period.  Simply  divide your  account  value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then  multiply  the  result by the  number  given for your fund under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.


                                                                  2
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                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                        DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                  FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

EXPENSE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                       Beginning               Ending                                 Expenses
                                                         Account               Account            Annualized            Paid
                                                          Value                 Value              Expense             During
                                                       April 1, 2010      September 30, 2010        Ratio              Period*
------------------------------------------------------------------------------------------------------------------------------------
MULTI-SECTOR SHORT TERM BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                  $1,000.00             $1,050.20             1.09%              $5.60
Class B                                                   1,000.00              1,047.80             1.59                8.11
Class C                                                   1,000.00              1,048.30             1.34                6.88
Class T                                                   1,000.00              1,045.80             1.84                9.44
Class I                                                   1,000.00              1,051.40             0.84                4.32

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                   1,000.00              1,019.54             1.09                5.53
Class B                                                   1,000.00              1,017.05             1.59                8.02
Class C                                                   1,000.00              1,018.27             1.34                6.80
Class T                                                   1,000.00              1,015.73             1.84                9.34
Class I                                                   1,000.00              1,020.81             0.84                4.26

*    Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.


                                                                 3
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                                                                                                                     TICKER SYMBOLS:
VIRTUS MULTI-SECTOR SHORT TERM BOND FUND                                                                              Class A: NARAX
                                                                                                                      Class B: PBARX
                                                                                                                      Class C: PSTCX
                                                                                                                      Class T: PMSTX
                                                                                                                     Class I:  PIMSX

[ ]  MULTI-SECTOR SHORT TERM BOND FUND (THE "FUND") is               [ ]  Conditions in the fixed income market remain greatly
     diversified and has an investment objective to seek to               improved as compared to the credit crunch during 2008 and
     provide high current income while attempting to limit                the beginning of 2009.
     changes in the Fund's net asset value per share caused by
     interest rate changes. THERE IS NO GUARANTEE THAT THE FUND      [ ]  The flight to quality of 2008 continued to reverse over
     WILL ACHIEVE ITS OBJECTIVE.                                          the last 12 months. U.S. Treasuries underperformed spread
                                                                          sectors during this time period as the economy showed
[ ]  For the fiscal year ended September 30, 2010, the Fund's             signs of improvement, liquidity increased in the markets,
     Class A shares at NAV returned 11.65%; Class B shares                and investors were less risk averse.
     returned 11.16%; Class C shares returned 11.49%; Class T
     shares returned 10.96%; and Class I shares returned             WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL
     12.16%. For the same period, the Barclays Capital U.S.          YEAR?
     Aggregate Bond Index, a broad-based fixed income index,
     returned 8.16%; and the Bank of America Merrill Lynch           [ ]  The significant outperformance of fixed income spread
     1-2.99 Year Medium Quality Corporate Bonds Index, the                sectors relative to U.S. Treasuries and agency debentures
     Fund's style-specific index appropriate for comparison,              was the key driver of the funds' strong performance for
     returned 6.71%.                                                      the fiscal year. The Fund benefited from its overweight to spread product and lack of exposure to U.S. Treasuries and
     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF                       agency debentures.
     DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES.
     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND          [ ]  The fund's underweight to Agency Mortgage Backed
     CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE                  Securities also benefited performance.
     PERFORMANCE SHOWN.
                                                                     [ ]  Among fixed income sectors, the fund's overweight to
HOW DID THE BOND MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?           corporate high yield, commercial mortgage backed
                                                                          securities, asset backed securities, and corporate high
[ ]  The broad U.S. fixed income market, as represented by the            quality were all significant positive contributors to
     Barclays Capital Aggregate Bond Index returned 8.16% for             performance for the fiscal year.
     the fiscal year ended September 30, 2010.
                                                                     [ ]  The fund's higher quality bias to corporate high yield
[ ]  In the 8 meetings during the fiscal year the Federal                 detracted from performance during the fiscal year as lower
     Reserve left rates unchanged at 0-0.25%. In the first 5              quality within the sector outperformed.
     meetings citing that economic activity continues to pick
     up however risks to growth still exist. In the last 3                AS INTEREST RATES RISE, EXISTING BOND PRICES FALL AND CAN
     meetings citing the economic activity surrounding                    CAUSE THE VALUE OF AN INVESTMENT IN THE FUND TO DECLINE.
     employment and output had slowed and was expected to be              CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF
     more modest in the near term than was previously                     LONGER-TERM FIXED INCOME SECURITIES MORE THAN SHORTER-TERM
     anticipated.                                                         SECURITIES. THE FUND MAY INVEST IN HIGH YIELD BONDS, WHICH
                                                                          MAY BE SUBJECT TO GREATER CREDIT AND MARKET RISKS.
[ ]  Over the last 12 months yields declined across the U.S.              INVESTING INTERNATIONALLY, ESPECIALLY IN EMERGING MARKETS
     Treasury curve, with a flattening of the curve between 2             INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY, POLITICAL,
     and 10 year Treasuries and a steepening of the curve                 ACCOUNTING, ECONOMIC AND MARKET RISK.
     between 10 and 30 year Treasuries.


                                                                  4
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VIRTUS MULTI-SECTOR SHORT TERM BOND FUND (CONTINUED)

                                      -------------------------------------------------------
                                                         ASSET ALLOCATIONS


                                        The following table presents the portfolio holdings
                                        within certain sectors as a percentage of total
                                        investments as of September 30, 2010.


                                        Domestic Corporate Bonds                        35%
                                        Mortgage-Backed Securities                      27
                                        Asset-Backed Securities                         13
                                        Foreign Government Securities                   11
                                        Loan Agreements                                 10
                                        U.S. Government Securities                       2
                                        Other (includes short-term investments)          2
                                                                                       ---
                                        Total                                          100%
                                                                                       ===
                                      -------------------------------------------------------
KEY INVESTMENT TERMS

BANK OF AMERICA MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY             PIK (PAYMENT-IN-KIND SECURITY)
CORPORATE BONDS INDEX                                                A bond which pays some or all interest in the form of
The Bank of America Merrill Lynch 1-2.99 Year Medium Quality         additional bonds, or preferred stock which pays dividends in
Corporate Bonds Index measures performance of U.S. investment        the form of additional preferred stock.
grade corporate bond issues rated "BBB" and "A" by Standard &
Poor's/Moody's with maturities between one and three years. The      REIT (REAL ESTATE INVESTMENT TRUST)
index is calculated on a total return basis.                         A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                           buildings, hotels, shopping centers and other commercial
The Barclays Capital U.S. Aggregate Bond Index measures the          properties.
U.S. investment grade fixed rate bond market. The index is
calculated on a total return basis.                                  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
                                                                     Securities purchased on a when-issued or forward commitment
FEDERAL RESERVE (THE "FED")                                          basis are also known as delayed delivery transactions. Delayed
The central bank of the United States, responsible for               delivery transactions involve a commitment by a Fund to
controlling the money supply, interest rates and credit with         purchase or sell a security at a future date, ordinarily up to
the goal of keeping the U.S. economy and currency stable.            90 days later. When-issued or forward commitments enable a Fund
Governed by a seven-member board, the system includes 12             to lock in what is believed to be an attractive price or yield
regional Federal Reserve Banks, 25 branches and all national         on a particular security for a period of time, regardless of
and state banks that are part of the system.                         future changes in interest rates.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES
ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.


                                                                  5
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
AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                         1           5         10        Inception to      Inception
                                                                        Year       Years      Years         9/30/10           Date
     CLASS A SHARES AT NAV(2)                                          11.65%      5.80%      6.15%             --             --
     -------------------------------------------------------------------------------------------------------------------------------
     CLASS A SHARES AT POP(3, 4)                                        9.14       5.32       5.91              --             --
     CLASS B SHARES AT NAV(2)                                          11.16       5.26       5.62              --             --
     -------------------------------------------------------------------------------------------------------------------------------
     CLASS B SHARES WITH CDSC(4)                                        9.66       5.26       5.62              --             --
     CLASS C SHARES AT NAV(2)                                          11.49       5.53       5.95              --             --
     -------------------------------------------------------------------------------------------------------------------------------
     CLASS T SHARES AT NAV(2) AND WITH CDSC(4)                         10.96       5.02         --            4.45%          6/2/03
     CLASS I SHARES AT NAV                                             12.16         --         --            9.19           6/6/08
     -------------------------------------------------------------------------------------------------------------------------------
     BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX                         8.16       6.20       6.41          NOTE 5           NOTE 5
     -------------------------------------------------------------------------------------------------------------------------------
     BANK OF AMERICA MERRILL LYNCH 1-2.99 YEAR
     MEDIUM QUALITY CORPORATE BONDS INDEX                               6.71       5.27       5.27          NOTE 6           NOTE 6
     -------------------------------------------------------------------------------------------------------------------------------
     FUND EXPENSE RATIOS(7): A SHARES: GROSS 1.12%, NET 1.10%; B SHARES: GROSS 1.62%, NET 1.60%; C SHARES: GROSS 1.37%, NET 1.35%;
     T SHARES: GROSS 1.87%, NET 1.85%; I SHARES: GROSS 0.87%, NET 0.85%.
     -------------------------------------------------------------------------------------------------------------------------------
     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
     THE PERFORMANCE SHOWN.  THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
     WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION
     OF TAXES THAT A SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS  OR THE REDEMPTION OF FUND SHARES.  PLEASE VISIT  VIRTUS.COM  FOR
     PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1)  TOTAL RETURNS ARE HISTORICAL  AND INCLUDE  CHANGES IN  SHARE PRICE AND  THE REINVESTMENT  OF BOTH  DIVIDENDS AND  CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 2.25% SALES CHARGE.
(4)  CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES DECLINE FROM 2% TO 0% OVER A THREE YEAR PERIOD. CDSC CHARGES
     FOR  CERTAIN  REDEMPTIONS  OF  CLASS A SHARES  MADE  WITHIN 18 MONTHS OF  PURCHASE  IN WHICH  A FINDER'S  FEE WAS PAID AND ALL
     REDEMPTIONS OF CLASS T SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.
(5)  INDEX PERFORMANCE IS 5.08% FOR CLASS T (SINCE 6/2/03) AND 7.61% FOR CLASS I (SINCE 6/6/08).
(6)  INDEX PERFORMANCE IS 4.26% FOR CLASS T (SINCE 6/2/03) AND 5.78% FOR CLASS I (SINCE 6/6/08).
(7)  THE  EXPENSE RATIOS  OF THE FUND ARE  SET FORTH  ACCORDING  TO THE  PROSPECTUS  FOR THE  FUND EFFECTIVE  JANUARY 31, 2010, AND
     SUPPLEMENTED AND REVISED  SEPTEMBER 14,  2010, AND MAY DIFFER  FROM THE  EXPENSE RATIOS DISCLOSED IN THE  FINANCIAL HIGHLIGHTS
     TABLES  IN THIS REPORT.  NET  EXPENSE: EXPENSES  REDUCED BY VOLUNTARY  FEE WAIVER WHICH MAY BE DISCONTINUED AT ANY TIME. GROSS
     EXPENSE: DOES NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart assumes an initial investment of $10,000 made on September 30, 2000, for Class A, Class B and Class C shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                         (PERFROMANCE GRAPH)

                                                                                                                     Bank of America
                                                                                                                       Merrill Lynch
                                          Virtus              Virtus              Virtus            Barclays           1-2.99 Year
                                       Multi-Sector        Multi-Sector        Multi-Sector        Capital U.S.      Medium Quality
                                     Short Term Bond     Short Term Bond     Short Term Bond     Aggregate Bond      Corporate Bonds
                                      Fund Class A         Fund Class B        Fund Class C           Index               Index
9/29/2000                                $9,775              $10,000             $10,000             $10,000            $10,000
9/28/2001                                10,562               10,731              10,801              11,295             11,069
9/30/2002                                11,285               11,409              11,508              12,266             11,569
9/30/2003                                12,414               12,493              12,651              12,930             12,449
9/30/2004                                13,012               13,057              13,277              13,406             12,730
9/30/2005                                13,398               13,377              13,633              13,781             12,926
9/29/2006                                13,929               13,811              14,134              14,286             13,467
9/28/2007                                14,584               14,391              14,727              15,020             14,153
9/30/2008                                13,845               13,589              13,949              15,569             13,843
9/30/2009                                15,910               15,548              16,007              17,212             15,656
9/30/2010                                17,764               17,282              17,846              18,617             16,707

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 5.


                                                                  6

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
U.S. GOVERNMENT SECURITIES--2.2%                                   Federative Republic of Brazil
U.S. Treasury Note                                                   12.500%, 1/5/16                        44,484 BRL $   30,432
  1.375%, 5/15/13                      $    20,000     $   20,419  Kingdom of Norway
  2.500%, 4/30/15                           23,000         24,383    Series 469
  1.750%, 7/31/15                            5,000          5,120    6.000%, 5/16/11                       113,710 NOK     19,746
  1.250%, 9/30/15                           22,000         21,966  Kingdom of Sweden
-----------------------------------------------------------------    Series 1045,
TOTAL U.S. GOVERNMENT SECURITIES                                     5.250%, 3/15/11                        80,825 SEK     12,218
(IDENTIFIED COST $70,640)                                  71,888  Republic of Argentina
-----------------------------------------------------------------    PIK Interest Capitalization
                                                                     8.280%, 12/31/33                  $    12,893         10,785
MUNICIPAL BONDS--0.4%                                                Series GDP
                                                                     3.169%, 12/15/35(3)                    44,890          5,589
CONNECTICUT--0.1%                                                  Republic of Colombia
Mashantucket Western                                                 12.000%, 10/22/15                   9,935,000 COP      7,262
  Pequot Tribe Taxable                                             Republic of Indonesia
  Series A, 144A                                                     Series FR-23,
  (NATL Insured)                                                     11.000%, 12/15/12                  26,600,000 IDR      3,245
  6.910%, 9/1/12(4)                          1,715          1,415    Series FR-30,
                                                       ----------    10.750%, 5/15/16                   40,550,000 IDR      5,260
                                                                   Republic of Korea
KENTUCKY--0.2%                                                       Series 1112,
State of Kentucky General                                            4.750%, 12/10/11                   23,141,000 KRW     20,712
  Fund Taxable                                                     Republic of Lithuania 144A
  3.165%, 4/1/18                             7,100          7,174    6.750%, 1/15/15(4)                      4,000          4,336
                                                       ----------  Republic of Poland
                                                                     Series 0414,
VIRGINIA--0.1%                                                       5.750%, 4/25/14                        44,145 PLZ     15,549
Tobacco Settlement Financing                                         3.875%, 7/16/15                         1,950          2,028
  Corp. Taxable Series 07-A1,                                      Republic of South Africa
  6.706%, 6/1/46                             4,850          3,358    Series R-201
-----------------------------------------------------------------    8.750%, 12/21/14                       55,865 ZAR      8,439
TOTAL MUNICIPAL BONDS                                              Republic of Turkey
(IDENTIFIED COST $13,282)                                  11,947    0.000%, 2/2/11                         22,335 TRY     15,068
-----------------------------------------------------------------  Republic of Ukraine
                                                                     RegS 6.580%, 11/21/16(5)                2,400          2,368
FOREIGN GOVERNMENT SECURITIES--10.6%                               Russian Federation
Bolivarian Republic of Venezuela                                     RegS 7.500%, 3/31/30(3)(5)              1,790          2,138
  10.750%, 9/19/13                           4,920          4,662  --------------------------------------------------------------
  8.500%, 10/8/14                           17,860         15,092  TOTAL FOREIGN GOVERNMENT SECURITIES
  RegS 5.750%, 2/26/16(5)                   13,405          9,368  (IDENTIFIED COST $322,178)                             341,903
  RegS 7.000%, 12/1/18(5)                    3,230          2,148  --------------------------------------------------------------
Commonwealth of Australia
  Series 123,                                                      MORTGAGE-BACKED SECURITIES--26.8%
  5.750%, 4/15/12                           45,017 AUD     44,136
Commonwealth of Canada                                             AGENCY--1.4%
  2.750%, 12/1/10                           64,487 CAD     62,855  FHLMC
  2.000%, 9/1/12                             7,960 CAD      7,828    6.000%, 8/1/34                          1,296          1,413
Commonwealth of New
  Zealand Series 1111,
  6.000%, 11/15/11                          40,637 NZD     30,639

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                  7

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
AGENCY--CONTINUED                                                  NON-AGENCY--CONTINUED
FNMA                                                               Banc of America Alternative
  5.500%, 1/1/17                       $       401     $      434    Loan Trust 03-10, 2A1
  6.000%, 5/1/17                               119            129    6.000%, 12/25/33                  $     7,805     $    8,103
  5.500%, 8/1/17                                85             92  Banc of America Commercial
  4.500%, 4/1/18                               836            888    Mortgage, Inc. 05-6, AM
  5.000%, 10/1/19                            1,633          1,744    5.346%, 9/10/47(3)                      1,630          1,669
  5.500%, 2/1/20                               729            787  Banc of America Funding
  5.500%, 3/1/20                               725            783    Corp. 06-5, 4A4
  5.500%, 3/1/20                               197            213    6.000%, 9/25/36                        12,414         12,193
  5.500%, 3/1/20                               757            818  Bear Stearns Commercial
  5.500%, 3/1/20                             1,317          1,423    Mortgage Securities, Inc.
  5.500%, 4/1/20                             1,055          1,140    06-PW12, A4
  5.000%, 6/1/20                             2,968          3,166    5.907%, 9/11/38(3)                     10,025         11,192
  6.000%, 12/1/32                              193            212    06-PW12, AM
  5.500%, 2/1/33                               460            494    5.946%, 9/11/38(3)                      8,600          8,571
  5.500%, 5/1/34                             1,825          1,958    06-PW14, A4
  6.000%, 8/1/34                             1,255          1,376    5.201%, 12/11/38                        7,400          7,813
  6.000%, 10/1/34                              702            767    05-PW10, A4
  6.000%, 10/1/34                            1,380          1,507    5.405%, 12/11/40                       13,270         14,414
  5.500%, 11/1/34                            2,528          2,712    04-PWR3, A4
  5.500%, 11/1/34                            1,543          1,654    4.715%, 2/11/41                         6,500          6,948
  6.000%, 11/1/34                            1,537          1,678    05-PWR8, A4
  5.500%, 12/1/34                              975          1,046    4.674%, 6/11/41                         7,100          7,566
  5.500%, 1/1/35                             2,426          2,602    04-PWR5, A5
  6.000%, 1/1/37                             2,288          2,471    4.978%, 7/11/42                         3,925          4,269
  6.000%, 1/1/37                             1,434          1,549    07-T28, A4
  5.500%, 7/1/37                                11             12    5.742%, 9/11/42                         3,360          3,728
  6.000%, 7/1/37                               592            637    07-PW18, A4
  6.000%, 12/1/37                            2,922          3,144    5.700%, 6/13/50                         6,500          6,995
  6.000%, 4/1/38                             2,180          2,346  Chase Mortgage Finance
  5.500%, 9/1/38                             2,157          2,295    Corp. 05-S1, A10
  5.500%, 12/1/38                            2,571          2,736    5.500%, 5/25/35                         8,808          8,951
GNMA                                                               Citicorp Mortgage
  6.500%, 7/15/31                               32             35    Securities, Inc.
  6.500%, 8/15/31                               83             93    03-11, 2A10
  6.500%, 11/15/31                              60             68    5.500%, 12/25/33                       13,540         13,556
  6.500%, 2/15/32                               27             30    04-4, A6
  6.500%, 4/15/32                              108            121    5.500%, 6/25/34                        14,091         14,594
  6.500%, 4/15/32                              106            119  Citigroup/Deutsche Bank
                                                       ----------    Commercial Mortgage Trust
                                                           44,692    05-CD1, AM
                                                       ----------    5.396%, 7/15/44(3)                      6,410          6,514
                                                                     05-CD1, A4
NON-AGENCY--25.4%                                                    5.396%, 7/15/44(3)                      5,000          5,505
American Tower Trust                                                 07-CD4, A4
  07-1A, C 144A                                                      5.322%, 12/11/49                        6,465          6,700
  5.615%, 4/15/37(4)                         3,685          3,927

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                  8

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
NON-AGENCY--CONTINUED                                              NON-AGENCY--CONTINUED
Commercial Mortgage                                                  04-C2, A4
  Pass-Through Certificates                                          5.301%, 8/10/38                   $     8,178     $    8,945
  01-J2A, A2 144A                                                    04-C3, A4
  6.096%, 7/16/34(4)                   $     7,000     $    7,297    4.547%, 12/10/41                        4,820          4,929
Countrywide Home Loan                                              Goldman Sachs Mortgage
  Mortgage Pass-Through Trust                                        Securities Corp. II
  02-34, B2                                                          07-EOP, G 144A
  5.750%, 1/25/33                            1,132            943    0.777%, 3/6/20(3)(4)                    5,840          5,134
  02-36, B2                                                          07-EOP, H 144A
  6.000%, 1/25/33                            1,151            954    0.908%, 3/6/20(3)(4)                    1,850          1,613
  04-9, A6                                                           04-GG2, A4
  5.250%, 6/25/34                            4,971          5,089    4.964%, 8/10/38                         6,900          7,221
Credit Suisse First Boston                                           07-GG10, A4
  Mortgage Securities Corp.                                          6.002%, 8/10/45(3)                     10,550         11,025
  03-CPN1, C                                                       Greenwich Capital Commercial
  4.763%, 3/15/35                            7,964          7,997    Funding Corp.
  02-CKS4, B                                                         04-GG1, A7
  5.333%, 11/15/36                           5,000          5,209    5.317%, 6/10/36                         7,950          8,713
  02-CKS4, C                                                       GSR Mortgage Loan Trust
  5.394%, 11/15/36                           5,000          5,129    05-5F, 2A8
  04-C5, A3                                                          5.500%, 6/25/35                         9,820          9,932
  4.499%, 11/15/37                           2,990          3,053    05-AR6, 3A1
Credit Suisse Mortgage                                               2.844%, 9/25/35(3)                      8,712          7,960
  Capital Certificates                                             Heller Financial Commercial
  06-C1, A3                                                          Mortgage Asset
  5.711%, 2/15/39(3)                         9,977         10,685    00-PH1, G 144A
  06-C1, AM                                                          6.750%, 1/17/34(4)                      2,925          2,933
  5.728%, 2/15/39(3)                         4,745          4,703  JPMorgan Chase Commercial
Entertainment Properties Trust                                       Mortgage Securities Corp.
  03-EPR, A2 144A                                                    04-C1, A3
  5.244%, 2/15/18(4)                         7,854          8,318    4.719%, 1/15/38                         5,565          5,944
First Union National Bank                                            05-LDP2, AM
  Commercial Mortgage                                                4.780%, 7/15/42                         8,380          8,385
  01-C3, G 144A                                                      06-CB17, AM
  7.299%, 8/15/33(4)                        10,282         10,533    5.464%, 12/12/43                        8,825          8,392
GE Capital Commercial                                                05-LDP5, AM
  Mortgage Corp.                                                     5.405%, 12/15/44(3)                     2,822          2,868
  03-C1, C                                                           06-LDP7, A4
  4.975%, 1/10/38                            4,332          4,551    6.062%, 4/15/45(3)                      9,997         11,083
  04-C3, A4                                                          06-LDP7, AM
  5.189%, 7/10/39                           13,500         14,606    6.062%, 4/15/45(3)                      6,825          6,786
GMAC Commercial Mortgage                                             06-LDP9, A3
  Securities, Inc.                                                   5.336%, 5/15/47                        12,175         12,662
  4.283%, 5/10/36                           10,000          9,954    07-LD12, A4
  04-C2, A3                                                          5.882%, 2/15/51                         8,029          8,420
  5.134%, 8/10/38                            1,200          1,281

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                  9

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
NON-AGENCY--CONTINUED                                              NON-AGENCY--CONTINUED
JPMorgan Chase Commercial                                            06-3, 2A1
  Mortgage Securities Trust                                          6.067%, 10/25/36(3)               $     2,911     $    2,733
  09-IWST, A1 144A                                                 Merrill Lynch Mortgage Trust
  4.314%, 12/5/27(4)                   $     9,405     $   10,166    06-C1, AM
JPMorgan Mortgage Trust                                              5.838%, 5/12/39(3)                      7,520          7,525
  03-A2, 3A1                                                         04-KEY2, A3
  4.071%, 11/25/33(3)                       16,843         16,836    4.615%, 8/12/39                        12,250         13,096
  05-A1, 4A1                                                       Merrill Lynch-Countrywide
  4.779%, 2/25/35(3)                         5,623          5,753    Commercial Mortgage Trust
  05-A4, 3A1                                                         06-3, A4
  5.159%, 7/25/35(3)                         9,133          8,809    5.414%, 7/12/46                         4,700          4,996
  06-A1, B1                                                          06-4, A3
  5.085%, 2/25/36(3)                         7,615            582    5.172%, 12/12/49                        9,500          9,841
Lehman Brothers - UBS                                              Morgan Stanley Capital I
  Commercial Mortgage Trust                                          04-IQ7, C
  01-C3, A2                                                          5.538%, 6/15/38(3)                      6,654          6,089
  6.365%, 12/15/28                           7,000          7,172    06-T23, A4
  04-C7, A6                                                          5.981%, 8/12/41(3)                     11,115         12,442
  4.786%, 10/15/29                          10,536         11,206    06-IQ12, A4
  01-C2, C                                                           5.332%, 12/15/43                       14,500         15,797
  6.975%, 9/15/34                            6,500          6,612    07-IQ14, A4
  06-C3, AM                                                          5.692%, 4/15/49                         9,720         10,090
  5.712%, 3/15/39                              960            887  Morgan Stanley Mortgage
  06-C6, A4                                                          Loan Trust
  5.372%, 9/15/39                           11,830         12,871    04-2AR, 3A
  06-06, AM                                                          3.431%, 2/25/34(3)                      4,425          4,489
  5.413%, 9/15/39                           10,000          9,908    04-2AR, 4A
  07-C2, A2                                                          4.761%, 2/25/34(3)                     11,205         11,527
  5.303%, 2/15/40                           10,411         10,816    05-5AR, 4A1
  07-C2, A3                                                          5.428%, 9/25/35(3)                      1,746          1,325
  5.430%, 2/15/40                            6,830          7,144  Prudential Commercial
  05-C3, AM                                                          Mortgage Trust
  4.794%, 7/15/40                            7,460          7,502    03-PWR1, D 144A
  07-C6, A2                                                          4.775%, 2/11/36(4)                      4,950          4,839
  5.845%, 7/15/40                           11,064         11,586  Prudential Securities Secured
  07-C6, A4                                                          Financing Corp.
  5.858%, 7/15/40                            4,950          5,164    99-NRF1, F 144A
  07-C7, A3                                                          6.074%, 11/1/31(4)                      2,142          2,146
  5.866%, 9/15/45                           10,300         10,896  Residential Accredit Loans,
Merrill Lynch Floating Trust                                         Inc. 03-QS6, A4
  08-LAQA, A1 144A                                                   4.250%, 3/25/33                         9,818          9,999
  0.796%, 7/9/21(3)(4)                      14,897         13,855  Residential Asset Mortgage
Merrill Lynch Mortgage                                               Products, Inc. 04-SL1, A8
  Investors, Inc.                                                    6.500%, 11/25/31                        7,563          7,528
  98-C1, B
  6.750%, 11/15/26                          10,000         11,037

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 10

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
NON-AGENCY--CONTINUED                                              NON-AGENCY--CONTINUED
Residential Asset Securitization                                     05-AR10, 1A2
  Trust 04-A4, A5                                                    2.771%, 9/25/35(3)                $    13,335     $   12,019
  5.500%, 8/25/34                      $     6,149     $    6,130    06-AR16, 1A1
Residential Funding Mortgage                                         5.432%, 12/25/36(3)                     4,859          3,659
  Securities I 06-S12, 1A1                                         Wells Fargo Mortgage-Backed
  5.500%, 12/25/21                           5,748          5,885    Securities Trust
Residential Funding Mortgage                                         03-6, 1A1
  Securities I, Inc.                                                 5.000%, 6/25/18                         2,983          3,088
  06-S4, A2                                                          06-17, A1
  6.000%, 4/25/36                            3,957          3,556    5.500%, 11/25/21                        1,453          1,464
Salomon Brothers Mortgage                                            04-R, 2A1
  Securities VII, Inc.                                               2.874%, 9/25/34(3)                      2,741          2,667
  01-C1, C                                                           04-EE, 2A3
  6.729%, 12/18/35                           2,189          2,226    2.883%, 12/25/34(3)                     1,351          1,121
  01-C1, D                                                           04-CC, A1
  6.831%, 12/18/35                           2,290          2,324    4.901%, 1/25/35(3)                      3,985          3,875
Structured Asset Securities Corp.                                    05-AR4, 2A1
  03-21, 2A2                                                         2.953%, 4/25/35(3)                      2,848          2,618
  5.250%, 8/25/33                            6,344          6,374    05-6, A1
Timberstar Trust                                                     5.250%, 8/25/35                         4,299          4,289
  06-1A, A 144A                                                      05-9, 2A11
  5.668%, 10/15/36(4)                        2,240          2,500    5.250%, 10/25/35                        1,151          1,108
Wachovia Bank Commercial                                             05-9,1A6
  Mortgage Trust                                                     5.500%, 10/25/35                          929            929
  04-C12, A2                                                         06-AR2, B1
  5.001%, 7/15/41                            5,314          5,404    4.577%, 3/25/36(3)                     10,540            209
  04-C12, A4                                                         06-9, 1A15
  5.484%, 7/15/41(3)                        10,145         11,046    6.000%, 8/25/36                         3,034          2,947
  05-C20, AMFX                                                       06-12, A2
  5.179%, 7/15/42                            6,000          6,162    6.000%, 10/25/36                        5,265          5,079
  07-C30, A5                                                         07-16, 1A7
  5.342%, 12/15/43                           6,935          6,805    6.000%, 12/28/37                       10,834          9,458
  05-C22, AM                                                                                                           ----------
  5.487%, 12/15/44(3)                        7,900          7,923                                                         824,088
  07-C33, A4                                                       --------------------------------------------------------------
  6.102%, 2/15/51(3)                         8,940          9,333  TOTAL MORTGAGE-BACKED SECURITIES
Wachovia Mortgage Loan                                             (IDENTIFIED COST $828,911)                             868,780
  Trust LLC 06-A, B1                                               --------------------------------------------------------------
  5.067%, 5/20/36                            3,069             99  ASSET-BACKED SECURITIES--13.4%
Washington Mutual                                                  1st Financial Bank USA
  Commercial Mortgage                                                09-C, C 144A
  Securities Trust                                                   9.000%, 10/15/15(4)                     5,000          5,004
  07-SL3, A 144A                                                     10-B, A 144A
  6.109%, 3/23/45(3)(4)                      8,321          8,222    3.000%, 7/17/17(4)                      5,000          4,826
Washington Mutual Mortgage                                           10-C, B 144A
  Pass-Through Certificates                                          5.190%, 9/17/18(4)                      5,000          5,000
  04-CB1, 5A                                                       Accredited Mortgage Loan Trust
  5.000%, 6/25/19                            5,657          5,850    0.346%, 2/25/37(3)                        693            664

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 11

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
American General Mortgage                                          Chase Funding Mortgage
  Loan Trust 10-1A, A1 144A                                          Loan Asset-Backed
  5.150%, 3/25/58(4)                   $    12,048     $   12,377    Certificates 04-1,1A4
  06-1, A2 144A                                                      4.111%, 8/25/30                   $     1,267     $    1,277
  5.750%, 12/25/35(4)                        1,474          1,482  Chrysler Financial Auto
  09-1, A6 144A                                                      Securitization Trust
  5.750%, 9/25/48(4)                        11,850         12,291    10-A, D
AmeriCredit Automobile                                               3.520%, 8/8/16                          7,000          7,015
  Receivables Trust                                                CIT Equipment Collateral
  10-1, B                                                            10-VT1A, B 144A
  3.720%, 11/17/14                           9,825         10,246    3.880%, 9/16/13(4)                      5,900          6,015
  10-1, C                                                          Citicorp Residential Mortgage
  5.190%, 8/17/15                            3,925          4,129    Securities, Inc.
Ameriquest Mortgage                                                  07-1, A3
  Securities, Inc.                                                   5.667%, 3/25/37                         3,000          2,998
  03-10, AF6                                                         07-2, A4
  4.710%, 11/25/33                           8,182          8,326    6.538%, 6/25/37                         7,000          6,483
Avis Budget Rental Car                                             Conseco Finance
  Funding AESOP LLC                                                  Securitizations Corp.
  09-2A, A 144A                                                      01-3, A4
  5.680%, 2/20/14(4)                         9,825         10,511    6.910%, 5/1/33                         10,604         11,160
Banc of America Mortgage                                           Conseco Financial Corp.
  Securities, Inc.                                                   94-1, A5
  05-1, 1A22                                                         7.650%, 4/15/19                         1,205          1,261
  5.250%, 2/25/35                            8,513          7,963  Credit-Based Asset
Banc of America Securities                                           Servicing & Securitization LLC
  Auto Trust 06-G1, B                                                05-CB6, A3
  5.340%, 2/18/11                               89             89    5.120%, 7/25/35                         1,671          1,544
Bay View Auto Trust                                                Daimler Chrysler Auto
  05-LJ1, A4                                                         Trust 08-B, A4A
  4.090%, 5/25/12                              513            522    5.320%, 11/10/14                        9,620         10,100
Bayview Financial Acquisition                                      Dominos Pizza Master
  Trust 06-B, 1A2                                                    Issuer LLC 07-1, A2 144A
  5.800%, 4/28/36                            3,097          2,915    5.261%, 4/25/37(4)                     22,000         22,000
Bombardier Capital Mortgage                                        DT Auto Owner Trust
  Securitization Corp.                                               10-1A, C, 144A
  99-A, A3                                                           3.460%, 1/15/14(4)                      3,500          3,500
  5.980%, 1/15/18                            2,699          2,456    09-1, B, 144A
Capital Auto Receivables                                             5.920%, 10/15/15(4)                     3,500          3,515
  Asset Trust 07-1, C                                              Dunkin Securitization/DB
  5.380%, 11/15/12                           6,080          6,342    Master Finance LLC
Carmax Auto Owner Trust                                              06-1, A2 144A
  07-2, B                                                            5.779%, 6/20/31(4)                     16,715         16,815
  5.370%, 3/15/13                           11,525         11,798    06-1, M1 144A
  09-2, A4                                                           8.285%, 6/20/31(4)                      6,345          6,256
  2.820%, 12/15/14                          11,750         12,247  Ellington Loan Acquisition
                                                                     Trust 144A
                                                                     1.056%, 5/27/37(3)(4)                   6,627          5,917

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 12

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                            PAR VALUE    VALUE                                              PAR VALUE     VALUE
                                           ----------- ----------                                          ----------- ----------
FFCA Secured Lending Corp.                                         MASTR Alternative Loans
  99-2, WA1C 144A                                                    Trust
  7.850%, 5/18/26(4)                       $     4,792 $    4,365    04-7, 4A1
FMAC Loan Receivables                                                4.500%, 7/25/19                       $    13,987 $   14,413
  Trust 98-CA, A2 144A                                             Merrill Auto Trust
  6.660%, 9/15/20(4)                                22         22    Securitization 07-1, B
Ford Credit Auto Owner                                               5.790%, 12/15/13                            1,735      1,756
  Trust 09-E, D 144A                                               Navistar Financial Corp.
  5.530%, 5/15/16(4)                            17,750     18,892    Owner Trust 10-A, B 144A
Ford Credit Floorplan                                                4.170%, 10/20/14(4)                         7,000      7,150
  Master Owner Trust                                               Popular ABS Mortgage
  10-3, A1 144A                                                      Pass-Through Trust
  4.200%, 2/15/17(4)                            11,800     12,820    05-5, AF3
GMAC Mortgage Corp.                                                  5.086%, 11/25/35(3)                        20,169     19,992
  Loan Trust 06-HE2, A3                                            RAAC 05-SP1, 2A2
  6.320%, 5/25/36                               10,437      5,015    5.250%, 9/25/34                             6,784      6,957
Great America Leasing                                              Renaissance Home Equity
  Receivables 09-1, B 144A                                           Loan Trust
  4.520%, 11/15/14(4)                            3,000      3,126    05-3, AF4
GreenTree Financial Corp.                                            5.140%, 11/25/35                            5,380      4,810
  08-MH1, A1 144A                                2,406      2,461  Residential Funding Mortgage
  7.000%, 4/25/38(4)                                                 Securities II, Inc.
GSR Mortgage Loan Trust                                              04-HI3, A5
  04-6F, 1A1                                                         5.480%, 6/25/34                             5,259      3,783
  5.000%, 5/25/34                                7,334      7,342    06-HI2, A3
Harley-Davidson Motorcycle Trust                                     5.790%, 2/25/36                             4,510      4,150
  09-4, B                                                            07-HI1, A2
  3.190%, 9/15/14                                9,000      9,162    5.640%, 3/25/37                             7,500      7,214
  07-2, C                                                          Saxon Asset Securities Trust
  5.410%, 8/15/15                                6,750      7,020    06-3 A2
Hertz Vehicle Financing LLC                                          0.366%, 10/25/46(3)                         4,621      4,373
  09-2A, A1, 144A                                                  SVO MOI Mortgage Corp.
  4.260%, 3/25/14(4)                             5,000      5,246    10-AA, A 144A
IHOP Franchising LLC                                                 3.650%, 7/20/27(4)                          8,681      8,681
  07-3A 144A                                                       Tidewater Auto Receivables
  7.059%, 12/20/37(4)                           11,350     11,316    Trust 10-A, A 144A
IndyMac Manufactured                                                 5.920%, 5/15/17(4)                          4,499      4,505
  Housing Contract 98-1, A3                                        Wachovia Auto Loan
  6.370%, 9/25/28                                1,755      1,484    Owner Trust
Lehman ABS Manufactured                                              07-1, D
  Housing Contract Trust                                             5.650%, 2/20/13                            11,083     11,221
  01-B, A4                                                           06-2A, E 144A
  5.270%, 9/15/18                                5,765      5,844    7.050%, 5/20/14(4)                         15,000     15,274
Long Grove Collateral                                              --------------------------------------------------------------
  Loan Obligation Ltd.                                             TOTAL ASSET-BACKED SECURITIES
  04-1A, C 144A                                                    (IDENTIFIED COST $430,045)                             434,604
  2.718%, 5/25/16(3)(4)(7)                       1,600        988  --------------------------------------------------------------
  04-1A, D 144A
  7.068%, 5/25/16(3)(4)(7)                         424        178

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 13

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                            PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                           ----------- ----------                                          ----------- ----------
CORPORATE BONDS--34.8%                                             CONSUMER DISCRETIONARY--CONTINUED
CONSUMER DISCRETIONARY--2.1%                                       Scientific Games
AutoZone, Inc.                                                       International, Inc.
  5.750%, 1/15/15                          $     4,420 $    5,013    9.250%, 6/15/19                       $     1,570 $    1,676
Cequel Communications                                              Seminole Hard Rock
  Holdings I LLC/Cequel                                              Entertainment, Inc./
  Capital Corp. 144A                                                 Seminole Hard Rock
  8.625%, 11/15/17(4)                            1,600      1,696    International LLC 144A
COX Communications, Inc.                                             2.792%, 3/15/14(3)(4)                         767        677
  4.625%, 6/1/13                                 5,620      6,062  Seneca Gaming Corp. Series B
Daimler Finance North                                                7.250%, 5/1/12                                731        724
  America LLC                                                      Staples, Inc.
  6.500%, 11/15/13                               3,390      3,878    9.750%, 1/15/14                               905      1,121
DigitalGlobe, Inc.                                                 Starwood Hotels & Resort
  10.500%, 5/1/14                                  700        782    Worldwide, Inc.
DIRECTV Holdings LLC/                                                6.250%, 2/15/13                             2,815      3,008
  DIRECTV Financing                                                TRW Automotive, Inc. 144A
  Co., Inc.                                                          8.875%, 12/1/17(4)                            780        858
  6.375%, 6/15/15                                6,740      6,976  Universal City Development
Hyatt Hotels Corp. 144A                                              Partners Ltd./Universal City
  5.750%, 8/15/15(4)                               900        970    Development Partners
Hyundai Capital America 144A                                         Finance, Inc.
  3.750%, 4/6/16(4)                                500        499    8.875%, 11/15/15                              820        850
International Game Technology                                      Videotron Ltee
  7.500%, 6/15/19                                1,115      1,325    6.375%, 12/15/15                            3,500      3,596
Korea Expressway Corp.                                             Wyndham Worldwide Corp.
  4.500%, 3/23/15                                2,670      2,814    6.000%, 12/1/16                             3,905      4,079
Landry's Restaurants, Inc.                                           5.750%, 2/1/18                              1,660      1,668
  11.625%, 12/1/15                               2,226      2,360                                                      ----------
  144A                                                                                                                     67,877
  11.625%, 12/1/15(4)                              625        662                                                      ----------
Libbey Glass, Inc. 144A                                            CONSUMER STAPLES--0.5%
  10.000%, 2/15/15(4)                              375        405  Altria Group, Inc.
McJunkin Red Man Corp.                                               8.500%, 11/10/13                            2,775      3,323
  144A 9.500%, 12/15/16(4)                       2,590      2,292  BAT International Finance
MGM Resorts International, Inc.                                      plc 144A
  10.375%, 5/15/14                                 160        179    9.500%, 11/15/18(4)                         1,410      1,917
Mobile Mini, Inc.                                                  Cargill, Inc. 144A
  6.875%, 5/1/15                                   540        532    5.600%, 9/15/12(4)                          4,845      5,236
Pinnacle Entertainment, Inc.                                       Diversey, Inc.
  8.750%, 5/15/20                                  800        792    8.250%, 11/15/19                              435        468
QVC, Inc.                                                          Tyson Foods, Inc.
  144A 7.125%, 4/15/17(4)                        4,550      4,732    10.500%, 3/1/14                               940      1,136
  144A 7.500%, 10/1/19(4)                        2,710      2,845  Yankee Acquisition Corp.
Royal Caribbean Cruises Ltd.                                         Series B,
  7.000%, 6/15/13                                4,550      4,806    8.500%, 2/15/15                             5,320      5,520
                                                                                                                       ----------
                                                                                                                           17,600
                                                                                                                       ----------

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 14

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                            PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                           ----------- ----------                                          ----------- ----------
ENERGY--3.7%                                                       ENERGY--CONTINUED
Anadarko Petroleum Corp.                                           Rowan Cos., Inc.
  6.375%, 9/15/17                          $    12,050 $   13,279    5.000%, 9/1/17                        $     6,195 $    6,400
  8.700%, 3/15/19                                2,925      3,557  SEACOR Holdings, Inc.
Buckeye Partners LP                                                  7.375%, 10/1/19                             2,200      2,399
  6.050%, 1/15/18                                  854        963  Tesoro Corp.
Cenovus Energy, Inc.                                                 6.250%, 11/1/12                             4,340      4,524
  4.500%, 9/15/14                                1,968      2,167  Transocean, Inc.
Cloud Peak Energy Resources                                          4.950%, 11/15/15                            3,955      4,113
  LLC/Cloud Peak Energy                                            Valero Energy Corp.
  Finance Corp.                                                      4.500%, 2/1/15                                800        855
  8.250%, 12/15/17                               2,920      3,099  Weatherford International Ltd.
Denbury Resources, Inc.                                              9.625%, 3/1/19                              4,110      5,362
  7.500%, 12/15/15                               4,952      5,162  Western Refining, Inc.
Expro Finance Luxembourg                                             144A 10.750%, 6/15/14(3)(4)                 3,285      3,137
  SCA 144A                                                           144A 11.250%, 6/15/17(4)                    2,465      2,329
  8.500%, 12/15/16(4)                            3,395      3,251  XTO Energy, Inc.
Gaz Capital SA 144A                                                  5.900%, 8/1/12                              1,980      2,161
  7.343%, 4/11/13(4)                             2,000      2,180    5.750%, 12/15/13                            5,910      6,794
Gazprom International SA                                                                                               ----------
  144A 7.201%, 2/1/20(4)                         1,739      1,883                                                         121,263
Gazprom OAO (Gaz Capital SA)                                                                                           ----------
  144A 6.212%, 11/22/16(4)                      10,405     11,055  FINANCIALS--19.4%
  144A 6.510%, 3/7/22(4)                         3,235      3,441  ADCB Finance Cayman Ltd.
Helix Energy Solutions                                               144A 4.750%, 10/8/14(4)                     5,290      5,389
  Group, Inc. 144A                                                 AFLAC, Inc.
  9.500%, 1/15/16(4)                               692        704    8.500%, 5/15/19                             1,059      1,348
Holly Corp.                                                        Agile Property Holdings Ltd.
  9.875%, 6/15/17                                3,000      3,191    144A 10.000%, 11/14/16(4)                   1,660      1,818
KazMunaiGaz Finance                                                Akbank TAS 144A
  Sub BV 144A                                                        5.125%, 7/22/15(4)                          4,000      4,004
  8.375%, 7/2/13(4)                              3,900      4,310  Alfa Invest Ltd. 144A
Kinder Morgan Energy                                                 9.250%, 6/24/13(4)                          4,940      5,323
  Partners LP                                                      Allstate Corp.
  6.850%, 2/15/20                                2,545      3,034    6.125%, 5/15/37(3)                          4,730      4,399
Korea National Oil Corp. 144A                                      American Express Credit Corp.
  5.375%, 7/30/14(4)                             4,345      4,732    5.875%, 5/2/13                              4,805      5,288
NAK Naftogaz Ukraine                                                 Series C,
  9.500%, 9/30/14                                2,900      3,151    7.300%, 8/20/13                             2,600      2,989
OPTI Canada, Inc. 144A                                             American General Finance Corp.
  9.000%, 12/15/12(4)                            6,525      6,639    5.400%, 12/1/15                             3,000      2,430
Petro-Canada                                                       American Honda Finance
  6.050%, 5/15/18                                1,200      1,397    Corp. 144A
Pioneer Drilling Co. 144A                                            6.700%, 10/1/13(4)                          4,850      5,540
  9.875%, 3/15/18(4)                             1,245      1,279  AmSouth Bank N.A.
Pride International, Inc.                                            Series AI
  8.500%, 6/15/19                                4,065      4,715    4.850%, 4/1/13                              7,275      7,327

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 15

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
FINANCIALS--CONTINUED                                              FINANCIALS--CONTINUED
AON Corp.                                                          CME Group, Inc.
  3.500%, 9/30/15                      $     1,980     $    2,017    5.400%, 8/1/13                    $     2,450     $    2,740
Assurant, Inc.                                                     CNA Financial Corp.
  5.625%, 2/15/14                            4,060          4,333    5.850%, 12/15/14                        7,575          8,119
Atlantic Finance Ltd. 144A                                         Colonial Realty LP
  9.750%, 5/27/14(4)                         4,800          5,241    4.800%, 4/1/11                          1,442          1,432
Avalonbay Communities, Inc.                                        Comerica Bank
  5.700%, 3/15/17                            2,950          3,319    5.700%, 6/1/14                          1,900          2,084
Banco Bilbao Vizcaya                                                 5.750%, 11/21/16                        5,940          6,667
  Argentaria S.A. International                                    Comerica, Inc.
  Preferred S.A. Unipersonal                                         4.800%, 5/1/15                          1,828          1,938
  5.919%, 12/31/49(3)                        5,835          5,044  Commonwealth Bank of
Banco do Brasil SA 144A                                              Australia 144A
  8.500%, 10/29/49(4)                          700            823    3.750%, 10/15/14(4)                     3,000          3,206
Banco Santander Chile 144A                                         Corporacion Andina de
  3.750%, 9/22/15(4)                           800            811    Fomento
Bank of America Corp.                                                5.200%, 5/21/13                         1,000          1,062
  5.420%, 3/15/17                            3,700          3,789  Countrywide Financial Corp.
Barclays Bank plc                                                    6.250%, 5/15/16                         7,000          7,534
  5.200%, 7/10/14                            1,610          1,785  Credit Suisse New York
  144A 6.050%, 12/4/17(4)                    4,130          4,479    5.000%, 5/15/13                         4,335          4,723
  144A 7.375%, 6/29/49(3)(4)                 6,900          6,935  Crown Castle Towers LLC
  144A 5.926%, 9/29/49(3)(4)                 3,773          3,528    144A 4.523%, 1/15/15(4)                 4,925          5,204
Bear Stearns Cos., Inc.                                              144A 3.214%, 8/15/15(4)                 4,950          5,008
  LLC (The)                                                          144A 5.495%, 1/15/17(4)                 5,915          6,444
  7.250%, 2/1/18                             4,365          5,317  Deutsche Bank Financial LLC
Bosphorus Financial Services                                         5.375%, 3/2/15                          2,933          3,234
  Ltd. 144A                                                        Discover Bank
  2.176%, 2/15/12(3)(4)                        750            737    8.700%, 11/18/19                        1,750          2,065
Brandywine Operating                                               DuPont Fabros
  Partnership LP                                                     Technology LP
  7.500%, 5/15/15                            4,305          4,826    8.500%, 12/15/17                        5,025          5,414
Capital One Financial Corp.                                        Equity One, Inc.
  6.150%, 9/1/16                             4,300          4,714    6.250%, 12/15/14                        2,485          2,693
Cemex Finance LLC 144A                                             ERAC USA Finance Co. 144A
  9.500%, 12/14/16(4)                        1,430          1,446    5.800%, 10/15/12(4)                       805            869
Chubb Corp.                                                        Export-Import Bank of Korea
  6.375%, 3/29/67(3)                         4,730          4,659    8.125%, 1/21/14                         1,480          1,737
CIT Group, Inc.                                                      5.875%, 1/14/15                         4,625          5,169
  7.000%, 5/1/13                             3,206          3,238    4.125%, 9/9/15                          4,000          4,201
  7.000%, 5/1/14                               459            460  Fidelity National Financial
  7.000%, 5/1/15                               459            458    Services, Inc.
  7.000%, 5/1/16                               765            757    6.600%, 5/15/17                         6,475          6,682
Citigroup, Inc.                                                    Fifth Third Bancorp
  5.000%, 9/15/14                            3,200          3,324    6.250%, 5/1/13                          1,770          1,938
  4.875%, 5/7/15                            12,075         12,529    4.750%, 2/1/15                            750            793
  5.500%, 2/15/17                            3,635          3,753    4.500%, 6/1/18                          6,745          6,673

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 16

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
FINANCIALS--CONTINUED                                              FINANCIALS--CONTINUED
First Horizon National Corp.                                       JPMorgan Chase & Co.
  4.500%, 5/15/13                      $     1,950     $    1,952    5.750%, 1/2/13                    $     4,945     $    5,383
First Tennessee Bank N.A.                                            6.125%, 6/27/17                         3,550          4,018
  5.050%, 1/15/15                            7,875          7,812    Series 1,
  5.650%, 4/1/16                             2,220          2,215    7.900%, 12/31/49(3)                     3,360          3,601
Ford Motor Credit Co., LLC                                         Kazkommerts Bank
  9.875%, 8/10/11                            3,480          3,687    International BV RegS
  3.277%, 1/13/12(3)                         2,000          2,001    8.000%, 11/3/15(5)                      1,000            943
  8.000%, 6/1/14                             4,865          5,324  KeyBank NA
  8.700%, 10/1/14                              735            825    5.700%, 8/15/12                         1,800          1,904
  6.625%, 8/15/17                            2,335          2,491    5.800%, 7/1/14                          1,450          1,581
General Electric Capital Corp.                                       7.413%, 5/6/15                          3,000          3,366
  3.750%, 11/14/14                           3,940          4,172    4.950%, 9/15/15                         1,295          1,375
  0.815%, 5/5/26(3)                          8,000          6,243  KeyCorp
Genworth Financial, Inc.                                             6.500%, 5/14/13                         2,925          3,206
  5.750%, 6/15/14                            6,890          7,133  Kimco Realty Corp.
  6.515%, 5/22/18                            3,275          3,340    4.820%, 8/15/11                         1,945          1,992
Glen Meadow Pass-Through                                           Kookmin Bank 144A
  Trust 144A                                                         7.250%, 5/14/14(4)                      5,700          6,612
  6.505%, 2/12/67(3)(4)                      7,545          6,036  Korea Development Bank
GMAC LLC                                                             5.300%, 1/17/13                         1,113          1,189
  6.875%, 9/15/11                            2,662          2,758    4.375%, 8/10/15                         2,525          2,678
  6.750%, 12/1/14                              552            581  Lincoln National Corp.
Goldman Sachs Group, Inc. (The)                                      8.750%, 7/1/19                          2,340          3,010
  5.350%, 1/15/16                            3,225          3,546    6.050%, 4/20/67(3)                      2,885          2,546
  5.625%, 1/15/17                            2,800          2,965  Lloyds TSB Bank plc 144A
  7.500%, 2/15/19                            2,451          2,916    4.375%, 1/12/15(4)                      2,900          2,970
Hana Bank 144A                                                     Lukoil International Finance
  4.500%, 10/30/15(4)                        6,000          6,272    BV 144A
HBOS plc 144A                                                        6.375%, 11/5/14(4)                      4,900          5,206
  6.750%, 5/21/18(4)                           685            688  Manufacturers & Traders
Health Care REIT, Inc.                                               Trust Co.
  4.700%, 9/15/17                            8,565          8,655    2.033%, 4/1/13(3)                       3,175          3,141
Healthcare Realty Trust, Inc.                                      Marshall & Ilsley Bank
  6.500%, 1/17/17                            3,000          3,250    5.000%, 1/17/17                         3,500          3,335
Host Hotels & Resorts LP                                           Mercantile Bankshares Corp.
  9.000%, 5/15/17                              875            981    Series B,
Huntington National Bank (The)                                       4.625%, 4/15/13                         4,708          4,914
  4.900%, 1/15/14                            1,400          1,417  Merrill Lynch & Co., Inc.
Hyundai Capital Services, Inc.                                       6.150%, 4/25/13                         3,925          4,289
  144A 6.000%, 5/5/15(4)                     4,975          5,430  MetLife, Inc.
ICICI Bank Ltd.                                                      6.750%, 6/1/16                            910          1,086
  144A 5.750%, 11/16/10(4)                   4,775          4,805  Metropolitan Life Global
  144A 5.500%, 3/25/15(4)                    3,000          3,165    Funding I 144A
International Lease Finance Corp.                                    5.125%, 6/10/14(4)                      1,160          1,287
  4.750%, 1/13/12                            5,820          5,849
  5.300%, 5/1/12                             5,375          5,415

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 17
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
                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)


                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
FINANCIALS--CONTINUED                                              FINANCIALS--CONTINUED
Morgan Stanley                                                     Santander US Debt S.A.
  6.000%, 5/13/14                      $     1,970   $      2,163    Unipersonal (Banco
  5.750%, 10/18/16                           3,455          3,735    Santander S.A.) 144A
  144A 10.090%, 5/3/17(4)                   10,525 BRL      5,947    3.781%, 10/7/15(4)                $     8,100     $    8,043
National Australia Bank Ltd.                                       Simon Property Group LP
  144A 5.350%, 6/12/13(4)                    6,000          6,574    4.200%, 2/1/15                            700            751
Nationwide Health                                                  SLM Corp.
  Properties, Inc.                                                   5.375%, 5/15/14                        14,700         14,304
  6.250%, 2/1/13                             4,825          5,234  Societe Generale
Nissan Motor Acceptance Corp.                                        144A 3.100%, 9/14/15(4)                 2,900          2,919
  144A 4.500%, 1/30/15(4)                    8,620          9,166    144A 5.922%, 4/29/49(3)(4)              6,800          6,443
Northern Trust Corp.                                               Sovereign Bank
  5.500%, 8/15/13                            2,775          3,120    5.125%, 3/15/13                         7,000          7,333
OJSC AK Transneft                                                  SunTrust Banks, Inc.
  (TransCapitalInvest Ltd.)                                          6.000%, 9/11/17                         4,925          5,334
  144A 5.670%, 3/5/14(4)                     5,715          5,978  Textron Financial Corp.
Petroplus Finance Ltd.                                               5.125%, 11/1/10                         3,865          3,872
  144A 6.750%, 5/1/14(4)                     4,215          3,878  TNK-BP Finance S.A.
PNC Funding Corp.                                                    144A 7.500%, 3/13/13(4)                 1,750          1,908
  5.625%, 2/1/17                             3,130          3,418    144A 6.250%, 2/2/15(4)                    500            529
Principal Financial Group, Inc.                                    TNK-BP Finance SA RegS
  7.875%, 5/15/14                            2,595          3,074    6.125%, 3/20/12(5)                      4,210          4,389
Principal Life Global                                              Unum Group
  Funding I 144A                                                     7.125%, 9/30/16                         6,620          7,640
  4.400%, 10/1/10(4)                         1,500          1,500  Vnesheconombank Via
ProLogis                                                             (VEB Finance Ltd.) 144A
  7.625%, 8/15/14                            5,275          5,701    6.902%, 7/9/20(4)                       7,345          8,033
  6.625%, 5/15/18                            1,110          1,094  VTB Capital SA 144A
Prudential Financial, Inc.                                           6.465%, 3/4/15(4)                       6,000          6,210
  4.750%, 9/17/15                            4,770          5,159  Wachovia Bank NA
  8.875%, 6/15/38(3)                         4,200          4,683    5.000%, 8/15/15                         2,600          2,875
Regions Financial Corp.                                            Wachovia Corp.
  7.750%, 11/10/14                           2,525          2,735    5.250%, 8/1/14                          5,000          5,435
  5.750%, 6/15/15                            2,535          2,579  WEA Finance LLC/
Royal Bank of Scotland                                               WT Finance Australia 144A
  Group plc (The)                                                    5.750%, 9/2/15(4)                       5,425          6,057
  6.400%, 10/21/19                           3,130          3,406  Webster Financial Corp.
Royal Bank of Scotland                                               5.125%, 4/15/14                         2,500          2,454
  plc (The)                                                        Wells Fargo & Co.
  3.400%, 8/23/13                            7,000          7,176    4.375%, 1/31/13                           800            854
  4.875%, 3/16/15                            3,230          3,398  Westpac Banking Corp.
  3.950%, 9/21/15                            3,860          3,900    4.200%, 2/27/15                         4,920          5,288
Russian Agricultural Bank                                          Woori Bank
  OJSC (RSHB Capital SA)                                             144A 7.000%, 2/2/15(4)                  4,000          4,554
  144A 9.000%, 6/11/14(4)                      780            895    144A 4.750%, 1/20/16(4)                 4,725          4,920
  144A 6.299%, 5/15/17(4)                    2,905          3,028

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 18
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                PAR VALUE     VALUE                                    PAR VALUE     VALUE
                                ---------   --------                                   ---------   --------

FINANCIALS--CONTINUED                                  INDUSTRIALS--CONTINUED
XL Capital Ltd.                                        Noble Group Ltd. 144A
  5.250%, 9/15/14                $ 4,335    $  4,619     6.750%, 1/29/20(4)             $ 4,420    $  4,760
Zions Bancorp                                          Owens Corning, Inc.
  7.750%, 9/23/14                  1,880       1,992     6.500%, 12/1/16                  3,150       3,408
                                            --------   Ryder System, Inc.
                                             627,659     3.600%, 3/1/16                   3,120       3,168
                                            --------   Smiths Group plc 144A
HEALTH CARE--0.3%                                        7.200%, 5/15/19(4)               1,700       2,029
CareFusion Corp.                                       Steelcase, Inc.
  5.125%, 8/1/14                   2,940       3,243     6.500%, 8/15/11                  2,825       2,908
Medco Health Solutions, Inc.                           Toledo Edison Co. (The)
  7.250%, 8/15/13                  1,000       1,155     7.250%, 5/1/20                   1,360       1,713
Patheon, Inc. 144A                                     Tyco International Finance SA
  8.625%, 4/15/17(4)                 720         741     4.125%, 10/15/14                 1,000       1,089
Select Medical Corp.                                   U.S. Airways 99-1A
  7.625%, 2/1/15                   4,270       4,190     Pass-Through Trust
U.S. Oncology, Inc.                                      8.360%, 1/20/19                    936         957
  9.125%, 8/15/17                  1,263       1,345   United Rentals North
Valeant Pharmaceuticals                                  America, Inc.
  International                                          10.875%, 6/15/16                 1,772       2,009
  8.375%, 6/15/16                    417         486   USG Corp. 144A
                                            --------     9.750%, 8/1/14(4)                  701         734
                                              11,160                                               --------
                                            --------                                                 76,158
INDUSTRIALS--2.4%                                                                                  --------
America West Airlines                                  INFORMATION TECHNOLOGY--0.9%
  98-1A, 6.870%, 1/2/17            2,715       2,552   Agilent Technologies, Inc.
  99-1G, 7.930%, 1/2/19           10,794      10,902     5.500%, 9/14/15                  2,185       2,457
  00-1G 8.057%, 7/2/20             8,316       8,691   Crown Castle Holdings
American Airlines, Inc.                                  GS V LLC/Crown Castle
  01-1, 6.977%, 5/23/21            4,872       4,141     GS III Corp. 144A
Continental Airlines, Inc.                               7.750%, 5/1/17(4)                4,375       4,834
  98-1A, 6.648%, 9/15/17           4,370       4,468   Intuit, Inc.
Esco Corp. 144A                                          5.750%, 3/15/17                  1,334       1,511
  8.625%, 12/15/13(4)              1,725       1,777   Jabil Circuit, Inc.
GATX Corp.                                               7.750%, 7/15/16                  2,952       3,251
  4.750%, 5/15/15                  4,940       5,282   National Semiconductor Corp.
General Cable Corp.                                      6.600%, 6/15/17                  3,330       3,882
  2.908%, 4/1/15(3)                3,375       3,147   Sorenson Communications, Inc.
Hutchison Whampoa                                        144A 10.500%, 2/1/15(4)          3,400       2,006
  International Ltd. 144A                              Stats Chippac Ltd. 144A
  4.625%, 9/11/15(4)               3,900       4,178     7.500%, 8/12/15(4)                 875         947
Kratos Defense & Security                              Xerox Corp.
  Solutions, Inc.                                        5.650%, 5/15/13                  4,345       4,759
  10.000%, 6/1/17                  7,020       7,476     4.250%, 2/15/15                  4,000       4,295
Marquette Transportation Co./                                                                      --------
  Marquette Transportation                                                                           27,942
  Finance Corp. 144A                                                                               --------
  10.875%, 1/15/17(4)                750         769

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 19

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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                PAR VALUE     VALUE                                    PAR VALUE     VALUE
                                ---------   --------                                   ---------   --------
                                                       MATERIALS--CONTINUED
MATERIALS--3.0%                                        Verso Paper Holdings LLC/
Allegheny Technologies, Inc.                             Verso Paper, Inc.
  9.375%, 6/1/19                $  7,245    $  8,756     11.500%, 7/1/14               $  3,650    $  4,015
Anglo American Capital plc                               Series B,
  144A 9.375%, 4/8/19(4)           1,950       2,629     4.216%, 8/1/14(3)                2,570       2,300
ArcelorMittal                                                                                      --------
  5.375%, 6/1/13                   4,825       5,181                                                 96,173
  9.000%, 2/15/15                  2,560       3,089                                               --------
Barrick Gold Financeco LLC                             TELECOMMUNICATION SERVICES--1.6%
  6.125%, 9/15/13                  4,500       5,123   Axtel SAB de C.V. 144A
Bemis Co., Inc.                                          9.000%, 9/22/19(4)                 750         696
  5.650%, 8/1/14                     980       1,108   Cincinnati Bell, Inc.
Catalyst Paper Corp.                                     8.250%, 10/15/17                 3,760       3,816
  7.375%, 3/1/14                   1,055         440   Clearwire Communications
  144A 11.000%, 12/15/16(4)        3,520       2,878     LLC/Clearwire Finance, Inc.
Commercial Metals Co.                                    144A 12.000%, 12/1/15(4)         4,000       4,340
  7.350%, 8/15/18                  7,760       8,410     144A 12.000%, 12/1/15(4)         2,795       3,026
CRH America, Inc.                                      Embarq Corp.
  5.625%, 9/30/11                  3,500       3,644     6.738%, 6/1/13                   2,385       2,611
  8.125%, 7/15/18                  4,770       5,752   Nextel Communications, Inc.
Domtar Corp.                                             Series E
  7.125%, 8/15/15                    547         593     6.875%, 10/31/13                 5,590       5,653
Dow Chemical Co. (The)                                   Series D
  7.600%, 5/15/14                  2,950       3,446     7.375%, 8/1/15                   2,095       2,116
  5.900%, 2/15/15                  3,950       4,404   OJSC Vimpel Communications
Georgia-Pacific LLC                                      (VIP Finance Ireland Ltd.)
  7.700%, 6/15/15                  4,820       5,362     144A 8.375%, 4/30/13(4)          1,400       1,517
  144A 7.125%, 1/15/17(4)          3,525       3,750   Qwest Corp.
Gerdau Holdings, Inc. 144A                               7.875%, 9/1/11                   5,220       5,527
  7.000%, 1/20/20(4)               1,950       2,179   SBA Tower Trust 144A
Ineos Finance plc 144A                                   4.254%, 4/15/15(4)               8,660       9,208
  9.000%, 5/15/15(4)               4,200       4,405   Telecom Italia Capital SA
International Paper Co.                                  6.175%, 6/18/14                  4,900       5,404
  9.375%, 5/15/19                  5,330       6,914   Verizon Wireless Capital LLC
Nalco Co.                                                5.550%, 2/1/14                   4,090       4,625
  8.875%, 11/15/13                 1,630       1,675   Wind Acquisition Finance SA
Oxea Finance/Cy SCA 144A                                 144A 11.750%, 7/15/17(4)         2,450       2,758
  9.500%, 7/15/17(4)               1,645       1,781   Windstream Corp.
Sappi Pappier Holding AG                                 7.875%, 11/1/17                  2,000       2,095
  144A 6.750%, 6/15/12(4)          3,000       3,026                                               --------
Steel Dynamics, Inc.                                                                                 53,392
  7.375%, 11/1/12                  1,528       1,641                                               --------
Vedanta Resources plc 144A                             UTILITIES--0.9%
  8.750%, 1/15/14(4)               3,400       3,672   Allegheny Energy Supply Co.
                                                         LLC 144A
                                                         8.250%, 4/15/12(4)               1,860       2,009

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 20
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                PAR VALUE      VALUE                                     PAR VALUE      VALUE
                                ---------   ----------                                   ---------   ---------
UTILITIES--CONTINUED                                     CONSUMER DISCRETIONARY--CONTINUED
AmeriGas Partners LP                                     AMF Bowling Worldwide, Inc.
  7.250%, 5/20/15               $    860    $      894     Tranche B,
Enel Finance International                                 2.757%, 6/7/13              $    2,114 $      1,851
  SA 144A                                                Cengage Learning Acquisitions,
  3.875%, 10/7/14(4)               2,000         2,096     Inc. Tranche,
Israel Electric Corp., Ltd. 144A                           2.540%, 7/3/14                   7,031        6,326
  7.250%, 1/15/19(4)               2,285         2,586   Ceridian Corp. Tranche,
Korea Electric Power Corp.                                 3.325%, 11/9/14                  6,592        5,939
  144A 5.500%, 7/21/14(4)          3,420         3,754   Charter Communications
Korea Gas Corp. 144A                                       Operating LLC
  6.000%, 7/15/14(4)               2,000         2,220     Tranche B-1,
Korea Hydro & Nuclear                                      2.260%, 3/6/14                     527          515
  Power Co., Ltd. 144A                                     Tranche C,
  3.125%, 9/16/15(4)               1,000           999     3.540%, 9/6/16                   4,278        4,180
Midwest Generation LLC                                   CSC Holdings, LLC
  Series B                                                 Tranche B-2,
  8.560%, 1/2/16                   1,326         1,311     1.754%, 3/29/16                     10           10
NiSource Finance Corp.                                   Ford Motor Co. Tranche B-1,
  7.875%, 11/15/10                 3,440         3,464     3.020%, 12/15/13                 4,161        4,081
Northeast Utilities                                      Getty Images, Inc. Tranche B,
  5.650%, 6/1/13                   3,950         4,279     6.250%, 7/2/15                   3,219        3,245
ONEOK Partners LP                                        Harrah's Operating Co., Inc.
  5.900%, 4/1/12                     980         1,045     Tranche B-2,
Sempra Energy                                              3.498%, 1/28/15                  1,577        1,363
  6.500%, 6/1/16                   1,760         2,106     Tranche B-4,
TransAlta Corp.                                            9.500%, 10/31/16                 2,154        2,213
  4.750%, 1/15/15                  2,220         2,408   Intelsat Jackson Holding Ltd.
                                            ----------     Tranche,
                                                29,171     3.533%, 2/1/14                   2,335        2,199
------------------------------------------------------   Intelstat Corp.
TOTAL CORPORATE BONDS                                      Tranche B-2-A,
(IDENTIFIED COST $1,043,723)                 1,128,395     3.033%, 1/3/14                   1,671        1,613
------------------------------------------------------     Tranche B-2-B,
CREDIT LINKED NOTES--0.3%                                  3.033%, 1/3/14                   1,672        1,614
Helios Finance LP                                          Tranche B-2-C,
  07-S1, B2 144A                                           3.033%, 1/3/14                   1,672        1,614
  2.607%, 10/20/14(4)              9,522        9,236    Isle of Capri Casinos, Inc.
------------------------------------------------------     Tranche DD-A,
TOTAL CREDIT LINKED NOTES                                  5.000%, 11/25/13                   654          626
(IDENTIFIED COST $9,093)                        9,236      Tranche,
------------------------------------------------------     5.000%, 11/25/13                 1,860        1,780
LOAN AGREEMENTS(3)--10.2%                                  Tranche DD-B,
CONSUMER DISCRETIONARY--2.8%                               5.000%, 11/25/13                   744          712
Advantage Sales & Marketing,                             Landry's Restaurant, Inc.
  Inc. Tranche,                                            Tranche,
  5.000%, 5/5/16                   2,085        2,080      8.000%, 11/30/13                 2,624        2,645

                                                  See Notes to Financial Statements

                    For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 21
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                            PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                           ----------- ----------                                          ----------- ----------
CONSUMER DISCRETIONARY--CONTINUED                                  FINANCIALS--0.8%
Las Vegas Sands LLC                                                AGFS Funding Co. Tranche,
  Tranche B,                                                         7.250%, 4/21/15                       $     5,525 $    5,564
  3.030%, 11/23/16                         $     1,760 $    1,604  Agile Property Holdings Ltd.
  Tranche DD-I,                                                      Tranche,
  3.030%, 11/23/16                                 356        324    3.006%, 1/25/13                             3,750      3,450
Mediacom Illinois LLC                                              CIT Group, Inc. Tranche DD-3
  Tranche D,                                                         6.115%, 8/11/15                               580        586
  5.500%, 3/31/17                                4,729      4,696  Delos Aircraft, Inc.
Neiman-Marcus Group,                                                 Tranche B-2,
  Inc. (The) Tranche,                                                7.000%, 3/17/16                               243        247
  2.276%, 4/6/13                                 8,143      7,902  Fortress Invest Group
Nielsen Finance LLC                                                  Tranche,
  Tranche A,                                                         0.000%, 10/7/15                             3,310      3,310
  2.257%, 8/9/13                                 3,943      3,787  Green Tree Credit Solutions
  Tranche B,                                                         Tranche,
  4.008%, 5/1/16                                 3,341      3,236    8.000%, 12/18/15                            1,447      1,429
Pilot Travel Centers LLC                                           Hertz Corp.
  Tranche B,                                                         Letter of Credit
  5.250%, 6/30/16                                4,033      4,081    1.045%, 12/21/12                              479        471
Sinclair Television Group, Inc.                                      Tranche B,
  Tranche B,                                                         2.010%, 12/21/12                            2,368      2,328
  5.500%, 10/29/15                               1,248      1,256  International Lease Finance Corp.
Six Flags Theme Parks, Inc.                                          Tranche B-1,
  Tranche B,                                                         6.750%, 3/17/15                               332        338
  6.000%, 6/30/16                                5,104      5,134  Nuveen Investments, Inc.
Toys "R" Us, Inc. Tranche B,                                         Tranche B,
  6.000%, 9/1/16                                 4,430      4,439    3.385%, 11/13/14                            2,700      2,434
Univision Communications,                                          Pinnacle Foods Finance LLC/
  Inc. Tranche B,                                                    Pinnacle Food Finance Corp.
  2.506%, 9/29/14                                6,053      5,333    Tranche B,
Visant Corp. Tranche B,                                              2.757%, 4/2/14                              2,402      2,329
  7.000%, 12/22/16                               1,605      1,614  Universal City Development
VWR Funding, Inc. Tranche,                                           Partners, Ltd. Tranche B,
  2.756%, 6/30/14                                3,245      3,051    5.500%, 11/6/14                               736        740
                                                       ----------  Vanguard Health Holding
                                                           91,063    Co., II LLC Tranche B,
                                                       ----------    5.000%, 1/29/16                             2,080      2,068
CONSUMER STAPLES--0.5%                                                                                                 ----------
Michael Foods, Inc. Tranche B,                                                                                             25,294
  6.250%, 6/29/16                                3,421      3,454                                                      ----------
Revlon Consumer Products                                           HEALTH CARE--0.8%
  Corp. Tranche,                                                   Butler Animal Health
  6.167%, 3/11/15                                5,985      5,970    Supply LLC Tranche,
Reynolds Group Holdings Ltd.                                         5.500%, 12/31/15                            1,241      1,243
  Tranche, 5.750%, 5/5/16                        5,684      5,715  HCA, Inc.
  Tranche, 6.250%, 5/5/16                        1,466      1,477    Tranche B-1,
                                                       ----------    2.539%, 11/18/13                              537        517
                                                           16,616    Tranche B-2,
                                                       ----------    3.539%, 3/31/17                             1,287      1,249

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 22
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                            PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                           ----------- ----------                                          ----------- ----------
HEALTH CARE--CONTINUED                                             INDUSTRIALS--CONTINUED
Health Management Associates,                                      Ozburn-Hessey Holding Co.
  Inc. Tranche B,                                                    LLC Tranche B,
  2.039%, 2/28/14                          $     1,134 $    1,071    7.500%, 4/8/16                        $     1,368 $    1,387
HealthSouth Corp. Tranche 2,                                       Protection One, Inc.
  4.150%, 9/10/15                                1,614      1,614    Tranche B,
Inventiv Health, Inc. Tranche,                                       6.000%, 6/4/16                              3,042      3,050
  6.500%, 8/4/16                                 3,166      3,175  ServiceMaster Co. (The)
Multiplan, Inc. Tranche B,                                           Tranche DD,
  6.500%, 8/26/17                                3,457      3,463    2.760%, 7/24/14                               788        744
NBTY, Inc. Tranche B,                                                Tranche B,
  0.000%, 10/1/17                                2,710      2,740    2.773%, 7/24/14                             7,911      7,468
RehabCare Group, Inc.                                              Trans Union LLC Tranche B,
  Tranche B,                                                         6.750%, 6/15/17                             3,716      3,766
  6.000%, 11/24/15                               3,660      3,662  Transaction Network Services,
Select Medical Corp.                                                 Inc. Tranche,
  Tranche B-1,                                                       6.000%, 11/18/15                            2,573      2,585
  4.089%, 8/22/14                                1,537      1,524                                                      ----------
Universal Health Services, Inc.                                                                                            36,204
  Tranche B,                                                                                                           ----------
  0.000%, 10/17/16                               5,175      5,209  INFORMATION TECHNOLOGY--1.8%
Warner Chilcott Co. LLC                                            Allen Systems Group, Inc.
  Tranche B-4,                                                       Tranche,
  6.500%, 2/22/16                                  205        206    8.500%, 10/18/13                            3,388      3,407
  Tranche B-3,                                                     Avaya, Inc. Tranche B-1,
  6.500%, 2/22/16                                  632        636    3.058%, 10/24/14                            4,679      4,160
                                                       ----------  Dresser, Inc. Tranche B,
                                                           26,309    6.112%, 5/4/15                              3,605      3,496
                                                       ----------  DynCorp International LLC
INDUSTRIALS--1.1%                                                    Tranche B,
Advanced Disposal                                                    6.250%, 7/7/16                              4,460      4,484
  Services, Inc. Tranche B,                                        Fidelity National Information
  6.000%, 1/14/15                                  496        499    Services, Inc. Tranche B,
Altegrity, Inc. Tranche,                                             5.250%, 7/18/16                             1,220      1,231
  3.292%, 2/21/15                                1,466      1,336  First Data Corp.
Bucyrus International, Inc.                                          Tranche B-2,
  Tranche C,                                                         3.006%, 9/24/14                               466        411
  4.500%, 2/19/16                                2,833      2,862    Tranche B-3,
Harland Clarke Holdings Corp.                                        3.006%, 9/24/14                             6,526      5,753
  Tranche B,                                                         Tranche B-1,
  2.776%, 6/30/14                                6,263      5,506    3.006%, 9/24/14                             1,873      1,653
Holdings Gaming Borrower LP                                        Freescale Semiconductor,
  Tranche B-1,                                                       Inc. Tranche,
  12.000%, 6/30/15                               1,428      1,438    4.509%, 12/1/16                             7,341      6,719
Interactive Data Corp.                                             Infor Enterprise Solutions
  Tranche B,                                                         Holdings, Inc.
  6.750%, 1/29/17                                5,492      5,563    Tranche B,
                                                                     6.010%, 7/28/15                             4,564      4,266
                                                                     Tranche,
                                                                     6.010%, 7/28/15                             2,381      2,226

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 23
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                            PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                           ----------- ----------                                          ----------- ----------
INFORMATION TECHNOLOGY--CONTINUED                                  MATERIALS--CONTINUED
MSCI, Inc. Tranche,                                                Momentive Performance
  4.750%, 6/1/16                           $       813 $      818    Materials, Inc. Tranche B-1
NuSil Technology LLC                                                 2.563%, 12/4/13                       $     3,979 $    3,816
  Tranche B,                                                       Nalco Co.
  6.000%, 2/18/15                                2,377      2,383    Tranche B,
Reynolds & Reynolds Co. (The)                                        6.500%, 5/13/16                             1,610      1,610
  Tranche B,                                                         Tranche B-1,
  5.250%, 4/21/17                                1,302      1,306    0.000%, 10/5/17                             1,223      1,217
SkillSoft Corp. Tranche,                                           New Sunward Holding BV
  6.500%, 5/30/17                                3,052      3,081    Tranche B,
Spansion LLC Tranche B,                                              3.195%, 2/14/14                             3,600      3,204
  7.500%, 2/9/15                                 6,607      6,662  Pinafore LLC Tranche B,
Springboard Finance LLC                                              0.000%, 9/29/16                               850        858
  Tranche,                                                         Smurfit-Stone Container
  7.000%, 2/23/15                                3,837      3,861    Enterprise Tranche B,
Towerco Finance LLC Tranche,                                         3.625%, 2/22/16                             1,621      1,632
  6.000%, 11/24/14                               2,481      2,501  Solutia, Inc. Tranche,
                                                       ----------    4.750%, 3/17/17                             1,925      1,935
                                                           58,418                                                      ----------
                                                       ----------                                                          36,893
MATERIALS--1.1%                                                                                                        ----------
Anchor Glass Container Corp.                                       TELECOMMUNICATION SERVICES--0.7%
  Tranche,                                                         Cincinnati Bell, Inc.
  6.000%, 3/2/16                                 3,715      3,720    Tranche B,
  Tranche,                                                           6.625%, 6/11/17                             3,209      3,237
  10.000%, 9/2/16                                3,975      3,935  Level 3 Communications, Inc.
Berry Plastics Group, Inc.                                           Tranche A,
  Tranche C,                                                         2.642%, 3/13/14                             8,362      7,643
  2.376%, 4/3/15                                 3,644      3,341    Tranche B,
Building Materials Holding                                           11.500%, 3/13/14                            1,044      1,131
  Corp. of America Tranche B,                                      nTelos, Inc. Tranche B,
  3.063%, 2/22/14                                  392        388    5.750%, 8/7/15                              5,271      5,293
Building Materials Holdings                                        U.S. TelePacific Corp.
  Corp. Tranche B,                                                   Tranche B,
  3.000%, 1/5/15(6)                              1,257      1,006    9.250%, 8/17/15                             3,483      3,500
Gentek Holding LLC Tranche,                                                                                            ----------
  7.000%, 10/29/14                               5,015      5,021                                                          20,804
Huntsman International LLC                                                                                             ----------
  Tranche B,                                                       UTILITIES--0.6%
  1.877%, 4/19/14                                2,106      2,020  New Development Holdings
Ineos Holdings Ltd.                                                  LLC Tranche,
  Tranche B-2,                                                       7.000%, 7/3/17                              4,943      5,026
  7.501%, 12/16/13                               1,175      1,177  NRG Energy, Inc.
  Tranche C-2,                                                       Tranche B,
  4.000%, 12/16/14                               1,343      1,352    1.767%, 2/1/13                              5,742      5,598
JohnsonDiversey, Inc.                                                Letter of Credit
  Tranche B,                                                         1.789%, 2/1/13                              2,863      2,791
  5.500%, 11/24/15                                 658        661

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 24
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                            PAR VALUE     VALUE                                               SHARES      VALUE
                                           ----------- ----------                                          ----------- ----------
UTILITIES--CONTINUED                                               COMMON STOCKS--0.0%
Texas Competitive Electric                                         FINANCIALS--0.0%
  Holdings Co. LLC                                                 CIT Group, Inc.(2)                           26,344 $    1,076
  Tranche B-3,                                                     MATERIALS--0.0%
  3.774%, 10/10/14                         $     3,964 $    3,078  Building Materials
  Tranche B-2,                                                       Holding Corp.(6)                          677,817        495
  3.843%, 10/10/14                               2,233      1,740  --------------------------------------------------------------
                                                       ----------  TOTAL COMMON STOCKS
                                                           18,233  (IDENTIFIED COST $1,988)                                 1,571
-----------------------------------------------------------------  --------------------------------------------------------------
TOTAL LOAN AGREEMENTS                                              TOTAL LONG-TERM INVESTMENTS--98.8%
(IDENTIFIED COST $324,196)                                329,834  (IDENTIFIED COST $3,047,296)                         3,201,740
-----------------------------------------------------------------  --------------------------------------------------------------
                                              SHARES               SHORT-TERM INVESTMENTS--0.6%
                                           -----------             MONEY MARKET MUTUAL FUNDS--0.6%
PREFERRED STOCK--0.0%                                              BlackRock Liquidity Funds
FINANCIALS--0.0%                                                     TempFund Portfolio -
GMAC, Inc. Series G Pfd. 144A                                        Institutional Shares
  7.00%(4)                                         702        632    (seven-day effective
-----------------------------------------------------------------    yield 0.229%)                          18,602,117     18,602
TOTAL PREFERRED STOCK                                              --------------------------------------------------------------
(IDENTIFIED COST $221)                                        632  TOTAL SHORT-TERM INVESTMENTS
-----------------------------------------------------------------  (IDENTIFIED COST $18,602)                               18,602
EXCHANGE-TRADED FUNDS--0.1%                                        --------------------------------------------------------------
iShares FTSE/Xinhua                                                TOTAL INVESTMENTS--99.4%
  China 25 Index Fund                           68,900      2,950  (IDENTIFIED COST $3,065,898)                         3,220,342(1)
-----------------------------------------------------------------  Other Assets and Liabilities--0.6%                      20,363
TOTAL EXCHANGE-TRADED FUNDS                                                                                            ----------
(IDENTIFIED COST $3,019)                                    2,950  NET ASSETS--100.0%                                  $3,240,705
-----------------------------------------------------------------                                                      ==========

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 25

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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

ABBREVIATIONS:                                                                COUNTRY WEIGHTINGS as of September 30, 2010+
FHLMC  Federal Home Loan Mortgage                                             ------------------------------------------------------
       Corporation ("Freddie Mac")                                            United States
FNMA   Federal National Mortgage Association                                    (includes short-term investments)                79%
       ("Fannie Mae")                                                         Canada                                              3
GNMA   Government National Mortgage                                           South Korea                                         3
       Association ("Ginnie Mae")                                             Australia                                           2
NATL   National Public Finance Guarantee Corp.                                Brazil                                              1
PIK    Payment-in-Kind Security                                               Russia                                              1
REIT   Real Estate Investment Trust                                           United Kingdom                                      1
                                                                              Other                                              10
FOREIGN CURRENCIES:                                                           ------------------------------------------------------
AUD    Australian Dollar                                                      Total                                             100%
BRL    Brazilian Real                                                         ------------------------------------------------------
CAD    Canadian Dollar                                                        +    % of total investments as of September 30, 2010.
COP    Colombian Peso
IDR    Indonesian Rupiah
KRW    Korean Won
NOK    Norwegian Krone
NZD    New Zealand Dollar
PLZ    Polish Zloty
SEK    Swedish Krona
TRY    New Turkish Lira
ZAR    South African Rand

FOOTNOTE LEGEND
(1)  Federal Income Tax Information: For tax information at September 30, 2010, see Note 9, Federal Income Tax Information in the
     Notes to Financial Statements.
(2)  Non-income producing.
(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $653,526 or 20.2% of net assets.
(5)  Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)  Illiquid security.
(7)  Illiquid and restricted security. For acquisition information, see Note 7, "Illiquid and Restricted Securities" in the Notes to
     Financial Statements.

                                                  See Notes to Financial Statements

                    For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                 26
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ Reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements):

                                                               Total                                Level 2 -            Level 3 -
                                                              Value at           Level 1 -         Significant          Significant
                                                           September 30,           Quoted           Observable         Unobservable
                                                               2010                Prices             Inputs              Inputs
                                                           -------------         ---------         -----------         -------------
INVESTMENT IN SECURITIES:
Debt Securities:
   Asset-Backed Securities                                  $   434,604           $    --          $  433,438             $ 1,166
   Corporate Bonds                                            1,128,395                --           1,128,395                  --
   Credit Linked Notes                                            9,236                --                  --               9,236
   Foreign Government Securities                                341,903                --             341,903                  --
   Loan Agreements                                              329,834                --             325,378               4,456
   Mortgage-Backed Securities                                   868,780                --             868,780                  --
   Municipal Bonds                                               11,947                --              11,947                  --
   U.S. Government Securities                                    71,888                --              71,888                  --
Equity Securities:
   Common Stocks                                                  1,571             1,076                  --                 495
   Exchange-Traded Funds                                          2,950             2,950                  --                  --
   Preferred Stocks                                                 632               632                  --                  --
   Short-Term Investments                                        18,602            18,602                  --                  --
                                                             ----------           -------          ----------             -------
   Total Investments                                         $3,220,342           $23,260          $3,181,729             $15,353
                                                             ==========           =======          ==========             =======

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                        Mortgage-       Asset-                      Credit
                                                         Backed         Backed        Corporate     Linked        Loan        Common
                                           Total       Securities     Securities        Bonds        Notes     Agreements     Stocks
                                         ---------     ----------     ----------      ---------     ------     ----------     ------
INVESTMENT IN SECURITIES:
BALANCE AS OF SEPTEMBER 30, 2009         $ 36,849        $10,982       $ 15,912        $ 8,620      $   --       $1,335        $ --
Accrued discounts/(premiums)(a)               127             18            (34)           128          --           15          --
Realized gain (loss)(b)                    (6,751)        (4,741)        (2,262)           252          --           --          --
Change in unrealized appreciation
(depreciation)(b)                          11,341          5,863          4,861            521          --           96          --
Net purchases/(sales)(c)                     (756)        (2,875)         8,496         (6,370)         --           (7)         --
Transfers in and/or (out) of level
   3(d)                                   (25,457)        (9,247)       (25,807)        (3,151)      9,236        3,017         495
                                         --------        -------       --------        -------      ------       ------        ----
BALANCE AS OF SEPTEMBER 30, 2010         $ 15,353        $    --       $  1,166        $    --      $9,236       $4,456        $495
                                         ========        =======       ========        =======      ======       ======        ====

(a)  Disclosed in the Statement of Operations under interest income.
(b)  Disclosed in the Statement of Operations under Net realized and unrealized gain (loss) on investments.
(c)  Includes paydowns, if any.
(d)  "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                                  See Notes to Financial Statements


                                                                 27
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                         SEPTEMBER 30, 2010

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1) ..............................................................................    $  3,220,342
Receivables
   Investment securities sold .....................................................................................          32,783
   Fund shares sold ...............................................................................................          18,919
   Dividends and interest receivable ..............................................................................          30,805
Trustee retainer ..................................................................................................              17
Prepaid expenses ..................................................................................................             162
                                                                                                                       ------------
      Total assets ................................................................................................       3,303,028
                                                                                                                       ------------
LIABILITIES
Payables
   Fund shares repurchased ........................................................................................           6,962
   Investment securities purchased ................................................................................          48,864
   Dividend distributions .........................................................................................           2,950
   Investment advisory fee ........................................................................................           1,291
   Distribution and service fees ..................................................................................             895
   Administration fee .............................................................................................             373
   Transfer agent fees and expenses ...............................................................................             700
   Professional fee ...............................................................................................              52
   Other accrued expenses .........................................................................................             236
                                                                                                                       ------------
      Total liabilities ...........................................................................................          62,323
                                                                                                                       ------------
NET ASSETS ........................................................................................................    $  3,240,705
                                                                                                                       ============
NET ASSETS CONSIST OF: ............................................................................................              --
Capital paid in on shares of beneficial interest ..................................................................    $  3,198,043
Accumulated undistributed net investment income (loss) ............................................................           2,638
Accumulated undistributed net realized gain (loss) ................................................................        (114,614)
Net unrealized appreciation (depreciation) on investments .........................................................         154,638
                                                                                                                       ------------
NET ASSETS ........................................................................................................    $  3,240,705
                                                                                                                       ============
CLASS A
Net asset value (net assets/shares outstanding) per share .........................................................    $       4.80
Maximum offering price per share NAV/(1-2.25%) ....................................................................    $       4.91
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................     395,315,129
Net Assets ........................................................................................................    $  1,897,491

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share ......................................    $       4.78
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................       1,974,792
Net Assets ........................................................................................................    $      9,435

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ......................................    $       4.85
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................      97,236,133
Net Assets ........................................................................................................    $    471,332

CLASS T
Net asset value (net assets/shares outstanding) and offering price per share ......................................    $       4.84
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................      81,475,381
Net Assets ........................................................................................................    $    394,183

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ......................................    $       4.81
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................      97,441,024
Net Assets ........................................................................................................    $    468,264
(1) Investment in securities at cost ..............................................................................    $  3,065,898

                                                  See Notes to Financial Statements


                                                                 28
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                       STATEMENT OF OPERATIONS
                                                    YEAR ENDED SEPTEMBER 30, 2010

($ reported in thousands)

INVESTMENT INCOME
   Interest ...........................................................................................................    $165,304
   Dividends ..........................................................................................................         162
   Foreign taxes withheld .............................................................................................        (369)
                                                                                                                           --------
      Total investment income .........................................................................................     165,097
                                                                                                                           --------

EXPENSES
   Investment advisory fees ...........................................................................................      13,165
   Service fees, Class A ..............................................................................................       4,064
   Distribution and service fees, Class B .............................................................................          84
   Distribution and service fees, Class C .............................................................................       1,814
   Distribution and service fees, Class T .............................................................................       3,056
   Administration fees ................................................................................................       3,036
   Transfer agent fee and expenses ....................................................................................       3,573
   Custodian fees .....................................................................................................         184
   Printing fees and expenses .........................................................................................         215
   Professional fees ..................................................................................................         110
   Registration fees ..................................................................................................         266
   Trustees' fee and expenses .........................................................................................         213
   Miscellaneous expenses .............................................................................................         431
                                                                                                                           --------
      Total expenses ..................................................................................................      30,211
                                                                                                                           --------

NET INVESTMENT INCOME (LOSS) ..........................................................................................     134,886
                                                                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ............................................................................      24,742
   Net realized gain (loss) on foreign currency transactions ..........................................................        (492)
   Net change in unrealized appreciation (depreciation) on investments.................................................     126,483
   Net change in unrealized appreciation (depreciation) on foreign
      currency translation ............................................................................................         465
                                                                                                                           --------
NET GAIN (LOSS) ON INVESTMENTS ........................................................................................     151,198
                                                                                                                           --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......................................................    $286,084
                                                                                                                           ========

                                                  See Notes to Financial Statements


                                                                 29
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2010   September 30, 2009
                                                                                             ------------------   ------------------
INCREASE/DECREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) .........................................................        $  134,886           $   85,992
   Net realized gain (loss) .............................................................            24,250              (99,539)
   Net change in unrealized appreciation (depreciation) .................................           126,948              217,809
                                                                                                 ----------           ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................           286,084              204,262
                                                                                                 ----------           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A .......................................................           (88,301)             (73,817)
   Net investment income, Class B .......................................................              (561)                (754)
   Net investment income, Class C .......................................................           (18,460)              (9,218)
   Net investment income, Class T .......................................................           (14,085)              (7,849)
   Net investment income, Class I .......................................................           (16,037)                 (55)
                                                                                                 ----------           ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ...............................          (137,444)             (91,693)
                                                                                                 ----------           ----------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
   Class A (205,603 and 141,615 shares, respectively) ...................................           956,348              580,327
   Class B (227 and 508 shares, respectively) ...........................................             1,045                2,073
   Class C (65,468 and 25,625 shares, respectively) .....................................           307,830              109,150
   Class T (42,955 and 25,531 shares, respectively) .....................................           201,526              106,114
   Class I (109,379 and 4,545 shares, respectively) .....................................           508,675               20,355
REINVESTMENT OF DISTRIBUTIONS
   Class A (15,453 and 14,292 shares, respectively) .....................................            72,115               57,416
   Class B (91 and 130 shares, respectively) ............................................               422                  518
   Class C (2,882 and 1,671 shares, respectively) .......................................            13,586                6,812
   Class T (1,499 and 871 shares, respectively) .........................................             7,054                3,566
   Class I (1,119 and 8 shares, respectively) ...........................................             5,252                   32
SHARES REPURCHASED
   Class A (141,888 and 167,066 shares, respectively) ...................................          (658,236)            (662,579)
   Class B (1,167 and 1,612 shares, respectively) .......................................            (5,400)              (6,391)
   Class C (23,847 and 12,692 shares, respectively) .....................................          (112,249)             (51,062)
   Class T (11,024 and 11,685 shares, respectively) .....................................           (51,787)             (46,913)
   Class I (17,582 and 51 shares, respectively) .........................................           (82,189)                (202)
                                                                                                 ----------           ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ...............................         1,163,992              119,216
                                                                                                 ----------           ----------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) .............................................................                --                    2
                                                                                                 ----------           ----------
   NET INCREASE (DECREASE) IN NET ASSETS ................................................         1,312,632              231,787

NET ASSETS
Beginning of period .....................................................................         1,928,073            1,696,286
                                                                                                 ----------           ----------
END OF PERIOD ...........................................................................        $3,240,705           $1,928,073
                                                                                                 ==========           ==========
Accumulated undistributed net investment income (loss)
   at end of period .....................................................................        $    2,638           $    1,004

(1)  The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and
     Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                  See Notes to Financial Statements


                                                                 30

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                        FINANCIAL HIGHLIGHTS
                                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                       THROUGHOUT EACH PERIOD

                                           NET
                                        REALIZED
              NET ASSET       NET          AND                    DIVIDENDS   DISTRIBUTIONS
               VALUE,     INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET      FROM NET      RETURN
              BEGINNING     INCOME        GAIN      INVESTMENT   INVESTMENT     REALIZED        OF          TOTAL
              OF PERIOD     (LOSS)       (LOSS)     OPERATIONS     INCOME         GAINS       CAPITAL   DISTRIBUTIONS
              -------------------------------------------------------------------------------------------------------
CLASS A
10/1/09 to
   9/30/10      $4.54       0.25(2)       0.26          0.51        (0.25)         --             --        (0.25)
10/1/08 to
   9/30/09       4.21       0.24(2)       0.35          0.59        (0.26)         --             --        (0.26)
10/1/07 to
   9/30/08       4.70       0.25(2)      (0.48)        (0.23)       (0.26)         --             --        (0.26)
11/1/06 to
   9/30/07       4.74       0.21(2)      (0.03)         0.18        (0.22)         --             --        (0.22)
11/1/05 to
   10/31/06      4.70       0.22(2)       0.03          0.25        (0.21)         --             --        (0.21)
11/1/04 to
   10/31/05      4.83       0.20(2)      (0.12)         0.08        (0.19)         --(5)       (0.02)       (0.21)

CLASS B
10/1/09 to
   9/30/10      $4.52       0.23(2)       0.26          0.49        (0.23)         --             --        (0.23)
10/1/08 to
   9/30/09       4.19       0.22(2)       0.35          0.57        (0.24)         --             --        (0.24)
10/1/07 to
   9/30/08       4.68       0.23(2)      (0.48)        (0.25)       (0.24)         --             --        (0.24)
11/1/06 to
   9/30/07       4.72       0.19(2)      (0.03)         0.16        (0.20)         --             --        (0.20)
11/1/05 to
   10/31/06      4.68       0.20(2)       0.02          0.22        (0.18)         --             --        (0.18)
11/1/04 to
   10/31/05      4.82       0.18(2)      (0.14)         0.04        (0.16)         --(5)       (0.02)       (0.18)

CLASS C
10/1/09 to
   9/30/10      $4.58       0.24(2)       0.27          0.51        (0.24)         --             --        (0.24)
10/1/08 to
   9/30/09       4.24       0.23(2)       0.36          0.59        (0.25)         --             --        (0.25)
10/1/07 to
   9/30/08       4.73       0.24(2)      (0.48)        (0.24)       (0.25)         --             --        (0.25)
11/1/06 to
   9/30/07       4.77       0.20(2)      (0.03)         0.17        (0.21)         --             --        (0.21)
11/1/05 to
   10/31/06      4.73       0.21(2)       0.02          0.23        (0.19)         --             --        (0.19)
11/1/04 to
   10/31/05      4.87       0.19(2)      (0.13)         0.06        (0.18)         --(5)       (0.02)       (0.20)

                                                                         RATIO OF
                         NET                    NET        RATIO OF         NET
              CHANGE    ASSET                 ASSETS,      EXPENSES     INVESTMENT
              IN NET   VALUE,                 END OF      TO AVERAGE      INCOME     PORTFOLIO
               ASSET   END OF     TOTAL       PERIOD          NET       TO AVERAGE   TURNOVER
               VALUE   PERIOD   RETURN(1)     (000'S)    ASSETS(7)(8)   NET ASSETS     RATE
              --------------------------------------------------------------------------------
CLASS A
10/1/09 to
   9/30/10     0.26     $4.80     11.65%    $1,897,491       1.07%         5.31%        49%
10/1/08 to
   9/30/09     0.33      4.54     14.91      1,433,927       1.12          5.93         88
10/1/07 to
   9/30/08    (0.49)     4.21     (5.07)     1,377,371       1.08          5.54         83
11/1/06 to
   9/30/07    (0.04)     4.70      3.84(4)   1,435,415       1.11(3)       4.93(3)      57(4)
11/1/05 to
   10/31/06    0.04      4.74      5.37      1,062,479       1.04          4.75         93
11/1/04 to
   10/31/05   (0.13)     4.70      1.64        819,283       1.02          4.24         83

CLASS B
10/1/09 to
   9/30/10     0.26     $4.78     11.16%    $    9,435       1.56%         4.86%        49%
10/1/08 to
   9/30/09     0.33      4.52     14.41         12,753       1.62          5.47         88
10/1/07 to
   9/30/08    (0.49)     4.19     (5.57)        15,919       1.57          5.03         83
11/1/06 to
   9/30/07    (0.04)     4.68      3.38(4)      21,487       1.61(3)       4.40(3)      57(4)
11/1/05 to
   10/31/06    0.04      4.72      4.64         27,845       1.54          4.24         93
11/1/04 to
   10/31/05   (0.14)     4.68      1.12         33,003       1.51          3.72         83

CLASS C
10/1/09 to
   9/30/10     0.27     $4.85     11.49%    $  471,332       1.32%         5.04%        49%
10/1/08 to
   9/30/09     0.34      4.58     14.75        241,339       1.36          5.63         88
10/1/07 to
   9/30/08    (0.49)     4.24     (5.28)       161,770       1.33          5.28         83
11/1/06 to
   9/30/07    (0.04)     4.73      3.57(4)     179,222       1.36(3)       4.66(3)      57(4)
11/1/05 to
   10/31/06    0.04      4.77      5.07        205,385       1.28          4.48         93
11/1/04 to
   10/31/05   (0.14)     4.73      1.15        295,926       1.26          3.98         83

                                                  See Notes to Financial Statements


                                                                 31
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                        FINANCIAL HIGHLIGHTS
                                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                       THROUGHOUT EACH PERIOD

                                            NET
                                         REALIZED
               NET ASSET       NET          AND                    DIVIDENDS   DISTRIBUTIONS
                VALUE,     INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET      FROM NET      RETURN
               BEGINNING     INCOME        GAIN      INVESTMENT   INVESTMENT     REALIZED        OF          TOTAL
               OF PERIOD     (LOSS)       (LOSS)     OPERATIONS     INCOME         GAINS       CAPITAL   DISTRIBUTIONS
               -------------------------------------------------------------------------------------------------------
CLASS T
10/1/09 to
   9/30/10       $4.57       0.21(2)       0.28         0.49        (0.22)            --           --        (0.22)
10/1/08 to
   9/30/09        4.23       0.21(2)       0.36         0.57        (0.23)            --           --        (0.23)
10/1/07 to
   9/30/08        4.72       0.22(2)      (0.48)       (0.26)       (0.23)            --           --        (0.23)
11/1/06 to
   9/30/07        4.76       0.18(2)      (0.03)        0.15        (0.19)            --           --        (0.19)
11/1/05 to
   10/31/06       4.73       0.19(2)       0.01         0.20        (0.17)            --           --        (0.17)
11/1/04 to
   10/31/05       4.86       0.17(2)      (0.13)        0.04        (0.15)            --(5)     (0.02)       (0.17)

CLASS I
10/1/09 to
   9/30/10       $4.54       0.26(2)       0.28         0.54        (0.27)            --           --        (0.27)
10/1/08 to
   9/30/09        4.21       0.28(2)       0.32         0.60        (0.27)            --           --        (0.27)
6/6/08(6) to
   9/30/08        4.53       0.08(2)      (0.31)       (0.23)       (0.09)            --           --        (0.09)

                                                                          RATIO OF
                          NET                    NET        RATIO OF         NET
               CHANGE    ASSET                 ASSETS,      EXPENSES     INVESTMENT
               IN NET   VALUE,                 END OF      TO AVERAGE      INCOME     PORTFOLIO
                ASSET   END OF     TOTAL       PERIOD          NET       TO AVERAGE   TURNOVER
                VALUE   PERIOD   RETURN(1)     (000'S)    ASSETS(7)(8)   NET ASSETS     RATE
               --------------------------------------------------------------------------------
CLASS T
10/1/09 to
   9/30/10      0.27     $4.84    10.96%       $394,183       1.82%        4.54%         49%
10/1/08 to
   9/30/09      0.34      4.57    14.21         219,501       1.86         5.11          88
10/1/07 to
   9/30/08     (0.49)     4.23    (5.78)        141,131       1.83         4.79          83
11/1/06 to
   9/30/07     (0.04)     4.72     3.11(4)      155,450       1.86(3)      4.17(3)       57(4)
11/1/05 to
   10/31/06     0.03      4.76     4.34         153,395       1.79         3.98          93
11/1/04 to
   10/31/05    (0.13)     4.73     0.84         195,830       1.76         3.48          83

CLASS I
10/1/09 to
   9/30/10      0.27     $4.81    12.16%       $468,264       0.83%        5.51%         49%
10/1/08 to
   9/30/09      0.33      4.54    15.20          20,553       1.03         6.47          88
6/6/08(6) to
   9/30/08     (0.32)     4.21    (5.11)(4)          95       0.89(3)      5.85(3)       83(4)

(1)  Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Amount is less than $0.005.
(6)  Inception date.
(7)  The Fund may invest in other funds and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.
(8)  For more information regarding expenses see Note 3C in the Notes to Financial Statements.

                                                  See Notes to Financial Statements


                                                                 32
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
                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                    NOTES TO FINANCIAL STATEMENTS
                                                         SEPTEMBER 30, 2010

1.   ORGANIZATION
     Virtus Opportunities Trust, (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment
     Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 20 funds are offered for sale, of which the Virtus Multi-Sector Short Term Bond Fund (the
     "Fund") is reported in this annual report. The Fund's investment objective is outlined in the Fund Summary Page.

     The Fund offers Class A shares, Class C shares, Class T shares and Class I shares. Effective December 31, 2009 (the "Closing
     Date") Class B shares are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying Transactions (for information regarding Qualifying Transactions refer to the Trust's prospectus).

     Class A shares are sold with a front-end sales charge of up to 2.25%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January 29, 2010, a 1% CDSC fee was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of
     January 29, 2010 the period for which such CDSC applies to the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares were sold with a CDSC which declines from 2% to zero depending on the period of time the shares are held. Class
     C shares are sold without a sales charge. Class T shares of the Fund are sold with a 1% contingent deferred sales charge, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:
          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          o    Level 1 - quoted prices in active markets for identical securities

          o    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)


                                                                 33

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

          o    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New
          York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the
          Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy.
          Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as
          Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


                                                                 34

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

               A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

          B.   SECURITY TRANSACTIONS AND RELATED INCOME:
               Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          C.   INCOME TAXES:
               The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
               Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

               The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

               The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.
               The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of September 30, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

          D.   DISTRIBUTIONS TO SHAREHOLDERS:
               Distributions are recorded by the Fund on the ex-dividend date. Income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

          E.   EXPENSES:
               Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.


                                                                 35

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

          F.   FOREIGN CURRENCY TRANSLATION:
               Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

          G.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
               The Fund may engage in when-issued or delayed delivery transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

          H.   LOAN AGREEMENTS:
               The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due. Currently, the Fund only holds assignment loans.

          I.   CREDIT LINKED NOTES:
               The Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.


                                                                 36

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:
          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment
          Partners, Inc. ("Virtus") is the Adviser to the Fund.

          For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund 0.55% of the first $1 billion; 0.50% of
          $1 billion to $2 billion; 0.45% of $2+ billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:
          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Goodwin Capital Advisers,
          Inc. ("Goodwin") serves as the Fund's subadviser.

     C.   EXPENSE LIMITATIONS:
          Effective April 14, 2010, the Adviser agreed to voluntarily limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.10% for Class A shares, 1.60% for Class B shares, 1.35% for Class C shares, 1.85%
          for Class T shares and 0.85% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time.

     D.   DISTRIBUTOR:
          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds for the fiscal year (the "period") ended September 30, 2010, it retained Class A net commissions of $119 and deferred sales charges of $46; Class B deferred sales charges of $4; Class C deferred sales charges of $1; and Class T deferred sales charges of $128.

          In addition, the Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, 0.75% for Class B shares, 0.50% for Class C shares, and
          1.00% for Class T shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry CDSC, the CDSC schedule of the original shares purchased continues to apply.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:
          VP Distributors serves as the Administrator to the Fund. For the period ended September 30, 2010, VP Distributors received administration fees totaling $2,079 which are included in the Statement of Operations.

          VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2010, VP Distributors received transfer agent fees totaling $2,533 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide service to the Fund.


                                                                 37
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

          On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Fund effective immediately.

     F.   AFFILIATED SHAREHOLDERS:

          At September 30, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the
          Fund which may be redeemed at any time that aggregated the following:

                                                                          NET ASSET
                                                              AGGREGATE     VALUE
                                                                SHARES     (000'S)
                                                              ---------   ----------
          Class I shares                                        25,491       $123

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities and agency securities, forward currency contracts, and short-term securities) during the period ended September 30, 2010, were as follows:

                                                            PURCHASES      SALES
                                                           ----------   ----------
                                                           $2,208,746   $1,018,226

     Purchases and sales of long-term U.S. Government and agency securities for the Fund during the period ended September 30, 2010, were as follows:

                                                            PURCHASES     SALES
                                                           ----------   --------
                                                            $214,526    $242,442

5.   10% SHAREHOLDERS
     As of September 30, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below. The shareholder is not affiliated with Virtus.

                                                           % OF SHARES   NUMBER OF
                                                           OUTSTANDING    ACCOUNTS
                                                           -----------   ---------
                                                                20%          1

6.   CREDIT RISK AND ASSET CONCENTRATIONS
     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the
     Fund did not concentrate its investments in such sectors.


                                                                 38
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

7.   ILLIQUID AND RESTRICTED SECURITIES
     ($ REPORTED IN THOUSANDS)

     Investments generally are considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.
     Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally,
     144A securities are excluded from this category, except where defined as illiquid.

     At September 30, 2010, the Fund held the following illiquid and restricted securities:

                                             ACQUISITION   ACQUISITION   MARKET VALUE   % OF NET ASSETS
                                                 DATE          COST       AT 9/30/10       AT 9/30/10
                                             -----------   -----------   ------------   ---------------
     Long Grove Collateral
     Loan Obligation Ltd.
     PIK Interest Capitalization
     04-1A, C 144A
     2.718%, 5/25/16                           5/12/04       $1,589          $988             0.0%
     04-1A, D 144A
     7.068%, 5/25/16                           5/12/04          418           178             0.0

     The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

9.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the
     Fund were as follows:

                                                                              NET UNREALIZED
                                  FEDERAL      UNREALIZED      UNREALIZED      APPRECIATION
                                  TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                 ----------   ------------   --------------   --------------
                                 $3,066,893     $200,464        $(47,015)        $153,449

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                                       EXPIRATION YEAR
                                        --------------------------------------------
                                         2014    2016     2017      2018     TOTAL
                                        ------   ----   -------   -------   --------
                                        $5,307   $575   $32,373   $75,397   $113,652


                                                                 39
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

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

     Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2010, the Fund deferred capital losses of $41 and recognized post-October capital losses of $95,721.

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $2,712 and undistributed long-term capital gains of
     $0.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of
     Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10.  RECLASSIFICATION OF CAPITAL ACCOUNTS
     ($ REPORTED IN THOUSANDS)

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of September 30, 2010, the
     Fund recorded reclassifications to increase (decrease) the accounts as listed below:

                                                CAPITAL PAID IN
                                                 ON SHARES OF      UNDISTRIBUTED    ACCUMULATED
                                                  BENEFICIAL      NET INVESTMENT   NET REALIZED
                                                   INTEREST        INCOME (LOSS)    GAIN (LOSS)
                                                ---------------   --------------   ------------
                                                      $ --            $4,192         $(4,192)

11.  RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving
     Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

12.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.


                                                                 40
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

                                               REPORT OF INDEPENDENT REGISTERED PUBLIC
                                                          ACCOUNTING FIRM


(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees of
Virtus Opportunities Trust and Shareholders of
Virtus Multi-Sector Short Term Bond Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Multi-Sector Short Term Bond Fund, (the "Fund"), a series of Virtus Opportunities Trust, at September
30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2010 by correspondence with the custodian, brokers and transfer agent, provides a reasonable basis for our opinion.


(PRICEWATERHOUSECOOPERS LLP)

Philadelphia, Pennsylvania
November 22, 2010


                                                                 41
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
                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                       TAX INFORMATION NOTICE
                                                   SEPTEMBER 30, 2010 (UNAUDITED)


For the fiscal year ended September 30, 2010, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amount below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in thousands).

                                                        QDI     DRD     LTCG
                                                       -----   -----   ------
                                                         0%      0%     $ --


                                                                 42
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

                                                 FUND MANAGEMENT TABLES (UNAUDITED)

   Information pertaining to the Trustees and officers of the Trust as of September 30, 2010 is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
   NAME, YEAR OF BIRTH,                                                PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                                   DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                Chairman, Bloc Global Services Group, LLC (commodities business) (2010 to present). Managing
YOB: 1939                       Director, Almanac Capital Management (commodities business) (2007 to 2008). Partner, Stonington
44 Funds                        Partners, Inc. (private equity fund) (2001 to 2007). Director/Trustee, Evergreen Funds (88 portfolios) (1989 to present).
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin            Managing Director, SeaCap Asset Management Fund I, L.P. (2009 to present) and SeaCap Partners, LLC
Chairman                        (investment management) (2009 to present). Partner, Cross Pond Partners, LLC (strategy consulting
YOB: 1946                       firm) (2006 to present). Director, World Trust Fund (1991 to present). Chairman and Trustee, Virtus
47 Funds                        Variable Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios) (2003 to present).
                                Director, DTF Tax-Free Income Fund, Inc. (1996 to present); Duff & Phelps Utility and Corporate Bond
                                Trust, Inc. (1996 to present); and DNP Select Income Fund Inc. (2009 to present). Director, Argo
                                Group International Holdings, Inc. and its predecessor, PXRE Corporation (insurance) (1986 to 2009).
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara           Retired. Managing Director, U.S. Trust Company of New York (1982 to 2006). Director, DTF Tax-Free
YOB: 1951                       Income Fund, Inc. (2003 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (2003 to
47 Funds                        present); and DNP Select Income Fund Inc. (2009 to present).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates                  Managing Director, Wydown Group (consulting firm) (1994 to present). Chairman and Trustee, John
YOB: 1946                       Hancock Trust (93 portfolios) and John Hancock Funds II (74 portfolios) (2005 to present). Director,
44 Funds                        Stifel Financial (1996 to present). Director, Connecticut River Bank (1999 to present) and
                                Connecticut River Bancorp (1998 to present). Chairman, Emerson Investment Management, Inc. (2000 to
                                present). Director, Trust Company of New Hampshire (2002 to present). Director, Beaumont Financial
                                Partners, LLC (2000 to present). President of the Board (1999 to present) and Director (1985 to present), Middlesex School. Chairman (1997 to 2006) and Non-Executive Chairman (2007 to present),
                                Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services). Director,
                                Investors Bank and Trust Co. and Investors Financial Services Corporation (1995 to 2007). Trustee,
                                John Hancock Funds III (2005 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson             Managing Director, Northway Management Company (1998 to present).
YOB: 1946
44 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck         Director, The J.P. Morgan Continental European Investment Trust (1998 to present). Director, Groupe
YOB: 1942                       SNEF (electric and electronic installations) (1998 to present). Director, Galapagos N.V.
44 Funds                        (biotechnology) (2005 to present). Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology)
                                (2007 to present). Director, Movetis N.V. (biotechnology) (2008 to present). Director, Borje Berlin
                                A.G. (stock exchange) (2008 to 2009). Chairman, EASDAQ (stock exchange) (2001 to 2007). Chairman,
                                Banco Urquijo (1998 to 2006).
------------------------------------------------------------------------------------------------------------------------------------


                                                                 43
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

                                                 FUND MANAGEMENT TABLES (CONTINUED)


                                                         INTERESTED TRUSTEE
   Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
  NAME,YEAR OF BIRTH,                                                  PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                                   DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)            Director, President and Chief Executive Officer (2008 to present), Director and President (2006 to
YOB: 1964                       2008), Chief Operating Officer (2004 to 2006), Vice President, Finance, (2001 to 2002), Virtus
46 Funds                        Investment Partners, Inc. and/or certain of its sub-sidiaries. Various senior officer positions with Virtus affiliates (2008 to present). Senior Executive Vice President and President, Asset
                                Management (2007 to 2008), Senior Vice President and Chief Operating Officer, Asset Management (2004
                                to 2007), Vice President and Chief of Staff (2001 to 2004), The Phoenix Companies, Inc. Various
                                senior officer positions with Phoenix affiliates (2005 to 2008). President (2006 to present),
                                Executive Vice President (2004 to 2006), the Virtus Mutual Funds Family. President, Virtus Variable
                                Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios) (since 2010). Chairman,
                                President and Chief Executive Officer, The Zweig Funds (2 portfolios) (2006 to present).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person," as defined in the 1940 Act, by reason of his position as President, and Chief Executive
    Officer of Virtus Investment Partners, Inc. ("Virtus"), the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.


                                                                 44

                                                 FUND MANAGEMENT TABLES (CONTINUED)

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                     POSITION(S) HELD WITH
      NAME, ADDRESS AND               TRUST AND LENGTH OF                               PRINCIPAL OCCUPATION(S)
        YEAR OF BIRTH                     TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman              Senior Vice President            Executive Vice President, Head of Product Management (2009 to
YOB: 1962                       since 2008.                      present), Senior Vice President, Asset Management Product
                                                                 Development (2008 to 2009), Senior Vice President, Asset Management
                                                                 Product Development (2005 to 2007), Virtus Investment Partners,
                                                                 Inc. and/or certain of its subsidiaries. Senior Vice President,
                                                                 Virtus Variable Insurance Trust (f/k/a The Phoenix Edge Series
                                                                 Fund) (8 portfolios) (since 2010). Director (2008 to 2009),
                                                                 Director and President (2006 to 2007), VP Distributors, Inc. (f/k/a
                                                                 Phoenix Equity Planning Corporation). Director and Senior Vice
                                                                 President, Virtus Investment Advisers, Inc. (2008 to present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                    Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989 to
c/o Zweig-DiMenna               Chief Compliance Officer         present). Vice President, The Zweig Funds (2 portfolios) (2004 to
Associates, LLC                 since 2004.                      present). Independent Chief Compliance Officer, Virtus Variable
900 Third Avenue                                                 Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios)
New York, NY 10022                                               (2004 to present). President and Director of Watermark Securities,
YOB: 1945                                                        Inc. (1991 to present). Assistant Secretary, Gotham Advisors Inc.
                                                                 (1990 to 2005).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley              Chief Financial Officer and      Senior Vice President, Fund Administration (2009 to present), Vice
YOB: 1972                       Treasurer since 2005.            President, Fund Administration (2007 to 2009), Second Vice
                                                                 President, Fund Control & Tax (2004 to 2006), Virtus Investment
                                                                 Partners, Inc. and/or certain of its subsidiaries. Chief Financial
                                                                 Officer and Treasurer (2006-present), Vice President and Principal
                                                                 Accounting Officer (2006 to 2010), Assistant Treasurer (2004 to
                                                                 2006), Virtus Variable Insurance Trust (f/k/a The Phoenix Edge
                                                                 Series Fund) (8 portfolios). Chief Financial Officer and Treasurer
                                                                 (2005 to present), Assistant Treasurer (2004 to 2006), certain funds within the Virtus Mutual Funds Family.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                   Vice President, Chief Legal      Senior Vice President (2009 to present), Counsel and Secretary
YOB: 1954                       Officer, Counsel and Secretary   (2008 to present) and Vice President (2008 to 2009), Virtus
                                since 2005.                      Investment Partners, Inc. and/or certain of its subsidiaries. Vice
                                                                 President, Chief Legal Officer, Counsel and Secretary, Virtus
                                                                 Variable Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8
                                                                 portfolios) (since 2010). Vice President and Counsel, Phoenix Life
                                                                 Insurance Company (2005 to 2008). Compliance Officer of Investments
                                                                 and Counsel, Travelers Life and Annuity Company (January 2005 to
                                                                 May 2005). Assistant General Counsel and certain other positions,
                                                                 The Hartford Financial Services Group (1995 to 2005).
------------------------------------------------------------------------------------------------------------------------------------


                                                                 45
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

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                                           INVESTMENT ADVISER
George R. Aylward                                                  Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                                   100 Pearl Street
Philip R. McLoughlin, Chairman                                     Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                     PRINCIPAL UNDERWRITER
Richard E. Segerson                                                VP Distributors, Inc.
Ferdinand L.J. Verdonck                                            100 Pearl Street
                                                                   Hartford, CT 06103-4506

OFFICERS
George R. Aylward, President                                       TRANSFER AGENT
Francis G. Waltman, Senior Vice President                          VP Distributors, Inc.
Marc Baltuch, Vice President and                                   100 Pearl Street
  Chief Compliance Officer                                         Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
  and Treasurer                                                    CUSTODIAN
Kevin J. Carr, Vice President, Chief Legal                         PFPC Trust Company
  Officer, Counsel and Secretary                                   8800 Tinicum Boulevard
                                                                   Philadelphia, PA 19153-3111

                                                                   INDEPENDENT REGISTERED PUBLIC
                                                                   ACCOUNTING FIRM
                                                                   PricewaterhouseCoopers LLP
                                                                   2001 Market Street
                                                                   Philadelphia, PA 19103-7042

                                                                   HOW TO CONTACT US
                                                                   Mutual Fund Services            1-800-243-1574
                                                                   Adviser Consulting Group        1-800-243-4361
                                                                   Telephone Orders                1-800-367-5877
                                                                   Text Telephone                  1-800-243-1926
                                                                   Web site                            virtus.com

------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would  like additional copies, please call Mutual Fund Services at 1-800-243-1574.

------------------------------------------------------------------------------------------------------------------------------------

                                                     VIRTUS OPPORTUNITIES TRUST

                                       Supplement dated November 29, 2010 to the Prospectuses dated
                                    January 31, 2010, as supplemented and revised September 14, 2010

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds, except Virtus
International Equity Fund and Virtus Premium AlphaSector Fund. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500. Also effective January 1, 2011, the Class A Sales charge and dealer commission schedules for Virtus fixed income funds will be modified.

MINIMUM PURCHASE REQUIREMENTS

Effective January 1, 2011, Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled "Purchase Minimums" under the heading "Purchase and Sale of Fund Shares" in each fund's prospectus is replaced with the following:

     -------------------------------------------------------------------------------------------------------------------------------
     PURCHASE MINIMUMS (EXCEPT CLASS I SHARES)
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Initial Purchase                                                                                            $2,500
     -------------------------------------------------------------------------------------------------------------------------------
        Individual Retirement Accounts (IRAs), systematic
        purchase, or systematic exchange accounts                                                                        $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs,
        profit-sharing plans, or employee benefit plans                                                                  No minimum
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Additional Purchase                                                                                         $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs,
        profit-sharing plans, or employee benefit plans                                                                  No minimum
     -------------------------------------------------------------------------------------------------------------------------------

Also, the description of minimum initial and subsequent investment amounts appearing in the section "Step 1" under the heading "Your
Account" is amended to reflect the information shown in the above table.

Minimums shown above currently apply to Virtus International Equity Fund and Virtus Premium AlphaSector Fund.

ANNUAL FEE ASSESSMENT FOR CERTAIN ACCOUNTS

Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading "Account Policies" in each fund's prospectus:

ANNUAL FEE ON SMALL ACCOUNTS

     To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserve the right to assess an annual
     $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

     The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

CLASS A SALES CHARGES -- APPLICABLE TO VIRTUS FIXED INCOME FUNDS

Effective January 1, 2011, Virtus Mutual Funds will implement changes to the sales charge and dealer commission schedules applicable to purchases of Class A Shares of Virtus fixed income funds.  Accordingly, the Virtus Opportunities Trust Prospectus will be revised as described below.

                                                     VIRTUS OPPORTUNITIES TRUST

                                    Supplement dated November 29, 2010 to the Prospectuses dated
                            January 31, 2010, as supplemented and revised September 14, 2010 (Continued)

The following information replaces the second table under the heading "Sales Charges You May Pay to Purchase Class A Shares" in the
section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

                                 VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

                AMOUNT OF                                                                      SALES CHARGE AS A   SALES CHARGE AS A
             TRANSACTION AT                                                                      PERCENTAGE OF       PERCENTAGE OF
             OFFERING PRICE                                                                      OFFERING PRICE     AMOUNT INVESTED
----------------------------------------                                                       -----------------   -----------------
Under $50,000                                                                                         2.75%                2.83%
$50,000 but under $100,000                                                                            2.25                 2.30
$100,000 but under $250,000                                                                           1.75                 1.78
$250,000 but under $500,000                                                                           1.25                 1.27
$500,000 but under $1,000,000                                                                         1.00                 1.01
$1,000,000 or more                                                                                    None                 None

                         VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED INCOME FUND

                AMOUNT OF                                                                      SALES CHARGE AS A   SALES CHARGE AS A
             TRANSACTION AT                                                                      PERCENTAGE OF       PERCENTAGE OF
             OFFERING PRICE                                                                      OFFERING PRICE     AMOUNT INVESTED
----------------------------------------                                                       -----------------   -----------------
Under $50,000                                                                                         3.75%                3.90%
$50,000 but under $100,000                                                                            3.50                 3.63
$100,000 but under $250,000                                                                           3.25                 3.36
$250,000 but under $500,000                                                                           2.25                 2.30
$500,000 but under $1,000,000                                                                         1.75                 1.78
$1,000,000 or more                                                                                    None                 None

The following information replaces the second table under the heading "Compensation to Dealers" in the section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

                                 VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

                                                                                   SALES CHARGE      SALES CHARGE    DEALER DISCOUNT
                  AMOUNT OF                                                            AS A              AS A              AS A
               TRANSACTION AT                                                     PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
               OFFERING PRICE                                                     OFFERING PRICE   AMOUNT INVESTED   OFFERING PRICE
----------------------------------------                                          --------------   ---------------   ---------------
Under $50,000                                                                          2.75%             2.83%            2.25%
$50,000 but under $100,000                                                             2.25              2.30             2.00
$100,000 but under $250,000                                                            1.75              1.78             1.50
$250,000 but under $500,000                                                            1.25              1.27             1.00
$500,000 but under $1,000,000                                                          1.00              1.01             1.00
$1,000,000 or more                                                                     None              None             None

                         VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED INCOME FUND

                                                                                   SALES CHARGE      SALES CHARGE    DEALER DISCOUNT
                  AMOUNT OF                                                            AS A              AS A              AS A
               TRANSACTION AT                                                     PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
               OFFERING PRICE                                                     OFFERING PRICE   AMOUNT INVESTED   OFFERING PRICE
----------------------------------------                                          --------------   ---------------   ---------------
Under $50,000                                                                          3.75%             3.90%            3.25%
$50,000 but under $100,000                                                             3.50              3.63             3.00
$100,000 but under $250,000                                                            3.25              3.36             2.75
$250,000 but under $500,000                                                            2.25              2.30             2.00
$500,000 but under $1,000,000                                                          1.75              1.78             1.50
$1,000,000 or more                                                                     None              None             None

                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

VOT 8020/Minimums&FISalesCharges (11/10)
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                                                                          (VIRTUS MUTUAL FUNDS LOGO)               |--------------|
                                                                                                                   |   PRSRT STD  |
                                                                   c/o State Street Bank and Trust Company         | U.S. POSTAGE |
                                                                                P.O. Box 8301                      |     PAID     |
                                                                            Boston, MA 02266-8301                  |  LANCASTER,  |
                                                                                                                   |      PA      |
                                                                                                                   |  PERMIT 1793 |
                                                                                                                   |--------------|




For more information about

Virtus mutual funds, please call

your financial representative,

contact us at 1-800-243-1574

or virtus.com

8024                                                     10-10
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                                                      (VIRTUS MUTUAL FUNDS LOGO)                                  ANNUAL
                                                                                                                  REPORT

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                                                 Virtus Real Estate Securities Fund





















*    Prospectus Supplement applicable to the Fund appears at the back of this Annual Report.


------------------------------------------------------------------------------------------------------------------------------------
TRUST NAME:                                              September 30, 2010                                        Eligible
VIRTUS                                                                                                         shareholders can
OPPORTUNITIES                                                                                                     sign up for
TRUST                                                                                                             eDelivery
                                                                                                                      at
                                                                                                                  Virtus.com
                                                                                                                   (GRAPHIC)

NO BANK GUARANTEE                                         NOT FDIC INSURED                                     MAY LOSE VALUE
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                                                          TABLE OF CONTENTS

VIRTUS REAL ESTATE SECURITIES FUND
("Real Estate Securities Fund")

Message to Shareholders .......................................................................................................    1
Disclosure of Fund Expenses ...................................................................................................    2
Fund Summary ..................................................................................................................    4
Schedule of Investments .......................................................................................................    7
Statement of Assets and Liabilities ...........................................................................................   10
Statement of Operations .......................................................................................................   11
Statement of Changes in Net Assets ............................................................................................   12
Financial Highlights ..........................................................................................................   13
Notes to Financial Statements .................................................................................................   15
Report of Independent Registered Public Accounting Firm .......................................................................   21
Tax Information Notice ........................................................................................................   22
Fund Management Tables ........................................................................................................   23

------------------------------------------------------------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form
N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

------------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.
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                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

(PHOTO GEORGE R. AYLWARD) In September 2010, the National Bureau of Economic Research concluded that the "Great Recession" had ended more than a year earlier. Good news? Undoubtedly. The sign that all is right with the economy?
                          Hardly.

While the recession was technically over, the economy has been stalled between tentative growth and a temptation to fall back into recession -- the feared "double dip." The economy certainly has improved since the lows of early 2009, but retail sales have remained weak and the housing market is still depressed, with few signs it has plumbed the bottom of the trough. With the unemployment rate continuing to hover near 10 percent, pessimism remains prevalent and consumer confidence in the economy remains challenged.

Are there opportunities for investors in these situations? Absolutely. The broader financial markets have seen overall gains for three of the past four quarters. July 2010 was the best month for stocks in a year, and then September 2010 topped July with returns not seen in 71 years. The Federal Reserve demonstrated its concern about persistently high unemployment rates and the long-term impact of the recession by saying it was prepared to do whatever was necessary to prevent deflation or the double dip. At the start of the 2010 fourth quarter, the Fed was preparing another round of quantitative easing through large-scale purchases of Treasuries and mortgage-backed securities, and the financial markets responded positively.

These factors are another reminder that during periods of market volatility, vigilance is the key for the investor, the financial advisor, and the professional money manager alike. Your fund's management team provides details of its approach to these markets in the enclosed commentary, and I encourage you to read this material carefully. We also suggest you rely on the experience of your personal financial advisor, who can review your investment objectives and your portfolio and, when appropriate, recommend adjustments to fit your current financial needs and your tolerance for risk.

The wide range of equity and fixed income investments available from the Virtus Mutual Funds allows you to design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will continue do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                 1
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                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                               DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                  FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

     We believe it is important for you to understand the impact   HYPOTHETICAL EXAMPLE FOR
of costs on your  investment.  All mutual  funds have  operating   COMPARISON PURPOSES
expenses.  As a shareholder of the Virtus Real Estate Securities
Fund  (the  "Fund"),  you may  incur  two  types of  costs:  (1)        The  second  section  of  the  accompanying  table  provides
transaction costs, including sales charges on purchases of Class   information  about  hypothetical  account values and hypothetical
A shares and  contingent  deferred  sales charges on Class B and   expenses  based on the Fund's actual expense ratio and an assumed
Class C shares;  and (2)  ongoing  costs,  including  investment   rate of return of 5% per year before expenses,  which is not your
advisory  fees;   distribution   and  service  fees;  and  other   Fund's  actual  return.  The  hypothetical   account  values  and
expenses.  Class I shares are sold without a sales charge and do   expenses  may not be used to estimate the actual  ending  account
not incur  distribution  and service  fees.  These  examples are   balance or  expenses  you paid for the  period.  You may use this
intended to help you understand  your ongoing costs (in dollars)   information  to compare the ongoing  costs of  investing  in your
of  investing  in the Fund and to compare  these  costs with the   Fund and other funds.  To do so,  compare  these 5%  hypothetical
ongoing costs of investing in other mutual funds. These examples   examples  with the 5%  hypothetical  examples  that appear in the
are based on an investment  of $1,000  invested at the beginning   shareholder reports of the other funds.
of the  period  and held for the entire  six-month  period.  The
following  Expense  Table  illustrates  your Fund's costs in two        Please  note  that the  expenses  shown in the  accompanying
ways.                                                              table are meant to highlight  your ongoing  costs only and do not reflect  any  transactional  costs,  such  as  sales  charges  or
ACTUAL EXPENSES                                                    contingent deferred sales charges.  Therefore, the second line of the accompanying table is useful in comparing ongoing costs only,
     The  first  section  of  the  accompanying  table  provides   and will  not help you  determine  the  relative  total  costs of
information about actual account values and actual expenses. You   owning different funds. In addition, if these transactional costs
may use the  information in this line,  together with the amount   were   included,   your  costs  would  have  been   higher.   The
you  invested,  to estimate the expenses  that you paid over the   calculations  assume no shares  were  bought or sold  during  the
period. Simply divide your account value by $1,000 (for example,   period. Your actual costs may have been higher or lower depending
an $8,600 account value divided by $1,000 = 8.6),  then multiply   on the amount of your  investments and timing of any purchases or
the result by the number in the first  section under the heading   redemptions.
entitled  "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                 2
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                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                         DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

EXPENSE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Beginning            Ending                      Expenses
                                                                            Account             Account        Annualized     Paid
                                                                             Value               Value           Expense      During
                                                                         April 1, 2010    September 30, 2010      Ratio      Period*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                                                                    $1,000.00           $1,092.60          1.49%      $ 7.82
Class B                                                                     1,000.00            1,089.00          2.24        11.73
Class C                                                                     1,000.00            1,088.30          2.24        11.73
Class I                                                                     1,000.00            1,094.00          1.24         6.51

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                                                                     1,000.00            1,017.51          1.49         7.56
Class B                                                                     1,000.00            1,013.70          2.24        11.37
Class C                                                                     1,000.00            1,013.70          2.24        11.37
Class I                                                                     1,000.00            1,018.78          1.24         6.29

*    Expenses are equal to the Fund's annualized expense ratio, which is net of waived fees and reimbursed expenses,  if applicable, multiplied by the average  account value over the period,  multiplied by the number of days (183)  expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

     The Fund may invest in other funds, and the annualized  expense ratios noted above do not reflect fees and expenses  associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

     You can find more  information  about the Fund's  expenses in the Financial  Statements  section that follows.  For  additional information on operating expenses and other shareholder costs, refer to the prospectus.


                                                                  3
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                                                                                                                     TICKER SYMBOLS:
VIRTUS REAL ESTATE SECURITIES FUND                                                                                   Class A: PHRAX
                                                                                                                     Class B: PHRBX
                                                                                                                     Class C: PHRCX
                                                                                                                     Class I: PHRIX

[ ]  REAL ESTATE SECURITIES FUND (the "Fund") is                      ongoing European sovereign debt crisis was a key question. A
     non-diversified and has an investment objective of capital       flight to quality ensued and was followed by a large package
     appreciation and income with approximately equal emphasis.       of financial assistance by the European Union in coordination
     THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS             WITH THE International Monetary Fund and the European Central
     OBJECTIVE.                                                       Bank. The U.S. dollar's rally peaked in June, yet the S&P 500 kept declining until early July, reaching new lows on the
[ ]  For the fiscal year ended September 30, 2010, the Fund's         fiscal year. Fortunately, the FTSE NAREIT Equity REITs Index
     Class A shares at NAV returned 30.93%, Class B shares            did not hit new lows on the year in early July, but found a
     returned 30.01%, Class C shares returned 29.95% and Class        floor and recovered to prior intra-year highs by the end of
     I shares returned 31.27%. For the same period, the S&P           September.
     500(R) Index, a broad-based equity index, returned 10.16%, and the FTSE NAREIT Equity REITs Index, the Fund's
     style-specific index appropriate for comparison, returned    WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL
     30.28%.                                                      YEAR?

     ALL PERFORMANCE FIGURES ASSUME REINVESTMENT OF               [ ]  Both stock selection and property sector allocation helped
     DISTRIBUTIONS AND EXCLUDE THE EFFECT OF SALES CHARGES.            the Fund outperform its benchmark in the fiscal year.
     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND
     CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE          [ ]  With the return of liquidity to the real estate financing
     PERFORMANCE SHOWN ABOVE.                                          markets, the transaction market for real estate assets
                                                                       improved markedly in 2010 and capital values increased across
HOW DID THE MARKET PERFORM DURING THE FUND'S FISCAL YEAR?              most markets, particularly for prime assets. Given the
                                                                       capital intensive nature of the real estate industry, the
[ ]  Positively, intertwined and responsive with quite a move          material reduction in capital costs during the fiscal year
     over half way through. U.S. equity markets were higher,           has been a significant factor behind the performance of the
     the U.S. dollar gained slightly and the 10 Year U.S.              securities within the Fund.
     Treasury Note appreciated on a year-over year basis. The
     U.S. dollar rallied from November to June and then gave      [ ]  Moreover, publicly traded real estate companies have
     back most of its increase. The 10 Year Treasury Note fell         demonstrated a clear cost of capital advantage over their
     to early April with its yield rising from less than 3.25%         private real estate brethren.
     to 4% on perceptions of more robust economic growth,
     before rallying to the fiscal year-end and seeing its        [ ]  The unsecured and secured debt markets are allowing REITs to
     yield drop to less than 2.5%.                                     obtain inexpensive rates while extending their maturity
                                                                       schedules.
[ ]  The S&P 500 and real estate securities, as measured by our
     benchmark, the FTSE NAREIT Equity REITs Index, reached a     [ ]  The recapitalization of global real estate security balance
     mid-year peak in late April to early May before beginning         sheets has largely played out and many companies have been
     a significant decline. The catalyst for the move in               executing external growth strategies. Real estate
     equities, bonds and the U.S. dollar? Uncertainty                  transaction activity will increase as in-place secured debt
     surrounding global economic growth and the financial              on overleveraged assets matures or defaults, and equity needs
     situations across several southern European countries             to be injected. We expect the return of once privatized real
     (i.e., Italy, Greece and Spain). Whether or not the               estate companies in the future.
     European Union and its healthier members were going to act
     to stabilize the                                             [ ]  A favorable supply outlook will allow land-lords to increase occupancy and achieve pricing power at a faster rate than
                                                                       they otherwise would in a recovery.


                                                                  4
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VIRTUS REAL ESTATE SECURITIES FUND (CONTINUED)

[ ]  In our opinion, REITs can demonstrate above average                                     Asset Allocations
     dividend growth over the next few years based on below
     average historical dividend payout ratios, ample access to
     attractively priced capital and a recovering economy. At     The following table presents asset allocations within certain
     the end of the fiscal year, the benchmark's dividend yield   sectors as a percentage of total investments at September 30,
     was in excess of its historical average spread versus the    2010.
     10 Year U.S. Treasury Note.

[ ]  An environment of modest growth and low interest rates is    Apartments                                                     16%
     positive for real estate securities and the increased        Regional Malls                                                 14
     appetite for yield alternatives has definitely been a        Health Care                                                    13
     large driver behind returns for real estate securities       Office                                                         12
     during the fiscal year. Should these conditions remain in    Shopping Centers                                                9
     place, we could see further capital appreciation in real     Specialty                                                       8
     estate shares over the balance of 2010 and into 2011.        Self Storage                                                    7
     However, to sustain the recent healthy moves in valuations   Lodging/Resorts                                                 7
     over the medium-term, additional reductions in the cost of   Other (includes short-term investments)                        14
     capital and/or further progress in space market                                                                            ---
     fundamentals, and ultimately cash flow growth, will be       Total                                                         100%
     needed.                                                                                                                    ===

[ ]  Long-term fundamental investors with a Growth at a           KEY INVESTMENT TERMS
     Reasonable Price ("GARP") focus, such as Duff & Phelps,
     should be well positioned in the upcoming environment.       FTSE NAREIT EQUITY REITS INDEX

     CONCENTRATING INVESTMENTS IN REITS INVOLVES CERTAIN RISKS    The FTSE NAREIT Equity REITs Index is a free-float market
     SUCH AS REFINANCING, PROPERTY VALUE CHANGES AND MANAGEMENT   capitalization index measuring equity tax-qualified real estate
     SKILL. INVESTING IN THE SECURITIES OF SMALL AND MID-SIZED    investment trusts, which meet minimum size and liquidity criteria,
     COMPANIES INVOLVES GREATER RISKS AND PRICE VOLATILITY THAN   that are listed on the New York Stock Exchange, the American Stock
     LARGER, MORE ESTABLISHED COMPANIES. A NON-DIVERSIFIED FUND   Exchange and the NASDAQ National Market System. The index is
     MAY BE MORE SUSCEPTIBLE TO ANY SINGLE ECONOMIC, POLITICAL    calculated on a total return basis with dividends reinvested.
     OR REGULATORY EVENT AFFECTING AN ISSUER THAN A DIVERSIFIED
     FUND.                                                        REIT (REAL ESTATE INVESTMENT TRUST)

                                                                  A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                                                                  S&P 500(R) INDEX

                                                                  The S&P 500(R) Index is a free-float market
                                                                  capitalization-weighted index of 500 of the largest U.S.
                                                                  companies. The index is calculated on a total return basis with dividends reinvested.

THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES
ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.


                                                                  5
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AVERAGE ANNUAL TOTAL RETURNS(1) for periods ended 9/30/10
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Inception
                                                                                       1        5       10        to       Inception
                                                                                      Year    Years   Years    9/30/10       Date
------------------------------------------------------------------------------------------------------------------------------------
     CLASS A SHARES AT NAV(2)                                                         30.93%  2.71%   10.86%       --             --
------------------------------------------------------------------------------------------------------------------------------------
     CLASS A SHARES AT POP(3, 4)                                                      23.40   1.50    10.20        --             --
------------------------------------------------------------------------------------------------------------------------------------
     CLASS B SHARES AT NAV(2)                                                         30.01   1.93    10.02        --             --
------------------------------------------------------------------------------------------------------------------------------------
     CLASS B SHARES WITH CDSC(4)                                                      26.01   1.93    10.02        --             --
------------------------------------------------------------------------------------------------------------------------------------
     CLASS C SHARES AT NAV(2)
     AND WITH CDSC(4)                                                                 29.95   1.94       --      8.91%       7/25/03
------------------------------------------------------------------------------------------------------------------------------------
     CLASS I SHARES AT NAV                                                            31.27     --       --     -5.45       12/29/06
------------------------------------------------------------------------------------------------------------------------------------
     S&P 500(R) INDEX                                                                 10.16   0.64    -0.43    NOTE 5         NOTE 5
------------------------------------------------------------------------------------------------------------------------------------
     FTSE NAREIT EQUITY REITS INDEX                                                   30.28   1.88    10.37    NOTE 6         NOTE 6
------------------------------------------------------------------------------------------------------------------------------------

     FUND EXPENSE RATIOS(7): A SHARES: 1.59%, B SHARES: 2.34%, C SHARES: 2.34%, I SHARES: 1.34%.

     ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN
     THE PERFORMANCE  SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
     WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION
     OF TAXES THAT A SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS  OR THE  REDEMPTION OF FUND SHARES.  PLEASE VISIT  VIRTUS.COM FOR
     PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
(1)  TOTAL  RETURNS ARE  HISTORICAL  AND INCLUDE  CHANGES IN SHARE PRICE AND THE  REINVESTMENT  OF BOTH  DIVIDENDS AND CAPITAL GAINS
     DISTRIBUTIONS.
(2)  "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3)  "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4)  CDSC (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE
     APPLIED AT THE TIME OF PURCHASE.  CDSC CHARGES FOR CLASS B SHARES  DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD.  CDSC CHARGES
     FOR CERTAIN REDEMPTIONS OF CLASS A SHARES AND ALL REDEMPTIONS OF CLASS C SHARES ARE 1% WITHIN THE FIRST YEAR AND 0% THEREAFTER.
(5)  INDEX PERFORMANCE IS 3.94% FOR CLASS C (SINCE 7/25/03) AND -3.55% FOR CLASS I (SINCE 12/29/06).
(6)  INDEX PERFORMANCE IS 8.74% FOR CLASS C (SINCE 7/25/03) AND -5.76% FOR CLASS I (SINCE 12/29/06).
(7)  THE EXPENSE  RATIOS OF THE FUND ARE SET FORTH  ACCORDING TO THE  PROSPECTUS  FOR THE FUND  EFFECTIVE  JANUARY 31, 2010,  AND AS
     SUPPLEMENTED  AND REVISED  SEPTEMBER 14, 2010,  AND MAY DIFFER FROM THE EXPENSE  RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS
     TABLES IN THIS REPORT. SEE THE FINANCIAL HIGHLIGHTS FOR MORE CURRENT EXPENSE RATIOS.

GROWTH OF $10,000 for periods ended 9/30
------------------------------------------------------------------------------------------------------------------------------------
This chart  assumes an initial  investment  of $10,000 made on  September  30, 2000,  for Class A and Class B shares  including  any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.

                                                        (PERFORMANCE GRAPH)

                                                                             VIRTUS REAL    VIRTUS REAL
                                                                               ESTATE         ESTATE           FTSE
                                                                             SECURITIES     SECURITIES    NAREIT EQUITY   S&P 500(R)
                                                                            FUND CLASS A   FUND CLASS B    REITS INDEX      INDEX
9/29/2000                                                                       9,425         10,000          10,000        10,000
9/28/2001                                                                      10,124         10,656          11,256         7,337
9/30/2002                                                                      11,374         11,885          12,217         5,834
9/30/2003                                                                      14,292         14,821          15,299         7,259
9/30/2004                                                                      18,120         18,649          19,210         8,266
9/30/2005                                                                      23,113         23,616          24,450         9,277
9/29/2006                                                                      30,034         30,449          30,630        10,279
9/28/2007                                                                      31,389         31,592          32,369        11,968
9/30/2008                                                                      28,268         28,229          28,763         9,338
9/30/2009                                                                      20,182         19,988          20,594         8,693
9/30/2010                                                                      26,424         25,986          26,831         9,577

For information regarding the indexes and certain investment terms, see the Key Investment Terms on page 5.


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                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                                SHARES     VALUE                                                   SHARES     VALUE
                                              ---------- --------                                                ---------- --------

COMMON STOCKS--98.6%                                               LODGING/RESORTS--7.0%
                                                                   Host Hotels & Resorts,
REAL ESTATE INVESTMENT TRUSTS--98.6%                                 Inc.                                         2,986,652 $ 43,247
                                                                   LaSalle Hotel Properties                         466,511   10,912
DIVERSIFIED--5.6%                                                  Starwood Hotels &
Vornado Realty Trust                             622,997 $ 53,285    Resorts Worldwide, Inc.                        150,360    7,901
-----------------------------------------------------------------  Sunstone Hotel
TOTAL DIVERSIFIED                                          53,285    Investors, Inc.(2)                             463,930    4,208
-----------------------------------------------------------------  -----------------------------------------------------------------
HEALTH CARE--12.9%                                                 TOTAL LODGING/RESORTS                                      66,268
                                                                   -----------------------------------------------------------------
HCP, Inc.                                        900,307   32,393  RESIDENTIAL--17.6%
Health Care REIT, Inc.                           711,429   33,679
Nationwide Health                                                  APARTMENTS--16.2%
  Properties, Inc.                               557,806   21,570  American Campus
Ventas, Inc.                                     664,624   34,275    Communities, Inc.                              279,519    8,509
-----------------------------------------------------------------  Apartment Investment &
TOTAL HEALTH CARE                                         121,917    Management Co.
-----------------------------------------------------------------    Class A                                        597,157   12,767
INDUSTRIAL/OFFICE--17.1%                                           AvalonBay Communities, Inc.                      240,156   24,959
INDUSTRIAL--3.0%                                                   BRE Properties, Inc.                             112,063    4,651
AMB Property Corp.                               504,388   13,351  Equity Residential                             1,167,443   55,535
ProLogis                                       1,262,483   14,872  Essex Property Trust,
                                                         --------    Inc.                                           196,952   21,554
                                                           28,223  Home Properties, Inc.                            147,904    7,824
                                                         --------  UDR, Inc.                                        821,664   17,354
MIXED--1.5%                                                                                                                 --------
Duke Realty Corp.                                292,292    3,388                                                            153,153
Liberty Property Trust                           329,130   10,499                                                           --------
                                                         --------  MANUFACTURED HOMES--1.4%
                                                           13,887  Equity Lifestyle Properties,
                                                         --------    Inc.                                           242,331   13,202
OFFICE--12.6%                                                      -----------------------------------------------------------------
Alexandria Real Estate                                             TOTAL RESIDENTIAL                                         166,355
  Equities, Inc.                                 196,925   13,785  -----------------------------------------------------------------
BioMed Realty Trust, Inc.                        684,181   12,261  RETAIL--23.6%
Boston Properties, Inc.                          518,183   43,071
Corporate Office                                                   REGIONAL MALLS--14.1%
  Properties Trust                               400,925   14,958  Macerich Co. (The)                               537,975   23,106
Kilroy Realty Corp.                              210,137    6,964  Simon Property Group,
Mack-Cali Realty Corp.                           314,836   10,298    Inc.                                         1,096,626  101,701
SL Green Realty Corp.                            288,691   18,283  Taubman Centers, Inc.                            194,680    8,685
                                                         --------                                                           --------
                                                          119,620                                                            133,492
-----------------------------------------------------------------                                                           --------
TOTAL INDUSTRIAL/OFFICE                                   161,730
-----------------------------------------------------------------


                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                  7
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

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

                                                 SHARES    VALUE                                                 SHARES    VALUE
                                               --------- --------                                              --------- --------
SHOPPING CENTERS--9.5%                                             SHORT-TERM INVESTMENTS--2.4%
Developers Diversified
  Realty Corp.                                 1,339,817 $ 15,033  MONEY MARKET MUTUAL FUNDS--2.4%
Federal Realty Investment                                          BlackRock Liquidity Funds
  Trust                                          197,530   16,130    TempFund Portfolio -
Kimco Realty Corp.                             1,840,865   28,993    Institutional Shares
Regency Centers Corp.                             61,240    2,417    (seven-day effective
Tanger Factory Outlet                                                yield 0.229%)                            22,897,199 $ 22,897
  Centers                                        214,020   10,089  --------------------------------------------------------------
Weingarten Realty                                                  TOTAL SHORT-TERM INVESTMENTS
  Investors                                      786,470   17,161  (IDENTIFIED COST $22,897)                               22,897
                                                         --------  --------------------------------------------------------------
                                                           89,823  TOTAL INVESTMENTS--101.0%
-----------------------------------------------------------------  (IDENTIFIED COST $628,716)                             956,693(1)
TOTAL RETAIL                                              223,315  Other assets and liabilities, net--(1.0)%               (9,876)
-----------------------------------------------------------------                                                        --------
SELF STORAGE--6.8%                                                 NET ASSETS--100.0%                                    $946,817
Extra Space Storage, Inc.                      1,080,012   17,324                                                        ========
Public Storage                                   486,523   47,212
-----------------------------------------------------------------
TOTAL SELF STORAGE                                         64,536
-----------------------------------------------------------------
SPECIALTY--8.0%
Digital Realty Trust, Inc.                       605,715   37,372
Entertainment Properties
  Trust                                          271,529   11,725
Plum Creek Timber Co.,
  Inc.                                           319,961   11,295
Rayonier, Inc.                                   319,190   15,998
-----------------------------------------------------------------
TOTAL SPECIALTY                                            76,390
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $605,819)                                933,796
-----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.6%
(IDENTIFIED COST $605,819)                                933,796
-----------------------------------------------------------------

FOOTNOTE LEGEND

(1)  Federal Income Tax  Information:  For tax  information at September 30, 2010, see Note 8, Federal Income Tax Information in the
     Notes to Financial Statements.

(2)  Non-income producing.

                                                  See Notes to Financial Statements

                     For information regarding certain investment terms, see the Key Investment Terms on page 5.


                                                                  8
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

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

($ reported in thousands)

The  following  table  provides a summary of inputs  used to value the Fund's net  assets as of  September  30,  2010 (see  Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                                                 Total Value at       Level 1 -
                                                                                               September 30, 2010   Quoted Prices
                                                                                               ------------------   -------------
INVESTMENT SECURITIES:
Common Stocks:
  Real Estate Investment Trusts                                                                     $933,796           $933,796
  Short-Term Investments                                                                              22,897             22,897
                                                                                                    --------           --------
Total Investments                                                                                   $956,693           $956,693
                                                                                                    ========           ========

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                                                  See Notes to Financial Statements


                                                                  9

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                         SEPTEMBER 30, 2010

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1) ..............................................................................   $   956,693
Receivables
   Investment securities sold .....................................................................................         6,888
   Fund shares sold ...............................................................................................         4,838
   Dividends and interest receivable ..............................................................................         2,192
Trustee retainer ..................................................................................................             5
Prepaid expenses ..................................................................................................            55
                                                                                                                      -----------
      Total assets ................................................................................................       970,671
                                                                                                                      -----------
LIABILITIES
Payables
   Fund shares repurchased ........................................................................................        12,861
   Investment securities purchased ................................................................................         9,546
   Investment advisory fee ........................................................................................           592
   Distribution and service fees ..................................................................................           174
   Administration fee .............................................................................................           113
   Transfer agent fees and expenses ...............................................................................           457
   Professional fee ...............................................................................................            33
   Other accrued expenses .........................................................................................            78
                                                                                                                      -----------
      Total liabilities ...........................................................................................        23,854
                                                                                                                      -----------
NET ASSETS ........................................................................................................   $   946,817
                                                                                                                      ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ..................................................................   $   806,110
Accumulated undistributed net investment income (loss) ............................................................            23
Accumulated undistributed net realized gain (loss) ................................................................      (187,293)
Net unrealized appreciation (depreciation) on investments .........................................................       327,977
                                                                                                                      -----------
NET ASSETS ........................................................................................................   $   946,817
                                                                                                                      ===========
CLASS A
Net asset value (net assets/shares outstanding) per share .........................................................   $     26.10
Maximum offering price per share NAV/(1-5.75%) ....................................................................   $     27.69
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................    22,096,608
Net Assets ........................................................................................................   $   576,760

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share ......................................   $     25.76
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................       644,261
Net Assets ........................................................................................................   $    16,595

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ......................................   $     26.06
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................     1,792,539
Net Assets ........................................................................................................   $    46,722

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ......................................   $     26.08
Shares of beneficial interest outstanding, no par value, unlimited authorization ..................................    11,759,411
Net Assets ........................................................................................................   $   306,740

(1) Investment in securities at cost ..............................................................................   $   628,716

                                                  See Notes to Financial Statements


                                                                 10
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

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                       STATEMENT OF OPERATIONS
                                                    YEAR ENDED SEPTEMBER 30, 2010

($ reported in thousands)

INVESTMENT INCOME
   Dividends ......................................................................................................      $ 25,374
                                                                                                                         --------
      Total investment income .....................................................................................        25,374
                                                                                                                         --------
EXPENSES
   Investment advisory fees .......................................................................................         6,642
   Service fees, Class A ..........................................................................................         1,356
   Distribution and service fees, Class B .........................................................................           171
   Distribution and service fees, Class C .........................................................................           446
   Administration fees ............................................................................................         1,023
   Transfer agent fee and expenses ................................................................................         2,681
   Custodian fees .................................................................................................            36
   Printing fees and expenses .....................................................................................           161
   Professional fees ..............................................................................................            57
   Registration fees ..............................................................................................           108
   Trustees' fee and expenses .....................................................................................            75
   Miscellaneous expenses .........................................................................................           111
                                                                                                                         --------
      Total expenses ..............................................................................................        12,867
   Less expenses reimbursed and/or waived by investment adviser ...................................................            --(1)
                                                                                                                         --------
      Net expenses ................................................................................................        12,867
                                                                                                                         --------
NET INVESTMENT INCOME (LOSS) ......................................................................................        12,507
                                                                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ........................................................................        39,494
   Net change in unrealized appreciation (depreciation) on investments ............................................       185,836
                                                                                                                         --------
NET GAIN (LOSS) ON INVESTMENTS ....................................................................................       225,330
                                                                                                                         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................................................      $237,837
                                                                                                                         ========
(1) Amount is less than $500 (not reported in thousands).

                                                  See Notes to Financial Statements


                                                                 11
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

                                                         VIRTUS REAL ESTATE SECURITIES FUND
                                                          STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                                 Year Ended           Year Ended
                                                                                             September 30, 2010   September 30, 2009
                                                                                             ------------------   ------------------
INCREASE/DECREASE IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..........................................................       $  12,507            $   17,623
   Net realized gain (loss) ..............................................................          39,494              (218,412)
   Net change in unrealized appreciation (depreciation) ..................................         185,836               (97,517)
                                                                                                 ---------            ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................         237,837              (298,306)
                                                                                                 ---------            ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ........................................................          (7,668)              (13,091)
   Net investment income, Class B ........................................................            (121)                 (348)
   Net investment income, Class C ........................................................            (311)                 (720)
   Net investment income, Class I ........................................................          (4,625)               (3,219)
                                                                                                 ---------            ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ................................         (12,725)              (17,378)
                                                                                                 ---------            ----------
FROM SHARE TRANSACTIONS
SALE OF SHARES
   Class A (8,024 and 13,818 shares, respectively) .......................................         189,394               221,839
   Class B (5 and 53 shares, respectively) ...............................................             112                   888
   Class C (261 and 418 shares, respectively) ............................................           6,044                 6,721
   Class I (5,484 and 8,180 shares, respectively) ........................................         117,414               135,413

REINVESTMENT OF DISTRIBUTIONS
   Class A (283 and 757 shares, respectively) ............................................           6,776                11,294
   Class B (4 and 20 shares, respectively) ...............................................              99                   282
   Class C (11 and 40 shares, respectively) ..............................................             252                   585
   Class I (171 and 187 shares, respectively) ............................................           4,098                 2,869

SHARES REPURCHASED
   Class A (13,553 and 16,768 shares, respectively) ......................................        (305,363)             (272,522)
   Class B (249 and 415 shares, respectively) ............................................          (5,597)               (6,803)
   Class C (550 and 831 shares, respectively) ............................................         (12,723)              (13,231)
   Class I (4,122 and 1,779 shares, respectively) ........................................         (97,259)              (28,068)
                                                                                                 ---------            ----------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ................................         (96,753)               59,267
                                                                                                 ---------            ----------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         128,359              (256,417)

NET ASSETS
Beginning of period ......................................................................         818,458             1,074,875
                                                                                                 ---------            ----------
END OF PERIOD ............................................................................       $ 946,817            $  818,458
                                                                                                 =========            ==========
Accumulated undistributed net investment income (loss) at end
   of period .............................................................................       $      23            $      241

                                                  See Notes to Financial Statements


                                                                 12
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

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                        FINANCIAL HIGHLIGHTS
                                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                       THROUGHOUT EACH PERIOD

                  NET                   NET
                 ASSET               REALIZED              DIVIDENDS DISTRIBUTIONS
                VALUE,       NET        AND       TOTAL      FROM        FROM
               BEGINNING INVESTMENT UNREALIZED    FROM        NET         NET
                  OF       INCOME      GAIN    INVESTMENT INVESTMENT   REALIZED        TOTAL
                PERIOD    (LOSS)(2)   (LOSS)   OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
               ---------------------------------------------------------------------------------
CLASS A
10/1/09 to
   9/30/10       $20.21     0.32        5.90       6.22     (0.33)         --         (0.33)
10/1/08 to
   9/30/09        29.19     0.47       (8.99)     (8.52)    (0.46)         --         (0.46)
10/1/07 to
   9/30/08        34.10     0.45       (3.88)     (3.43)    (0.47)      (1.01)        (1.48)
12/1/06 to
   9/30/07        38.18     0.32       (2.59)     (2.27)    (0.32)      (1.49)        (1.81)
12/1/05 to
   11/30/06       28.15     0.30       10.73      11.03     (0.37)      (0.63)        (1.00)
12/1/04 to
   11/30/05       25.46     0.43        4.08       4.51     (0.42)      (1.40)        (1.82)
CLASS B
10/1/09 to
   9/30/10       $19.95     0.16        5.81       5.97     (0.16)         --         (0.16)
10/1/08 to
   9/30/09        28.85     0.35       (8.91)     (8.56)    (0.34)         --         (0.34)
10/1/07 to
   9/30/08        33.72     0.22       (3.83)     (3.61)    (0.25)      (1.01)        (1.26)
12/1/06 to
   9/30/07        37.74     0.10       (2.56)     (2.46)    (0.07)      (1.49)        (1.56)
12/1/05 to
   11/30/06       27.86     0.07       10.59      10.66     (0.15)      (0.63)        (0.78)
12/1/04 to
   11/30/05       25.21     0.23        4.05       4.28     (0.23)      (1.40)        (1.63)
CLASS C
10/1/09 to
   9/30/10       $20.19     0.15        5.88       6.03     (0.16)         --         (0.16)
10/1/08 to
   9/30/09        29.17     0.35       (8.99)     (8.64)    (0.34)         --         (0.34)
10/1/07 to
   9/30/08        34.07     0.23       (3.88)     (3.65)    (0.24)      (1.01)        (1.25)
12/1/06 to
   9/30/07        38.11     0.10       (2.59)     (2.49)    (0.06)      (1.49)        (1.55)
12/1/05 to
   11/30/06       28.12     0.06       10.71      10.77     (0.15)      (0.63)        (0.78)
12/1/04 to
   11/30/05       25.43     0.25        4.07       4.32     (0.23)      (1.40)        (1.63)

                                                                        RATIO OF       RATIO OF
                                                                          GROSS           NET
                                                         RATIO OF       EXPENSES      INVESTMENT
                           NET                   NET       NET         TO AVERAGE       INCOME
              CHANGE IN   ASSET                ASSETS,   EXPENSES      NET ASSETS       (LOSS)
                 NET     VALUE,                END OF   TO AVERAGE       (BEFORE      TO AVERAGE PORTFOLIO
                ASSET      END       TOTAL     PERIOD      NET         WAIVERS AND        NET     TURNOVER
                VALUE   OF PERIOD  RETURN(1)   (000'S)  ASSETS(7)  REIMBURSEMENTS)(7)   ASSETS      RATE
              --------------------------------------------------------------------------------------------
CLASS A
10/1/09 to
   9/30/10      5.89     $26.10   30.93%    $  576,760   1.48%          1.48%          1.39%      35%
10/1/08 to
   9/30/09     (8.98)     20.21  (28.61)       552,518   1.59           1.59           2.88       48
10/1/07 to
   9/30/08     (4.91)     29.19   (9.94)       862,062   1.37(5)        1.45           1.51       32
12/1/06 to
   9/30/07     (4.08)     34.10   (6.14)(4)  1,136,923   1.32(3)        1.39(3)        1.06(3)    25(4)
12/1/05 to
   11/30/06    10.03      38.18   40.37      1,289,007   1.30           1.30           0.94       24
12/1/04 to
   11/30/05     2.69      28.15   18.67        737,744   1.30           1.30           1.68       22
CLASS B
10/1/09 to
   9/30/10      5.81     $25.76   30.01%    $   16,595   2.23%          2.23%          0.70%      35%
10/1/08 to
   9/30/09     (8.90)     19.95  (29.20)        17,648   2.34           2.34           2.16       48
10/1/07 to
   9/30/08     (4.87)     28.85  (10.65)        35,376   2.12(5)        2.20           0.76       32
12/1/06 to
   9/30/07     (4.02)     33.72   (6.72)(4)     49,964   2.07(3)        2.13(3)        0.32(3)    25(4)
12/1/05 to
   11/30/06     9.88      37.74   39.29         71,240   2.05           2.05           0.24       24
12/1/04 to
   11/30/05     2.65      27.86   17.81         59,042   2.05           2.05           0.93       22
CLASS C
10/1/09 to
   9/30/10      5.87     $26.06   29.95%    $   46,722   2.23%          2.23%          0.65%      35%
10/1/08 to
   9/30/09     (8.98)     20.19  (29.17)        41,818   2.34           2.34           2.12       48
10/1/07 to
   9/30/08     (4.90)     29.17  (10.63)        71,278   2.12(5)        2.20           0.76       32
12/1/06 to
   9/30/07     (4.04)     34.07   (6.71)(4)    100,321   2.07(3)        2.14(3)        0.32(3)    25(4)
12/1/05 to
   11/30/06     9.99      38.11   39.32        112,794   2.05           2.05           0.19       24
12/1/04 to
   11/30/05     2.69      28.12   17.80         67,764   2.05           2.05           0.97       22

                                                  See Notes to Financial Statements


                                                                 13

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                        FINANCIAL HIGHLIGHTS
                                     SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                       THROUGHOUT EACH PERIOD

                  NET                   NET
                 ASSET               REALIZED              DIVIDENDS DISTRIBUTIONS
                VALUE,       NET        AND       TOTAL      FROM        FROM
               BEGINNING INVESTMENT UNREALIZED    FROM        NET         NET
                  OF       INCOME      GAIN    INVESTMENT INVESTMENT   REALIZED        TOTAL
                PERIOD    (LOSS)(2)   (LOSS)   OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
               ---------------------------------------------------------------------------------
CLASS I
10/1/09 to
   9/30/10       $20.19     0.38        5.90       6.28     (0.39)         --         (0.39)
10/1/08 to
   9/30/09        29.17     0.49       (8.97)     (8.48)    (0.50)         --         (0.50)
10/1/07 to
   9/30/08        34.08     0.62       (3.98)     (3.36)    (0.54)      (1.01)        (1.55)
12/29/06(6) to
   9/30/07        35.99     0.28       (1.87)     (1.59)    (0.31)      (0.01)        (0.32)

                                                                          RATIO OF       RATIO OF
                                                                            GROSS           NET
                                                           RATIO OF       EXPENSES      INVESTMENT
                             NET                   NET       NET         TO AVERAGE       INCOME
                CHANGE IN   ASSET                ASSETS,   EXPENSES      NET ASSETS       (LOSS)
                   NET     VALUE,                END OF   TO AVERAGE       (BEFORE      TO AVERAGE PORTFOLIO
                  ASSET      END       TOTAL     PERIOD      NET         WAIVERS AND        NET     TURNOVER
                  VALUE   OF PERIOD  RETURN(1)   (000'S)  ASSETS(7)  REIMBURSEMENTS)(7)   ASSETS      RATE
                --------------------------------------------------------------------------------------------
CLASS I
10/1/09 to
   9/30/10         5.89     $26.08   31.27%    $  306,740   1.23%          1.23%          1.63%       35%
10/1/08 to
   9/30/09        (8.98)     20.19  (28.45)       206,474   1.32           1.32           3.00        48
10/1/07 to
   9/30/08        (4.91)     29.17   (9.71)       106,159   1.12(5)        1.20           2.11        32
12/29/06(6) to
   9/30/07        (1.91)     34.08   (4.44)(4)     32,887   1.11(3)        1.23(3)        1.09(3)     25(4)

(1)  Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Blended net expense ratio.
(6)  Inception date.
(7)  The Fund may invest in other funds, and the annualized expense ratios do not reflect fees and expenses associated with the underlying funds.

                                                  See Notes to Financial Statements


                                                                 14

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                    NOTES TO FINANCIAL STATEMENTS
                                                         SEPTEMBER 30, 2010


1.   ORGANIZATION
     Virtus Opportunities Trust (the "Trust"), is organized as a Delaware statutory trust and is registered under the Investment
     Company Act of 1940 ("1940 Act"), as amended, as an open-end management investment company.

     As of the date of this report, 20 funds are offered for sale, of which the Real Estate Securities Fund (the "Fund") is reported in this annual report. The Fund's investment objective is outlined in the Fund Summary page.

     The Fund offers Class A shares, Class C shares and Class I shares for sale. Effective December 1, 2009 (the "Closing Date"),
     Class B shares are no longer available for by new or existing shareholders, except by existing shareholders through Qualifying
     Transactions (for information regarding Qualifying Transactions, refer to the Trust's prospectus).

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. Prior to January
     29, 2010, the CDSC was imposed on certain redemptions made within one year following purchases on which a finder's fee had been paid. As of January 29, 2010, the period for which such CDSC applies for the Fund was modified to be 18 months. In each case, the CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares were sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held.

     Class C shares are generally sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITY VALUATION:
          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          o    Level 1 - quoted prices in active markets for identical securities


                                                                 15

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010


          o    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          o    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New
          York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the
          Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as
          Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the
          Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:
          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund


                                                                 16

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010


          amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:
          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The
          Fund files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of
          September 30, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2006 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:
          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:
          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately made.


                                                                 17
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

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010


3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:
          Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment
          Partners, Inc. ("Virtus"), is the Adviser to the Fund.

          For managing, or directing the management of, the investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund: 0.75% of 1st $1 billion; 0.70% $1+
          billion through $2 billion and 0.65% $2+ billion. The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:
          The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Duff & Phelps Investment
          Management Co. ("Duff & Phelps") serves as the Fund's subadviser. Duff & Phelps is an indirect, wholly-owned subsidiary of
          Virtus.

     C.   EXPENSE RECAPTURE:
          Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under arrangements previously in effect, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred.
          The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations at the time the fees were waived. All or a portion of the following
          Adviser reimbursed expenses may be recaptured by the fiscal years ended as follows:

                                                           EXPIRATION DATE
                                                  ----------------------------------
                                                   2011     2012     2013     TOTAL
                                                  ------   ------   ------   -------
                                                   $832     $ --     $ --     $832

          During the current fiscal year, the expense ratio has not fallen below the rate required for recapture.

     D.   DISTRIBUTOR:
          As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of
          Virtus, has advised the Fund that for the fiscal year (the "period") ended September 30, 2010, it retained Class A net commissions of $31; Class B deferred sales charges of $31; and Class C deferred sales charges of $5.

          In addition, the Fund pays VP Distributors distribution and/or service fees under Board approved 12b-1 and shareholder service plans, at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class. Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.


                                                                 18

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:
          VP Distributors serves as the Administrator to the Fund. For the period ended September 30, 2010, VP Distributors received administration fees totaling $697 which are included in the Statement of Operations.

          VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2010, VP Distributors received transfer agent fees totaling $2,124 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide service to the Fund.

          On April 14, 2010, the Board of Trustees approved an increase in the rate of fees paid to VP Distributors in its role as administrator and transfer agent to the Fund effective immediately.

     F.   AFFILIATED SHAREHOLDERS:
          At September 30, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of the
          Fund which may be redeemed at any time that aggregated the following:

                                                                   AGGREGATE    NET ASSET
                                                                     SHARES       VALUE
                                                                   ----------   ---------
                            Class I shares .....................    877,629      $22,889

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities for the Fund (excluding U.S. Government securities or agency securities and short-term securities) during the period ended September 30, 2010, were as follows:

                                                        LONG-TERM
                                                   --------------------
                                                   PURCHASES     SALES
                                                   ---------   --------
                                                    $304,004   $389,906

     There were no purchases or sales of long-term U.S. Government or agency securities.

5.   10% SHAREHOLDERS

     As of September 30, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with Virtus.

                                                 % OF        NUMBER
                                                SHARES         OF
                                              OUTSTANDING   ACCOUNTS
                                              -----------   --------
                                                  27%          2

6.   CREDIT RISK AND ASSET CONCENTRATIONS
     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the
     Fund did not concentrate its investments in such sectors.


                                                                 19
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

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

7.   INDEMNIFICATIONS
     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

8.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the
     Fund were as follows:
                                                                                    NET UNREALIZED
                                          FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
                                         TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                         --------   ------------   --------------   --------------
                                         $674,131     $284,104        $(1,542)         $282,562

     The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

                                                     2017      2018      TOTAL
                                                   -------   --------   --------
                                                   $34,344   $107,534   $141,878

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

     Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2010, the Fund deferred capital loss of
     $0 and recognized post-October capital losses of $141,813.

     The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income of $23 and undistributed long-term capital gains of $0.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of
     Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9.   RECENT ACCOUNTING PRONOUNCEMENT
     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving
     Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

10.  SUBSEQUENT EVENT EVALUATIONS
     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.


                                                                 20
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

                                               REPORT OF INDEPENDENT REGISTERED PUBLIC
                                                           ACCOUNTING FIRM

(PRICEWATERHOUSECOOPERS LOGO)

To the Board of Trustees of
Virtus Opportunities Trust and Shareholders of
Virtus Real Estate Securities Fund:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Virtus Real Estate Securities Fund ("Fund"), a series of Virtus Opportunities Trust, at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements")
are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2010 by correspondence with the custodian, brokers and transfer agent, provides a reasonable basis for our opinion.


(PRICEWATERHOUSECOOPERS LLP)

Philadelphia, Pennsylvania
November 22, 2010


                                                                 21
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

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                       TAX INFORMATION NOTICE
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

For the fiscal year ended September 30, 2010, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentage, or the maximum amount allowable, of its ordinary income dividends ("QDI") to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction ("DRD") for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amount below, or if subsequently different, as long-term capital gains dividends ("LTCG") ($ reported in thousands).

                                                          QDI   DRD   LTCG
                                                          ---   ---   ----
                                                           0%    0%    $--


                                                                 22

                                                       FUND MANAGEMENT TABLES

     Information pertaining to the Trustees and officers of the Trust as of September 30, 2010, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361. The address of each individual, unless otherwise noted, is 100 Pearl Street, Hartford, CT 06103-4506. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
   NAME,YEAR OF BIRTH,                                              PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                                DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.           Chairman, Bloc Global Services Group, LLC (commodities business) (2010 to present). Managing Director,
YOB: 1939                  Almanac Capital Management (commodities business) (2007 to 2008). Partner, Stonington Partners, Inc.
44 Funds                   (private equity fund) (2001 to 2007). Director/Trustee, Evergreen Funds (88 portfolios) (1989 to present).
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin       Managing Director, SeaCap Asset Management Fund I, L.P. (2009 to present) and SeaCap Partners, LLC
Chairman                   (investment management) (2009 to present). Partner, Cross Pond Partners, LLC (strategy consulting firm)
YOB: 1946                  (2006 to present). Director, World Trust Fund (1991 to present). Chairman and Trustee, Virtus Variable
47 Funds                   Insurance Trust (f/k/a The Phoenix Edge Series Fund) (8 portfolios) (2003 to present). Director, DTF
                           Tax-Free Income Fund, Inc. (1996 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (1996
                           to present); and DNP Select Income Fund Inc. (2009 to present). Director, Argo Group International
                           Holdings, Inc. and its predecessor, PXRE Corporation (insurance) (1986 to 2009).
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara      Retired. Managing Director, U.S. Trust Company of New York (1982 to 2006). Director, DTF Tax-Free Income
YOB: 1951                  Fund, Inc. (2003 to present); Duff & Phelps Utility and Corporate Bond Trust, Inc. (2003 to present); and
47 Funds                   DNP Select Income Fund Inc. (2009 to present).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates             Managing Director, Wydown Group (consulting firm) (1994 to present). Chairman and Trustee, John Hancock
YOB: 1946                  Trust (93 portfolios) and John Hancock Funds II (74 portfolios) (2005 to present). Director, Stifel
44 Funds                   Financial (1996 to present). Director, Connecticut River Bank (1999 to present) and Connecticut River
                           Bancorp (1998 to present). Chairman, Emerson Investment Management, Inc. (2000 to present). Director,
                           Trust Company of New Hampshire (2002 to present). Director, Beaumont Financial Partners, LLC (2000 to
                           present). President of the Board (1999 to present) and Director (1985 to present), Middlesex School.
                           Chairman (1997 to 2006) and Non-Executive Chairman (2007 to present), Hudson Castle Group, Inc. (formerly
                           IBEX Capital Markets, Inc.) (financial services). Director, Investors Bank and Trust Co. and Investors
                           Financial Services Corporation (1995 to 2007). Trustee, John Hancock Funds III (2005 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson        Managing Director, Northway Management Company (1998 to present).
YOB: 1946
44 Funds
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck    Director, The J.P. Morgan Continental European Investment Trust (1998 to present). Director, Groupe SNEF
YOB: 1942                  (electric and electronic installations) (1998 to present). Director, Galapagos N.V. (biotechnology) (2005
44 Funds                   to present). Chairman, Amsterdam Molecular Therapeutics N.V. (biotechnology) (2007 to present). Director,
                           Movetis N.V. (biotechnology) (2008 to present). Director, Borje Berlin A.G. (stock exchange) (2008 to
                           2009). Chairman, EASDAQ (stock exchange) (2001 to 2007). Chairman, Banco Urquijo (1998 to 2006).
------------------------------------------------------------------------------------------------------------------------------------


                                                                 23


                                                 FUND MANAGEMENT TABLES (CONTINUED)

                                                         INTERESTED TRUSTEE

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.
------------------------------------------------------------------------------------------------------------------------------------
   NAME,YEAR OF BIRTH,                                              PRINCIPAL OCCUPATION(S)
    YEAR ELECTED AND                                                DURING PAST 5 YEARS AND
NUMBER OF FUNDS OVERSEEN                                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward(1)       Director, President and Chief Executive Officer (2008 to present), Director and President (2006 to 2008),
YOB: 1964                  Chief Operating Officer (2004 to 2006), Vice President, Finance, (2001 to 2002), Virtus Investment
46 Funds                   Partners, Inc. and/or certain of its subsidiaries. Various senior officer positions with Virtus affiliates (2008 to present). Senior Executive Vice President and President, Asset Management (2007 to
                           2008), Senior Vice President and Chief Operating Officer, Asset Management (2004 to 2007), Vice President
                           and Chief of Staff (2001 to 2004), The Phoenix Companies, Inc. Various senior officer positions with
                           Phoenix affiliates (2005 to 2008). President (2006 to present), Executive Vice President (2004 to 2006), the Virtus Mutual Funds Family. President, Virtus Variable Insurance Trust (f/k/a The Phoenix Edge Series
                           Fund) (8 portfolios) (since 2010). Chairman, President and Chief Executive Officer, The Zweig Funds (2
                           portfolios) (2006 to present).
------------------------------------------------------------------------------------------------------------------------------------

(1)  Mr. Aylward is an "interested person," as defined in the 1940 Act, by reason of his position as President and Chief Executive
     Officer of Virtus Investment Partners, Inc. ("Virtus"), the ultimate parent company of the Adviser, and various positions with its affiliates including the Adviser.


                                                                 24


                                                 FUND MANAGEMENT TABLES (CONTINUED)

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                          POSITION(S) HELD WITH
 NAME, ADDRESS AND         TRUST AND LENGTH OF                                    PRINCIPAL OCCUPATION(S)
   YEAR OF BIRTH               TIME SERVED                                         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman   Senior Vice President            Executive Vice President, Head of Product Management (2009 to present), Senior
YOB: 1962            since 2008.                      Vice President, Asset Management Product Development (2008 to 2009), Senior
                                                      Vice President, Asset Management Product Development (2005 to 2007), Virtus
                                                      Investment Partners, Inc. and/or certain of its subsidiaries. Senior Vice
                                                      President, Virtus Variable Insurance Trust (f/k/a The Phoenix Edge Series
                                                      Fund) (8 portfolios) (since 2010). Director (2008 to 2009), Director and
                                                      President (2006 to 2007), VP Distributors, Inc. (f/k/a Phoenix Equity Planning
                                                      Corporation). Director and Senior Vice President, Virtus Investment Advisers,
                                                      Inc. (2008 to present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch         Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989 to present). Vice
c/o Zweig-DiMenna    Chief Compliance Officer         President, The Zweig Funds (2 portfolios) (2004 to present). Independent Chief
Associates, LLC      since 2004.                      Compliance Officer, Virtus Variable Insurance Trust (f/k/a The Phoenix Edge
900 Third Avenue                                      Series Fund) (8 portfolios) (2004 to present). President and Director of
New York, NY 10022                                    Watermark Securities, Inc. (1991 to present). Assistant Secretary, Gotham
YOB: 1945                                             Advisors Inc. (1990 to 2005).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley   Chief Financial Officer and      Senior Vice President, Fund Administration (2009 to present), Vice President,
YOB: 1972            Treasurer since 2005.            Fund Administration (2007 to 2009), Second Vice President, Fund Control & Tax
                                                      (2004 to 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries. Chief Financial Officer and Treasurer (2006- present), Vice
                                                      President and Principal Accounting Officer (2006 to 2010), Assistant Treasurer
                                                      (2004 to 2006), Virtus Variable Insurance Trust (f/k/a The Phoenix Edge Series
                                                      Fund) (8 portfolios). Chief Financial Officer and Treasurer (2005 to present),
                                                      Assistant Treasurer (2004 to 2006), certain funds within the Virtus Mutual
                                                      Funds Family.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr        Vice President, Chief Legal      Senior Vice President (2009 to present), Counsel and Secretary (2008 to
YOB: 1954            Officer, Counsel and Secretary   present) and Vice President (2008 to 2009), Virtus Investment Partners, Inc.
                     since 2005.                      and/or certain of its subsidiaries. Vice President, Chief Legal Officer,
                                                      Counsel and Secretary, Virtus Variable Insurance Trust (f/k/a The Phoenix Edge
                                                      Series Fund) (8 portfolios) (since 2010). Vice President and Counsel, Phoenix
                                                      Life Insurance Company (2005 to 2008). Compliance Officer of Investments and
                                                      Counsel, Travelers Life and Annuity Company (January 2005 to May 2005).
                                                      Assistant General Counsel and certain other positions, The Hartford Financial
                                                      Services Group (1995 to 2005).
------------------------------------------------------------------------------------------------------------------------------------


                                                                 25


VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES                                       INVESTMENT ADVISER
George R. Aylward                              Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                               100 Pearl Street
Philip R. McLoughlin, Chairman                 Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                 PRINCIPAL UNDERWRITER
Richard E. Segerson                            VP Distributors, Inc.
Ferdinand L.J. Verdonck                        100 Pearl Street
                                               Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                   TRANSFER AGENT
Francis G. Waltman, Senior Vice President      VP Distributors, Inc.
Marc Baltuch, Vice President and               100 Pearl Street
   Chief Compliance Officer                    Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
   and Treasurer                               CUSTODIAN
Kevin J. Carr, Vice President, Chief Legal     PFPC Trust Company
   Officer, Counsel and Secretary              8800 Tinicum Boulevard
                                               Philadelphia, PA 19153-3111

                                               INDEPENDENT REGISTERED PUBLIC
                                               ACCOUNTING FIRM
                                               PricewaterhouseCoopers LLP
                                               2001 Market Street
                                               Philadelphia, PA 19103-7042

                                               HOW TO CONTACT US
                                               Mutual Fund Services       1-800-243-1574
                                               Adviser Consulting Group   1-800-243-4361
                                               Telephone Orders           1-800-367-5877
                                               Text Telephone             1-800-243-1926
                                               Web site                       virtus.com






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IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
------------------------------------------------------------------------------------------------------------------------------------

                                                     VIRTUS OPPORTUNITIES TRUST

                                    Supplement dated November 29, 2010 to the Prospectuses dated
                                  January 31, 2010, as supplemented and revised September 14, 2010

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds, except Virtus
International Equity Fund and Virtus Premium AlphaSector Fund. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500. Also effective January 1, 2011, the Class A Sales charge and dealer commission schedules for Virtus fixed income funds will be modified.

MINIMUM PURCHASE REQUIREMENTS

Effective January 1, 2011, Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled "Purchase Minimums" under the heading "Purchase and Sale of Fund Shares" in each fund's prospectus is replaced with the following:

     -------------------------------------------------------------------------------------------------------------------------------
     PURCHASE MINIMUMS (EXCEPT CLASS I SHARES)
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Initial Purchase                                                                                             $2,500
     -------------------------------------------------------------------------------------------------------------------------------
        Individual Retirement Accounts (IRAs), systematic
        purchase, or systematic exchange accounts                                                                         $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs,
        profit-sharing plans, or employee benefit plans                                                                   No minimum
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Additional Purchase                                                                                          $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs,
        profit-sharing plans, or employee benefit plans                                                                   No minimum
     -------------------------------------------------------------------------------------------------------------------------------

Also, the description of minimum initial and subsequent investment amounts appearing in the section "Step 1" under the heading "Your
Account" is amended to reflect the information shown in the above table.

Minimums shown above currently apply to Virtus International Equity Fund and Virtus Premium AlphaSector Fund.

ANNUAL FEE ASSESSMENT FOR CERTAIN ACCOUNTS

Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading "Account Policies" in each fund's prospectus:

     ANNUAL FEE ON SMALL ACCOUNTS

     To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserve the right to assess an annual
     $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

     The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

CLASS A SALES CHARGES -- APPLICABLE TO VIRTUS FIXED INCOME FUNDS

Effective January 1, 2011, Virtus Mutual Funds will implement changes to the sales charge and dealer commission schedules applicable to purchases of Class A Shares of Virtus fixed income funds. Accordingly, the Virtus Opportunities Trust Prospectus will be revised as described below.


                                                     VIRTUS OPPORTUNITIES TRUST

                                    Supplement dated November 29, 2010 to the Prospectuses dated
                            January 31, 2010, as supplemented and revised September 14, 2010 (Continued)

The following information replaces the second table under the heading "Sales Charges You May Pay to Purchase Class A Shares" in the
section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

                                 VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

          AMOUNT OF                                                             SALES CHARGE AS A                  SALES CHARGE AS A
       TRANSACTION AT                                                             PERCENTAGE OF                      PERCENTAGE OF
       OFFERING PRICE                                                             OFFERING PRICE                    AMOUNT INVESTED
---------------------------------                                              ------------------                  -----------------
Under $50,000                                                                          2.75%                              2.83%
$50,000 but under $100,000                                                             2.25                               2.30
$100,000 but under $250,000                                                            1.75                               1.78
$250,000 but under $500,000                                                            1.25                               1.27
$500,000 but under $1,000,000                                                          1.00                               1.01
$1,000,000 or more                                                                     None                               None

                         VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED INCOME FUND

           AMOUNT OF                                                            SALES CHARGE AS A                  SALES CHARGE AS A
         TRANSACTION AT                                                           PERCENTAGE OF                      PERCENTAGE OF
         OFFERING PRICE                                                           OFFERING PRICE                    AMOUNT INVESTED
---------------------------------                                              ------------------                  -----------------
Under $50,000                                                                          3.75%                              3.90%
$50,000 but under $100,000                                                             3.50                               3.63
$100,000 but under $250,000                                                            3.25                               3.36
$250,000 but under $500,000                                                            2.25                               2.30
$500,000 but under $1,000,000                                                          1.75                               1.78
$1,000,000 or more                                                                     None                               None

The following information replaces the second table under the heading "Compensation to Dealers" in the section "Sales Charges" in the Virtus Opportunities Trust Prospectus.

                                 VIRTUS CA TAX-EXEMPT BOND FUND AND VIRTUS SENIOR FLOATING RATE FUND

                                                                SALES CHARGE                SALES CHARGE             DEALER DISCOUNT
            AMOUNT OF                                               AS A                        AS A                       AS A
         TRANSACTION AT                                         PERCENTAGE OF              PERCENTAGE OF               PERCENTAGE OF
         OFFERING PRICE                                        OFFERING PRICE             AMOUNT INVESTED             OFFERING PRICE
---------------------------------                              --------------             ---------------            ---------------
Under $50,000                                                       2.75%                      2.83%                      2.25%
$50,000 but under $100,000                                          2.25                       2.30                       2.00
$100,000 but under $250,000                                         1.75                       1.78                       1.50
$250,000 but under $500,000                                         1.25                       1.27                       1.00
$500,000 but under $1,000,000                                       1.00                       1.01                       1.00
$1,000,000 or more                                                  None                       None                       None

                         VIRTUS BOND FUND, VIRTUS HIGH YIELD FUND AND VIRTUS MULTI-SECTOR FIXED INCOME FUND

                                                                SALES CHARGE                SALES CHARGE             DEALER DISCOUNT
            AMOUNT OF                                               AS A                        AS A                       AS A
         TRANSACTION AT                                         PERCENTAGE OF              PERCENTAGE OF              PERCENTAGE OF
         OFFERING PRICE                                        OFFERING PRICE             AMOUNT INVESTED            OFFERING PRICE
---------------------------------                              --------------             ---------------            ---------------
Under $50,000                                                       3.75%                      3.90%                      3.25%
$50,000 but under $100,000                                          3.50                       3.63                       3.00
$100,000 but under $250,000                                         3.25                       3.36                       2.75
$250,000 but under $500,000                                         2.25                       2.30                       2.00
$500,000 but under $1,000,000                                       1.75                       1.78                       1.50
$1,000,000 or more                                                  None                       None                       None

                        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

VOT 8020/Minimums&FISalesCharges (11/10)

                                                                          (VIRTUS MUTUAL FUNDS LOGO)               |--------------|
                                                                                                                   |   PRSRT STD  |
                                                                   c/o State Street Bank and Trust Company         | U.S. POSTAGE |
                                                                                P.O. Box 8301                      |     PAID     |
                                                                            Boston, MA 02266-8301                  |  LANCASTER,  |
                                                                                                                   |      PA      |
                                                                                                                   |  PERMIT 1793 |
                                                                                                                   |--------------|




For more information about

Virtus mutual funds, please call

your financial representative,

contact us at 1-800-243-1574

or virtus.com

8024                                                     10-10

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of the instructions for completion of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) James M. Oates has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Oates is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3) Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $412,280 for 2009 and $371,620 for 2010.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $39,179 for 2009 and $45,200 for 2010. Such audit-related fees were cross fund fees.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $86,086 for 2009 and $65,775 for 2010. "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2009 and $0 for 2010.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Virtus Opportunities Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

          The Audit Committee has determined that James M. Oates, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2) The percentage of services described in each of paragraphs (b) through
       (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) 0% for 2009 and 2010

               (c) 0% for 2009 and 2010

               (d) Not applicable for 2009 and 2010

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $818,945 for 2009 and $289,629 for 2010.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Opportunities Trust


By (Signature and Title)* /s/ George R. Aylward
                          -------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date December 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          -------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date December 3, 2010


By (Signature and Title)* /s/ W. Patrick Bradley
                          -------------------------------------
                          W. Patrick Bradley, Chief Financial
                          Officer and Treasurer
                          (principal financial officer)

Date December 3, 2010

* Print the name and title of each signing officer under his or her signature.